UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
February 28, 2021
Multi-Manager Alternative Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Alternative Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Alternative Strategies Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation with an emphasis on absolute (positive) returns.
Portfolio management
AlphaSimplex Group, LLC
Alexander Healy, Ph.D.
Kathryn Kaminski, Ph.D., CAIA
Philippe Lüdi, Ph.D., CFA
John Perry, Ph.D.
Robert Rickard
AQR Capital Management, LLC
Clifford Asness, Ph.D., M.B.A.
John Liew, Ph.D., M.B.A.
Yao Hua Ooi
Ari Levine, M.S.
Manulife Investment Management (US) LLC
Daniel Janis III
Christopher Chapman, CFA
Thomas Goggins
Kisoo Park
TCW Investment Management Company LLC
Stephen Kane, CFA
Laird Landmann
Tad Rivelle
Bryan Whalen, CFA
Water Island Capital, LLC
Roger Foltynowicz, CFA, CAIA
Gregg Loprete
Todd Munn
Average annual total returns (%) (for the period ended February 28, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class*	01/03/17	3.48	6.90	1.82	1.90
FTSE Three-Month U.S. Treasury Bill Index		0.05	0.33	1.16	0.67
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of the Fund’s Institutional Class shares include the returns of the Fund’s Class A shares for the period from April 23, 2012 (the inception date of the Fund) through January 2, 2017. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at February 28, 2021)
Asset-Backed Securities — Non-Agency	4.1
Commercial Mortgage-Backed Securities - Agency	1.1
Commercial Mortgage-Backed Securities - Non-Agency	1.8
Common Stocks	23.2
Convertible Bonds	1.1
Convertible Preferred Stocks	0.9
Corporate Bonds & Notes	20.3
Foreign Government Obligations	6.1
Inflation-Indexed Bonds	0.1
Limited Partnerships	0.1
Municipal Bonds	0.4
Options Purchased Calls	0.0(a)
Options Purchased Puts	0.0(a)
Preferred Debt	0.1
Preferred Stocks	0.2
Residential Mortgage-Backed Securities - Agency	4.5
Residential Mortgage-Backed Securities - Non-Agency	8.1
Rights	0.0(a)
Treasury Bills	4.9
U.S. Treasury Obligations	1.2
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	30.4
Total	108.6

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds (amounting to $142.8 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Percentages indicated are based upon total investments including options purchased, net of investments sold short and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at February 28, 2021)
Common Stocks	(8.3)
Exchange-Traded Equity Funds	(0.1)
Limited Partnerships	(0.2)
Total	(8.6)
Percentages indicated are based upon total investments including options purchased, net of investments sold short and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2021)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	105.2	(70.0)	35.2
Commodities Derivative Contracts	15.3	(0.2)	15.1
Equity Derivative Contracts	18.6	(0.1)	18.5
Foreign Currency Derivative Contracts	121.4	(90.2)	31.2
Total Notional Market Value of Derivative Contracts	260.5	(160.5)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 of the Notes to Consolidated Financial Statements.

4	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,034.80	1,017.80	6.84	6.78	1.37
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates, and to group retirement plan record keeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan record keeper to offer and/or service Instutional 3 Class shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the record keeper’s group retirement plan platform. The Fund does not currently offer Institutional 3 Class shares. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	5

Consolidated Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class A
3-month USD LIBOR + 1.380% Floor 1.380% 10/15/2031	1.605%	400,000	400,966
Allegro CLO XII Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/21/2032	2.100%	250,000	250,154
American Express Credit Account Master Trust(b)
Series 2017-2 Class A
1-month USD LIBOR + 0.450% 09/16/2024	0.557%	250,000	250,978
BlueMountain CLO Ltd.(a),(b)
Series 2013-1A Class A1R2
3-month USD LIBOR + 1.230% Floor 1.230% 01/20/2029	1.454%	362,680	362,828
BlueMountain CLO XXX Ltd.(a),(b)
Series 2020-30A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/15/2033	1.549%	450,000	451,170
Cedar Funding II CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.230% 06/09/2030	1.460%	750,000	750,033
Cedar Funding VI CLO Ltd.(a),(b)
Series 2016-6A Class BR
3-month USD LIBOR + 1.600% Floor 1.600% 10/20/2028	1.824%	275,000	275,116
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A
3-month USD LIBOR + 1.270% Floor 1.300% 10/25/2032	3.000%	725,000	726,006
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	399,486	425,732
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month USD LIBOR + 1.750% Floor 1.750%, Cap 15.000% 09/01/2033	1.865%	645,589	645,957
DB Master Finance LLC(a)
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	194,000	196,416
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1A Class A2I
05/20/2049	3.787%	187,150	189,611
Series 2019-1A Class A2II
05/20/2049	4.021%	98,500	104,202
Domino’s Pizza Master Issuer LLC(a),(b)
CMO Series 2017-1A Class A2I
3-month USD LIBOR + 1.250% 07/25/2047	1.468%	363,750	364,136
Dryden Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	1.018%	258,073	258,113
Eaton Vance CLO Ltd.(a),(b)
Series 2013-1A Class A13R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2034	1.410%	625,000	624,971
ECMC Group Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 1.350% 07/26/2066	1.468%	698,389	720,189
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.918%	420,042	422,993
Jack in the Box Funding LLC(a)
Series 2019-1A Class A2II
08/25/2049	4.476%	124,063	127,315
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	455,327	477,573
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	1.104%	392,944	393,048
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	57,703	59,953
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.640%	486,466	478,599
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	0.918%	384,802	384,221
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class A
3-month USD LIBOR + 1.250% Floor 1.250% 10/19/2032	1.475%	325,000	325,461
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class A2
3-month USD LIBOR + 1.550% Floor 1.550% 04/20/2028	1.774%	200,000	200,105
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/20/2034	2.338%	250,000	250,327
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	0.687%	170,300	169,931
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	0.278%	654,313	625,882
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% Floor 0.380% 10/25/2024	0.595%	74,181	74,118
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	1.415%	740,000	660,748
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	1.868%	364,368	367,749
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% Floor 1.700% 07/25/2023	1.918%	235,625	238,546
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.318%	304,469	303,430
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.068%	500,000	497,309
Series 2008-9 Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	1.718%	209,149	210,862
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2034	1.330%	1,040,000	1,056,961
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.080%	464,569	458,872
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	0.585%	380,223	349,060
Subordinated Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	0.388%	700,000	652,101
Subordinated Series 2007-3 Class B
3-month USD LIBOR + 0.150% Floor 0.150% 01/25/2028	0.368%	700,000	644,208
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	1.930%	550,000	543,204
Store Master Funding I-VII(a)
Subordinated Series 2019-1 Class A2
11/20/2049	3.650%	248,439	257,618
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	370,562	404,080
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	439,875	445,942
TCI-Flatiron CLO Ltd.(a),(b)
Series 2016-1A Class BR2
3-month USD LIBOR + 1.600% Floor 1.600% 01/17/2032	1.836%	145,000	145,129
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	297,895	299,739
Series 2020-3A Class A
09/20/2045	2.110%	346,350	350,899
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	211,750	213,508
Total Asset-Backed Securities — Non-Agency (Cost $18,976,291)			19,086,069

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	7

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(d)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	78,582
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K014 Class X1
04/25/2021	1.236%	1,491,164	16
CMO Series K057 Class X1
07/25/2026	1.181%	3,849,246	211,928
Series 2016-KIR1 Class X
03/25/2026	1.058%	4,766,147	216,127
Series 2018-K732 Class X3
05/25/2046	2.172%	1,350,000	113,775
Series K015 Class X3
08/25/2039	2.814%	2,000,000	8,103
Series K021 Class X3
07/25/2040	1.968%	1,550,000	34,142
Series K022 Class X3
08/25/2040	1.813%	1,550,000	33,131
Series K025 Class X3
11/25/2040	1.751%	2,400,000	59,322
Series K035 Class X3
12/25/2041	1.789%	3,000,000	116,663
Series K039 Class X3 (FHLMC)
08/25/2042	2.113%	1,520,000	110,721
Series K043 Class X3
02/25/2043	1.635%	3,951,044	226,499
Series K051 Class X3
10/25/2043	1.614%	2,100,000	141,310
Series K060 Class X3
12/25/2044	1.894%	1,350,000	130,184
Series K0728 Class X3
11/25/2045	1.954%	1,975,000	127,150
Series K717 Class X3
11/25/2042	1.626%	3,500,000	21,145
Series KC07 Class X1
09/25/2026	0.726%	3,999,380	118,663
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	177,212
Series KS06 Class X
08/25/2026	1.062%	2,724,838	113,697
Series KS11 Class XFX
06/25/2029	1.598%	600,000	60,223
Series Q004 Class XFL
05/25/2044	1.814%	2,466,099	88,155
Subordinated Series K078 Class X3
10/25/2028	2.211%	2,135,000	301,404
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF51 Class A (FHLMC)
1-month USD LIBOR + 0.400% Floor 0.400% 08/25/2025	0.520%	188,618	189,231
Series KF86 Class AL (FHLMC)
1-month USD LIBOR + 0.290% Floor 0.290% 08/25/2027	0.434%	534,546	536,800
Series KF88 Class AL (FHLMC)
1-month USD LIBOR + 0.330% Floor 0.330% 09/25/2030	0.474%	1,008,000	1,010,518
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates(b)
Series KF75 Class AL
1-month USD LIBOR + 0.510% Floor 0.510% 12/25/2029	0.630%	333,442	335,890
Series KF85 Class AL
1-month USD LIBOR + 0.300% Floor 0.300% 08/25/2030	0.420%	535,000	535,820
Federal National Mortgage Association(c),(d)
Series 2016-M11B Class X2
07/25/2039	2.824%	1,117,748	45,567
Series 2016-M4 Class X2
01/25/2039	2.659%	741,704	40,962
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	182,843
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.242%	1,828,151	21,257
Series 2011-53 Class IO
05/16/2051	0.000%	1,410,261	70
Series 2012-4 Class IO
05/16/2052	0.040%	4,395,146	7,804
Total Commercial Mortgage-Backed Securities - Agency (Cost $6,029,092)			5,394,914

Commercial Mortgage-Backed Securities - Non-Agency 1.7%

225 Liberty Street Trust(a),(c),(d)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	196,304
AMSR Trust(a)
Series 2019-SFR1 Class A
01/19/2039	2.774%	355,000	369,850
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	108,346

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a)
Series 2015-SRCH Class A2
08/10/2035	4.197%	150,000	169,958
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	190,000	198,981
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.921% Floor 0.921% 10/15/2036	1.033%	422,438	422,569
Series 2020-BXLP Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/15/2036	0.912%	149,697	149,809
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	241,000
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	395,000	448,968
COMM Mortgage Trust(a),(c),(d)
Series 2013-LC6 Class XB
01/10/2046	0.383%	11,750,000	84,957
Series 2020-SBX Class X
01/10/2038	0.584%	11,501,000	303,893
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class XCP
02/10/2037	0.493%	3,815,000	71,071
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.844%	1,666,867	34,848
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.695%	3,333,814	71,946
Series 2013-LC6 Class XA
01/10/2046	1.323%	1,364,263	24,873
Series 2014-UBS2 Class XA
03/10/2047	1.145%	4,965,117	140,485
Commercial Mortgage Trust(a),(c),(d)
Series 2012-LC4 Class XA
12/10/2044	2.096%	2,766,384	26,041
CoreVest American Finance Trust(a),(c),(d)
Series 2019-1 Class XA
03/15/2052	2.158%	1,062,224	72,469
Series 2020-1 Class XA
03/15/2050	2.699%	1,014,649	115,273
Series 2020-3 Class XA
08/15/2053	3.611%	1,043,153	158,663
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3 Class XB
08/15/2053	2.560%	850,000	142,851
CoreVest American Finance Trust(a),(d)
Series 2019-3 Class XA
10/15/2052	2.035%	282,402	16,416
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	268,508
Credit Suisse First Boston Mortgage Securities Corp.(c),(d)
Series 98-C1 Class AX
05/17/2040	2.178%	136,076	832
CSAIL Commercial Mortgage Trust(c),(d)
Series 2015-C3 Class XA
08/15/2048	0.719%	9,687,673	244,372
Eleven Madison Trust Mortgage Trust(a),(c)
Series 2015-11MD Class A
09/10/2035	3.555%	300,000	327,715
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	100,000	99,933
GS Mortgage Securities Trust(a),(c),(d)
Series 2012-GC6 Class XB
01/10/2045	0.199%	10,648,392	19,384
Series 2020-UPTN Class XA
02/10/2037	0.352%	1,750,000	23,769
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	94,392	95,341
Home Partners of America Trust(a),(b)
Subordinated Series 2018-1 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 07/17/2037	1.562%	120,000	120,186
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	80,747
InTown Hotel Portfolio Trust(a),(b)
Subordinated Series 2018-STAY Class B
1-month USD LIBOR + 1.050% Floor 1.050% 01/15/2033	1.412%	400,000	399,534
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C21 Class XA
08/15/2047	0.995%	1,022,123	26,259
Series 2014-C23 Class XA
09/15/2047	0.626%	3,033,488	55,865
Series 2014-C26 Class XA
01/15/2048	0.963%	2,849,392	86,049

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	9

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.490%	2,766,137	57,897
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	411,552
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	185,000	193,121
Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)
Series 2016-C31 Class XA
11/15/2049	1.355%	2,455,743	135,931
Morgan Stanley Capital I Trust(a),(c),(d)
Series 2012-C4 Class XA
03/15/2045	2.057%	3,209,891	38,523
Morgan Stanley Capital I Trust(a)
Series 2018-MP Class A
07/11/2040	4.418%	315,000	342,497
MSDB Trust(a),(c)
Series 2017-712F Class A
07/11/2039	3.316%	285,000	299,161
Natixis Commercial Mortgage Securities Trust(a),(c),(d)
Series 2020-2PAC Class XA
01/15/2025	1.246%	2,665,000	118,541
Series 2020-2PAC Class XB
04/15/2025	0.808%	2,665,000	84,622
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	59,594
One Market Plaza Trust(a)
Series 2017-1MKT Class A
02/10/2032	3.614%	300,000	310,459
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	428,670
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	35,009
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%	345,000	311,099
UBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C1 Class XA
05/10/2045	2.057%	2,137,979	27,486
WF-RBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C8 Class XA
08/15/2045	1.785%	1,549,123	24,710
Series 2012-C9 Class XA
11/15/2045	1.878%	1,547,174	35,097
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.854%	2,456,567	66,628
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $8,441,519)			8,398,662

Common Stocks 21.7%
Issuer	Shares	Value ($)
Communication Services 1.7%
Entertainment 0.4%
Glu Mobile, Inc.(e)	151,970	1,896,586
Interactive Media & Services 1.3%
58.com, Inc., Class A(e),(f),(g)	220,354	6,622,739
Total Communication Services		8,519,325
Consumer Discretionary 1.1%
Auto Components 0.1%
Cooper Tire & Rubber Co.	5,770	330,275
Internet & Direct Marketing Retail 0.8%
GrubHub, Inc.(e)	65,500	4,196,585
Specialty Retail 0.2%
Applegreen PLC(e)	146,447	1,016,000
Total Consumer Discretionary		5,542,860
Financials 2.4%
Banks 0.9%
Boston Private Financial Holdings, Inc.(h),(i)	119,794	1,648,365
Citigroup, Inc.	3,385	223,004
Citizens Financial Group, Inc.	5,880	255,427
First Citizens BancShares Inc., Class A	1,318	972,539
Huntington Bancshares, Inc.	16,140	247,588
Regions Financial Corp.	13,260	273,554
U.S. Bancorp	3,063	153,150
Wells Fargo & Co.	11,753	425,106
Total		4,198,733
Capital Markets 0.4%
Goldman Sachs Group, Inc. (The)	815	260,376
Waddell & Reed Financial, Inc., Class A(h),(i)	75,049	1,882,979
Total		2,143,355

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.1%
Willis Towers Watson PLC(h),(i)	25,753	5,682,142
Total Financials		12,024,230
Health Care 4.0%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.(e),(h),(i)	40,821	6,235,408
Pandion Therapeutics, Inc.(e)	4,994	300,639
Viela Bio, Inc.(e)	24,543	1,305,687
Total		7,841,734
Health Care Equipment & Supplies 0.6%
Cantel Medical Corp.(e),(h),(i)	16,229	1,205,490
Oxford Immunotec Global PLC(e),(h),(i)	72,550	1,592,473
Total		2,797,963
Health Care Providers & Services 0.5%
Magellan Health, Inc.(e)	26,649	2,486,885
Health Care Technology 1.1%
Change Healthcare, Inc.(e),(h),(i)	196,544	4,494,961
HMS Holdings Corp.(e)	32,703	1,202,980
Total		5,697,941
Life Sciences Tools & Services 0.1%
Pra Health Sciences, Inc.(e)	4,225	622,807
Pharmaceuticals 0.1%
GW Pharmaceuticals PLC, ADR(e)	2,938	629,466
Total Health Care		20,076,796
Industrials 3.3%
Aerospace & Defense 0.7%
Aerojet Rocketdyne Holdings, Inc.(e)	33,033	1,693,602
Boeing Co. (The)(e)	1,869	396,246
Cubic Corp.(h),(i)	19,775	1,373,374
Total		3,463,222
Airlines 0.1%
Delta Air Lines, Inc.(e)	13,092	627,631
Construction & Engineering 0.3%
Aegion Corp.(e),(h),(i)	49,279	1,273,862
HC2 Holdings, Inc.(e)	11,950	41,825
Total		1,315,687
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.1%
Akasol AG(e)	2,890	418,432
Professional Services 1.8%
CoreLogic, Inc.(h),(i)	55,533	4,701,424
IHS Markit Ltd.	51,483	4,641,707
Total		9,343,131
Trading Companies & Distributors 0.2%
Foundation Building Materials, Inc.(e),(f),(g)	48,659	936,686
Transportation Infrastructure 0.1%
Signature Aviation PLC(e)	96,564	540,475
Total Industrials		16,645,264
Information Technology 8.4%
Electronic Equipment, Instruments & Components 1.5%
Coherent, Inc.(e),(h),(i)	14,234	3,443,774
FLIR Systems, Inc.	23,578	1,259,065
MTS Systems Corp.	47,914	2,796,261
Total		7,499,100
IT Services 1.0%
NIC, Inc.	73,681	2,557,468
Perspecta, Inc.(h),(i)	87,671	2,559,993
Total		5,117,461
Semiconductors & Semiconductor Equipment 2.0%
Dialog Semiconductor PLC(e)	10,252	796,918
Inphi Corp.(e)	5,516	907,879
Maxim Integrated Products, Inc.(h),(i)	29,017	2,703,514
Xilinx, Inc.(h),(i)	40,954	5,336,306
Total		9,744,617
Software 3.9%
MINDBODY, Inc., Class A(e),(f),(g)	47,120	1,719,880
Pluralsight, Inc., Class A(e)	311,108	6,405,714
RealPage, Inc.(e)	58,652	5,089,820
Slack Technologies, Inc.(e)	160,448	6,567,137
Total		19,782,551
Total Information Technology		42,143,729

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	11

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.5%
Chemicals 0.4%
Scapa Group PLC(e)	198,461	604,440
Tikkurila OYJ	29,584	1,206,478
Total		1,810,918
Construction Materials 0.1%
Forterra, Inc.(e)	28,242	657,191
Total Materials		2,468,109
Real Estate 0.3%
Equity Real Estate Investment Trusts (REITS) 0.2%
Americold Realty Trust	2,632	92,226
RDI REIT PLC	185,323	314,994
RioCan Real Estate Investment Trust	49,807	742,056
Total		1,149,276
Real Estate Management & Development 0.1%
CA Immobilien Anlagen AG	16,248	696,771
Total Real Estate		1,846,047
Total Common Stocks (Cost $108,822,737)		109,266,360

Convertible Bonds(j) 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
Air Canada(a)
07/01/2025	4.000%	20,000	31,100
American Airlines Group, Inc.
07/01/2025	6.500%	290,000	452,401
Southwest Airlines Co.
05/01/2025	1.250%	105,000	176,531
Total			660,032
Banking 0.2%
Intesa Sanpaolo SpA(a),(k)
12/31/2049	7.700%	200,000	226,365
Lloyds Banking Group PLC(k)
12/31/2049	7.500%	200,000	229,889
Natwest Group PLC(k)
12/31/2049	6.000%	200,000	220,723
UBS Group AG(a),(k)
12/31/2049	4.375%	200,000	197,048
Total			874,025
Convertible Bonds(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
08/15/2026	3.375%		80,000	75,226
Liberty Broadband Corp.(a)
09/30/2050	1.250%		180,000	179,306
09/30/2050	2.750%		90,000	93,337
Liberty Media Corp.(a)
12/01/2050	0.500%		70,000	83,787
Total				431,656
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.(a),(l)
12/15/2025	0.000%		430,000	450,665
Electric 0.1%
NRG Energy, Inc.
06/01/2048	2.750%		315,000	364,251
Integrated Energy 0.0%
BP Capital Markets PLC(a)
04/28/2023	1.000%	GBP	200,000	293,076
Pharmaceuticals 0.3%
Dermira, Inc.
05/15/2022	3.000%		1,326,000	1,339,260
Retailers 0.1%
Burlington Stores, Inc.(a)
04/15/2025	2.250%		350,000	482,242
Technology 0.1%
Sabre GLBL, Inc.(a)
04/15/2025	4.000%		85,000	177,438
Sony Corp.(l)
09/30/2022	0.000%	JPY	7,000,000	146,475
Total				323,913
Wireless 0.0%
Cellnex Telecom SA(a)
11/20/2031	0.750%	EUR	100,000	114,906
Total Convertible Bonds (Cost $4,915,479)				5,334,026

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Convertible Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	95	103,686
Total Communication Services			103,686
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Becton Dickinson and Co.	6.000%	2,200	116,160
Danaher Corp.	4.750%	105	158,949
Total			275,109
Total Health Care			275,109
Industrials 0.1%
Machinery 0.1%
Fortive Corp.	5.000%	255	245,930
Stanley Black & Decker, Inc.	5.250%	2,300	248,860
Total			494,790
Total Industrials			494,790
Information Technology 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc.	8.000%	285	430,866
Total Information Technology			430,866
Utilities 0.6%
Electric Utilities 0.4%
American Electric Power Co., Inc.	6.125%	7,700	356,125
NextEra Energy, Inc.	4.872%	7,050	398,979
NextEra Energy, Inc.	5.279%	11,800	576,548
NextEra Energy, Inc.	6.219%	3,800	185,440
Southern Co. (The)	6.750%	8,350	401,195
Total			1,918,287
Multi-Utilities 0.2%
CenterPoint Energy, Inc.	7.000%	4,800	176,386
Dominion Energy, Inc.	7.250%	4,400	407,314
DTE Energy Co.	6.250%	8,100	371,790
Total			955,490
Total Utilities			2,873,777
Total Convertible Preferred Stocks (Cost $4,207,507)			4,178,228
Corporate Bonds & Notes(j) 19.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	129,893
Boeing Co. (The)
02/04/2024	1.433%		300,000	300,508
02/04/2026	2.196%		405,000	405,718
05/01/2027	5.040%		200,000	230,559
05/01/2030	5.150%		205,000	238,873
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%		35,000	37,033
Total				1,342,584
Airlines 0.6%
American Airlines Group, Inc.(a)
06/01/2022	5.000%		180,000	173,394
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		202,375	201,943
Continental Airlines Pass-Through Trust
04/19/2022	5.983%		88,192	89,868
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		114,578	115,727
Delta Air Lines, Inc.
10/28/2024	2.900%		105,000	104,343
01/15/2026	7.375%		35,000	40,900
Delta Air Lines, Inc.(a)
05/01/2025	7.000%		205,000	238,789
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%		165,000	175,427
10/20/2028	4.750%		606,000	670,420
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		400,000	435,993
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%		185,000	202,050
U.S. Airways Pass-Through Trust
04/22/2023	6.250%		193,344	191,511
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%		346,418	386,849
Total				3,027,214
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%		325,000	352,929
Automotive 0.6%
BMW Finance NV(a)
11/14/2024	1.000%	EUR	75,000	93,820

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	13

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.094%		385,000	387,653
Ford Motor Co.
04/21/2023	8.500%		175,000	195,563
07/16/2031	7.450%		35,000	45,368
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	1.104%		200,000	200,499
3-month USD LIBOR + 1.270% 03/28/2022	1.521%		400,000	396,411
3-month USD LIBOR + 1.080% 08/03/2022	1.276%		255,000	253,003
Ford Motor Credit Co. LLC
10/12/2021	3.813%		75,000	76,093
03/28/2022	3.339%		200,000	202,114
11/01/2022	3.350%		200,000	203,166
11/17/2023	3.370%		200,000	205,232
06/14/2024	2.748%	GBP	100,000	140,591
08/01/2026	4.542%		200,000	213,500
General Motors Financial Co., Inc.
07/06/2021	3.200%		75,000	75,528
09/25/2021	4.375%		45,000	46,000
11/06/2021	4.200%		55,000	56,412
04/10/2022	3.450%		25,000	25,682
06/30/2022	3.150%		80,000	82,504
Nissan Motor Co., Ltd.(a)
09/17/2030	4.810%		200,000	223,691
Total				3,122,830
Banking 1.4%
Banco Actinver SA/Grupo GICSA SAB de CV(a)
12/18/2032	9.500%	MXN	3,000,000	110,619
Bank of America Corp.(k)
12/20/2023	3.004%		659,000	688,835
04/29/2031	2.592%		50,000	51,431
Citigroup, Inc.(b)
3-month AUD BBSW + 1.550% 05/04/2021	1.560%	AUD	280,000	215,933
Citigroup, Inc.(a),(b)
3-month EURIBOR + 0.500% 03/21/2023	0.000%	EUR	190,000	230,519
Citigroup, Inc.(k)
03/31/2031	4.412%		255,000	296,307
06/03/2031	2.572%		55,000	56,325
Comerica, Inc.(k)
12/31/2049	5.625%		95,000	104,514
First Horizon Bank
Subordinated
05/01/2030	5.750%		255,000	314,054
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	231,258
03/27/2025	3.375%	EUR	38,000	51,759
11/01/2028	2.000%	EUR	47,000	63,004
HSBC Holdings PLC(k)
09/22/2028	2.013%		365,000	366,662
JPMorgan Chase & Co.(k)
01/29/2027	3.960%		325,000	365,573
06/01/2028	2.182%		125,000	129,109
Lloyds Banking Group PLC(k)
07/09/2025	3.870%		400,000	438,858
National Bank of Canada(a)
10/07/2022	2.150%		250,000	257,035
Nationwide Building Society(a),(k)
03/08/2024	3.766%		170,000	180,506
08/01/2024	4.363%		100,000	108,568
Popular, Inc.
09/14/2023	6.125%		320,000	345,648
Santander UK Group Holdings PLC
01/10/2023	3.571%		200,000	205,239
Santander UK Group Holdings PLC(k)
11/15/2024	4.796%		90,000	99,691
Santander UK PLC(a)
Subordinated
11/07/2023	5.000%		115,000	126,712
U.S. Bancorp
06/07/2024	0.850%	EUR	600,000	746,154
Subordinated
07/30/2029	3.000%		85,000	91,665
Wells Fargo & Co.(b)
3-month AUD BBSW + 1.320% 07/27/2021	1.331%	AUD	300,000	231,839
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	237,901
Wells Fargo & Co.(k)
06/02/2028	2.393%		160,000	166,170
10/30/2030	2.879%		290,000	307,013
04/04/2051	5.013%		15,000	19,998
Total				6,838,899
Brokerage/Asset Managers/Exchanges 0.0%
Raymond James Financial, Inc.
07/15/2046	4.950%		160,000	202,687
Building Materials 0.1%
Builders FirstSource, Inc.(a)
06/01/2027	6.750%		45,000	48,288
Cemex SAB de CV(a)
07/11/2031	3.875%		200,000	199,380

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Industries, Inc.(a)
02/15/2027	5.000%	20,000	20,676
01/15/2031	3.375%	60,000	57,340
Total			325,684
Cable and Satellite 1.5%
Altice Financing SA(a)
05/15/2026	7.500%	400,000	417,678
Cable One, Inc.(a)
11/15/2030	4.000%	225,000	225,022
Cablevision Systems Corp.
09/15/2022	5.875%	190,000	200,002
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	300,000	314,308
06/01/2029	5.375%	123,000	132,507
03/01/2030	4.750%	210,000	218,985
08/15/2030	4.500%	491,000	508,302
02/01/2031	4.250%	35,000	35,308
05/01/2032	4.500%	53,000	54,455
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	75,000	85,464
04/01/2031	2.800%	50,000	50,453
02/01/2032	2.300%	20,000	19,044
05/01/2047	5.375%	65,000	75,658
04/01/2048	5.750%	170,000	209,414
07/01/2049	5.125%	355,000	402,976
CSC Holdings LLC(a)
05/15/2026	5.500%	455,000	471,001
04/15/2027	5.500%	200,000	210,411
02/01/2028	5.375%	485,000	512,678
04/01/2028	7.500%	400,000	440,639
01/15/2030	5.750%	505,000	539,026
12/01/2030	4.625%	200,000	199,342
DISH DBS Corp.
07/15/2022	5.875%	250,000	260,572
Intelsat Jackson Holdings SA(a),(m)
10/15/2024	0.000%	362,000	236,939
07/15/2025	0.000%	248,000	158,959
LCPR Senior Secured Financing DAC(a)
10/15/2027	6.750%	285,000	305,234
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	255,000	259,575
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%	375,000	415,812
Sirius XM Radio, Inc.(a)
07/15/2026	5.375%	125,000	129,500
07/01/2030	4.125%	20,000	20,299
Time Warner Cable LLC
09/01/2041	5.500%	125,000	152,445
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(a)
07/15/2030	5.000%	200,000	203,173
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	215,000	230,018
Total			7,695,199
Chemicals 0.1%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	200,000	206,620
CF Industries, Inc.
03/15/2044	5.375%	25,000	31,254
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	130,000	165,065
Nutrition & Biosciences, Inc.(a)
12/01/2050	3.468%	115,000	117,759
Total			520,698
Construction Machinery 0.1%
United Rentals North America, Inc.
01/15/2028	4.875%	200,000	211,515
07/15/2030	4.000%	140,000	145,153
02/15/2031	3.875%	235,000	240,574
Total			597,242
Consumer Cyclical Services 0.3%
ANGI Group LLC(a)
08/15/2028	3.875%	135,000	137,984
Atento Luxco 1 SA(a)
02/10/2026	8.000%	95,000	99,752
Booking Holdings, Inc.
04/13/2027	4.500%	80,000	93,437
Expedia Group, Inc.
02/15/2026	5.000%	63,000	71,259
IHS Markit Ltd.(a)
11/01/2022	5.000%	165,000	174,945
IHS Markit Ltd.
08/01/2028	4.750%	245,000	289,642
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	155,080
MercadoLibre, Inc.
01/14/2026	2.375%	200,000	200,619
Prime Security Services Borrower LLC/Finance, Inc.(a)
08/31/2027	3.375%	20,000	19,491
TripAdvisor, Inc.(a)
07/15/2025	7.000%	160,000	172,556

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	15

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%		35,000	37,601
11/01/2026	8.000%		230,000	248,398
Total				1,700,764
Consumer Products 0.1%
Natura Cosmeticos SA(a)
02/01/2023	5.375%		200,000	205,500
Newell, Inc.
04/01/2026	4.200%		35,000	38,776
Spectrum Brands, Inc.(a),(n)
03/15/2031	3.875%		225,000	222,576
Total				466,852
Diversified Manufacturing 0.0%
General Electric Co.
03/15/2032	6.750%		50,000	67,460
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	120,980
Total				188,440
Electric 0.9%
AES Corp. (The)(a)
01/15/2031	2.450%		35,000	34,310
DPL, Inc.(a)
07/01/2025	4.125%		270,000	287,524
Duke Energy Progress LLC
12/01/2044	4.150%		300,000	354,337
E.ON SE(a)
09/29/2027	0.375%	EUR	65,000	79,409
FirstEnergy Corp.
07/15/2027	3.900%		190,000	208,635
11/15/2031	7.375%		340,000	469,261
ITC Holdings Corp.
11/15/2027	3.350%		150,000	165,433
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%		330,000	361,340
NRG Energy, Inc.
01/15/2027	6.625%		450,000	467,944
NRG Energy, Inc.(a)
06/15/2029	5.250%		180,000	190,660
02/15/2031	3.625%		380,000	374,277
NSTAR Electric Co.
05/15/2027	3.200%		520,000	575,772
Southern Co. (The)
07/01/2026	3.250%		184,000	200,270
Tucson Electric Power Co.
11/15/2021	5.150%		450,000	459,197
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	129,000	134,784
07/31/2027	5.000%	75,000	78,188
07/15/2029	4.300%	215,000	239,342
Total			4,680,683
Environmental 0.1%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	225,000	231,148
Finance Companies 0.5%
AerCap Ireland Capital DAC/Global Aviation Trust
12/16/2021	4.450%	250,000	256,562
07/21/2027	3.650%	30,000	31,728
01/23/2028	3.875%	75,000	80,355
Air Lease Corp.
03/01/2025	3.250%	160,000	169,141
Avolon Holdings Funding Ltd.(a)
05/15/2024	5.250%	20,000	21,755
07/01/2024	3.950%	45,000	47,138
02/15/2025	2.875%	195,000	195,809
FirstCash, Inc.(a)
09/01/2028	4.625%	70,000	72,703
GE Capital Funding LLC(a)
05/15/2030	4.400%	325,000	371,454
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	795,000	909,652
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	45,000	47,036
02/15/2024	5.500%	225,000	244,562
Total			2,447,895
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	200,000	240,896
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	75,000	87,171
Aramark Services, Inc.(a)
05/01/2025	6.375%	35,000	36,910
JBS Investments II GmbH(a)
01/15/2026	7.000%	260,000	276,609
Kraft Heinz Foods Co.
07/15/2025	3.950%	61,000	67,763
06/01/2026	3.000%	145,000	153,603
05/15/2027	3.875%	70,000	76,312
04/01/2030	3.750%	265,000	288,965
03/01/2031	4.250%	305,000	340,824
07/15/2035	5.000%	55,000	66,062
01/26/2039	6.875%	190,000	265,297
10/01/2039	4.625%	235,000	262,009

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/04/2042	5.000%		20,000	23,387
06/01/2046	4.375%		330,000	356,382
10/01/2049	4.875%		40,000	46,810
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%		35,000	50,400
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%		5,000	5,467
MARB BondCo PLC(a)
01/29/2031	3.950%		200,000	194,084
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	100,000	124,537
NBM US Holdings, Inc.(a)
05/14/2026	7.000%		200,000	215,694
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%		150,000	160,859
Post Holdings, Inc.(a)
08/15/2026	5.000%		350,000	365,392
03/01/2027	5.750%		375,000	392,716
01/15/2028	5.625%		355,000	372,883
12/15/2029	5.500%		60,000	64,570
04/15/2030	4.625%		150,000	152,292
Post Holdings, Inc.(a),(n)
09/15/2031	4.500%		475,000	473,950
Total				5,161,844
Gaming 0.6%
Churchill Downs, Inc.(a)
04/01/2027	5.500%		340,000	354,088
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%		135,000	143,061
GLP Capital LP/Financing II, Inc.
06/01/2025	5.250%		130,000	147,061
04/15/2026	5.375%		230,000	264,064
06/01/2028	5.750%		80,000	93,872
01/15/2029	5.300%		130,000	148,996
01/15/2030	4.000%		15,000	15,992
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	80,991
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%		20,000	21,196
MGM Resorts International
10/15/2028	4.750%		20,000	20,863
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%		1,430,000	1,499,619
VICI Properties LP/Note Co., Inc.(a)
12/01/2029	4.625%		85,000	89,163
08/15/2030	4.125%		190,000	198,000
Total				3,076,966
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Health Care 1.4%
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	527,897
Becton Dickinson Euro Finance SARL
06/04/2026	1.208%	EUR	155,000	196,004
Cigna Corp.
11/15/2025	4.125%		850,000	956,520
CommonSpirit Health
10/01/2030	2.782%		70,000	72,725
CVS Health Corp.
03/25/2048	5.050%		315,000	398,321
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	335,000	405,619
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	382,703
HCA, Inc.
03/15/2024	5.000%		84,000	94,106
02/01/2025	5.375%		430,000	482,242
06/15/2029	4.125%		280,000	316,062
09/01/2030	3.500%		839,000	869,039
06/15/2049	5.250%		340,000	427,266
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	414,503
Partners Healthcare System, Inc.
07/01/2060	3.342%		70,000	72,365
Prime Healthcare Services, Inc.(a)
11/01/2025	7.250%		245,000	263,143
Providence Service Corp. (The)(a)
11/15/2025	5.875%		140,000	148,388
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	204,019
Tenet Healthcare Corp.
07/15/2024	4.625%		54,000	55,025
Tenet Healthcare Corp.(a)
01/01/2026	4.875%		325,000	336,514
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	123,594
03/01/2028	0.500%	EUR	105,000	127,893
Total				6,873,948
Healthcare Insurance 0.3%
Centene Corp.(a)
08/15/2026	5.375%		102,000	107,395
Centene Corp.
12/15/2029	4.625%		55,000	59,343
02/15/2030	3.375%		485,000	498,421
10/15/2030	3.000%		390,000	396,471
03/01/2031	2.500%		195,000	188,595

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	17

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	200,000	207,982
11/15/2030	3.875%	125,000	130,924
Total			1,589,131
Healthcare REIT 0.1%
Ventas Realty LP
04/01/2027	3.850%	300,000	333,777
Home Construction 0.1%
Lennar Corp.
11/29/2027	4.750%	370,000	429,216
Independent Energy 0.4%
Aker BP ASA(a)
06/15/2024	4.750%	155,000	159,677
01/15/2030	3.750%	210,000	222,540
Apache Corp.
10/15/2028	4.375%	20,000	20,543
09/01/2040	5.100%	35,000	35,972
Continental Resources, Inc.(a)
01/15/2031	5.750%	210,000	236,734
Encana Corp.
08/15/2034	6.500%	25,000	30,884
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	35,000	35,753
EQT Corp.
10/01/2027	3.900%	190,000	197,088
Hess Corp.
04/01/2027	4.300%	200,000	221,825
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%	240,000	258,201
Occidental Petroleum Corp.
12/01/2025	5.500%	35,000	37,064
04/15/2026	3.400%	175,000	169,733
08/15/2026	3.200%	95,000	90,869
09/01/2030	6.625%	35,000	40,048
01/01/2031	6.125%	130,000	144,089
Southwestern Energy Co.(k)
01/23/2025	6.450%	25,000	26,489
Total			1,927,509
Integrated Energy 0.3%
BP Capital Markets America, Inc.
04/06/2030	3.633%	65,000	72,649
Cenovus Energy, Inc.
07/15/2025	5.375%	110,000	124,639
04/15/2027	4.250%	30,000	32,900
06/15/2037	5.250%	85,000	95,393
11/15/2039	6.750%	403,000	523,847
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/15/2047	5.400%		175,000	201,956
Exxon Mobil Corp.
03/19/2050	4.327%		215,000	253,352
Husky Energy, Inc.
02/07/2028	3.500%	CAD	115,000	93,369
Total				1,398,105
Leisure 0.0%
Carnival Corp.(a)
03/01/2027	5.750%		120,000	121,813
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		77,000	77,766
Total				199,579
Life Insurance 0.1%
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%		275,000	278,373
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%		61,000	65,713
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		105,000	103,427
Travel + Leisure Co.(a)
07/31/2026	6.625%		35,000	39,499
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%		135,000	137,907
Total				346,546
Media and Entertainment 0.8%
Cimpress NV(a)
06/15/2026	7.000%		210,000	221,350
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%		393,000	278,024
Graham Holdings Co.(a)
06/01/2026	5.750%		175,000	183,481
Lions Gate Capital Holdings LLC(a)
02/01/2024	6.375%		285,000	291,990
11/01/2024	5.875%		205,000	208,385
National CineMedia LLC(a)
04/15/2028	5.875%		165,000	151,992
Netflix, Inc.(a)
06/15/2025	3.625%		425,000	453,909
11/15/2029	5.375%		230,000	271,733
Netflix, Inc.
11/15/2026	4.375%		210,000	235,748
04/15/2028	4.875%		110,000	125,197

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	372,000	372,932
Scripps Escrow II, Inc.(a)
01/15/2031	5.375%	140,000	142,182
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	150,000	146,454
Townsquare Media, Inc.(a)
02/01/2026	6.875%	115,000	120,328
Walt Disney Co. (The)
01/13/2051	3.600%	255,000	278,217
WMG Acquisition Corp.(a)
04/15/2026	5.500%	380,000	389,872
Total			3,871,794
Metals and Mining 0.2%
ArcelorMittal(k)
03/01/2041	7.000%	50,000	70,860
ArcelorMittal SA
03/11/2026	4.550%	20,000	22,309
Cleveland-Cliffs, Inc.(a)
03/15/2026	6.750%	80,000	86,079
03/01/2029	4.625%	320,000	313,355
CSN Islands XI Corp.(a)
01/28/2028	6.750%	195,000	211,251
Freeport-McMoRan, Inc.
08/01/2030	4.625%	160,000	176,751
03/15/2043	5.450%	175,000	217,504
Total			1,098,109
Midstream 0.7%
Enbridge, Inc.
12/01/2026	4.250%	188,000	214,320
11/15/2029	3.125%	250,000	266,873
Energy Transfer Operating LP
06/01/2027	5.500%	90,000	105,293
06/15/2028	4.950%	92,000	104,812
Energy Transfer Operating LP(k)
12/31/2049	6.625%	133,000	115,710
Energy Transfer Partners LP
03/15/2045	5.150%	370,000	393,638
Kinder Morgan, Inc.
02/15/2031	2.000%	180,000	171,537
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	125,000	128,911
NGPL PipeCo LLC(a)
08/15/2022	4.375%	295,000	307,154
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%		100,000	106,953
05/15/2030	4.800%		100,000	104,059
04/15/2040	6.875%		100,000	110,789
Sunoco LP/Finance Corp.(a)
05/15/2029	4.500%		225,000	224,996
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%		20,000	21,379
TC PipeLines LP
05/25/2027	3.900%		55,000	61,237
Texas Eastern Transmission LP(a)
10/15/2022	2.800%		250,000	257,561
TransCanada PipeLines Ltd.
05/15/2028	4.250%		90,000	103,434
04/15/2030	4.100%		320,000	364,861
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%		30,000	32,269
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		64,000	64,706
Williams Companies, Inc. (The)
06/15/2027	3.750%		180,000	199,992
11/15/2030	3.500%		30,000	32,599
09/15/2045	5.100%		150,000	177,443
Total				3,670,526
Natural Gas 0.0%
Engie SA(a)
06/21/2027	0.375%	EUR	100,000	121,852
Office REIT 0.1%
Boston Properties LP
01/30/2031	3.250%		125,000	132,442
Hudson Pacific Properties LP
11/01/2027	3.950%		160,000	173,685
SL Green Operating Partnership LP
10/15/2022	3.250%		260,000	269,528
Total				575,655
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		75,000	78,178
Transocean Pontus Ltd.(a)
08/01/2025	6.125%		37,700	36,127
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		175,000	164,247
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		60,000	58,151

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	19

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%		212,000	218,969
09/01/2027	6.875%		19,000	19,976
Total				575,648
Other Financial Institutions 0.2%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%		20,000	21,106
Mexico Remittances Funding Fiduciary Estate Management Sarl(a)
01/15/2028	4.875%		200,000	201,545
Simpar Finance Sarl(a)
02/12/2028	10.750%	BRL	640,000	109,723
Swiss Insured Brazil Power Finance SARL(a)
07/16/2032	9.850%	BRL	1,960,500	383,589
Total				715,963
Other Industry 0.2%
Adtalem Global Education, Inc.(a),(n)
03/01/2028	5.500%		100,000	99,517
AECOM
10/15/2024	5.875%		310,000	343,182
03/15/2027	5.125%		380,000	416,085
Total				858,784
Other REIT 0.3%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%		500,000	529,274
CyrusOne LP/Finance Corp.
11/15/2024	2.900%		155,000	165,013
11/15/2029	3.450%		565,000	594,842
ESH Hospitality, Inc.(a)
05/01/2025	5.250%		175,000	178,309
Lexington Realty Trust
09/15/2030	2.700%		135,000	135,813
Total				1,603,251
Packaging 0.7%
Ardagh Metal Packaging Finance USA LLC/PLC(a),(n)
09/01/2029	4.000%		235,000	235,000
Ardagh Metal Packaging USA LLC/Finance(a),(n)
09/01/2028	3.250%		220,000	220,000
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		110,000	113,784
Ball Corp.
11/15/2023	4.000%		380,000	403,625
07/01/2025	5.250%		255,000	285,974
03/15/2026	4.875%		345,000	383,526
08/15/2030	2.875%		200,000	193,638
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		51,000	54,423
07/15/2027	5.625%		215,000	228,656
Berry Global, Inc.(a)
01/15/2026	1.570%		240,000	239,111
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%		184,000	193,306
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%		25,000	27,027
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%		175,000	211,227
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%		280,000	278,878
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	398,712
Total				3,466,887
Paper 0.1%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	102,553
Graphic Packaging International LLC(a)
07/15/2027	4.750%		75,000	83,207
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	156,294
Total				342,054
Pharmaceuticals 0.7%
AbbVie, Inc.
03/15/2035	4.550%		110,000	132,294
05/14/2035	4.500%		200,000	240,054
05/14/2046	4.450%		148,000	174,955
11/21/2049	4.250%		20,000	23,195
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	122,398
11/15/2028	2.625%	EUR	100,000	132,546
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%		80,000	82,372
12/15/2025	9.000%		105,000	114,364
01/30/2028	5.000%		330,000	336,688
02/15/2029	5.000%		45,000	45,678
02/15/2029	6.250%		190,000	202,487
01/30/2030	5.250%		625,000	635,001
02/15/2031	5.250%		50,000	50,768
Bayer US Finance II LLC(a)
12/15/2025	4.250%		115,000	129,636
12/15/2028	4.375%		380,000	439,556
06/25/2038	4.625%		370,000	438,494

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Elanco Animal Health, Inc.
08/28/2023	4.272%		345,000	373,058
Total				3,673,544
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%		150,000	147,391
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	125,000	187,130
01/15/2049	4.250%		105,000	127,457
Berkshire Hathaway, Inc.(l)
03/12/2025	0.000%	EUR	215,000	259,345
Chubb INA Holdings, Inc.
12/15/2024	0.300%	EUR	180,000	219,047
Farmers Exchange Capital III(a),(k)
Subordinated
10/15/2054	5.454%		500,000	620,217
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.507%		450,000	449,042
Total				2,009,629
Refining 0.1%
FS Luxembourg Sarl(a)
12/15/2025	10.000%		200,000	214,227
Valero Energy Corp.
09/15/2026	3.400%		95,000	102,076
Total				316,303
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%		147,000	148,880
04/15/2025	5.750%		120,000	127,938
01/15/2028	3.875%		255,000	258,573
02/15/2029	3.500%		145,000	142,724
10/15/2030	4.000%		560,000	546,090
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%		215,000	222,236
Yum! Brands, Inc.(a)
01/15/2030	4.750%		355,000	371,460
Yum! Brands, Inc.
03/15/2031	3.625%		390,000	375,208
Total				2,193,109
Retailers 0.1%
Alimentation Couche-Tard, Inc.(a)
01/25/2050	3.800%		105,000	112,688
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Carvana Co.(a)
10/01/2028	5.875%		260,000	273,663
Total				386,351
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%		20,000	20,709
Supranational 0.3%
Asian Development Bank
03/09/2022	5.000%	AUD	165,000	133,230
European Financial Stability Facility(a)
05/23/2023	1.875%	EUR	66,000	84,070
European Investment Bank(a)
05/12/2022	1.500%	NOK	2,060,000	240,511
European Investment Bank(a),(b)
SOFR + 0.350% 06/29/2023	0.399%	GBP	115,000	161,086
International Bank for Reconstruction & Development
08/20/2021	7.450%	IDR	740,000,000	52,086
10/06/2021	4.625%	NZD	230,000	170,413
01/25/2022	3.375%	NZD	385,000	285,646
01/16/2025	1.900%	CAD	295,000	240,274
International Finance Corp.
09/10/2025	0.375%	NZD	270,000	187,344
Nordic Investment Bank
01/24/2022	1.500%	NOK	1,000,000	116,448
Total				1,671,108
Technology 0.6%
Alphabet, Inc.
08/15/2030	1.100%		155,000	146,619
Apple, Inc.
05/24/2025	0.875%	EUR	300,000	376,228
Broadcom, Inc.
04/15/2029	4.750%		308,000	352,750
Camelot Finance SA(a)
11/01/2026	4.500%		80,000	83,050
CDW LLC/Finance Corp.
04/01/2028	4.250%		35,000	36,312
CoStar Group, Inc.(a)
07/15/2030	2.800%		115,000	115,432
Dell International LLC/EMC Corp.(a)
10/01/2029	5.300%		30,000	35,441
07/15/2046	8.350%		154,000	235,411
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	205,000	262,580
12/03/2028	1.000%	EUR	100,000	123,419

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	21

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	125,949
Gartner, Inc.(a)
10/01/2030	3.750%		5,000	5,060
Intel Corp.
03/25/2050	4.750%		185,000	239,797
J2 Global, Inc.(a)
10/15/2030	4.625%		70,000	72,612
MSCI, Inc.(a)
08/01/2026	4.750%		55,000	56,802
11/15/2029	4.000%		225,000	238,514
09/01/2030	3.625%		65,000	67,758
02/15/2031	3.875%		160,000	167,938
SK Hynix, Inc.(a)
01/19/2026	1.500%		200,000	198,694
SS&C Technologies, Inc.(a)
09/30/2027	5.500%		90,000	95,025
Xerox Holdings Corp.(a)
08/15/2025	5.000%		25,000	26,381
Total				3,061,772
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%		100,000	102,598
Reynolds American, Inc.
08/15/2045	5.850%		510,000	607,162
Total				709,760
Transportation Services 0.0%
Adani Ports & Special Economic Zone Ltd.(a)
02/02/2031	3.100%		200,000	194,982
Wireless 1.0%
American Tower Corp.
05/22/2026	1.950%	EUR	100,000	129,766
01/15/2028	0.500%	EUR	100,000	119,587
Cellnex Telecom SA
06/26/2029	1.875%	EUR	100,000	122,171
Crown Castle International Corp.
01/15/2031	2.250%		65,000	63,861
Millicom International Cellular SA(a)
04/27/2031	4.500%		200,000	213,978
SBA Communications Corp.
02/15/2027	3.875%		490,000	507,854
SBA Communications Corp.(a)
02/01/2029	3.125%		205,000	199,240
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sprint Corp.
09/15/2023	7.875%		193,000	222,817
06/15/2024	7.125%		35,000	40,348
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%		116,625	117,601
03/20/2025	4.738%		460,000	497,856
03/20/2028	5.152%		125,000	145,116
T-Mobile USA, Inc.
03/01/2023	6.000%		4,000	4,015
04/15/2024	6.000%		133,000	133,969
01/15/2026	6.500%		135,000	139,453
02/01/2026	4.500%		184,000	187,939
02/01/2028	4.750%		153,000	161,882
02/15/2029	2.625%		90,000	87,975
02/15/2031	2.875%		125,000	122,666
T-Mobile USA, Inc.(a)
04/15/2027	3.750%		120,000	132,528
04/15/2030	3.875%		343,000	378,819
11/15/2031	2.250%		230,000	223,349
04/15/2040	4.375%		175,000	198,271
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	160,000	194,077
01/31/2031	4.250%		430,000	421,574
Vodafone Group PLC
05/30/2048	5.250%		230,000	296,690
06/19/2049	4.875%		20,000	24,551
09/17/2050	4.250%		75,000	84,362
Total				5,172,315
Wirelines 0.7%
AT&T, Inc.
05/15/2035	4.500%		35,000	40,266
03/01/2037	5.250%		45,000	55,649
05/15/2046	4.750%		40,000	46,153
AT&T, Inc.(a)
09/15/2053	3.500%		118,000	108,415
12/01/2057	3.800%		802,000	763,748
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	214,158
Cincinnati Bell, Inc.(a)
07/15/2024	7.000%		1,211,000	1,259,724
Frontier Communications Corp.(a)
05/01/2028	5.000%		200,000	205,963
GCI LLC(a)
10/15/2028	4.750%		80,000	82,828
Level 3 Financing, Inc.
05/01/2025	5.375%		95,000	97,415
Level 3 Financing, Inc.(a)
09/15/2027	4.625%		310,000	321,049

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qwest Corp.
12/01/2021	6.750%		90,000	93,406
Total Play Telecomunicaciones SA de CV(a)
11/12/2025	7.500%		210,000	207,112
Verizon Communications, Inc.
09/18/2030	1.500%		120,000	113,209
Total				3,609,095
Total Corporate Bonds & Notes (Cost $91,704,312)				95,275,942

Foreign Government Obligations(j),(o) 5.7%

Australia 0.1%
Australia Government Bond(a)
11/21/2024	0.250%	AUD	495,000	378,382
09/21/2026	0.500%	AUD	170,000	127,483
New South Wales Treasury Corp.(a)
02/08/2024	1.000%	AUD	255,000	200,239
Total				706,104
Austria 0.0%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	145,000	184,937
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%		200,000	239,263
Brazil 0.3%
Brazil Notas do Tesouro Nacional Series F
01/01/2023	10.000%	BRL	2,130,000	412,864
01/01/2025	10.000%	BRL	2,850,000	560,857
Brazilian Government International Bond
06/12/2030	3.875%		400,000	399,305
Total				1,373,026
Canada 0.6%
Canada Housing Trust No. 1(a)
12/15/2025	1.950%	CAD	880,000	718,113
Canadian Government Bond
09/01/2024	1.500%	CAD	315,000	255,320
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		20,000	20,825
Province of Alberta
12/01/2023	3.400%	CAD	120,000	101,443
Province of Ontario
06/02/2028	2.900%	CAD	245,000	209,200
12/02/2030	1.350%	CAD	1,410,000	1,049,332
06/02/2045	3.450%	CAD	215,000	198,165
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Province of Quebec
09/01/2023	3.000%	CAD	325,000	270,964
Province of Quebec(a)
12/15/2023	1.500%	GBP	105,000	150,825
04/07/2025	0.200%	EUR	180,000	221,786
Total				3,195,973
Cayman Islands 0.0%
QNB Finance Ltd.(a)
03/28/2024	3.500%		200,000	214,133
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
08/01/2027	3.625%		300,000	328,406
Colombia 0.1%
Colombia Government International Bond
04/15/2031	3.125%		216,000	215,069
06/15/2045	5.000%		200,000	216,983
Colombian TES
11/26/2025	6.250%	COP	680,000,000	201,056
Total				633,108
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%		350,000	355,809
Greece 0.1%
Hellenic Republic Government Bond(a)
04/22/2027	2.000%	EUR	151,000	197,517
06/18/2030	1.500%	EUR	215,000	270,750
Total				468,267
India 0.1%
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	203,451
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	272,309
Total				475,760
Indonesia 0.9%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	285,485
07/18/2024	2.150%	EUR	200,000	254,983
Indonesia Government International Bond
10/15/2030	3.850%		200,000	221,902
03/12/2033	1.100%	EUR	100,000	118,492

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	23

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia Treasury Bond
03/15/2024	8.375%	IDR	2,201,000,000	167,358
06/15/2025	6.500%	IDR	7,027,000,000	508,011
09/15/2026	8.375%	IDR	3,564,000,000	278,903
05/15/2027	7.000%	IDR	2,047,000,000	149,578
05/15/2028	6.125%	IDR	2,189,000,000	151,723
03/15/2029	9.000%	IDR	1,012,000,000	81,975
05/15/2029	8.250%	IDR	1,034,000,000	80,096
09/15/2030	7.000%	IDR	4,827,000,000	346,602
05/15/2031	8.750%	IDR	2,700,000,000	216,656
08/15/2032	7.500%	IDR	340,000,000	24,424
05/15/2033	6.625%	IDR	509,000,000	35,169
06/15/2035	7.500%	IDR	1,095,000,000	78,234
05/15/2038	7.500%	IDR	1,751,000,000	125,773
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	300,196
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		220,000	242,059
11/15/2028	6.530%		400,000	490,238
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	203,484
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		80,000	86,885
Total				4,448,226
Ireland 0.1%
Ireland Government Bond(a)
03/18/2024	3.400%	EUR	105,000	141,960
05/15/2029	1.100%	EUR	200,000	265,396
Total				407,356
Israel 0.0%
Israel Electric Corp., Ltd.(a)
06/21/2023	6.875%		200,000	226,520
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(a)
08/01/2023	4.750%	EUR	175,000	236,772
07/01/2025	1.850%	EUR	345,000	448,428
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	197,014
Total				882,214
Japan 0.2%
Japan Government 5-Year Bond
06/20/2025	0.100%	JPY	94,650,000	894,481
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	255,451
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.3%
Malaysia Government Bond
07/15/2021	4.160%	MYR	975,000	243,074
09/30/2024	4.059%	MYR	975,000	256,596
03/14/2025	3.882%	MYR	545,000	143,028
11/16/2027	3.899%	MYR	650,000	171,382
06/15/2028	3.733%	MYR	375,000	98,079
04/15/2033	3.844%	MYR	1,223,000	304,277
07/05/2034	3.828%	MYR	400,000	99,003
Total				1,315,439
Mauritius 0.0%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	205,426
Mexico 0.3%
Banco Nacional de Comercio Exterior SNC(a),(k)
Subordinated
08/11/2026	3.800%		200,000	200,085
Mexican Bonos
06/03/2027	7.500%	MXN	9,500,000	501,963
Mexico Government International Bond
05/29/2031	7.750%	MXN	5,670,000	302,187
Petroleos Mexicanos
01/28/2031	5.950%		100,000	96,490
06/15/2035	6.625%		115,000	110,072
09/21/2047	6.750%		100,000	87,674
01/23/2050	7.690%		175,000	166,220
01/28/2060	6.950%		70,000	61,670
Total				1,526,361
Netherlands 0.2%
BNG Bank NV(a)
06/07/2024	0.250%	EUR	85,000	104,919
Petrobras Global Finance BV
02/01/2029	5.750%		25,000	27,990
01/15/2030	5.093%		353,000	373,947
03/19/2049	6.900%		235,000	263,320
Total				770,176
New Zealand 0.0%
New Zealand Government Bond(a)
05/15/2021	6.000%	NZD	85,000	62,140
Norway 0.3%
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	0.650%	NOK	2,000,000	231,887
3-month NIBOR + 0.340% 06/19/2024	0.740%	NOK	2,000,000	232,366

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Norway Government Bond(a)
05/25/2021	3.750%	NOK	2,505,000	291,248
05/24/2023	2.000%	NOK	4,870,000	580,144
Total				1,335,645
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%		200,000	209,072
09/29/2032	2.252%		200,000	191,958
Total				401,030
Paraguay 0.0%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	223,979
Peru 0.1%
Peruvian Government International Bond
06/20/2030	2.844%		265,000	275,089
Philippines 0.1%
Philippine Government International Bond
05/17/2027	0.875%	EUR	305,000	373,751
Portugal 0.3%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	432,221
Portugal Obrigacoes do Tesouro OT(a)
10/15/2025	2.875%	EUR	125,000	172,817
10/15/2027	0.700%	EUR	90,000	113,660
10/18/2030	0.475%	EUR	470,000	575,607
Total				1,294,305
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2029	4.000%		225,000	258,795
06/02/2046	4.625%		433,000	525,314
Total				784,109
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		200,000	226,543
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		245,000	267,188
Saudi Government International Bond(a)
03/04/2028	3.625%		200,000	221,392
01/21/2055	3.750%		200,000	200,942
Total				689,522
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Singapore 0.1%
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	204,268
Singapore Government Bond
04/01/2022	1.750%	SGD	550,000	418,833
06/01/2025	2.375%	SGD	165,000	132,917
Total				756,018
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		300,000	303,935
Spain 0.1%
Spain Government Bond(a)
07/30/2024	0.250%	EUR	180,000	221,603
07/30/2027	0.800%	EUR	175,000	222,022
Total				443,625
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	380,000	465,179
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	238,976
United Arab Emirates 0.2%
Abu Dhabi Government International Bond(a)
09/02/2023	0.750%		120,000	120,426
09/30/2029	2.500%		200,000	208,284
04/16/2030	3.125%		200,000	218,304
03/02/2031	1.700%		205,000	197,722
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	227,387
Total				972,123
United Kingdom 0.1%
United Kingdom Gilt(a)
09/07/2021	3.750%	GBP	95,000	134,956
07/22/2022	0.500%	GBP	195,000	273,458
Total				408,414
United States 0.0%
Colombian TES
07/24/2024	10.000%	COP	723,000,000	237,658

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	25

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Foreign Government Obligations(j),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	125,000	144,700
Total Foreign Government Obligations (Cost $28,191,512)			28,743,177

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2030	0.125%	475,795	519,973
Total Inflation-Indexed Bonds (Cost $505,514)			519,973

Limited Partnerships 0.1%
Issuer	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Enable Midstream Partners LP	109,408	724,281
Total Energy		724,281
Total Limited Partnerships (Cost $664,575)		724,281

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City & County of Denver Airport System
Refunding Revenue Bonds
Series 2020C
11/15/2030	2.237%	145,000	148,486
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%	85,000	85,734
Total			234,220
Hospital 0.1%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	315,000	331,141
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.0%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable
Series 2009
07/01/2029	5.755%	250,000	315,395
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	250,000	316,027
Special Non Property Tax 0.1%
New York State Dormitory Authority
Refunding Revenue Bonds
Group 4
Series 2020A
03/15/2044	4.000%	190,000	215,842
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	125,000	141,775
Total			357,617
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
11/15/2031	6.548%	250,000	320,040
Total Municipal Bonds (Cost $1,800,574)			1,874,440

Preferred Debt 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.1%
Wells Fargo & Co.(k)
12/31/2049	5.850%	11,985	310,531
Total Preferred Debt (Cost $321,963)			310,531

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Financials 0.2%
Banks 0.2%
U.S. Bancorp(k)	3.500%	480	434,880
U.S. Bancorp	5.500%	8,300	223,934
Valley National Bancorp(k)	5.500%	6,350	160,147
Total			818,961
Total Financials			818,961
Total Preferred Stocks (Cost $812,639)			818,961

Residential Mortgage-Backed Securities - Agency 4.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 204919 Class FP
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 09/25/2049	0.568%	293,546	296,235
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 09/15/2044	1.123%	147,653	148,740
Federal National Mortgage Association(b)
CMO Series 2012-56 Class FK
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2042	0.568%	169,419	170,815
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	1.218%	357,387	359,776
CMO Series 2019-33 Class FN
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/25/2049	0.518%	286,247	288,745
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	1,218,082	190,192
CMO Series 2018-63 Class IO
09/20/2047	4.000%	1,450,283	228,878
Government National Mortgage Association(b)
CMO Series 2019-86 Class FE
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/20/2049	0.511%	313,234	315,970
Government National Mortgage Association(c)
CMO Series 2020-133 Class FA
02/20/2049	0.530%	210,143	207,986
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(n)
04/15/2050	2.500%	5,100,000	5,257,881
04/14/2051	2.000%	13,725,000	13,776,737
Total Residential Mortgage-Backed Securities - Agency (Cost $21,646,846)			21,241,955

Residential Mortgage-Backed Securities - Non-Agency 7.5%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month USD LIBOR + 1.250% Floor 1.250% 06/25/2037	1.368%	798,528	705,480
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.000% 11/25/2035	0.758%	283,290	285,213
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	2.889%	265,239	262,162
Alternative Loan Trust(b)
CMO Series 2007-OH3 Class A1B
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.000% 09/25/2047	0.338%	600,607	568,296
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	2.201%	253,490	260,488
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	153,302	156,882
CMO Series 2019-2 Class A1
04/25/2049	3.347%	216,313	221,864
CMO Series 2019-3 Class A1
10/25/2048	2.962%	116,418	118,189
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% Floor 0.945% 09/25/2034	1.063%	281,173	281,128
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 11.000% 04/20/2035	0.786%	575,867	575,667
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	0.551%	138,798	138,689

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	27

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	109,656	109,573
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	0.390%	925,000	899,422
BCAP LLC Trust(a),(b)
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% Floor 0.240% 10/26/2036	0.610%	132,953	132,682
CMO Series 2014-RR5 Class 1A4
1-month USD LIBOR + 0.225% Floor 0.220%, Cap 14.000% 01/26/2036	0.580%	349,764	346,905
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	0.943%	788,770	802,935
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	0.298%	407,177	385,871
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	0.328%	621,368	595,712
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	0.268%	422,327	399,105
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	0.838%	523,672	521,045
CMO Series 2005-D Class M4
1-month USD LIBOR + 0.610% Floor 0.610% 10/25/2035	1.033%	710,000	712,258
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	524,722	527,294
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	2.964%	330,467	294,809
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% Floor 0.360% 01/25/2036	0.658%	343,040	342,610
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% Floor 0.855% 05/25/2036	0.973%	218,183	218,209
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	1.018%	201,632	200,141
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	0.918%	400,820	397,015
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2019-RPL4 Class A1
08/26/2058	3.490%	560,518	560,862
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	185,923	187,663
CMO Series 20154R Class 5A1
10/27/2036	3.000%	158,579	159,676
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	94,901	96,922
CSMC Trust(a),(c)
CMO Series 2011-5R Class 6A9
11/27/2037	3.187%	196,777	196,411
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% Floor 0.470% 04/25/2036	0.823%	685,848	683,938
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	0.578%	835,317	829,727
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% Floor 0.900% 01/25/2035	1.018%	526,173	525,500
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2036	0.560%	476,746	472,908

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	2.920%	254,803	256,010
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.390% Floor 0.390%, Cap 14.000% 02/25/2036	0.898%	530,726	524,095
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2017-DNA2 Class M1
1-month USD LIBOR + 1.200% 10/25/2029	1.318%	37,254	37,374
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	0.868%	63,028	63,041
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	0.778%	717,963	712,372
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.215%	572,595	504,839
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% Floor 0.330% 12/25/2035	0.778%	810,000	796,276
CMO Series 2006-HE7 Class A2D
1-month USD LIBOR + 0.230% Floor 0.230% 10/25/2046	0.348%	501,064	497,285
CMO Series 2007-FM2 Class A1
1-month USD LIBOR + 0.140% Floor 0.140% 01/25/2037	0.258%	949,318	693,657
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	0.311%	687,538	642,828
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% Floor 0.350% 03/25/2036	0.818%	329,709	328,937
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-HE2 Class 1A
1-month USD LIBOR + 0.130% Floor 0.130% 12/25/2036	0.378%	1,404,227	745,547
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	0.818%	540,331	547,503
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 11.500% 02/25/2037	0.388%	738,167	684,538
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month USD LIBOR + 0.220% Floor 0.220% 04/25/2046	0.338%	431,641	409,411
CMO Series 2006-AR2 Class 1A1B
1-month USD LIBOR + 0.210% Floor 0.210% 04/25/2046	0.328%	324,003	306,529
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 11.500% 04/25/2047	0.458%	288,481	280,221
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	0.703%	554,580	551,798
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	0.398%	1,103,000	987,971
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	701,601	704,991
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	656,570	524,688
Lehman XS Trust(b)
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	2.398%	611,584	625,060
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% Floor 0.850% 09/25/2047	0.968%	566,638	571,983

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	29

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Adjustable Rate Mortgages Trust(b)
Subordinated CMO Series 2004-14 Class B1
1-month USD LIBOR + 2.150% Floor 2.150% 01/25/2035	2.268%	553,869	586,273
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month USD LIBOR + 0.990% Floor 0.990% 06/25/2035	1.108%	672,400	664,421
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	249,660	262,791
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month USD LIBOR + 0.780% Floor 0.780% 01/25/2035	0.898%	512,442	508,184
CMO Series 2007-NC3 Class A2D
1-month USD LIBOR + 0.260% Floor 0.260% 05/25/2037	0.378%	886,058	762,745
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	0.650%	236,923	237,198
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 2A1
1-month USD LIBOR + 0.160% Floor 0.160% 03/26/2037	2.210%	20,745	20,694
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	0.778%	268,795	268,455
CMO Series 2007-5 Class 2A2
1-month USD LIBOR + 0.170% Floor 0.170% 05/25/2037	0.288%	1,042,725	716,771
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2036	0.498%	505,646	482,224
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	0.308%	463,470	433,602
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.438%	677,894	650,941
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% Floor 0.640% 04/25/2035	1.078%	281,406	281,114
CMO Series 2005-RZ3 Class M3
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 09/25/2035	0.943%	523,217	522,513
CMO Series 2006-RZ2 Class M1
1-month USD LIBOR + 0.495% Floor 0.495%, Cap 14.000% 05/25/2036	0.613%	720,000	704,590
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	0.258%	571,400	558,814
Stanwich Mortgage(a),(c)
CMO Series 2019-RPL1 Class A
03/15/2049	3.720%	546,146	545,264
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	0.418%	347,452	349,658
Series 2007-4 Class 1A2
1-month USD LIBOR + 0.220% Floor 0.220% 05/25/2037	0.558%	551,618	536,538
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	0.918%	540,548	534,327
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month USD LIBOR + 0.740% Floor 0.370%, Cap 11.000% 09/25/2034	0.858%	571,883	578,861
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	0.718%	263,742	263,742
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	93,108	98,860

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month USD LIBOR + 0.230% Floor 0.230% 01/25/2037	0.348%	1,355,842	868,784
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	1.200%	304,114	284,538
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% Floor 0.675% 10/25/2035	0.793%	62,664	62,722
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $37,198,179)			37,954,829

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Stemline Therapeutics, Inc.(e),(f),(g),(p)	125,075	44,164
Total Health Care		44,164
Total Rights (Cost $—)		44,164

Treasury Bills(j) 4.6%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 0.6%
Japan Treasury Discount Bills
03/15/2021	(0.100%)	JPY	155,000,000	1,454,171
03/22/2021	(0.100%)	JPY	150,000,000	1,407,289
Total				2,861,460
United States 4.0%
U.S. Treasury Bills
03/04/2021	0.060%		1,153,000	1,152,989
03/11/2021	0.070%		1,850,000	1,849,952
05/27/2021	0.040%		501,000	500,953
06/10/2021	0.040%		265,000	264,971
06/24/2021	0.040%		130,000	129,985
07/22/2021	0.040%		560,000	559,917
07/29/2021	0.040%		937,000	936,837
08/05/2021	0.040%		1,956,000	1,955,644
08/12/2021	0.040%		4,933,000	4,932,075
08/19/2021	0.050%		4,551,000	4,549,962
Treasury Bills(j) (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
08/26/2021	0.050%	3,425,000	3,424,167
Total			20,257,452
Total Treasury Bills (Cost $23,185,892)			23,118,912

U.S. Treasury Obligations 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2024	2.500%	170,000	181,037
02/29/2024	2.375%	300,000	318,727
04/30/2026	2.375%	60,000	64,945
11/15/2026	2.000%	440,000	467,672
02/15/2029	2.625%	95,000	105,212
02/15/2038	4.375%	905,000	1,248,759
11/15/2042	2.750%	305,000	343,459
02/15/2049	3.000%	1,110,000	1,322,287
02/15/2050	2.000%	1,480,000	1,443,000
Total U.S. Treasury Obligations (Cost $5,068,500)			5,495,098

Options Purchased Calls 0.0%
Value ($)
(Cost $30,151)	3,566

Options Purchased Puts 0.0%

(Cost $64,462)	46,990

Money Market Funds 28.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(q),(r)	142,825,600	142,811,318
Total Money Market Funds (Cost $142,816,682)		142,811,318
Total Investments in Securities (Cost $505,404,426)		510,642,396

Investments in Securities Sold Short

Common Stocks (7.8)%
Issuer	Shares	Value ($)
Communication Services (0.0)%
Diversified Telecommunication Services (0.0)%
Cincinnati Bell, Inc.(e)	(11,149)	(170,357)
Total Communication Services		(170,357)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	31

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary (0.8)%
Auto Components (0.0)%
Goodyear Tire & Rubber Co. (The)(e)	(5,233)	(87,967)
Internet & Direct Marketing Retail (0.8)%
Just Eat Takeaway.com NV(e)	(41,688)	(4,011,501)
Total Consumer Discretionary		(4,099,468)
Financials (2.7)%
Banks (0.5)%
First Citizens BancShares, Inc., Class A	(1,318)	(972,539)
SVB Financial Group(e)	(2,734)	(1,381,654)
Total		(2,354,193)
Capital Markets (0.9)%
S&P Global, Inc.	(14,611)	(4,812,279)
Insurance (1.3)%
Aon PLC, Class A	(27,813)	(6,333,299)
Total Financials		(13,499,771)
Health Care (1.1)%
Health Care Equipment & Supplies (0.2)%
STERIS PLC	(5,483)	(958,428)
Life Sciences Tools & Services (0.1)%
ICON PLC(e)	(1,742)	(314,745)
Pharmaceuticals (0.8)%
Astrazeneca PLC, ADR	(86,716)	(4,195,320)
Jazz Pharmaceuticals PLC(e)	(220)	(36,969)
Total		(4,232,289)
Total Health Care		(5,505,462)
Industrials (0.5)%
Aerospace & Defense (0.1)%
Teledyne Technologies, Inc.(e)	(1,693)	(628,103)
Professional Services (0.4)%
CoStar Group, Inc.(e)	(2,016)	(1,660,700)
Total Industrials		(2,288,803)
Information Technology (2.7)%
Electronic Equipment, Instruments & Components (0.3)%
II-VI, Inc.(e)	(18,583)	(1,566,547)

Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (1.9)%
Advanced Micro Devices, Inc.(e)	(70,580)	(5,964,716)
Analog Devices, Inc.	(18,285)	(2,849,168)
Marvell Technology Group Ltd.	(12,814)	(618,660)
Total		(9,432,544)
Software (0.5)%
Salesforce.com, Inc.(e)	(12,448)	(2,694,992)
Total Information Technology		(13,694,083)
Total Common Stocks (Proceeds $38,361,572)		(39,257,944)

Exchange-Traded Equity Funds (0.1)%

Financials (0.1)%
Diversified Financial Services (0.1)%
iShares Russell 2000 ETF	(1,515)	(330,740)
iShares Russell 2000 Growth ETF	(781)	(241,930)
Total		(572,670)
Total Financials		(572,670)
Total Exchange-Traded Equity Funds (Proceeds $540,791)		(572,670)

Limited Partnerships (0.2)%

Energy (0.2)%
Oil, Gas & Consumable Fuels (0.2)%
Energy Transfer Equity LP	(94,007)	(718,213)
Total Energy		(718,213)
Total Limited Partnerships (Proceeds $651,325)		(718,213)
Total Investments in Securities Sold Short (Proceeds $39,553,688)		(40,548,827)
Total Investments in Securities, Net of Securities Sold Short		470,093,569
Other Assets & Liabilities, Net		32,558,600
Net Assets		502,652,169

At February 28, 2021, securities and/or cash totaling $87,316,122 were pledged as collateral.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
194,133 AUD	150,258 USD	ANZ Securities	03/17/2021	871	—
395,235 AUD	303,999 USD	ANZ Securities	03/17/2021	—	(136)
1,260,000 EUR	162,814,018 JPY	ANZ Securities	03/17/2021	6,806	—
299,062 USD	395,235 AUD	ANZ Securities	03/17/2021	5,073	—
533,201 USD	746,679 NZD	ANZ Securities	03/17/2021	6,312	—
76,487 AUD	58,905 USD	Barclays	03/17/2021	48	—
452,840 EUR	552,207 USD	Barclays	03/17/2021	5,606	—
220,831 NZD	160,087 USD	Barclays	03/17/2021	526	—
254,333 USD	322,988 CAD	Barclays	03/17/2021	—	(521)
547,643 USD	452,069 EUR	Barclays	03/17/2021	—	(1,972)
883,618 USD	635,000 GBP	Barclays	03/17/2021	1,162	—
316,000 AUD	342,049 NZD	CIBC	03/17/2021	3,984	—
808,752 CAD	632,500 USD	CIBC	03/17/2021	—	(3,039)
949,583 USD	1,215,940 CAD	CIBC	03/17/2021	5,935	—
4,063,000 AUD	3,215,525 USD	Citi	03/17/2021	89,027	—
889,500 AUD	666,264 USD	Citi	03/17/2021	—	(18,211)
1,585,500 BRL	293,170 USD	Citi	03/17/2021	10,423	—
226,500 CAD	178,812 USD	Citi	03/17/2021	822	—
6,897,000 CAD	5,318,598 USD	Citi	03/17/2021	—	(101,250)
2,020,000 CHF	2,280,820 USD	Citi	03/17/2021	59,086	—
417,812,996 CLP	591,186 USD	Citi	03/17/2021	13,847	—
125,699,500 CLP	168,455 USD	Citi	03/17/2021	—	(5,238)
141,291,460 COP	39,339 USD	Citi	03/17/2021	618	—
72,101,540 COP	19,619 USD	Citi	03/17/2021	—	(141)
1,264,000 EUR	161,353,862 JPY	Citi	03/17/2021	—	(11,723)
5,421,841 EUR	6,624,174 USD	Citi	03/17/2021	79,740	—
305,000 EUR	364,145 USD	Citi	03/17/2021	—	(4,005)
635,000 GBP	1,107,253 CAD	Citi	03/17/2021	—	(14,672)
2,429,500 GBP	3,263,180 USD	Citi	03/17/2021	—	(121,977)
264,481,500 HUF	891,672 USD	Citi	03/17/2021	11,573	—
126,225,496 HUF	415,037 USD	Citi	03/17/2021	—	(4,996)
6,390,502,120 IDR	449,650 USD	Citi	03/17/2021	4,353	—
2,576,000 ILS	793,725 USD	Citi	03/17/2021	15,327	—
98,821,898 INR	1,359,329 USD	Citi	03/17/2021	21,986	—
20,982,000 INR	282,208 USD	Citi	03/17/2021	—	(1,739)
80,666,460 JPY	630,000 EUR	Citi	03/17/2021	3,546	—
444,171,500 JPY	4,269,329 USD	Citi	03/17/2021	101,653	—
7,175,417,516 KRW	6,472,926 USD	Citi	03/17/2021	96,886	—
12,935,000 MXN	638,181 USD	Citi	03/17/2021	21,020	—
3,207,000 NOK	378,077 USD	Citi	03/17/2021	8,208	—
9,355,500 NOK	1,043,558 USD	Citi	03/17/2021	—	(35,429)
545,331 NZD	394,457 USD	Citi	03/17/2021	428	—
4,956,000 NZD	3,525,266 USD	Citi	03/17/2021	—	(55,693)
40,253,500 PHP	833,541 USD	Citi	03/17/2021	9,123	—
7,264,500 PLN	1,964,393 USD	Citi	03/17/2021	25,606	—
7,861,000 PLN	2,091,512 USD	Citi	03/17/2021	—	(6,472)
56,579,500 SEK	6,811,639 USD	Citi	03/17/2021	109,634	—
8,922,000 SEK	1,047,802 USD	Citi	03/17/2021	—	(9,034)
4,673,428 SGD	3,530,564 USD	Citi	03/17/2021	25,852	—
204,500 SGD	152,977 USD	Citi	03/17/2021	—	(382)
23,591,000 TWD	851,114 USD	Citi	03/17/2021	3,126	—
43,314,500 TWD	1,552,425 USD	Citi	03/17/2021	—	(4,532)
3,602,986 USD	4,803,500 AUD	Citi	03/17/2021	93,331	—
115,465 USD	149,000 AUD	Citi	03/17/2021	—	(809)
295,538 USD	1,585,500 BRL	Citi	03/17/2021	—	(12,791)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	33

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,106,937 USD	6,575,947 CAD	Citi	03/17/2021	60,618	—
2,141,697 USD	2,715,947 CAD	Citi	03/17/2021	—	(7,433)
2,273,380 USD	2,020,000 CHF	Citi	03/17/2021	—	(51,646)
503,867 USD	375,674,996 CLP	Citi	03/17/2021	15,246	—
234,989 USD	167,837,500 CLP	Citi	03/17/2021	—	(3,069)
60,655 USD	213,393,000 COP	Citi	03/17/2021	—	(2,174)
326,756 USD	273,000 EUR	Citi	03/17/2021	2,768	—
6,489,952 USD	5,317,875 EUR	Citi	03/17/2021	—	(71,010)
3,280,343 USD	2,429,500 GBP	Citi	03/17/2021	104,814	—
78,885 USD	23,883,500 HUF	Citi	03/17/2021	591	—
1,243,982 USD	366,823,496 HUF	Citi	03/17/2021	—	(23,326)
17,778 USD	255,278,000 IDR	Citi	03/17/2021	10	—
429,727 USD	6,135,224,120 IDR	Citi	03/17/2021	—	(2,219)
197,063 USD	657,000 ILS	Citi	03/17/2021	1,464	—
594,587 USD	1,919,000 ILS	Citi	03/17/2021	—	(14,717)
613,814 USD	45,652,398 INR	Citi	03/17/2021	3,993	—
1,008,772 USD	74,151,500 INR	Citi	03/17/2021	—	(5,290)
4,277,803 USD	444,171,500 JPY	Citi	03/17/2021	—	(110,127)
6,517,002 USD	7,175,417,516 KRW	Citi	03/17/2021	—	(140,963)
642,756 USD	12,935,000 MXN	Citi	03/17/2021	—	(25,595)
1,021,021 USD	8,988,500 NOK	Citi	03/17/2021	15,640	—
418,982 USD	3,574,000 NOK	Citi	03/17/2021	—	(6,786)
3,050,138 USD	4,321,000 NZD	Citi	03/17/2021	72,001	—
697,294 USD	959,500 NZD	Citi	03/17/2021	—	(4,007)
832,069 USD	40,253,500 PHP	Citi	03/17/2021	—	(7,651)
593,317 USD	2,224,500 PLN	Citi	03/17/2021	369	—
3,501,788 USD	12,901,000 PLN	Citi	03/17/2021	—	(58,703)
3,889,553 USD	33,271,500 SEK	Citi	03/17/2021	51,553	—
3,886,035 USD	32,230,000 SEK	Citi	03/17/2021	—	(68,299)
118,074 USD	158,000 SGD	Citi	03/17/2021	414	—
2,159,729 USD	2,867,000 SGD	Citi	03/17/2021	—	(9,699)
1,055,683 USD	29,534,500 TWD	Citi	03/17/2021	5,947	—
1,348,597 USD	37,371,000 TWD	Citi	03/17/2021	—	(5,281)
540,697 USD	8,334,000 ZAR	Citi	03/17/2021	8,859	—
2,648,510 USD	39,357,500 ZAR	Citi	03/17/2021	—	(53,220)
23,945,000 ZAR	1,624,570 USD	Citi	03/17/2021	45,602	—
23,746,500 ZAR	1,538,959 USD	Citi	03/17/2021	—	(26,920)
1,297,500 AUD	1,026,247 USD	Citi	06/16/2021	27,657	—
1,330,000 BRL	241,795 USD	Citi	06/16/2021	5,671	—
60,500 CAD	47,958 USD	Citi	06/16/2021	417	—
903,500 CHF	1,005,062 USD	Citi	06/16/2021	8,878	—
126,167,996 HUF	425,150 USD	Citi	06/16/2021	5,834	—
633,841,000 IDR	44,177 USD	Citi	06/16/2021	835	—
23,918,476 JPY	226,590 USD	Citi	06/16/2021	1,929	—
546,470,500 KRW	492,239 USD	Citi	06/16/2021	7,217	—
599,000 MXN	29,025 USD	Citi	06/16/2021	717	—
404,500 MXN	19,095 USD	Citi	06/16/2021	—	(22)
3,175,000 PHP	64,918 USD	Citi	06/16/2021	624	—
3,114,326 USD	3,931,500 AUD	Citi	06/16/2021	—	(88,540)
53,597 USD	67,500 CAD	Citi	06/16/2021	—	(555)
532,427 USD	375,730,496 CLP	Citi	06/16/2021	—	(12,729)
25,968 USD	93,735,460 COP	Citi	06/16/2021	—	(379)
151,630 USD	2,167,470,120 IDR	Citi	06/16/2021	—	(3,416)
307,623 USD	1,004,500 ILS	Citi	06/16/2021	—	(3,549)
1,153,514 USD	84,897,897 INR	Citi	06/16/2021	—	(21,481)
226,485 USD	23,918,500 JPY	Citi	06/16/2021	—	(1,824)
2,950,356 USD	3,263,537,516 KRW	Citi	06/16/2021	—	(53,794)
28,571 USD	599,000 MXN	Citi	06/16/2021	—	(263)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
387,259 USD	3,286,500 NOK	Citi	06/16/2021	—	(8,311)
84,566 USD	4,121,500 PHP	Citi	06/16/2021	—	(1,105)
6,051,482 USD	50,094,500 SEK	Citi	06/16/2021	—	(112,379)
2,514,888 USD	3,320,500 SGD	Citi	06/16/2021	—	(25,363)
1,174,516 USD	32,349,500 TWD	Citi	06/16/2021	2,394	—
439,693 USD	12,026,500 TWD	Citi	06/16/2021	—	(2,155)
1,546,759 USD	23,059,500 ZAR	Citi	06/17/2021	—	(43,454)
14,341,000 ZAR	960,296 USD	Citi	06/17/2021	25,372	—
332,500 AUD	257,545 USD	Goldman Sachs	03/15/2021	1,687	—
2,021,000 AUD	1,534,381 USD	Goldman Sachs	03/15/2021	—	(20,774)
62,300 CAD	49,078 USD	Goldman Sachs	03/15/2021	122	—
4,307,700 CAD	3,362,420 USD	Goldman Sachs	03/15/2021	—	(22,667)
4,157,500 EUR	5,069,493 USD	Goldman Sachs	03/15/2021	51,458	—
820,900 EUR	987,281 USD	Goldman Sachs	03/15/2021	—	(3,532)
280,700 GBP	391,888 USD	Goldman Sachs	03/15/2021	779	—
3,250,500 GBP	4,397,122 USD	Goldman Sachs	03/15/2021	—	(131,912)
155,000,000 JPY	1,489,389 USD	Goldman Sachs	03/15/2021	35,055	—
4,575,000 PLN	1,251,795 USD	Goldman Sachs	03/15/2021	30,820	—
7,097,800 SEK	849,334 USD	Goldman Sachs	03/15/2021	8,602	—
18,456 USD	24,300 AUD	Goldman Sachs	03/15/2021	243	—
1,803,907 USD	2,329,200 AUD	Goldman Sachs	03/15/2021	—	(11,594)
2,555,365 USD	3,271,500 CAD	Goldman Sachs	03/15/2021	15,452	—
865,660 USD	1,098,500 CAD	Goldman Sachs	03/15/2021	—	(2,434)
470,989 USD	390,900 EUR	Goldman Sachs	03/15/2021	821	—
1,368,383 USD	1,121,700 EUR	Goldman Sachs	03/15/2021	—	(14,510)
1,295,011 USD	946,700 GBP	Goldman Sachs	03/15/2021	24,059	—
1,245,196 USD	4,575,000 PLN	Goldman Sachs	03/15/2021	—	(24,221)
844,927 USD	7,097,800 SEK	Goldman Sachs	03/15/2021	—	(4,195)
316,000 AUD	338,388 NZD	Goldman Sachs	03/17/2021	1,339	—
407,366 CAD	321,310 USD	Goldman Sachs	03/17/2021	1,190	—
632,000 EUR	81,066,324 JPY	Goldman Sachs	03/17/2021	—	(2,208)
160,033,476 JPY	1,262,000 EUR	Goldman Sachs	03/17/2021	21,698	—
3,310,966 MXN	159,063 USD	Goldman Sachs	03/17/2021	1,088	—
340,840 NZD	316,000 AUD	Goldman Sachs	03/17/2021	—	(3,110)
967,510 NZD	688,666 USD	Goldman Sachs	03/17/2021	—	(10,409)
1,558,662 SGD	1,178,142 USD	Goldman Sachs	03/17/2021	9,265	—
305,069 USD	394,731 AUD	Goldman Sachs	03/17/2021	—	(1,321)
150,000,000 JPY	1,443,258 USD	Goldman Sachs	03/22/2021	35,717	—
2,022,842 CAD	1,598,750 USD	HSBC	03/17/2021	9,147	—
633,750 EUR	769,139 USD	HSBC	03/17/2021	4,171	—
6,424,004 MXN	316,875 USD	HSBC	03/17/2021	10,370	—
678,085 NZD	632,500 AUD	HSBC	03/17/2021	—	(3,239)
207,207 NZD	151,353 USD	HSBC	03/17/2021	1,635	—
519,728 SGD	393,907 USD	HSBC	03/17/2021	4,150	—
637,500 USD	812,981 CAD	HSBC	03/17/2021	1,362	—
387,074 USD	316,875 EUR	HSBC	03/17/2021	—	(4,590)
316,875 USD	6,510,681 MXN	HSBC	03/17/2021	—	(6,234)
585,935 USD	777,451 SGD	HSBC	03/17/2021	—	(2,907)
4,063,000 AUD	3,215,521 USD	JPMorgan	03/17/2021	89,023	—
889,500 AUD	666,263 USD	JPMorgan	03/17/2021	—	(18,211)
1,585,500 BRL	293,072 USD	JPMorgan	03/17/2021	10,324	—
626,796 CAD	496,312 USD	JPMorgan	03/17/2021	3,758	—
6,897,000 CAD	5,318,591 USD	JPMorgan	03/17/2021	—	(101,256)
2,020,000 CHF	2,280,818 USD	JPMorgan	03/17/2021	59,084	—
417,812,996 CLP	591,186 USD	JPMorgan	03/17/2021	13,847	—
125,699,500 CLP	168,455 USD	JPMorgan	03/17/2021	—	(5,238)
141,291,460 COP	39,339 USD	JPMorgan	03/17/2021	618	—
72,101,540 COP	19,619 USD	JPMorgan	03/17/2021	—	(141)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	35

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,969,000 EUR	6,074,130 USD	JPMorgan	03/17/2021	76,296	—
305,000 EUR	364,145 USD	JPMorgan	03/17/2021	—	(4,006)
2,429,500 GBP	3,263,176 USD	JPMorgan	03/17/2021	—	(121,981)
264,481,500 HUF	891,671 USD	JPMorgan	03/17/2021	11,572	—
126,225,496 HUF	415,036 USD	JPMorgan	03/17/2021	—	(4,996)
6,390,502,120 IDR	449,654 USD	JPMorgan	03/17/2021	4,358	—
2,576,000 ILS	793,724 USD	JPMorgan	03/17/2021	15,326	—
98,821,896 INR	1,359,352 USD	JPMorgan	03/17/2021	22,010	—
20,982,000 INR	282,207 USD	JPMorgan	03/17/2021	—	(1,739)
80,354,129 JPY	632,000 EUR	JPMorgan	03/17/2021	8,890	—
449,772,862 JPY	4,322,208 USD	JPMorgan	03/17/2021	101,975	—
7,175,417,516 KRW	6,472,821 USD	JPMorgan	03/17/2021	96,781	—
12,935,000 MXN	638,180 USD	JPMorgan	03/17/2021	21,019	—
3,207,000 NOK	378,077 USD	JPMorgan	03/17/2021	8,208	—
9,355,500 NOK	1,043,557 USD	JPMorgan	03/17/2021	—	(35,430)
324,500 NZD	234,694 USD	JPMorgan	03/17/2021	226	—
4,956,000 NZD	3,525,261 USD	JPMorgan	03/17/2021	—	(55,697)
40,253,500 PHP	833,554 USD	JPMorgan	03/17/2021	9,135	—
7,264,500 PLN	1,964,391 USD	JPMorgan	03/17/2021	25,604	—
7,861,000 PLN	2,091,510 USD	JPMorgan	03/17/2021	—	(6,475)
56,579,500 SEK	6,811,631 USD	JPMorgan	03/17/2021	109,625	—
8,922,000 SEK	1,047,801 USD	JPMorgan	03/17/2021	—	(9,036)
2,820,500 SGD	2,136,096 USD	JPMorgan	03/17/2021	20,938	—
204,500 SGD	152,977 USD	JPMorgan	03/17/2021	—	(383)
23,591,000 TWD	851,113 USD	JPMorgan	03/17/2021	3,125	—
43,314,500 TWD	1,552,452 USD	JPMorgan	03/17/2021	—	(4,505)
3,602,990 USD	4,803,500 AUD	JPMorgan	03/17/2021	93,326	—
115,465 USD	149,000 AUD	JPMorgan	03/17/2021	—	(809)
295,539 USD	1,585,500 BRL	JPMorgan	03/17/2021	—	(12,791)
4,104,431 USD	5,294,500 CAD	JPMorgan	03/17/2021	56,129	—
1,760,366 USD	2,233,114 CAD	JPMorgan	03/17/2021	—	(5,525)
2,273,383 USD	2,020,000 CHF	JPMorgan	03/17/2021	—	(51,649)
503,867 USD	375,674,996 CLP	JPMorgan	03/17/2021	15,245	—
234,989 USD	167,837,500 CLP	JPMorgan	03/17/2021	—	(3,069)
60,655 USD	213,393,000 COP	JPMorgan	03/17/2021	—	(2,174)
326,757 USD	273,000 EUR	JPMorgan	03/17/2021	2,768	—
6,105,900 USD	5,001,000 EUR	JPMorgan	03/17/2021	—	(69,441)
3,558,281 USD	2,629,593 GBP	JPMorgan	03/17/2021	105,676	—
78,885 USD	23,883,500 HUF	JPMorgan	03/17/2021	591	—
1,243,984 USD	366,823,496 HUF	JPMorgan	03/17/2021	—	(23,327)
17,778 USD	255,278,000 IDR	JPMorgan	03/17/2021	10	—
429,728 USD	6,135,224,120 IDR	JPMorgan	03/17/2021	—	(2,219)
197,064 USD	657,000 ILS	JPMorgan	03/17/2021	1,464	—
594,588 USD	1,919,000 ILS	JPMorgan	03/17/2021	—	(14,718)
613,824 USD	45,652,396 INR	JPMorgan	03/17/2021	3,984	—
1,008,773 USD	74,151,500 INR	JPMorgan	03/17/2021	—	(5,291)
4,277,808 USD	444,171,500 JPY	JPMorgan	03/17/2021	—	(110,132)
6,517,011 USD	7,175,417,516 KRW	JPMorgan	03/17/2021	—	(140,971)
642,757 USD	12,935,000 MXN	JPMorgan	03/17/2021	—	(25,596)
1,021,022 USD	8,988,500 NOK	JPMorgan	03/17/2021	15,638	—
418,982 USD	3,574,000 NOK	JPMorgan	03/17/2021	—	(6,786)
3,050,142 USD	4,321,000 NZD	JPMorgan	03/17/2021	71,998	—
763,374 USD	1,050,700 NZD	JPMorgan	03/17/2021	—	(4,190)
832,070 USD	40,253,500 PHP	JPMorgan	03/17/2021	—	(7,652)
593,318 USD	2,224,500 PLN	JPMorgan	03/17/2021	369	—
3,501,793 USD	12,901,000 PLN	JPMorgan	03/17/2021	—	(58,707)
3,889,557 USD	33,271,500 SEK	JPMorgan	03/17/2021	51,548	—
3,886,040 USD	32,230,000 SEK	JPMorgan	03/17/2021	—	(68,304)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
118,074 USD	158,000 SGD	JPMorgan	03/17/2021	414	—
2,355,827 USD	3,126,493 SGD	JPMorgan	03/17/2021	—	(11,197)
1,055,684 USD	29,534,500 TWD	JPMorgan	03/17/2021	5,945	—
1,348,599 USD	37,371,000 TWD	JPMorgan	03/17/2021	—	(5,283)
540,697 USD	8,334,000 ZAR	JPMorgan	03/17/2021	8,859	—
2,648,513 USD	39,357,500 ZAR	JPMorgan	03/17/2021	—	(53,223)
23,945,000 ZAR	1,624,568 USD	JPMorgan	03/17/2021	45,600	—
23,746,500 ZAR	1,538,957 USD	JPMorgan	03/17/2021	—	(26,921)
1,297,500 AUD	1,026,246 USD	JPMorgan	06/16/2021	27,655	—
1,330,000 BRL	241,794 USD	JPMorgan	06/16/2021	5,671	—
60,500 CAD	47,958 USD	JPMorgan	06/16/2021	417	—
903,500 CHF	1,005,060 USD	JPMorgan	06/16/2021	8,876	—
126,167,996 HUF	425,150 USD	JPMorgan	06/16/2021	5,833	—
633,841,000 IDR	44,177 USD	JPMorgan	06/16/2021	834	—
23,918,476 JPY	226,590 USD	JPMorgan	06/16/2021	1,929	—
546,470,500 KRW	492,238 USD	JPMorgan	06/16/2021	7,217	—
599,000 MXN	29,025 USD	JPMorgan	06/16/2021	717	—
404,500 MXN	19,095 USD	JPMorgan	06/16/2021	—	(22)
3,175,000 PHP	64,918 USD	JPMorgan	06/16/2021	624	—
3,114,330 USD	3,931,500 AUD	JPMorgan	06/16/2021	—	(88,544)
53,597 USD	67,500 CAD	JPMorgan	06/16/2021	—	(555)
532,427 USD	375,730,496 CLP	JPMorgan	06/16/2021	—	(12,729)
25,968 USD	93,735,460 COP	JPMorgan	06/16/2021	—	(379)
151,625 USD	2,167,470,120 IDR	JPMorgan	06/16/2021	—	(3,411)
307,623 USD	1,004,500 ILS	JPMorgan	06/16/2021	—	(3,550)
1,153,508 USD	84,897,897 INR	JPMorgan	06/16/2021	—	(21,476)
226,485 USD	23,918,500 JPY	JPMorgan	06/16/2021	—	(1,824)
2,950,426 USD	3,263,537,516 KRW	JPMorgan	06/16/2021	—	(53,863)
28,571 USD	599,000 MXN	JPMorgan	06/16/2021	—	(263)
387,260 USD	3,286,500 NOK	JPMorgan	06/16/2021	—	(8,312)
84,469 USD	4,121,500 PHP	JPMorgan	06/16/2021	—	(1,008)
6,051,490 USD	50,094,500 SEK	JPMorgan	06/16/2021	—	(112,387)
2,514,891 USD	3,320,500 SGD	JPMorgan	06/16/2021	—	(25,366)
1,174,479 USD	32,349,500 TWD	JPMorgan	06/16/2021	2,432	—
439,693 USD	12,026,500 TWD	JPMorgan	06/16/2021	—	(2,156)
1,546,761 USD	23,059,500 ZAR	JPMorgan	06/17/2021	—	(43,456)
14,341,000 ZAR	960,295 USD	JPMorgan	06/17/2021	25,370	—
398,724 CAD	316,250 USD	Morgan Stanley	03/17/2021	2,922	—
890,646 GBP	1,212,686 USD	Morgan Stanley	03/17/2021	—	(28,300)
9,718,281 MXN	475,938 USD	Morgan Stanley	03/17/2021	12,254	—
299,309 USD	395,235 AUD	Morgan Stanley	03/17/2021	4,827	—
909,242 USD	1,159,014 CAD	Morgan Stanley	03/17/2021	1,543	—
318,750 USD	403,555 CAD	Morgan Stanley	03/17/2021	—	(1,626)
763,678 USD	633,750 EUR	Morgan Stanley	03/17/2021	1,290	—
1,837,656 USD	1,517,952 EUR	Morgan Stanley	03/17/2021	—	(5,411)
633,750 USD	12,922,266 MXN	Morgan Stanley	03/17/2021	—	(17,197)
91,200 NZD	65,690 USD	National Australia Bank	03/17/2021	—	(206)
809,527 CAD	632,500 USD	RBC Capital Markets	03/17/2021	—	(3,648)
1,270,833 USD	1,626,493 CAD	RBC Capital Markets	03/17/2021	7,308	—
909,529 USD	749,008 EUR	RBC Capital Markets	03/17/2021	—	(5,438)
631,250 USD	65,912,284 JPY	RBC Capital Markets	03/17/2021	—	(12,793)
40,046,901 JPY	316,000 EUR	Standard Chartered	03/17/2021	5,666	—
66,265,349 JPY	633,333 USD	Standard Chartered	03/17/2021	11,563	—
337,183 NZD	316,000 AUD	Standard Chartered	03/17/2021	—	(468)
318,750 USD	400,991 CAD	Standard Chartered	03/17/2021	—	(3,640)
632,000 AUD	677,190 NZD	State Street	03/17/2021	2,977	—
194,133 AUD	150,457 USD	State Street	03/17/2021	1,070	—
398,946 CAD	316,250 USD	State Street	03/17/2021	2,747	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	37

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
810,556 CAD	632,500 USD	State Street	03/17/2021	—	(4,456)
316,000 EUR	40,445,911 JPY	State Street	03/17/2021	—	(1,923)
933,295 EUR	1,132,725 USD	State Street	03/17/2021	6,191	—
161,217,594 JPY	1,264,000 EUR	State Street	03/17/2021	13,002	—
20,607,495 JPY	198,199 USD	State Street	03/17/2021	4,838	—
307,004 USD	394,799 AUD	State Street	03/17/2021	—	(3,204)
318,750 USD	406,156 CAD	State Street	03/17/2021	418	—
1,268,333 USD	1,611,268 CAD	State Street	03/17/2021	—	(2,156)
277,070 USD	200,093 GBP	State Street	03/17/2021	1,730	—
280,531 USD	200,091 GBP	State Street	03/17/2021	—	(1,733)
158,438 USD	3,334,175 MXN	State Street	03/17/2021	644	—
316,223 USD	440,377 NZD	State Street	03/17/2021	1,972	—
15,504 EUR	18,830 USD	TD Securities	03/17/2021	116	—
1,644,377 AUD	1,267,135 USD	UBS	03/17/2021	1,779	—
632,000 EUR	80,085,997 JPY	UBS	03/17/2021	—	(11,406)
66,962,586 JPY	633,333 USD	UBS	03/17/2021	5,021	—
784,855 SGD	591,574 USD	UBS	03/17/2021	2,993	—
631,250 USD	66,977,014 JPY	UBS	03/17/2021	—	(2,802)
Total				2,960,954	(3,326,850)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	16	06/2021	EUR	4,020,800	—	(1,020)
3-Month Euro Euribor	27	06/2021	EUR	6,785,100	—	(2,634)
3-Month Euro Euribor	34	09/2021	EUR	8,542,925	—	(4,556)
3-Month Euro Euribor	35	12/2021	EUR	8,794,188	—	(5,723)
3-Month Euro Euribor	24	03/2022	EUR	6,029,400	—	(5,170)
3-Month Euro Euribor	39	06/2022	EUR	9,797,288	—	(6,973)
3-Month Euro Euribor	36	09/2022	EUR	9,043,200	—	(7,794)
3-Month Euro Euribor	20	12/2022	EUR	5,022,750	—	(4,996)
90-Day Sterling	6	06/2021	GBP	749,438	—	(323)
90-Day Sterling	18	06/2021	GBP	2,248,313	—	(3,275)
90-Day Sterling	11	09/2021	GBP	1,373,900	—	(1,223)
90-Day Sterling	12	12/2021	GBP	1,498,275	—	(2,434)
90-Day Sterling	31	03/2022	GBP	3,867,056	—	(9,951)
90-Day Sterling	30	06/2022	GBP	3,740,438	—	(11,880)
90-Day Sterling	17	09/2022	GBP	2,118,306	—	(8,189)
90-Day Sterling	8	12/2022	GBP	996,200	—	(4,466)
Amsterdam Index	4	03/2021	EUR	520,688	—	(33,514)
Australian 3-Year Bond	34	03/2021	AUD	3,971,118	—	(15,385)
Australian Dollar	187	03/2021	USD	14,418,635	215,881	—
Banker’s Acceptance	23	06/2021	CAD	5,722,688	—	(601)
Banker’s Acceptance	11	09/2021	CAD	2,736,525	—	(360)
Brent Crude	32	03/2021	USD	2,061,440	226,857	—
Brent Crude	10	03/2021	USD	644,200	—	(4,341)
British Pound	73	03/2021	USD	6,362,863	141,768	—
CAC40 Index	7	03/2021	EUR	398,930	—	(5,952)
CAC40 Index	7	03/2021	EUR	398,930	—	(6,726)
Canadian Dollar	112	03/2021	USD	8,813,840	33,921	—
Cocoa	5	05/2021	USD	130,200	6,166	—
Cocoa	1	05/2021	GBP	17,680	1,337	—
Coffee	14	05/2021	USD	721,875	55,798	—
Copper	1	03/2021	USD	227,331	27,385	—
Copper	27	05/2021	USD	2,762,438	316,215	—
Copper	7	06/2021	USD	1,587,950	164,607	—
Corn	4	05/2021	USD	109,500	796	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
38	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Corn	37	07/2021	USD	989,750	14,832	—
Cotton	26	05/2021	USD	1,154,790	78,997	—
DAX Index	1	03/2021	EUR	343,975	14,868	—
DAX Index	1	03/2021	EUR	343,975	3,839	—
DJIA Index E-mini	9	03/2021	USD	1,391,040	39,193	—
DJIA Index E-mini	1	03/2021	USD	154,560	4,990	—
Euro FX	56	03/2021	USD	8,457,050	—	(65,073)
EURO STOXX 50 Index	20	03/2021	EUR	725,400	23,605	—
EURO STOXX 50 Index	13	03/2021	EUR	471,510	2,029	—
Euro-BTP	3	03/2021	EUR	449,400	—	(5,542)
Euro-BTP	10	03/2021	EUR	1,498,000	—	(9,363)
Eurodollar 90-Day	22	06/2021	USD	5,490,650	—	(1,012)
Eurodollar 90-Day	26	09/2021	USD	6,487,650	—	(1,807)
Eurodollar 90-Day	154	09/2021	USD	38,426,850	—	(4,223)
Eurodollar 90-Day	18	12/2021	USD	4,489,650	—	(605)
Eurodollar 90-Day	19	03/2022	USD	4,740,263	—	(85)
Eurodollar 90-Day	25	06/2022	USD	6,234,063	—	(2,103)
Eurodollar 90-Day	25	09/2022	USD	6,229,688	—	(6,655)
Eurodollar 90-Day	17	12/2022	USD	4,231,088	—	(7,239)
FTSE 100 Index	3	03/2021	GBP	193,185	—	(6,073)
FTSE 100 Index	5	03/2021	GBP	321,975	—	(11,047)
FTSE China A50 Index	69	03/2021	USD	1,256,076	—	(73,458)
FTSE Taiwan Index	13	03/2021	USD	720,460	—	(21,022)
FTSE/JSE Top 40 Index	6	03/2021	ZAR	3,614,760	5,774	—
FTSE/JSE Top 40 Index	1	03/2021	ZAR	602,460	3,606	—
FTSE/MIB Index	2	03/2021	EUR	228,290	13,555	—
FTSE/MIB Index	1	03/2021	EUR	114,145	—	(2,624)
Gas Oil	19	04/2021	USD	1,012,225	90,186	—
Gas Oil	1	04/2021	USD	53,275	149	—
Gold 100 oz.	5	04/2021	USD	864,400	—	(68,680)
Hang Seng Index	1	03/2021	HKD	1,447,950	—	(4,371)
Hang Seng Index	4	03/2021	HKD	5,791,800	—	(29,867)
H-Shares Index	10	03/2021	HKD	5,636,500	—	(38,500)
IBEX 35 Index	2	03/2021	EUR	163,928	467	—
Indian Rupee	34	03/2021	USD	914,192	—	(15,858)
Lean Hogs	11	04/2021	USD	383,460	14,611	—
Live Cattle	8	04/2021	USD	384,000	—	(12,856)
Mexican Peso	79	03/2021	USD	1,883,360	—	(98,484)
Mini MSCI EAFE Index	17	03/2021	USD	1,839,400	48,593	—
Mini MSCI EAFE Index	5	03/2021	USD	541,000	14,989	—
Mini MSCI Emerging Markets Index	27	03/2021	USD	1,806,435	78,125	—
MSCI Singapore Index	11	03/2021	SGD	372,515	5,401	—
MSCI Singapore Index	4	03/2021	SGD	135,460	1,072	—
NASDAQ 100 Index E-mini	6	03/2021	USD	1,549,320	47,000	—
New Zealand Dollar	61	03/2021	USD	4,412,740	92,691	—
Nickel	5	06/2021	USD	557,400	7,243	—
Nickel	5	06/2021	USD	557,400	—	(35,077)
Nikkei 225 Index	4	03/2021	JPY	117,000,000	112,022	—
NY Harbor ULSD Heat Oil	17	03/2021	USD	1,315,973	96,856	—
OMXS30 Index	3	03/2021	SEK	601,500	—	(800)
OMXS30 Index	27	03/2021	SEK	5,413,500	—	(9,315)
Platinum	3	04/2021	USD	177,795	18,867	—
Primary Aluminum	5	03/2021	USD	266,469	16,807	—
Primary Aluminum	26	06/2021	USD	1,403,513	65,624	—
Primary Aluminum	10	06/2021	USD	539,813	—	(5,965)
RBOB Gasoline	5	03/2021	USD	409,605	31,372	—
RBOB Gasoline	12	04/2021	USD	978,617	—	(7,481)
Russell 2000 Index E-mini	13	03/2021	USD	1,429,480	149,840	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	39

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	1	03/2021	USD	109,960	2,808	—
S&P 500 Index E-mini	10	03/2021	USD	1,904,600	41,573	—
S&P 500 Index E-mini	1	03/2021	USD	190,460	—	(4,492)
S&P Mid 400 Index E-mini	5	03/2021	USD	1,247,350	98,007	—
S&P Mid 400 Index E-mini	1	03/2021	USD	249,470	17,878	—
S&P/TSX 60 Index	10	03/2021	CAD	2,143,600	48,492	—
S&P/TSX 60 Index	3	03/2021	CAD	643,080	15,009	—
Short Term Euro-BTP	13	03/2021	EUR	1,468,220	—	(2,302)
Silver	5	05/2021	USD	661,000	—	(24,176)
South African Rand	52	03/2021	USD	1,714,050	9,955	—
Soybean	3	05/2021	USD	210,638	2,606	—
Soybean	18	07/2021	USD	1,252,350	36,955	—
Soybean Meal	2	05/2021	USD	84,280	—	(915)
Soybean Meal	23	07/2021	USD	963,010	—	(11,404)
Soybean Oil	24	07/2021	USD	702,720	80,324	—
SPI 200 Index	6	03/2021	AUD	994,350	7,871	—
SPI 200 Index	4	03/2021	AUD	662,900	—	(5,712)
Sugar #11	66	04/2021	USD	1,215,984	74,985	—
Swiss Franc	20	03/2021	USD	2,751,000	—	(71,305)
TOPIX Index	5	03/2021	JPY	93,775,000	57,061	—
TOPIX Index	3	03/2021	JPY	56,265,000	30,047	—
U.S. Treasury 2-Year Note	111	06/2021	USD	24,504,984	—	(17,358)
U.S. Treasury 5-Year Note	61	06/2021	USD	7,562,094	—	(60,155)
Wheat	12	05/2021	USD	380,250	—	(382)
Wheat	16	07/2021	USD	520,000	—	(6,076)
WTI Crude	48	03/2021	USD	2,952,000	209,172	—
Zinc	6	06/2021	USD	419,325	13,119	—
Zinc	4	06/2021	USD	279,550	—	(7,722)
Total					3,033,796	(904,670)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Swiss Franc	(6)	06/2021	CHF	(1,510,500)	965	—
3-Month Euro Swiss Franc	(6)	09/2021	CHF	(1,510,200)	770	—
3-Month Euro Swiss Franc	(4)	12/2021	CHF	(1,006,800)	467	—
Australian 10-Year Bond	(53)	03/2021	AUD	(7,264,758)	329,524	—
Australian 10-Year Bond	(28)	03/2021	AUD	(3,837,985)	122,886	—
Australian 3-Year Bond	(11)	03/2021	AUD	(1,284,773)	1,338	—
Canadian Government 10-Year Bond	(36)	06/2021	CAD	(5,032,080)	70,665	—
Copper	(1)	06/2021	USD	(226,850)	10,585	—
Euro Buxl	(11)	03/2021	EUR	(2,308,020)	58,502	—
Euro Buxl	(3)	03/2021	EUR	(629,460)	—	(1,045)
Euro FX	(11)	03/2021	USD	(1,661,206)	9,795	—
Euro-Bobl	(18)	03/2021	EUR	(2,415,780)	7,827	—
Euro-Bobl	(5)	03/2021	EUR	(671,050)	1,478	—
Euro-Bobl	(12)	06/2021	EUR	(1,615,080)	2,459	—
Euro-Bund	(17)	03/2021	EUR	(2,947,800)	22,539	—
Euro-Bund	(3)	03/2021	EUR	(520,200)	4,513	—
Euro-Bund	(4)	03/2021	EUR	(693,600)	1,940	—
Euro-Schatz	(123)	03/2021	EUR	(13,796,910)	10,777	—
IBEX 35 Index	(1)	03/2021	EUR	(81,964)	—	(918)
Japanese Yen	(65)	03/2021	USD	(7,620,031)	158,647	—
Long Gilt	(33)	06/2021	GBP	(4,216,410)	43,605	—
Long Gilt	(6)	06/2021	GBP	(766,620)	8,602	—
Natural Gas	(1)	03/2021	USD	(27,710)	1,123	—
Natural Gas	(2)	04/2021	USD	(56,180)	—	(6)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
40	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(68)	06/2021	USD	(10,826,875)	109,190	—
U.S. Long Bond	(31)	06/2021	USD	(4,935,781)	49,235	—
U.S. Treasury 10-Year Note	(24)	06/2021	USD	(3,185,250)	25,490	—
U.S. Treasury 10-Year Note	(9)	06/2021	USD	(1,194,469)	13,700	—
U.S. Treasury 5-Year Note	(15)	06/2021	USD	(1,859,531)	11,339	—
U.S. Ultra Bond 10-Year Note	(57)	06/2021	USD	(8,398,594)	76,732	—
U.S. Ultra Bond 10-Year Note	(17)	06/2021	USD	(2,504,844)	33,177	—
U.S. Ultra Treasury Bond	(38)	06/2021	USD	(7,184,375)	49,442	—
U.S. Ultra Treasury Bond	(26)	06/2021	USD	(4,915,625)	39,312	—
Total					1,276,624	(1,969)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Acacia Communications Inc	Goldman Sachs	USD	2,069,820	180	115.00	03/19/2021	10,166	450
Marvell Technology Group Ltd.	Goldman Sachs	USD	395,896	82	60.00	03/19/2021	19,985	3,116
Total							30,151	3,566

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Churchill Capital Corp IV	Goldman Sachs	USD	166,050	54	17.50	07/16/2021	14,817	13,635
Coherent, Inc.	Goldman Sachs	USD	241,940	10	215.00	03/19/2021	6,520	525
Defiance NextGen SPAC Derived ETF	Goldman Sachs	USD	210,280	70	20.00	08/20/2021	8,893	6,300
Star Peak Energy Transition Corp.	Goldman Sachs	USD	225,588	66	17.50	07/16/2021	16,132	12,705
Switchback Energy Acquisition Corp.	Goldman Sachs	USD	154,150	50	17.50	08/20/2021	18,100	13,825
Total							64,462	46,990

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	108,931	24,120	(68)	—	—	24,052	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	98,520	21,814	(61)	—	—	21,753	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	81,099	17,957	(51)	—	—	17,906	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	44,450	9,842	(28)	—	—	9,814	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	117,395	9,248	(53)	—	—	9,195	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	31,900	7,063	(20)	—	—	7,043	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	24,534	5,432	(15)	—	—	5,417	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	15,087	3,340	(9)	—	—	3,331	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	41

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	12,390	2,743	(7)	—	—	2,736	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	37,526	2,397	(10)	—	—	2,387	—
Total return on KAZ Minerals PLC	1-Month GBP LIBOR plus 0.600%	Monthly	Goldman Sachs	10/28/2021	GBP	20,479	1,167	(6)	—	—	1,161	—
Total return on G4S PLC	1-Month GBP LIBOR plus 0.005%	Monthly	Goldman Sachs	12/09/2021	GBP	48,644	333	—	—	—	333	—
Total return on G4S PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	1,888	(167)	(1)	—	—	—	(168)
Total return on G4S PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	11,067	(979)	(1)	—	—	—	(980)
Total return on G4S PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	16,370	(1,539)	(5)	—	—	—	(1,544)
Total return on G4S PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	22,758	(2,134)	(9)	—	—	—	(2,143)
Total return on G4S PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	29,203	(2,744)	(10)	—	—	—	(2,754)
Total return on G4S PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	37,285	(3,454)	(11)	—	—	—	(3,465)
Total return on GFS PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	39,881	(3,528)	(21)	—	—	—	(3,549)
Total return on G4S PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	46,116	(4,079)	(24)	—	—	—	(4,103)
Total return on G4S PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	51,947	(4,595)	(27)	—	—	—	(4,622)
Total return on GFS PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	52,761	(4,667)	(28)	—	—	—	(4,695)
Total return on G4S PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	47,737	(6,107)	(11)	—	—	—	(6,118)
Total return on G4S PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	81,843	(7,239)	(43)	—	—	—	(7,282)
Total return on GFS PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Goldman Sachs	12/09/2021	GBP	284,261	(25,144)	(149)	—	—	—	(25,293)
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	307,109	5,158	—	—	—	5,158	—
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	87,490	1,129	—	—	—	1,129	—
Total							45,367	(668)	—	—	111,415	(66,716)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
42	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond Jun 21	Barclays	06/2021	CAD	139,780	—	—	—	(2,792)
Euro-Bobl Mar 21	Barclays	03/2021	EUR	(7,515,760)	—	—	45,511	—
Euro-Bund Mar 21	Barclays	03/2021	EUR	(2,427,600)	—	—	42,922	—
Euro-Buxl 30-Year Mar 21	Barclays	03/2021	EUR	(629,460)	—	—	27,194	—
Euro-Schatz Jun 21	Barclays	06/2021	EUR	336,105	—	—	—	(33)
Euro-Schatz Mar 21	Barclays	03/2021	EUR	(14,021,250)	—	—	11,323	—
Japanese 10-Year Government Bond Mar 21	Barclays	03/2021	JPY	(1,355,580,000)	—	—	83,108	—
Long Gilt Jun 21	Barclays	06/2021	GBP	(383,310)	—	—	4,500	—
Corn May 21	Citi	05/2021	USD	574,875	—	—	918	—
Cotton May 21	Citi	05/2021	USD	355,320	—	—	24,067	—
Soybean May 21	Citi	05/2021	USD	70,213	—	—	1,946	—
Soybean Meal May 21	Citi	05/2021	USD	547,820	—	—	—	(11,843)
Soybean Oil May 21	Citi	05/2021	USD	119,856	—	—	11,552	—
Wheat May 21	Citi	05/2021	USD	627,238	—	—	6,484	—
Hang Seng Index Mar 21	JPMorgan	03/2021	HKD	14,479,500	—	—	—	(86,030)
H-Shares Index Mar 21	JPMorgan	03/2021	HKD	13,527,600	—	—	—	(64,858)
Swiss Market Index Mar 21	JPMorgan	03/2021	CHF	417,560	—	—	—	(10,038)
Total					—	—	259,525	(175,594)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month GBP LIBOR	London Interbank Offered Rate	0.047%
1-Month EURIBOR	Euro Interbank Offered Rate	(0.547%)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $86,781,456, which represents 17.26% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2021.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $9,323,469, which represents 1.85% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2021.
(l)	Zero coupon bond.
(m)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2021, the total value of these securities amounted to $395,898, which represents 0.08% of total net assets.
(n)	Represents a security purchased on a when-issued basis.
(o)	Principal and interest may not be guaranteed by a governmental entity.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	43

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(p)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At February 28, 2021, the total market value of these securities amounted to $44,164, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Stemline Therapeutics, Inc.	06/09/2020	125,075	—	44,164

(q)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(r)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	135,530,150	224,567,385	(217,280,529)	(5,688)	142,811,318	(7,825)	76,782	142,825,600
Abbreviation Legend
ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
44	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Currency Legend  (continued)
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the consolidated financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	19,086,069	—	19,086,069
Commercial Mortgage-Backed Securities - Agency	—	5,394,914	—	5,394,914
Commercial Mortgage-Backed Securities - Non-Agency	—	8,398,662	—	8,398,662
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	45

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks
Communication Services	1,896,586	—	6,622,739	8,519,325
Consumer Discretionary	4,526,860	1,016,000	—	5,542,860
Financials	12,024,230	—	—	12,024,230
Health Care	20,076,796	—	—	20,076,796
Industrials	14,749,671	958,907	936,686	16,645,264
Information Technology	39,626,931	796,918	1,719,880	42,143,729
Materials	657,191	1,810,918	—	2,468,109
Real Estate	834,282	1,011,765	—	1,846,047
Total Common Stocks	94,392,547	5,594,508	9,279,305	109,266,360
Convertible Bonds	—	5,334,026	—	5,334,026
Convertible Preferred Stocks
Communication Services	—	103,686	—	103,686
Health Care	—	275,109	—	275,109
Industrials	—	494,790	—	494,790
Information Technology	—	430,866	—	430,866
Utilities	—	2,873,777	—	2,873,777
Total Convertible Preferred Stocks	—	4,178,228	—	4,178,228
Corporate Bonds & Notes	—	95,275,942	—	95,275,942
Foreign Government Obligations	—	28,743,177	—	28,743,177
Inflation-Indexed Bonds	—	519,973	—	519,973
Limited Partnerships
Energy	724,281	—	—	724,281
Total Limited Partnerships	724,281	—	—	724,281
Municipal Bonds	—	1,874,440	—	1,874,440
Preferred Debt	310,531	—	—	310,531
Preferred Stocks
Financials	818,961	—	—	818,961
Total Preferred Stocks	818,961	—	—	818,961
Residential Mortgage-Backed Securities - Agency	—	21,241,955	—	21,241,955
Residential Mortgage-Backed Securities - Non-Agency	—	37,954,829	—	37,954,829
Rights
Health Care	—	—	44,164	44,164
Total Rights	—	—	44,164	44,164
Treasury Bills	20,257,452	2,861,460	—	23,118,912
U.S. Treasury Obligations	5,495,098	—	—	5,495,098
Options Purchased Calls	3,566	—	—	3,566
Options Purchased Puts	46,990	—	—	46,990
Money Market Funds	142,811,318	—	—	142,811,318
Total Investments in Securities	264,860,744	236,458,183	9,323,469	510,642,396
Investments in Securities Sold Short
Common Stocks
Communication Services	(170,357)	—	—	(170,357)
Consumer Discretionary	(87,967)	(4,011,501)	—	(4,099,468)
Financials	(13,499,771)	—	—	(13,499,771)
Health Care	(5,505,462)	—	—	(5,505,462)
Industrials	(2,288,803)	—	—	(2,288,803)
Information Technology	(13,694,083)	—	—	(13,694,083)
Total Common Stocks	(35,246,443)	(4,011,501)	—	(39,257,944)
Exchange-Traded Equity Funds	(572,670)	—	—	(572,670)
Limited Partnerships	(718,213)	—	—	(718,213)
Total Investments in Securities Sold Short	(36,537,326)	(4,011,501)	—	(40,548,827)
Total Investments in Securities, Net of Securities Sold Short	228,323,418	232,446,682	9,323,469	470,093,569
Investments in Derivatives
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
46	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	2,960,954	—	2,960,954
Futures Contracts	4,310,420	—	—	4,310,420
Swap Contracts	—	370,940	—	370,940
Liability
Forward Foreign Currency Exchange Contracts	—	(3,326,850)	—	(3,326,850)
Futures Contracts	(906,639)	—	—	(906,639)
Swap Contracts	—	(242,310)	—	(242,310)
Total	231,727,199	232,209,416	9,323,469	473,260,084
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2020 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2021 ($)
Common Stocks	9,462,063	—	351,511	406,730	7,008,473	(7,949,472)	—	—	9,279,305
Rights	42,163	—	—	2,001	—	—	—	—	44,164
Total	9,504,226	—	351,511	408,731	7,008,473	(7,949,472)	—	—	9,323,469
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2021 was $552,952, which is comprised of Common Stocks of $550,951 and Rights of $2,001.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and rights classified as Level 3 are valued using the income approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discounted cash flow models and the estimated cash distribution of the securities. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	47

Consolidated Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $362,493,131)	$367,780,522
Affiliated issuers (cost $142,816,682)	142,811,318
Options purchased (cost $94,613)	50,556
Cash	1,027,597
Foreign currency (cost $3,071,144)	3,069,956
Cash collateral held at broker for:
Forward foreign currency exchange contracts	610,000
Swap contracts	180,000
Other(a)	42,567,944
Margin deposits on:
Futures contracts	8,580,076
Unrealized appreciation on forward foreign currency exchange contracts	2,960,954
Unrealized appreciation on swap contracts	370,940
Receivable for:
Investments sold	2,241,911
Investments sold on a delayed delivery basis	17,958,987
Capital shares sold	342,385
Dividends	122,931
Interest	1,500,643
Foreign tax reclaims	24,040
Variation margin for futures contracts	297,319
Prepaid expenses	10,466
Trustees’ deferred compensation plan	89,461
Other assets	12,388
Total assets	592,610,394
Liabilities
Securities sold short, at value (proceeds $39,553,688)	40,548,827
Unrealized depreciation on forward foreign currency exchange contracts	3,326,850
Unrealized depreciation on swap contracts	242,310
Cash collateral due to broker for:
Foreign forward currency exchange contracts	120,000
Swap contracts	50,000
Other(b)	240,000
Payable for:
Investments purchased	3,407,516
Investments purchased on a delayed delivery basis	38,613,062
Capital shares purchased	702,687
Dividends and interest on securities sold short	108,347
Variation margin for futures contracts	2,390,737
Management services fees	15,217
Transfer agent fees	39,865
Compensation of board members	2,590
Compensation of chief compliance officer	26
Other expenses	60,730
Trustees’ deferred compensation plan	89,461
Total liabilities	89,958,225
Net assets applicable to outstanding capital stock	$502,652,169
Represented by
Paid in capital	561,080,111
Total distributable earnings (loss)	(58,427,942)
Total - representing net assets applicable to outstanding capital stock	$502,652,169
Institutional Class
Net assets	$502,652,169
Shares outstanding	52,232,164
Net asset value per share	$9.62

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
48	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Statement of Assets and Liabilities  (continued)
February 28, 2021 (Unaudited)
(a)	Includes collateral related to options purchased, forward foreign currency exchange contracts, swap contracts and securities sold short.
(b)	Includes collateral related to forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	49

Consolidated Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$937,252
Dividends — affiliated issuers	76,782
Interest	3,039,645
Foreign taxes withheld	(24,999)
Total income	4,028,680
Expenses:
Management services fees	2,590,980
Transfer agent fees
Institutional Class	245,284
Compensation of board members	11,725
Custodian fees	53,210
Printing and postage fees	23,295
Registration fees	19,778
Audit fees	24,448
Legal fees	5,353
Dividends and interest on securities sold short	238,261
Compensation of chief compliance officer	74
Other	31,148
Total expenses	3,243,556
Net investment income	785,124
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,226,860
Investments — affiliated issuers	(7,825)
Foreign currency translations	23,473
Forward foreign currency exchange contracts	(1,593,407)
Futures contracts	8,077,869
Options purchased	193,284
Securities sold short	(4,575,592)
Swap contracts	1,508,346
Net realized gain	14,853,008
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(187,583)
Investments — affiliated issuers	(5,688)
Foreign currency translations	(94,101)
Forward foreign currency exchange contracts	1,022,312
Futures contracts	(26,179)
Options purchased	(48,335)
Securities sold short	345,201
Swap contracts	160,429
Foreign capital gains tax	1,175
Net change in unrealized appreciation (depreciation)	1,167,231
Net realized and unrealized gain	16,020,239
Net increase in net assets resulting from operations	$16,805,363
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
50	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Consolidated Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income	$785,124	$4,296,182
Net realized gain	14,853,008	5,453,536
Net change in unrealized appreciation (depreciation)	1,167,231	(2,317,298)
Net increase in net assets resulting from operations	16,805,363	7,432,420
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(19,137)
Institutional Class	(4,299,584)	(10,253,520)
Total distributions to shareholders	(4,299,584)	(10,272,657)
Increase (decrease) in net assets from capital stock activity	9,779,387	(20,575,319)
Total increase (decrease) in net assets	22,285,166	(23,415,556)
Net assets at beginning of period	480,367,003	503,782,559
Net assets at end of period	$502,652,169	$480,367,003

	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Distributions reinvested	—	—	2,110	19,095
Redemptions	—	—	(115,393)	(1,053,246)
Net decrease	—	—	(113,283)	(1,034,151)
Institutional Class
Subscriptions	5,397,471	51,384,573	13,981,984	128,804,643
Distributions reinvested	454,502	4,299,584	1,130,487	10,253,520
Redemptions	(4,854,175)	(45,904,770)	(17,611,432)	(158,599,331)
Net increase (decrease)	997,798	9,779,387	(2,498,961)	(19,541,168)
Total net increase (decrease)	997,798	9,779,387	(2,612,244)	(20,575,319)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	51

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31,
		2020	2019	2018	2017 (a)
Per share data
Net asset value, beginning of period	$9.38	$9.36	$9.08	$9.03	$9.10
Income (loss) from investment operations:
Net investment income	0.02	0.08	0.22	0.11	0.02
Net realized and unrealized gain (loss)	0.30	0.13	0.19	(0.06)	(0.09)
Total from investment operations	0.32	0.21	0.41	0.05	(0.07)
Distributions to shareholders
Distributions from net investment income	(0.08)	(0.19)	(0.13)	—	—
Total distributions to shareholders	(0.08)	(0.19)	(0.13)	—	—
Net asset value, end of period	$9.62	$9.38	$9.36	$9.08	$9.03
Total return	3.48%	2.34%	4.62%	0.55%	(0.77%)
Ratios to average net assets
Total gross expenses(b)	1.37%(c),(d)	1.39%(d)	1.27%	1.34%(d)	1.45%(c),(d)
Total net expenses(b),(e)	1.37%(c),(d)	1.39%(d)	1.27%	1.34%(d)	1.45%(c),(d)
Net investment income	0.34%(c)	0.91%	2.43%	1.18%	0.34%(c)
Supplemental data
Net assets, end of period (in thousands)	$502,652	$480,367	$502,726	$570,839	$578,239
Portfolio turnover	109%	188%	226%	256%	444%

Notes to Consolidated Financial Highlights
(a)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	2/28/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017
Institutional Class	0.10%	0.10%	—%	0.07%	0.15%

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
52	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

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Notes to Consolidated Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At February 28, 2021, each Subsidiary’s financial statement information is as follows:
	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	2.01%	2.48%
Net assets	$10,083,091	$12,479,426
Net investment income (loss)	(39,735)	(61,414)
Net realized gain (loss)	2,561,492	1,938,524
Net change in unrealized appreciation (depreciation)	936,925	(149,183)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates, and to group retirement plan record keeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan record keeper to offer and/or service Institutional 3 Class shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment mananger or consultant to the record keeper’s group retirement platform. The fund does not currently offer Institutional 3 Class Shares. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
54	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	55

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
56	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	57

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, government bonds, commodity markets and currency markets, to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions and to gain commodity and currency exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains, to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
58	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	59

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2021:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	887,714*
Equity risk	Investments, at value — Options Purchased	50,556
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	108,084*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,960,954
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	662,658*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,096,474*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	214,558*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,663,574*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	48,298*
Total		7,692,870

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	254,391*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	227,642*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,326,850
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	250,720*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	216,447*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,825*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	185,081*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	11,843*
Total		4,475,799

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
60	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended February 28, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	3,081,713	—	1,421,658	4,503,371
Equity risk	—	1,850,518	193,284	392,368	2,436,170
Foreign exchange risk	(1,593,407)	663,745	—	—	(929,662)
Interest rate risk	—	2,481,893	—	(305,680)	2,176,213
Total	(1,593,407)	8,077,869	193,284	1,508,346	8,186,092

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	758,907	—	31,510	790,417
Equity risk	—	(262,983)	(48,335)	(103,635)	(414,953)
Foreign exchange risk	1,022,312	(1,314,281)	—	—	(291,969)
Interest rate risk	—	792,178	—	232,554	1,024,732
Total	1,022,312	(26,179)	(48,335)	160,429	1,108,227
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	385,711,153
Futures contracts — short	77,414,045

Derivative instrument	Average value ($)*
Options contracts — purchased	61,979

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	3,754,862	(4,100,334)
Total return swap contracts	288,673	(183,494)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2021.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	61

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Consolidated Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. POs are
62	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. In addition, the collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Consolidated Statement of Operations. A short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	63

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2021:
	ANZ Securities ($)	Barclays ($)(a)	Barclays ($)(a)	CIBC ($)	Citi ($)(a)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)
Assets
Forward foreign currency exchange contracts	19,062	7,342	-	9,919	1,266,072	16,577	-	-	134,043	70,772	34,580
Options purchased calls	-	-	-	-	-	-	-	3,566	-	-	-
Options purchased puts	-	-	-	-	-	-	-	46,990	-	-	-
OTC total return swap contracts (b)	-	-	-	-	-	-	-	-	111,415	-	-
OTC total return swap contracts on futures (b)	-	-	214,558	-	-	-	44,967	-	-	-	-
Total assets	19,062	7,342	214,558	9,919	1,266,072	16,577	44,967	50,556	245,458	70,772	34,580
Liabilities
Forward foreign currency exchange contracts	136	2,493	-	3,039	1,456,313	30,235	-	-	235,839	-	17,048
OTC total return swap contracts (b)	-	-	-	-	-	-	-	-	66,716	-	-
OTC total return swap contracts on futures (b)	-	-	2,825	-	-	-	11,843	-	-	-	-
Securities borrowed	-	-	-	-	-	-	-	40,548,827	-	-	-
Total liabilities	136	2,493	2,825	3,039	1,456,313	30,235	11,843	40,548,827	302,555	-	17,048
Total financial and derivative net assets	18,926	4,849	211,733	6,880	(190,241)	(13,658)	33,124	(40,498,271)	(57,097)	70,772	17,532
Total collateral received (pledged) (c)	-	-	211,733	-	(190,241)	-	-	(40,498,271)	-	-	-
Net amount (d)	18,926	4,849	-	6,880	-	(13,658)	33,124	-	(57,097)	70,772	17,532

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
64	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Offsetting of assets and liabilities (continued)
	HSBC ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)	National Australia Bank ($)	RBC Capital Markets ($)	Standard Chartered ($)	State Street ($)	TD Securities ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	30,835	1,265,863	13,018	22,836	-	7,308	17,229	35,589	116	9,793	2,960,954
Options purchased calls	-	-	-	-	-	-	-	-	-	-	3,566
Options purchased puts	-	-	-	-	-	-	-	-	-	-	46,990
OTC total return swap contracts (b)	-	-	-	-	-	-	-	-	-	-	111,415
OTC total return swap contracts on futures (b)	-	-	-	-	-	-	-	-	-	-	259,525
Total assets	30,835	1,265,863	13,018	22,836	-	7,308	17,229	35,589	116	9,793	3,382,450
Liabilities
Forward foreign currency exchange contracts	16,970	1,456,340	2,030	52,534	206	21,879	4,108	13,472	-	14,208	3,326,850
OTC total return swap contracts (b)	-	-	-	-	-	-	-	-	-	-	66,716
OTC total return swap contracts on futures (b)	-	160,926	-	-	-	-	-	-	-	-	175,594
Securities borrowed	-	-	-	-	-	-	-	-	-	-	40,548,827
Total liabilities	16,970	1,617,266	2,030	52,534	206	21,879	4,108	13,472	-	14,208	44,117,987
Total financial and derivative net assets	13,865	(351,403)	10,988	(29,698)	(206)	(14,571)	13,121	22,117	116	(4,415)	(40,735,537)
Total collateral received (pledged) (c)	-	(351,403)	-	-	-	-	-	-	-	-	(40,828,182)
Net amount (d)	13,865	-	10,988	(29,698)	(206)	(14,571)	13,121	22,117	116	(4,415)	92,645
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	65

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
66	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2020-04 Reference Rate Reform
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04 Reference Rate Reform – Facilitation of the Effects of Reference Rate Reform on Financial Statements. This standard provides exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The standard is elective and effective on March 12, 2020 through December 31, 2022. The Fund expects that the adoption of the guidance will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 1.10% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AlphaSimplex Group, LLC, AQR Capital Management, LLC, Manulife Investment Management (US) LLC, TCW Investment Management Company LLC and Water Island Capital, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	67

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.10
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
68	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through December 31, 2021
Institutional Class	1.43%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
465,851,000	19,713,000	(12,304,000)	7,409,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(7,853,328)	(29,521,251)	(37,374,579)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	69

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $430,723,341 and $391,627,925, respectively, for the six months ended February 28, 2021, of which $112,494,860 and $103,465,542, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
70	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	71

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to
72	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

Notes to Consolidated Financial Statements  (continued)
February 28, 2021 (Unaudited)
the investment risks of the money market fund in direct proportion of such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At February 28, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short selling risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2021	73

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
74	Multi-Manager Alternative Strategies Fund | Semiannual Report 2021

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Multi-Manager Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR100_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Columbia Balanced Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Balanced Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Balanced Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks high total return by investing in common stocks and debt securities.
Portfolio management
Guy Pope, CFA
Lead Portfolio Manager
Managed Fund since 1997
Jason Callan
Portfolio Manager
Managed Fund since 2018
Gregory Liechty
Portfolio Manager
Managed Fund since 2011
Ronald Stahl, CFA
Portfolio Manager
Managed Fund since 2005
Average annual total returns (%) (for the period ended February 28, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	8.01	23.43	11.39	9.59
	Including sales charges		1.81	16.32	10.07	8.95
Advisor Class*		11/08/12	8.16	23.76	11.66	9.87
Class C	Excluding sales charges	10/13/03	7.62	22.52	10.55	8.78
	Including sales charges		6.62	21.52	10.55	8.78
Institutional Class		10/01/91	8.14	23.74	11.66	9.86
Institutional 2 Class*		03/07/11	8.16	23.78	11.72	9.95
Institutional 3 Class*		11/08/12	8.21	23.87	11.78	9.98
Class R		09/27/10	7.88	23.14	11.11	9.33
Blended Benchmark			5.25	19.10	11.65	9.65
S&P 500 Index			9.74	31.29	16.82	13.43
Bloomberg Barclays U.S. Aggregate Bond Index			-1.55	1.38	3.55	3.58
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom composite consisting of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Balanced Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2021)
Asset-Backed Securities — Non-Agency	6.3
Commercial Mortgage-Backed Securities - Non-Agency	4.7
Common Stocks	59.9
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	6.3
Exchange-Traded Equity Funds	0.9
Foreign Government Obligations	0.0(a)
Money Market Funds	4.5
Residential Mortgage-Backed Securities - Agency	6.3
Residential Mortgage-Backed Securities - Non-Agency	10.8
Senior Loans	0.0(a)
U.S. Treasury Obligations	0.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Balanced Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,080.10	1,019.96	4.74	4.61	0.93
Advisor Class	1,000.00	1,000.00	1,081.60	1,021.19	3.47	3.37	0.68
Class C	1,000.00	1,000.00	1,076.20	1,016.28	8.55	8.31	1.68
Institutional Class	1,000.00	1,000.00	1,081.40	1,021.19	3.47	3.37	0.68
Institutional 2 Class	1,000.00	1,000.00	1,081.60	1,021.33	3.32	3.22	0.65
Institutional 3 Class	1,000.00	1,000.00	1,082.10	1,021.63	3.01	2.92	0.59
Class R	1,000.00	1,000.00	1,078.80	1,018.73	6.01	5.84	1.18
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Balanced Fund | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,025,000	18,543,394
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	8,225,000	8,208,077
Apidos CLO XI(a),(b)
Series 2012-11A Class BRR
3-month USD LIBOR + 1.700% Floor 1.750% 10/17/2030	1.923%	12,575,000	12,578,735
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	1.374%	5,925,000	5,903,279
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.691%	3,450,000	3,448,078
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	3,208,421	3,219,468
Series 2019-B Class A
10/15/2026	2.720%	502,273	503,277
Series 2019-B Class B
10/15/2026	3.150%	8,675,000	8,771,020
Series 2020-REV1 Class A
05/15/2029	2.170%	20,650,000	20,676,486
Series 2020-REV1 Class B
05/15/2029	2.680%	3,350,000	3,227,081
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	10,000,000	10,885,720
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.941%	22,000,000	22,006,908
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.364%	12,000,000	12,008,616
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.624%	2,000,000	2,000,286
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.674%	21,575,000	21,582,206
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,635,717
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	5,950,000	6,131,108
Conn’s Receivables Funding LLC(a)
Series 2019-B Class A
06/17/2024	2.660%	55,035	55,056
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	7,349,148	7,424,454
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	6,350,000	6,443,176
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	1,175,000	1,172,483
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	1,875,000	1,964,758
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	1.261%	8,450,000	8,450,203
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	1.211%	13,175,000	13,156,291
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.791%	6,025,000	6,026,572
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	10,025,000	10,388,660
Series 2020-2A Class D
03/16/2026	4.730%	850,000	926,875
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	8,900,000	9,171,588
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	6,230,912
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	8,925,000	9,211,309
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	6,500,000	6,706,459
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	2,200,000	2,283,354
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	3,775,000	3,840,147
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	7,100,000	7,061,922
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	3,351,191	3,472,492
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	5,075,000	5,031,582
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	600,000	598,597
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	6,125,000	6,333,300
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	9,550,000	9,859,662
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	2,191,933	2,314,081
Series 2019-AA Class A
07/25/2033	2.340%	5,220,673	5,363,385
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.674%	25,675,000	25,684,320
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	3.000%	3,025,000	3,026,192
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	2.041%	16,325,000	16,390,855
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	1.341%	13,830,000	13,833,457
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2019-1A Class A
04/16/2029	3.440%	688,134	692,487
Series 2019-3A Class B
09/17/2029	3.070%	10,780,000	10,968,486
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	4,550,000	4,651,720
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	540,741	543,954
Series 2016-1A Class A
12/20/2033	2.250%	959,337	975,550
Series 2017-1A Class A
12/20/2034	2.420%	5,005,751	5,122,485
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	11,225,000	11,225,852
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	2.074%	22,575,000	22,587,823
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	2,213,048	2,239,561
Series 2020-1A Class A
02/20/2025	1.710%	19,806,132	19,998,367
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 10/22/2032	1.552%	8,625,000	8,653,928
OHA Credit Funding Ltd.(a),(b),(c)
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	1.475%	4,025,000	4,026,228
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	3,426,056	3,441,570
Series 2019-3A Class B
07/15/2025	3.590%	6,100,000	6,124,557
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	1.891%	5,030,000	5,030,508
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	1.791%	3,000,000	3,000,144

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,265,977
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	1,040,945
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	5,825,000	6,027,151
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	18,975,000	19,294,934
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	8,025,000	8,417,954
Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,798,358
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	736,232	748,197
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	989,133	984,708
Series 2018-2A Class A
06/20/2035	3.500%	1,768,522	1,838,853
Series 2018-3A Class A
09/20/2035	3.690%	1,237,662	1,244,668
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	5,050,000	5,129,420
United Auto Credit Securitization Trust(a)
Series 2020-1 Class D
02/10/2025	2.880%	6,775,000	6,910,350
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	3,263,000	3,286,349
Upstart Pass-Through Trust(a),(d),(e)
Series 2021-ST2 Class A
04/20/2027	2.500%	2,150,000	2,150,000
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	3,989,887	4,027,155
Series 2020-2 Class A
11/20/2030	2.309%	7,084,033	7,085,664
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	1.994%	4,000,000	4,001,564
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	2,828,754	2,982,317
Total Asset-Backed Securities — Non-Agency (Cost $537,619,209)			544,269,382

Commercial Mortgage-Backed Securities - Non-Agency 5.0%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	7,955,000	8,777,142
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,704,588	2,877,505
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,155,917	3,367,376
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,281,331	3,532,609
Series 2015-SFR2 Class A
10/17/2052	3.732%	2,473,105	2,660,776
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,849,138
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.557%	16,800,000	16,765,562
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.357%	7,370,000	7,315,407
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.607%	3,975,000	3,916,054
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.358%	14,823,000	14,813,773
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.213%	6,667,500	6,669,588
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.363%	6,763,747	6,765,871

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.699%	4,422,000	4,366,970
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.999%	3,895,000	3,759,258
Citigroup Commercial Mortgage Trust(a),(f)
Subordinated Series 2020-420K Class C
11/10/2042	3.312%	2,500,000	2,551,126
Subordinated Series 2020-420K Class D
11/10/2042	3.312%	2,250,000	2,184,814
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.137%	11,925,000	11,388,197
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.407%	7,876,000	7,858,963
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class D
02/10/2037	3.633%	2,925,000	2,823,749
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	3,277,038
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	4,225,000	4,208,396
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	18,394,675
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	4,221,926
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.012%	5,037,361	5,041,703
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	6,787,879	6,727,471
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.813%	11,797,787	11,816,735
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 06/17/2037	1.012%	2,100,853	2,108,035
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.112%	15,894,036	15,958,516
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.212%	20,596,965	20,692,922
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class ASB
08/15/2046	3.761%	2,324,398	2,421,465
JPMorgan Chase Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	3,800,000	3,834,056
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,500,000	1,489,701
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
3-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.357%	3,100,000	3,099,999
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	6,430,000	6,840,736
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	15,286,474
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	11,245,000	12,185,436
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,675,576
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class D
11/10/2036	3.177%	7,392,500	7,175,963
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.312%	6,950,000	7,019,049
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.862%	2,600,000	2,625,836
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	23,859,086	24,264,278

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR2 Class A
08/17/2035	3.712%	4,305,000	4,370,022
Series 2019-SFR3 Class C
09/17/2036	2.721%	4,750,000	4,826,335
Series 2019-SFR3 Class D
09/17/2036	2.871%	7,049,000	7,083,004
Series 2019-SFR4 Class C
10/17/2036	3.036%	17,766,000	18,010,933
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	2,082,066
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	4,214,201
Series 2020-SFR2 Class A
06/17/2037	2.078%	2,575,000	2,643,120
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	6,350,000	6,496,705
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	600,000	622,402
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	775,000	802,741
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	4,180,845
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,677,370
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,836,039
Series 2013-C5 Class A3
03/10/2046	2.920%	360,733	369,497
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	11,069,859
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	7,167,565	7,676,861
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.202%	3,400,000	3,146,107
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	9,126,310	9,411,924
Series 2013-C15 Class A3
08/15/2046	3.881%	5,080,966	5,392,165
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $406,666,137)			407,522,060
Common Stocks 63.2%
Issuer	Shares	Value ($)
Communication Services 8.2%
Entertainment 1.9%
Activision Blizzard, Inc.	820,353	78,433,950
Walt Disney Co. (The)(g)	398,537	75,339,435
Total		153,773,385
Interactive Media & Services 3.6%
Alphabet, Inc., Class A(g)	52,291	105,727,696
Alphabet, Inc., Class C(g)	58,607	119,374,254
Facebook, Inc., Class A(g)	285,131	73,455,448
Total		298,557,398
Media 1.8%
Comcast Corp., Class A	2,855,881	150,562,046
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc.(g)	575,164	69,002,425
Total Communication Services		671,895,254
Consumer Discretionary 7.4%
Hotels, Restaurants & Leisure 0.7%
Darden Restaurants, Inc.	319,146	43,828,320
McDonald’s Corp.	57,614	11,876,550
Total		55,704,870
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.(g)	75,640	233,949,225
eBay, Inc.	1,575,023	88,862,798
Total		322,812,023
Multiline Retail 0.5%
Dollar Tree, Inc.(g)	431,488	42,372,122
Specialty Retail 1.6%
AutoZone, Inc.(g)	22,815	26,463,575
Lowe’s Companies, Inc.	567,868	90,716,913
Ulta Beauty, Inc.(g)	39,570	12,754,598
Total		129,935,086
Textiles, Apparel & Luxury Goods 0.7%
Tapestry, Inc.	1,025,044	43,195,354
Under Armour, Inc., Class A(g)	674,626	14,767,563
Total		57,962,917
Total Consumer Discretionary		608,787,018

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.1%
Beverages 0.3%
Coca-Cola Co. (The)	527,462	25,840,364
Food & Staples Retailing 0.7%
Sysco Corp.	716,413	57,047,967
Food Products 0.2%
Mondelez International, Inc., Class A	293,063	15,579,229
Tobacco 0.9%
Philip Morris International, Inc.	851,749	71,563,951
Total Consumer Staples		170,031,511
Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%
Canadian Natural Resources Ltd.	1,295,142	35,344,425
Chevron Corp.	710,707	71,070,700
EOG Resources, Inc.	686,922	44,347,684
Total		150,762,809
Total Energy		150,762,809
Financials 8.7%
Banks 2.9%
Bank of America Corp.	2,448,526	84,988,337
Citigroup, Inc.	843,891	55,595,539
JPMorgan Chase & Co.	658,322	96,885,249
Total		237,469,125
Capital Markets 2.6%
BlackRock, Inc.	106,945	74,273,303
Morgan Stanley	1,134,206	87,186,415
State Street Corp.	681,565	49,597,485
Total		211,057,203
Consumer Finance 1.2%
American Express Co.	711,417	96,226,264
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B(g)	500,745	120,434,180
Insurance 0.6%
Aon PLC, Class A	205,889	46,882,984
Total Financials		712,069,756
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 6.7%
Biotechnology 0.8%
BioMarin Pharmaceutical, Inc.(g)	363,222	28,124,280
Vertex Pharmaceuticals, Inc.(g)	173,675	36,914,621
Total		65,038,901
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	505,453	60,543,160
Dentsply Sirona, Inc.	687,631	36,492,577
Medtronic PLC	853,078	99,784,534
Stryker Corp.	125,675	30,500,066
Total		227,320,337
Health Care Providers & Services 1.2%
Anthem, Inc.	97,064	29,428,834
Cigna Corp.	180,793	37,948,451
CVS Health Corp.	417,596	28,450,815
Total		95,828,100
Pharmaceuticals 2.0%
Eli Lilly and Co.	288,380	59,086,178
Johnson & Johnson	663,960	105,211,102
Total		164,297,280
Total Health Care		552,484,618
Industrials 5.6%
Aerospace & Defense 1.6%
Raytheon Technologies Corp.	1,898,019	136,638,388
Building Products 0.6%
Carrier Global Corp.	1,317,691	48,135,252
Industrial Conglomerates 0.7%
Honeywell International, Inc.	279,838	56,625,220
Machinery 0.8%
Stanley Black & Decker, Inc.	371,361	64,928,757
Road & Rail 1.9%
Uber Technologies, Inc.(g)	1,288,124	66,660,417
Union Pacific Corp.	438,220	90,255,791
Total		156,916,208
Total Industrials		463,243,825

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 18.4%
Communications Equipment 0.4%
Cisco Systems, Inc.	708,542	31,792,279
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	848,944	110,388,188
IT Services 4.2%
Fidelity National Information Services, Inc.	505,277	69,728,226
Fiserv, Inc.(g)	604,246	69,711,861
MasterCard, Inc., Class A	402,861	142,552,365
PayPal Holdings, Inc.(g)	246,561	64,068,876
Total		346,061,328
Semiconductors & Semiconductor Equipment 2.1%
Lam Research Corp.	106,344	60,317,253
Marvell Technology Group Ltd.	218,306	10,539,814
NVIDIA Corp.	94,650	51,923,097
NXP Semiconductors NV	275,214	50,240,316
Total		173,020,480
Software 6.3%
Adobe, Inc.(g)	102,004	46,888,179
Autodesk, Inc.(g)	156,688	43,245,888
Intuit, Inc.	152,232	59,391,792
Microsoft Corp.	1,339,772	311,336,217
Palo Alto Networks, Inc.(g)	166,561	59,680,472
Total		520,542,548
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	2,346,358	284,519,371
Western Digital Corp.	727,605	49,862,771
Total		334,382,142
Total Information Technology		1,516,186,965
Materials 2.8%
Chemicals 2.5%
Air Products & Chemicals, Inc.	73,684	18,835,104
Corteva, Inc.	1,033,634	46,668,575
International Flavors & Fragrances, Inc.	522,289	70,775,383
Nutrien Ltd.	1,063,771	57,401,083
Sherwin-Williams Co. (The)	17,809	12,116,175
Total		205,796,320
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.3%
Newmont Corp.	377,945	20,552,649
Total Materials		226,348,969
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	208,143	44,985,947
Total Real Estate		44,985,947
Utilities 1.0%
Electric Utilities 0.5%
American Electric Power Co., Inc.	516,988	38,696,552
Independent Power and Renewable Electricity Producers 0.5%
AES Corp. (The)	1,658,185	44,041,393
Total Utilities		82,737,945
Total Common Stocks (Cost $2,967,680,147)		5,199,534,617

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%	290,000	272,695
Total Convertible Bonds (Cost $272,395)			272,695

Corporate Bonds & Notes 6.7%

Aerospace & Defense 0.2%
BAE Systems PLC(a)
04/15/2030	3.400%	4,000,000	4,360,638
Bombardier, Inc.(a)
10/15/2022	6.000%	185,000	181,338
12/01/2024	7.500%	305,000	286,348
04/15/2027	7.875%	159,000	142,814
L3Harris Technologies, Inc.
12/15/2026	3.850%	4,000,000	4,516,344
Lockheed Martin Corp.
06/15/2050	2.800%	1,670,000	1,618,264
Northrop Grumman Systems Corp.
02/15/2031	7.750%	2,319,000	3,417,347
TransDigm, Inc.
05/15/2025	6.500%	789,000	804,914
11/15/2027	5.500%	455,000	467,094

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
12/15/2025	8.000%	389,000	423,454
03/15/2026	6.250%	1,396,000	1,470,535
01/15/2029	4.625%	44,000	43,340
Total			17,732,430
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	409,000	477,941
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	303,484	318,478
Total			796,419
Automotive 0.1%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	25,000	26,104
Clarios Global LP(a)
05/15/2025	6.750%	34,000	36,388
Ford Motor Co.
04/21/2023	8.500%	62,000	69,285
04/22/2025	9.000%	357,000	431,706
04/22/2030	9.625%	19,000	26,945
Ford Motor Credit Co. LLC
01/09/2022	3.219%	179,000	181,164
09/08/2024	3.664%	737,000	759,277
06/16/2025	5.125%	198,000	213,891
11/13/2025	3.375%	596,000	606,005
01/09/2027	4.271%	350,000	370,300
08/17/2027	4.125%	342,000	359,535
02/16/2028	2.900%	200,000	197,054
11/13/2030	4.000%	426,000	435,512
IAA Spinco, Inc.(a)
06/15/2027	5.500%	527,000	550,786
IHO Verwaltungs GmbH(a),(h)
09/15/2026	4.750%	238,000	245,687
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	601,000	610,084
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	127,000	135,228
05/15/2027	8.500%	479,000	517,482
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	154,000	158,621
Tenneco, Inc.(a)
01/15/2029	7.875%	285,000	319,404
Total			6,250,458
Banking 1.0%
Bank of America Corp.(i)
04/23/2040	4.078%	12,001,000	13,858,735
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	7,500,000	8,605,731
Discover Bank
09/13/2028	4.650%	4,200,000	4,905,810
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	7,700,000	8,031,490
JPMorgan Chase & Co.(i)
Subordinated
05/13/2031	2.956%	13,000,000	13,573,206
Morgan Stanley(i)
01/22/2031	2.699%	6,240,000	6,484,317
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	2,200,000	2,309,752
State Street Corp.(c)
Subordinated
03/03/2031	2.200%	9,361,000	9,333,479
Wells Fargo & Co.(i)
04/30/2041	3.068%	11,000,000	11,277,258
Total			78,379,778
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	39,000	43,693
AG Issuer LLC(a)
03/01/2028	6.250%	39,000	41,190
NFP Corp.(a)
05/15/2025	7.000%	204,000	218,873
08/15/2028	6.875%	1,069,000	1,103,267
Total			1,407,023
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	662,000	684,403
01/15/2028	4.000%	290,000	292,994
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	606,000	611,644
11/15/2026	4.500%	295,000	306,921
Core & Main LP(a)
08/15/2025	6.125%	454,000	464,088
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	220,000	228,800
Interface, Inc.(a)
12/01/2028	5.500%	145,000	152,086
James Hardie International Finance DAC(a)
01/15/2028	5.000%	157,000	167,202

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	369,000	392,389
Total			3,300,527
Cable and Satellite 0.3%
Cable One, Inc.(a)
11/15/2030	4.000%	167,000	167,016
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	303,000	313,017
05/01/2027	5.125%	526,000	551,087
05/01/2027	5.875%	588,000	608,976
03/01/2030	4.750%	792,000	825,886
08/15/2030	4.500%	1,035,000	1,071,473
02/01/2031	4.250%	532,000	536,676
Comcast Corp.
08/15/2035	4.400%	2,825,000	3,412,291
CSC Holdings LLC(a)
02/01/2028	5.375%	318,000	336,148
02/01/2029	6.500%	602,000	666,491
01/15/2030	5.750%	413,000	440,827
12/01/2030	4.125%	338,000	339,391
12/01/2030	4.625%	485,000	483,405
02/15/2031	3.375%	445,000	427,048
DISH DBS Corp.
07/01/2026	7.750%	862,000	947,277
07/01/2028	7.375%	333,000	349,036
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	280,000	285,024
09/15/2028	6.500%	226,000	237,311
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	274,000	282,510
07/15/2026	5.375%	54,000	55,944
07/01/2029	5.500%	227,000	245,667
Time Warner Cable LLC
05/01/2037	6.550%	6,000,000	8,013,331
Virgin Media Finance PLC(a)
07/15/2030	5.000%	559,000	567,868
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	252,000	269,603
08/15/2030	4.500%	237,000	241,713
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	658,000	686,350
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	332,000	345,633
Ziggo BV(a)
01/15/2027	5.500%	331,000	344,321
01/15/2030	4.875%	344,000	359,022
Total			23,410,342
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	284,000	275,917
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	553,000	578,080
Element Solutions, Inc.(a)
09/01/2028	3.875%	502,000	501,267
HB Fuller Co.
10/15/2028	4.250%	157,000	160,272
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	231,000	256,772
INEOS Group Holdings SA(a)
08/01/2024	5.625%	215,000	218,128
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	236,000	235,403
Ingevity Corp.(a)
11/01/2028	3.875%	225,000	222,871
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	304,000	331,055
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	167,000	170,439
LYB International Finance BV
03/15/2044	4.875%	2,000,000	2,394,648
PQ Corp.(a)
12/15/2025	5.750%	162,000	166,208
SPCM SA(a)
09/15/2025	4.875%	276,000	284,305
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	913,000	971,032
WR Grace & Co.(a)
06/15/2027	4.875%	412,000	427,009
Total			7,193,406
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	612,000	588,953
Herc Holdings, Inc.(a)
07/15/2027	5.500%	399,000	420,962
United Rentals North America, Inc.
09/15/2026	5.875%	327,000	344,236
01/15/2030	5.250%	198,000	217,713
07/15/2030	4.000%	50,000	51,841
Total			1,623,705

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	347,000	348,166
09/01/2023	7.625%	97,000	100,764
11/01/2024	8.500%	323,000	338,872
Arches Buyer, Inc.(a)
06/01/2028	4.250%	133,000	134,138
ASGN, Inc.(a)
05/15/2028	4.625%	443,000	461,828
Frontdoor, Inc.(a)
08/15/2026	6.750%	419,000	446,444
Match Group, Inc.(a)
02/15/2029	5.625%	191,000	209,087
Staples, Inc.(a)
04/15/2026	7.500%	252,000	252,611
04/15/2027	10.750%	37,000	35,274
Uber Technologies, Inc.(a)
05/15/2025	7.500%	666,000	715,491
01/15/2028	6.250%	220,000	235,171
Total			3,277,846
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	311,000	333,262
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	196,000	195,490
Mattel, Inc.(a)
12/31/2025	6.750%	380,000	399,280
12/15/2027	5.875%	201,000	218,829
Mattel, Inc.
11/01/2041	5.450%	35,000	39,545
Prestige Brands, Inc.(a)
01/15/2028	5.125%	399,000	417,614
Prestige Brands, Inc.(a),(c)
04/01/2031	3.750%	155,000	151,579
Spectrum Brands, Inc.
12/15/2024	6.125%	166,000	169,986
Spectrum Brands, Inc.(a),(c)
03/15/2031	3.875%	144,000	142,449
Valvoline, Inc.(a)
02/15/2030	4.250%	156,000	161,260
Total			2,229,294
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	306,000	316,791
06/30/2028	4.125%	201,000	209,311
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrier Global Corp.
04/05/2040	3.377%	6,000,000	6,242,179
CFX Escrow Corp.(a)
02/15/2024	6.000%	125,000	129,089
02/15/2026	6.375%	408,000	436,236
Gates Global LLC/Co.(a)
01/15/2026	6.250%	640,000	671,639
Honeywell International, Inc.
06/01/2050	2.800%	2,000,000	1,996,066
MTS Systems Corp.(a)
08/15/2027	5.750%	131,000	144,002
Resideo Funding, Inc.(a)
11/01/2026	6.125%	337,000	355,481
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	71,000	76,885
Vertical Holdco GmbH(a)
07/15/2028	7.625%	270,000	291,699
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	77,000	80,278
Welbilt, Inc.
02/15/2024	9.500%	103,000	106,036
WESCO Distribution, Inc.
06/15/2024	5.375%	99,000	101,232
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	331,000	358,332
06/15/2028	7.250%	326,000	362,075
Total			11,877,331
Electric 0.8%
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	2,099,000	2,507,536
Calpine Corp.(a)
02/15/2028	4.500%	356,000	365,731
03/15/2028	5.125%	275,000	277,359
02/01/2029	4.625%	84,000	82,844
Clearway Energy Operating LLC
10/15/2025	5.750%	331,000	346,181
09/15/2026	5.000%	444,000	458,430
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	645,000	688,846
CMS Energy Corp.
03/01/2044	4.875%	1,612,000	1,989,030
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	3,011,588
Dominion Energy, Inc.
10/01/2025	3.900%	3,500,000	3,909,474
DTE Energy Co.
04/15/2033	6.375%	4,000,000	5,485,054

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2046	4.750%	4,500,000	5,292,130
Indiana Michigan Power Co.
03/15/2037	6.050%	3,700,000	5,082,278
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	100,000	106,099
09/15/2027	4.500%	512,000	570,179
NRG Energy, Inc.
01/15/2027	6.625%	418,000	434,668
01/15/2028	5.750%	127,000	134,820
NRG Energy, Inc.(a)
02/15/2029	3.375%	235,000	231,451
06/15/2029	5.250%	601,000	636,592
02/15/2031	3.625%	590,000	581,114
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	140,000	145,810
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	6,400,000	6,808,182
PG&E Corp.
07/01/2028	5.000%	90,000	94,631
07/01/2030	5.250%	161,000	172,243
PPL Capital Funding, Inc.
04/15/2030	4.125%	5,100,000	5,881,972
Progress Energy, Inc.
03/01/2031	7.750%	4,500,000	6,480,739
Southern Co. (The)
07/01/2046	4.400%	4,000,000	4,615,495
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	172,000	181,209
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	204,000	213,146
07/31/2027	5.000%	468,000	487,894
WEC Energy Group, Inc.
10/15/2027	1.375%	2,000,000	1,972,968
Xcel Energy, Inc.
06/01/2030	3.400%	4,000,000	4,399,685
Total			63,645,378
Environmental 0.0%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	241,000	246,993
12/15/2026	5.125%	394,000	416,957
05/01/2027	8.500%	813,000	898,036
08/01/2028	4.000%	321,000	315,225
09/01/2028	3.500%	321,000	315,236
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	433,000	444,832
Total			2,637,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	11,500,000	13,158,484
Global Aircraft Leasing Co., Ltd.(a),(h)
09/15/2024	6.500%	161,461	150,130
Navient Corp.
06/15/2022	6.500%	283,000	293,690
01/25/2023	5.500%	370,000	382,179
06/15/2026	6.750%	161,000	172,371
03/15/2028	4.875%	154,000	148,351
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	521,000	527,789
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	327,000	324,612
Quicken Loans, Inc.(a)
01/15/2028	5.250%	167,000	176,484
SLM Corp.
10/29/2025	4.200%	213,000	223,068
Springleaf Finance Corp.
03/15/2024	6.125%	414,000	444,342
06/01/2025	8.875%	78,000	85,632
Total			16,087,132
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	10,500,000	13,024,498
Bacardi Ltd.(a)
05/15/2038	5.150%	6,060,000	7,463,496
Conagra Brands, Inc.
11/01/2048	5.400%	1,650,000	2,180,159
Cott Holdings, Inc.(a)
04/01/2025	5.500%	476,000	489,618
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	648,000	670,691
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,572,000	1,697,673
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	185,000	191,661
05/15/2028	4.875%	84,000	91,848
Mondelez International, Inc.
09/04/2050	2.625%	3,000,000	2,702,210
PepsiCo, Inc.
03/19/2060	3.875%	2,000,000	2,387,226
Performance Food Group, Inc.(a)
05/01/2025	6.875%	292,000	312,001

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	304,000	310,216
09/30/2027	5.875%	406,000	435,392
Post Holdings, Inc.(a)
03/01/2027	5.750%	311,000	325,692
04/15/2030	4.625%	510,000	517,792
Post Holdings, Inc.(a),(c)
09/15/2031	4.500%	483,000	481,932
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a),(c)
03/01/2029	4.625%	184,000	186,351
US Foods, Inc.(a)
02/15/2029	4.750%	550,000	557,771
Total			34,026,227
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	69,000	76,065
Boyd Gaming Corp.
04/01/2026	6.375%	85,000	87,758
12/01/2027	4.750%	296,000	300,894
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	533,000	529,623
CCM Merger, Inc.(a)
05/01/2026	6.375%	116,000	122,987
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	281,000	295,036
07/01/2025	6.250%	419,000	444,019
07/01/2027	8.125%	442,000	481,739
International Game Technology PLC(a)
02/15/2022	6.250%	408,000	415,353
02/15/2025	6.500%	307,000	339,306
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	157,000	169,542
02/01/2027	5.750%	171,000	193,169
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	283,000	299,924
Scientific Games International, Inc.(a)
07/01/2025	8.625%	130,000	139,947
10/15/2025	5.000%	512,000	526,762
03/15/2026	8.250%	388,000	410,949
05/15/2028	7.000%	148,000	156,826
11/15/2029	7.250%	208,000	225,992
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	99,000	103,820
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	117,000	120,661
02/15/2027	3.750%	126,000	127,785
08/15/2030	4.125%	124,000	129,221
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	100,000	106,024
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	197,000	213,613
Total			6,017,015
Health Care 0.4%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	277,000	281,501
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	393,000	416,249
04/15/2029	5.000%	193,000	201,418
Avantor Funding, Inc.(a)
07/15/2028	4.625%	349,000	364,467
Becton Dickinson and Co.
12/15/2044	4.685%	6,840,000	8,403,252
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	287,000	293,820
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	51,000	53,348
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	322,000	338,448
03/15/2026	8.000%	373,000	398,252
03/15/2027	5.625%	93,000	97,968
04/15/2029	6.875%	296,000	303,652
02/15/2031	4.750%	218,000	213,809
Cigna Corp.
07/15/2046	4.800%	3,000,000	3,736,401
CVS Health Corp.
03/25/2048	5.050%	6,915,000	8,744,106
DaVita, Inc.(a)
06/01/2030	4.625%	241,000	245,015
HCA, Inc.
09/01/2028	5.625%	477,000	554,537
02/01/2029	5.875%	139,000	163,761
09/01/2030	3.500%	337,000	349,066
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	384,000	393,907
09/15/2027	4.375%	204,000	211,737
Hologic, Inc.(a)
02/15/2029	3.250%	185,000	184,836
IQVIA, Inc.(a)
05/15/2027	5.000%	202,000	211,460
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	99,000	106,277
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	400,000	413,781

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(a)
08/15/2026	6.250%	653,000	697,538
Teleflex, Inc.(a)
06/01/2028	4.250%	166,000	172,376
Tenet Healthcare Corp.
06/15/2023	6.750%	196,000	211,545
07/15/2024	4.625%	317,000	323,019
05/01/2025	5.125%	272,000	274,860
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	294,000	319,268
01/01/2026	4.875%	245,000	253,680
02/01/2027	6.250%	207,000	218,488
11/01/2027	5.125%	215,000	225,731
06/15/2028	4.625%	151,000	157,083
10/01/2028	6.125%	508,000	534,641
US Acute Care Solutions LLC(a),(c)
03/01/2026	6.375%	183,000	187,060
Total			30,256,357
Healthcare Insurance 0.1%
Anthem, Inc.
03/01/2028	4.101%	1,500,000	1,729,048
Centene Corp.
12/15/2027	4.250%	277,000	288,395
12/15/2029	4.625%	587,000	633,349
02/15/2030	3.375%	214,000	219,922
10/15/2030	3.000%	614,000	624,188
03/01/2031	2.500%	400,000	386,861
UnitedHealth Group, Inc.
05/15/2060	3.125%	1,550,000	1,539,182
Total			5,420,945
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	302,000	341,537
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	167,000	172,736
04/01/2029	4.750%	64,000	65,750
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	464,000	498,419
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	227,000	242,185
TRI Pointe Group, Inc.
06/15/2028	5.700%	165,000	183,530
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	177,000	193,952
Total			1,698,109
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.2%
Apache Corp.
11/15/2025	4.625%	165,000	170,902
11/15/2027	4.875%	219,000	229,375
09/01/2040	5.100%	119,000	122,305
02/01/2042	5.250%	129,000	134,477
04/15/2043	4.750%	324,000	316,426
01/15/2044	4.250%	209,000	197,379
Callon Petroleum Co.
07/01/2026	6.375%	395,000	310,846
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	18,000	16,747
CNX Resources Corp.(a)
03/14/2027	7.250%	411,000	440,164
01/15/2029	6.000%	181,000	189,578
Comstock Resources, Inc.
08/15/2026	9.750%	88,000	96,131
08/15/2026	9.750%	75,000	81,883
Comstock Resources, Inc.(a),(c)
03/01/2029	6.750%	108,000	112,000
Continental Resources, Inc.(a)
01/15/2031	5.750%	255,000	287,462
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	613,000	619,457
Double Eagle III Midco 1 LLC/Finance Corp.(a)
12/15/2025	7.750%	533,000	571,426
Encana Corp.
08/15/2034	6.500%	17,000	21,001
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	122,000	128,104
01/30/2028	5.750%	346,000	365,924
EQT Corp.
01/15/2029	5.000%	225,000	247,059
EQT Corp.(i)
02/01/2030	8.750%	420,000	549,037
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	234,000	244,432
02/01/2029	5.750%	195,000	198,854
02/01/2031	6.000%	208,000	211,500
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	158,000	157,751
Matador Resources Co.
09/15/2026	5.875%	731,000	712,217
MEG Energy Corp.(a)
02/01/2029	5.875%	119,000	120,840
Newfield Exploration Co.
01/01/2026	5.375%	240,000	265,176

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
08/15/2029	3.500%	7,000	6,693
09/01/2030	6.625%	1,487,000	1,701,480
01/01/2031	6.125%	38,000	42,118
09/15/2036	6.450%	925,000	1,055,933
08/15/2049	4.400%	544,000	479,226
Ovintiv, Inc.
11/01/2031	7.200%	40,000	50,509
QEP Resources, Inc.
03/01/2026	5.625%	123,000	138,346
SM Energy Co.
09/15/2026	6.750%	527,000	499,392
01/15/2027	6.625%	268,000	252,466
WPX Energy, Inc.
01/15/2030	4.500%	275,000	293,076
Total			11,637,692
Leisure 0.1%
Boyne USA, Inc.(a)
05/01/2025	7.250%	301,000	313,026
Carnival Corp.(a)
03/01/2026	7.625%	289,000	303,753
03/01/2027	5.750%	567,000	575,567
08/01/2027	9.875%	268,000	308,095
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	189,000	190,157
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	172,000	180,393
10/01/2028	6.500%	443,000	470,030
Cinemark USA, Inc.
12/15/2022	5.125%	42,000	41,660
06/01/2023	4.875%	556,000	549,021
Cinemark USA, Inc.(a)
05/01/2025	8.750%	109,000	118,555
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	86,000	88,400
05/15/2027	6.500%	204,000	225,069
NCL Corp Ltd.(a)
03/15/2026	5.875%	14,000	14,068
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	160,000	175,781
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	156,000	147,790
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	177,000	182,977
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	420,000	420,852
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	299,000	321,987
Viking Cruises Ltd.(a)
09/15/2027	5.875%	195,000	187,767
02/15/2029	7.000%	81,000	82,191
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	69,000	69,714
VOC Escrow Ltd.(a)
02/15/2028	5.000%	30,000	29,601
Total			4,996,454
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,000,000	2,206,324
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,800,000	3,525,828
Voya Financial, Inc.
06/15/2046	4.800%	2,690,000	3,307,095
Total			9,039,247
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	187,000	184,198
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	245,000	250,277
Total			434,475
Media and Entertainment 0.2%
Clear Channel International BV(a)
08/01/2025	6.625%	143,000	151,016
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	393,000	397,389
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	464,000	485,385
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	431,000	438,120
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	298,000	210,817
08/15/2027	6.625%	82,000	42,245
Discovery Communications LLC(a)
09/15/2055	4.000%	4,000,000	4,100,728
iHeartCommunications, Inc.
05/01/2026	6.375%	50,481	53,404
05/01/2027	8.375%	874,365	926,712
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	170,000	174,343
01/15/2028	4.750%	161,000	164,376

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.
02/15/2028	3.750%	276,000	279,773
01/15/2029	4.875%	95,000	100,030
Netflix, Inc.
04/15/2028	4.875%	173,000	196,901
11/15/2028	5.875%	250,000	299,916
05/15/2029	6.375%	608,000	758,434
Netflix, Inc.(a)
06/15/2030	4.875%	224,000	257,575
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	161,000	164,376
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	225,000	237,392
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	64,000	65,091
01/15/2029	4.250%	151,000	146,484
03/15/2030	4.625%	239,000	236,490
RELX Capital, Inc.
05/22/2030	3.000%	2,099,000	2,244,519
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	57,000	55,992
01/15/2031	5.375%	109,000	110,699
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	88,000	91,596
Walt Disney Co. (The)
05/13/2060	3.800%	3,000,000	3,380,958
Total			15,770,761
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	200,000	207,444
09/30/2026	7.000%	64,000	67,449
Commercial Metals Co.
02/15/2031	3.875%	45,000	44,999
Constellium NV(a)
02/15/2026	5.875%	893,000	917,731
Constellium SE(a)
06/15/2028	5.625%	595,000	630,114
04/15/2029	3.750%	322,000	318,861
Freeport-McMoRan, Inc.
09/01/2029	5.250%	322,000	358,712
08/01/2030	4.625%	487,000	537,986
03/15/2043	5.450%	753,000	935,887
Hudbay Minerals, Inc.(a),(c)
04/01/2026	4.500%	227,000	230,060
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	422,000	454,735
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
09/30/2026	5.875%	667,000	695,721
01/30/2030	4.750%	753,000	784,885
Total			6,184,584
Midstream 0.5%
Cheniere Energy Partners LP
10/01/2026	5.625%	134,000	139,345
10/01/2029	4.500%	269,000	283,117
Cheniere Energy Partners LP(a),(c)
03/01/2031	4.000%	237,000	238,370
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	392,000	407,539
DCP Midstream Operating LP
07/15/2027	5.625%	178,000	192,645
05/15/2029	5.125%	317,000	335,822
04/01/2044	5.600%	165,000	171,113
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	239,000	236,708
Energy Transfer Partners LP
02/01/2042	6.500%	3,000,000	3,636,896
EQM Midstream Partners LP(a)
07/01/2025	6.000%	187,000	197,572
07/01/2027	6.500%	249,000	267,245
01/15/2029	4.500%	231,000	224,121
01/15/2031	4.750%	341,000	328,036
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	16,000	15,510
02/01/2028	7.750%	277,000	273,677
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	688,000	693,493
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	4,400,000	5,276,414
MPLX LP
02/15/2049	5.500%	5,100,000	6,203,510
NuStar Logistics LP
10/01/2025	5.750%	192,000	205,186
06/01/2026	6.000%	271,000	289,158
04/28/2027	5.625%	302,000	319,219
10/01/2030	6.375%	246,000	271,980
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	7,000,000	8,350,823
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	227,000	224,821
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	2,951,000	3,340,174
Sunoco LP/Finance Corp.
02/15/2026	5.500%	302,000	310,692

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	43,000	43,222
10/01/2025	7.500%	65,000	69,288
01/15/2028	5.500%	151,000	151,149
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	419,000	434,938
01/15/2028	5.000%	286,000	297,639
03/01/2030	5.500%	682,000	729,022
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	280,000	287,022
01/15/2032	4.000%	319,000	312,753
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	211,000	213,327
Western Gas Partners LP
08/15/2048	5.500%	500,000	513,850
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,000,000	7,097,729
Total			42,583,125
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	5,682,000	6,937,397
Sempra Energy
11/15/2025	3.750%	4,000,000	4,437,699
Total			11,375,096
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	353,000	370,800
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	74,000	77,136
Nabors Industries Ltd.(a)
01/15/2026	7.250%	196,000	174,085
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,994	1,809
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	581,199	555,468
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	161,000	169,269
Total			1,348,567
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	182,000	186,639
Hillenbrand, Inc.(c)
03/01/2031	3.750%	193,000	192,403
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	221,000	235,964
Total			615,006
Other REIT 0.0%
Hospitality Properties Trust
03/15/2024	4.650%	189,000	191,030
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	379,000	381,732
10/01/2025	5.250%	581,000	578,567
02/01/2027	4.250%	33,000	31,983
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	340,000	358,390
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	142,000	140,243
Service Properties Trust
10/01/2024	4.350%	88,000	88,065
12/15/2027	5.500%	117,000	125,209
Total			1,895,219
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a),(c)
09/01/2029	4.000%	643,000	643,000
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	424,000	438,191
08/15/2026	4.125%	565,000	584,435
08/15/2027	5.250%	306,000	318,152
Berry Global, Inc.(a)
02/15/2026	4.500%	279,000	285,233
BWAY Holding Co.(a)
04/15/2024	5.500%	239,000	240,234
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	405,000	421,212
Novolex(a)
01/15/2025	6.875%	24,000	24,274
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	388,000	405,889
08/15/2027	8.500%	272,000	292,735
Total			3,653,355
Pharmaceuticals 0.3%
AbbVie, Inc.
03/15/2035	4.550%	1,750,000	2,104,685
11/06/2042	4.400%	7,385,000	8,705,864
Amgen, Inc.(a)
09/01/2053	2.770%	4,854,000	4,475,793

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	294,000	302,716
04/01/2026	9.250%	390,000	432,280
01/31/2027	8.500%	687,000	761,306
08/15/2027	5.750%	210,000	226,618
02/15/2029	5.000%	245,000	248,689
02/15/2029	6.250%	452,000	481,705
01/30/2030	5.250%	140,000	142,240
02/15/2031	5.250%	205,000	208,149
Bristol-Myers Squibb Co.
02/20/2048	4.550%	1,800,000	2,271,262
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	218,000	229,078
02/15/2029	3.125%	96,000	94,852
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	382,000	430,535
06/30/2028	6.000%	193,000	169,413
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	262,000	273,083
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	447,000	480,274
Total			22,038,542
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	542,000	544,890
10/15/2027	6.750%	420,000	435,553
American International Group, Inc.
06/30/2050	4.375%	2,000,000	2,393,182
AssuredPartners, Inc.(a)
01/15/2029	5.625%	322,000	324,420
HUB International Ltd.(a)
05/01/2026	7.000%	481,000	501,027
Loews Corp.
05/15/2030	3.200%	4,000,000	4,399,357
MGIC Investment Corp.
08/15/2028	5.250%	53,000	55,723
Radian Group, Inc.
03/15/2025	6.625%	21,000	23,445
03/15/2027	4.875%	126,000	134,154
USI, Inc.(a)
05/01/2025	6.875%	71,000	72,520
Total			8,884,271
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	4,730,000	5,427,912
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	4,941,389
Total			10,369,301
Restaurants 0.0%
IRB Holding Corp.(a)
06/15/2025	7.000%	445,000	482,871
02/15/2026	6.750%	653,000	674,946
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	101,000	104,399
Yum! Brands, Inc.(a)
04/01/2025	7.750%	219,000	239,971
Total			1,502,187
Retailers 0.0%
Hanesbrands, Inc.(a)
05/15/2025	5.375%	222,000	235,214
L Brands, Inc.(a)
07/01/2025	6.875%	135,000	147,534
07/01/2025	9.375%	56,000	69,373
10/01/2030	6.625%	384,000	430,209
L Brands, Inc.
06/15/2029	7.500%	143,000	161,564
11/01/2035	6.875%	133,000	161,325
Michaels Stores, Inc.(a)
07/15/2027	8.000%	69,000	73,666
Penske Automotive Group, Inc.
09/01/2025	3.500%	47,000	47,940
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	138,000	142,718
02/15/2029	7.750%	81,000	86,872
Total			1,556,415
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	117,000	128,085
02/15/2028	5.875%	623,000	663,452
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	413,000	427,634
Kroger Co. (The)
01/15/2048	4.650%	1,500,000	1,814,976
Total			3,034,147
Technology 0.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	494,000	508,274
08/01/2025	6.875%	141,000	145,908
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	93,000	98,914

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	277,000	274,989
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	108,000	116,736
03/01/2026	9.125%	38,000	40,497
Broadcom, Inc.(a)
02/15/2051	3.750%	7,032,000	6,934,867
Camelot Finance SA(a)
11/01/2026	4.500%	145,000	150,528
CDK Global, Inc.
06/01/2027	4.875%	80,000	83,822
CDK Global, Inc.(a)
05/15/2029	5.250%	198,000	213,034
CommScope Technologies LLC(a)
06/15/2025	6.000%	207,000	210,547
Gartner, Inc.(a)
07/01/2028	4.500%	318,000	334,091
10/01/2030	3.750%	321,000	324,867
Intel Corp.
03/25/2060	4.950%	1,650,000	2,265,224
International Business Machines Corp.
05/15/2040	2.850%	2,300,000	2,309,895
Iron Mountain, Inc.(a)
07/15/2028	5.000%	164,000	169,742
07/15/2030	5.250%	552,000	567,650
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	669,000	699,232
NCR Corp.(a)
04/15/2025	8.125%	326,000	354,794
09/01/2027	5.750%	154,000	161,006
10/01/2028	5.000%	562,000	570,663
10/01/2030	5.250%	224,000	232,607
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	5,500,000	5,981,661
Oracle Corp.
04/15/2038	6.500%	2,500,000	3,698,188
Plantronics, Inc.(a)
05/31/2023	5.500%	760,000	763,946
Plantronics, Inc.(a),(c)
03/01/2029	4.750%	627,000	625,597
PTC, Inc.(a)
02/15/2025	3.625%	238,000	243,564
QUALCOMM, Inc.
05/20/2050	3.250%	2,125,000	2,225,646
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	689,000	701,149
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	171,000	203,595
09/01/2025	7.375%	22,000	23,817
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	319,000	333,279
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	102,000	105,763
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	299,000	317,445
06/01/2025	6.750%	224,000	229,761
Verscend Escrow Corp.(a)
08/15/2026	9.750%	712,000	764,308
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	552,000	548,697
Total			33,534,303
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	159,000	159,990
07/15/2027	5.750%	29,000	29,977
Avis Budget Car Rental LLC/Finance, Inc.(a),(c)
03/01/2029	5.375%	96,000	98,085
ERAC USA Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,922,997
Total			5,211,049
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	862,000	843,765
Altice France SA(a)
05/01/2026	7.375%	609,000	635,433
01/15/2028	5.500%	718,000	732,642
American Tower Corp.
08/15/2029	3.800%	4,275,000	4,774,197
SBA Communications Corp.(a)
02/01/2029	3.125%	524,000	509,277
Sprint Capital Corp.
03/15/2032	8.750%	291,000	432,633
Sprint Corp.
03/01/2026	7.625%	845,000	1,036,665
T-Mobile USA, Inc.
02/15/2026	2.250%	103,000	102,655
02/01/2028	4.750%	206,000	217,959
02/15/2029	2.625%	421,000	411,528
02/15/2031	2.875%	234,000	229,631
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	312,000	305,886
Total			10,232,271

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	23

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.3%
AT&T, Inc.(a)
09/15/2053	3.500%	13,644,000	12,535,684
CenturyLink, Inc.
12/01/2023	6.750%	227,000	251,941
04/01/2024	7.500%	218,000	244,917
04/01/2025	5.625%	349,000	373,846
CenturyLink, Inc.(a)
12/15/2026	5.125%	295,000	307,696
02/15/2027	4.000%	402,000	410,978
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	562,000	559,303
03/01/2028	6.125%	722,000	745,299
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	146,000	147,433
Verizon Communications, Inc.
08/10/2033	4.500%	10,000,000	11,938,811
Total			27,515,908
Total Corporate Bonds & Notes (Cost $512,793,464)			550,678,976

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	1,079,495	75,920,883
Total Exchange-Traded Equity Funds (Cost $72,408,419)		75,920,883

Foreign Government Obligations(j) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	92,000	95,265
06/01/2027	5.250%	385,000	400,889
Total			496,154
Total Foreign Government Obligations (Cost $455,016)			496,154

Residential Mortgage-Backed Securities - Agency 6.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
07/01/2021- 01/01/2039	5.500%	210,760	245,858
10/01/2026- 06/01/2046	3.500%	3,465,370	3,740,249
10/01/2031- 10/01/2039	6.000%	433,393	510,274
06/01/2032- 07/01/2032	7.000%	173,110	201,241
03/01/2038	6.500%	1,857	2,084
10/01/2038- 05/01/2041	5.000%	584,329	670,869
05/01/2039- 06/01/2041	4.500%	2,043,097	2,296,225
12/01/2042- 05/01/2045	3.000%	9,015,254	9,547,958
12/01/2042- 10/01/2045	4.000%	4,374,663	4,800,661
CMO Series 1614 Class MZ
11/15/2023	6.500%	2,927	3,095
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.711% Cap 11.074% 08/01/2036	2.449%	7,814	8,252
12-month USD LIBOR + 1.765% Cap 11.060% 12/01/2036	2.219%	1,676	1,683
Federal Home Loan Mortgage Corp.(k)
07/01/2045- 08/01/2045	4.000%	5,646,806	6,194,074
Federal National Mortgage Association
12/01/2025- 03/01/2046	3.500%	9,814,607	10,528,498
07/01/2027- 08/01/2043	3.000%	2,590,303	2,739,895
01/01/2029- 10/01/2045	4.000%	7,876,609	8,616,656
06/01/2031	7.000%	89,823	105,244
07/01/2032- 03/01/2037	6.500%	240,242	272,845
06/01/2037- 02/01/2038	5.500%	95,706	112,031
05/01/2040- 06/01/2044	4.500%	2,542,497	2,851,055
Series 2006-M2 Class A2A
10/25/2032	5.271%	398,248	447,758
Federal National Mortgage Association(k)
02/01/2033	2.500%	5,737,879	5,995,771
10/01/2045	3.500%	817,948	877,946
09/01/2049	3.000%	4,569,250	4,777,164

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
03/16/2036- 03/11/2051	2.000%	178,050,000	179,434,641
03/16/2036- 03/11/2051	2.500%	222,100,000	229,775,535
03/16/2036- 03/11/2051	3.000%	56,000,000	58,643,805
03/11/2051	3.500%	8,725,000	9,245,092
Total Residential Mortgage-Backed Securities - Agency (Cost $547,810,484)			542,646,459

Residential Mortgage-Backed Securities - Non-Agency 11.5%

Ajax Mortgage Loan Trust(a),(e),(f)
CMO Series 2021-A Class A1
09/25/2065	1.065%	25,299,779	25,110,031
CMO Series 2021-B Class A
06/25/2066	2.239%	10,625,000	10,625,000
Angel Oak Mortgage Trust(a),(f)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	2,282,587	2,279,115
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,635,044
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	13,228,668	13,180,843
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	3,353,952	3,421,828
CMO Series 2019-2 Class A3
03/25/2049	3.833%	3,192,075	3,256,680
Arroyo Mortgage Trust(a),(f)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	5,046,489	5,078,833
Bayview Opportunity Master Fund IIIb Trust(a),(f)
Series 2019-LT2 Class A1
10/28/2034	3.376%	931,972	932,530
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,455,595	1,491,774
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.418%	380,149	380,197
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.218%	1,912,043	1,910,681
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.968%	4,025,000	4,061,903
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.718%	3,800,000	3,816,774
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	2,676,754	2,726,753
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,162,500	2,152,786
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	10,220,742	10,514,023
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	3,447,233	3,522,380
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	5,728,000	5,600,274
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	5,865,668	5,893,066
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	7,413,934	7,648,945
CMO Series 2021-A Class A1
03/25/2058	1.991%	10,150,000	10,119,280
BVRT Financing Trust(a),(b),(d),(e)
CMO Series 2021-CRT1 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 01/10/2033	1.870%	16,543,172	16,578,839
BVRT Financing Trust(a),(b),(e)
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 0.000% 11/10/2032	2.395%	2,850,000	2,850,000
Cascade Funding Mortgage Trust(a),(d),(e)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	9,500,000	9,500,000
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.191%	13,961,407	13,778,235
CIM Trust(a),(e),(f)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	11,227,000	11,227,000
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	3,154,433	3,208,908

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	25

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-1R Class A1
09/25/2065	1.255%	5,278,887	5,277,464
CMO Series 2020-2 Class A1
03/25/2065	1.853%	3,759,624	3,801,302
CMO Series 2021-2R Class A1
07/27/2054	0.798%	10,175,000	10,069,863
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.168%	10,971,000	10,974,410
Credit Suisse Mortgage Trust(a),(d),(e),(f)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	7,250,000	7,249,917
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	15,650,000	15,650,000
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	5,046,335
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	2,686,724
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	3,937,337	3,934,242
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	1,078,253
CSMC Trust(a),(f)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	15,877,384	16,968,602
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	7,432,200	7,533,465
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	9,439,366	9,666,084
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	6,746,408	6,937,221
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	289,662	290,398
CMO Series 2017-2A Class A1
06/25/2047	2.453%	817,682	819,786
Eagle Re Ltd.(a),(b)
CMO Series 2020-2 Class M1A
1-month USD LIBOR + 3.000% 10/25/2030	3.150%	3,450,000	3,472,942
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.018%	14,725,000	14,680,394
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	2,261,301	2,300,345
CMO Series 2020-1 Class A1
05/25/2065	2.010%	1,173,308	1,189,739
Equifirst Mortgage Loan Trust(f)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	29,917	30,631
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA4 Class M1
1-month USD LIBOR + 1.300% 09/25/2050	1.430%	3,447,822	3,449,827
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	1.818%	18,392,420	18,323,932
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.945%	6,025,000	6,034,185
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	1.845%	4,225,000	4,207,841
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.750%	8,525,000	8,524,999
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	2.268%	4,225,000	4,233,084
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	2.068%	9,187,341	9,197,379
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.118%	18,371,541	18,440,433
CMO Series 2020-HQA5 Class M1
30-day Average SOFR + 1.100% 11/25/2050	1.145%	3,751,645	3,757,781
GCAT LLC(a),(f)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	15,794,663	15,968,117
GCAT Trust(a),(f)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	7,579,614	7,652,229
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	4,154,951	4,196,938
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	9,821,991	10,199,374

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.018%	7,600,000	7,600,000
GS Mortgage-Backed Securities Trust(a),(f)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	11,712,994	11,903,638
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	7,815,467	7,824,739
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	1.673%	9,375,000	9,413,877
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	5,482,031	5,578,297
Homeward Opportunities Fund I Trust(a),(f)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	5,954,729	6,015,735
CMO Series 2020-2 Class A3
05/25/2065	3.200%	3,450,000	3,521,760
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	3,800,000	3,802,861
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	2,250,000	2,251,320
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	9,375,000	9,365,304
LVII Trust(a),(e),(f)
CMO Series 2020-1 Class A1
05/25/2060	0.929%	11,135,777	11,163,616
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.468%	4,825,000	4,829,707
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	4,303,968	4,540,529
MFA Trust(a),(f)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	2,049,394	2,077,096
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,908,783
MFRA Trust(a),(f)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	4,180,453	4,160,971
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	865,774	861,746
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	1,335,766	1,329,564
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	9,954,806	10,478,374
Mill City Mortgage Loan Trust(a),(f)
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	7,233,931
MRA Issuance Trust(a),(b)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350% Floor 1.350% 07/15/2021	1.477%	12,575,000	12,576,688
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	1,416,095	1,503,522
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	4,988,211	5,049,974
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	5,167,187	5,188,831
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	1.018%	16,433,837	16,504,087
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	5,237,934	5,223,409
OSAT Trust(a),(f)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	15,261,886	15,383,644
Preston Ridge Partners LLC(a),(f)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	11,522,409	11,560,885
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	6,099,008	6,101,346
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	9,025,000	8,816,279
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	1,679,969	1,687,252
PRPM LLC(a),(f)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	7,648,780	7,727,697

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	27

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3 Class A1
09/25/2025	2.857%	15,521,602	15,669,248
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.068%	4,275,000	4,275,017
RCO V Mortgage LLC(a),(f)
CMO Series 2020-1 Class A1
09/25/2025	3.105%	26,960,035	27,197,690
Residential Mortgage Loan Trust(a),(f)
CMO Series 2020-1 Class A3
02/25/2024	2.684%	4,105,015	4,157,814
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.218%	9,305,000	9,288,955
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	2,989,267	2,997,947
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	1,984,039	2,022,815
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	5,431,522	5,498,747
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,470,593	3,541,383
CMO Series 2020-2 Class A3
04/25/2060	3.000%	6,125,000	6,157,476
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	3,129,842	3,130,789
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	8,625,000	8,677,738
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	24,000,000	24,069,566
Towd Point HE Trust(a),(e),(f)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,804,812
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	466,697	471,509
CMO Series 2015-6 Class A1
04/25/2055	3.500%	983,733	995,875
CMO Series 2016-1 Class A1
02/25/2055	3.500%	774,919	786,510
CMO Series 2016-3 Class A1
04/25/2056	2.250%	764,761	770,901
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(f)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	1,764,177	1,810,132
CMO Series 2018-1 Class A1
01/25/2058	3.000%	2,415,275	2,491,055
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	10,000,093	10,359,251
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.118%	6,567,867	6,611,546
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.118%	7,216,137	7,282,318
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.150%	5,725,000	5,782,979
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	2,100,000	2,103,442
VCAT LLC(a)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	2,319,338	2,317,201
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(f)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	13,194,116	13,216,697
Vericrest Opportunity Loan Transferee XCI LLC(a),(f)
CMO Series 2020-NPL7 Class A1
11/25/2050	3.105%	8,042,216	8,142,468
Vericrest Opportunity Loan Transferee XCII LLC(a),(d),(e),(f)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	12,472,477	12,472,476
Vericrest Opportunity Loan Transferee XCIII LLC(a),(f)
CMO Series 2021-NPL2 Class A1
03/27/2051	1.893%	11,382,972	11,352,281
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	13,988,546	13,962,439
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	3,110,955	3,116,884
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	10,233,809	10,252,400
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	2,834,549	2,845,553

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization(a),(f)
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	1,463,384	1,477,045
Verus Securitization Trust(a),(f)
CMO Series 2019-1 Class A3
02/25/2059	4.040%	5,824,218	5,836,241
CMO Series 2019-3 Class A3
07/25/2059	3.040%	7,976,657	8,152,522
CMO Series 2019-4 Class A3
11/25/2059	3.000%	8,998,996	9,190,776
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	4,174,050	4,284,955
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	6,446,920
CMO Series 2020-2 Class A1
05/25/2060	2.743%	5,208,991	5,267,119
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	4,531,030	4,516,025
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	5,773,409	5,761,334
Visio Trust(a),(f)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	5,263,377	5,356,449
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	3,515,195	3,470,008
CMO Series 2020-1R Class A3
11/25/2055	1.873%	3,999,922	3,949,202
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $936,360,093)			941,873,930

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.861%	32,969	32,694
Food and Beverage 0.0%
BellRing Brands LLC(b),(l)
Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	4.750%	114,516	115,447
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.865%	22,000	22,234
Total			137,681
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(l)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	102,161	102,672
Technology 0.0%
DigiCert, Inc.(b),(l),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 10/16/2029	7.124%	233,000	234,165
Epicore Software Corp.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	104,000	108,290
Informatica LLC(l)
2nd Lien Term Loan
02/25/2025	7.125%	180,000	184,164
Project Alpha Intermediate Holding, Inc.(b),(l)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.150%	117,698	117,734
Total			644,353
Total Senior Loans (Cost $902,609)			917,400

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2030	1.500%	11,250,000	11,432,813
02/15/2045	2.500%	11,975,000	12,897,449
Total U.S. Treasury Obligations (Cost $22,124,362)			24,330,262

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	29

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(n),(o)	394,707,811	394,668,340
Total Money Market Funds (Cost $394,652,090)		394,668,340
Total Investments in Securities (Cost: $6,399,744,425)		8,683,131,158
Other Assets & Liabilities, Net		(461,173,802)
Net Assets		8,221,957,356
At February 28, 2021, securities and/or cash totaling $16,285,209 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,750	06/2021	USD	364,976,563	—	(4,517,219)
U.S. Treasury 2-Year Note	275	06/2021	USD	60,710,547	—	(51,469)
U.S. Treasury 5-Year Note	2,450	06/2021	USD	303,723,438	—	(2,473,797)
Total					—	(7,042,485)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $1,941,474,810, which represents 23.61% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $71,334,291, which represents 0.87% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2021.
(g)	Non-income producing investment.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2021.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	The stated interest rate represents the weighted average interest rate at February 28, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at February 28, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Balanced Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	393,882,494	1,431,667,841	(1,430,850,418)	(31,577)	394,668,340	(4,948)	242,771	394,707,811
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	31

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	542,119,382	2,150,000	544,269,382
Commercial Mortgage-Backed Securities - Non-Agency	—	407,522,060	—	407,522,060
Common Stocks
Communication Services	671,895,254	—	—	671,895,254
Consumer Discretionary	608,787,018	—	—	608,787,018
Consumer Staples	170,031,511	—	—	170,031,511
Energy	150,762,809	—	—	150,762,809
Financials	712,069,756	—	—	712,069,756
Health Care	552,484,618	—	—	552,484,618
Industrials	463,243,825	—	—	463,243,825
Information Technology	1,516,186,965	—	—	1,516,186,965
Materials	226,348,969	—	—	226,348,969
Real Estate	44,985,947	—	—	44,985,947
Utilities	82,737,945	—	—	82,737,945
Total Common Stocks	5,199,534,617	—	—	5,199,534,617
Convertible Bonds	—	272,695	—	272,695
Corporate Bonds & Notes	—	550,678,976	—	550,678,976
Exchange-Traded Equity Funds	75,920,883	—	—	75,920,883
Foreign Government Obligations	—	496,154	—	496,154
Residential Mortgage-Backed Securities - Agency	—	542,646,459	—	542,646,459
Residential Mortgage-Backed Securities - Non-Agency	—	808,909,180	132,964,750	941,873,930
Senior Loans	—	917,400	—	917,400
U.S. Treasury Obligations	24,330,262	—	—	24,330,262
Money Market Funds	394,668,340	—	—	394,668,340
Total Investments in Securities	5,694,454,102	2,853,562,306	135,114,750	8,683,131,158
Investments in Derivatives
Liability
Futures Contracts	(7,042,485)	—	—	(7,042,485)
Total	5,687,411,617	2,853,562,306	135,114,750	8,676,088,673
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2020 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2021 ($)
Asset-Backed Securities — Non-Agency	—	—	—	—	2,150,000	—	—	—	2,150,000
Residential Mortgage-Backed Securities — Non-Agency	—	(509)	838	(149,678)	134,787,894	(1,673,795)	—	—	132,964,750
Total	—	(509)	838	(149,678)	136,937,894	(1,673,795)	—	—	135,114,750
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2021 was $(149,678), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(149,678).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities and asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) valuation measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Balanced Fund | Semiannual Report 2021

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,005,092,335)	$8,288,462,818
Affiliated issuers (cost $394,652,090)	394,668,340
Cash	2,128,612
Cash collateral held at broker for:
TBA	9,579,000
Receivable for:
Investments sold	15,030,040
Capital shares sold	16,191,653
Dividends	5,403,584
Interest	8,762,018
Foreign tax reclaims	32,285
Variation margin for futures contracts	542,187
Prepaid expenses	111,254
Trustees’ deferred compensation plan	377,904
Other assets	58,640
Total assets	8,741,348,335
Liabilities
Payable for:
Investments purchased	5,179,971
Investments purchased on a delayed delivery basis	502,172,896
Capital shares purchased	10,678,528
Variation margin for futures contracts	71,338
Management services fees	128,607
Distribution and/or service fees	65,182
Transfer agent fees	590,828
Compensation of board members	14,451
Compensation of chief compliance officer	386
Other expenses	110,888
Trustees’ deferred compensation plan	377,904
Total liabilities	519,390,979
Net assets applicable to outstanding capital stock	$8,221,957,356
Represented by
Paid in capital	5,702,413,454
Total distributable earnings (loss)	2,519,543,902
Total - representing net assets applicable to outstanding capital stock	$8,221,957,356
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	33

Statement of Assets and Liabilities  (continued)
February 28, 2021 (Unaudited)
Class A
Net assets	$3,144,982,646
Shares outstanding	63,800,209
Net asset value per share	$49.29
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$52.30
Advisor Class
Net assets	$323,841,881
Shares outstanding	6,512,434
Net asset value per share	$49.73
Class C
Net assets	$1,521,804,343
Shares outstanding	30,985,371
Net asset value per share	$49.11
Institutional Class
Net assets	$2,095,329,599
Shares outstanding	42,587,350
Net asset value per share	$49.20
Institutional 2 Class
Net assets	$384,506,744
Shares outstanding	7,810,090
Net asset value per share	$49.23
Institutional 3 Class
Net assets	$621,330,341
Shares outstanding	12,490,022
Net asset value per share	$49.75
Class R
Net assets	$130,161,802
Shares outstanding	2,640,802
Net asset value per share	$49.29
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Balanced Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$35,060,934
Dividends — affiliated issuers	242,771
Interest	32,433,000
Foreign taxes withheld	(399,526)
Total income	67,337,179
Expenses:
Management services fees	21,937,033
Distribution and/or service fees
Class A	3,659,574
Class C	7,452,252
Class R	324,651
Transfer agent fees
Class A	1,405,236
Advisor Class	133,924
Class C	715,086
Institutional Class	920,994
Institutional 2 Class	98,490
Institutional 3 Class	22,870
Class R	62,270
Compensation of board members	65,225
Custodian fees	33,264
Printing and postage fees	157,543
Registration fees	121,514
Audit fees	19,371
Legal fees	69,555
Compensation of chief compliance officer	1,175
Other	212,291
Total expenses	37,412,318
Expense reduction	(1,460)
Total net expenses	37,410,858
Net investment income	29,926,321
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	359,045,964
Investments — affiliated issuers	(4,948)
Foreign currency translations	631
Futures contracts	(15,104,001)
Net realized gain	343,937,646
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	240,138,801
Investments — affiliated issuers	(31,577)
Futures contracts	(5,822,174)
Net change in unrealized appreciation (depreciation)	234,285,050
Net realized and unrealized gain	578,222,696
Net increase in net assets resulting from operations	$608,149,017
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	35

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income	$29,926,321	$80,955,857
Net realized gain	343,937,646	310,615,932
Net change in unrealized appreciation (depreciation)	234,285,050	733,709,832
Net increase in net assets resulting from operations	608,149,017	1,125,281,621
Distributions to shareholders
Net investment income and net realized gains
Class A	(132,343,156)	(105,657,036)
Advisor Class	(13,583,881)	(9,803,962)
Class C	(63,372,992)	(46,336,086)
Institutional Class	(90,544,320)	(72,173,716)
Institutional 2 Class	(16,583,845)	(11,163,108)
Institutional 3 Class	(27,721,426)	(17,656,377)
Class R	(5,846,731)	(4,694,780)
Total distributions to shareholders	(349,996,351)	(267,485,065)
Increase (decrease) in net assets from capital stock activity	371,450,265	(66,162,607)
Total increase in net assets	629,602,931	791,633,949
Net assets at beginning of period	7,592,354,425	6,800,720,476
Net assets at end of period	$8,221,957,356	$7,592,354,425
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Balanced Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	5,778,741	279,472,503	8,386,691	361,132,593
Distributions reinvested	2,641,349	126,546,581	2,407,330	101,805,515
Redemptions	(6,519,024)	(313,004,307)	(12,461,027)	(532,483,499)
Net increase (decrease)	1,901,066	93,014,777	(1,667,006)	(69,545,391)
Advisor Class
Subscriptions	1,471,938	71,907,068	1,195,651	52,303,414
Distributions reinvested	281,132	13,576,778	229,653	9,778,787
Redemptions	(516,668)	(24,974,705)	(1,993,797)	(85,731,196)
Net increase (decrease)	1,236,402	60,509,141	(568,493)	(23,648,995)
Class C
Subscriptions	2,214,233	106,722,694	3,675,101	157,675,693
Distributions reinvested	1,263,322	60,501,665	1,028,140	43,603,146
Redemptions	(4,297,655)	(207,894,305)	(7,196,775)	(305,844,598)
Net decrease	(820,100)	(40,669,946)	(2,493,534)	(104,565,759)
Institutional Class
Subscriptions	5,167,286	249,179,610	9,458,077	403,485,219
Distributions reinvested	1,634,021	78,061,220	1,440,454	60,720,433
Redemptions	(3,590,956)	(172,632,410)	(11,184,009)	(470,945,285)
Net increase (decrease)	3,210,351	154,608,420	(285,478)	(6,739,633)
Institutional 2 Class
Subscriptions	2,469,077	117,100,887	1,762,048	75,443,925
Distributions reinvested	343,588	16,429,251	264,719	11,157,590
Redemptions	(1,010,809)	(48,531,775)	(1,842,023)	(77,969,805)
Net increase	1,801,856	84,998,363	184,744	8,631,710
Institutional 3 Class
Subscriptions	1,559,404	75,907,361	5,168,764	228,188,782
Distributions reinvested	517,966	25,008,625	370,514	15,727,256
Redemptions	(1,499,319)	(73,041,270)	(2,485,463)	(106,198,441)
Net increase	578,051	27,874,716	3,053,815	137,717,597
Class R
Subscriptions	199,763	9,641,686	666,208	28,737,493
Distributions reinvested	117,597	5,639,433	99,754	4,225,881
Redemptions	(504,103)	(24,166,325)	(963,013)	(40,975,510)
Net decrease	(186,743)	(8,885,206)	(197,051)	(8,012,136)
Total net increase (decrease)	7,720,883	371,450,265	(1,973,003)	(66,162,607)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	37

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2021 (Unaudited)	$47.73	0.19	3.57	3.76	(0.22)	(1.98)	(2.20)
Year Ended 8/31/2020	$42.24	0.53	6.67	7.20	(0.63)	(1.08)	(1.71)
Year Ended 8/31/2019	$42.53	0.63	1.19	1.82	(0.60)	(1.51)	(2.11)
Year Ended 8/31/2018	$40.56	0.48	2.57	3.05	(0.46)	(0.62)	(1.08)
Year Ended 8/31/2017	$37.54	0.42	3.12	3.54	(0.40)	(0.12)	(0.52)
Year Ended 8/31/2016	$35.80	0.38	2.62	3.00	(0.58)	(0.68)	(1.26)
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$48.13	0.25	3.61	3.86	(0.28)	(1.98)	(2.26)
Year Ended 8/31/2020	$42.58	0.64	6.72	7.36	(0.73)	(1.08)	(1.81)
Year Ended 8/31/2019	$42.86	0.73	1.21	1.94	(0.71)	(1.51)	(2.22)
Year Ended 8/31/2018	$40.87	0.58	2.59	3.17	(0.56)	(0.62)	(1.18)
Year Ended 8/31/2017	$37.82	0.53	3.14	3.67	(0.50)	(0.12)	(0.62)
Year Ended 8/31/2016	$36.06	0.48	2.63	3.11	(0.67)	(0.68)	(1.35)
Class C
Six Months Ended 2/28/2021 (Unaudited)	$47.56	0.02	3.55	3.57	(0.04)	(1.98)	(2.02)
Year Ended 8/31/2020	$42.08	0.21	6.65	6.86	(0.30)	(1.08)	(1.38)
Year Ended 8/31/2019	$42.38	0.32	1.19	1.51	(0.30)	(1.51)	(1.81)
Year Ended 8/31/2018	$40.42	0.17	2.56	2.73	(0.15)	(0.62)	(0.77)
Year Ended 8/31/2017	$37.42	0.14	3.10	3.24	(0.12)	(0.12)	(0.24)
Year Ended 8/31/2016	$35.68	0.11	2.62	2.73	(0.31)	(0.68)	(0.99)
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$47.65	0.25	3.56	3.81	(0.28)	(1.98)	(2.26)
Year Ended 8/31/2020	$42.17	0.64	6.65	7.29	(0.73)	(1.08)	(1.81)
Year Ended 8/31/2019	$42.47	0.73	1.19	1.92	(0.71)	(1.51)	(2.22)
Year Ended 8/31/2018	$40.50	0.58	2.57	3.15	(0.56)	(0.62)	(1.18)
Year Ended 8/31/2017	$37.48	0.53	3.11	3.64	(0.50)	(0.12)	(0.62)
Year Ended 8/31/2016	$35.75	0.47	2.61	3.08	(0.67)	(0.68)	(1.35)
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$47.68	0.26	3.55	3.81	(0.28)	(1.98)	(2.26)
Year Ended 8/31/2020	$42.20	0.66	6.65	7.31	(0.75)	(1.08)	(1.83)
Year Ended 8/31/2019	$42.50	0.75	1.19	1.94	(0.73)	(1.51)	(2.24)
Year Ended 8/31/2018	$40.53	0.60	2.57	3.17	(0.58)	(0.62)	(1.20)
Year Ended 8/31/2017	$37.51	0.55	3.12	3.67	(0.53)	(0.12)	(0.65)
Year Ended 8/31/2016	$35.78	0.51	2.60	3.11	(0.70)	(0.68)	(1.38)
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Balanced Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2021 (Unaudited)	$49.29	8.01%	0.93%(c)	0.93%(c),(d)	0.82%(c)	66%	$3,144,983
Year Ended 8/31/2020	$47.73	17.59%	0.95%	0.95%(d)	1.23%	140%	$2,954,559
Year Ended 8/31/2019	$42.24	4.79%	0.95%	0.95%	1.55%	119%	$2,685,001
Year Ended 8/31/2018	$42.53	7.63%	0.95%	0.95%(d)	1.16%	76%	$2,798,246
Year Ended 8/31/2017	$40.56	9.54%	0.97%	0.97%(d)	1.10%	63%	$2,876,519
Year Ended 8/31/2016	$37.54	8.60%	1.03%	1.03%(d)	1.06%	60%	$2,960,832
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$49.73	8.16%	0.68%(c)	0.68%(c),(d)	1.07%(c)	66%	$323,842
Year Ended 8/31/2020	$48.13	17.89%	0.70%	0.70%(d)	1.48%	140%	$253,954
Year Ended 8/31/2019	$42.58	5.04%	0.70%	0.70%	1.80%	119%	$248,877
Year Ended 8/31/2018	$42.86	7.89%	0.70%	0.70%(d)	1.41%	76%	$262,644
Year Ended 8/31/2017	$40.87	9.82%	0.72%	0.72%(d)	1.37%	63%	$318,026
Year Ended 8/31/2016	$37.82	8.86%	0.78%	0.78%(d)	1.33%	60%	$112,108
Class C
Six Months Ended 2/28/2021 (Unaudited)	$49.11	7.62%	1.68%(c)	1.68%(c),(d)	0.07%(c)	66%	$1,521,804
Year Ended 8/31/2020	$47.56	16.73%	1.70%	1.70%(d)	0.48%	140%	$1,512,696
Year Ended 8/31/2019	$42.08	4.00%	1.70%	1.70%	0.80%	119%	$1,443,468
Year Ended 8/31/2018	$42.38	6.83%	1.70%	1.70%(d)	0.42%	76%	$1,591,465
Year Ended 8/31/2017	$40.42	8.71%	1.72%	1.72%(d)	0.35%	63%	$1,536,796
Year Ended 8/31/2016	$37.42	7.80%	1.78%	1.78%(d)	0.32%	60%	$1,265,079
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$49.20	8.14%	0.68%(c)	0.68%(c),(d)	1.07%(c)	66%	$2,095,330
Year Ended 8/31/2020	$47.65	17.90%	0.70%	0.70%(d)	1.48%	140%	$1,876,178
Year Ended 8/31/2019	$42.17	5.04%	0.70%	0.70%	1.80%	119%	$1,672,560
Year Ended 8/31/2018	$42.47	7.91%	0.70%	0.70%(d)	1.42%	76%	$1,872,366
Year Ended 8/31/2017	$40.50	9.83%	0.72%	0.72%(d)	1.36%	63%	$1,753,306
Year Ended 8/31/2016	$37.48	8.85%	0.78%	0.78%(d)	1.32%	60%	$867,554
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$49.23	8.16%	0.65%(c)	0.65%(c)	1.11%(c)	66%	$384,507
Year Ended 8/31/2020	$47.68	17.95%	0.65%	0.65%	1.52%	140%	$286,454
Year Ended 8/31/2019	$42.20	5.09%	0.65%	0.65%	1.84%	119%	$245,737
Year Ended 8/31/2018	$42.50	7.96%	0.65%	0.65%	1.46%	76%	$279,242
Year Ended 8/31/2017	$40.53	9.91%	0.66%	0.66%	1.42%	63%	$312,952
Year Ended 8/31/2016	$37.51	8.96%	0.68%	0.68%	1.41%	60%	$181,221
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	39

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$48.15	0.28	3.60	3.88	(0.30)	(1.98)	(2.28)
Year Ended 8/31/2020	$42.60	0.68	6.72	7.40	(0.77)	(1.08)	(1.85)
Year Ended 8/31/2019	$42.88	0.78	1.20	1.98	(0.75)	(1.51)	(2.26)
Year Ended 8/31/2018	$40.88	0.63	2.59	3.22	(0.60)	(0.62)	(1.22)
Year Ended 8/31/2017	$37.83	0.57	3.15	3.72	(0.55)	(0.12)	(0.67)
Year Ended 8/31/2016	$36.07	0.53	2.63	3.16	(0.72)	(0.68)	(1.40)
Class R
Six Months Ended 2/28/2021 (Unaudited)	$47.73	0.13	3.57	3.70	(0.16)	(1.98)	(2.14)
Year Ended 8/31/2020	$42.23	0.42	6.68	7.10	(0.52)	(1.08)	(1.60)
Year Ended 8/31/2019	$42.53	0.53	1.18	1.71	(0.50)	(1.51)	(2.01)
Year Ended 8/31/2018	$40.56	0.38	2.57	2.95	(0.36)	(0.62)	(0.98)
Year Ended 8/31/2017	$37.54	0.33	3.12	3.45	(0.31)	(0.12)	(0.43)
Year Ended 8/31/2016	$35.79	0.29	2.63	2.92	(0.49)	(0.68)	(1.17)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Balanced Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$49.75	8.21%	0.59%(c)	0.59%(c)	1.16%(c)	66%	$621,330
Year Ended 8/31/2020	$48.15	18.00%	0.61%	0.61%	1.56%	140%	$573,567
Year Ended 8/31/2019	$42.60	5.14%	0.61%	0.61%	1.90%	119%	$377,342
Year Ended 8/31/2018	$42.88	8.01%	0.60%	0.60%	1.53%	76%	$308,783
Year Ended 8/31/2017	$40.88	9.96%	0.61%	0.61%	1.47%	63%	$190,322
Year Ended 8/31/2016	$37.83	9.02%	0.63%	0.63%	1.47%	60%	$118,553
Class R
Six Months Ended 2/28/2021 (Unaudited)	$49.29	7.88%	1.18%(c)	1.18%(c),(d)	0.57%(c)	66%	$130,162
Year Ended 8/31/2020	$47.73	17.32%	1.20%	1.20%(d)	0.98%	140%	$134,948
Year Ended 8/31/2019	$42.23	4.50%	1.20%	1.20%	1.30%	119%	$127,735
Year Ended 8/31/2018	$42.53	7.36%	1.20%	1.20%(d)	0.91%	76%	$133,485
Year Ended 8/31/2017	$40.56	9.27%	1.22%	1.22%(d)	0.86%	63%	$136,478
Year Ended 8/31/2016	$37.54	8.35%	1.28%	1.28%(d)	0.82%	60%	$79,917
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2021	41

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may
42	Columbia Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Balanced Fund | Semiannual Report 2021	43

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
44	Columbia Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2021:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,042,485*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Balanced Fund | Semiannual Report 2021	45

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(15,104,001)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(5,822,174)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	627,933,203

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2021.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
46	Columbia Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Balanced Fund | Semiannual Report 2021	47

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
48	Columbia Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.57% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Balanced Fund | Semiannual Report 2021	49

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.10
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expired on January 31, 2019. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at February 28, 2021 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,553, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2021, these minimum account balance fees reduced total expenses of the Fund by $1,460.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	2,478,973
Class C	—	1.00(b)	7,008

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
50	Columbia Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through December 31, 2021
Class A	1.08%
Advisor Class	0.83
Class C	1.83
Institutional Class	0.83
Institutional 2 Class	0.79
Institutional 3 Class	0.74
Class R	1.33
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
6,399,744,000	2,318,680,000	(42,335,000)	2,276,345,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2020 as arising on September 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
—	36,234,321
Columbia Balanced Fund | Semiannual Report 2021	51

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,231,431,698 and $5,290,862,511, respectively, for the six months ended February 28, 2021, of which $2,848,212,438 and $3,021,915,186, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
52	Columbia Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems,
Columbia Balanced Fund | Semiannual Report 2021	53

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2021, affiliated shareholders of record owned 38.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
54	Columbia Balanced Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Balanced Fund | Semiannual Report 2021	55

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
56	Columbia Balanced Fund | Semiannual Report 2021

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Columbia Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR120_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Columbia Contrarian Core Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Contrarian Core Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Contrarian Core Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of long-term capital appreciation and current income.
Portfolio management
Guy Pope, CFA
Portfolio Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	12.37	35.80	16.05	13.19
	Including sales charges		5.90	28.01	14.69	12.52
Advisor Class*		11/08/12	12.51	36.13	16.33	13.48
Class C	Excluding sales charges	12/09/02	11.95	34.76	15.17	12.35
	Including sales charges		10.95	33.76	15.17	12.35
Institutional Class		12/14/92	12.52	36.16	16.33	13.48
Institutional 2 Class*		11/08/12	12.56	36.27	16.44	13.58
Institutional 3 Class*		11/08/12	12.60	36.34	16.50	13.64
Class R		09/27/10	12.23	35.47	15.75	12.92
Class V	Excluding sales charges	02/12/93	12.41	35.84	16.04	13.17
	Including sales charges		5.93	28.01	14.68	12.51
Russell 1000 Index			11.78	34.28	17.37	13.58
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Contrarian Core Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2021)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2021)
Communication Services	13.0
Consumer Discretionary	11.7
Consumer Staples	3.3
Energy	2.9
Financials	13.7
Health Care	10.6
Industrials	8.9
Information Technology	29.0
Materials	4.4
Real Estate	0.9
Utilities	1.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Contrarian Core Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,123.70	1,019.62	5.21	4.95	1.00
Advisor Class	1,000.00	1,000.00	1,125.10	1,020.84	3.91	3.72	0.75
Class C	1,000.00	1,000.00	1,119.50	1,015.94	9.09	8.65	1.75
Institutional Class	1,000.00	1,000.00	1,125.20	1,020.84	3.91	3.72	0.75
Institutional 2 Class	1,000.00	1,000.00	1,125.60	1,021.19	3.54	3.37	0.68
Institutional 3 Class	1,000.00	1,000.00	1,126.00	1,021.43	3.28	3.12	0.63
Class R	1,000.00	1,000.00	1,122.30	1,018.39	6.50	6.19	1.25
Class V	1,000.00	1,000.00	1,124.10	1,019.62	5.21	4.95	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Contrarian Core Fund | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 12.9%
Entertainment 3.0%
Activision Blizzard, Inc.	1,817,748	173,794,886
Walt Disney Co. (The)(a)	880,835	166,513,049
Total		340,307,935
Interactive Media & Services 5.7%
Alphabet, Inc., Class A(a)	115,355	233,237,428
Alphabet, Inc., Class C(a)	128,792	262,331,273
Facebook, Inc., Class A(a)	629,674	162,216,616
Total		657,785,317
Media 2.9%
Comcast Corp., Class A	6,306,179	332,461,757
Wireless Telecommunication Services 1.3%
T-Mobile USA, Inc.(a)	1,269,590	152,312,712
Total Communication Services		1,482,867,721
Consumer Discretionary 11.6%
Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc.	704,989	96,816,139
McDonald’s Corp.	132,368	27,286,340
Total		124,102,479
Internet & Direct Marketing Retail 6.2%
Amazon.com, Inc.(a)	167,021	516,584,262
eBay, Inc.	3,464,058	195,442,152
Total		712,026,414
Multiline Retail 0.8%
Dollar Tree, Inc.(a)	942,661	92,569,310
Specialty Retail 2.5%
AutoZone, Inc.(a)	49,844	57,815,052
Lowe’s Companies, Inc.	1,253,290	200,213,078
Ulta Beauty, Inc.(a)	87,900	28,332,807
Total		286,360,937
Textiles, Apparel & Luxury Goods 1.1%
Tapestry, Inc.	2,239,386	94,367,726
Under Armour, Inc., Class A(a)	1,490,291	32,622,470
Total		126,990,196
Total Consumer Discretionary		1,342,049,336
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.3%
Beverages 0.5%
Coca-Cola Co. (The)	1,172,517	57,441,608
Food & Staples Retailing 1.1%
Sysco Corp.	1,586,374	126,322,962
Food Products 0.3%
Mondelez International, Inc., Class A	641,941	34,125,583
Tobacco 1.4%
Philip Morris International, Inc.	1,884,684	158,351,150
Total Consumer Staples		376,241,303
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	2,830,554	77,245,818
Chevron Corp.	1,553,261	155,326,100
EOG Resources, Inc.	1,501,278	96,922,508
Total		329,494,426
Total Energy		329,494,426
Financials 13.6%
Banks 4.6%
Bank of America Corp.	5,363,377	186,162,816
Citigroup, Inc.	1,869,020	123,131,037
JPMorgan Chase & Co.	1,468,147	216,067,194
Total		525,361,047
Capital Markets 4.0%
BlackRock, Inc.	233,784	162,362,988
Morgan Stanley	2,508,148	192,801,337
State Street Corp.	1,489,645	108,401,466
Total		463,565,791
Consumer Finance 1.8%
American Express Co.	1,532,415	207,274,453
Diversified Financial Services 2.3%
Berkshire Hathaway, Inc., Class B(a)	1,105,554	265,896,793
Insurance 0.9%
Aon PLC, Class A	458,892	104,494,297
Total Financials		1,566,592,381
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.6%
Biotechnology 1.2%
BioMarin Pharmaceutical, Inc.(a)	804,006	62,254,185
Vertex Pharmaceuticals, Inc.(a)	379,584	80,680,579
Total		142,934,764
Health Care Equipment & Supplies 4.4%
Abbott Laboratories	1,113,057	133,321,967
Dentsply Sirona, Inc.	1,520,950	80,716,816
Medtronic PLC	1,884,242	220,399,787
Stryker Corp.	278,966	67,702,259
Total		502,140,829
Health Care Providers & Services 1.8%
Anthem, Inc.	214,233	64,953,303
Cigna Corp.	399,526	83,860,508
CVS Health Corp.	927,117	63,164,481
Total		211,978,292
Pharmaceuticals 3.2%
Eli Lilly and Co.	634,885	130,081,588
Johnson & Johnson	1,463,585	231,919,679
Total		362,001,267
Total Health Care		1,219,055,152
Industrials 8.8%
Aerospace & Defense 2.6%
Raytheon Technologies Corp.	4,148,229	298,631,006
Building Products 0.9%
Carrier Global Corp.	2,907,446	106,209,002
Industrial Conglomerates 1.1%
Honeywell International, Inc.	620,508	125,559,794
Machinery 1.2%
Stanley Black & Decker, Inc.	820,702	143,491,538
Road & Rail 3.0%
Uber Technologies, Inc.(a)	2,840,809	147,011,866
Union Pacific Corp.	958,634	197,440,258
Total		344,452,124
Total Industrials		1,018,343,464
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 28.8%
Communications Equipment 0.6%
Cisco Systems, Inc.	1,548,529	69,482,496
Electronic Equipment, Instruments & Components 2.1%
TE Connectivity Ltd.	1,819,675	236,612,340
IT Services 6.5%
Fidelity National Information Services, Inc.	1,108,594	152,985,972
Fiserv, Inc.(a)	1,338,932	154,472,585
MasterCard, Inc., Class A	862,417	305,166,255
PayPal Holdings, Inc.(a)	544,522	141,494,042
Total		754,118,854
Semiconductors & Semiconductor Equipment 3.3%
Lam Research Corp.	234,004	132,724,729
Marvell Technology Group Ltd.	467,279	22,560,230
NVIDIA Corp.	208,977	114,640,603
NXP Semiconductors NV	608,663	111,111,430
Total		381,036,992
Software 10.0%
Adobe, Inc.(a)	224,846	103,354,961
Autodesk, Inc.(a)	345,776	95,434,176
Intuit, Inc.	336,405	131,245,047
Microsoft Corp.	2,948,954	685,277,930
Palo Alto Networks, Inc.(a)	367,429	131,653,485
Total		1,146,965,599
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	5,129,253	621,973,219
Western Digital Corp.	1,601,954	109,781,908
Total		731,755,127
Total Information Technology		3,319,971,408
Materials 4.3%
Chemicals 3.9%
Air Products & Chemicals, Inc.	164,211	41,975,616
Corteva, Inc.	2,278,001	102,851,745
International Flavors & Fragrances, Inc.	1,150,891	155,957,239
Nutrien Ltd.	2,341,881	126,367,899
Sherwin-Williams Co. (The)	40,219	27,362,594
Total		454,515,093

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.4%
Newmont Corp.	827,249	44,985,801
Total Materials		499,500,894
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.9%
American Tower Corp.	459,609	99,335,293
Total Real Estate		99,335,293
Utilities 1.6%
Electric Utilities 0.8%
American Electric Power Co., Inc.	1,149,763	86,059,761
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)	3,645,141	96,814,945
Total Utilities		182,874,706
Total Common Stocks (Cost $6,350,185,614)		11,436,326,084

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(b),(c)	49,391,576	49,386,637
Total Money Market Funds (Cost $49,385,497)		49,386,637
Total Investments in Securities (Cost: $6,399,571,111)		11,485,712,721
Other Assets & Liabilities, Net		31,059,532
Net Assets		11,516,772,253

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	67,189,617	1,276,682,757	(1,294,475,694)	(10,043)	49,386,637	6,150	50,233	49,391,576
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Core Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,482,867,721	—	—	1,482,867,721
Consumer Discretionary	1,342,049,336	—	—	1,342,049,336
Consumer Staples	376,241,303	—	—	376,241,303
Energy	329,494,426	—	—	329,494,426
Financials	1,566,592,381	—	—	1,566,592,381
Health Care	1,219,055,152	—	—	1,219,055,152
Industrials	1,018,343,464	—	—	1,018,343,464
Information Technology	3,319,971,408	—	—	3,319,971,408
Materials	499,500,894	—	—	499,500,894
Real Estate	99,335,293	—	—	99,335,293
Utilities	182,874,706	—	—	182,874,706
Total Common Stocks	11,436,326,084	—	—	11,436,326,084
Money Market Funds	49,386,637	—	—	49,386,637
Total Investments in Securities	11,485,712,721	—	—	11,485,712,721
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,350,185,614)	$11,436,326,084
Affiliated issuers (cost $49,385,497)	49,386,637
Receivable for:
Investments sold	31,128,693
Capital shares sold	9,453,098
Dividends	11,835,698
Prepaid expenses	155,330
Trustees’ deferred compensation plan	886,547
Other assets	52,317
Total assets	11,539,224,404
Liabilities
Payable for:
Investments purchased	11,933,038
Capital shares purchased	8,358,006
Management services fees	192,872
Distribution and/or service fees	29,788
Transfer agent fees	933,634
Compensation of board members	19,105
Compensation of chief compliance officer	515
Other expenses	98,646
Trustees’ deferred compensation plan	886,547
Total liabilities	22,452,151
Net assets applicable to outstanding capital stock	$11,516,772,253
Represented by
Paid in capital	6,021,448,572
Total distributable earnings (loss)	5,495,323,681
Total - representing net assets applicable to outstanding capital stock	$11,516,772,253
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Core Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
February 28, 2021 (Unaudited)
Class A
Net assets	$1,761,195,950
Shares outstanding	56,681,355
Net asset value per share	$31.07
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$32.97
Advisor Class
Net assets	$647,592,861
Shares outstanding	20,222,122
Net asset value per share	$32.02
Class C
Net assets	$529,481,690
Shares outstanding	19,265,090
Net asset value per share	$27.48
Institutional Class
Net assets	$4,605,598,981
Shares outstanding	146,863,755
Net asset value per share	$31.36
Institutional 2 Class
Net assets	$743,345,916
Shares outstanding	23,233,973
Net asset value per share	$31.99
Institutional 3 Class
Net assets	$2,913,383,785
Shares outstanding	91,000,355
Net asset value per share	$32.02
Class R
Net assets	$129,953,931
Shares outstanding	4,179,305
Net asset value per share	$31.09
Class V
Net assets	$186,219,139
Shares outstanding	6,066,361
Net asset value per share	$30.70
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$32.57
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$74,202,748
Dividends — affiliated issuers	50,233
Interfund lending	421
Foreign taxes withheld	(856,850)
Total income	73,396,552
Expenses:
Management services fees	32,318,181
Distribution and/or service fees
Class A	2,042,216
Class C	2,614,453
Class R	305,406
Class V	215,598
Transfer agent fees
Class A	1,075,401
Advisor Class	386,451
Class C	344,009
Institutional Class	2,813,944
Institutional 2 Class	193,022
Institutional 3 Class	86,611
Class R	80,387
Class V	113,517
Compensation of board members	86,210
Custodian fees	22,395
Printing and postage fees	180,982
Registration fees	107,453
Audit fees	14,467
Legal fees	94,665
Compensation of chief compliance officer	1,600
Other	282,887
Total expenses	43,379,855
Expense reduction	(7,235)
Total net expenses	43,372,620
Net investment income	30,023,932
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	626,586,423
Investments — affiliated issuers	6,150
Foreign currency translations	1,663
Net realized gain	626,594,236
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	636,793,634
Investments — affiliated issuers	(10,043)
Net change in unrealized appreciation (depreciation)	636,783,591
Net realized and unrealized gain	1,263,377,827
Net increase in net assets resulting from operations	$1,293,401,759
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Core Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income	$30,023,932	$81,528,110
Net realized gain	626,594,236	723,669,357
Net change in unrealized appreciation (depreciation)	636,783,591	1,296,233,854
Net increase in net assets resulting from operations	1,293,401,759	2,101,431,321
Distributions to shareholders
Net investment income and net realized gains
Class A	(121,933,982)	(89,291,280)
Advisor Class	(44,172,711)	(34,154,954)
Class C	(40,970,431)	(31,074,333)
Institutional Class	(327,244,245)	(232,243,370)
Institutional 2 Class	(52,880,480)	(37,971,604)
Institutional 3 Class	(191,447,614)	(129,307,199)
Class R	(8,820,479)	(6,747,248)
Class V	(13,110,291)	(8,881,604)
Total distributions to shareholders	(800,580,233)	(569,671,592)
Increase (decrease) in net assets from capital stock activity	571,933,195	(819,268,273)
Total increase in net assets	1,064,754,721	712,491,456
Net assets at beginning of period	10,452,017,532	9,739,526,076
Net assets at end of period	$11,516,772,253	$10,452,017,532
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,005,216	120,555,665	6,518,136	168,029,494
Distributions reinvested	3,825,007	112,722,971	3,240,240	83,338,985
Redemptions	(6,483,840)	(194,546,849)	(15,974,483)	(409,096,191)
Net increase (decrease)	1,346,383	38,731,787	(6,216,107)	(157,727,712)
Advisor Class
Subscriptions	2,005,056	62,466,820	4,149,763	109,075,546
Distributions reinvested	1,400,438	42,517,289	1,232,835	32,583,826
Redemptions	(2,318,107)	(70,972,339)	(9,568,268)	(254,229,730)
Net increase (decrease)	1,087,387	34,011,770	(4,185,670)	(112,570,358)
Class C
Subscriptions	784,251	20,977,438	1,849,103	41,932,095
Distributions reinvested	1,503,216	39,248,973	1,227,901	28,278,555
Redemptions	(3,684,282)	(98,312,460)	(7,007,506)	(162,219,151)
Net decrease	(1,396,815)	(38,086,049)	(3,930,502)	(92,008,501)
Institutional Class
Subscriptions	11,731,599	352,901,987	19,780,676	510,861,111
Distributions reinvested	10,263,303	305,128,008	8,293,675	214,972,052
Redemptions	(15,811,994)	(480,946,572)	(41,468,758)	(1,074,833,057)
Net increase (decrease)	6,182,908	177,083,423	(13,394,407)	(348,999,894)
Institutional 2 Class
Subscriptions	2,992,251	92,975,801	3,827,973	100,615,453
Distributions reinvested	1,742,501	52,832,640	1,435,491	37,896,953
Redemptions	(2,842,721)	(87,865,385)	(8,305,184)	(220,747,047)
Net increase (decrease)	1,892,031	57,943,056	(3,041,720)	(82,234,641)
Institutional 3 Class
Subscriptions	12,240,946	373,092,754	19,120,373	492,358,751
Distributions reinvested	4,752,273	144,183,977	3,577,079	94,470,658
Redemptions	(7,120,677)	(220,787,401)	(22,631,525)	(591,128,111)
Net increase (decrease)	9,872,542	296,489,330	65,927	(4,298,702)
Class R
Subscriptions	314,343	9,541,985	565,967	14,744,943
Distributions reinvested	294,359	8,686,521	243,321	6,267,954
Redemptions	(622,164)	(18,785,466)	(1,520,160)	(38,825,607)
Net decrease	(13,462)	(556,960)	(710,872)	(17,812,710)
Class V
Subscriptions	107,374	3,126,487	89,875	2,274,120
Distributions reinvested	322,454	9,389,850	249,825	6,353,064
Redemptions	(209,989)	(6,199,499)	(475,097)	(12,242,939)
Net increase (decrease)	219,839	6,316,838	(135,397)	(3,615,755)
Total net increase (decrease)	19,190,813	571,933,195	(31,548,748)	(819,268,273)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Core Fund | Semiannual Report 2021

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Columbia Contrarian Core Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2021 (Unaudited)	$29.79	0.06	3.50	3.56	(0.17)	(2.11)	(2.28)
Year Ended 8/31/2020	$25.48	0.18	5.65	5.83	(0.23)	(1.29)	(1.52)
Year Ended 8/31/2019	$27.19	0.22	0.19	0.41	(0.22)	(1.90)	(2.12)
Year Ended 8/31/2018	$25.41	0.18	3.05	3.23	(0.18)	(1.27)	(1.45)
Year Ended 8/31/2017	$22.29	0.19	3.25	3.44	(0.15)	(0.17)	(0.32)
Year Ended 8/31/2016	$21.27	0.15	2.05	2.20	(0.55)	(0.63)	(1.18)
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$30.66	0.10	3.61	3.71	(0.24)	(2.11)	(2.35)
Year Ended 8/31/2020	$26.19	0.25	5.80	6.05	(0.29)	(1.29)	(1.58)
Year Ended 8/31/2019	$27.89	0.29	0.19	0.48	(0.28)	(1.90)	(2.18)
Year Ended 8/31/2018	$26.02	0.25	3.13	3.38	(0.24)	(1.27)	(1.51)
Year Ended 8/31/2017	$22.81	0.26	3.33	3.59	(0.21)	(0.17)	(0.38)
Year Ended 8/31/2016	$21.74	0.21	2.09	2.30	(0.60)	(0.63)	(1.23)
Class C
Six Months Ended 2/28/2021 (Unaudited)	$26.53	(0.05)	3.11	3.06	—	(2.11)	(2.11)
Year Ended 8/31/2020	$22.84	(0.02)	5.04	5.02	(0.04)	(1.29)	(1.33)
Year Ended 8/31/2019	$24.57	0.04	0.15	0.19	(0.02)	(1.90)	(1.92)
Year Ended 8/31/2018	$23.09	(0.01)	2.76	2.75	—	(1.27)	(1.27)
Year Ended 8/31/2017	$20.28	0.01	2.97	2.98	(0.00)(f)	(0.17)	(0.17)
Year Ended 8/31/2016	$19.43	(0.00)(f)	1.86	1.86	(0.38)	(0.63)	(1.01)
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$30.07	0.09	3.55	3.64	(0.24)	(2.11)	(2.35)
Year Ended 8/31/2020	$25.71	0.24	5.70	5.94	(0.29)	(1.29)	(1.58)
Year Ended 8/31/2019	$27.42	0.29	0.18	0.47	(0.28)	(1.90)	(2.18)
Year Ended 8/31/2018	$25.61	0.25	3.07	3.32	(0.24)	(1.27)	(1.51)
Year Ended 8/31/2017	$22.45	0.25	3.29	3.54	(0.21)	(0.17)	(0.38)
Year Ended 8/31/2016	$21.42	0.21	2.05	2.26	(0.60)	(0.63)	(1.23)
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$30.64	0.11	3.61	3.72	(0.26)	(2.11)	(2.37)
Year Ended 8/31/2020	$26.17	0.27	5.80	6.07	(0.31)	(1.29)	(1.60)
Year Ended 8/31/2019	$27.88	0.32	0.18	0.50	(0.31)	(1.90)	(2.21)
Year Ended 8/31/2018	$26.01	0.28	3.13	3.41	(0.27)	(1.27)	(1.54)
Year Ended 8/31/2017	$22.80	0.28	3.33	3.61	(0.23)	(0.17)	(0.40)
Year Ended 8/31/2016	$21.73	0.24	2.09	2.33	(0.63)	(0.63)	(1.26)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Core Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2021 (Unaudited)	$31.07	12.37%	1.00%(c)	1.00%(c),(d)	0.38%(c)	29%	$1,761,196
Year Ended 8/31/2020	$29.79	23.80%	1.02%	1.02%(d)	0.67%	51%	$1,648,211
Year Ended 8/31/2019	$25.48	2.49%	1.03%(e)	1.03%(e)	0.91%	53%	$1,568,622
Year Ended 8/31/2018	$27.19	13.09%	1.02%	1.02%(d)	0.70%	63%	$1,912,203
Year Ended 8/31/2017	$25.41	15.61%	1.04%	1.04%(d)	0.82%	52%	$1,941,062
Year Ended 8/31/2016	$22.29	10.79%	1.07%	1.07%(d)	0.72%	47%	$2,860,806
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$32.02	12.51%	0.75%(c)	0.75%(c),(d)	0.63%(c)	29%	$647,593
Year Ended 8/31/2020	$30.66	24.06%	0.77%	0.77%(d)	0.92%	51%	$586,655
Year Ended 8/31/2019	$26.19	2.74%	0.78%(e)	0.78%(e)	1.16%	53%	$610,686
Year Ended 8/31/2018	$27.89	13.39%	0.77%	0.77%(d)	0.95%	63%	$743,515
Year Ended 8/31/2017	$26.02	15.91%	0.80%	0.80%(d)	1.07%	52%	$596,704
Year Ended 8/31/2016	$22.81	11.07%	0.82%	0.82%(d)	0.99%	47%	$377,946
Class C
Six Months Ended 2/28/2021 (Unaudited)	$27.48	11.95%	1.75%(c)	1.75%(c),(d)	(0.37%)(c)	29%	$529,482
Year Ended 8/31/2020	$26.53	22.85%	1.77%	1.77%(d)	(0.08%)	51%	$548,126
Year Ended 8/31/2019	$22.84	1.73%	1.78%(e)	1.78%(e)	0.16%	53%	$561,716
Year Ended 8/31/2018	$24.57	12.23%	1.77%	1.77%(d)	(0.05%)	63%	$708,041
Year Ended 8/31/2017	$23.09	14.80%	1.79%	1.79%(d)	0.07%	52%	$748,148
Year Ended 8/31/2016	$20.28	9.98%	1.83%	1.83%(d)	(0.02%)	47%	$669,226
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$31.36	12.52%	0.75%(c)	0.75%(c),(d)	0.63%(c)	29%	$4,605,599
Year Ended 8/31/2020	$30.07	24.08%	0.77%	0.77%(d)	0.92%	51%	$4,230,127
Year Ended 8/31/2019	$25.71	2.75%	0.78%(e)	0.78%(e)	1.16%	53%	$3,961,440
Year Ended 8/31/2018	$27.42	13.37%	0.77%	0.77%(d)	0.95%	63%	$4,889,699
Year Ended 8/31/2017	$25.61	15.95%	0.80%	0.80%(d)	1.07%	52%	$4,958,099
Year Ended 8/31/2016	$22.45	11.05%	0.82%	0.82%(d)	0.99%	47%	$4,234,639
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$31.99	12.56%	0.68%(c)	0.68%(c)	0.71%(c)	29%	$743,346
Year Ended 8/31/2020	$30.64	24.19%	0.69%	0.69%	1.00%	51%	$653,968
Year Ended 8/31/2019	$26.17	2.81%	0.68%(e)	0.68%(e)	1.25%	53%	$638,213
Year Ended 8/31/2018	$27.88	13.50%	0.68%	0.68%	1.04%	63%	$894,849
Year Ended 8/31/2017	$26.01	16.05%	0.69%	0.69%	1.17%	52%	$779,002
Year Ended 8/31/2016	$22.80	11.22%	0.70%	0.70%	1.12%	47%	$627,659
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$30.67	0.11	3.62	3.73	(0.27)	(2.11)	(2.38)
Year Ended 8/31/2020	$26.19	0.28	5.81	6.09	(0.32)	(1.29)	(1.61)
Year Ended 8/31/2019	$27.89	0.33	0.19	0.52	(0.32)	(1.90)	(2.22)
Year Ended 8/31/2018	$26.03	0.29	3.12	3.41	(0.28)	(1.27)	(1.55)
Year Ended 8/31/2017	$22.81	0.30	3.33	3.63	(0.24)	(0.17)	(0.41)
Year Ended 8/31/2016	$21.75	0.27	2.06	2.33	(0.64)	(0.63)	(1.27)
Class R
Six Months Ended 2/28/2021 (Unaudited)	$29.78	0.02	3.50	3.52	(0.10)	(2.11)	(2.21)
Year Ended 8/31/2020	$25.48	0.11	5.64	5.75	(0.16)	(1.29)	(1.45)
Year Ended 8/31/2019	$27.18	0.16	0.19	0.35	(0.15)	(1.90)	(2.05)
Year Ended 8/31/2018	$25.41	0.12	3.04	3.16	(0.12)	(1.27)	(1.39)
Year Ended 8/31/2017	$22.29	0.14	3.25	3.39	(0.10)	(0.17)	(0.27)
Year Ended 8/31/2016	$21.26	0.10	2.05	2.15	(0.49)	(0.63)	(1.12)
Class V
Six Months Ended 2/28/2021 (Unaudited)	$29.45	0.06	3.47	3.53	(0.17)	(2.11)	(2.28)
Year Ended 8/31/2020	$25.22	0.17	5.58	5.75	(0.23)	(1.29)	(1.52)
Year Ended 8/31/2019	$26.93	0.22	0.19	0.41	(0.22)	(1.90)	(2.12)
Year Ended 8/31/2018	$25.18	0.18	3.02	3.20	(0.18)	(1.27)	(1.45)
Year Ended 8/31/2017	$22.09	0.19	3.22	3.41	(0.15)	(0.17)	(0.32)
Year Ended 8/31/2016	$21.08	0.15	2.04	2.19	(0.55)	(0.63)	(1.18)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Contrarian Core Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$32.02	12.60%	0.63%(c)	0.63%(c)	0.75%(c)	29%	$2,913,384
Year Ended 8/31/2020	$30.67	24.26%	0.64%	0.64%	1.05%	51%	$2,487,886
Year Ended 8/31/2019	$26.19	2.90%	0.64%(e)	0.64%(e)	1.30%	53%	$2,123,062
Year Ended 8/31/2018	$27.89	13.50%	0.63%	0.63%	1.10%	63%	$2,101,809
Year Ended 8/31/2017	$26.03	16.14%	0.65%	0.65%	1.23%	52%	$1,574,824
Year Ended 8/31/2016	$22.81	11.22%	0.65%	0.65%	1.23%	47%	$329,514
Class R
Six Months Ended 2/28/2021 (Unaudited)	$31.09	12.23%	1.25%(c)	1.25%(c),(d)	0.13%(c)	29%	$129,954
Year Ended 8/31/2020	$29.78	23.47%	1.27%	1.27%(d)	0.42%	51%	$124,853
Year Ended 8/31/2019	$25.48	2.24%	1.28%(e)	1.28%(e)	0.66%	53%	$124,951
Year Ended 8/31/2018	$27.18	12.78%	1.27%	1.27%(d)	0.45%	63%	$145,912
Year Ended 8/31/2017	$25.41	15.34%	1.29%	1.29%(d)	0.57%	52%	$132,392
Year Ended 8/31/2016	$22.29	10.55%	1.32%	1.32%(d)	0.49%	47%	$96,586
Class V
Six Months Ended 2/28/2021 (Unaudited)	$30.70	12.41%	1.00%(c)	1.00%(c),(d)	0.38%(c)	29%	$186,219
Year Ended 8/31/2020	$29.45	23.73%	1.02%	1.02%(d)	0.67%	51%	$172,192
Year Ended 8/31/2019	$25.22	2.52%	1.03%(e)	1.03%(e)	0.91%	53%	$150,836
Year Ended 8/31/2018	$26.93	13.09%	1.02%	1.02%(d)	0.70%	63%	$163,335
Year Ended 8/31/2017	$25.18	15.61%	1.04%	1.04%(d)	0.82%	52%	$154,392
Year Ended 8/31/2016	$22.09	10.83%	1.08%	1.08%(d)	0.71%	47%	$146,879
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2021	19

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20	Columbia Contrarian Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Contrarian Core Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.61% of the Fund’s average daily net assets.
22	Columbia Contrarian Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.13
Class V	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2021, these minimum account balance fees reduced total expenses of the Fund by $7,235.
Columbia Contrarian Core Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	658,715
Class C	—	1.00(b)	2,750
Class V	5.75	0.50 - 1.00(a)	2,017

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Contrarian Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2021 through December 31, 2021	Prior to January 1, 2021
Class A	1.03%	1.03%
Advisor Class	0.78	0.78
Class C	1.78	1.78
Institutional Class	0.78	0.78
Institutional 2 Class	0.71	0.69
Institutional 3 Class	0.66	0.64
Class R	1.28	1.28
Class V	1.03	1.03
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
6,399,571,000	5,129,324,000	(43,182,000)	5,086,142,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2020 as arising on September 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
—	163,854,151
Columbia Contrarian Core Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,047,278,940 and $3,228,396,638, respectively, for the six months ended February 28, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	6,900,000	0.73	3
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank,
26	Columbia Contrarian Core Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Columbia Contrarian Core Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At February 28, 2021, one unaffiliated shareholders of record owned 12.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Contrarian Core Fund | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Contrarian Core Fund | Semiannual Report 2021	29

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Columbia Contrarian Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR133_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Columbia Emerging Markets Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Emerging Markets Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Emerging Markets Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2008
Robert Cameron
Portfolio Manager
Managed Fund since 2008
Perry Vickery, CFA
Portfolio Manager
Managed Fund since 2017
Derek Lin, CFA
Portfolio Manager
Managed Fund since 2020
Darren Powell, CFA
Portfolio Manager
Managed Fund since March 2021
*Effective March 1, 2021, Young Kim no longer serves as a portfolio manager of the Fund.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	26.05	50.34	19.04	7.23
	Including sales charges		18.82	41.67	17.64	6.59
Advisor Class*		03/19/13	26.19	50.71	19.35	7.50
Class C	Excluding sales charges	09/28/07	25.57	49.12	18.18	6.43
	Including sales charges		24.57	48.12	18.18	6.43
Institutional Class		01/02/98	26.20	50.71	19.35	7.50
Institutional 2 Class*		11/08/12	26.19	50.82	19.51	7.63
Institutional 3 Class*		11/08/12	26.24	50.87	19.57	7.67
Class R		09/27/10	25.87	49.91	18.77	6.97
MSCI Emerging Markets Index (Net)			22.32	36.05	15.24	4.41
MSCI EAFE Index (Net)			14.33	22.46	9.73	5.04
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net) and the MSCI EAFE Index (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Emerging Markets Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2021)
Communication Services	13.2
Consumer Discretionary	23.0
Consumer Staples	2.7
Energy	3.6
Financials	16.8
Health Care	7.4
Industrials	5.7
Information Technology	24.5
Materials	1.6
Real Estate	1.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2021)
Argentina	1.3
Brazil	8.4
Canada	0.5
China	32.3
Cyprus	0.8
Hong Kong	2.7
Hungary	1.5
India	11.3
Indonesia	3.6
Kazakhstan	0.3
Philippines	0.9
Poland	1.2
Russian Federation	5.3
South Africa	2.8
South Korea	13.2
Taiwan	10.1
Thailand	0.8
United States(a)	3.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Emerging Markets Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,260.50	1,017.41	8.04	7.17	1.45
Advisor Class	1,000.00	1,000.00	1,261.90	1,018.64	6.66	5.94	1.20
Class C	1,000.00	1,000.00	1,255.70	1,013.73	12.17	10.86	2.20
Institutional Class	1,000.00	1,000.00	1,262.00	1,018.64	6.66	5.94	1.20
Institutional 2 Class	1,000.00	1,000.00	1,261.90	1,019.18	6.05	5.40	1.09
Institutional 3 Class	1,000.00	1,000.00	1,262.40	1,019.37	5.82	5.20	1.05
Class R	1,000.00	1,000.00	1,258.70	1,016.18	9.42	8.40	1.70
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Emerging Markets Fund | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.4%
Issuer	Shares	Value ($)
Argentina 1.3%
Globant SA(a)	42,144	9,049,160
MercadoLibre, Inc.(a)	10,623	17,401,642
Total		26,450,802
Brazil 7.0%
Afya Ltd., Class A(a)	526,037	11,793,750
Arco Platform Ltd., Class A(a)	178,076	6,330,602
Banco BTG Pactual SA	822,775	15,011,731
BK Brasil Operacao e Assessoria a Restaurantes SA	2,166,349	3,440,367
Hapvida Participacoes e Investimentos SA	1,567,107	4,331,481
Itaú Unibanco Holding SA, ADR	1,396,498	6,326,136
Localiza Rent a Car SA	1,040,622	10,806,931
Locaweb Servicos de Internet SA	1,967,893	10,000,641
Lojas Renner SA	797,839	5,192,032
Magazine Luiza SA	3,435,642	14,897,059
Notre Dame Intermedica Participacoes SA	540,975	8,340,216
Pagseguro Digital Ltd., Class A(a)	303,786	17,637,815
Stone Co., Ltd., Class A(a)	185,901	15,952,165
XP, Inc., Class A(a)	329,190	14,530,447
Total		144,591,373
Canada 0.5%
Parex Resources, Inc.(a)	634,146	10,135,573
China 32.7%
Alibaba Group Holding Ltd., ADR(a)	492,022	116,983,151
BeiGene Ltd., ADR(a)	19,358	6,194,560
Burning Rock Biotech Ltd., ADR(a)	199,181	7,168,524
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Resources Cement Holdings Ltd.	10,490,000	12,480,838
China Resources Mixc Lifestyle Services Ltd.(a)	230,563	1,422,357
Country Garden Services Holdings Co., Ltd.	4,345,000	35,740,482
Everest Medicines Ltd.(a)	924,500	9,600,326
Glodon Co., Ltd., Class A	549,215	6,014,546
Hangzhou Robam Appliances Co., Ltd., Class A	1,221,130	7,147,050
JD.com, Inc., ADR(a)	424,802	39,876,164
Jinke Smart Services Group Co., Ltd., Class H(a)	1,510,900	15,721,973
Kingdee International Software Group Co., Ltd.(a)	3,072,000	10,994,717
Kuaishou Technology(a)	227,015	9,037,927
Common Stocks (continued)
Issuer	Shares	Value ($)
Kweichow Moutai Co., Ltd., Class A	46,048	15,149,181
Li Ning Co., Ltd.	3,665,500	20,572,797
Midea Group Co., Ltd., Class A	878,653	12,669,932
NetEase, Inc., ADR	132,593	14,565,341
New Horizon Health Ltd.(a)	1,420,500	10,997,431
New Oriental Education & Technology Group, Inc., ADR(a)	76,156	13,526,829
Ping An Insurance Group Co. of China Ltd., Class H	1,584,500	19,607,515
Shenzhou International Group Holdings Ltd.	907,300	18,814,172
Silergy Corp.	139,000	13,343,870
Skshu Paint Co., Ltd.	394,319	10,987,766
Songcheng Performance Development Co., Ltd., Class A	5,164,985	16,114,688
TAL Education Group, ADR(a)	245,840	19,062,434
Tencent Holdings Ltd.	1,573,900	136,924,599
WuXi AppTec Co., Ltd., Class H	974,352	20,286,829
WuXi Biologics Cayman, Inc.(a)	2,568,000	31,814,750
Xpeng, Inc., ADR(a)	435,297	14,847,981
Zai Lab Ltd., ADR(a)	64,089	9,454,409
Total		677,123,140
Cyprus 0.8%
Ozon Holdings PLC, ADR(a)	269,489	15,994,172
Hong Kong 2.7%
AIA Group Ltd.	1,777,800	22,420,601
Galaxy Entertainment Group Ltd.	831,000	7,580,931
Techtronic Industries Co., Ltd.	1,773,264	26,988,951
Total		56,990,483
Hungary 1.5%
OTP Bank Nyrt(a)	521,018	23,632,349
Richter Gedeon Nyrt	254,095	7,228,506
Total		30,860,855
India 11.5%
Apollo Hospitals Enterprise Ltd.	320,951	13,351,821
Asian Paints Ltd.	315,428	9,793,693
AU Small Finance Bank Ltd.(a)	777,505	11,912,802
Avenue Supermarts Ltd.(a)	258,527	10,537,431
Bajaj Finance Ltd.	142,376	10,197,661
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Emerging Markets Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Balkrishna Industries Ltd.	322,859	6,834,159
Divi’s Laboratories Ltd.(a)	147,917	6,759,044
Dixon Technologies India Ltd.	60,849	16,386,507
Eicher Motors Ltd.	273,726	9,289,507
HDFC Bank Ltd., ADR(a)	389,994	30,864,125
HDFC Life Insurance Co., Ltd.(a)	1,113,092	10,606,512
InterGlobe Aviation Ltd.(a)	363,355	8,028,083
Jubilant Foodworks Ltd.	145,684	5,934,138
Kotak Mahindra Bank Ltd.(a)	818,414	19,835,029
Mindtree Ltd.	322,544	7,016,974
PVR Ltd.	213,044	3,942,582
Reliance Industries Ltd.	1,303,063	36,937,205
SBI Cards & Payment Services Ltd.	721,897	10,499,048
Tech Mahindra Ltd.	679,833	8,491,748
Total		237,218,069
Indonesia 3.7%
PT Ace Hardware Indonesia Tbk	69,304,200	7,412,004
PT Bank BTPN Syariah Tbk	35,213,200	10,114,060
PT Bank Central Asia Tbk	12,671,000	29,811,651
PT Bank Rakyat Indonesia Persero Tbk	87,760,500	28,908,738
Total		76,246,453
Kazakhstan 0.3%
Kaspi.KZ JSC, GDR(a),(b),(c),(d)	85,683	6,040,651
Philippines 0.9%
Ayala Land, Inc.	16,369,900	13,179,646
BDO Unibank, Inc.	2,599,880	5,645,888
Total		18,825,534
Poland 1.1%
Allegro.eu SA(a)	312,006	5,355,097
Dino Polska SA(a)	286,463	18,791,940
Total		24,147,037
Russian Federation 5.3%
Detsky Mir PJSC	5,592,360	10,647,777
Lukoil PJSC, ADR	344,157	25,643,628
Mail.Ru Group Ltd., GDR(a),(d)	190,873	5,124,940
Sberbank of Russia PJSC, ADR	1,948,820	28,359,116
TCS Group Holding PLC, GDR(d)	219,033	11,455,074
Common Stocks (continued)
Issuer	Shares	Value ($)
Yandex NV, Class A(a)	453,173	28,996,274
Total		110,226,809
South Africa 2.8%
AVI Ltd.	773,439	3,629,189
Capitec Bank Holdings Ltd.(a)	113,763	10,069,634
Clicks Group Ltd.	383,055	6,196,219
Naspers Ltd., Class N	162,900	38,440,725
Total		58,335,767
South Korea 12.2%
Ecopro BM Co., Ltd.	43,376	6,249,108
Kakao Corp.	37,308	16,182,079
NAVER Corp.	60,012	19,979,311
Pearl Abyss Corp.(a)	31,912	8,215,471
Samsung Biologics Co., Ltd.(a)	23,059	15,363,551
Samsung Electro-Mechanics Co., Ltd.	148,261	24,942,919
Samsung Electronics Co., Ltd.	1,202,629	88,135,474
Samsung SDI Co., Ltd.	38,356	22,949,529
SK Hynix, Inc.	397,798	49,965,402
Total		251,982,844
Taiwan 10.3%
Delta Electronics	1,438,000	14,473,791
MediaTek, Inc.	1,105,000	35,466,747
Sea Ltd. ADR(a)	107,727	25,390,176
Taiwan Semiconductor Manufacturing Co., Ltd.	5,832,048	127,412,969
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	77,001	9,697,506
Total		212,441,189
Thailand 0.8%
Muangthai Capital PCL, Foreign Registered Shares	7,553,800	16,080,961
Total Common Stocks (Cost $961,727,465)		1,973,691,712

Preferred Stocks 2.8%
Issuer	Shares	Value ($)
Brazil 1.6%
Azul SA(a)	3,865,417	27,851,529
Lojas Americanas SA	1,000,859	4,448,699
Total		32,300,228

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Preferred Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.2%
Samsung Electronics Co., Ltd.	388,057	25,100,245
Total Preferred Stocks (Cost $33,435,492)		57,400,473

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(e),(f)	63,104,413	63,098,103
Total Money Market Funds (Cost $63,098,103)		63,098,103
Total Investments in Securities (Cost $1,058,261,060)		2,094,190,288
Other Assets & Liabilities, Net		(26,219,414)
Net Assets		$2,067,970,874
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $6,040,652, which represents 0.29% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $22,620,665, which represents 1.09% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	1,772,051	261,469,279	(200,143,221)	(6)	63,098,103	(1,362)	15,294	63,104,413
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Emerging Markets Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	26,450,802	—	—	26,450,802
Brazil	144,591,373	—	—	144,591,373
Canada	10,135,573	—	—	10,135,573
China	241,679,393	435,443,746	1	677,123,140
Cyprus	15,994,172	—	—	15,994,172
Hong Kong	—	56,990,483	—	56,990,483
Hungary	—	30,860,855	—	30,860,855
India	30,864,125	206,353,944	—	237,218,069
Indonesia	—	76,246,453	—	76,246,453
Kazakhstan	—	—	6,040,651	6,040,651
Philippines	—	18,825,534	—	18,825,534
Poland	—	24,147,037	—	24,147,037
Russian Federation	28,996,274	81,230,535	—	110,226,809
South Africa	—	58,335,767	—	58,335,767
South Korea	—	251,982,844	—	251,982,844
Taiwan	35,087,682	177,353,507	—	212,441,189
Thailand	—	16,080,961	—	16,080,961
Total Common Stocks	533,799,394	1,433,851,666	6,040,652	1,973,691,712
Preferred Stocks
Brazil	32,300,228	—	—	32,300,228
South Korea	—	25,100,245	—	25,100,245
Total Preferred Stocks	32,300,228	25,100,245	—	57,400,473
Money Market Funds	63,098,103	—	—	63,098,103
Total Investments in Securities	629,197,725	1,458,951,911	6,040,652	2,094,190,288
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Emerging Markets Fund | Semiannual Report 2021

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $995,162,957)	$2,031,092,185
Affiliated issuers (cost $63,098,103)	63,098,103
Receivable for:
Capital shares sold	8,437,835
Dividends	2,834,097
Foreign tax reclaims	191,659
Prepaid expenses	30,346
Trustees’ deferred compensation plan	153,057
Other assets	8,932
Total assets	2,105,846,214
Liabilities
Due to custodian	1,411
Payable for:
Investments purchased	26,439,009
Capital shares purchased	849,835
Foreign capital gains taxes deferred	10,135,843
Management services fees	54,940
Distribution and/or service fees	3,137
Transfer agent fees	137,825
Compensation of board members	4,219
Compensation of chief compliance officer	64
Other expenses	96,000
Trustees’ deferred compensation plan	153,057
Total liabilities	37,875,340
Net assets applicable to outstanding capital stock	$2,067,970,874
Represented by
Paid in capital	1,034,954,537
Total distributable earnings (loss)	1,033,016,337
Total - representing net assets applicable to outstanding capital stock	$2,067,970,874
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2021	11

Statement of Assets and Liabilities  (continued)
February 28, 2021 (Unaudited)
Class A
Net assets	$354,280,630
Shares outstanding	18,198,644
Net asset value per share	$19.47
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.66
Advisor Class
Net assets	$74,770,547
Shares outstanding	3,765,225
Net asset value per share	$19.86
Class C
Net assets	$20,780,394
Shares outstanding	1,146,956
Net asset value per share	$18.12
Institutional Class
Net assets	$433,859,485
Shares outstanding	22,013,255
Net asset value per share	$19.71
Institutional 2 Class
Net assets	$336,255,488
Shares outstanding	16,946,289
Net asset value per share	$19.84
Institutional 3 Class
Net assets	$841,083,685
Shares outstanding	42,205,517
Net asset value per share	$19.93
Class R
Net assets	$6,940,645
Shares outstanding	362,489
Net asset value per share	$19.15
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Emerging Markets Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,909,946
Dividends — affiliated issuers	15,294
Interfund lending	65
Foreign taxes withheld	(1,287,264)
Total income	7,638,041
Expenses:
Management services fees	8,337,183
Distribution and/or service fees
Class A	385,068
Class C	86,667
Class R	14,597
Transfer agent fees
Class A	247,960
Advisor Class	42,639
Class C	13,928
Institutional Class	256,773
Institutional 2 Class	71,300
Institutional 3 Class	24,334
Class R	4,699
Compensation of board members	20,121
Custodian fees	179,743
Printing and postage fees	40,612
Registration fees	94,421
Audit fees	16,063
Legal fees	15,026
Interest on interfund lending	436
Compensation of chief compliance officer	236
Other	151,347
Total expenses	10,003,153
Fees waived by transfer agent
Institutional 2 Class	(729)
Institutional 3 Class	(8,046)
Expense reduction	(1,080)
Total net expenses	9,993,298
Net investment loss	(2,355,257)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	64,187,897
Investments — affiliated issuers	(1,362)
Foreign currency translations	134,120
Net realized gain	64,320,655
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	327,926,528
Investments — affiliated issuers	(6)
Foreign currency translations	11,275
Foreign capital gains tax	(5,914,665)
Net change in unrealized appreciation (depreciation)	322,023,132
Net realized and unrealized gain	386,343,787
Net increase in net assets resulting from operations	$383,988,530
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income (loss)	$(2,355,257)	$113,865
Net realized gain	64,320,655	7,616,552
Net change in unrealized appreciation (depreciation)	322,023,132	328,845,379
Net increase in net assets resulting from operations	383,988,530	336,575,796
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,194,126)	(352,640)
Advisor Class	(619,352)	(90,619)
Class C	(87,144)	—
Institutional Class	(3,945,614)	(799,684)
Institutional 2 Class	(3,656,749)	(839,179)
Institutional 3 Class	(9,328,016)	(3,424,155)
Class R	(50,972)	—
Total distributions to shareholders	(20,881,973)	(5,506,277)
Increase (decrease) in net assets from capital stock activity	197,560,205	(100,581,917)
Total increase in net assets	560,666,762	230,487,602
Net assets at beginning of period	1,507,304,112	1,276,816,510
Net assets at end of period	$2,067,970,874	$1,507,304,112
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Emerging Markets Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,885,573	35,179,941	2,366,558	31,201,519
Distributions reinvested	168,671	3,091,734	24,245	337,978
Redemptions	(1,848,589)	(32,479,838)	(4,939,550)	(63,264,057)
Net increase (decrease)	205,655	5,791,837	(2,548,747)	(31,724,560)
Advisor Class
Subscriptions	1,473,695	28,723,688	1,706,606	23,720,610
Distributions reinvested	26,973	504,132	3,868	54,924
Redemptions	(498,107)	(9,037,286)	(817,199)	(10,682,774)
Net increase	1,002,561	20,190,534	893,275	13,092,760
Class C
Subscriptions	352,608	6,298,972	157,150	1,955,115
Distributions reinvested	5,055	86,387	—	—
Redemptions	(296,367)	(5,165,616)	(377,026)	(4,468,756)
Net increase (decrease)	61,296	1,219,743	(219,876)	(2,513,641)
Institutional Class
Subscriptions	7,283,760	138,961,991	6,964,392	92,041,250
Distributions reinvested	151,822	2,816,299	33,895	477,922
Redemptions	(1,909,751)	(34,341,929)	(7,655,513)	(94,663,389)
Net increase (decrease)	5,525,831	107,436,361	(657,226)	(2,144,217)
Institutional 2 Class
Subscriptions	3,577,424	68,304,018	7,202,064	92,394,274
Distributions reinvested	186,067	3,473,868	59,105	838,115
Redemptions	(1,832,992)	(34,616,811)	(5,291,466)	(69,921,745)
Net increase	1,930,499	37,161,075	1,969,703	23,310,644
Institutional 3 Class
Subscriptions	6,884,643	135,623,182	9,417,308	124,275,074
Distributions reinvested	241,286	4,524,119	119,756	1,705,319
Redemptions	(6,302,942)	(114,313,777)	(17,184,807)	(223,901,528)
Net increase (decrease)	822,987	25,833,524	(7,647,743)	(97,921,135)
Class R
Subscriptions	81,839	1,486,583	121,436	1,559,466
Distributions reinvested	2,322	41,897	—	—
Redemptions	(95,293)	(1,601,349)	(343,732)	(4,241,234)
Net decrease	(11,132)	(72,869)	(222,296)	(2,681,768)
Total net increase (decrease)	9,537,697	197,560,205	(8,432,910)	(100,581,917)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 2/28/2021 (Unaudited)	$15.60	(0.05)	4.10	4.05	(0.18)	(0.18)
Year Ended 8/31/2020	$12.15	(0.04)	3.51	3.47	(0.02)	(0.02)
Year Ended 8/31/2019	$12.15	0.01	(0.01)	0.00(f)	—	—
Year Ended 8/31/2018	$12.62	0.02	(0.47)	(0.45)	(0.02)	(0.02)
Year Ended 8/31/2017	$9.99	0.01	2.62	2.63	—	—
Year Ended 8/31/2016	$8.79	(0.01)	1.21	1.20	—	—
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$15.92	(0.03)	4.19	4.16	(0.22)	(0.22)
Year Ended 8/31/2020	$12.39	(0.01)	3.59	3.58	(0.05)	(0.05)
Year Ended 8/31/2019	$12.38	0.04	(0.02)	0.02	(0.01)	(0.01)
Year Ended 8/31/2018	$12.84	0.02	(0.43)	(0.41)	(0.05)	(0.05)
Year Ended 8/31/2017	$10.14	0.07	2.63	2.70	—	—
Year Ended 8/31/2016	$8.90	0.01	1.23	1.24	—	—
Class C
Six Months Ended 2/28/2021 (Unaudited)	$14.50	(0.11)	3.81	3.70	(0.08)	(0.08)
Year Ended 8/31/2020	$11.36	(0.13)	3.27	3.14	—	—
Year Ended 8/31/2019	$11.45	(0.08)	(0.01)	(0.09)	—	—
Year Ended 8/31/2018	$11.96	(0.08)	(0.43)	(0.51)	—	—
Year Ended 8/31/2017	$9.54	(0.06)	2.48	2.42	—	—
Year Ended 8/31/2016	$8.45	(0.08)	1.17	1.09	—	—
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$15.80	(0.03)	4.16	4.13	(0.22)	(0.22)
Year Ended 8/31/2020	$12.30	(0.01)	3.56	3.55	(0.05)	(0.05)
Year Ended 8/31/2019	$12.29	0.05	(0.03)	0.02	(0.01)	(0.01)
Year Ended 8/31/2018	$12.76	0.05	(0.47)	(0.42)	(0.05)	(0.05)
Year Ended 8/31/2017	$10.07	0.04	2.65	2.69	—	—
Year Ended 8/31/2016	$8.84	0.01	1.22	1.23	—	—
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$15.92	(0.02)	4.17	4.15	(0.23)	(0.23)
Year Ended 8/31/2020	$12.38	0.01	3.60	3.61	(0.07)	(0.07)
Year Ended 8/31/2019	$12.37	0.07	(0.03)	0.04	(0.03)	(0.03)
Year Ended 8/31/2018	$12.84	0.08	(0.49)	(0.41)	(0.06)	(0.06)
Year Ended 8/31/2017	$10.12	0.06	2.66	2.72	—	—
Year Ended 8/31/2016	$8.87	0.05	1.20	1.25	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Emerging Markets Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2021 (Unaudited)	$19.47	26.05%	1.45%(c),(d)	1.45%(c),(d),(e)	(0.55%)(c)	11%	$354,281
Year Ended 8/31/2020	$15.60	28.56%	1.55%(d)	1.54%(d),(e)	(0.29%)	29%	$280,741
Year Ended 8/31/2019	$12.15	0.00%	1.58%(d)	1.58%(d)	0.12%	38%	$249,512
Year Ended 8/31/2018	$12.15	(3.58%)	1.54%	1.54%(e)	0.12%	39%	$276,209
Year Ended 8/31/2017	$12.62	26.33%	1.65%(g)	1.62%(e),(g)	0.14%	51%	$270,816
Year Ended 8/31/2016	$9.99	13.65%	1.67%(g)	1.67%(e),(g)	(0.16%)	81%	$244,190
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$19.86	26.19%	1.20%(c),(d)	1.20%(c),(d),(e)	(0.31%)(c)	11%	$74,771
Year Ended 8/31/2020	$15.92	28.92%	1.30%(d)	1.29%(d),(e)	(0.07%)	29%	$43,986
Year Ended 8/31/2019	$12.39	0.20%	1.33%(d)	1.33%(d)	0.36%	38%	$23,161
Year Ended 8/31/2018	$12.38	(3.26%)	1.29%	1.29%(e)	0.14%	39%	$24,379
Year Ended 8/31/2017	$12.84	26.63%	1.41%(g)	1.37%(e),(g)	0.68%	51%	$21,298
Year Ended 8/31/2016	$10.14	13.93%	1.42%(g)	1.42%(e),(g)	0.13%	81%	$2,205
Class C
Six Months Ended 2/28/2021 (Unaudited)	$18.12	25.57%	2.20%(c),(d)	2.20%(c),(d),(e)	(1.31%)(c)	11%	$20,780
Year Ended 8/31/2020	$14.50	27.64%	2.30%(d)	2.29%(d),(e)	(1.04%)	29%	$15,742
Year Ended 8/31/2019	$11.36	(0.79%)	2.33%(d)	2.33%(d)	(0.69%)	38%	$14,830
Year Ended 8/31/2018	$11.45	(4.26%)	2.29%	2.29%(e)	(0.62%)	39%	$22,177
Year Ended 8/31/2017	$11.96	25.37%	2.40%(g)	2.37%(e),(g)	(0.57%)	51%	$24,616
Year Ended 8/31/2016	$9.54	12.90%	2.42%(g)	2.42%(e),(g)	(0.92%)	81%	$19,419
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$19.71	26.20%	1.20%(c),(d)	1.20%(c),(d),(e)	(0.30%)(c)	11%	$433,859
Year Ended 8/31/2020	$15.80	28.89%	1.30%(d)	1.29%(d),(e)	(0.04%)	29%	$260,558
Year Ended 8/31/2019	$12.30	0.20%	1.33%(d)	1.33%(d)	0.41%	38%	$210,844
Year Ended 8/31/2018	$12.29	(3.35%)	1.29%	1.29%(e)	0.40%	39%	$203,193
Year Ended 8/31/2017	$12.76	26.71%	1.40%(g)	1.37%(e),(g)	0.39%	51%	$179,501
Year Ended 8/31/2016	$10.07	13.91%	1.42%(g)	1.42%(e),(g)	0.07%	81%	$647,011
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$19.84	26.19%	1.09%(c),(d)	1.09%(c),(d)	(0.19%)(c)	11%	$336,255
Year Ended 8/31/2020	$15.92	29.19%	1.16%(d)	1.15%(d)	0.10%	29%	$238,994
Year Ended 8/31/2019	$12.38	0.36%	1.18%(d)	1.18%(d)	0.55%	38%	$161,554
Year Ended 8/31/2018	$12.37	(3.22%)	1.16%	1.16%	0.58%	39%	$155,442
Year Ended 8/31/2017	$12.84	26.88%	1.22%(g)	1.22%(g)	0.57%	51%	$123,364
Year Ended 8/31/2016	$10.12	14.09%	1.26%(g)	1.26%(g)	0.54%	81%	$113,041
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$15.99	(0.01)	4.19	4.18	(0.24)	(0.24)
Year Ended 8/31/2020	$12.44	0.02	3.60	3.62	(0.07)	(0.07)
Year Ended 8/31/2019	$12.43	0.07	(0.02)	0.05	(0.04)	(0.04)
Year Ended 8/31/2018	$12.90	0.07	(0.47)	(0.40)	(0.07)	(0.07)
Year Ended 8/31/2017	$10.17	0.10	2.63	2.73	—	—
Year Ended 8/31/2016	$8.90	0.05	1.22	1.27	—	—
Class R
Six Months Ended 2/28/2021 (Unaudited)	$15.34	(0.07)	4.03	3.96	(0.15)	(0.15)
Year Ended 8/31/2020	$11.96	(0.07)	3.45	3.38	—	—
Year Ended 8/31/2019	$11.99	(0.02)	(0.01)	(0.03)	—	—
Year Ended 8/31/2018	$12.47	(0.02)	(0.46)	(0.48)	—	—
Year Ended 8/31/2017	$9.89	(0.01)	2.59	2.58	—	—
Year Ended 8/31/2016	$8.72	(0.03)	1.20	1.17	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Emerging Markets Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$19.93	26.24%	1.05%(c),(d)	1.05%(c),(d)	(0.14%)(c)	11%	$841,084
Year Ended 8/31/2020	$15.99	29.18%	1.11%(d)	1.10%(d)	0.16%	29%	$661,552
Year Ended 8/31/2019	$12.44	0.43%	1.13%(d)	1.13%(d)	0.58%	38%	$609,791
Year Ended 8/31/2018	$12.43	(3.18%)	1.10%	1.10%	0.54%	39%	$673,688
Year Ended 8/31/2017	$12.90	26.84%	1.19%(g)	1.19%(g)	0.86%	51%	$726,291
Year Ended 8/31/2016	$10.17	14.27%	1.20%(g)	1.20%(g)	0.58%	81%	$22,104
Class R
Six Months Ended 2/28/2021 (Unaudited)	$19.15	25.87%	1.70%(c),(d)	1.70%(c),(d),(e)	(0.80%)(c)	11%	$6,941
Year Ended 8/31/2020	$15.34	28.26%	1.80%(d)	1.79%(d),(e)	(0.54%)	29%	$5,731
Year Ended 8/31/2019	$11.96	(0.25%)	1.83%(d)	1.83%(d)	(0.16%)	38%	$7,125
Year Ended 8/31/2018	$11.99	(3.85%)	1.79%	1.79%(e)	(0.17%)	39%	$9,847
Year Ended 8/31/2017	$12.47	26.09%	1.90%(g)	1.87%(e),(g)	(0.08%)	51%	$12,175
Year Ended 8/31/2016	$9.89	13.42%	1.92%(g)	1.92%(e),(g)	(0.37%)	81%	$9,683
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2021	19

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia Emerging Markets Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Emerging Markets Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.98% of the Fund’s average daily net assets.
22	Columbia Emerging Markets Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective January 1, 2021 through March 31, 2021, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.16
Columbia Emerging Markets Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2021, these minimum account balance fees reduced total expenses of the Fund by $1,080.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	144,992
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	March 1, 2021 through December 31, 2022	January 1, 2021 through February 28, 2021	Prior to January 1, 2021
Class A	1.47%	1.53%	1.54%
Advisor Class	1.22	1.28	1.29
Class C	2.22	2.28	2.29
Institutional Class	1.22	1.28	1.29
Institutional 2 Class	1.11	1.16	1.15
Institutional 3 Class	1.07	1.11	1.10
Class R	1.72	1.78	1.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
24	Columbia Emerging Markets Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective January 1, 2021 through March 31, 2021, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,058,261,000	1,060,639,000	(24,710,000)	1,035,929,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(38,898,952)	—	(38,898,952)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $321,769,083 and $189,576,502, respectively, for the six months ended February 28, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Emerging Markets Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	7,100,000	0.74	3
Lender	825,000	0.71	4
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign
26	Columbia Emerging Markets Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Fund’s portfolio securities. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Columbia Emerging Markets Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At February 28, 2021, two unaffiliated shareholders of record owned 39.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 27.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
28	Columbia Emerging Markets Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Emerging Markets Fund | Semiannual Report 2021	29

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
30	Columbia Emerging Markets Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR142_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Columbia Greater China Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Greater China Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Greater China Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Dara White, CFA
Co-Portfolio Manager
Managed Fund since 2019
Derek Lin, CFA
Co-Portfolio Manager
Managed Fund since 2020
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/16/97	14.84	56.76	23.53	10.74
	Including sales charges		8.24	47.74	22.07	10.09
Advisor Class*		03/19/13	14.99	57.17	23.84	10.96
Class C	Excluding sales charges	05/16/97	14.43	55.62	22.60	9.91
	Including sales charges		13.43	54.62	22.60	9.91
Institutional Class		05/16/97	14.99	57.16	23.84	11.02
Institutional 2 Class*		11/08/12	15.03	57.27	23.95	11.08
Institutional 3 Class*		03/01/17	15.05	57.35	23.90	10.91
MSCI China Index (Net)			14.93	43.14	20.28	8.52
Hang Seng Index			15.00	11.42	8.74	2.23
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.
The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI China Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Greater China Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2021)
Communication Services	20.2
Consumer Discretionary	39.8
Consumer Staples	5.4
Financials	10.4
Health Care	13.4
Industrials	4.8
Information Technology	1.6
Materials	1.9
Real Estate	2.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2021)
China	92.1
Hong Kong	4.2
United States(a)	3.7
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Greater China Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,148.40	1,017.46	7.59	7.12	1.44
Advisor Class	1,000.00	1,000.00	1,149.90	1,018.68	6.27	5.89	1.19
Class C	1,000.00	1,000.00	1,144.30	1,013.78	11.51	10.81	2.19
Institutional Class	1,000.00	1,000.00	1,149.90	1,018.68	6.27	5.89	1.19
Institutional 2 Class	1,000.00	1,000.00	1,150.30	1,018.98	5.96	5.59	1.13
Institutional 3 Class	1,000.00	1,000.00	1,150.50	1,019.27	5.64	5.30	1.07
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Greater China Fund | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Communication Services 19.6%
Entertainment 1.8%
NetEase, Inc., ADR	37,143	4,080,159
Interactive Media & Services 17.8%
Kuaishou Technology(a)	57,620	2,293,969
Tencent Holdings Ltd.	445,000	38,713,671
Total		41,007,640
Total Communication Services		45,087,799
Consumer Discretionary 38.4%
Automobiles 1.7%
BYD Co., Ltd., Class H	36,500	935,503
Xpeng, Inc., ADR(a)	87,052	2,969,344
Total		3,904,847
Diversified Consumer Services 5.9%
New Oriental Education & Technology Group, Inc., ADR(a)	33,866	6,015,279
TAL Education Group, ADR(a)	97,082	7,527,738
Total		13,543,017
Hotels, Restaurants & Leisure 2.8%
Galaxy Entertainment Group Ltd.	146,000	1,331,909
Melco Resorts & Entertainment Ltd., ADR	61,262	1,326,935
Sands China Ltd.(a)	154,000	725,823
Songcheng Performance Development Co., Ltd., Class A	1,024,203	3,195,500
Total		6,580,167
Household Durables 1.3%
Hangzhou Robam Appliances Co., Ltd., Class A	141,800	829,929
Midea Group Co., Ltd., Class A	152,575	2,200,089
Total		3,030,018
Internet & Direct Marketing Retail 20.3%
Alibaba Group Holding Ltd., ADR(a)	122,827	29,203,347
JD.com, Inc., ADR(a)	118,323	11,106,980
Meituan, Class B(a)	145,100	6,517,088
Total		46,827,415
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.0%
China Tourism Group Duty Free Corp., Ltd., Class A	33,600	1,601,425
Zhongsheng Group Holdings Ltd.	129,500	800,400
Total		2,401,825
Textiles, Apparel & Luxury Goods 5.4%
Li Ning Co., Ltd.	941,000	5,281,408
Shenzhou International Group Holdings Ltd.	340,900	7,069,053
Total		12,350,461
Total Consumer Discretionary		88,637,750
Consumer Staples 5.2%
Beverages 2.9%
China Resources Beer Holdings Co., Ltd.	268,000	2,021,988
Kweichow Moutai Co., Ltd., Class A	10,700	3,520,158
Wuliangye Yibin Co., Ltd., Class A	27,600	1,198,342
Total		6,740,488
Food Products 2.3%
China Mengniu Dairy Co., Ltd.(a)	740,000	4,043,736
Foshan Haitian Flavouring & Food Co., Ltd., Class A	43,523	1,163,122
Total		5,206,858
Total Consumer Staples		11,947,346
Financials 10.1%
Banks 5.4%
China Construction Bank Corp., Class H	6,103,340	4,899,424
China Merchants Bank Co., Ltd., Class H	397,000	3,044,495
Industrial & Commercial Bank of China Ltd., Class H	5,090,000	3,329,982
Ping An Bank Co., Ltd., Class A	315,232	1,043,332
Total		12,317,233
Insurance 4.7%
AIA Group Ltd.	286,200	3,609,391
Ping An Insurance Group Co. of China Ltd., Class H	588,000	7,276,251
Total		10,885,642
Total Financials		23,202,875
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Greater China Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.9%
Biotechnology 4.8%
BeiGene Ltd., ADR(a)	4,155	1,329,600
Burning Rock Biotech Ltd., ADR(a)	56,696	2,040,489
CStone Pharmaceuticals(a)	450,500	582,793
Everest Medicines Ltd.(a)	156,500	1,625,150
Innovent Biologics, Inc.(a)	170,000	1,749,444
JW Cayman Therapeutics Co., Ltd.(a)	233,500	1,175,956
Zai Lab Ltd., ADR(a)	18,073	2,666,129
Total		11,169,561
Health Care Providers & Services 1.2%
New Horizon Health Ltd.(a)	378,000	2,926,455
Health Care Technology 0.8%
Alibaba Health Information Technology Ltd.(a)	538,000	1,802,184
Life Sciences Tools & Services 4.1%
WuXi AppTec Co., Ltd., Class H	165,232	3,440,269
WuXi Biologics Cayman, Inc.(a)	481,000	5,959,071
Total		9,399,340
Pharmaceuticals 2.0%
China Animal Healthcare Ltd.(a),(b),(c)	1,050,000	0
CSPC Pharmaceutical Group Ltd.	1,373,360	1,435,294
Jiangsu Hengrui Medicine Co., Ltd., Class A	65,777	1,036,887
Sino Biopharmaceutical Ltd.	1,861,750	2,071,107
Total		4,543,288
Total Health Care		29,840,828
Industrials 4.6%
Commercial Services & Supplies 3.4%
Country Garden Services Holdings Co., Ltd.	962,000	7,913,083
Machinery 1.2%
Techtronic Industries Co., Ltd.	179,500	2,731,977
Total Industrials		10,645,060
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 1.5%
Software 1.5%
Glodon Co., Ltd., Class A	101,100	1,107,163
Kingdee International Software Group Co., Ltd.(a)	479,000	1,714,345
OneConnect Financial Technology Co., Ltd., ADR(a)	40,716	742,253
Total		3,563,761
Total Information Technology		3,563,761
Materials 1.8%
Chemicals 1.1%
Skshu Paint Co., Ltd.	88,571	2,468,046
Construction Materials 0.7%
China Resources Cement Holdings Ltd.	1,458,000	1,734,706
Total Materials		4,202,752
Real Estate 2.4%
Real Estate Management & Development 2.4%
China Resources Land Ltd.	612,000	2,908,307
China Resources Mixc Lifestyle Services Ltd.(a)	56,722	349,921
Jinke Smart Services Group Co., Ltd., Class H(a)	213,400	2,220,577
Total		5,478,805
Total Real Estate		5,478,805
Total Common Stocks (Cost $99,413,079)		222,606,976

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(d),(e)	8,595,837	8,594,978
Total Money Market Funds (Cost $8,594,955)		8,594,978
Total Investments in Securities (Cost: $108,008,034)		231,201,954
Other Assets & Liabilities, Net		(520,578)
Net Assets		230,681,376

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at February 28, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	3,817,762	55,296,954	(50,519,732)	(6)	8,594,978	(105)	4,098	8,595,837
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Greater China Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	4,080,159	41,007,640	—	45,087,799
Consumer Discretionary	58,149,623	30,488,127	—	88,637,750
Consumer Staples	—	11,947,346	—	11,947,346
Financials	—	23,202,875	—	23,202,875
Health Care	6,036,218	23,804,610	0*	29,840,828
Industrials	—	10,645,060	—	10,645,060
Information Technology	742,253	2,821,508	—	3,563,761
Materials	—	4,202,752	—	4,202,752
Real Estate	—	5,478,805	—	5,478,805
Total Common Stocks	69,008,253	153,598,723	0*	222,606,976
Money Market Funds	8,594,978	—	—	8,594,978
Total Investments in Securities	77,603,231	153,598,723	0*	231,201,954

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $99,413,079)	$222,606,976
Affiliated issuers (cost $8,594,955)	8,594,978
Receivable for:
Capital shares sold	795,384
Dividends	601
Prepaid expenses	7,080
Trustees’ deferred compensation plan	91,528
Other assets	19,940
Total assets	232,116,487
Liabilities
Payable for:
Investments purchased	1,164,560
Capital shares purchased	132,973
Management services fees	6,083
Distribution and/or service fees	917
Transfer agent fees	19,432
Compensation of board members	2,211
Compensation of chief compliance officer	6
Other expenses	17,401
Trustees’ deferred compensation plan	91,528
Total liabilities	1,435,111
Net assets applicable to outstanding capital stock	$230,681,376
Represented by
Paid in capital	105,222,022
Total distributable earnings (loss)	125,459,354
Total - representing net assets applicable to outstanding capital stock	$230,681,376
Class A
Net assets	$115,117,911
Shares outstanding	1,547,195
Net asset value per share	$74.40
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$78.94
Advisor Class
Net assets	$4,609,281
Shares outstanding	55,071
Net asset value per share	$83.70
Class C
Net assets	$4,191,061
Shares outstanding	62,863
Net asset value per share	$66.67
Institutional Class
Net assets	$52,453,255
Shares outstanding	639,616
Net asset value per share	$82.01
Institutional 2 Class
Net assets	$6,498,235
Shares outstanding	77,296
Net asset value per share	$84.07
Institutional 3 Class
Net assets	$47,811,633
Shares outstanding	584,463
Net asset value per share	$81.80
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Greater China Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$214,329
Dividends — affiliated issuers	4,098
Interfund lending	103
Foreign taxes withheld	(7,929)
Total income	210,601
Expenses:
Management services fees	894,842
Distribution and/or service fees
Class A	126,962
Class C	15,689
Transfer agent fees
Class A	64,361
Advisor Class	2,901
Class C	1,987
Institutional Class	25,640
Institutional 2 Class	1,399
Institutional 3 Class	1,143
Compensation of board members	9,281
Custodian fees	12,454
Printing and postage fees	8,554
Registration fees	47,184
Audit fees	14,639
Legal fees	2,567
Compensation of chief compliance officer	25
Other	18,245
Total expenses	1,247,873
Expense reduction	(120)
Total net expenses	1,247,753
Net investment loss	(1,037,152)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,997,259
Investments — affiliated issuers	(105)
Foreign currency translations	(5,294)
Net realized gain	3,991,860
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	21,774,039
Investments — affiliated issuers	(6)
Foreign currency translations	(49)
Net change in unrealized appreciation (depreciation)	21,773,984
Net realized and unrealized gain	25,765,844
Net increase in net assets resulting from operations	$24,728,692
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment loss	$(1,037,152)	$(445,385)
Net realized gain	3,991,860	9,536,898
Net change in unrealized appreciation (depreciation)	21,773,984	47,352,066
Net increase in net assets resulting from operations	24,728,692	56,443,579
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,592,165)	(1,090,378)
Advisor Class	(161,955)	(14,468)
Class C	(152,215)	(41,720)
Institutional Class	(1,820,458)	(471,779)
Institutional 2 Class	(158,257)	(41,139)
Institutional 3 Class	(1,442,565)	(78,202)
Total distributions to shareholders	(8,327,615)	(1,737,686)
Increase in net assets from capital stock activity	50,126,090	468,847
Total increase in net assets	66,527,167	55,174,740
Net assets at beginning of period	164,154,209	108,979,469
Net assets at end of period	$230,681,376	$164,154,209
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Greater China Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	321,303	23,274,542	180,768	9,915,983
Distributions reinvested	60,988	4,134,362	19,905	971,734
Redemptions	(190,179)	(13,520,615)	(306,829)	(15,867,313)
Net increase (decrease)	192,112	13,888,289	(106,156)	(4,979,596)
Advisor Class
Subscriptions	77,230	6,348,580	30,171	1,677,818
Distributions reinvested	2,123	161,780	264	14,428
Redemptions	(64,898)	(5,124,309)	(10,285)	(573,009)
Net increase	14,455	1,386,051	20,150	1,119,237
Class C
Subscriptions	33,225	2,217,798	7,319	361,551
Distributions reinvested	2,454	149,308	903	39,976
Redemptions	(13,973)	(936,843)	(29,413)	(1,305,487)
Net increase (decrease)	21,706	1,430,263	(21,191)	(903,960)
Institutional Class
Subscriptions	239,896	19,342,179	124,240	6,869,502
Distributions reinvested	21,226	1,585,134	7,458	399,163
Redemptions	(49,096)	(3,917,643)	(338,696)	(19,494,920)
Net increase (decrease)	212,026	17,009,670	(206,998)	(12,226,255)
Institutional 2 Class
Subscriptions	45,232	3,637,992	17,767	995,545
Distributions reinvested	2,065	158,078	746	40,889
Redemptions	(7,259)	(607,515)	(40,830)	(2,351,709)
Net increase (decrease)	40,038	3,188,555	(22,317)	(1,315,275)
Institutional 3 Class
Subscriptions	247,493	20,268,407	498,391	28,552,192
Distributions reinvested	19,050	1,418,675	1,304	69,554
Redemptions	(112,296)	(8,463,820)	(179,328)	(9,847,050)
Net increase	154,247	13,223,262	320,367	18,774,696
Total net increase (decrease)	634,584	50,126,090	(16,145)	468,847
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2021 (Unaudited)	$67.81	(0.43)	10.19	9.76	—	(3.17)	(3.17)
Year Ended 8/31/2020	$45.00	(0.24)	23.82	23.58	—	(0.77)	(0.77)
Year Ended 8/31/2019	$47.25	0.00(f)	0.20(g)	0.20	—	(2.45)	(2.45)
Year Ended 8/31/2018	$45.67	(0.10)	2.62	2.52	(0.28)	(0.66)	(0.94)
Year Ended 8/31/2017	$35.20	0.06	10.41	10.47	—	—	—
Year Ended 8/31/2016	$33.33	(0.04)	3.66	3.62	(0.05)	(1.70)	(1.75)
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$75.94	(0.40)	11.46	11.06	—	(3.30)	(3.30)
Year Ended 8/31/2020	$50.19	0.00(f)	26.52	26.52	—	(0.77)	(0.77)
Year Ended 8/31/2019	$52.25	(0.12)	0.51(g)	0.39	—	(2.45)	(2.45)
Year Ended 8/31/2018	$50.38	0.12	2.80	2.92	(0.39)	(0.66)	(1.05)
Year Ended 8/31/2017	$38.74	0.18	11.46	11.64	—	—	—
Year Ended 8/31/2016	$36.53	0.11	3.96	4.07	(0.16)	(1.70)	(1.86)
Class C
Six Months Ended 2/28/2021 (Unaudited)	$61.16	(0.63)	9.16	8.53	—	(3.02)	(3.02)
Year Ended 8/31/2020	$40.96	(0.59)	21.56	20.97	—	(0.77)	(0.77)
Year Ended 8/31/2019	$43.57	(0.41)	0.25(g)	(0.16)	—	(2.45)	(2.45)
Year Ended 8/31/2018	$42.24	(0.43)	2.42	1.99	—	(0.66)	(0.66)
Year Ended 8/31/2017	$32.81	(0.24)	9.67	9.43	—	—	—
Year Ended 8/31/2016	$31.35	(0.22)	3.38	3.16	—	(1.70)	(1.70)
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$74.47	(0.38)	11.22	10.84	—	(3.30)	(3.30)
Year Ended 8/31/2020	$49.23	(0.12)	26.13	26.01	—	(0.77)	(0.77)
Year Ended 8/31/2019	$51.30	0.08	0.30(g)	0.38	—	(2.45)	(2.45)
Year Ended 8/31/2018	$49.49	0.03	2.83	2.86	(0.39)	(0.66)	(1.05)
Year Ended 8/31/2017	$38.05	0.17	11.27	11.44	—	—	—
Year Ended 8/31/2016	$35.91	0.12	3.87	3.99	(0.15)	(1.70)	(1.85)
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$76.28	(0.38)	11.51	11.13	—	(3.34)	(3.34)
Year Ended 8/31/2020	$50.38	(0.10)	26.77	26.67	—	(0.77)	(0.77)
Year Ended 8/31/2019	$52.38	0.16	0.29(g)	0.45	—	(2.45)	(2.45)
Year Ended 8/31/2018	$50.52	0.11	2.84	2.95	(0.43)	(0.66)	(1.09)
Year Ended 8/31/2017	$38.80	0.22	11.50	11.72	—	—	—
Year Ended 8/31/2016	$36.58	0.24	3.90	4.14	(0.22)	(1.70)	(1.92)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Greater China Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2021 (Unaudited)	$74.40	14.84%	1.44%(c)	1.44%(c),(d)	(1.21%)(c)	7%	$115,118
Year Ended 8/31/2020	$67.81	53.06%	1.50%(e)	1.50%(d),(e)	(0.47%)	27%	$91,892
Year Ended 8/31/2019	$45.00	1.28%	1.53%(e)	1.53%(e)	0.00%(f)	18%	$65,762
Year Ended 8/31/2018	$47.25	5.41%	1.51%(h)	1.51%(d),(h)	(0.20%)	26%	$73,210
Year Ended 8/31/2017	$45.67	29.74%	1.55%(i)	1.55%(d),(i)	0.17%	35%	$68,323
Year Ended 8/31/2016	$35.20	10.97%	1.60%(h)	1.60%(d),(h)	(0.11%)	39%	$58,385
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$83.70	14.99%	1.19%(c)	1.19%(c),(d)	(1.00%)(c)	7%	$4,609
Year Ended 8/31/2020	$75.94	53.43%	1.25%(e)	1.25%(d),(e)	0.01%	27%	$3,084
Year Ended 8/31/2019	$50.19	1.53%	1.29%(e)	1.29%(e)	(0.23%)	18%	$1,027
Year Ended 8/31/2018	$52.25	5.69%	1.26%(h)	1.26%(d),(h)	0.22%	26%	$2,008
Year Ended 8/31/2017	$50.38	30.05%	1.30%(i)	1.30%(d),(i)	0.43%	35%	$3,220
Year Ended 8/31/2016	$38.74	11.27%	1.36%(h)	1.36%(d),(h)	0.30%	39%	$3,532
Class C
Six Months Ended 2/28/2021 (Unaudited)	$66.67	14.43%	2.19%(c)	2.19%(c),(d)	(1.98%)(c)	7%	$4,191
Year Ended 8/31/2020	$61.16	51.91%	2.25%(e)	2.25%(d),(e)	(1.28%)	27%	$2,517
Year Ended 8/31/2019	$40.96	0.53%	2.28%(e)	2.28%(e)	(1.02%)	18%	$2,554
Year Ended 8/31/2018	$43.57	4.63%	2.26%(h)	2.26%(d),(h)	(0.90%)	26%	$5,585
Year Ended 8/31/2017	$42.24	28.74%	2.29%(i)	2.29%(d),(i)	(0.70%)	35%	$9,130
Year Ended 8/31/2016	$32.81	10.15%	2.36%(h)	2.36%(d),(h)	(0.71%)	39%	$10,952
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$82.01	14.99%	1.19%(c)	1.19%(c),(d)	(0.99%)(c)	7%	$52,453
Year Ended 8/31/2020	$74.47	53.44%	1.25%(e)	1.25%(d),(e)	(0.22%)	27%	$31,844
Year Ended 8/31/2019	$49.23	1.54%	1.28%(e)	1.28%(e)	0.17%	18%	$31,244
Year Ended 8/31/2018	$51.30	5.68%	1.26%(h)	1.26%(d),(h)	0.05%	26%	$42,542
Year Ended 8/31/2017	$49.49	30.07%	1.29%(i)	1.29%(d),(i)	0.43%	35%	$38,369
Year Ended 8/31/2016	$38.05	11.24%	1.35%(h)	1.35%(d),(h)	0.34%	39%	$40,293
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$84.07	15.03%	1.13%(c)	1.13%(c)	(0.96%)(c)	7%	$6,498
Year Ended 8/31/2020	$76.28	53.53%	1.17%(e)	1.17%(e)	(0.17%)	27%	$2,842
Year Ended 8/31/2019	$50.38	1.65%	1.20%(e)	1.20%(e)	0.32%	18%	$3,001
Year Ended 8/31/2018	$52.38	5.73%	1.18%(h)	1.18%(h)	0.19%	26%	$2,330
Year Ended 8/31/2017	$50.52	30.21%	1.18%(i)	1.18%(i)	0.54%	35%	$900
Year Ended 8/31/2016	$38.80	11.44%	1.21%(h)	1.21%(h)	0.66%	39%	$879
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2021	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$74.32	(0.33)	11.18	10.85	—	(3.37)	(3.37)
Year Ended 8/31/2020	$49.08	(0.02)	26.03	26.01	—	(0.77)	(0.77)
Year Ended 8/31/2019	$51.08	0.20	0.25(g)	0.45	—	(2.45)	(2.45)
Year Ended 8/31/2018	$49.25	0.09	2.83	2.92	(0.43)	(0.66)	(1.09)
Year Ended 8/31/2017(j)	$38.50	0.22	10.53	10.75	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(h)	Ratios include line of credit interest expense which is less than 0.01%.
(i)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
08/31/2017	0.06%	0.05%	0.06%	0.06%	0.06%

(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Greater China Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$81.80	15.05%	1.07%(c)	1.07%(c)	(0.85%)(c)	7%	$47,812
Year Ended 8/31/2020	$74.32	53.60%	1.12%(e)	1.12%(e)	(0.04%)	27%	$31,974
Year Ended 8/31/2019	$49.08	1.69%	1.14%(e)	1.14%(e)	0.42%	18%	$5,391
Year Ended 8/31/2018	$51.08	5.82%	1.13%(h)	1.13%(h)	0.17%	26%	$4,768
Year Ended 8/31/2017(j)	$49.25	27.92%	1.22%(c)	1.22%(c)	1.45%(c)	35%	$5,112
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2021	17

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
18	Columbia Greater China Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Greater China Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.95% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
20	Columbia Greater China Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2021, these minimum account balance fees reduced total expenses of the Fund by $120.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Greater China Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	90,603
Class C	—	1.00(b)	360

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2021 through December 31, 2021	Prior to January 1, 2021
Class A	1.80%	1.75%
Advisor Class	1.55	1.50
Class C	2.55	2.50
Institutional Class	1.55	1.50
Institutional 2 Class	1.49	1.43
Institutional 3 Class	1.43	1.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
108,008,000	124,450,000	(1,256,000)	123,194,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
22	Columbia Greater China Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $50,662,827 and $13,714,903, respectively, for the six months ended February 28, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	950,000	0.62	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank,
Columbia Greater China Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Communication services sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
24	Columbia Greater China Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Fund’s portfolio securities. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers
Columbia Greater China Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 28, 2021, one unaffiliated shareholder of record owned 17.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
26	Columbia Greater China Fund | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Greater China Fund | Semiannual Report 2021	27

Columbia Greater China Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR158_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Columbia Mid Cap Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Mid Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Mid Cap Growth Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.
Portfolio management
Daniel Cole, CFA*
Co-Portfolio Manager
Managed Fund since April 2021
Erika Maschmeyer, CFA
Co-Portfolio Manager
Managed Fund since 2018
John Emerson, CFA
Co-Portfolio Manager
Managed Fund since 2018
*Effective April 15, 2021, Matthew Litfin no longer serves as portfolio manager of the Fund. On the same date, Daniel Cole will replace Mr. Litfin as co-portfolio manager of the Fund.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	20.56	48.09	19.45	12.50
	Including sales charges		13.62	39.57	18.04	11.84
Advisor Class*		11/08/12	20.72	48.47	19.74	12.77
Class C	Excluding sales charges	10/13/03	20.18	47.08	18.55	11.66
	Including sales charges		19.20	46.08	18.55	11.66
Institutional Class		11/20/85	20.75	48.53	19.74	12.78
Institutional 2 Class*		03/07/11	20.75	48.55	19.84	12.90
Institutional 3 Class		07/15/09	20.80	48.63	19.89	12.94
Class R		01/23/06	20.45	47.82	19.15	12.22
Class V	Excluding sales charges	11/01/02	20.60	48.12	19.45	12.48
	Including sales charges		13.66	39.62	18.04	11.82
Russell Midcap Growth Index			18.96	46.25	20.49	14.52
Russell Midcap Index			23.80	36.11	15.87	12.34
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Mid Cap Growth Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2021)
Common Stocks	98.3
Money Market Funds	1.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2021)
Communication Services	4.0
Consumer Discretionary	13.4
Consumer Staples	1.8
Financials	3.5
Health Care	22.9
Industrials	16.6
Information Technology	34.8
Materials	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,205.60	1,019.03	6.06	5.54	1.12
Advisor Class	1,000.00	1,000.00	1,207.20	1,020.25	4.71	4.31	0.87
Class C	1,000.00	1,000.00	1,201.80	1,015.35	10.10	9.24	1.87
Institutional Class	1,000.00	1,000.00	1,207.50	1,020.25	4.71	4.31	0.87
Institutional 2 Class	1,000.00	1,000.00	1,207.50	1,020.50	4.44	4.06	0.82
Institutional 3 Class	1,000.00	1,000.00	1,208.00	1,020.74	4.17	3.82	0.77
Class R	1,000.00	1,000.00	1,204.50	1,017.80	7.41	6.78	1.37
Class V	1,000.00	1,000.00	1,206.00	1,019.03	6.06	5.54	1.12
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Mid Cap Growth Fund | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 4.0%
Entertainment 4.0%
Take-Two Interactive Software, Inc.(a)	223,776	41,277,721
Zynga, Inc., Class A(a)	3,815,004	42,537,295
Total		83,815,016
Total Communication Services		83,815,016
Consumer Discretionary 13.2%
Diversified Consumer Services 1.4%
Chegg, Inc.(a)	304,700	29,412,691
Hotels, Restaurants & Leisure 3.8%
Chipotle Mexican Grill, Inc.(a)	35,637	51,388,554
DraftKings, Inc., Class A(a)	483,250	29,734,373
Total		81,122,927
Household Durables 1.0%
NVR, Inc.(a)	4,925	22,166,637
Internet & Direct Marketing Retail 2.2%
Etsy, Inc.(a)	208,500	45,926,295
Specialty Retail 3.2%
AutoZone, Inc.(a)	25,870	30,007,130
Vroom, Inc.(a)	225,767	9,990,190
Williams-Sonoma, Inc.	204,542	26,854,319
Total		66,851,639
Textiles, Apparel & Luxury Goods 1.6%
lululemon athletica, Inc.(a)	105,352	32,836,111
Total Consumer Discretionary		278,316,300
Consumer Staples 1.8%
Household Products 1.8%
Church & Dwight Co., Inc.	474,362	37,356,007
Total Consumer Staples		37,356,007
Financials 3.4%
Banks 1.1%
SVB Financial Group(a)	45,484	22,985,794
Capital Markets 1.3%
Ares Management Corp., Class A	550,000	28,589,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.0%
Upstart Holdings, Inc.(a)	320,022	21,006,244
Total Financials		72,581,038
Health Care 22.5%
Biotechnology 6.8%
Argenx SE, ADR(a)	88,895	29,395,799
BioMarin Pharmaceutical, Inc.(a)	414,700	32,110,221
Exact Sciences Corp.(a)	217,259	29,573,295
Natera, Inc.(a)	188,250	21,853,942
Seagen, Inc.(a)	208,327	31,480,293
Total		144,413,550
Health Care Equipment & Supplies 7.2%
Align Technology, Inc.(a)	74,418	42,203,192
IDEXX Laboratories, Inc.(a)	53,384	27,768,755
Masimo Corp.(a)	127,182	31,888,343
Penumbra, Inc.(a)	99,282	28,238,779
STERIS PLC	124,032	21,680,794
Total		151,779,863
Health Care Providers & Services 1.1%
Encompass Health Corp.	293,564	23,614,288
Life Sciences Tools & Services 5.8%
10X Genomics, Inc., Class A(a)	182,491	32,481,573
Bio-Rad Laboratories, Inc., Class A(a)	36,898	21,566,881
Bio-Techne Corp.	111,132	40,195,333
Repligen Corp.(a)	133,424	28,337,923
Total		122,581,710
Pharmaceuticals 1.6%
Horizon Therapeutics PLC(a)	368,037	33,458,244
Total Health Care		475,847,655
Industrials 16.3%
Aerospace & Defense 1.5%
BWX Technologies, Inc.	560,092	32,490,937
Building Products 1.3%
Lennox International, Inc.	95,500	26,718,035
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 3.5%
Cintas Corp.	117,625	38,150,492
Copart, Inc.(a)	320,530	34,989,055
Total		73,139,547
Electrical Equipment 2.8%
Generac Holdings, Inc.(a)	121,534	40,052,745
Plug Power, Inc.(a)	402,700	19,482,626
Total		59,535,371
Machinery 3.6%
Donaldson Co., Inc.	412,688	24,311,450
IDEX Corp.	101,459	19,801,753
Toro Co. (The)	307,268	30,963,397
Total		75,076,600
Professional Services 2.0%
CoStar Group, Inc.(a)	52,642	43,364,374
Road & Rail 1.6%
Old Dominion Freight Line, Inc.	160,300	34,427,631
Total Industrials		344,752,495
Information Technology 34.2%
Electronic Equipment, Instruments & Components 4.8%
Amphenol Corp., Class A	288,538	36,263,456
CDW Corp.	241,422	37,876,697
Dolby Laboratories, Inc., Class A	267,405	26,106,750
Total		100,246,903
IT Services 10.8%
Booz Allen Hamilton Holdings Corp.	471,865	36,399,666
EPAM Systems, Inc.(a)	91,956	34,355,681
GoDaddy, Inc., Class A(a)	510,188	41,386,451
Jack Henry & Associates, Inc.	185,566	27,545,417
MongoDB, Inc.(a)	86,500	33,382,945
VeriSign, Inc.(a)	146,202	28,367,574
Wix.com Ltd.(a)	76,431	26,641,554
Total		228,079,288
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
SolarEdge Technologies, Inc.(a)	99,794	29,769,548
Teradyne, Inc.	275,903	35,483,885
Total		65,253,433
Software 15.5%
Anaplan, Inc.(a)	404,000	26,255,960
ANSYS, Inc.(a)	113,428	38,677,814
Blackline, Inc.(a)	217,208	26,938,136
Cadence Design Systems, Inc.(a)	379,570	53,553,531
DocuSign, Inc.(a)	110,219	24,982,239
Elastic NV(a)	260,445	35,001,204
Manhattan Associates, Inc.(a)	252,684	31,067,498
Qualtrics International, Inc., Class A(a)	482,385	18,330,630
Zendesk, Inc.(a)	262,500	38,361,750
Zscaler, Inc.(a)	167,551	34,352,981
Total		327,521,743
Total Information Technology		721,101,367
Materials 2.9%
Chemicals 1.0%
Celanese Corp., Class A	154,395	21,447,009
Containers & Packaging 1.9%
Avery Dennison Corp.	231,012	40,475,613
Total Materials		61,922,622
Total Common Stocks (Cost $1,485,119,807)		2,075,692,500

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(b),(c)	36,890,519	36,886,830
Total Money Market Funds (Cost $36,886,820)		36,886,830
Total Investments in Securities (Cost: $1,522,006,627)		2,112,579,330
Other Assets & Liabilities, Net		(398,172)
Net Assets		2,112,181,158

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	39,559,717	479,848,965	(482,513,973)	(7,879)	36,886,830	4,041	15,478	36,890,519
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	83,815,016	—	—	83,815,016
Consumer Discretionary	278,316,300	—	—	278,316,300
Consumer Staples	37,356,007	—	—	37,356,007
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	72,581,038	—	—	72,581,038
Health Care	475,847,655	—	—	475,847,655
Industrials	344,752,495	—	—	344,752,495
Information Technology	721,101,367	—	—	721,101,367
Materials	61,922,622	—	—	61,922,622
Total Common Stocks	2,075,692,500	—	—	2,075,692,500
Money Market Funds	36,886,830	—	—	36,886,830
Total Investments in Securities	2,112,579,330	—	—	2,112,579,330
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,485,119,807)	$2,075,692,500
Affiliated issuers (cost $36,886,820)	36,886,830
Receivable for:
Capital shares sold	359,110
Dividends	402,224
Foreign tax reclaims	12,403
Prepaid expenses	32,335
Trustees’ deferred compensation plan	266,657
Other assets	54,452
Total assets	2,113,706,511
Liabilities
Payable for:
Capital shares purchased	948,878
Management services fees	42,496
Distribution and/or service fees	7,592
Transfer agent fees	160,771
Compensation of board members	60,283
Compensation of chief compliance officer	90
Other expenses	38,586
Trustees’ deferred compensation plan	266,657
Total liabilities	1,525,353
Net assets applicable to outstanding capital stock	$2,112,181,158
Represented by
Paid in capital	1,378,642,243
Total distributable earnings (loss)	733,538,915
Total - representing net assets applicable to outstanding capital stock	$2,112,181,158
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
February 28, 2021 (Unaudited)
Class A
Net assets	$1,029,470,557
Shares outstanding	36,920,491
Net asset value per share	$27.88
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$29.58
Advisor Class
Net assets	$11,254,332
Shares outstanding	346,153
Net asset value per share	$32.51
Class C
Net assets	$10,799,974
Shares outstanding	533,620
Net asset value per share	$20.24
Institutional Class
Net assets	$865,607,296
Shares outstanding	27,861,083
Net asset value per share	$31.07
Institutional 2 Class
Net assets	$46,664,919
Shares outstanding	1,481,784
Net asset value per share	$31.49
Institutional 3 Class
Net assets	$110,498,395
Shares outstanding	3,504,195
Net asset value per share	$31.53
Class R
Net assets	$9,025,409
Shares outstanding	347,590
Net asset value per share	$25.97
Class V
Net assets	$28,860,276
Shares outstanding	1,041,585
Net asset value per share	$27.71
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$29.40
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,986,182
Dividends — affiliated issuers	15,478
Interfund lending	100
Total income	3,001,760
Expenses:
Management services fees	7,323,062
Distribution and/or service fees
Class A	1,210,990
Class C	58,504
Class R	20,569
Class V	33,592
Transfer agent fees
Class A	503,327
Advisor Class	4,945
Class C	6,074
Institutional Class	412,502
Institutional 2 Class	11,961
Institutional 3 Class	3,401
Class R	4,273
Class V	13,960
Compensation of board members	31,117
Custodian fees	9,722
Printing and postage fees	44,908
Registration fees	63,975
Audit fees	14,467
Legal fees	18,457
Interest on interfund lending	228
Compensation of chief compliance officer	296
Other	60,754
Total expenses	9,851,084
Expense reduction	(2,800)
Total net expenses	9,848,284
Net investment loss	(6,846,524)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	292,323,879
Investments — affiliated issuers	4,041
Net realized gain	292,327,920
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	88,083,251
Investments — affiliated issuers	(7,879)
Net change in unrealized appreciation (depreciation)	88,075,372
Net realized and unrealized gain	380,403,292
Net increase in net assets resulting from operations	$373,556,768
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment loss	$(6,846,524)	$(7,603,960)
Net realized gain	292,327,920	164,481,610
Net change in unrealized appreciation (depreciation)	88,075,372	252,815,001
Net increase in net assets resulting from operations	373,556,768	409,692,651
Distributions to shareholders
Net investment income and net realized gains
Class A	(147,133,187)	(70,765,825)
Advisor Class	(1,314,595)	(490,510)
Class C	(2,319,152)	(1,317,931)
Institutional Class	(113,281,354)	(53,223,077)
Institutional 2 Class	(6,409,983)	(3,802,402)
Institutional 3 Class	(15,141,047)	(7,052,716)
Class R	(1,322,722)	(888,540)
Class V	(4,160,470)	(2,062,607)
Total distributions to shareholders	(291,082,510)	(139,603,608)
Increase (decrease) in net assets from capital stock activity	121,697,596	(20,493,019)
Total increase in net assets	204,171,854	249,596,024
Net assets at beginning of period	1,908,009,304	1,658,413,280
Net assets at end of period	$2,112,181,158	$1,908,009,304
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	680,794	18,945,650	3,645,656	83,756,809
Distributions reinvested	5,443,509	141,803,418	2,957,101	68,190,740
Redemptions	(4,801,968)	(134,680,924)	(5,564,534)	(130,307,167)
Net increase	1,322,335	26,068,144	1,038,223	21,640,382
Advisor Class
Subscriptions	88,222	2,831,007	121,675	3,223,378
Distributions reinvested	25,248	766,542	11,720	308,123
Redemptions	(27,429)	(885,587)	(519,430)	(13,625,813)
Net increase (decrease)	86,041	2,711,962	(386,035)	(10,094,312)
Class C
Subscriptions	38,841	815,750	80,655	1,430,436
Distributions reinvested	122,429	2,318,808	71,064	1,257,123
Redemptions	(195,056)	(4,051,808)	(280,283)	(5,089,775)
Net decrease	(33,786)	(917,250)	(128,564)	(2,402,216)
Institutional Class
Subscriptions	877,308	27,648,441	1,509,411	39,208,289
Distributions reinvested	3,605,027	104,581,824	1,959,642	49,539,754
Redemptions	(1,703,155)	(52,679,646)	(3,971,659)	(100,416,462)
Net increase (decrease)	2,779,180	79,550,619	(502,606)	(11,668,419)
Institutional 2 Class
Subscriptions	136,704	4,295,669	327,366	8,445,796
Distributions reinvested	217,427	6,392,355	148,427	3,795,274
Redemptions	(310,743)	(9,623,966)	(834,728)	(21,633,663)
Net increase (decrease)	43,388	1,064,058	(358,935)	(9,392,593)
Institutional 3 Class
Subscriptions	367,582	11,475,270	419,055	10,943,366
Distributions reinvested	144,872	4,265,021	69,328	1,774,119
Redemptions	(179,360)	(5,649,273)	(659,275)	(16,767,123)
Net increase (decrease)	333,094	10,091,018	(170,892)	(4,049,638)
Class R
Subscriptions	39,151	1,020,808	100,687	2,228,281
Distributions reinvested	47,281	1,147,506	25,027	543,589
Redemptions	(40,907)	(1,096,278)	(300,459)	(6,461,335)
Net increase (decrease)	45,525	1,072,036	(174,745)	(3,689,465)
Class V
Subscriptions	18,987	497,156	14,117	317,780
Distributions reinvested	137,974	3,572,158	77,501	1,777,867
Redemptions	(72,973)	(2,012,305)	(132,018)	(2,932,405)
Net increase (decrease)	83,988	2,057,009	(40,400)	(836,758)
Total net increase (decrease)	4,659,765	121,697,596	(723,954)	(20,493,019)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Growth Fund | Semiannual Report 2021

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Columbia Mid Cap Growth Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2021 (Unaudited)	$27.17	(0.11)	5.38	5.27	—	(4.56)	(4.56)
Year Ended 8/31/2020	$23.44	(0.14)	6.01	5.87	—	(2.14)	(2.14)
Year Ended 8/31/2019	$28.83	(0.07)	0.09	0.02	—	(5.41)	(5.41)
Year Ended 8/31/2018	$26.90	(0.10)	5.54	5.44	—	(3.51)	(3.51)
Year Ended 8/31/2017	$25.09	(0.09)	3.42	3.33	—	(1.52)	(1.52)
Year Ended 8/31/2016	$28.69	(0.06)	0.84	0.78	(0.26)	(4.12)	(4.38)
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$31.03	(0.09)	6.19	6.10	—	(4.62)	(4.62)
Year Ended 8/31/2020	$26.43	(0.09)	6.83	6.74	—	(2.14)	(2.14)
Year Ended 8/31/2019	$31.71	(0.02)	0.20	0.18	—	(5.46)	(5.46)
Year Ended 8/31/2018	$29.26	(0.05)	6.07	6.02	—	(3.57)	(3.57)
Year Ended 8/31/2017	$27.12	(0.03)	3.71	3.68	—	(1.54)	(1.54)
Year Ended 8/31/2016	$30.67	0.00(f)	0.91	0.91	(0.34)	(4.12)	(4.46)
Class C
Six Months Ended 2/28/2021 (Unaudited)	$20.72	(0.16)	4.04	3.88	—	(4.36)	(4.36)
Year Ended 8/31/2020	$18.48	(0.24)	4.62	4.38	—	(2.14)	(2.14)
Year Ended 8/31/2019	$23.99	(0.20)	(0.04)(g)	(0.24)	—	(5.27)	(5.27)
Year Ended 8/31/2018	$22.91	(0.26)	4.64	4.38	—	(3.30)	(3.30)
Year Ended 8/31/2017	$21.70	(0.24)	2.93	2.69	—	(1.48)	(1.48)
Year Ended 8/31/2016	$25.34	(0.21)	0.72	0.51	(0.03)	(4.12)	(4.15)
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$29.83	(0.09)	5.95	5.86	—	(4.62)	(4.62)
Year Ended 8/31/2020	$25.49	(0.08)	6.56	6.48	—	(2.14)	(2.14)
Year Ended 8/31/2019	$30.80	(0.01)	0.16	0.15	—	(5.46)	(5.46)
Year Ended 8/31/2018	$28.52	(0.04)	5.89	5.85	—	(3.57)	(3.57)
Year Ended 8/31/2017	$26.46	(0.03)	3.63	3.60	—	(1.54)	(1.54)
Year Ended 8/31/2016	$30.03	0.01	0.87	0.88	(0.33)	(4.12)	(4.45)
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$30.19	(0.08)	6.01	5.93	—	(4.63)	(4.63)
Year Ended 8/31/2020	$25.75	(0.07)	6.65	6.58	—	(2.14)	(2.14)
Year Ended 8/31/2019	$31.06	0.00(f)	0.16	0.16	—	(5.47)	(5.47)
Year Ended 8/31/2018	$28.73	(0.02)	5.95	5.93	—	(3.60)	(3.60)
Year Ended 8/31/2017	$26.63	(0.00)(f)	3.65	3.65	—	(1.55)	(1.55)
Year Ended 8/31/2016	$30.20	0.04	0.88	0.92	(0.37)	(4.12)	(4.49)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2021 (Unaudited)	$27.88	20.56%	1.12%(c),(d)	1.12%(c),(d),(e)	(0.81%)(c)	49%	$1,029,471
Year Ended 8/31/2020	$27.17	26.66%	1.15%	1.15%(e)	(0.58%)	63%	$967,087
Year Ended 8/31/2019	$23.44	2.78%	1.17%	1.17%	(0.31%)	89%	$810,161
Year Ended 8/31/2018	$28.83	22.23%	1.16%	1.16%(e)	(0.38%)	140%	$922,862
Year Ended 8/31/2017	$26.90	13.97%	1.19%	1.19%(e)	(0.37%)	119%	$834,347
Year Ended 8/31/2016	$25.09	2.83%	1.19%	1.19%(e)	(0.23%)	130%	$880,155
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$32.51	20.72%	0.87%(c),(d)	0.87%(c),(d),(e)	(0.57%)(c)	49%	$11,254
Year Ended 8/31/2020	$31.03	26.95%	0.90%	0.90%(e)	(0.33%)	63%	$8,071
Year Ended 8/31/2019	$26.43	3.08%	0.92%	0.92%	(0.06%)	89%	$17,075
Year Ended 8/31/2018	$31.71	22.50%	0.91%	0.91%(e)	(0.16%)	140%	$15,488
Year Ended 8/31/2017	$29.26	14.24%	0.94%	0.94%(e)	(0.11%)	119%	$35,473
Year Ended 8/31/2016	$27.12	3.10%	0.94%	0.94%(e)	0.02%	130%	$26,945
Class C
Six Months Ended 2/28/2021 (Unaudited)	$20.24	20.18%	1.87%(c),(d)	1.87%(c),(d),(e)	(1.56%)(c)	49%	$10,800
Year Ended 8/31/2020	$20.72	25.67%	1.90%	1.90%(e)	(1.32%)	63%	$11,759
Year Ended 8/31/2019	$18.48	2.03%	1.92%	1.92%	(1.05%)	89%	$12,863
Year Ended 8/31/2018	$23.99	21.27%	1.91%	1.91%(e)	(1.15%)	140%	$17,458
Year Ended 8/31/2017	$22.91	13.12%	1.94%	1.94%(e)	(1.12%)	119%	$41,030
Year Ended 8/31/2016	$21.70	2.05%	1.94%	1.94%(e)	(0.98%)	130%	$46,355
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$31.07	20.75%	0.87%(c),(d)	0.87%(c),(d),(e)	(0.57%)(c)	49%	$865,607
Year Ended 8/31/2020	$29.83	26.92%	0.90%	0.90%(e)	(0.33%)	63%	$748,236
Year Ended 8/31/2019	$25.49	3.07%	0.92%	0.92%	(0.05%)	89%	$652,043
Year Ended 8/31/2018	$30.80	22.49%	0.91%	0.91%(e)	(0.13%)	140%	$758,444
Year Ended 8/31/2017	$28.52	14.29%	0.94%	0.94%(e)	(0.12%)	119%	$679,866
Year Ended 8/31/2016	$26.46	3.09%	0.94%	0.94%(e)	0.02%	130%	$813,009
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$31.49	20.75%	0.82%(c),(d)	0.82%(c),(d)	(0.52%)(c)	49%	$46,665
Year Ended 8/31/2020	$30.19	27.05%	0.84%	0.84%	(0.26%)	63%	$43,423
Year Ended 8/31/2019	$25.75	3.11%	0.84%	0.84%	0.02%	89%	$46,284
Year Ended 8/31/2018	$31.06	22.60%	0.83%	0.83%	(0.06%)	140%	$48,792
Year Ended 8/31/2017	$28.73	14.40%	0.84%	0.84%	(0.01%)	119%	$51,118
Year Ended 8/31/2016	$26.63	3.21%	0.83%	0.83%	0.14%	130%	$36,964
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$30.22	(0.07)	6.02	5.95	—	(4.64)	(4.64)
Year Ended 8/31/2020	$25.77	(0.06)	6.65	6.59	—	(2.14)	(2.14)
Year Ended 8/31/2019	$31.07	0.02	0.16	0.18	—	(5.48)	(5.48)
Year Ended 8/31/2018	$28.74	(0.00)(f)	5.94	5.94	—	(3.61)	(3.61)
Year Ended 8/31/2017	$26.63	0.03	3.63	3.66	—	(1.55)	(1.55)
Year Ended 8/31/2016	$30.21	0.03	0.91	0.94	(0.40)	(4.12)	(4.52)
Class R
Six Months Ended 2/28/2021 (Unaudited)	$25.55	(0.14)	5.05	4.91	—	(4.49)	(4.49)
Year Ended 8/31/2020	$22.22	(0.18)	5.65	5.47	—	(2.14)	(2.14)
Year Ended 8/31/2019	$27.64	(0.12)	0.07	(0.05)	—	(5.37)	(5.37)
Year Ended 8/31/2018	$25.93	(0.16)	5.31	5.15	—	(3.44)	(3.44)
Year Ended 8/31/2017	$24.27	(0.15)	3.31	3.16	—	(1.50)	(1.50)
Year Ended 8/31/2016	$27.88	(0.12)	0.81	0.69	(0.18)	(4.12)	(4.30)
Class V
Six Months Ended 2/28/2021 (Unaudited)	$27.02	(0.11)	5.36	5.25	—	(4.56)	(4.56)
Year Ended 8/31/2020	$23.33	(0.14)	5.97	5.83	—	(2.14)	(2.14)
Year Ended 8/31/2019	$28.71	(0.07)	0.10	0.03	—	(5.41)	(5.41)
Year Ended 8/31/2018	$26.81	(0.10)	5.51	5.41	—	(3.51)	(3.51)
Year Ended 8/31/2017	$25.01	(0.09)	3.41	3.32	—	(1.52)	(1.52)
Year Ended 8/31/2016	$28.61	(0.06)	0.83	0.77	(0.25)	(4.12)	(4.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$31.53	20.80%	0.77%(c),(d)	0.77%(c),(d)	(0.47%)(c)	49%	$110,498
Year Ended 8/31/2020	$30.22	27.07%	0.79%	0.79%	(0.22%)	63%	$95,842
Year Ended 8/31/2019	$25.77	3.18%	0.79%	0.79%	0.08%	89%	$86,115
Year Ended 8/31/2018	$31.07	22.66%	0.78%	0.78%	(0.01%)	140%	$135,728
Year Ended 8/31/2017	$28.74	14.45%	0.79%	0.79%	0.11%	119%	$145,597
Year Ended 8/31/2016	$26.63	3.27%	0.79%	0.79%	0.13%	130%	$5,869
Class R
Six Months Ended 2/28/2021 (Unaudited)	$25.97	20.45%	1.37%(c),(d)	1.37%(c),(d),(e)	(1.06%)(c)	49%	$9,025
Year Ended 8/31/2020	$25.55	26.31%	1.40%	1.40%(e)	(0.82%)	63%	$7,717
Year Ended 8/31/2019	$22.22	2.56%	1.42%	1.42%	(0.55%)	89%	$10,593
Year Ended 8/31/2018	$27.64	21.89%	1.41%	1.41%(e)	(0.63%)	140%	$13,414
Year Ended 8/31/2017	$25.93	13.71%	1.44%	1.44%(e)	(0.62%)	119%	$15,333
Year Ended 8/31/2016	$24.27	2.58%	1.44%	1.44%(e)	(0.48%)	130%	$16,796
Class V
Six Months Ended 2/28/2021 (Unaudited)	$27.71	20.60%	1.12%(c),(d)	1.12%(c),(d),(e)	(0.81%)(c)	49%	$28,860
Year Ended 8/31/2020	$27.02	26.61%	1.15%	1.15%(e)	(0.57%)	63%	$25,875
Year Ended 8/31/2019	$23.33	2.83%	1.17%	1.17%	(0.31%)	89%	$23,279
Year Ended 8/31/2018	$28.71	22.19%	1.16%	1.16%(e)	(0.37%)	140%	$25,566
Year Ended 8/31/2017	$26.81	13.97%	1.19%	1.19%(e)	(0.36%)	119%	$22,419
Year Ended 8/31/2016	$25.01	2.83%	1.19%	1.19%(e)	(0.23%)	130%	$21,346
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2021	19

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Columbia Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Mid Cap Growth Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.74% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Affiliates) may coordinate in providing services to their clients. From time to time, the Investment Manager may engage its Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Affiliates provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. Pursuant to such arrangements, employees of Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, may provide such services to the Fund on behalf of
22	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
the Investment Manager subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.10
Class V	0.10
Columbia Mid Cap Growth Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expired on January 31, 2019. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at February 28, 2021 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $2,199, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2021, these minimum account balance fees reduced total expenses of the Fund by $2,800.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	101,224
Class C	—	1.00(b)	521
Class V	5.75	0.50 - 1.00(a)	229

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2021 through December 31, 2021	Prior to January 1, 2021
Class A	1.20%	1.20%
Advisor Class	0.95	0.95
Class C	1.95	1.95
Institutional Class	0.95	0.95
Institutional 2 Class	0.90	0.89
Institutional 3 Class	0.86	0.84
Class R	1.45	1.45
Class V	1.20	1.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,522,007,000	607,565,000	(16,993,000)	590,572,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2020 as arising on September 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
5,699,609	—
Columbia Mid Cap Growth Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $962,464,346 and $1,140,233,680, respectively, for the six months ended February 28, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	13,500,000	0.61	1
Lender	5,200,000	0.69	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the
26	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties,
Columbia Mid Cap Growth Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At February 28, 2021, affiliated shareholders of record owned 32.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
28	Columbia Mid Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Mid Cap Growth Fund | Semiannual Report 2021	29

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
30	Columbia Mid Cap Growth Fund | Semiannual Report 2021

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Columbia Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR194_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Columbia Small Cap Growth Fund I
(to be renamed Columbia Small Cap Growth Fund, effective June 9, 2021)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Small Cap Growth Fund I (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Growth Fund I  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since 2015
Wayne Collette, CFA
Co-Portfolio Manager
Managed Fund since 2006
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/05	40.59	89.45	32.55	17.65
	Including sales charges		32.50	78.59	30.99	16.95
Advisor Class*		11/08/12	40.75	89.90	32.88	17.95
Class C	Excluding sales charges	11/01/05	40.10	87.96	31.57	16.77
	Including sales charges		39.10	86.96	31.57	16.77
Institutional Class		10/01/96	40.76	89.88	32.87	17.94
Institutional 2 Class*		02/28/13	40.84	90.06	33.01	18.09
Institutional 3 Class		07/15/09	40.84	90.08	33.08	18.14
Class R		09/27/10	40.40	88.89	32.22	17.35
Russell 2000 Growth Index			37.33	58.88	21.15	13.80
Russell 2000 Index			41.69	51.00	17.92	11.86
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2021)
Common Stocks	94.0
Money Market Funds	6.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2021)
Communication Services	2.9
Consumer Discretionary	17.3
Energy	0.6
Financials	4.6
Health Care	36.4
Industrials	16.1
Information Technology	17.7
Materials	3.4
Real Estate	1.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,405.90	1,018.59	7.14	5.99	1.21
Advisor Class	1,000.00	1,000.00	1,407.50	1,019.81	5.67	4.75	0.96
Class C	1,000.00	1,000.00	1,401.00	1,014.91	11.54	9.68	1.96
Institutional Class	1,000.00	1,000.00	1,407.60	1,019.81	5.67	4.75	0.96
Institutional 2 Class	1,000.00	1,000.00	1,408.40	1,020.16	5.26	4.41	0.89
Institutional 3 Class	1,000.00	1,000.00	1,408.40	1,020.40	4.96	4.16	0.84
Class R	1,000.00	1,000.00	1,404.00	1,017.36	8.61	7.22	1.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.6%
Issuer	Shares	Value ($)
Communication Services 2.8%
Entertainment 1.3%
Skillz, Inc.(a)	1,188,812	37,578,347
Interactive Media & Services 1.5%
EverQuote, Inc., Class A(a)	944,801	46,276,353
Total Communication Services		83,854,700
Consumer Discretionary 16.4%
Diversified Consumer Services 0.4%
Vivint Smart Home, Inc.(a)	779,086	13,244,462
Hotels, Restaurants & Leisure 9.8%
Caesars Entertainment, Inc.(a)	915,500	85,544,320
GAN Ltd.(a)	1,105,298	28,229,311
Papa John’s International, Inc.	435,092	39,240,948
Penn National Gaming, Inc.(a)	126,789	14,679,630
Planet Fitness, Inc., Class A(a)	1,340,600	115,412,254
Texas Roadhouse, Inc.	180,734	16,425,106
Total		299,531,569
Internet & Direct Marketing Retail 3.4%
Etsy, Inc.(a)	145,838	32,123,736
Fiverr International Ltd.(a)	139,657	37,703,200
PubMatic, Inc., Class A(a),(b)	517,327	33,527,963
Total		103,354,899
Specialty Retail 2.8%
Floor & Decor Holdings, Inc.(a)	425,334	40,445,010
Leslie’s, Inc.(a)	693,001	16,826,064
Lithia Motors, Inc., Class A	73,163	27,359,304
Total		84,630,378
Total Consumer Discretionary		500,761,308
Energy 0.5%
Energy Equipment & Services 0.2%
Frank’s International NV(a)	1,312,200	5,944,266
Oil, Gas & Consumable Fuels 0.3%
Delek U.S. Holdings, Inc.	435,600	10,698,336
Total Energy		16,642,602
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 4.3%
Capital Markets 2.5%
CM Life Sciences, Inc., Class A(a)	344,284	6,889,123
Falcon Capital Acquisition Corp., Class A(a),(b)	2,364,963	25,754,447
Hillman Group (The) PIPE(a),(c),(d),(e),(f),(g)	2,460,000	22,041,600
Hims & Hers Health, Inc.(a)	1,607,073	23,415,053
Total		78,100,223
Consumer Finance 1.8%
LendingTree, Inc.(a)	200,026	53,780,991
Total Financials		131,881,214
Health Care 34.4%
Biotechnology 5.8%
Arrowhead Pharmaceuticals, Inc.(a)	214,164	17,060,304
Insmed, Inc.(a)	374,576	13,398,584
Iovance Biotherapeutics, Inc.(a)	215,411	8,034,830
IVERIC bio, Inc.(a)	907,524	5,572,197
Kura Oncology, Inc.(a)	200,750	5,621,000
Natera, Inc.(a)	586,642	68,103,270
Nurix Therapeutics, Inc.(a)	186,592	6,644,541
Olema Pharmaceuticals, Inc.(a)	209,597	8,367,112
Revolution Medicines, Inc.(a)	325,511	14,869,343
Sana Biotechnology, Inc.(a)	177,275	5,449,434
Silverback Therapeutics, Inc.(a)	237,272	11,403,292
SpringWorks Therapeutics, Inc.(a)	160,060	13,773,163
Total		178,297,070
Health Care Equipment & Supplies 7.9%
Acutus Medical, Inc.(a)	110,190	2,287,545
BioLife Solutions, Inc.(a)	741,514	29,089,594
Glaukos Corp.(a)	397,906	37,625,991
Heska Corp.(a)	336,867	63,465,743
Neogen Corp.(a)	431,500	35,348,480
Quidel Corp.(a)	145,110	23,835,769
Quotient Ltd.(a)	1,574,300	7,068,607
Silk Road Medical, Inc.(a)	476,712	26,109,516
Tandem Diabetes Care, Inc.(a)	167,899	16,116,625
Total		240,947,870
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 8.7%
Accolade, Inc.(a)	556,455	24,662,086
Addus HomeCare Corp.(a)	260,587	28,031,343
Amedisys, Inc.(a)	249,189	63,204,298
Chemed Corp.	159,316	70,929,076
HealthEquity, Inc.(a)	899,357	74,062,049
Signify Health, Inc., Class A(a)	199,144	6,575,735
Total		267,464,587
Health Care Technology 1.5%
American Well Corp., Class A(a)	129,611	3,171,581
Schrodinger, Inc.(a)	404,708	41,474,476
Total		44,646,057
Life Sciences Tools & Services 10.5%
10X Genomics, Inc., Class A(a)	377,699	67,226,645
AbCellera Biologics, Inc.(a)	449,167	16,938,087
Adaptive Biotechnologies Corp.(a)	694,804	39,305,062
Bio-Techne Corp.	235,639	85,228,270
Codexis, Inc.(a)	602,880	13,329,677
NeoGenomics, Inc.(a)	758,674	38,669,614
Quanterix Corp.(a)	716,241	54,255,256
Seer, Inc.(a)	119,218	5,749,884
Total		320,702,495
Total Health Care		1,052,058,079
Industrials 15.2%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.(a)	137,122	22,692,320
Spirit AeroSystems Holdings, Inc., Class A	575,132	24,632,903
Total		47,325,223
Building Products 1.0%
Simpson Manufacturing Co., Inc.	318,854	31,075,511
Commercial Services & Supplies 2.1%
Casella Waste Systems, Inc., Class A(a)	273,862	15,862,087
Healthcare Services Group, Inc.	718,223	20,433,444
McGrath Rentcorp	341,827	26,546,285
Total		62,841,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 4.3%
Array Technologies, Inc.(a)	473,646	17,562,794
Plug Power, Inc.(a)	855,800	41,403,604
Sunrun, Inc.(a)	354,053	22,156,637
Vertiv Holdings Co.	2,347,714	49,137,654
Total		130,260,689
Machinery 1.8%
Helios Technologies, Inc.	104,357	6,824,948
Kornit Digital Ltd.(a)	435,500	49,268,115
Total		56,093,063
Road & Rail 1.6%
Saia, Inc.(a)	243,981	48,925,510
Trading Companies & Distributors 2.9%
SiteOne Landscape Supply, Inc.(a)	555,744	88,090,981
Total Industrials		464,612,793
Information Technology 16.8%
Electronic Equipment, Instruments & Components 0.4%
908 Devices, Inc.(a)	217,147	11,550,049
IT Services 3.0%
Euronet Worldwide, Inc.(a)	267,775	40,249,260
Shift4 Payments, Inc., Class A(a)	684,997	52,402,271
Total		92,651,531
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.	225,304	23,533,003
Ichor Holdings Ltd.(a)	657,449	28,112,519
MKS Instruments, Inc.	243,279	40,116,707
Total		91,762,229
Software 10.4%
Alteryx, Inc., Class A(a)	146,020	13,959,512
Avalara, Inc.(a)	441,227	69,246,165
Bill.com Holdings, Inc.(a)	505,850	83,470,309
Blackline, Inc.(a)	307,170	38,095,223
Five9, Inc.(a)	146,243	27,090,053
fuboTV, Inc.(a)	414,405	14,628,497
Medallia, Inc.(a)	255,001	10,294,390
Paylocity Holding Corp.(a)	83,956	16,051,548

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SailPoint Technologies Holdings, Inc.(a)	336,511	18,972,490
Tenable Holdings, Inc.(a)	592,432	24,236,393
Total		316,044,580
Total Information Technology		512,008,389
Materials 3.2%
Chemicals 2.4%
Balchem Corp.	253,896	30,305,027
Livent Corp.(a)	2,267,961	42,229,434
Total		72,534,461
Metals & Mining 0.8%
Worthington Industries, Inc.	395,079	25,241,597
Total Materials		97,776,058
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
STORE Capital Corp.	881,204	29,467,462
Total Real Estate		29,467,462
Total Common Stocks (Cost $1,964,835,709)		2,889,062,605

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(b),(h)	184,897,309	184,878,820
Total Money Market Funds (Cost $184,874,734)		184,878,820
Total Investments in Securities (Cost: $2,149,710,443)		3,073,941,425
Other Assets & Liabilities, Net		(18,995,201)
Net Assets		3,054,946,224

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	70,567,762	623,149,364	(508,837,285)	(1,021)	184,878,820	(5,633)	44,929	184,897,309
Falcon Capital Acquisition Corp., Class A‡
	—	29,229,587	—	(3,475,140)	25,754,447	—	—	2,364,963
Oaktree Acquisition Corp., Class A‡,†
	—	17,518,196	(17,518,196)	—	—	—	—	—
PubMatic, Inc., Class A‡
	—	12,946,888	—	20,581,075	33,527,963	—	—	517,327
Total	70,567,762			17,104,914	244,161,230	(5,633)	44,929

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $22,041,600, which represents 0.72% of total net assets.
(d)	At February 28, 2021, the Fund had unfunded commitments to purchase shares for the securities shown below:

Security	Shares	Cost ($)
Hillman Group (The) PIPE	2,460,000	24,628,140

(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At February 28, 2021, the total market value of these securities amounted to $22,041,600, which represents 0.72% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Hillman Group (The) PIPE	01/25/2021	2,460,000	24,628,140	22,041,600

(f)	Valuation based on significant unobservable inputs.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at February 28, 2021.
Abbreviation Legend
PIPE	Private Investment in Public Equity
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	9

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	83,854,700	—	—	83,854,700
Consumer Discretionary	500,761,308	—	—	500,761,308
Energy	16,642,602	—	—	16,642,602
Financials	109,839,614	—	22,041,600	131,881,214
Health Care	1,052,058,079	—	—	1,052,058,079
Industrials	464,612,793	—	—	464,612,793
Information Technology	512,008,389	—	—	512,008,389
Materials	97,776,058	—	—	97,776,058
Real Estate	29,467,462	—	—	29,467,462
Total Common Stocks	2,867,021,005	—	22,041,600	2,889,062,605
Money Market Funds	184,878,820	—	—	184,878,820
Total Investments in Securities	3,051,899,825	—	22,041,600	3,073,941,425
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,922,659,234)	$2,829,780,195
Affiliated issuers (cost $227,051,209)	244,161,230
Cash	28,140
Receivable for:
Investments sold	10,412,289
Capital shares sold	19,767,636
Dividends	248,394
Prepaid expenses	40,856
Trustees’ deferred compensation plan	168,381
Other assets	53,445
Total assets	3,104,660,566
Liabilities
Payable for:
Investments purchased	22,161,653
Investments purchased on a delayed delivery basis	24,628,140
Capital shares purchased	2,367,966
Management services fees	65,717
Distribution and/or service fees	5,608
Transfer agent fees	256,750
Compensation of board members	19,747
Compensation of chief compliance officer	98
Other expenses	40,282
Trustees’ deferred compensation plan	168,381
Total liabilities	49,714,342
Net assets applicable to outstanding capital stock	$3,054,946,224
Represented by
Paid in capital	2,012,529,021
Total distributable earnings (loss)	1,042,417,203
Total - representing net assets applicable to outstanding capital stock	$3,054,946,224
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	11

Statement of Assets and Liabilities  (continued)
February 28, 2021 (Unaudited)
Class A
Net assets	$639,144,619
Shares outstanding	19,552,044
Net asset value per share	$32.69
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$34.68
Advisor Class
Net assets	$231,883,441
Shares outstanding	6,089,935
Net asset value per share	$38.08
Class C
Net assets	$41,159,546
Shares outstanding	1,693,319
Net asset value per share	$24.31
Institutional Class
Net assets	$1,460,161,349
Shares outstanding	41,072,107
Net asset value per share	$35.55
Institutional 2 Class
Net assets	$269,722,780
Shares outstanding	7,472,556
Net asset value per share	$36.10
Institutional 3 Class
Net assets	$401,296,034
Shares outstanding	10,957,507
Net asset value per share	$36.62
Class R
Net assets	$11,578,455
Shares outstanding	364,855
Net asset value per share	$31.73
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,988,435
Dividends — affiliated issuers	44,929
Interfund lending	82
Total income	3,033,446
Expenses:
Management services fees	8,655,148
Distribution and/or service fees
Class A	636,009
Class C	140,083
Class R	19,509
Transfer agent fees
Class A	317,302
Advisor Class	83,938
Class C	17,465
Institutional Class	659,268
Institutional 2 Class	45,317
Institutional 3 Class	8,512
Class R	4,862
Compensation of board members	24,018
Custodian fees	8,161
Printing and postage fees	55,725
Registration fees	112,501
Audit fees	14,467
Legal fees	20,570
Compensation of chief compliance officer	311
Other	113,289
Total expenses	10,936,455
Expense reduction	(2,694)
Total net expenses	10,933,761
Net investment loss	(7,900,315)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	189,579,648
Investments — affiliated issuers	(5,633)
Net realized gain	189,574,015
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	525,400,141
Investments — affiliated issuers	17,104,914
Net change in unrealized appreciation (depreciation)	542,505,055
Net realized and unrealized gain	732,079,070
Net increase in net assets resulting from operations	$724,178,755
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	13

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment loss	$(7,900,315)	$(6,939,168)
Net realized gain	189,574,015	99,038,796
Net change in unrealized appreciation (depreciation)	542,505,055	292,729,422
Net increase in net assets resulting from operations	724,178,755	384,829,050
Distributions to shareholders
Net investment income and net realized gains
Class A	(37,457,376)	(24,434,209)
Advisor Class	(8,450,117)	(2,172,361)
Class C	(2,479,771)	(1,153,231)
Institutional Class	(73,253,029)	(28,220,925)
Institutional 2 Class	(10,189,693)	(2,881,544)
Institutional 3 Class	(18,841,542)	(6,471,974)
Class R	(578,530)	(154,269)
Total distributions to shareholders	(151,250,058)	(65,488,513)
Increase in net assets from capital stock activity	918,022,536	571,924,301
Total increase in net assets	1,490,951,233	891,264,838
Net assets at beginning of period	1,563,994,991	672,730,153
Net assets at end of period	$3,054,946,224	$1,563,994,991
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,395,295	101,505,618	4,772,206	95,749,799
Distributions reinvested	1,177,743	33,271,231	1,153,206	21,507,292
Redemptions	(1,562,094)	(46,153,499)	(2,844,185)	(56,164,713)
Net increase	3,010,944	88,623,350	3,081,227	61,092,378
Advisor Class
Subscriptions	3,931,063	140,239,613	3,180,402	73,079,809
Distributions reinvested	251,704	8,276,024	98,079	2,106,731
Redemptions	(997,601)	(33,644,844)	(1,272,257)	(27,639,912)
Net increase	3,185,166	114,870,793	2,006,224	47,546,628
Class C
Subscriptions	688,772	15,823,374	700,100	10,578,063
Distributions reinvested	111,843	2,353,188	74,226	1,056,242
Redemptions	(166,751)	(3,847,097)	(294,021)	(4,354,889)
Net increase	633,864	14,329,465	480,305	7,279,416
Institutional Class
Subscriptions	15,495,378	500,626,010	22,088,836	474,555,614
Distributions reinvested	1,910,816	58,662,040	1,208,794	24,345,120
Redemptions	(4,878,320)	(158,576,284)	(8,140,904)	(165,413,597)
Net increase	12,527,874	400,711,766	15,156,726	333,487,137
Institutional 2 Class
Subscriptions	4,403,775	147,828,156	3,490,100	75,386,036
Distributions reinvested	326,907	10,189,693	141,107	2,881,408
Redemptions	(1,044,774)	(33,543,314)	(1,064,265)	(22,519,367)
Net increase	3,685,908	124,474,535	2,566,942	55,748,077
Institutional 3 Class
Subscriptions	6,537,123	218,196,070	4,742,599	110,463,899
Distributions reinvested	548,269	17,336,259	312,703	6,469,818
Redemptions	(1,980,971)	(65,289,373)	(2,268,545)	(52,336,537)
Net increase	5,104,421	170,242,956	2,786,757	64,597,180
Class R
Subscriptions	191,545	5,315,013	155,164	3,040,862
Distributions reinvested	21,083	578,530	8,340	151,451
Redemptions	(39,695)	(1,123,872)	(50,221)	(1,018,828)
Net increase	172,933	4,769,671	113,283	2,173,485
Total net increase	28,321,110	918,022,536	26,191,464	571,924,301
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2021 (Unaudited)	$25.05	(0.13)	9.95	9.82	(2.18)	(2.18)
Year Ended 8/31/2020	$19.72	(0.18)	7.28	7.10	(1.77)	(1.77)
Year Ended 8/31/2019	$22.05	(0.15)	1.12	0.97	(3.30)	(3.30)
Year Ended 8/31/2018	$19.46	(0.15)	5.87	5.72	(3.13)	(3.13)
Year Ended 8/31/2017	$17.29	(0.13)	3.78	3.65	(1.48)	(1.48)
Year Ended 8/31/2016	$27.22	(0.11)(h)	0.40	0.29	(10.22)	(10.22)
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$28.90	(0.12)	11.54	11.42	(2.24)	(2.24)
Year Ended 8/31/2020	$22.48	(0.15)	8.38	8.23	(1.81)	(1.81)
Year Ended 8/31/2019	$24.61	(0.11)	1.33	1.22	(3.35)	(3.35)
Year Ended 8/31/2018	$21.38	(0.12)	6.53	6.41	(3.18)	(3.18)
Year Ended 8/31/2017	$18.86	(0.09)	4.13	4.04	(1.52)	(1.52)
Year Ended 8/31/2016	$28.69	(0.03)(h)	0.42	0.39	(10.22)	(10.22)
Class C
Six Months Ended 2/28/2021 (Unaudited)	$19.01	(0.18)	7.49	7.31	(2.01)	(2.01)
Year Ended 8/31/2020	$15.34	(0.25)	5.54	5.29	(1.62)	(1.62)
Year Ended 8/31/2019	$17.93	(0.22)	0.78	0.56	(3.15)	(3.15)
Year Ended 8/31/2018	$16.35	(0.25)	4.82	4.57	(2.99)	(2.99)
Year Ended 8/31/2017	$14.74	(0.23)	3.20	2.97	(1.36)	(1.36)
Year Ended 8/31/2016	$24.87	(0.21)(h)	0.30	0.09	(10.22)	(10.22)
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$27.10	(0.11)	10.80	10.69	(2.24)	(2.24)
Year Ended 8/31/2020	$21.20	(0.14)	7.85	7.71	(1.81)	(1.81)
Year Ended 8/31/2019	$23.42	(0.11)	1.24	1.13	(3.35)	(3.35)
Year Ended 8/31/2018	$20.49	(0.11)	6.22	6.11	(3.18)	(3.18)
Year Ended 8/31/2017	$18.13	(0.09)	3.97	3.88	(1.52)	(1.52)
Year Ended 8/31/2016	$27.98	(0.07)(h)	0.44	0.37	(10.22)	(10.22)
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$27.49	(0.10)	10.97	10.87	(2.26)	(2.26)
Year Ended 8/31/2020	$21.47	(0.13)	7.98	7.85	(1.83)	(1.83)
Year Ended 8/31/2019	$23.68	(0.09)	1.26	1.17	(3.38)	(3.38)
Year Ended 8/31/2018	$20.68	(0.09)	6.29	6.20	(3.20)	(3.20)
Year Ended 8/31/2017	$18.28	(0.07)	4.01	3.94	(1.54)	(1.54)
Year Ended 8/31/2016	$28.11	(0.04)(h)	0.43	0.39	(10.22)	(10.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2021 (Unaudited)	$32.69	40.59%	1.21%(c)	1.21%(c),(d)	(0.92%)(c)	27%	$639,145
Year Ended 8/31/2020	$25.05	39.06%	1.29%(e),(f)	1.29%(d),(e),(f)	(0.89%)	76%	$414,360
Year Ended 8/31/2019	$19.72	7.76%	1.33%(e)	1.33%(e)	(0.79%)	113%	$265,473
Year Ended 8/31/2018	$22.05	33.62%	1.35%(f)	1.34%(d),(f)	(0.79%)	156%	$249,156
Year Ended 8/31/2017	$19.46	22.42%	1.39%(g)	1.34%(d),(g)	(0.74%)	174%	$189,019
Year Ended 8/31/2016	$17.29	2.88%	1.41%(f)	1.36%(d),(f)	(0.62%)	142%	$174,183
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$38.08	40.75%	0.96%(c)	0.96%(c),(d)	(0.69%)(c)	27%	$231,883
Year Ended 8/31/2020	$28.90	39.42%	1.04%(e),(f)	1.04%(d),(e),(f)	(0.66%)	76%	$83,934
Year Ended 8/31/2019	$22.48	8.05%	1.07%(e)	1.07%(e)	(0.54%)	113%	$20,203
Year Ended 8/31/2018	$24.61	33.91%	1.10%(f)	1.09%(d),(f)	(0.53%)	156%	$8,913
Year Ended 8/31/2017	$21.38	22.68%	1.12%(g)	1.09%(d),(g)	(0.46%)	174%	$1,734
Year Ended 8/31/2016	$18.86	3.15%	1.16%(f)	1.10%(d),(f)	(0.16%)	142%	$1,283
Class C
Six Months Ended 2/28/2021 (Unaudited)	$24.31	40.10%	1.96%(c)	1.96%(c),(d)	(1.68%)(c)	27%	$41,160
Year Ended 8/31/2020	$19.01	38.03%	2.04%(e),(f)	2.04%(d),(e),(f)	(1.65%)	76%	$20,142
Year Ended 8/31/2019	$15.34	6.93%	2.08%(e)	2.08%(e)	(1.54%)	113%	$8,887
Year Ended 8/31/2018	$17.93	32.58%	2.10%(f)	2.09%(d),(f)	(1.54%)	156%	$8,401
Year Ended 8/31/2017	$16.35	21.48%	2.14%(g)	2.09%(d),(g)	(1.49%)	174%	$12,281
Year Ended 8/31/2016	$14.74	2.12%	2.16%(f)	2.12%(d),(f)	(1.37%)	142%	$13,187
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$35.55	40.76%	0.96%(c)	0.96%(c),(d)	(0.67%)(c)	27%	$1,460,161
Year Ended 8/31/2020	$27.10	39.35%	1.04%(e),(f)	1.04%(d),(e),(f)	(0.65%)	76%	$773,636
Year Ended 8/31/2019	$21.20	8.08%	1.08%(e)	1.08%(e)	(0.54%)	113%	$283,781
Year Ended 8/31/2018	$23.42	33.91%	1.10%(f)	1.09%(d),(f)	(0.54%)	156%	$226,120
Year Ended 8/31/2017	$20.49	22.72%	1.14%(g)	1.09%(d),(g)	(0.49%)	174%	$159,344
Year Ended 8/31/2016	$18.13	3.15%	1.15%(f)	1.12%(d),(f)	(0.38%)	142%	$157,826
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$36.10	40.84%	0.89%(c)	0.89%(c)	(0.62%)(c)	27%	$269,723
Year Ended 8/31/2020	$27.49	39.50%	0.96%(e),(f)	0.96%(e),(f)	(0.58%)	76%	$104,108
Year Ended 8/31/2019	$21.47	8.16%	0.97%(e)	0.97%(e)	(0.45%)	113%	$26,190
Year Ended 8/31/2018	$23.68	34.07%	0.99%(f)	0.98%(f)	(0.43%)	156%	$21,024
Year Ended 8/31/2017	$20.68	22.87%	1.00%(g)	0.99%(g)	(0.39%)	174%	$15,478
Year Ended 8/31/2016	$18.28	3.24%	0.99%(f)	0.99%(f)	(0.23%)	142%	$11,704
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$27.87	(0.09)	11.11	11.02	(2.27)	(2.27)
Year Ended 8/31/2020	$21.75	(0.12)	8.08	7.96	(1.84)	(1.84)
Year Ended 8/31/2019	$23.93	(0.08)	1.29	1.21	(3.39)	(3.39)
Year Ended 8/31/2018	$20.87	(0.08)	6.35	6.27	(3.21)	(3.21)
Year Ended 8/31/2017	$18.43	(0.07)	4.06	3.99	(1.55)	(1.55)
Year Ended 8/31/2016	$28.24	(0.03)(h)	0.44	0.41	(10.22)	(10.22)
Class R
Six Months Ended 2/28/2021 (Unaudited)	$24.35	(0.17)	9.68	9.51	(2.13)	(2.13)
Year Ended 8/31/2020	$19.22	(0.23)	7.08	6.85	(1.72)	(1.72)
Year Ended 8/31/2019	$21.57	(0.19)	1.09	0.90	(3.25)	(3.25)
Year Ended 8/31/2018	$19.10	(0.20)	5.75	5.55	(3.08)	(3.08)
Year Ended 8/31/2017	$17.00	(0.17)	3.71	3.54	(1.44)	(1.44)
Year Ended 8/31/2016	$26.99	(0.16)(h)	0.39	0.23	(10.22)	(10.22)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class R
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
08/31/2016	$0.04	$0.07	$0.03	$0.04	$0.05	$0.05	$0.04
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$36.62	40.84%	0.84%(c)	0.84%(c)	(0.56%)(c)	27%	$401,296
Year Ended 8/31/2020	$27.87	39.55%	0.90%(e),(f)	0.90%(e),(f)	(0.52%)	76%	$163,142
Year Ended 8/31/2019	$21.75	8.26%	0.92%(e)	0.92%(e)	(0.38%)	113%	$66,685
Year Ended 8/31/2018	$23.93	34.12%	0.94%(f)	0.93%(f)	(0.38%)	156%	$64,214
Year Ended 8/31/2017	$20.87	22.96%	0.96%	0.94%	(0.38%)	174%	$54,574
Year Ended 8/31/2016	$18.43	3.30%	0.94%(f)	0.94%(f)	(0.14%)	142%	$6,562
Class R
Six Months Ended 2/28/2021 (Unaudited)	$31.73	40.40%	1.46%(c)	1.46%(c),(d)	(1.18%)(c)	27%	$11,578
Year Ended 8/31/2020	$24.35	38.67%	1.54%(e),(f)	1.54%(d),(e),(f)	(1.16%)	76%	$4,674
Year Ended 8/31/2019	$19.22	7.53%	1.58%(e)	1.58%(e)	(1.03%)	113%	$1,511
Year Ended 8/31/2018	$21.57	33.26%	1.60%(f)	1.59%(d),(f)	(1.04%)	156%	$1,651
Year Ended 8/31/2017	$19.10	22.10%	1.64%(g)	1.59%(d),(g)	(0.99%)	174%	$1,387
Year Ended 8/31/2016	$17.00	2.61%	1.66%(f)	1.62%(d),(f)	(0.88%)	142%	$1,356
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	19

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Columbia Small Cap Growth Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.80% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
22	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2021, these minimum account balance fees reduced total expenses of the Fund by $2,694.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	620,497
Class C	—	1.00(b)	499

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2021 through December 31, 2021	Prior to January 1, 2021
Class A	1.31%	1.35%
Advisor Class	1.06	1.10
Class C	2.06	2.10
Institutional Class	1.06	1.10
Institutional 2 Class	1.00	1.03
Institutional 3 Class	0.94	0.97
Class R	1.56	1.60
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,149,710,000	947,984,000	(23,753,000)	924,231,000
24	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,220,934,130 and $556,303,339, respectively, for the six months ended February 28, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,466,667	0.69	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused
Columbia Small Cap Growth Fund I | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
26	Columbia Small Cap Growth Fund I | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At February 28, 2021, affiliated shareholders of record owned 18.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Small Cap Growth Fund I | Semiannual Report 2021	27

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
28	Columbia Small Cap Growth Fund I | Semiannual Report 2021

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Columbia Small Cap Growth Fund I
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR226_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Columbia Strategic Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Strategic Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic Income Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2010
Jason Callan
Portfolio Manager
Managed Fund since 2017
Alexandre (Alex) Christensen, CFA
Portfolio Manager
Managed Fund since March 2021
Average annual total returns (%) (for the period ended February 28, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/21/77	5.43	8.41	6.34	4.98
	Including sales charges		0.47	3.27	5.30	4.47
Advisor Class*		11/08/12	5.63	8.63	6.61	5.19
Class C	Excluding sales charges	07/01/97	5.04	7.61	5.55	4.25
	Including sales charges		4.04	6.61	5.55	4.25
Institutional Class		01/29/99	5.58	8.76	6.59	5.26
Institutional 2 Class*		03/07/11	5.68	8.70	6.66	5.33
Institutional 3 Class*		06/13/13	5.64	8.70	6.68	5.28
Class R		09/27/10	5.35	8.17	6.05	4.77
Bloomberg Barclays U.S. Aggregate Bond Index			-1.55	1.38	3.55	3.58
ICE BofA US Cash Pay High Yield Constrained Index			6.03	8.46	8.78	6.31
FTSE Non-U.S. World Government Bond (All Maturities) Index - Unhedged			0.28	5.34	3.32	1.42
JPMorgan Emerging Markets Bond Index-Global			-0.15	0.99	5.65	5.59
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to August 29, 2014 reflects returns achieved pursuant to different principal investment strategies.
The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
The ICE BofA US Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market.
The FTSE Non-U.S. World Government Bond (All Maturities) Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Columbia Strategic Income Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at February 28, 2021)
Asset-Backed Securities — Non-Agency	7.7
Commercial Mortgage-Backed Securities - Non-Agency	5.4
Common Stocks	0.0(a)
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	36.4
Foreign Government Obligations	7.0
Inflation-Indexed Bonds	0.1
Money Market Funds	3.8
Options Purchased Puts	0.8
Residential Mortgage-Backed Securities - Agency	9.4
Residential Mortgage-Backed Securities - Non-Agency	20.2
Senior Loans	9.2
Warrants	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at February 28, 2021)
AAA rating	10.0
AA rating	3.9
A rating	4.4
BBB rating	19.1
BB rating	25.4
B rating	21.3
CCC rating	4.4
CC rating	0.0(a)
C rating	0.0(a)
D rating	0.0(a)
Not rated	11.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Strategic Income Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,054.30	1,020.01	4.63	4.56	0.92
Advisor Class	1,000.00	1,000.00	1,056.30	1,021.23	3.38	3.32	0.67
Class C	1,000.00	1,000.00	1,050.40	1,016.33	8.40	8.26	1.67
Institutional Class	1,000.00	1,000.00	1,055.80	1,021.23	3.38	3.32	0.67
Institutional 2 Class	1,000.00	1,000.00	1,056.80	1,021.38	3.23	3.17	0.64
Institutional 3 Class	1,000.00	1,000.00	1,056.40	1,021.63	2.98	2.92	0.59
Class R	1,000.00	1,000.00	1,053.50	1,018.78	5.89	5.79	1.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Strategic Income Fund | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 8.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-2 Class F
07/10/2025	6.290%	12,824,000	13,466,658
Subordinated Series 2018-4 Class F
10/13/2025	6.940%	6,515,000	6,910,400
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	6.791%	12,000,000	11,711,916
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.691%	11,200,000	11,193,762
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	1.718%	32,414,000	32,290,243
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	5,154,953	5,172,701
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	1.814%	18,925,000	18,926,003
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.824%	8,686,000	8,688,380
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.661%	11,725,000	11,627,026
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	2.024%	14,400,000	14,407,358
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	999,143	1,001,892
Series 2019-B Class B
06/17/2024	3.620%	27,100,000	27,148,238
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	4,345,700	4,378,497
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class BR
3-month USD LIBOR + 1.300% Floor 1.300% 04/15/2031	1.541%	8,000,000	7,969,752
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	14,309,000	14,815,368
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	12,350,000	12,812,930
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	8,001,922	8,187,727
Series 2019-11 Class A
12/15/2045	3.750%	4,369,743	4,432,992
Series 2019-2 Class A
08/15/2025	4.000%	10,909,146	11,117,764
Series 2019-3 Class A
10/15/2025	3.750%	12,249,732	12,469,220
Series 2019-7 Class A
01/15/2027	3.750%	12,317,972	12,483,593
Series 2019-8 Class A
12/15/2045	3.750%	6,123,174	6,192,059
Series 2020-1 Class A
01/16/2046	3.500%	15,033,953	15,233,200
Series 2020-2 Class A
02/15/2046	3.600%	8,723,794	8,824,910
Series 2020-T1 Class A
02/15/2046	3.500%	6,689,702	6,709,645
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.741%	10,900,000	10,957,988
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.974%	14,000,000	14,005,054
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.122%	6,000,000	6,003,942
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	4.322%	9,500,000	9,517,575
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	1.724%	24,000,000	24,004,200
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	1.955%	14,700,000	14,702,499
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.674%	18,500,000	18,500,185
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-1 Class A
06/15/2026	3.690%	9,386,654	9,480,521
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	3,122,592	3,133,046
Series 2019-3 Class A
11/16/2026	3.821%	15,382,928	15,633,801
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	18,300,000	18,355,469
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	1,233,749	1,245,595
Prosper Pass-Through Trust(a),(c),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	8,815,672	8,859,750
RR 1 LLC(a),(b)
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	6.741%	5,000,000	5,001,380
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	9,596,375	9,657,057
Series 2020-1A Class B
10/15/2026	3.950%	4,000,000	4,126,356
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	12,373,761	12,514,239
Upstart Securitization Trust(a)
Subordinated Series 2018-2 Class C
12/22/2025	5.494%	3,497,051	3,542,537
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class E
03/17/2025	3.590%	9,080,000	9,405,286
Total Asset-Backed Securities — Non-Agency (Cost $483,107,548)			486,818,714

Commercial Mortgage-Backed Securities - Non-Agency 5.8%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.057%	13,300,000	11,451,525
BFLD(a),(b)
Subordinated Series 2019-DPLO Class E
1-month USD LIBOR + 2.240% Floor 2.240% 10/15/2034	2.352%	11,510,000	11,394,914
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.652%	7,000,000	6,807,755
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.952%	3,485,000	3,474,730
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.508%	8,700,000	7,636,869
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 01/15/2034	2.357%	7,000,000	7,006,562
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	21,558,000	21,386,053
BX Trust(a),(e)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%	6,000,000	6,303,719
CALI Mortgage Trust(a),(e)
Series 2019-101C Class F
03/10/2039	4.324%	4,700,000	4,200,166
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.362%	17,735,000	17,735,032

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.112%	4,000,000	3,996,262
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.833%	4,625,000	4,364,780
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.529%	16,035,000	14,290,695
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.605%	16,759,989	16,807,168
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class F
02/10/2037	3.633%	4,000,000	3,553,775
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,000,000	3,699,580
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	6,249,739
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,960,000	16,131,000
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	8,400,000	8,864,878
CSMC Trust(a),(e)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	15,300,000	13,847,413
Hilton USA Trust(a),(e)
Series 2016-HHV Class F
11/05/2038	4.194%	28,590,000	28,363,296
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	11,577,037
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.177%	15,500,000	13,161,844
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	13,000,000	13,318,500
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	17,234,600
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,785,000	12,721,744
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	12,000,000	12,601,358
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.212%	13,037,132	12,971,966
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.612%	10,941,000	10,861,631
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.012%	9,645,000	9,363,186
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.775% Floor 1.650% 12/15/2034	1.888%	9,790,000	9,643,192
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $335,527,522)			341,020,969

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(f)	300	4,584
Total Communication Services		4,584
Consumer Discretionary 0.0%
Specialty Retail 0.0%
David’s Bridal, Inc.(f)	11,031	4,137
Total Consumer Discretionary		4,137
Energy 0.0%
Energy Equipment & Services 0.0%
Covia Holdings Corp.(f)	74,466	600,382
Fieldwood Energy LLC(c),(f)	8,596	859
McDermott International, Inc.(c),(d),(f)	2,507	—
McDermott International, Inc.(f)	47,856	45,607
Total		646,848

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.0%
Southcross Energy Partners LLC(c),(f)	14,393	432
Southcross Energy Partners LLC, Class A(c),(f)	272,263	138,854
Total		139,286
Total Energy		786,134
Financials —%
Diversified Financial Services —%
Alloy Finco Ltd.(c),(d),(f)	417,025	0
Total Financials		0
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(f)	23,468	356,913
Total Industrials		356,913
Total Common Stocks (Cost $1,435,540)		1,151,768

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%	2,621,000	2,464,597
Total Convertible Bonds (Cost $2,461,819)			2,464,597

Corporate Bonds & Notes 39.4%

Aerospace & Defense 0.6%
Bombardier, Inc.(a)
10/15/2022	6.000%	1,696,000	1,662,426
12/01/2024	7.500%	527,000	494,772
03/15/2025	7.500%	1,795,000	1,641,616
04/15/2027	7.875%	2,210,000	1,985,021
Moog, Inc.(a)
12/15/2027	4.250%	1,229,000	1,262,777
Northrop Grumman Corp.
01/15/2028	3.250%	7,760,000	8,452,238
TransDigm, Inc.
05/15/2025	6.500%	579,000	590,678
06/15/2026	6.375%	2,345,000	2,413,943
03/15/2027	7.500%	1,059,000	1,128,419
11/15/2027	5.500%	470,000	482,493
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
12/15/2025	8.000%	2,772,000	3,017,519
03/15/2026	6.250%	7,663,000	8,072,142
01/15/2029	4.625%	3,331,000	3,281,035
Total			34,485,079
Airlines 0.1%
American Airlines, Inc.(a)
07/15/2025	11.750%	1,807,000	2,150,635
Delta Air Lines, Inc.
01/15/2026	7.375%	527,000	615,831
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	2,325,720	2,440,625
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,104,000	1,205,747
Total			6,412,838
Automotive 0.9%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	195,000	203,610
Clarios Global LP(a)
05/15/2025	6.750%	889,000	951,454
Ford Motor Co.
04/21/2023	8.500%	1,235,000	1,380,113
04/22/2025	9.000%	779,000	942,014
04/22/2030	9.625%	233,000	330,431
Ford Motor Credit Co. LLC
03/18/2024	5.584%	3,795,000	4,108,733
09/08/2024	3.664%	3,700,000	3,811,840
11/01/2024	4.063%	3,000,000	3,137,526
06/16/2025	5.125%	6,663,000	7,197,751
11/13/2025	3.375%	1,566,000	1,592,289
08/17/2027	4.125%	7,247,000	7,618,560
02/16/2028	2.900%	1,844,000	1,816,839
11/13/2030	4.000%	755,000	771,857
IAA Spinco, Inc.(a)
06/15/2027	5.500%	2,242,000	2,343,191
IHO Verwaltungs GmbH(a),(g)
05/15/2029	6.375%	643,000	713,439
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	6,983,000	7,088,545
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	1,144,000	1,218,118
05/15/2027	8.500%	3,927,000	4,242,489
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	1,112,000	1,145,367
Tenneco, Inc.(a)
01/15/2029	7.875%	2,086,000	2,337,812
Total			52,951,978

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.3%
Bank of America Corp.(h)
10/24/2031	1.922%	47,155,000	45,864,666
Capital One Financial Corp.
01/31/2028	3.800%	6,616,000	7,437,675
Citigroup, Inc.(h)
06/03/2031	2.572%	7,385,000	7,562,953
Goldman Sachs Group Inc (The)(h)
01/27/2032	1.992%	7,515,000	7,344,594
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	8,985,000	9,442,803
Total			77,652,691
Brokerage/Asset Managers/Exchanges 0.2%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	720,000	806,631
AG Issuer LLC(a)
03/01/2028	6.250%	717,000	757,264
NFP Corp.(a)
05/15/2025	7.000%	653,000	700,609
08/15/2028	6.875%	8,116,000	8,376,160
Total			10,640,664
Building Materials 0.7%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	4,063,000	4,200,496
01/15/2028	4.000%	4,311,000	4,355,506
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	7,480,000	7,549,663
11/15/2026	4.500%	3,624,000	3,770,447
Cemex SAB de CV(a)
11/19/2029	5.450%	10,760,000	11,758,375
Core & Main LP(a)
08/15/2025	6.125%	5,462,000	5,583,368
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	1,728,000	1,797,121
Interface, Inc.(a)
12/01/2028	5.500%	526,000	551,707
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,493,000	1,590,019
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,828,000	1,943,866
Total			43,100,568
Cable and Satellite 2.4%
Cable One, Inc.(a)
11/15/2030	4.000%	1,322,000	1,322,130
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	1,390,000	1,435,954
05/01/2027	5.125%	5,385,000	5,641,829
05/01/2027	5.875%	766,000	793,325
02/01/2028	5.000%	2,860,000	2,993,491
06/01/2029	5.375%	2,314,000	2,492,856
03/01/2030	4.750%	2,475,000	2,580,893
08/15/2030	4.500%	7,378,000	7,637,995
02/01/2031	4.250%	1,297,000	1,308,401
05/01/2032	4.500%	3,192,000	3,279,621
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	815,000	948,640
03/01/2050	4.800%	13,900,000	15,121,053
04/01/2061	3.850%	880,000	806,532
Comcast Corp.
01/15/2051	2.800%	2,355,000	2,212,046
CSC Holdings LLC
06/01/2024	5.250%	1,064,000	1,145,372
CSC Holdings LLC(a)
02/01/2028	5.375%	5,078,000	5,367,791
02/01/2029	6.500%	3,568,000	3,950,232
01/15/2030	5.750%	3,974,000	4,241,762
12/01/2030	4.125%	1,000,000	1,004,117
12/01/2030	4.625%	4,778,000	4,762,286
02/15/2031	3.375%	3,235,000	3,104,497
DISH DBS Corp.
07/15/2022	5.875%	922,000	960,992
11/15/2024	5.875%	3,171,000	3,318,781
07/01/2026	7.750%	10,484,000	11,521,170
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	2,105,000	2,142,767
09/15/2028	6.500%	4,073,000	4,276,839
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	1,256,000	1,295,007
08/01/2027	5.000%	574,000	597,833
07/01/2029	5.500%	1,278,000	1,383,094
07/01/2030	4.125%	3,750,000	3,806,082
Sky PLC(a)
09/16/2024	3.750%	12,889,000	14,239,590
Viasat, Inc.(a)
04/15/2027	5.625%	796,000	834,173
Virgin Media Finance PLC(a)
07/15/2030	5.000%	6,205,000	6,303,439
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,590,000	1,655,719
05/15/2029	5.500%	3,859,000	4,128,561
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	2,722,000	2,839,280
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	5,305,000	5,522,835

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2027	5.500%	2,571,000	2,674,473
01/15/2030	4.875%	2,116,000	2,208,406
Total			141,859,864
Chemicals 0.9%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,235,000	2,171,390
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,180,000	2,278,867
Braskem America Finance Co.(a)
07/22/2041	7.125%	692,000	785,358
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	12,000,000	12,184,270
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,241,000	4,234,811
HB Fuller Co.
10/15/2028	4.250%	1,289,000	1,315,867
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	323,000	359,036
INEOS Group Holdings SA(a)
08/01/2024	5.625%	3,163,000	3,209,017
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	1,561,000	1,557,051
Ingevity Corp.(a)
11/01/2028	3.875%	3,405,000	3,372,784
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,498,000	2,720,313
Iris Holdings, Inc.(a),(g)
02/15/2026	8.750%	1,568,000	1,600,293
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	1,530,000	1,594,882
PQ Corp.(a)
12/15/2025	5.750%	2,815,000	2,888,114
SPCM SA(a)
09/15/2025	4.875%	1,621,000	1,669,778
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	3,801,000	4,042,599
WR Grace & Co.(a)
06/15/2027	4.875%	3,998,000	4,143,640
Total			50,128,070
Construction Machinery 0.3%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,533,000	5,324,636
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,939,000	2,045,729
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	1,849,000	1,904,787
United Rentals North America, Inc.
09/15/2026	5.875%	3,303,000	3,477,099
07/15/2030	4.000%	897,000	930,015
02/15/2031	3.875%	1,574,000	1,611,335
Total			15,293,601
Consumer Cyclical Services 0.6%
APX Group, Inc.
12/01/2022	7.875%	6,484,000	6,505,779
09/01/2023	7.625%	5,646,000	5,865,093
11/01/2024	8.500%	3,672,000	3,852,437
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,049,000	1,057,976
12/01/2028	6.125%	626,000	647,560
ASGN, Inc.(a)
05/15/2028	4.625%	3,031,000	3,159,818
Frontdoor, Inc.(a)
08/15/2026	6.750%	2,640,000	2,812,919
Match Group, Inc.(a)
06/01/2028	4.625%	1,429,000	1,486,390
Staples, Inc.(a)
04/15/2026	7.500%	2,503,000	2,509,071
04/15/2027	10.750%	494,000	470,952
Uber Technologies, Inc.(a)
05/15/2025	7.500%	3,822,000	4,106,018
01/15/2028	6.250%	1,665,000	1,779,819
Total			34,253,832
Consumer Products 0.3%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	2,214,000	2,372,483
Mattel, Inc.(a)
12/15/2027	5.875%	1,968,000	2,142,568
Mattel, Inc.
11/01/2041	5.450%	1,866,000	2,108,331
Newell Brands, Inc.
06/01/2025	4.875%	778,000	856,867
Prestige Brands, Inc.(a)
03/01/2024	6.375%	3,803,000	3,863,620
01/15/2028	5.125%	934,000	977,572
Prestige Brands, Inc.(a),(i)
04/01/2031	3.750%	1,414,000	1,382,792
Spectrum Brands, Inc.
07/15/2025	5.750%	1,506,000	1,551,180
Spectrum Brands, Inc.(a),(i)
03/15/2031	3.875%	1,295,000	1,281,051

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.(a)
02/15/2030	4.250%	2,602,000	2,689,736
Total			19,226,200
Diversified Manufacturing 0.6%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	1,954,000	2,022,906
06/30/2028	4.125%	1,878,000	1,955,655
Carrier Global Corp.
04/05/2040	3.377%	4,835,000	5,030,156
04/05/2050	3.577%	6,445,000	6,629,896
CFX Escrow Corp.(a)
02/15/2024	6.000%	563,000	581,416
02/15/2026	6.375%	1,310,000	1,400,659
Gates Global LLC/Co.(a)
01/15/2026	6.250%	2,554,000	2,680,259
MTS Systems Corp.(a)
08/15/2027	5.750%	854,000	938,763
Resideo Funding, Inc.(a)
11/01/2026	6.125%	3,022,000	3,187,729
TriMas Corp.(a)
10/15/2025	4.875%	1,887,000	1,925,196
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,943,000	2,099,152
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	910,000	948,738
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	4,800,000	5,196,356
06/15/2028	7.250%	1,928,000	2,141,351
Total			36,738,232
Electric 3.6%
AEP Texas, Inc.
01/15/2050	3.450%	11,560,000	12,040,291
Calpine Corp.(a)
06/01/2026	5.250%	894,000	919,519
02/15/2028	4.500%	2,705,000	2,778,941
03/15/2028	5.125%	2,547,000	2,568,848
Clearway Energy Operating LLC
10/15/2025	5.750%	1,910,000	1,997,603
09/15/2026	5.000%	2,926,000	3,021,095
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,073,000	4,349,879
CMS Energy Corp.
03/01/2024	3.875%	7,500,000	8,116,541
03/31/2043	4.700%	3,979,000	4,707,596
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	1,195,000	1,353,477
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
06/01/2024	3.500%	6,660,000	7,199,627
10/01/2026	2.850%	27,095,000	29,149,077
Duke Energy Corp.
06/01/2030	2.450%	18,090,000	18,388,765
Emera U.S. Finance LP
06/15/2046	4.750%	15,730,000	18,498,933
Eversource Energy
01/15/2028	3.300%	4,190,000	4,613,850
Georgia Power Co.
03/15/2042	4.300%	3,145,000	3,691,446
01/30/2050	3.700%	2,115,000	2,282,767
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,319,000	2,460,435
09/15/2027	4.500%	9,775,000	10,885,748
NRG Energy, Inc.
01/15/2027	6.625%	875,000	909,890
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,840,000	1,812,210
06/15/2029	5.250%	3,159,000	3,346,081
02/15/2031	3.625%	6,047,000	5,955,926
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,034,000	1,076,910
PG&E Corp.
07/01/2028	5.000%	1,845,000	1,939,926
Southern Co. (The)
07/01/2046	4.400%	14,550,000	16,788,863
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,268,000	2,507,394
01/15/2030	4.750%	3,263,000	3,437,705
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,934,000	2,020,709
07/31/2027	5.000%	3,958,000	4,126,250
Xcel Energy, Inc.
06/15/2028	4.000%	9,840,000	11,199,245
06/01/2030	3.400%	14,082,000	15,489,091
Total			209,634,638
Environmental 0.3%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,709,000	2,776,368
08/01/2025	3.750%	3,794,000	3,876,840
12/15/2026	5.125%	2,134,000	2,258,340
05/01/2027	8.500%	1,104,000	1,219,473
08/01/2028	4.000%	2,000,000	1,964,016
09/01/2028	3.500%	4,172,000	4,097,086
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	3,574,000	3,671,661
Total			19,863,784

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 1.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	25,925,000	29,663,800
Global Aircraft Leasing Co., Ltd.(a),(g)
09/15/2024	6.500%	1,966,802	1,828,773
Navient Corp.
01/25/2022	7.250%	1,039,000	1,079,343
06/15/2022	6.500%	1,411,000	1,464,300
01/25/2023	5.500%	2,983,000	3,081,193
09/25/2023	7.250%	1,311,000	1,423,045
03/15/2028	4.875%	2,158,000	2,078,836
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,703,000	4,764,283
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,723,000	2,696,431
03/01/2031	3.875%	4,542,000	4,508,828
SLM Corp.
10/29/2025	4.200%	1,350,000	1,413,814
Springleaf Finance Corp.
03/15/2023	5.625%	2,537,000	2,699,338
03/15/2024	6.125%	3,440,000	3,692,117
Total			60,394,101
Food and Beverage 2.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	28,457,000	34,275,830
Bacardi Ltd.(a)
05/15/2048	5.300%	17,775,000	22,485,775
Conagra Brands, Inc.
11/01/2048	5.400%	5,915,000	7,815,540
Cott Holdings, Inc.(a)
04/01/2025	5.500%	654,000	672,710
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	7,437,000	7,697,425
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,364,852
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	2,000,000	2,198,076
Kraft Heinz Foods Co.
06/01/2046	4.375%	28,920,000	31,231,995
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	754,545
11/01/2026	4.875%	3,211,000	3,326,614
05/15/2028	4.875%	893,000	976,429
Mondelez International, Inc.
04/13/2030	2.750%	3,715,000	3,892,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(a)
05/01/2025	6.875%	1,700,000	1,816,445
10/15/2027	5.500%	1,289,000	1,355,431
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	2,690,000	2,745,000
09/30/2027	5.875%	3,370,000	3,613,970
Post Holdings, Inc.(a)
08/15/2026	5.000%	4,216,000	4,401,413
03/01/2027	5.750%	7,860,000	8,231,325
01/15/2028	5.625%	1,161,000	1,219,484
04/15/2030	4.625%	4,607,000	4,677,385
Post Holdings, Inc.(a),(i)
09/15/2031	4.500%	4,370,000	4,360,338
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a),(i)
03/01/2029	4.625%	1,679,000	1,700,456
US Foods, Inc.(a)
04/15/2025	6.250%	265,000	281,927
02/15/2029	4.750%	3,525,000	3,574,802
Total			155,670,056
Gaming 1.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	1,974,000	2,176,127
Boyd Gaming Corp.
04/01/2026	6.375%	2,384,000	2,461,368
08/15/2026	6.000%	1,471,000	1,522,444
12/01/2027	4.750%	1,887,000	1,918,202
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	3,261,000	3,240,340
CCM Merger, Inc.(a)
05/01/2026	6.375%	2,209,000	2,342,056
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	2,388,000	2,507,277
07/01/2025	6.250%	5,582,000	5,915,314
07/01/2027	8.125%	3,477,000	3,789,610
International Game Technology PLC(a)
02/15/2022	6.250%	2,205,000	2,244,737
02/15/2025	6.500%	2,637,000	2,914,492
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	970,815
09/01/2026	4.500%	3,056,000	3,247,049
02/01/2027	5.750%	1,156,000	1,305,866
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	1,361,000	1,442,391
Scientific Games International, Inc.(a)
10/15/2025	5.000%	8,436,000	8,679,224
03/15/2026	8.250%	3,111,000	3,295,003
05/15/2028	7.000%	1,446,000	1,532,232
11/15/2029	7.250%	4,259,000	4,627,407

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	1,327,000	1,391,604
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	700,000	709,709
12/01/2026	4.250%	1,553,000	1,601,591
02/15/2027	3.750%	942,000	955,347
12/01/2029	4.625%	1,243,000	1,303,884
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,369,000	2,511,706
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	493,000	534,574
Total			65,140,369
Health Care 2.1%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	2,112,000	2,146,320
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,685,000	1,784,682
04/15/2029	5.000%	2,054,000	2,143,585
Avantor Funding, Inc.(a)
07/15/2028	4.625%	2,724,000	2,844,726
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	2,676,000	2,739,590
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,779,000	1,857,764
05/01/2028	4.250%	681,000	712,353
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	2,769,000	2,910,444
03/15/2026	8.000%	2,886,000	3,081,382
03/15/2027	5.625%	865,000	911,204
04/15/2029	6.875%	2,646,000	2,714,403
02/15/2031	4.750%	2,035,000	1,995,879
Cigna Corp.
12/15/2048	4.900%	5,910,000	7,470,752
CVS Health Corp.
03/25/2048	5.050%	19,315,000	24,424,064
DaVita, Inc.(a)
06/01/2030	4.625%	2,200,000	2,236,649
Encompass Health Corp.
02/01/2028	4.500%	1,540,000	1,602,828
HCA, Inc.
02/01/2025	5.375%	1,846,000	2,070,278
09/01/2028	5.625%	4,245,000	4,935,034
02/01/2029	5.875%	3,197,000	3,766,495
09/01/2030	3.500%	4,223,000	4,374,196
Hologic, Inc.(a)
02/01/2028	4.625%	2,416,000	2,555,839
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc.(a)
10/15/2026	5.000%	1,233,000	1,276,108
05/15/2027	5.000%	2,792,000	2,922,759
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	1,020,000	1,094,976
02/01/2028	7.250%	377,000	410,632
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	3,403,000	3,520,240
Select Medical Corp.(a)
08/15/2026	6.250%	5,153,000	5,504,465
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	2,751,000	2,814,199
04/15/2027	10.000%	2,041,000	2,270,624
Syneos Health, Inc.(a)
01/15/2029	3.625%	1,077,000	1,055,233
Teleflex, Inc.
06/01/2026	4.875%	539,000	554,045
11/15/2027	4.625%	1,903,000	2,004,346
Teleflex, Inc.(a)
06/01/2028	4.250%	710,000	737,271
Tenet Healthcare Corp.
07/15/2024	4.625%	1,244,000	1,267,620
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	1,954,000	2,121,941
02/01/2027	6.250%	3,186,000	3,362,823
11/01/2027	5.125%	4,829,000	5,070,023
06/15/2028	4.625%	742,000	771,892
10/01/2028	6.125%	6,484,000	6,824,039
US Acute Care Solutions LLC(a),(i)
03/01/2026	6.375%	1,665,000	1,701,939
Total			124,563,642
Healthcare Insurance 0.2%
Centene Corp.
02/15/2030	3.375%	781,000	802,612
10/15/2030	3.000%	6,905,000	7,019,575
03/01/2031	2.500%	1,830,000	1,769,890
Total			9,592,077
Home Construction 0.2%
Meritage Homes Corp.
04/01/2022	7.000%	673,000	710,251
06/06/2027	5.125%	2,373,000	2,652,531
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	2,763,000	2,857,900
04/01/2029	4.750%	309,000	317,448
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,442,972
08/01/2030	5.125%	1,859,000	1,996,900

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,349,622
03/01/2024	5.625%	695,000	752,065
TRI Pointe Group, Inc.
06/15/2028	5.700%	521,000	579,508
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	854,000	935,790
Total			13,594,987
Independent Energy 1.7%
Apache Corp.
11/15/2025	4.625%	1,238,000	1,282,279
11/15/2027	4.875%	2,927,000	3,065,668
10/15/2028	4.375%	616,000	632,718
01/15/2030	4.250%	745,000	752,452
09/01/2040	5.100%	1,060,000	1,089,435
02/01/2042	5.250%	611,000	636,941
04/15/2043	4.750%	2,397,000	2,340,964
01/15/2044	4.250%	2,001,000	1,889,736
Callon Petroleum Co.
10/01/2024	6.125%	532,000	462,240
07/01/2026	6.375%	6,301,000	4,958,589
CNX Resources Corp.(a)
03/14/2027	7.250%	3,062,000	3,279,272
01/15/2029	6.000%	829,000	868,289
Comstock Resources, Inc.
08/15/2026	9.750%	660,000	720,986
08/15/2026	9.750%	571,000	623,406
Comstock Resources, Inc.(a),(i)
03/01/2029	6.750%	992,000	1,028,741
Continental Resources, Inc.(a)
01/15/2031	5.750%	1,215,000	1,369,673
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	4,955,000	5,007,194
Double Eagle III Midco 1 LLC/Finance Corp.(a)
12/15/2025	7.750%	4,210,000	4,513,519
Encana Corp.
08/15/2034	6.500%	126,000	155,654
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	329,000	345,461
01/30/2028	5.750%	2,772,000	2,931,625
EQT Corp.
10/01/2027	3.900%	1,019,000	1,057,016
01/15/2029	5.000%	1,769,000	1,942,432
EQT Corp.(h)
02/01/2030	8.750%	2,960,000	3,869,407
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	1,262,000	1,318,260
02/01/2029	5.750%	1,812,000	1,847,808
02/01/2031	6.000%	1,928,000	1,960,440
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	1,404,000	1,401,790
Matador Resources Co.
09/15/2026	5.875%	7,044,000	6,863,008
MEG Energy Corp.(a)
02/01/2029	5.875%	1,064,000	1,080,451
Newfield Exploration Co.
07/01/2024	5.625%	347,000	379,954
01/01/2026	5.375%	1,839,000	2,031,909
Occidental Petroleum Corp.
02/15/2023	2.700%	1,137,000	1,111,326
08/15/2024	2.900%	6,254,000	6,085,278
07/15/2025	8.000%	3,785,000	4,395,855
04/15/2026	3.400%	4,496,000	4,360,675
08/15/2029	3.500%	1,979,000	1,892,300
09/01/2030	6.625%	4,862,000	5,563,279
01/01/2031	6.125%	1,643,000	1,821,061
04/15/2046	4.400%	7,731,000	6,920,077
Ovintiv, Inc.
11/01/2031	7.200%	285,000	359,875
QEP Resources, Inc.
03/01/2026	5.625%	1,756,000	1,975,080
SM Energy Co.
06/01/2025	5.625%	642,000	611,505
09/15/2026	6.750%	2,458,000	2,329,234
01/15/2027	6.625%	3,445,000	3,245,321
Total			102,378,183
Integrated Energy 0.2%
Cenovus Energy, Inc.
07/15/2025	5.375%	3,577,000	4,053,012
04/15/2027	4.250%	495,000	542,852
11/15/2039	6.750%	1,757,000	2,283,869
Chevron USA, Inc.
11/15/2043	5.250%	2,725,000	3,679,934
Total			10,559,667
Leisure 0.7%
Carnival Corp.(a)
03/01/2026	7.625%	2,421,000	2,544,592
03/01/2027	5.750%	4,543,000	4,611,646
08/01/2027	9.875%	2,400,000	2,759,061
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	1,537,000	1,546,411
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	1,025,000	1,075,016
10/01/2028	6.500%	1,171,000	1,242,449

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.
12/15/2022	5.125%	383,000	379,900
06/01/2023	4.875%	7,457,000	7,363,392
Cinemark USA, Inc.(a)
05/01/2025	8.750%	2,612,000	2,840,958
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	1,232,000	1,359,242
NCL Corp Ltd.(a)
03/15/2026	5.875%	136,000	136,665
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	2,346,000	2,388,094
03/15/2028	3.700%	2,039,000	1,931,688
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	3,201,000	3,516,715
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	1,395,000	1,442,106
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,889,000	1,892,832
Viking Cruises Ltd.(a)
02/15/2029	7.000%	758,000	769,148
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	651,000	657,734
Total			38,457,649
Life Insurance 1.6%
Five Corners Funding Trust(a)
11/15/2023	4.419%	22,756,000	25,110,799
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,685,000	11,806,890
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	7,877,000	8,242,045
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	28,332,515
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	8,875,000	11,175,616
Voya Financial, Inc.
06/15/2046	4.800%	5,875,000	7,222,745
Total			91,890,610
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	1,015,476
02/15/2032	3.625%	1,671,000	1,645,964
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	269,000	271,137
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wyndham Hotels & Resorts, Inc.(a)
04/15/2026	5.375%	1,212,000	1,243,480
08/15/2028	4.375%	1,955,000	1,997,106
Total			6,173,163
Media and Entertainment 1.0%
Clear Channel International BV(a)
08/01/2025	6.625%	3,019,000	3,188,234
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,582,000	2,610,835
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	2,569,000	2,687,399
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	5,043,000	5,126,308
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	2,153,000	1,523,118
08/15/2027	6.625%	1,304,000	671,797
Discovery Communications LLC
05/15/2049	5.300%	1,831,000	2,283,972
iHeartCommunications, Inc.
05/01/2026	6.375%	2,108,936	2,231,037
05/01/2027	8.375%	5,478,666	5,806,664
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	698,000	715,832
01/15/2028	4.750%	2,922,000	2,983,279
Lamar Media Corp.
02/15/2028	3.750%	987,000	1,000,494
01/15/2029	4.875%	2,004,000	2,110,112
02/15/2030	4.000%	613,000	625,248
Netflix, Inc.
04/15/2028	4.875%	3,047,000	3,467,967
11/15/2028	5.875%	5,154,000	6,183,076
05/15/2029	6.375%	338,000	421,629
Netflix, Inc.(a)
11/15/2029	5.375%	1,315,000	1,553,602
06/15/2030	4.875%	2,066,000	2,375,666
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	1,228,000	1,253,753
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,687,000	1,779,912
10/01/2030	5.875%	645,000	697,042
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	2,126,000	2,162,233
01/15/2029	4.250%	1,215,000	1,178,667
03/15/2030	4.625%	3,272,000	3,237,636
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	522,000	512,766
01/15/2031	5.375%	1,021,000	1,036,910

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	734,000	763,995
Total			60,189,183
Metals and Mining 1.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	940,000	974,987
09/30/2026	7.000%	2,209,000	2,328,053
Commercial Metals Co.
02/15/2031	3.875%	398,000	397,992
Constellium NV(a)
05/15/2024	5.750%	929,000	942,651
03/01/2025	6.625%	2,641,000	2,688,737
02/15/2026	5.875%	7,477,000	7,684,067
Constellium SE(a)
06/15/2028	5.625%	2,688,000	2,846,631
04/15/2029	3.750%	2,931,000	2,902,429
Freeport-McMoRan, Inc.
09/01/2029	5.250%	3,537,000	3,940,262
08/01/2030	4.625%	2,787,000	3,078,783
03/15/2043	5.450%	7,336,000	9,117,755
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	2,979,000	3,103,082
04/01/2029	6.125%	7,729,000	8,328,552
Hudbay Minerals, Inc.(a),(i)
04/01/2026	4.500%	2,056,000	2,083,714
Novelis Corp.(a)
09/30/2026	5.875%	8,499,000	8,864,958
01/30/2030	4.750%	3,010,000	3,137,455
Total			62,420,108
Midstream 2.7%
Cheniere Energy Partners LP
10/01/2026	5.625%	3,928,000	4,084,688
10/01/2029	4.500%	2,011,000	2,116,533
Cheniere Energy Partners LP(a),(i)
03/01/2031	4.000%	1,740,000	1,750,054
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	2,979,000	3,097,091
DCP Midstream Operating LP
05/15/2029	5.125%	2,294,000	2,430,210
04/01/2044	5.600%	5,202,000	5,394,727
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,969,000	2,940,532
Enterprise Products Operating LLC
01/31/2060	3.950%	7,195,000	7,375,147
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	3,438,000	3,632,361
07/01/2027	6.500%	1,851,000	1,986,626
01/15/2029	4.500%	2,159,000	2,094,710
01/15/2031	4.750%	2,718,000	2,614,668
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	1,925,000	1,891,313
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	283,000	274,331
02/01/2028	7.750%	1,193,000	1,178,688
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	2,497,000	2,516,936
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	12,453,000	14,200,126
MPLX LP
04/15/2048	4.700%	5,970,000	6,550,846
NuStar Logistics LP
10/01/2025	5.750%	4,016,000	4,291,809
06/01/2026	6.000%	1,126,000	1,201,446
04/28/2027	5.625%	2,356,000	2,490,334
10/01/2030	6.375%	1,254,000	1,386,433
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	20,974,000	20,068,971
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	6,308,000	6,457,269
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	3,937,000	3,899,211
Sunoco LP/Finance Corp.
02/15/2026	5.500%	5,389,000	5,544,103
Sunoco LP/Finance Corp.(a)
05/15/2029	4.500%	884,000	883,985
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	303,000	304,562
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,236,000	1,283,016
01/15/2028	5.000%	5,769,000	6,003,764
03/01/2030	5.500%	4,850,000	5,184,395
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	2,084,000	2,136,261
01/15/2032	4.000%	1,865,000	1,828,477
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,330,000	2,355,695
Western Gas Partners LP
08/15/2048	5.500%	14,231,000	14,625,182
Williams Companies, Inc. (The)
09/15/2045	5.100%	8,619,000	10,195,888
Total			156,270,388

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.5%
NiSource, Inc.
05/01/2030	3.600%	7,970,000	8,871,838
02/15/2043	5.250%	4,755,000	6,019,514
05/15/2047	4.375%	13,998,000	16,289,708
Total			31,181,060
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	2,096,000	2,201,689
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	1,686,000	1,757,446
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,105,000	953,770
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	7,737,160	7,394,617
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	1,162,000	1,221,684
Total			13,529,206
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,392,612
Hillenbrand, Inc.
06/15/2025	5.750%	507,000	542,162
Hillenbrand, Inc.(i)
03/01/2031	3.750%	1,747,000	1,741,596
Total			3,676,370
Other REIT 0.2%
Hospitality Properties Trust
03/15/2024	4.650%	1,433,000	1,448,392
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	2,004,000	2,018,442
10/01/2025	5.250%	5,173,000	5,151,339
02/01/2027	4.250%	248,000	240,355
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	2,719,000	2,866,069
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	1,288,000	1,272,064
Total			12,996,661
Packaging 0.6%
Ardagh Metal Packaging Finance USA LLC/PLC(a),(i)
09/01/2029	4.000%	5,899,000	5,899,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	1,401,000	1,447,892
04/30/2025	5.250%	1,716,000	1,811,574
08/15/2026	4.125%	2,906,000	3,005,961
08/15/2027	5.250%	2,406,000	2,501,545
08/15/2027	5.250%	1,007,000	1,043,041
Berry Global, Inc.
07/15/2023	5.125%	1,156,000	1,175,191
Berry Global, Inc.(a)
02/15/2026	4.500%	1,367,000	1,397,540
BWAY Holding Co.(a)
04/15/2024	5.500%	4,229,000	4,250,825
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,524,000	1,550,670
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	2,869,000	2,983,845
Novolex(a)
01/15/2025	6.875%	694,000	701,925
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	2,193,000	2,352,992
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	5,379,000	5,627,006
08/15/2027	8.500%	2,108,000	2,268,695
Total			38,017,702
Pharmaceuticals 1.2%
AbbVie, Inc.
06/15/2044	4.850%	4,120,000	5,122,859
11/21/2049	4.250%	15,615,000	18,109,949
Amgen, Inc.
02/21/2050	3.375%	6,685,000	6,877,632
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	250,000	255,420
04/15/2025	6.125%	4,121,000	4,218,690
04/01/2026	9.250%	8,143,000	9,025,788
01/31/2027	8.500%	3,311,000	3,669,120
01/15/2028	7.000%	557,000	602,023
01/30/2028	5.000%	1,278,000	1,303,901
02/15/2029	5.000%	1,100,000	1,116,564
02/15/2029	6.250%	2,517,000	2,682,415
01/30/2030	5.250%	1,277,000	1,297,434
02/15/2031	5.250%	1,603,000	1,627,623
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	342,000	359,380
02/15/2029	3.125%	877,000	866,510
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	580,000	589,454
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	1,816,000	2,046,733
06/30/2028	6.000%	2,284,000	2,004,869

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	2,351,000	2,450,448
06/15/2028	5.000%	3,279,000	3,475,078
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	3,928,000	4,220,390
Total			71,922,280
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,289,000	2,301,206
10/15/2027	6.750%	4,626,000	4,797,302
AssuredPartners, Inc.(a)
01/15/2029	5.625%	2,522,000	2,540,956
HUB International Ltd.(a)
05/01/2026	7.000%	3,379,000	3,519,688
MGIC Investment Corp.
08/15/2028	5.250%	395,000	415,296
Radian Group, Inc.
03/15/2025	6.625%	1,253,000	1,398,852
03/15/2027	4.875%	964,000	1,026,384
USI, Inc.(a)
05/01/2025	6.875%	944,000	964,215
Total			16,963,899
Railroads 0.0%
Union Pacific Corp.
08/15/2059	3.950%	1,224,000	1,393,629
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	3,011,000	3,210,168
01/15/2028	3.875%	986,000	999,818
Golden Nugget, Inc.(a)
10/15/2024	6.750%	711,000	722,683
IRB Holding Corp.(a)
06/15/2025	7.000%	5,459,000	5,923,582
02/15/2026	6.750%	5,310,000	5,488,455
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,566,000	1,641,218
Yum! Brands, Inc.(a)
04/01/2025	7.750%	1,416,000	1,551,596
01/15/2030	4.750%	2,563,000	2,681,836
Yum! Brands, Inc.
03/15/2031	3.625%	830,000	798,520
Total			23,017,876
Retailers 0.4%
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	827,000	839,267
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hanesbrands, Inc.(a)
05/15/2025	5.375%	1,950,000	2,066,067
L Brands, Inc.(a)
07/01/2025	6.875%	1,733,000	1,893,898
07/01/2025	9.375%	524,000	649,129
10/01/2030	6.625%	890,000	997,100
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,126,434
06/15/2029	7.500%	599,000	676,761
11/01/2035	6.875%	2,380,000	2,886,876
Lowe’s Companies, Inc.
05/03/2047	4.050%	7,570,000	8,618,189
Michaels Stores, Inc.(a)
07/15/2027	8.000%	544,000	580,790
Penske Automotive Group, Inc.
09/01/2025	3.500%	734,000	748,675
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,306,000	1,350,654
02/15/2029	7.750%	760,000	815,093
Total			23,248,933
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,187,799
02/15/2028	5.875%	2,353,000	2,505,781
03/15/2029	3.500%	1,412,000	1,355,715
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	4,108,000	4,067,204
01/15/2027	4.625%	649,000	671,985
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	745,000	792,583
Total			10,581,067
Technology 2.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,974,000	3,059,933
08/01/2025	6.875%	2,272,000	2,351,083
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	471,000	500,952
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	3,447,000	3,421,970
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	669,000	723,116
03/01/2026	9.125%	407,000	433,747
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	21,890,000	23,998,542
Broadcom, Inc.
11/15/2030	4.150%	4,295,000	4,745,316

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
11/01/2026	4.500%	1,384,000	1,436,768
CDK Global, Inc.
06/01/2027	4.875%	1,467,000	1,537,083
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,932,000	1,965,105
Gartner, Inc.(a)
07/01/2028	4.500%	2,222,000	2,334,434
10/01/2030	3.750%	2,432,000	2,461,297
Iron Mountain, Inc.(a)
09/15/2029	4.875%	995,000	1,012,586
07/15/2030	5.250%	3,881,000	3,991,030
Lenovo Group Ltd.(a)
04/24/2025	5.875%	5,000,000	5,738,563
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	4,405,000	4,604,061
Microchip Technology, Inc.(a)
09/01/2025	4.250%	1,936,000	2,024,034
NCR Corp.(a)
04/15/2025	8.125%	1,409,000	1,533,452
10/01/2028	5.000%	4,187,000	4,251,538
09/01/2029	6.125%	1,692,000	1,813,822
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,210,000	2,403,540
Oracle Corp.
04/01/2050	3.600%	14,500,000	15,193,736
Plantronics, Inc.(a)
05/31/2023	5.500%	9,971,000	10,022,765
Plantronics, Inc.(a),(i)
03/01/2029	4.750%	5,669,000	5,656,312
PTC, Inc.(a)
02/15/2025	3.625%	523,000	535,226
02/15/2028	4.000%	1,605,000	1,653,369
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	4,038,000	4,109,201
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	546,000	650,076
09/01/2025	7.375%	895,000	968,936
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	2,532,000	2,645,335
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	1,288,000	1,335,516
Switch Ltd.(a)
09/15/2028	3.750%	825,000	840,974
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,085,000	1,151,932
06/01/2025	6.750%	2,012,000	2,063,751
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	9,600,000	9,311,534
VeriSign, Inc.
05/01/2023	4.625%	1,734,000	1,745,809
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,840,000	4,122,111
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	3,490,000	3,469,119
Total			141,817,674
Transportation Services 0.4%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	3,267,000	3,523,500
07/03/2029	4.375%	5,000,000	5,422,390
Avis Budget Car Rental LLC/Finance, Inc.(a),(i)
03/01/2029	5.375%	875,000	894,002
FedEx Corp.
04/01/2046	4.550%	9,822,000	11,472,517
Total			21,312,409
Treasury 0.1%
Saudi Government International Bond(a)
10/22/2030	3.250%	3,000,000	3,228,844
Wireless 1.2%
Altice France Holding SA(a)
05/15/2027	10.500%	2,585,000	2,897,410
02/15/2028	6.000%	2,503,000	2,450,052
Altice France SA(a)
05/01/2026	7.375%	8,490,000	8,858,501
02/01/2027	8.125%	1,705,000	1,858,368
01/15/2028	5.500%	1,305,000	1,331,612
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	3,037,311
SBA Communications Corp.
09/01/2024	4.875%	7,614,000	7,808,896
02/15/2027	3.875%	1,761,000	1,825,166
SBA Communications Corp.(a)
02/01/2029	3.125%	4,180,000	4,062,553
Sprint Capital Corp.
11/15/2028	6.875%	5,605,000	7,091,234
03/15/2032	8.750%	1,818,000	2,702,843
Sprint Corp.
06/15/2024	7.125%	1,245,000	1,435,225
T-Mobile USA, Inc.
02/01/2026	4.500%	1,047,000	1,069,415
02/15/2026	2.250%	955,000	951,801
02/01/2028	4.750%	3,940,000	4,168,729
02/15/2029	2.625%	3,904,000	3,816,160

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2031	2.875%	2,170,000	2,129,482
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	9,580,000	10,580,436
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,394,000	1,366,684
Total			69,441,878
Wirelines 2.0%
AT&T, Inc.(a)
09/15/2055	3.550%	22,824,000	20,951,527
12/01/2057	3.800%	10,241,000	9,752,546
Cablevision Lightpath LLC(a)
09/15/2027	3.875%	949,000	945,713
09/15/2028	5.625%	892,000	907,321
CenturyLink, Inc.
12/01/2023	6.750%	1,167,000	1,295,220
04/01/2024	7.500%	3,898,000	4,379,293
04/01/2025	5.625%	2,486,000	2,662,986
CenturyLink, Inc.(a)
12/15/2026	5.125%	2,792,000	2,912,164
02/15/2027	4.000%	1,119,000	1,143,991
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	4,550,000	4,528,166
03/01/2028	6.125%	2,838,000	2,929,581
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	3,805,000	3,858,946
01/15/2029	3.625%	3,640,000	3,564,400
07/15/2029	3.750%	2,185,000	2,178,567
Network i2i Ltd.(a),(h)
12/31/2049	5.650%	7,100,000	7,521,431
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	1,330,000	1,343,049
Telecom Italia Capital SA
09/30/2034	6.000%	832,000	960,537
Verizon Communications, Inc.
01/20/2031	1.750%	33,425,000	31,849,470
08/10/2033	4.500%	12,510,000	14,935,453
Total			118,620,361
Total Corporate Bonds & Notes (Cost $2,204,256,244)			2,310,486,071

Foreign Government Obligations(j),(k) 7.6%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2029	8.000%	8,800,000	8,635,240
05/08/2048	9.375%	2,200,000	2,177,436
Total			10,812,676
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	2,020,482
01/07/2041	5.625%		11,000,000	11,607,809
Total				13,628,291
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	5,509,148
NOVA Chemicals Corp.(a)
08/01/2023	5.250%		1,347,000	1,355,558
06/01/2027	5.250%		2,232,000	2,324,112
Total				9,188,818
China 0.3%
China Government Bond
06/04/2027	2.850%	CNY	57,960,000	8,766,154
05/21/2030	2.680%	CNY	56,000,000	8,222,359
Total				16,988,513
Colombia 0.4%
Colombia Government International Bond
01/30/2030	3.000%		7,700,000	7,665,134
04/15/2031	3.125%		454,000	452,044
05/15/2049	5.200%		7,147,000	8,010,054
Ecopetrol SA
04/29/2030	6.875%		8,000,000	9,816,655
Total				25,943,887
Dominican Republic 0.7%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	400,000,000	7,985,348
Dominican Republic International Bond(a)
03/04/2022	10.375%	DOP	397,000,000	7,101,398
02/10/2023	14.500%	DOP	25,000,000	486,613
02/15/2023	8.900%	DOP	42,000,000	747,556
01/25/2027	5.950%		4,475,000	5,045,253
01/30/2030	4.500%		2,295,000	2,333,087
04/30/2044	7.450%		7,900,000	9,473,186
01/27/2045	6.850%		4,881,000	5,453,871
Total				38,626,312
Egypt 0.4%
Egypt Government International Bond(a)
04/16/2026	4.750%	EUR	2,100,000	2,628,758
03/01/2029	7.600%		1,250,000	1,382,329
04/11/2031	6.375%	EUR	4,000,000	5,025,693
01/31/2047	8.500%		5,700,000	5,962,854
02/21/2048	7.903%		5,000,000	4,975,323
03/01/2049	8.700%		965,000	1,025,178
Total				21,000,135

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
El Salvador 0.1%
El Salvador Government International Bond(a)
01/30/2025	5.875%		2,200,000	2,151,012
01/18/2027	6.375%		4,800,000	4,735,338
Total				6,886,350
Ghana 0.3%
Ghana Government International Bond(a)
02/11/2035	7.875%		11,000,000	10,832,666
03/26/2051	8.950%		5,000,000	4,938,583
Total				15,771,249
Guatemala 0.1%
Guatemala Government Bond(a)
06/01/2050	6.125%		5,000,000	6,050,000
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	6,339,657
Indonesia 0.8%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,000,000	7,035,038
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,600,000	4,308,469
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	5,199,939
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		1,700,000	2,083,510
11/15/2048	6.757%		3,800,000	4,903,646
PT Pertamina Persero(a)
05/30/2044	6.450%		5,800,000	7,383,132
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		9,000,000	8,164,300
05/05/2024	4.450%		6,000,000	5,442,867
Total				44,520,901
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	8,830,000	11,486,576
06/15/2033	6.125%		3,847,000	4,163,046
Total				15,649,622
Kazakhstan 0.1%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		1,500,000	2,202,605
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		4,800,000	5,504,201
Total				7,706,806
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	5,288,289
Mexico 0.7%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,406
05/31/2029	8.500%	MXN	220,000,000	12,291,696
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	4,077,362
05/29/2031	7.750%	MXN	140,000,000	7,461,411
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	892,318
09/12/2024	7.190%	MXN	3,800,000	170,091
Petroleos Mexicanos
01/23/2026	4.500%		7,812,000	7,712,518
11/12/2026	7.470%	MXN	23,700,000	985,294
01/23/2029	6.500%		5,000,000	5,021,379
01/23/2030	6.840%		3,400,000	3,448,708
01/28/2031	5.950%		2,235,000	2,156,556
Total				44,219,739
Morocco 0.1%
OCP SA(a)
04/25/2024	5.625%		6,900,000	7,577,729
Netherlands 0.1%
Petrobras Global Finance BV
03/19/2049	6.900%		5,300,000	5,938,697
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	2,239,795
08/11/2044	6.100%		2,939,000	3,611,379
Total				5,851,174
Qatar 0.4%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	2,272,778
03/14/2049	4.817%		15,614,000	19,557,048
Total				21,829,826
Romania 0.5%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	17,500,000	26,761,554
02/14/2051	4.000%		2,246,000	2,193,394
Total				28,954,948

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 0.2%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%	4,600,000	5,210,481
03/28/2035	5.100%	4,800,000	5,714,933
Total			10,925,414
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	5,000,000	6,090,860
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	4,800,000	4,862,960
09/30/2049	5.750%	4,000,000	3,706,217
Total			8,569,177
Turkey 0.4%
Turkey Government International Bond
03/13/2025	4.250%	5,000,000	4,983,627
02/17/2028	5.125%	13,000,000	12,948,768
04/26/2029	7.625%	4,000,000	4,518,134
Total			22,450,529
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2026	7.750%	3,800,000	4,121,865
09/25/2032	7.375%	6,900,000	7,134,039
Total			11,255,904
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	5,600,000	5,979,076
DP World PLC(a)
07/02/2037	6.850%	3,650,000	4,826,767
09/25/2048	5.625%	6,091,000	7,390,223
09/30/2049	4.700%	2,000,000	2,159,879
Total			20,355,945
Virgin Islands 0.1%
Sinopec Group Overseas Development Ltd.(a)
11/12/2029	2.950%	5,000,000	5,194,247
Total Foreign Government Obligations (Cost $430,146,674)			443,615,695

Inflation-Indexed Bonds(j) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	120,608,748	6,563,900
Total Inflation-Indexed Bonds (Cost $7,851,694)				6,563,900

Residential Mortgage-Backed Securities - Agency 10.2%

Federal Home Loan Mortgage Corp.(l)
CMO Series 304 Class C69
12/15/2042	4.000%		4,916,117	758,047
CMO Series 4120 Class AI
11/15/2039	3.500%		2,335,321	78,372
CMO Series 4147 Class CI
01/15/2041	3.500%		7,940,683	469,883
CMO Series 4213 Class DI
06/15/2038	3.500%		1,918,767	33,395
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.838%		8,057,049	1,599,896
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.088%		2,646,136	114,506
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.932%		42,822,240	8,916,926
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.888%		1,632,718	321,081
Federal Home Loan Mortgage Corp.(e),(l)
CMO Series 4515 Class SA
08/15/2038	2.107%		6,804,394	444,070
CMO Series 4620 Class AS
11/15/2042	2.178%		15,667,968	991,339
Federal National Mortgage Association
05/01/2041	4.000%		1,393,631	1,510,916
Federal National Mortgage Association(e),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%		5,330,842	5
Federal National Mortgage Association(l)
CMO Series 2012-118 Class BI
12/25/2039	3.500%		2,866,568	92,015

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	23

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	3,695,057	220,362
CMO Series 2012-131 Class MI
01/25/2040	3.500%	5,034,041	308,792
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,673,923	82,376
CMO Series 2012-139 Class IL
04/25/2040	3.500%	1,965,253	88,515
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,991,714	404,150
CMO Series 2013-6 Class MI
02/25/2040	3.500%	2,939,844	141,857
CMO Series 2021-3 Class TI
02/25/2051	2.500%	101,724,468	18,516,346
Federal National Mortgage Association(b),(l)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.782%	11,110,364	2,230,054
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.032%	18,524,618	3,607,608
CMO Series 2016-26 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/25/2046	5.932%	17,510,629	4,181,410
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.882%	11,246,567	2,467,139
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.882%	36,607,083	7,791,302
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	5.982%	12,260,351	3,005,229
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.032%	40,280,938	8,525,086
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.032%	13,461,307	3,178,303
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.932%	38,033,735	8,393,285
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	5.882%	40,725,912	8,105,279
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	10,789,505	1,259,210
CMO Series 2020-191 Class UG
12/20/2050	3.500%	56,797,333	9,359,655
CMO Series 2021-9 Class MI
01/20/2051	2.500%	60,000,000	8,073,024
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	5.989%	17,596,697	3,755,081
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.089%	15,288,805	3,247,581
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	6.139%	18,106,471	3,843,712
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.089%	21,611,828	4,820,752
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.089%	34,191,151	6,371,596

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.989%	24,233,103	4,282,549
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	5.989%	20,441,661	3,769,622
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.089%	16,613,366	3,479,704
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.939%	47,818,550	7,354,804
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.939%	13,258,729	2,748,068
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.939%	39,291,807	6,770,623
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.939%	32,970,469	5,710,172
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.939%	30,522,587	6,184,157
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.039%	19,986,756	3,997,731
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.039%	20,969,017	3,760,011
Government National Mortgage Association TBA(i)
03/18/2051	3.000%	32,000,000	33,291,250
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(i)
03/16/2036	3.000%	19,000,000	20,032,191
03/11/2051	2.000%	252,000,000	253,496,250
03/11/2051	2.500%	111,000,000	114,676,875
Total Residential Mortgage-Backed Securities - Agency (Cost $589,849,015)			596,862,162

Residential Mortgage-Backed Securities - Non-Agency 21.9%

Banc of America Funding Trust(a),(c),(e)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	13,045,591
Bayview Opportunity Master Fund IIIb Trust(a),(e)
Series 2019-LT2 Class A1
10/28/2034	3.376%	1,353,437	1,354,247
Bayview Opportunity Master Fund IVa Trust(a),(e)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	6,112,943	6,153,080
Bayview Opportunity Master Fund IVb Trust(a),(e)
CMO Series 2019-RN4 Class A1
10/28/2034	3.278%	909,507	909,737
Bayview Opportunity Master Fund Trust(a),(e)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	4,356,658	4,354,278
BCAP LLC Trust(a),(e)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	91,632	91,453
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.718%	3,720,038	3,720,890
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.418%	616,892	616,971
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	1.568%	6,170,421	6,164,677
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	3.218%	10,208,580	10,279,552
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.718%	30,000,000	30,054,543

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	25

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.618%	14,313,506	14,475,031
CMO Series 2020-1A Class M1B
1-month USD LIBOR + 3.400% 06/25/2030	3.518%	9,800,000	9,837,505
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	4.118%	15,600,000	15,973,617
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.968%	13,800,000	14,222,131
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.718%	11,900,000	11,952,529
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.718%	7,200,000	7,259,268
BVRT Financing Trust(a),(b),(c)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.145%	28,000,000	28,140,000
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 0.000% 11/10/2032	2.395%	15,628,976	15,628,976
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 0.000% 11/10/2032	2.395%	4,000,000	4,000,000
BVRT Financing Trust(a),(b),(c),(d)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.395%	35,000,000	35,075,460
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.600%	41,000,000	40,696,272
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.868%	13,500,000	13,449,436
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2010-6 Class 2A2
09/25/2035	3.074%	380,833	381,285
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	5,250,000	5,370,623
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.268%	13,584,926	13,475,247
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.168%	7,700,000	7,702,393
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.471%	10,031,193	10,077,456
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	3,985,242	3,890,069
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.918%	8,572,298	8,582,926
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.568%	41,100,000	41,061,769
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.918%	9,650,000	9,582,879
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.280%	16,350,000	16,427,174

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMC GMSR Issuer Trust(a),(e)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	54,000,000	54,362,653
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.118%	18,400,000	19,455,862
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	3.045%	15,400,000	15,411,587
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	2.695%	10,400,000	10,333,634
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.118%	13,051,457	13,100,399
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.645%	36,200,000	36,274,739
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.045%	18,650,000	19,302,424
GCAT LLC(a),(e)
CMO Series 2020-4 Class A1
12/25/2025	2.611%	16,448,261	16,549,575
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.018%	18,100,000	18,100,000
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.118%	9,457,907	9,539,048
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.868%	8,000,000	8,000,039
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-1 Class M2A
1-month USD LIBOR + 2.000% Floor 2.000% 02/25/2030	2.118%	7,700,000	7,632,911
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	15,098,561	15,135,617
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	6,298,604	6,252,890
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	8,584,085	8,584,219
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	27,646,548	28,206,407
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	12,625,705	12,678,591
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.518%	281,128	281,128
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.068%	14,700,000	14,764,243
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	9,066,494	9,115,212
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	18,033,112	18,176,979
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.115%	12,220,729	11,675,979
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.878%	12,926,139	12,504,449

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	27

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.968%	56,500,000	56,429,426
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.768%	85,550,000	85,123,225
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	39,885,513	38,963,081
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	8,880,531	8,919,032
CMO Series 2020-RPL1 Class A2
05/27/2060	6.170%	10,073,811	10,142,932
PRPM LLC(a),(e)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	4,971,759	5,030,525
CMO Series 2019-3A Class A2
07/25/2024	4.458%	17,000,000	16,865,076
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	2.818%	10,031,862	10,109,825
RCO V Mortgage LLC(a),(e)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	20,695,482	20,865,640
STACR Trust(a),(b)
CMO Series 2018-DNA3 Class M2
1-month USD LIBOR + 2.100% 09/25/2048	2.218%	18,330,000	18,298,394
Stonnington Mortgage Trust(a),(c),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	5.500%	21,239,082	21,239,082
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	14,672,904	14,682,375
Triangle Re Ltd.(a),(b),(i)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.107%	31,000,000	31,014,812
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.507%	18,050,000	18,052,307
VCAT Asset Securitization LLC(a),(e)
CMO Series 2019-NPL2 Class A1
11/25/2049	3.573%	8,193,783	8,211,826
Vericrest Opportunity Loan Transferee(a),(e),(i)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	19,500,000	19,500,000
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(e)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	16,692,675	16,721,243
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	15,000,000	15,038,364
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(e)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	17,130,273	17,179,194
Vericrest Opportunity Loan Transferee XCIV LLC(a),(e)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	14,750,664	14,723,134
Vericrest Opportunity Loan Trust(a),(e)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	2,125,981	2,130,033
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	7,086,373	7,113,883
CMO Series 2020-NPL6 Class A1B
04/25/2050	4.949%	13,000,000	13,009,233
Vericrest Opportunity Loan Trust LXXXV LLC(a),(e)
CMO Series 2020-NPL1 Class A1B
01/25/2050	3.721%	7,450,000	7,377,202
Verus Securitization Trust(a),(e)
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	19,714,613	19,827,799
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	7,395,350
Visio Trust(a),(e)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,614,418
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	4,235,067
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,260,219,673)			1,281,258,128

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans 10.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Alloy Finco Ltd.(m)
Tranche B Term Loan
03/06/2025	0.500%	482,114	269,984
Alloy Parent Ltd.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 6.500% Floor 2.000% 03/06/2024	8.500%	423,194	408,382
TransDigm, Inc.(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.365%	2,569,787	2,535,608
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.365%	953,218	940,188
Total			4,154,162
Airlines 0.1%
American Airlines, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	1.865%	1,719,697	1,555,260
1-month USD LIBOR + 1.750% 01/29/2027	1.865%	950,000	870,333
Delta Air Lines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 04/29/2023	5.750%	1,917,868	1,929,855
JetBlue Airways Corp.(b),(m)
Term Loan
1-month USD LIBOR + 5.250% Floor 1.000% 06/17/2024	6.250%	1,962,342	2,016,620
Kestrel Bidco, Inc./WestJet Airlines(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	470,250	454,967
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United AirLines, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	1.865%	982,143	957,128
Total			7,784,163
Automotive 0.2%
Clarios Global LP(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	3.615%	1,939,286	1,940,507
First Brands Group LLC(b),(m)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 7.500% Floor 1.000% 02/02/2024	8.500%	1,878,696	1,908,286
Navistar, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	3.620%	1,661,334	1,660,919
Truck Hero, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 01/31/2028	4.500%	2,750,000	2,751,953
Total			8,261,665
Brokerage/Asset Managers/Exchanges 0.2%
AlixPartners LLP(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028		1,500,000	1,499,325
Blackstone CQP Holdco LP(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 09/30/2024	3.736%	1,477,500	1,477,130
Citadel Securities LP(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.500% 02/02/2028		3,500,000	3,479,210

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	29

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greenhill & Co., Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024	3.365%	1,051,410	1,044,839
Jefferies Finance LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/03/2026	3.125%	715,892	714,489
1-month USD LIBOR + 3.750% Floor 0.750% 09/30/2027	4.500%	997,500	997,500
Russell Investments US Institutional Holdco, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.000%	3,000,000	3,005,640
Total			12,218,133
Building Materials 0.3%
Apex Tool Group LLC(b),(m),(n)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.250% 08/01/2024	6.500%	2,737,501	2,733,313
Covia Holdings LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	5.000%	1,750,241	1,677,729
CP Atlas Buyer, Inc./American Bath(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.250%	2,026,316	2,025,222
LBM Acquisition LLC(b),(m),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027		593,182	594,172
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027		131,818	132,038
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ply Gem Midco, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	3.860%	1,567,368	1,567,368
QUIKRETE Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 02/01/2027	2.615%	2,233,095	2,226,440
SRS Distribution, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 05/23/2025	3.115%	487,500	483,722
US Silica Co.(b),(m)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	1,921,176	1,815,512
White Cap Buyer LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/19/2027	4.500%	897,750	900,811
Wilsonart LLC(b),(m)
Tranche D Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/19/2023	4.250%	982,188	982,188
Total			15,138,515
Cable and Satellite 0.3%
Charter Communications Operating LLC/Safari LLC(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.870%	676,715	675,680
Cogeco Communications II LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.115%	3,385,704	3,373,447

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	2.361%	1,484,924	1,475,376
3-month USD LIBOR + 2.500% 04/15/2027	2.611%	1,007,016	1,002,766
Iridium Satellite LLC(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 11/04/2026	0.000%	4,380,912	4,401,239
NewCo I B.V.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 01/31/2029	3.612%	1,500,000	1,501,875
Telesat Canada(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	2.870%	3,179,765	3,142,626
UPC Financing Partnership(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 01/31/2029	3.612%	1,500,000	1,501,875
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.612%	2,175,000	2,169,062
Total			19,243,946
Chemicals 0.6%
Alpha 3 BV/Atotech(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 01/31/2024	4.000%	563,708	564,311
Aruba Investments Holdings LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/24/2027	4.750%	1,125,000	1,136,250
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Performance Materials Operations LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 08/27/2026	5.500%	1,935,600	1,959,795
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	2.004%	1,438,094	1,435,405
Chemours Co. (The)(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.870%	3,701,712	3,663,547
ColourOz Investment 1 GmbH(b),(m)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	302,009	292,723
ColourOz Investment 2 LLC(b),(m)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	1,826,909	1,770,731
Element Solutions, Inc./MacDermid, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.000% 01/31/2026	2.115%	1,720,089	1,717,079
Hexion, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	3.740%	1,699,125	1,690,629
INEOS Styrolution Group GmbH(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	3.250%	2,000,000	2,007,500
Ineos US Finance LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.115%	2,721,362	2,704,625

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	31

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 02/05/2027	3.615%	620,312	623,030
Invictus U.S. Newco LLC/SK Intermediate II SARL(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	6.865%	387,500	382,978
Messer Industries GmbH(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	2.754%	1,965,000	1,963,526
Minerals Technologies, Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	3.000%	624,620	623,059
Momentive Performance Materials, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	3.370%	1,477,500	1,460,878
Nouryon Finance BV/AkzoNobel(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	3.111%	4,797,282	4,781,019
PQ Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 02/07/2027	4.000%	579,551	579,986
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/07/2027	2.462%	355,084	354,097
Schenectady International Group, Inc.(b),(c),(m)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	4.867%	1,680,924	1,672,519
Solenis Holdings LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	4.190%	1,684,081	1,684,182
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tronox Finance LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	3.179%	2,006,380	2,006,601
Univar Solutions USA, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 07/01/2024	2.365%	439,659	439,896
Tranche B5 Term Loan
3-month USD LIBOR + 2.250% 07/01/2026	2.115%	1,188,000	1,183,913
Vantage Specialty Chemicals, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/28/2024	4.500%	488,665	469,221
Total			37,167,500
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/31/2024	3.500%	824,865	825,384
TNT Crane & Rigging, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 6.500% 10/16/2024	7.500%	217,741	226,451
1-month USD LIBOR + 11.000% Floor 1.000% 04/16/2025	12.000%	197,429	186,077
Total			1,237,912
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.611%	893,135	894,573
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.861%	1,686,397	1,672,349

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Amentum Government Services Holdings LLC(b),(m)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	3.615%	1,991,247	1,978,802
Tranche 2 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/29/2027	5.500%	454,545	458,523
Conservice Midco, LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	4.503%	3,496,250	3,506,739
Cushman & Wakefield U.S. Borrower LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	2.865%	1,103,834	1,095,754
Go Daddy Operating Co., LLC/Finance Co., Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 08/10/2027	2.615%	895,500	895,984
Prime Security Services Borrower LLC/Protection 1 Security Solutions(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	3.500%	2,733,842	2,735,373
Sotheby’s(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/15/2027	5.500%	1,384,739	1,394,543
Staples, Inc.(b),(m),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.205%	1,736,875	1,701,321
TruGreen LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	4.750%	2,125,000	2,138,281
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(b),(m),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/04/2025	6.057%	3,000,000	3,002,250
Uber Technologies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 02/25/2027	3.618%	2,216,410	2,220,577
USS Ultimate Holdings, Inc./United Site Services, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	4.750%	1,934,799	1,938,030
WaterBridge Midstream Operating LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	2,185,000	1,909,690
Weight Watchers International, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 11/29/2024	5.500%	480,601	480,480
Total			28,023,269
Consumer Products 0.2%
Energizer Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/22/2027	2.750%	3,250,000	3,248,635
Kronos Acquisition Holdings Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/22/2026	4.250%	1,500,000	1,497,810
Serta Simmons Bedding LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.500%	1,144,690	646,670

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	33

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SIWF Holdings, Inc./Spring Window Fashions(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	4.365%	2,036,250	2,026,496
Steinway Musical Instruments, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 02/14/2025	4.750%	705,452	695,455
Thor Industries, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 02/01/2026	3.875%	2,000,000	2,001,880
Weber-Stephen Products LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	4.000%	3,022,667	3,031,735
Total			13,148,681
Diversified Manufacturing 0.4%
Allnex & Cy SCA(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	1,089,123	1,086,128
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	820,570	818,313
Brookfield WEC Holdings, Inc./Westinghouse Electric Co. LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	3.250%	1,697,887	1,693,371
Douglas Dynamics LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 06/08/2026	4.750%	1,300,423	1,304,493
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DXP Enterprises, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/23/2027	5.750%	1,250,000	1,246,875
EWT Holdings III Corp.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 2.500% 12/20/2024	2.615%	2,818,528	2,822,051
Filtration Group Corp.(b),(m)
Tranche A Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/29/2025	4.500%	498,750	500,371
Gardner Denver, Inc.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.865%	1,507,108	1,503,340
Gates Global LLC(b),(m),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 03/31/2027	3.500%	1,387,387	1,386,527
Ingersoll Rand Services Co.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.865%	1,985,000	1,980,038
Ravago Holdings(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.500% 02/18/2028	2.621%	909,091	908,527
Vertical Midco GmbH(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 07/30/2027	4.478%	2,727,000	2,748,134
Vertiv Group Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 03/02/2027	3.120%	2,488,750	2,491,164

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.000% 01/24/2027	2.111%	970,774	968,552
Total			21,457,884
Electric 0.4%
Calpine Construction Finance Co., LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	2.115%	1,473,418	1,464,474
Calpine Corp.(b),(m),(n)
Term Loan
1-month USD LIBOR + 2.500% 12/16/2027	2.620%	1,333,755	1,330,554
Carroll County Energy LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	3.754%	442,418	440,944
CPV Shore Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	3.870%	1,424,485	1,408,018
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2025	4.750%	1,834,901	1,735,816
Edgewater Generation LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	3.865%	1,692,744	1,682,165
EFS Cogen Holdings I LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.500%	1,975,590	1,977,230
Exgen Renewables IV LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 12/15/2027	3.750%	2,992,500	3,006,714
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Frontera Generation Holdings LLC(b),(m),(n),(o)
Debtor in Possession Delayed Draw Term Loan
1-month USD LIBOR + 0.000% 11/02/2021		125,030	125,030
Frontera Generation Holdings LLC(b),(m),(o)
Debtor in Possession Term Loan
1-month USD LIBOR + 0.000% 11/02/2021	0.000%	93,772	93,772
Frontera Generation Holdings LLC(m),(p)
Term Loan
05/02/2025	0.000%	806,438	84,676
Helix Gen Funding LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/03/2024	4.750%	694,884	691,452
Invenergy Thermal Operating I LLC(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.000% 08/28/2025	3.115%	2,235,328	2,212,975
LMBE-MC Holdco II LLC(b),(m),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	1,631,060	1,631,060
Nautilus Power LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	542,326	537,386
PG&E Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.500%	4,987,500	5,001,515
Southeast PowerGen LLC(b),(m),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/02/2021		500,000	486,250
Vistra Operations Co., LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.863%	1,386,405	1,380,984

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	35

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
West Deptford Energy Holdings LLC(b),(c),(m)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	3.865%	512,244	481,509
Total			25,772,524
Environmental 0.1%
EnergySolutions LLC/Envirocare of Utah LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.750%	780,000	775,125
GFL Environmental, Inc.(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	2,510,025	2,520,492
Harsco Corp.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 12/06/2024	2.438%	1,327,490	1,324,171
Total			4,619,788
Finance Companies 0.0%
FinCo I LLC/Fortress Investment Group(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	2.615%	2,289,919	2,288,499
Food and Beverage 0.2%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 03/28/2024	1.865%	2,051,419	2,035,521
B&G Foods, Inc.(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	2.615%	1,525,000	1,526,083
Dole Food Co., Inc.(b),(m),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	3.750%	3,047,373	3,048,440
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(b),(m)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	2.365%	2,246,250	2,225,315
United Natural Foods, Inc.(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.500% 10/22/2025	3.615%	2,827,173	2,834,241
US Foods, Inc./US Foodservice, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2023	1.865%	1,677,694	1,661,604
Total			13,331,204
Gaming 0.6%
Aristocrat Leisure Ltd.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 10/19/2024	4.750%	2,393,000	2,405,467
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	1.973%	1,476,152	1,473,155
Caesars Resort Collection LLC(b),(m),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.865%	3,537,591	3,504,444
Caesars Resort Collection LLC(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.500% 07/21/2025	4.615%	997,500	999,894
CBAC Borrower LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.115%	1,538,318	1,475,832
CCM Merger, Inc./MotorCity Casino Hotel(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/04/2025	4.500%	3,604,491	3,619,522

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CityCenter Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/18/2024	3.000%	2,492,268	2,469,987
Flutter Entertainment PLC(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	3.754%	911,141	914,367
Gateway Casinos & Entertainment Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	4.500%	2,077,801	2,031,051
Golden Nugget Online Gaming, Inc.(b),(c),(m)
Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,710,000
Golden Nugget, Inc./Landry’s, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/04/2023	3.250%	1,575,273	1,560,181
Hard Rock Enterprise Ltd.(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 03/31/2028	5.000%	1,818,182	1,827,273
PCI Gaming Authority(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.615%	3,461,091	3,455,311
Playtika Holding Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/10/2024	7.000%	2,887,013	2,900,005
Scientific Games International, Inc.(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	2.865%	3,808,236	3,744,981
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Spectacle Gary Holdings LLC(b),(m)
Delayed Draw Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	111,486	114,831
Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	1,538,514	1,584,669
Total			35,790,970
Health Care 0.5%
athenahealth, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/11/2026	4.453%	3,491,250	3,510,242
Carestream Health, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 6.750% Floor 1.000% 05/08/2023	7.750%	621,363	619,033
Change Healthcare Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	885,812	886,317
CPI Holdco LLC(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 11/04/2026	4.115%	1,864,688	1,870,524
DaVita, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 08/12/2026	1.865%	987,525	984,582
Envision Healthcare Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.865%	1,151,500	987,987
EyeCare Partners LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 02/18/2027	3.865%	993,919	978,016

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	37

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gentiva Health Services, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% 07/02/2025	2.875%	928,325	928,909
HCA, Inc.(b),(m)
Tranche B12 Term Loan
3-month USD LIBOR + 1.750% 03/13/2025	1.865%	728,297	729,666
IQVIA, Inc./Quintiles IMS(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	2.004%	487,500	486,978
LifePoint Health, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	3.865%	1,522,274	1,523,066
National Mentor Holdings, Inc./Civitas Solutions, Inc.(b),(m),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	4.510%	1,703,295	1,700,894
Delayed Draw Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/18/2028		239,210	238,732
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/18/2028		2,174,640	2,170,291
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	4.510%	76,166	76,059
Tranche C Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/18/2028		72,488	72,343
Ortho-Clinical Diagnostics, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	3.363%	1,798,254	1,800,502
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Owens & Minor, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	4.615%	999,375	1,001,694
Phoenix Guarantor, Inc./BrightSpring(b),(m),(n)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	3.361%	1,000,000	1,000,710
Phoenix Guarantor, Inc./BrightSpring(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	3.361%	1,992,525	1,984,136
Pluto Acquisition I, Inc./AccentCare, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.500% 06/22/2026	4.615%	985,000	989,925
PPD, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 01/13/2028	2.750%	1,000,000	1,003,060
Select Medical Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/06/2025	2.530%	1,552,316	1,547,472
Upstream Newco, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/20/2026	4.615%	744,375	746,549
Total			27,837,687
Independent Energy 0.0%
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 06/17/2027	5.750%	1,268,625	1,279,091
Leisure 0.4%
Crown Finance US, Inc.(m)
Tranche B1 Term Loan
05/23/2024	7.000%	857,556	1,091,240

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Crown Finance US, Inc./Cineworld Group PLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	3.500%	1,955,148	1,689,873
Formula One Management Ltd.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	3,098,574	3,079,208
Life Time, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	5.750%	2,601,313	2,593,405
Metro-Goldwyn-Mayer, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.620%	708,687	705,810
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	1,550,000	1,548,543
NAI Entertainment Holdings LLC(b),(c),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,025,065	1,984,564
Six Flags Theme Parks, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/17/2026	1.870%	3,799,375	3,708,684
UFC Holdings LLC(b),(m)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 04/29/2026	3.750%	3,530,224	3,533,542
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(m)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	2.903%	3,263,575	3,088,745
Total			23,023,614
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Four Seasons Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/30/2023	2.115%	2,478,201	2,471,237
Playa Resorts Holding BV(b),(m)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.750%	2,468,156	2,368,023
Total			4,839,260
Media and Entertainment 0.8%
Alchemy Copyrights LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 08/16/2027	4.000%	1,496,250	1,496,250
Cengage Learning, Inc.(b),(m),(n)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/07/2023	5.250%	2,886,789	2,842,274
Clear Channel Outdoor Holdings, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	3.711%	987,500	959,662
Creative Artists Agency LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	3.865%	2,980,000	2,954,551
Cumulus Media New Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/31/2026	4.750%	1,947,058	1,930,022
Diamond Sports Group LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	3.370%	1,728,125	1,296,094

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	39

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
E.W. Scripps Co. (The)(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	3.313%	2,988,693	2,976,858
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 01/07/2028	3.750%	800,000	800,624
Emerald Expositions Holding, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	2.615%	1,658,082	1,600,646
Empire Resorts, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 03/22/2021	3.365%	392,579	382,274
Entravision Communications Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	2.865%	481,602	475,581
Gray Television, Inc.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/07/2024	2.365%	1,500,000	1,494,840
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	2.615%	1,701,415	1,699,646
iHeartCommunications, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.115%	1,237,500	1,224,816
1-month USD LIBOR + 4.000% Floor 0.750% 05/01/2026	4.750%	995,000	997,179
Learfield Communications LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	664,397	608,056
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lions Gate Capital Holdings LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.365%	1,517,304	1,502,131
McGraw Hill LLC(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 11/01/2024	5.750%	839,440	837,551
Meredith Corp.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	2.615%	1,477,880	1,469,752
NASCAR Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% 10/19/2026	2.865%	2,047,947	2,045,653
NEP Group, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	3.365%	982,456	955,085
Nexstar Broadcasting, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	2.365%	1,409,218	1,407,457
Nexstar Broadcasting, Inc.(b),(m),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 09/18/2026	2.865%	2,362,746	2,364,967
Nielsen Consumer LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.500% 02/05/2028		3,031,250	3,035,039
Nielsen Finance LLC/VNU, Inc.(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.119%	1,922,002	1,918,869
PUG LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.615%	4,181,740	4,056,288

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sinclair Television Group, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	2.370%	1,252,964	1,246,248
Terrier Media Buyer, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	3.615%	2,108,750	2,106,114
Total			46,684,527
Midstream 0.2%
Buckeye Partners LP(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	2.365%	521,062	520,328
GIP III Stetson I LP/II LP(b),(m)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.365%	1,552,090	1,462,068
Lower Cadence Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.000% 05/22/2026	4.115%	640,245	627,709
Prairie ECI Acquiror LP(b),(m)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	4.865%	2,462,500	2,415,294
Stonepeak Lonestar Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026	4.726%	1,325,060	1,326,239
Traverse Midstream Partners LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 09/27/2024	6.500%	2,576,285	2,558,586
Total			8,910,224
Oil Field Services 0.1%
ChampionX Corp.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.625%	631,476	628,319
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ChampionX Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 06/03/2027	6.000%	1,481,013	1,505,079
Fieldwood Energy LLC(m),(p)
1st Lien Term Loan
04/11/2022	0.000%	275,952	79,107
2nd Lien Term Loan
04/11/2023	0.000%	372,536	112
Lealand Finance Company BV(b),(c),(m)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	3.115%	8,649	6,746
Lealand Finance Company BV(b),(m)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2025	4.115%	109,580	70,625
MRC Global, Inc.(b),(c),(m)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.115%	1,039,011	1,023,426
Total			3,313,414
Other Financial Institutions 0.0%
IRI Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	4.365%	1,227,462	1,228,690
Lifescan Global Corp.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	6.238%	1,139,500	1,104,130
Total			2,332,820
Other Industry 0.2%
Filtration Group Corp.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.115%	2,091,768	2,078,255
Hamilton Holdco LLC/Reece International Pty Ltd.(b),(c),(m)
Term Loan
3-month USD LIBOR + 2.000% 01/02/2027	2.260%	982,368	977,456

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	41

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Harland Clarke Holdings Corp.(b),(m)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	5.750%	619,448	590,197
Hillman Group, Inc. (The)(b),(m),(n)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/24/2028	3.250%	421,941	421,941
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/24/2028	3.250%	1,761,603	1,761,603
Tranche B2 Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/24/2028	3.250%	316,456	316,456
Hillman Group, Inc. (The)(b),(m)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	4.115%	658,125	657,717
Interior Logic Group Holdings IV LLC(b),(c),(m)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	4.115%	830,875	829,836
Lightstone Holdco LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	1,289,448	1,104,903
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	72,727	62,318
Titan Acquisition Ltd./Husky IMS International Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	3.267%	1,618,211	1,589,343
Total			10,390,025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.1%
VICI Properties 1 LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 12/20/2024	1.861%	4,811,364	4,777,107
Packaging 0.3%
Altium Packaging LLC(b),(m),(n)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028		1,739,130	1,735,652
Anchor Glass Container Corp.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	808,862	685,851
Berry Global, Inc.(b),(m)
Tranche X Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	2.121%	1,182,831	1,181,754
Charter NEX US, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/01/2027	5.000%	2,000,000	2,015,000
Flex Acquisition Co., Inc./Novolex(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/29/2023	4.000%	1,066,123	1,064,961
Tranche B Term Loan
3-month USD LIBOR + 3.000% 06/29/2025	3.238%	1,992,333	1,975,657
Graham Packaging Co., Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/04/2027	3.750%	1,910,339	1,912,288
LABL, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 07/01/2026	4.115%	765,313	768,182

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging Coordinators Midco, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2027	4.500%	2,000,000	2,006,000
Pactiv Evergreen Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.865%	1,714,250	1,709,433
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	3.365%	1,050,000	1,045,621
Spectrum Holdings III Corp.(b),(m)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 01/31/2026	8.000%	425,000	384,200
Tosca Services LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/18/2027	4.250%	1,000,000	1,003,130
Tricorbraun Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/30/2023	6.000%	425,726	425,126
Twist Beauty International Holdings S.A.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	4.000%	190,266	182,973
Total			18,095,828
Paper 0.0%
Asplundh Tree Expert LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 09/07/2027	2.615%	2,047,375	2,048,665
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.3%
Bausch Health Companies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.115%	3,762,067	3,765,378
3-month USD LIBOR + 2.750% 11/27/2025	2.865%	168,750	168,618
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.865%	1,729,042	1,724,719
Endo Finance Co. I SARL(b),(m)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 04/29/2024	5.000%	4,433,682	4,402,292
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.090%	1,361,487	1,357,511
Mallinckrodt International Finance SA(b),(m)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 02/24/2025	5.750%	955,205	924,161
Sunshine Luxembourg VII SARL(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/01/2026	5.000%	2,834,000	2,843,210
Total			15,185,889
Property & Casualty 0.2%
Asurion LLC(b),(m),(n)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028		1,000,000	1,027,190
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	3.365%	1,348,989	1,344,564

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	43

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027		1,000,000	996,250
Asurion LLC(b),(m)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	3.115%	268,953	268,394
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.115%	2,982,368	2,973,063
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.365%	1,967,406	1,951,824
3-month USD LIBOR + 3.750% 09/03/2026	3.865%	1,492,424	1,492,081
USI, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.254%	1,734,545	1,720,599
1-month USD LIBOR + 3.250% 12/02/2026	3.402%	997,481	991,426
Total			12,765,391
Restaurants 0.2%
Carrols Restaurant Group, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	3.427%	1,487,449	1,470,403
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 1.000% 12/15/2027	4.250%	857,143	860,049
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	2,108,668	2,119,211
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Yum! Brands(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.858%	1,629,257	1,626,813
New Red Finance, Inc./Burger King/Tim Hortons(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.865%	4,673,742	4,626,256
Total			10,702,732
Retailers 0.3%
AI Aqua Merger Sub, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.250%	1,838,625	1,834,028
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.250%	625,096	624,578
ASP Unifrax Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	4.004%	490,000	467,338
Bass Pro Group LLC(b),(m),(n)
Term Loan
1-month USD LIBOR + 5.000% 09/25/2024	5.750%	4,400,000	4,403,432
Bass Pro Group LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	5.750%	1,973,761	1,974,688
Belk, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 07/31/2025	7.750%	554,568	543,477
3-month USD LIBOR + 6.750% Floor 1.000% 07/31/2025	7.750%	497,643	189,383

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
BJ’s Wholesale Club, Inc.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 1.000% 02/03/2024	2.112%	443,538	444,350
Burlington Coat Factory Warehouse Corp.(b),(m)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 11/17/2024	1.860%	721,423	714,808
Gannett Holdings LLC(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 7.000% Floor 0.750% 02/09/2026	7.750%	428,143	427,342
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/19/2027	4.000%	4,498,895	4,517,655
PetSmart, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 02/11/2028	5.250%	2,000,000	2,013,120
Total			18,154,199
Technology 1.9%
Arches Buyer, Inc./Ancestry.com(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	3.750%	2,500,000	2,496,100
Ascend Learning LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	863,133	862,770
Avaya, Inc.(b),(m),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	4.362%	1,511,557	1,513,446
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Avaya, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.362%	1,843,084	1,847,987
BY Crown Parent LLC(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 02/02/2026	4.000%	2,265,457	2,268,289
Camelot U.S. Acquisition 1 Co./Thomson Reuters Intellectual Property & Science(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 10/30/2026	3.115%	2,500,000	2,498,125
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	4.000%	1,050,000	1,053,497
Celestica, Inc.(b),(c),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.240%	847,117	838,646
Cloudera, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 12/22/2027	3.250%	3,071,429	3,079,107
CommScope, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.365%	5,456,250	5,443,482
Cyxtera DC Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	0.000%	1,969,401	1,940,962
Dawn Acquisition LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	4.004%	1,844,906	1,781,496
DCert Buyer, Inc.(b),(m),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.115%	4,141,356	4,142,847

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	45

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dun & Bradstreet Corp. (The)(b),(m),(n)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.365%	3,552,474	3,556,915
Endure Digital, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	4.250%	2,153,846	2,137,692
Evertec Group LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.615%	2,399,070	2,401,061
Idera, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/04/2028		2,318,182	2,318,182
Informatica LLC(m)
2nd Lien Term Loan
02/25/2025	7.125%	1,000,000	1,023,130
Informatica LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% 02/25/2027	3.365%	1,836,125	1,831,498
ION Trading Technologies SARL(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/21/2024	5.000%	1,492,155	1,494,020
Lummus Technology Holdings V LLC(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	3.615%	1,997,500	1,997,500
MA FinanceCo LLC(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.865%	333,686	330,072
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	1,610,898	1,629,021
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Maxar Technologies Ltd.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	2.870%	2,721,934	2,694,225
McAfee LLC(b),(m),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	3.865%	2,886,341	2,891,912
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	4,143,809	4,098,932
Monotype Imaging Holdings Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/09/2026	5.754%	1,471,875	1,427,719
MYOB US Borrower LLC(b),(c),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.115%	1,280,500	1,274,097
Natel Engineering Co., Inc.(b),(m)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/30/2026	6.000%	1,477,613	1,400,970
NCR Corp.(b),(m)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	2.720%	1,477,330	1,465,024
Neustar, Inc.(b),(m)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	4.500%	1,773,378	1,706,557
Oberthur Technologies Holding SAS(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	4.004%	2,064,446	2,040,188
Peraton Corp.(b),(m),(n)
Delayed Draw Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028		2,231,841	2,240,211

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028		1,268,159	1,272,914
Perspecta, Inc.(b),(c),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	2.365%	721,875	723,680
Pitney Bowes, Inc.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 5.500% 01/07/2025	5.620%	3,184,375	3,171,096
Plantronics, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	2.615%	2,388,074	2,374,773
Presidio Holdings Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	3.720%	1,496,241	1,498,111
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.150%	1,450,684	1,451,134
Rackspace Technology Global, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	3.500%	2,250,000	2,248,267
Riverbed Technology, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 6.500% Floor 1.000% 12/31/2026	7.500%	935,700	751,367
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/31/2025	7.000%	2,049,391	1,989,610
Sabre GLBL, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 12/17/2027	4.115%	1,500,000	1,515,945
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Science Applications International Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.875% 10/31/2025	1.990%	977,500	978,174
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.615%	1,856,894	1,857,562
Seattle SpinCo, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.865%	2,013,373	1,991,569
Sophia LP(b),(m)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/07/2027	4.500%	2,200,000	2,204,818
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.865%	229,042	228,183
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.865%	174,411	173,757
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.865%	3,464,250	3,451,259
Tempo Acquisition LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/02/2026	3.750%	1,671,912	1,673,300
TIBCO Software, Inc.(b),(m)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	7.370%	750,000	757,035
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	3.870%	1,516,954	1,512,782

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	47

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TTM Technologies, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.615%	949,828	948,347
UKG, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.865%	1,975,000	1,982,406
1-month USD LIBOR + 3.250% Floor 0.750% 05/04/2026	4.000%	1,995,000	2,006,352
Veritas US Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 5.500% Floor 1.000% 09/01/2025	6.500%	1,496,250	1,502,400
Verscend Holdings Corp.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 08/27/2025		2,500,000	2,511,750
Xperi Holding Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 06/02/2025	4.115%	2,506,962	2,524,210
Total			113,026,481
Wireless 0.1%
Cellular South, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	2.365%	385,017	377,317
Numericable US LLC(b),(m)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	2.865%	2,957,319	2,917,720
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.870%	2,458,400	2,448,001
Total			5,743,038
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.1%
Level 3 Financing, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	1.865%	843,320	840,334
Lumen Technologies, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.365%	1,485,000	1,478,585
Southwire Co., LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 05/19/2025	1.865%	975,000	970,125
Zayo Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.115%	3,752,138	3,744,972
Total			7,034,016
Total Senior Loans (Cost $587,091,227)			585,782,823

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Corp.(f)	11,272	154,049
Entertainment 0.0%
Cineworld Finance US, Inc.(f)	281,073	176,092
Media 0.0%
iHeartCommunications, Inc.(f)	11,995	158,934
Total Communication Services		489,075
Financials —%
Diversified Financial Services —%
Spectacle BidCo Holdings, Inc.(c),(d),(f)	95,238	0
Total Financials		0
Total Warrants (Cost $419,946)		489,075

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Options Purchased Puts 0.9%
Value ($)
(Cost $13,824,700)	49,926,850

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(q),(r)	240,473,678	240,449,631
Total Money Market Funds (Cost $240,508,828)		240,449,631
Total Investments in Securities (Cost: $6,156,700,430)		6,346,890,383
Other Assets & Liabilities, Net		(484,839,813)
Net Assets		5,862,050,570
At February 28, 2021, securities and/or cash totaling $78,714,234 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
595,031,878 MXN	29,441,283 USD	Morgan Stanley	03/17/2021	1,050,842	—
41,035,458 EUR	49,514,820 USD	UBS	03/17/2021	—	(17,044)
Total				1,050,842	(17,044)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,040	06/2021	USD	270,746,250	835,454	—
U.S. Treasury 10-Year Note	1,523	06/2021	USD	202,130,656	—	(2,502,428)
U.S. Treasury 5-Year Note	1,215	06/2021	USD	150,622,031	—	(1,228,010)
Total					835,454	(3,730,438)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	(1,929)	06/2021	USD	(364,701,563)	5,451,184	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	333,000,000	333,000,000	1.00	09/30/2021	5,794,200	21,630,781
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	341,000,000	341,000,000	1.25	12/03/2021	5,285,500	17,192,026
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	225,000,000	225,000,000	1.25	11/18/2021	2,745,000	11,104,043
Total							13,824,700	49,926,850

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	49

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	1,068,181	—	—	1,068,181	—
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	271,621	—	—	271,621	—
Fixed rate of 2.165%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	12/18/2030	USD	120,200,000	(2,255,421)	—	—	—	(2,255,421)
Fixed rate of 2.291%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/14/2031	USD	125,000,000	(615,175)	—	—	—	(615,175)
Fixed rate of 2.372%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	02/17/2031	USD	154,700,000	799,182	—	—	799,182	—
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	1,822,916	—	—	1,822,916	—
Total							1,091,304	—	—	3,961,900	(2,870,596)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	266,199	(733)	158,148	—	107,318	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	USD	265,686,000	(2,873,990)	—	—	—	(2,873,990)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.434	USD	14,500,000	(1,687,800)	2,417	—	(3,111,909)	1,426,526	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.434	USD	11,500,000	(1,338,600)	1,917	—	(2,634,260)	1,297,577	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.434	USD	18,000,000	(2,095,200)	3,000	—	(2,262,253)	170,053	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(1,250,741)	88,408	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.434	USD	20,800,000	(2,421,120)	3,467	—	(4,041,871)	1,624,218	—
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.434	USD	9,500,000	(1,105,800)	1,583	—	(2,155,031)	1,050,814	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.434	USD	15,000,000	(1,746,000)	2,500	—	(2,456,174)	712,674	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.434	USD	9,500,000	(1,105,800)	1,583	—	(1,669,360)	565,143	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(1,692,097)	529,764	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.071	USD	14,500,000	(877,249)	2,417	—	(2,541,691)	1,666,859	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.071	USD	6,900,000	(417,450)	1,150	—	(1,063,227)	646,927	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	13,500,000	(1,571,400)	2,250	—	(3,053,607)	1,484,457	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	12,000,000	(1,396,800)	2,000	—	(2,463,624)	1,068,824	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	15,000,000	(1,746,000)	2,500	—	(2,538,146)	794,646	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.071	USD	8,000,000	(484,000)	1,333	—	(1,217,258)	734,591	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.071	USD	8,000,000	(556,000)	1,333	—	(1,240,737)	686,070	—
Total								(20,877,219)	32,784	—	(35,391,986)	14,547,551	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	4.281%
3-Month USD LIBOR	London Interbank Offered Rate	0.188%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.676%
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	51

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $3,632,675,256, which represents 61.97% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2021.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $105,870,564, which represents 1.81% of total net assets.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2021.
(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2021.
(i)	Represents a security purchased on a when-issued basis.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	The stated interest rate represents the weighted average interest rate at February 28, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(p)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2021, the total value of these securities amounted to $163,895, which represents less than 0.01% of total net assets.
(q)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(r)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	246,533,851	912,085,263	(918,153,683)	(15,800)	240,449,631	(2,059)	144,552	240,473,678
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
CNY	China Yuan Renminbi
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Strategic Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	468,478,443	18,340,271	486,818,714
Commercial Mortgage-Backed Securities - Non-Agency	—	341,020,969	—	341,020,969
Common Stocks
Communication Services	4,584	—	—	4,584
Consumer Discretionary	—	4,137	—	4,137
Energy	—	645,989	140,145	786,134
Financials	—	—	0*	0*
Industrials	—	356,913	—	356,913
Total Common Stocks	4,584	1,007,039	140,145	1,151,768
Convertible Bonds	—	2,464,597	—	2,464,597
Corporate Bonds & Notes	—	2,310,486,071	—	2,310,486,071
Foreign Government Obligations	—	443,615,695	—	443,615,695
Inflation-Indexed Bonds	—	6,563,900	—	6,563,900
Residential Mortgage-Backed Securities - Agency	—	596,862,162	—	596,862,162
Residential Mortgage-Backed Securities - Non-Agency	—	1,123,432,747	157,825,381	1,281,258,128
Senior Loans	—	574,260,344	11,522,479	585,782,823
Warrants
Communication Services	—	489,075	—	489,075
Financials	—	—	0*	0*
Total Warrants	—	489,075	0*	489,075
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	53

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Options Purchased Puts	—	49,926,850	—	49,926,850
Money Market Funds	240,449,631	—	—	240,449,631
Total Investments in Securities	240,454,215	5,918,607,892	187,828,276	6,346,890,383
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,050,842	—	1,050,842
Futures Contracts	6,286,638	—	—	6,286,638
Swap Contracts	—	18,616,769	—	18,616,769
Liability
Forward Foreign Currency Exchange Contracts	—	(17,044)	—	(17,044)
Futures Contracts	(3,730,438)	—	—	(3,730,438)
Swap Contracts	—	(5,744,586)	—	(5,744,586)
Total	243,010,415	5,932,513,873	187,828,276	6,363,352,564

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2020 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2021 ($)
Asset-Backed Securities — Non-Agency	27,821,618	34,153	—	140,069	—	(9,655,569)	—	—	18,340,271
Common Stocks	275,321	—	(172,690)	116,084	—	(78,570)	—	—	140,145
Residential Mortgage-Backed Securities — Non-Agency	94,650,861	7,641	—	109,930	123,836,280	(7,759,220)	—	(53,020,111)	157,825,381
Rights	142,644	—	—	—	(41,613)	(101,031)	—	—	—
Senior Loans	13,399,055	35,108	16,062	541,902	—	(1,736,977)	10,634,402	(11,367,073)	11,522,479
Warrants	—	—	—	(115,000)	115,000	—	—	—	—
Total	136,289,499	76,902	(156,628)	792,985	123,909,667	(19,331,367)	10,634,402	(64,387,184)	187,828,276
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2021 was $621,023, which is comprised of Asset-Backed Securities - Non-Agency of $171,603, Common Stocks of $(53,314), Residential Mortgage-Backed Securities — Non-Agency of $109,930, Senior Loans of $507,804 and Warrants of $(115,000).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, residential mortgage backed securities, asset backed securities, warrants and senior loans classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, single market quotations from broker dealers and the estimates of future distributions from the company. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Strategic Income Fund | Semiannual Report 2021

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,902,366,902)	$6,056,513,902
Affiliated issuers (cost $240,508,828)	240,449,631
Options purchased (cost $13,824,700)	49,926,850
Cash	786,736
Foreign currency (cost $3,701,750)	3,624,317
Cash collateral held at broker for:
Swap contracts	14,320,000
TBA	9,845,000
Margin deposits on:
Futures contracts	13,923,789
Swap contracts	40,625,445
Unrealized appreciation on forward foreign currency exchange contracts	1,050,842
Unrealized appreciation on swap contracts	14,654,869
Upfront payments on swap contracts	158,148
Receivable for:
Investments sold	10,705,046
Investments sold on a delayed delivery basis	5,473,188
Capital shares sold	14,564,336
Dividends	14,696
Interest	38,870,575
Foreign tax reclaims	238,029
Variation margin for futures contracts	558,000
Variation margin for swap contracts	28,325
Prepaid expenses	78,505
Trustees’ deferred compensation plan	452,020
Other assets	27,227
Total assets	6,516,889,476
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	17,044
Upfront receipts on swap contracts	35,391,986
Payable for:
Investments purchased	7,728,785
Investments purchased on a delayed delivery basis	595,624,978
Capital shares purchased	5,374,315
Variation margin for futures contracts	6,389,812
Variation margin for swap contracts	3,083,166
Foreign capital gains taxes deferred	2
Management services fees	88,668
Distribution and/or service fees	15,927
Transfer agent fees	405,312
Compensation of board members	74,537
Compensation of chief compliance officer	288
Other expenses	129,472
Trustees’ deferred compensation plan	452,020
Other liabilities	62,594
Total liabilities	654,838,906
Net assets applicable to outstanding capital stock	$5,862,050,570
Represented by
Paid in capital	5,613,501,383
Total distributable earnings (loss)	248,549,187
Total - representing net assets applicable to outstanding capital stock	$5,862,050,570
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	55

Statement of Assets and Liabilities  (continued)
February 28, 2021 (Unaudited)
Class A
Net assets	$1,162,075,268
Shares outstanding	46,044,355
Net asset value per share	$25.24
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$26.50
Advisor Class
Net assets	$246,108,780
Shares outstanding	9,943,964
Net asset value per share	$24.75
Class C
Net assets	$284,655,853
Shares outstanding	11,279,640
Net asset value per share	$25.24
Institutional Class
Net assets	$3,435,742,981
Shares outstanding	138,650,877
Net asset value per share	$24.78
Institutional 2 Class
Net assets	$372,404,424
Shares outstanding	15,017,814
Net asset value per share	$24.80
Institutional 3 Class
Net assets	$349,917,139
Shares outstanding	14,164,956
Net asset value per share	$24.70
Class R
Net assets	$11,146,125
Shares outstanding	438,468
Net asset value per share	$25.42
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Strategic Income Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$144,552
Interest	115,639,869
Foreign taxes withheld	(58,937)
Total income	115,725,484
Expenses:
Management services fees	14,937,089
Distribution and/or service fees
Class A	1,376,553
Class C	1,396,412
Class R	24,219
Transfer agent fees
Class A	525,633
Advisor Class	97,145
Class C	133,245
Institutional Class	1,497,904
Institutional 2 Class	93,012
Institutional 3 Class	13,104
Class R	4,618
Compensation of board members	58,913
Custodian fees	82,503
Printing and postage fees	146,090
Registration fees	122,282
Audit fees	25,208
Legal fees	49,622
Interest on collateral	3,121
Compensation of chief compliance officer	837
Other	226,644
Total expenses	20,814,154
Expense reduction	(2,381)
Total net expenses	20,811,773
Net investment income	94,913,711
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	44,795,802
Investments — affiliated issuers	(2,059)
Foreign currency translations	319,413
Forward foreign currency exchange contracts	(3,949,389)
Futures contracts	40,877,689
Options purchased	(3,377,700)
Swap contracts	5,814,438
Net realized gain	84,478,194
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	55,853,769
Investments — affiliated issuers	(15,800)
Foreign currency translations	(659,511)
Forward foreign currency exchange contracts	1,745,346
Futures contracts	2,132,069
Options purchased	37,054,286
Swap contracts	18,820,714
Foreign capital gains tax	(2)
Net change in unrealized appreciation (depreciation)	114,930,871
Net realized and unrealized gain	199,409,065
Net increase in net assets resulting from operations	$294,322,776
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	57

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income	$94,913,711	$189,788,390
Net realized gain (loss)	84,478,194	(11,376,896)
Net change in unrealized appreciation (depreciation)	114,930,871	15,171,005
Net increase in net assets resulting from operations	294,322,776	193,582,499
Distributions to shareholders
Net investment income and net realized gains
Class A	(17,703,435)	(38,426,343)
Advisor Class	(3,623,638)	(9,397,107)
Class C	(3,424,033)	(7,954,223)
Institutional Class	(55,494,559)	(115,742,079)
Institutional 2 Class	(5,831,653)	(12,313,824)
Institutional 3 Class	(6,005,091)	(9,622,529)
Class R	(144,069)	(275,295)
Total distributions to shareholders	(92,226,478)	(193,731,400)
Increase in net assets from capital stock activity	381,086,649	275,873,202
Total increase in net assets	583,182,947	275,724,301
Net assets at beginning of period	5,278,867,623	5,003,143,322
Net assets at end of period	$5,862,050,570	$5,278,867,623
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Strategic Income Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020
	Shares(a)	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,610,689	114,582,487	9,263,220	220,824,373
Distributions reinvested	669,467	16,569,214	1,525,843	35,917,394
Redemptions	(4,552,816)	(112,773,840)	(11,270,045)	(265,099,795)
Net increase (decrease)	727,340	18,377,861	(480,982)	(8,358,028)
Advisor Class
Subscriptions	2,945,918	72,120,265	4,816,846	112,230,566
Distributions reinvested	149,023	3,621,557	404,717	9,364,456
Redemptions	(1,288,420)	(31,229,067)	(9,193,386)	(204,159,530)
Net increase (decrease)	1,806,521	44,512,755	(3,971,823)	(82,564,508)
Class C
Subscriptions	1,410,071	35,069,493	2,878,928	68,776,661
Distributions reinvested	127,210	3,147,703	308,744	7,264,525
Redemptions	(1,794,269)	(44,753,927)	(3,372,942)	(79,205,498)
Net decrease	(256,988)	(6,536,731)	(185,270)	(3,164,312)
Institutional Class
Subscriptions	26,702,149	651,778,078	59,019,359	1,377,805,651
Distributions reinvested	1,923,578	46,764,826	4,194,236	97,008,371
Redemptions	(19,100,497)	(463,429,663)	(54,356,774)	(1,232,617,565)
Net increase	9,525,230	235,113,241	8,856,821	242,196,457
Institutional 2 Class
Subscriptions	5,083,221	123,901,151	9,236,758	215,615,013
Distributions reinvested	239,438	5,829,071	532,324	12,310,043
Redemptions	(2,347,339)	(57,363,874)	(9,889,211)	(222,519,204)
Net increase (decrease)	2,975,320	72,366,348	(120,129)	5,405,852
Institutional 3 Class
Subscriptions	2,042,591	49,496,351	9,718,157	218,553,095
Distributions reinvested	205,038	4,967,886	309,022	7,129,743
Redemptions	(1,645,851)	(39,920,802)	(4,629,155)	(102,132,224)
Net increase	601,778	14,543,435	5,398,024	123,550,614
Class R
Subscriptions	206,723	5,151,462	142,135	3,394,450
Distributions reinvested	5,724	142,955	10,786	255,713
Redemptions	(102,833)	(2,584,677)	(207,404)	(4,843,036)
Net increase (decrease)	109,614	2,709,740	(54,483)	(1,192,873)
Total net increase	15,488,815	381,086,649	9,442,158	275,873,202

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	59

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 2/28/2021 (Unaudited)	$24.32	0.41	0.90	1.31	(0.39)	—	(0.39)
Year Ended 8/31/2020	$24.06	0.84	0.26	1.10	(0.84)	—	(0.84)
Year Ended 8/31/2019	$23.57	1.00	0.57	1.57	(0.92)	(0.16)	(1.08)
Year Ended 8/31/2018	$24.35	0.96	(0.70)	0.26	(0.80)	(0.24)	(1.04)
Year Ended 8/31/2017(g)	$23.89	0.80	0.22	1.02	(0.56)	—	(0.56)
Year Ended 10/31/2016	$23.16	0.88	0.61	1.49	(0.76)	—	(0.76)
Year Ended 10/31/2015	$24.50	0.92	(0.86)	0.06	(1.00)	(0.40)	(1.40)
Advisor Class(c)
Six Months Ended 2/28/2021 (Unaudited)	$23.85	0.43	0.89	1.32	(0.42)	—	(0.42)
Year Ended 8/31/2020	$23.62	0.88	0.23	1.11	(0.88)	—	(0.88)
Year Ended 8/31/2019	$23.16	1.04	0.54	1.58	(0.96)	(0.16)	(1.12)
Year Ended 8/31/2018	$23.95	1.00	(0.67)	0.33	(0.88)	(0.24)	(1.12)
Year Ended 8/31/2017(g)	$23.50	0.84	0.21	1.05	(0.60)	—	(0.60)
Year Ended 10/31/2016	$22.79	0.92	0.63	1.55	(0.84)	—	(0.84)
Year Ended 10/31/2015	$24.14	0.96	(0.83)	0.13	(1.08)	(0.40)	(1.48)
Class C(c)
Six Months Ended 2/28/2021 (Unaudited)	$24.31	0.32	0.91	1.23	(0.30)	—	(0.30)
Year Ended 8/31/2020	$24.06	0.64	0.29	0.93	(0.68)	—	(0.68)
Year Ended 8/31/2019	$23.57	0.80	0.57	1.37	(0.72)	(0.16)	(0.88)
Year Ended 8/31/2018	$24.36	0.76	(0.67)	0.09	(0.64)	(0.24)	(0.88)
Year Ended 8/31/2017(g)	$23.90	0.68	0.18	0.86	(0.40)	—	(0.40)
Year Ended 10/31/2016	$23.16	0.72	0.62	1.34	(0.60)	—	(0.60)
Year Ended 10/31/2015	$24.51	0.76	(0.87)	(0.11)	(0.84)	(0.40)	(1.24)
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Strategic Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 2/28/2021 (Unaudited)	$25.24	5.43%	0.92%(d),(e)	0.92%(d),(e),(f)	3.37%(d)	68%	$1,162,075
Year Ended 8/31/2020	$24.32	4.84%	0.93%(e)	0.93%(e),(f)	3.51%	173%	$1,101,890
Year Ended 8/31/2019	$24.06	6.75%	0.95%(e)	0.95%(e)	4.20%	179%	$1,101,847
Year Ended 8/31/2018	$23.57	1.03%	0.94%(e)	0.94%(e),(f)	3.94%	152%	$1,059,907
Year Ended 8/31/2017(g)	$24.35	4.42%	0.95%(d),(h)	0.95%(d),(f),(h)	4.00%(d)	110%	$1,100,585
Year Ended 10/31/2016	$23.89	6.57%	1.03%	1.02%(f)	3.81%	168%	$1,770,085
Year Ended 10/31/2015	$23.16	0.25%	1.06%	1.03%(f)	3.94%	169%	$1,461,248
Advisor Class(c)
Six Months Ended 2/28/2021 (Unaudited)	$24.75	5.63%	0.67%(d),(e)	0.67%(d),(e),(f)	3.62%(d)	68%	$246,109
Year Ended 8/31/2020	$23.85	5.02%	0.68%(e)	0.68%(e),(f)	3.76%	173%	$194,094
Year Ended 8/31/2019	$23.62	6.96%	0.70%(e)	0.70%(e)	4.42%	179%	$285,983
Year Ended 8/31/2018	$23.16	1.30%	0.69%(e)	0.69%(e),(f)	4.21%	152%	$143,983
Year Ended 8/31/2017(g)	$23.95	4.53%	0.71%(d),(h)	0.71%(d),(f),(h)	4.38%(d)	110%	$99,896
Year Ended 10/31/2016	$23.50	6.95%	0.77%	0.77%(f)	4.02%	168%	$53,447
Year Ended 10/31/2015	$22.79	0.52%	0.82%	0.78%(f)	4.20%	169%	$18,630
Class C(c)
Six Months Ended 2/28/2021 (Unaudited)	$25.24	5.04%	1.67%(d),(e)	1.67%(d),(e),(f)	2.61%(d)	68%	$284,656
Year Ended 8/31/2020	$24.31	4.06%	1.69%(e)	1.69%(e),(f)	2.76%	173%	$280,497
Year Ended 8/31/2019	$24.06	5.97%	1.70%(e)	1.70%(e)	3.45%	179%	$282,018
Year Ended 8/31/2018	$23.57	0.28%	1.69%(e)	1.69%(e),(f)	3.19%	152%	$306,303
Year Ended 8/31/2017(g)	$24.36	3.78%	1.71%(d),(h)	1.71%(d),(f),(h)	3.33%(d)	110%	$334,829
Year Ended 10/31/2016	$23.90	5.78%	1.78%	1.77%(f)	3.05%	168%	$316,346
Year Ended 10/31/2015	$23.16	(0.49%)	1.81%	1.78%(f)	3.19%	169%	$219,782
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	61

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class(c)
Six Months Ended 2/28/2021 (Unaudited)	$23.88	0.43	0.89	1.32	(0.42)	—	(0.42)
Year Ended 8/31/2020	$23.65	0.88	0.23	1.11	(0.88)	—	(0.88)
Year Ended 8/31/2019	$23.18	1.04	0.55	1.59	(0.96)	(0.16)	(1.12)
Year Ended 8/31/2018	$23.97	1.00	(0.67)	0.33	(0.88)	(0.24)	(1.12)
Year Ended 8/31/2017(g)	$23.52	0.88	0.17	1.05	(0.60)	—	(0.60)
Year Ended 10/31/2016	$22.80	0.92	0.64	1.56	(0.84)	—	(0.84)
Year Ended 10/31/2015	$24.15	0.96	(0.83)	0.13	(1.08)	(0.40)	(1.48)
Institutional 2 Class(c)
Six Months Ended 2/28/2021 (Unaudited)	$23.90	0.44	0.88	1.32	(0.42)	—	(0.42)
Year Ended 8/31/2020	$23.66	0.88	0.28	1.16	(0.92)	—	(0.92)
Year Ended 8/31/2019	$23.19	1.04	0.55	1.59	(0.96)	(0.16)	(1.12)
Year Ended 8/31/2018	$23.98	1.00	(0.67)	0.33	(0.88)	(0.24)	(1.12)
Year Ended 8/31/2017(g)	$23.54	0.88	0.20	1.08	(0.64)	—	(0.64)
Year Ended 10/31/2016	$22.83	0.96	0.59	1.55	(0.84)	—	(0.84)
Year Ended 10/31/2015	$24.18	1.00	(0.87)	0.13	(1.08)	(0.40)	(1.48)
Institutional 3 Class(c)
Six Months Ended 2/28/2021 (Unaudited)	$23.81	0.44	0.88	1.32	(0.43)	—	(0.43)
Year Ended 8/31/2020	$23.58	0.88	0.27	1.15	(0.92)	—	(0.92)
Year Ended 8/31/2019	$23.12	1.04	0.58	1.62	(1.00)	(0.16)	(1.16)
Year Ended 8/31/2018	$23.91	1.00	(0.67)	0.33	(0.88)	(0.24)	(1.12)
Year Ended 8/31/2017(g)	$23.47	0.88	0.20	1.08	(0.64)	—	(0.64)
Year Ended 10/31/2016	$22.77	0.96	0.58	1.54	(0.84)	—	(0.84)
Year Ended 10/31/2015	$24.12	1.00	(0.83)	0.17	(1.12)	(0.40)	(1.52)
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Strategic Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class(c)
Six Months Ended 2/28/2021 (Unaudited)	$24.78	5.58%	0.67%(d),(e)	0.67%(d),(e),(f)	3.62%(d)	68%	$3,435,743
Year Ended 8/31/2020	$23.88	5.02%	0.68%(e)	0.68%(e),(f)	3.76%	173%	$3,083,643
Year Ended 8/31/2019	$23.65	6.96%	0.70%(e)	0.70%(e)	4.44%	179%	$2,843,762
Year Ended 8/31/2018	$23.18	1.47%	0.69%(e)	0.69%(e),(f)	4.20%	152%	$2,398,468
Year Ended 8/31/2017(g)	$23.97	4.53%	0.71%(d),(h)	0.71%(d),(f),(h)	4.42%(d)	110%	$1,881,221
Year Ended 10/31/2016	$23.52	6.95%	0.78%	0.77%(f)	4.05%	168%	$910,452
Year Ended 10/31/2015	$22.80	0.51%	0.81%	0.78%(f)	4.19%	169%	$574,482
Institutional 2 Class(c)
Six Months Ended 2/28/2021 (Unaudited)	$24.80	5.68%	0.64%(d),(e)	0.64%(d),(e)	3.66%(d)	68%	$372,404
Year Ended 8/31/2020	$23.90	5.06%	0.64%(e)	0.64%(e)	3.80%	173%	$287,777
Year Ended 8/31/2019	$23.66	7.00%	0.66%(e)	0.66%(e)	4.49%	179%	$287,753
Year Ended 8/31/2018	$23.19	1.35%	0.65%(e)	0.65%(e)	4.26%	152%	$257,953
Year Ended 8/31/2017(g)	$23.98	4.77%	0.66%(d),(h)	0.65%(d),(h)	4.41%(d)	110%	$155,372
Year Ended 10/31/2016	$23.54	6.87%	0.67%	0.67%	4.11%	168%	$103,204
Year Ended 10/31/2015	$22.83	0.80%	0.68%	0.68%	4.32%	169%	$12,231
Institutional 3 Class(c)
Six Months Ended 2/28/2021 (Unaudited)	$24.70	5.64%	0.59%(d),(e)	0.59%(d),(e)	3.70%(d)	68%	$349,917
Year Ended 8/31/2020	$23.81	5.13%	0.60%(e)	0.60%(e)	3.84%	173%	$322,913
Year Ended 8/31/2019	$23.58	7.08%	0.60%(e)	0.60%(e)	4.55%	179%	$192,494
Year Ended 8/31/2018	$23.12	1.40%	0.60%(e)	0.60%(e)	4.31%	152%	$189,195
Year Ended 8/31/2017(g)	$23.91	4.65%	0.64%(d),(h)	0.63%(d),(h)	4.75%(d)	110%	$100,173
Year Ended 10/31/2016	$23.47	7.13%	0.62%	0.62%	4.24%	168%	$10,642
Year Ended 10/31/2015	$22.77	0.68%	0.64%	0.64%	4.35%	169%	$10,704
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	63

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R(c)
Six Months Ended 2/28/2021 (Unaudited)	$24.49	0.38	0.91	1.29	(0.36)	—	(0.36)
Year Ended 8/31/2020	$24.23	0.80	0.26	1.06	(0.80)	—	(0.80)
Year Ended 8/31/2019	$23.73	0.92	0.58	1.50	(0.84)	(0.16)	(1.00)
Year Ended 8/31/2018	$24.51	0.88	(0.66)	0.22	(0.76)	(0.24)	(1.00)
Year Ended 8/31/2017(g)	$24.04	0.76	0.23	0.99	(0.52)	—	(0.52)
Year Ended 10/31/2016	$23.30	0.84	0.62	1.46	(0.72)	—	(0.72)
Year Ended 10/31/2015	$24.64	0.88	(0.86)	0.02	(0.96)	(0.40)	(1.36)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	2/28/2021	8/31/2020	8/31/2019	8/31/2018
Class A	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Advisor Class	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class C	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class R	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	For the period from November 1, 2016 to August 31, 2017. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(i)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Strategic Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R(c)
Six Months Ended 2/28/2021 (Unaudited)	$25.42	5.35%	1.17%(d),(e)	1.17%(d),(e),(f)	3.11%(d)	68%	$11,146
Year Ended 8/31/2020	$24.49	4.38%	1.18%(e)	1.18%(e),(f)	3.26%	173%	$8,053
Year Ended 8/31/2019	$24.23	6.62%	1.20%(e)	1.20%(e)	3.95%	179%	$9,287
Year Ended 8/31/2018	$23.73	0.77%	1.19%(e)	1.19%(e),(f)	3.70%	152%	$7,075
Year Ended 8/31/2017(g)	$24.51	4.18%	1.21%(d),(h)	1.21%(d),(f),(h)	3.83%(d)	110%	$6,443
Year Ended 10/31/2016	$24.04	6.45%	1.28%	1.27%(f)	3.54%	168%	$5,687
Year Ended 10/31/2015	$23.30	0.00%(i)	1.31%	1.28%(f)	3.69%	169%	$2,439
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2021	65

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
66	Columbia Strategic Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Strategic Income Fund | Semiannual Report 2021	67

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
68	Columbia Strategic Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in
Columbia Strategic Income Fund | Semiannual Report 2021	69

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
unrealized gains or losses. The Fund expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
70	Columbia Strategic Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
Columbia Strategic Income Fund | Semiannual Report 2021	71

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings and to manage long or short exposure to an inflation index. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	14,654,869*
Credit risk	Upfront payments on swap contracts	158,148
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,050,842
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	6,286,638*
Interest rate risk	Investments, at value — Options purchased	49,926,850
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,961,900*
Total		76,039,247

72	Columbia Strategic Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,873,990*
Credit risk	Upfront receipts on swap contracts	35,391,986
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	17,044
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,730,438*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,870,596*
Total		44,884,054

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	5,889,776	5,889,776
Foreign exchange risk	(3,949,389)	—	—	—	(3,949,389)
Interest rate risk	—	40,877,689	(3,377,700)	(75,338)	37,424,651
Total	(3,949,389)	40,877,689	(3,377,700)	5,814,438	39,365,038

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	9,650,353	9,650,353
Foreign exchange risk	1,745,346	—	—	—	1,745,346
Interest rate risk	—	2,132,069	37,054,286	9,170,361	48,356,716
Total	1,745,346	2,132,069	37,054,286	18,820,714	59,752,415
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	505,500,521
Futures contracts — short	538,051,498
Credit default swap contracts — buy protection	218,693,000
Credit default swap contracts — sell protection	187,930,000

Derivative instrument	Average value ($)*
Options contracts — purchased	29,683,118

Columbia Strategic Income Fund | Semiannual Report 2021	73

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	525,421	(201,055)
Interest rate swap contracts	3,079,634	(5,062,967)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2021.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of
74	Columbia Strategic Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Strategic Income Fund | Semiannual Report 2021	75

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2021:
	Citi ($) (a)	Citi ($) (a)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	-	28,325	-	28,325
Forward foreign currency exchange contracts	-	-	-	1,050,842	-	-	1,050,842
Options purchased puts	38,822,807	-	-	11,104,043	-	-	49,926,850
OTC credit default swap contracts (c)	-	2,982,564	7,061,865	4,768,588	-	-	14,813,017
Total assets	38,822,807	2,982,564	7,061,865	16,923,473	28,325	-	65,819,034
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	424,090	-	424,090
Centrally cleared interest rate swap contracts (b)	-	-	-	-	2,659,076	-	2,659,076
Forward foreign currency exchange contracts	-	-	-	-	-	17,044	17,044
OTC credit default swap contracts (c)	-	9,259,163	15,619,451	10,513,372	-	-	35,391,986
Total liabilities	-	9,259,163	15,619,451	10,513,372	3,083,166	17,044	38,492,196
Total financial and derivative net assets	38,822,807	(6,276,599)	(8,557,586)	6,410,101	(3,054,841)	(17,044)	27,326,838
Total collateral received (pledged) (d)	38,822,807	(6,100,000)	(8,220,000)	6,225,000	(3,054,841)	-	27,672,966
Net amount (e)	-	(176,599)	(337,586)	185,101	-	(17,044)	(346,128)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
76	Columbia Strategic Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Strategic Income Fund | Semiannual Report 2021	77

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2020-04 Reference Rate Reform
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04 Reference Rate Reform – Facilitation of the Effects of Reference Rate Reform on Financial Statements. This standard provides exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The standard is elective and effective on March 12, 2020 through December 31, 2022. The Fund expects that the adoption of the guidance will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.554% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended February 28, 2021, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $10,573,500 and $0, respectively.
78	Columbia Strategic Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2021, these minimum account balance fees reduced total expenses of the Fund by $2,381.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Columbia Strategic Income Fund | Semiannual Report 2021	79

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	578,528
Class C	—	1.00(b)	2,710

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2021 through December 31, 2021	Prior to January 1, 2021
Class A	0.98%	1.01%
Advisor Class	0.73	0.76
Class C	1.73	1.76
Institutional Class	0.73	0.76
Institutional 2 Class	0.70	0.72
Institutional 3 Class	0.65	0.67
Class R	1.23	1.26
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
6,156,859,000	280,280,000	(73,628,000)	206,652,000
80	Columbia Strategic Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,490,546)	(19,819,709)	(24,310,255)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,320,697,992 and $3,829,853,753, respectively, for the six months ended February 28, 2021, of which $2,495,843,304 and $2,531,359,460, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later
Columbia Strategic Income Fund | Semiannual Report 2021	81

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
82	Columbia Strategic Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Columbia Strategic Income Fund | Semiannual Report 2021	83

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2021, one unaffiliated shareholder of record owned 11.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 27.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
84	Columbia Strategic Income Fund | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Strategic Income Fund | Semiannual Report 2021	85

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Columbia Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR232_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Columbia International Dividend Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia International Dividend Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia International Dividend Income Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jonathan Crown
Co-Portfolio Manager
Managed Fund since 2016
Georgina Hellyer, CFA
Co-Portfolio Manager
Managed Fund since 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	15.04	20.27	8.86	5.15
	Including sales charges		8.42	13.35	7.58	4.52
Advisor Class*		03/19/13	15.16	20.59	9.13	5.41
Class C	Excluding sales charges	10/13/03	14.64	19.37	8.05	4.36
	Including sales charges		13.64	18.37	8.05	4.36
Institutional Class		11/09/00	15.18	20.58	9.13	5.41
Institutional 2 Class*		01/08/14	15.18	20.75	9.28	5.52
Institutional 3 Class		07/15/09	15.24	20.76	9.34	5.61
Class R		09/27/10	14.89	20.01	8.58	4.89
MSCI ACWI ex USA Index (Net)			16.65	26.18	11.21	4.77
MSCI ACWI ex USA Value Index (Net)			20.23	18.25	8.46	2.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
Effective September 2, 2020, the Fund compares its performance to that of the MSCI ACWI ex USA Index (Net) and the MSCI ACWI ex USA Value Index (Net). Prior to this date, the Fund compared its performance to that of the MSCI ACWI High Dividend Yield Index (Net) and the MSCI ACWI (Net) (the Former Indices). The Fund’s investment manager believes that the new indices provide a more appropriate basis for comparing the Fund’s performance.
The Fund’s performance prior to September 2, 2020 reflects returns achieved according to different principal investment strategies. Effective September 2, 2020, the Fund was renamed Columbia International Dividend Income Fund and its principal investment strategies were revised to require, under normal circumstances, that at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) be invested in income-producing (dividend-paying) equity securities of foreign companies, including securities of companies in emerging market countries. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA Index (Net) captures a large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 27 emerging market countries. The index covers approximately 85% of the global equity opportunity set outside the United States.
The MSCI ACWI ex USA Value Index (Net) captures large- and mid-cap securities exhibiting overall value style characteristics across 22 developed and 27 emerging markets countries.
The MSCI ACWI High Dividend Yield Index (Net) includes large- and mid-cap stocks across 23 developed market countries. The index is designed to reflect the performance of equities selected from the MSCI World Index with higher than average dividend yields that are both sustainable and persistent.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Columbia International Dividend Income Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI ex USA Index (Net), MSCI ACWI ex USA Value Index (Net), MSCI ACWI High Dividend Yield Index (Net) and the MSCI ACWI (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Equity sector breakdown (%) (at February 28, 2021)
Communication Services	7.6
Consumer Discretionary	9.6
Consumer Staples	9.6
Energy	5.0
Financials	21.3
Health Care	8.9
Industrials	10.4
Information Technology	12.4
Materials	11.7
Utilities	3.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2021)
Canada	7.9
China	4.9
Denmark	2.3
Finland	1.2
France	7.3
Germany	9.3
Hong Kong	2.5
Indonesia	3.0
Ireland	2.0
Japan	7.5
Jersey	0.7
Netherlands	4.3
Norway	1.9
Singapore	2.8
South Korea	3.5
Spain	3.8
Sweden	1.9
Switzerland	8.9
Taiwan	5.4
United Kingdom	16.3
United States(a)	2.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia International Dividend Income Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,150.40	1,018.39	6.59	6.19	1.25
Advisor Class	1,000.00	1,000.00	1,151.60	1,019.62	5.28	4.95	1.00
Class C	1,000.00	1,000.00	1,146.40	1,014.71	10.53	9.88	2.00
Institutional Class	1,000.00	1,000.00	1,151.80	1,019.62	5.28	4.95	1.00
Institutional 2 Class	1,000.00	1,000.00	1,151.80	1,020.30	4.54	4.26	0.86
Institutional 3 Class	1,000.00	1,000.00	1,152.40	1,020.55	4.28	4.01	0.81
Class R	1,000.00	1,000.00	1,148.90	1,017.16	7.90	7.42	1.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia International Dividend Income Fund | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.1%
Issuer	Shares	Value ($)
Canada 7.8%
Brookfield Asset Management, Inc.	190,319	7,686,937
Canadian National Railway Co.	56,949	6,216,239
Manulife Financial Corp.	440,272	8,777,071
Suncor Energy, Inc.	397,341	7,889,995
TC Energy Corp.	147,260	6,167,655
Total		36,737,897
China 4.8%
NetEase, Inc., ADR	86,233	9,472,695
Ping An Insurance Group Co. of China Ltd., Class H	1,075,000	13,302,669
Total		22,775,364
Denmark 2.2%
Novo Nordisk A/S, Class B	98,019	6,992,390
Tryg AS	113,396	3,560,955
Total		10,553,345
Finland 1.2%
UPM-Kymmene OYJ	142,372	5,439,266
France 7.2%
BNP Paribas SA(a)	222,485	13,226,163
L’Oreal SA	21,358	7,794,601
Schneider Electric SE	41,982	6,208,065
VINCI SA	65,990	6,862,957
Total		34,091,786
Germany 9.2%
Adidas AG(a)	17,738	6,183,197
Deutsche Telekom AG, Registered Shares	661,135	12,026,335
E.ON SE	727,096	7,413,810
Evonik Industries AG	222,611	7,496,756
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	33,934	9,981,912
Total		43,102,010
Hong Kong 2.5%
Hong Kong Exchanges and Clearing Ltd.	62,500	3,842,679
Sands China Ltd.(a)	1,657,200	7,810,610
Total		11,653,289
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 3.0%
PT Bank Rakyat Indonesia Persero Tbk	21,453,900	7,067,020
PT Telekomunikasi Indonesia Persero Tbk	28,709,300	7,025,085
Total		14,092,105
Ireland 2.0%
CRH PLC	219,207	9,516,050
Japan 7.4%
Japan Exchange Group, Inc.	286,000	6,176,634
Rohm Co., Ltd.	53,900	5,337,241
Sekisui Chemical Co., Ltd.	187,600	3,362,001
Tokyo Electron Ltd.	16,500	6,880,781
Toyota Motor Corp.	177,500	13,116,146
Total		34,872,803
Jersey 0.7%
Amcor PLC	291,828	3,191,042
Netherlands 4.3%
Akzo Nobel NV	71,865	7,431,550
ING Groep NV	516,119	5,652,905
Koninklijke Philips NV(a)	129,627	7,077,256
Total		20,161,711
Norway 1.8%
Equinor ASA	453,882	8,607,596
Singapore 2.8%
DBS Group Holdings Ltd.	664,000	13,156,897
South Korea 3.5%
Samsung Electronics Co., Ltd.	224,821	16,476,158
Spain 3.7%
Iberdrola SA	675,087	8,460,134
Industria de Diseno Textil SA	277,445	9,148,258
Total		17,608,392
Sweden 1.9%
Sandvik AB(a)	323,233	8,680,690
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia International Dividend Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 8.8%
Nestlé SA, Registered Shares	107,776	11,248,439
Novartis AG, ADR	135,907	11,675,770
Roche Holding AG, Genusschein Shares	22,587	7,409,869
SGS SA, Registered Shares	1,625	4,643,878
TE Connectivity Ltd.	48,450	6,299,954
Total		41,277,910
Taiwan 5.3%
Eclat Textile Co., Ltd.	250,000	3,851,859
MediaTek, Inc.	207,000	6,643,997
Taiwan Semiconductor Manufacturing Co., Ltd.	668,000	14,593,821
Total		25,089,677
United Kingdom 16.0%
Anglo American PLC	361,272	14,017,713
BAE Systems PLC	1,237,643	8,377,682
BT Group PLC(a)	3,438,289	5,951,404
Diageo PLC	211,880	8,335,096
Experian PLC	115,911	3,679,459
Common Stocks (continued)
Issuer	Shares	Value ($)
GlaxoSmithKline PLC	429,894	7,173,112
Linde PLC	24,337	5,993,573
Prudential PLC	189,885	3,782,563
Reckitt Benckiser Group PLC	100,859	8,460,154
RELX PLC	96,513	2,270,732
Unilever PLC	144,925	7,528,569
Total		75,570,057
Total Common Stocks (Cost $387,797,665)		452,654,045

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(b),(c)	12,186,521	12,185,302
Total Money Market Funds (Cost $12,185,302)		12,185,302
Total Investments in Securities (Cost $399,982,967)		464,839,347
Other Assets & Liabilities, Net		6,327,585
Net Assets		$471,166,932

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	—	61,739,226	(49,553,924)	—	12,185,302	(1,188)	3,683	12,186,521
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Canada	36,737,897	—	—	36,737,897
China	9,472,695	13,302,669	—	22,775,364
Denmark	—	10,553,345	—	10,553,345
Finland	—	5,439,266	—	5,439,266
France	—	34,091,786	—	34,091,786
Germany	—	43,102,010	—	43,102,010
Hong Kong	—	11,653,289	—	11,653,289
Indonesia	—	14,092,105	—	14,092,105
Ireland	—	9,516,050	—	9,516,050
Japan	—	34,872,803	—	34,872,803
Jersey	—	3,191,042	—	3,191,042
Netherlands	—	20,161,711	—	20,161,711
Norway	—	8,607,596	—	8,607,596
Singapore	—	13,156,897	—	13,156,897
South Korea	—	16,476,158	—	16,476,158
Spain	—	17,608,392	—	17,608,392
Sweden	—	8,680,690	—	8,680,690
Switzerland	17,975,724	23,302,186	—	41,277,910
Taiwan	—	25,089,677	—	25,089,677
United Kingdom	—	75,570,057	—	75,570,057
Total Common Stocks	64,186,316	388,467,729	—	452,654,045
Money Market Funds	12,185,302	—	—	12,185,302
Total Investments in Securities	76,371,618	388,467,729	—	464,839,347
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia International Dividend Income Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $387,797,665)	$452,654,045
Affiliated issuers (cost $12,185,302)	12,185,302
Receivable for:
Investments sold	13,047,192
Capital shares sold	5,087
Dividends	876,505
Foreign tax reclaims	579,674
Expense reimbursement due from Investment Manager	1,210
Prepaid expenses	10,486
Trustees’ deferred compensation plan	240,162
Other assets	20,669
Total assets	479,620,332
Liabilities
Due to custodian	1,230
Payable for:
Investments purchased	7,999,475
Capital shares purchased	124,620
Management services fees	10,102
Distribution and/or service fees	563
Transfer agent fees	35,303
Compensation of board members	2,584
Compensation of chief compliance officer	26
Other expenses	39,335
Trustees’ deferred compensation plan	240,162
Total liabilities	8,453,400
Net assets applicable to outstanding capital stock	$471,166,932
Represented by
Paid in capital	390,051,209
Total distributable earnings (loss)	81,115,723
Total - representing net assets applicable to outstanding capital stock	$471,166,932
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia International Dividend Income Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
February 28, 2021 (Unaudited)
Class A
Net assets	$76,558,326
Shares outstanding	3,841,937
Net asset value per share	$19.93
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$21.15
Advisor Class
Net assets	$337,272
Shares outstanding	16,773
Net asset value per share	$20.11
Class C
Net assets	$1,017,951
Shares outstanding	54,964
Net asset value per share	$18.52
Institutional Class
Net assets	$353,753,711
Shares outstanding	17,686,022
Net asset value per share	$20.00
Institutional 2 Class
Net assets	$741,990
Shares outstanding	37,202
Net asset value per share	$19.94
Institutional 3 Class
Net assets	$38,637,417
Shares outstanding	1,933,537
Net asset value per share	$19.98
Class R
Net assets	$120,265
Shares outstanding	6,047
Net asset value per share	$19.89
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,078,536
Dividends — affiliated issuers	3,683
Interfund lending	3
Foreign taxes withheld	(396,503)
Total income	3,685,719
Expenses:
Management services fees	1,707,514
Distribution and/or service fees
Class A	90,477
Class C	5,372
Class R	273
Transfer agent fees
Class A	94,087
Advisor Class	397
Class C	1,398
Institutional Class	432,135
Institutional 2 Class	240
Institutional 3 Class	1,183
Class R	143
Compensation of board members	11,537
Custodian fees	36,535
Printing and postage fees	41,612
Registration fees	55,123
Audit fees	30,250
Legal fees	5,037
Line of credit interest	171
Interest on interfund lending	81
Compensation of chief compliance officer	69
Other	32,810
Total expenses	2,546,444
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(222,177)
Expense reduction	(62,861)
Total net expenses	2,261,406
Net investment income	1,424,313
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,325,246
Investments — affiliated issuers	(1,188)
Foreign currency translations	132,326
Net realized gain	19,456,384
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	43,376,719
Foreign currency translations	(139,005)
Net change in unrealized appreciation (depreciation)	43,237,714
Net realized and unrealized gain	62,694,098
Net increase in net assets resulting from operations	$64,118,411
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia International Dividend Income Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income	$1,424,313	$10,727,617
Net realized gain	19,456,384	7,066,997
Net change in unrealized appreciation (depreciation)	43,237,714	(6,376,970)
Net increase in net assets resulting from operations	64,118,411	11,417,644
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,629,738)	(2,630,521)
Advisor Class	(7,303)	(27,431)
Class C	(23,723)	(42,613)
Institutional Class	(7,864,370)	(12,693,072)
Institutional 2 Class	(17,791)	(52,176)
Institutional 3 Class	(886,985)	(1,934,760)
Class R	(2,344)	(3,671)
Total distributions to shareholders	(10,432,254)	(17,384,244)
Decrease in net assets from capital stock activity	(18,259,305)	(43,164,296)
Total increase (decrease) in net assets	35,426,852	(49,130,896)
Net assets at beginning of period	435,740,080	484,870,976
Net assets at end of period	$471,166,932	$435,740,080
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	36,266	699,112	91,404	1,594,331
Distributions reinvested	76,763	1,483,286	140,599	2,386,621
Redemptions	(310,433)	(5,883,228)	(604,121)	(10,559,267)
Net decrease	(197,404)	(3,700,830)	(372,118)	(6,578,315)
Advisor Class
Subscriptions	748	14,500	10,117	187,462
Distributions reinvested	373	7,250	1,507	27,350
Redemptions	(751)	(13,654)	(52,146)	(992,662)
Net increase (decrease)	370	8,096	(40,522)	(777,850)
Class C
Subscriptions	1,252	22,318	7,191	123,503
Distributions reinvested	1,294	23,435	2,568	41,207
Redemptions	(14,212)	(257,043)	(47,653)	(769,934)
Net decrease	(11,666)	(211,290)	(37,894)	(605,224)
Institutional Class
Subscriptions	109,997	2,071,211	261,544	4,583,385
Distributions reinvested	396,470	7,663,372	727,161	12,362,461
Redemptions	(1,143,472)	(21,783,315)	(2,395,537)	(42,632,790)
Net decrease	(637,005)	(12,048,732)	(1,406,832)	(25,686,944)
Institutional 2 Class
Subscriptions	1,195	22,453	24,534	430,400
Distributions reinvested	924	17,737	3,080	52,093
Redemptions	(14,214)	(265,823)	(53,009)	(881,914)
Net decrease	(12,095)	(225,633)	(25,395)	(399,421)
Institutional 3 Class
Subscriptions	14,460	277,868	465,223	8,396,306
Distributions reinvested	46,018	886,572	115,222	1,934,132
Redemptions	(176,924)	(3,248,105)	(1,185,739)	(19,436,403)
Net decrease	(116,446)	(2,083,665)	(605,294)	(9,105,965)
Class R
Subscriptions	158	2,936	641	11,593
Distributions reinvested	121	2,344	217	3,671
Redemptions	(134)	(2,531)	(1,496)	(25,841)
Net increase (decrease)	145	2,749	(638)	(10,577)
Total net decrease	(974,101)	(18,259,305)	(2,488,693)	(43,164,296)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia International Dividend Income Fund | Semiannual Report 2021

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Columbia International Dividend Income Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2021 (Unaudited)	$17.70	0.04	2.61	2.65	(0.03)	(0.39)	(0.42)
Year Ended 8/31/2020	$17.88	0.37	0.07	0.44	(0.42)	(0.20)	(0.62)
Year Ended 8/31/2019	$18.83	0.45	(0.54)	(0.09)	(0.49)	(0.37)	(0.86)
Year Ended 8/31/2018	$18.24	0.48	0.65	1.13	(0.54)	—	(0.54)
Year Ended 8/31/2017	$17.05	0.49	1.26	1.75	(0.56)	—	(0.56)
Year Ended 8/31/2016	$16.56	0.47	0.42	0.89	(0.40)	—	(0.40)
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$17.86	0.06	2.63	2.69	(0.05)	(0.39)	(0.44)
Year Ended 8/31/2020	$18.04	0.40	0.08	0.48	(0.46)	(0.20)	(0.66)
Year Ended 8/31/2019	$18.99	0.51	(0.55)	(0.04)	(0.54)	(0.37)	(0.91)
Year Ended 8/31/2018	$18.39	0.54	0.64	1.18	(0.58)	—	(0.58)
Year Ended 8/31/2017	$17.19	0.54	1.26	1.80	(0.60)	—	(0.60)
Year Ended 8/31/2016	$16.69	0.52	0.43	0.95	(0.45)	—	(0.45)
Class C
Six Months Ended 2/28/2021 (Unaudited)	$16.50	(0.03)	2.44	2.41	—	(0.39)	(0.39)
Year Ended 8/31/2020	$16.70	0.22	0.06	0.28	(0.28)	(0.20)	(0.48)
Year Ended 8/31/2019	$17.63	0.29	(0.49)	(0.20)	(0.36)	(0.37)	(0.73)
Year Ended 8/31/2018	$17.10	0.31	0.62	0.93	(0.40)	—	(0.40)
Year Ended 8/31/2017	$16.02	0.33	1.18	1.51	(0.43)	—	(0.43)
Year Ended 8/31/2016	$15.56	0.32	0.42	0.74	(0.28)	—	(0.28)
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$17.76	0.06	2.62	2.68	(0.05)	(0.39)	(0.44)
Year Ended 8/31/2020	$17.95	0.41	0.06	0.47	(0.46)	(0.20)	(0.66)
Year Ended 8/31/2019	$18.90	0.50	(0.54)	(0.04)	(0.54)	(0.37)	(0.91)
Year Ended 8/31/2018	$18.30	0.53	0.65	1.18	(0.58)	—	(0.58)
Year Ended 8/31/2017	$17.11	0.54	1.25	1.79	(0.60)	—	(0.60)
Year Ended 8/31/2016	$16.61	0.51	0.43	0.94	(0.44)	—	(0.44)
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$17.72	0.08	2.59	2.67	(0.06)	(0.39)	(0.45)
Year Ended 8/31/2020	$17.90	0.44	0.07	0.51	(0.49)	(0.20)	(0.69)
Year Ended 8/31/2019	$18.85	0.56	(0.58)	(0.02)	(0.56)	(0.37)	(0.93)
Year Ended 8/31/2018	$18.26	0.56	0.64	1.20	(0.61)	—	(0.61)
Year Ended 8/31/2017	$17.07	0.60	1.22	1.82	(0.63)	—	(0.63)
Year Ended 8/31/2016	$16.58	0.54	0.42	0.96	(0.47)	—	(0.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia International Dividend Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2021 (Unaudited)	$19.93	15.04%	1.37%(c),(d),(e)	1.25%(c),(d),(e),(f)	0.41%(c)	16%	$76,558
Year Ended 8/31/2020	$17.70	2.65%	1.38%(d)	1.24%(d),(f)	2.09%	91%	$71,493
Year Ended 8/31/2019	$17.88	(0.16%)	1.44%	1.25%	2.56%	56%	$78,887
Year Ended 8/31/2018	$18.83	6.21%	1.44%	1.26%(f)	2.52%	39%	$93,177
Year Ended 8/31/2017	$18.24	10.48%	1.46%(g)	1.29%(f),(g)	2.79%	43%	$100,146
Year Ended 8/31/2016	$17.05	5.51%	1.45%	1.30%(f)	2.85%	115%	$108,978
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$20.11	15.16%	1.12%(c),(d),(e)	1.00%(c),(d),(e),(f)	0.65%(c)	16%	$337
Year Ended 8/31/2020	$17.86	2.90%	1.12%(d)	0.98%(d),(f)	2.16%	91%	$293
Year Ended 8/31/2019	$18.04	0.10%	1.19%	1.00%	2.84%	56%	$1,027
Year Ended 8/31/2018	$18.99	6.47%	1.19%	1.01%(f)	2.82%	39%	$1,141
Year Ended 8/31/2017	$18.39	10.73%	1.21%(g)	1.04%(f),(g)	3.08%	43%	$983
Year Ended 8/31/2016	$17.19	5.80%	1.20%	1.05%(f)	3.12%	115%	$853
Class C
Six Months Ended 2/28/2021 (Unaudited)	$18.52	14.64%	2.11%(c),(d),(e)	2.00%(c),(d),(e),(f)	(0.35%)(c)	16%	$1,018
Year Ended 8/31/2020	$16.50	1.83%	2.13%(d)	1.98%(d),(f)	1.30%	91%	$1,100
Year Ended 8/31/2019	$16.70	(0.86%)	2.19%	2.00%	1.72%	56%	$1,745
Year Ended 8/31/2018	$17.63	5.42%	2.19%	2.01%(f)	1.76%	39%	$3,268
Year Ended 8/31/2017	$17.10	9.60%	2.20%(g)	2.04%(f),(g)	2.03%	43%	$7,795
Year Ended 8/31/2016	$16.02	4.82%	2.20%	2.05%(f)	2.07%	115%	$10,164
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$20.00	15.18%	1.12%(c),(d),(e)	1.00%(c),(d),(e),(f)	0.66%(c)	16%	$353,754
Year Ended 8/31/2020	$17.76	2.86%	1.13%(d)	0.99%(d),(f)	2.34%	91%	$325,493
Year Ended 8/31/2019	$17.95	0.10%	1.19%	1.00%	2.83%	56%	$354,127
Year Ended 8/31/2018	$18.90	6.51%	1.19%	1.01%(f)	2.78%	39%	$395,163
Year Ended 8/31/2017	$18.30	10.72%	1.21%(g)	1.04%(f),(g)	3.06%	43%	$417,705
Year Ended 8/31/2016	$17.11	5.82%	1.20%	1.05%(f)	3.10%	115%	$424,724
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$19.94	15.18%	0.92%(c),(d),(e)	0.86%(c),(d),(e)	0.84%(c)	16%	$742
Year Ended 8/31/2020	$17.72	3.07%	0.90%(d)	0.86%(d)	2.49%	91%	$873
Year Ended 8/31/2019	$17.90	0.23%	0.91%	0.87%	3.13%	56%	$1,337
Year Ended 8/31/2018	$18.85	6.62%	0.91%	0.88%	2.93%	39%	$553
Year Ended 8/31/2017	$18.26	10.92%	0.91%	0.91%	3.37%	43%	$506
Year Ended 8/31/2016	$17.07	5.96%	0.88%	0.88%	3.26%	115%	$175
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$17.75	0.08	2.61	2.69	(0.07)	(0.39)	(0.46)
Year Ended 8/31/2020	$17.94	0.45	0.06	0.51	(0.50)	(0.20)	(0.70)
Year Ended 8/31/2019	$18.89	0.51	(0.52)	(0.01)	(0.57)	(0.37)	(0.94)
Year Ended 8/31/2018	$18.29	0.57	0.65	1.22	(0.62)	—	(0.62)
Year Ended 8/31/2017	$17.10	0.68	1.15	1.83	(0.64)	—	(0.64)
Year Ended 8/31/2016	$16.60	0.53	0.45	0.98	(0.48)	—	(0.48)
Class R
Six Months Ended 2/28/2021 (Unaudited)	$17.67	0.02	2.60	2.62	(0.01)	(0.39)	(0.40)
Year Ended 8/31/2020	$17.85	0.32	0.07	0.39	(0.37)	(0.20)	(0.57)
Year Ended 8/31/2019	$18.80	0.25	(0.38)	(0.13)	(0.45)	(0.37)	(0.82)
Year Ended 8/31/2018	$18.21	0.43	0.65	1.08	(0.49)	—	(0.49)
Year Ended 8/31/2017	$17.03	0.45	1.24	1.69	(0.51)	—	(0.51)
Year Ended 8/31/2016	$16.53	0.42	0.44	0.86	(0.36)	—	(0.36)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of:

Class	2/28/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016
Class A	0.02%	0.02%	—%	0.01%	0.02%	0.01%
Advisor Class	0.01%	0.03%	—%	0.02%	0.02%	0.01%
Class C	0.02%	0.02%	—%	0.02%	0.02%	0.01%
Institutional Class	0.02%	0.02%	—%	0.02%	0.02%	0.01%
Class R	0.01%	0.02%	—%	0.01%	0.02%	0.01%

(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Class R
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia International Dividend Income Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$19.98	15.24%	0.87%(c),(d),(e)	0.81%(c),(d),(e)	0.85%(c)	16%	$38,637
Year Ended 8/31/2020	$17.75	3.07%	0.85%(d)	0.81%(d)	2.58%	91%	$36,384
Year Ended 8/31/2019	$17.94	0.29%	0.85%	0.81%	2.87%	56%	$47,630
Year Ended 8/31/2018	$18.89	6.72%	0.85%	0.82%	2.98%	39%	$63,148
Year Ended 8/31/2017	$18.29	10.95%	0.85%	0.85%	3.77%	43%	$64,718
Year Ended 8/31/2016	$17.10	6.07%	0.83%	0.83%	3.23%	115%	$790
Class R
Six Months Ended 2/28/2021 (Unaudited)	$19.89	14.89%	1.62%(c),(d),(e)	1.50%(c),(d),(e),(f)	0.16%(c)	16%	$120
Year Ended 8/31/2020	$17.67	2.37%	1.63%(d)	1.49%(d),(f)	1.84%	91%	$104
Year Ended 8/31/2019	$17.85	(0.41%)	1.70%	1.50%	1.41%	56%	$117
Year Ended 8/31/2018	$18.80	5.95%	1.69%	1.51%(f)	2.27%	39%	$1,705
Year Ended 8/31/2017	$18.21	10.16%	1.71%(g)	1.54%(f),(g)	2.57%	43%	$1,753
Year Ended 8/31/2016	$17.03	5.32%	1.70%	1.55%(f)	2.57%	115%	$1,533
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund | Semiannual Report 2021	19

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Columbia International Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia International Dividend Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia International Dividend Income Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.77% of the Fund’s average daily net assets.
22	Columbia International Dividend Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or other inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia International Dividend Income Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.26
Advisor Class	0.26
Class C	0.26
Institutional Class	0.26
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.26
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2021, these minimum account balance fees reduced total expenses of the Fund by $62,861.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	8,005
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
24	Columbia International Dividend Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2021 through December 31, 2021	Prior to January 1, 2021
Class A	1.25%	1.25%
Advisor Class	1.00	1.00
Class C	2.00	2.00
Institutional Class	1.00	1.00
Institutional 2 Class	0.85	0.86
Institutional 3 Class	0.81	0.81
Class R	1.50	1.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
399,983,000	75,678,000	(10,822,000)	64,856,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $67,686,504 and $109,766,323, respectively, for the six months ended February 28, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia International Dividend Income Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	587,500	0.65	8
Lender	200,000	0.60	1
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
For the six months ended February 28, 2021, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
4,400,000	1.40	1
26	Columbia International Dividend Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at February 28, 2021.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Columbia International Dividend Income Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
28	Columbia International Dividend Income Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia International Dividend Income Fund | Semiannual Report 2021	29

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
30	Columbia International Dividend Income Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia International Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR154_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Columbia Global Technology Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Global Technology Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Technology Growth Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.
Portfolio management
Rahul Narang
Portfolio Manager
Managed Fund since 2012
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	15.52	58.37	30.76	20.12
	Including sales charges		8.88	49.26	29.23	19.41
Advisor Class*		11/08/12	15.66	58.76	31.09	20.42
Class C	Excluding sales charges	10/13/03	15.11	57.21	29.79	19.22
	Including sales charges		14.11	56.21	29.79	19.22
Institutional Class		11/09/00	15.66	58.79	31.10	20.41
Institutional 2 Class*		11/08/12	15.71	58.86	31.20	20.52
Institutional 3 Class*		03/01/16	15.73	58.97	31.28	20.50
S&P Global 1200 Information Technology Index (Net)			10.90	52.11	28.50	18.15
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The S&P Global 1200 Information Technology Index (Net) is a float-adjusted, market-cap-weighted index consisting of all members of the S&P Global 1200 that are classified within the GICS Information Technology sector.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Global Technology Growth Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2021)
Communication Services	11.0
Consumer Discretionary	8.1
Financials	0.3
Health Care	1.4
Industrials	0.5
Information Technology	78.3
Materials	0.2
Real Estate	0.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at February 28, 2021)
Information Technology
Application Software	11.1
Communications Equipment	1.3
Data Processing & Outsourced Services	11.4
Electronic Components	1.0
Electronic Equipment & Instruments	1.0
Electronic Manufacturing Services	0.5
Internet Services & Infrastructure	4.4
IT Consulting & Other Services	1.3
Semiconductor Equipment	6.4
Semiconductors	18.1
Systems Software	10.5
Technology Distributors	0.3
Technology Hardware, Storage & Peripherals	11.0
Total	78.3
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Global Technology Growth Fund | Semiannual Report 2021

Fund at a Glance   (continued)
(Unaudited)
Country breakdown (%) (at February 28, 2021)
Bermuda	1.1
Brazil	0.4
Canada	1.1
China	2.4
France	0.2
Germany	0.5
Ireland	0.9
Japan	1.0
Netherlands	3.5
South Korea	1.4
Switzerland	0.8
Taiwan	2.7
United Kingdom	0.2
United States(a)	83.8
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2021, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Columbia Global Technology Growth Fund | Semiannual Report 2021	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,155.20	1,018.68	6.29	5.89	1.19
Advisor Class	1,000.00	1,000.00	1,156.60	1,019.96	4.92	4.61	0.93
Class C	1,000.00	1,000.00	1,151.10	1,015.06	10.18	9.54	1.93
Institutional Class	1,000.00	1,000.00	1,156.60	1,019.91	4.97	4.66	0.94
Institutional 2 Class	1,000.00	1,000.00	1,157.10	1,020.20	4.65	4.36	0.88
Institutional 3 Class	1,000.00	1,000.00	1,157.30	1,020.45	4.39	4.11	0.83
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	Columbia Global Technology Growth Fund | Semiannual Report 2021

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Bermuda 1.1%
Marvell Technology Group Ltd.	668,846	32,291,885
Brazil 0.4%
Stone Co., Ltd., Class A(a)	124,248	10,661,721
Canada 1.1%
Shopify, Inc., Class A(a)	21,413	27,429,410
TELUS International CDA, Inc.(a)	180,736	5,264,840
Total		32,694,250
China 2.4%
Alibaba Group Holding Ltd., ADR(a)	128,181	30,476,315
Cloopen Group Holding Ltd., ADR(a)	112,967	2,131,687
Dada Nexus Ltd., ADR(a)	66,483	2,357,487
Quhuo Ltd., ADR(a)	186,757	1,303,564
Tencent Holdings Ltd.	400,120	34,809,245
Total		71,078,298
France 0.2%
Capgemini SE	32,457	5,212,598
Germany 0.5%
SAP SE, ADR	109,672	13,528,041
Ireland 0.9%
Accenture PLC, Class A	111,257	27,914,381
Japan 1.0%
Keyence Corp.	31,100	14,830,391
Murata Manufacturing Co., Ltd.	117,000	10,029,798
TDK Corp.	26,400	3,801,966
Total		28,662,155
Netherlands 3.5%
ASML Holding NV	92,742	52,593,061
NXP Semiconductors NV	183,545	33,506,140
STMicroelectronics NV, Registered Shares	385,195	14,968,677
Total		101,067,878
South Korea 1.4%
Samsung Electronics Co., Ltd.	551,336	40,405,029
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 0.8%
Logitech International SA	71,378	7,588,535
TE Connectivity Ltd.	116,715	15,176,451
Total		22,764,986
Taiwan 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	623,624	78,539,207
United Kingdom 0.1%
Trainline PLC(a)	654,775	4,712,477
United States 82.0%
1Life Healthcare, Inc.(a)	149,778	7,115,953
Activision Blizzard, Inc.	303,030	28,972,698
Adobe, Inc.(a)	92,108	42,339,284
Advanced Micro Devices, Inc.(a)	260,994	22,056,603
Airbnb, Inc., Class A(a)	55,326	11,416,520
Akamai Technologies, Inc.(a)	60,144	5,683,608
Alphabet, Inc., Class A(a)	59,478	120,259,163
Alteryx, Inc., Class A(a)	86,584	8,277,430
Amazon.com, Inc.(a)	39,129	121,023,258
Amphenol Corp., Class A	75,123	9,441,459
Analog Devices, Inc.	120,426	18,764,779
ANSYS, Inc.(a)	49,575	16,904,579
Apple, Inc.	1,891,424	229,354,074
Applied Materials, Inc.	258,407	30,541,123
Arista Networks, Inc.(a)	22,130	6,192,859
Autodesk, Inc.(a)	30,324	8,369,424
Automatic Data Processing, Inc.	116,820	20,329,016
Avalara, Inc.(a)	127,363	19,988,349
Booking Holdings, Inc.(a)	4,440	10,338,584
Broadcom, Inc.	134,322	63,113,878
Cadence Design Systems, Inc.(a)	93,510	13,193,326
CDW Corp.	61,825	9,699,724
Certara, Inc.(a)	216,467	7,500,582
Cisco Systems, Inc.	440,399	19,760,703
Cognizant Technology Solutions Corp., Class A	72,615	5,335,750
Comcast Corp., Class A	121,088	6,383,759
Corning, Inc.	143,841	5,500,480
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Coupa Software, Inc.(a)	55,241	19,127,749
Crowdstrike Holdings, Inc., Class A(a)	98,249	21,221,784
Electronic Arts, Inc.	61,579	8,249,739
Facebook, Inc., Class A(a)	101,619	26,179,087
Falcon Capital Acquisition Corp., Class A(a)	717,843	7,817,310
Fidelity National Information Services, Inc.	178,438	24,624,444
Fiserv, Inc.(a)	99,466	11,475,392
Fortinet, Inc.(a)	91,746	15,491,312
Global Payments, Inc.	75,750	14,997,743
HP, Inc.	225,380	6,529,259
Inphi Corp.(a)	74,107	12,197,271
Intel Corp.	452,233	27,486,722
Intuit, Inc.	78,847	30,761,369
Keysight Technologies, Inc.(a)	91,807	12,992,527
KLA Corp.	39,043	12,151,353
Lam Research Corp.	155,996	88,479,371
Livent Corp.(a)	323,864	6,030,348
MasterCard, Inc., Class A	186,401	65,957,994
Match Group, Inc.(a)	85,878	13,126,452
Maxim Integrated Products, Inc.	61,117	5,694,271
MaxLinear, Inc., Class A(a)	338,273	13,453,117
MediaAlpha, Inc.(a)	182,397	9,577,666
Microchip Technology, Inc.	94,925	14,488,403
Micron Technology, Inc.(a)	458,972	42,009,707
Microsoft Corp.	895,389	208,070,496
MongoDB, Inc.(a)	41,655	16,075,914
Motorola Solutions, Inc.	62,010	10,881,515
NetApp, Inc.	238,391	14,923,277
Netflix, Inc.(a)	37,833	20,386,312
NVIDIA Corp.	131,398	72,082,315
Oak Street Health, Inc.(a)	100,434	5,326,015
Okta, Inc.(a)	56,509	14,774,278
Oracle Corp.	201,894	13,024,182
Palo Alto Networks, Inc.(a)	31,118	11,149,891
Paycom Software, Inc.(a)	18,643	6,976,956
PayPal Holdings, Inc.(a)	214,239	55,670,004
Pinterest, Inc., Class A(a)	91,351	7,361,064
PubMatic, Inc., Class A(a)	166,791	10,809,725
QUALCOMM, Inc.	164,812	22,445,746
Common Stocks (continued)
Issuer	Shares	Value ($)
RingCentral, Inc., Class A(a)	65,831	24,894,651
SailPoint Technologies Holdings, Inc.(a)	107,601	6,066,544
Salesforce.com, Inc.(a)	158,610	34,339,065
SBA Communications Corp.	26,666	6,803,297
Schrodinger, Inc.(a)	97,989	10,041,913
ServiceNow, Inc.(a)	45,052	24,033,440
Shift4 Payments, Inc., Class A(a)	75,072	5,743,008
Signify Health, Inc., Class A(a)	288,007	9,509,991
Skyworks Solutions, Inc.	35,808	6,367,379
Snap, Inc.(a)	114,239	7,500,933
Splunk, Inc.(a)	50,414	7,209,706
Square, Inc., Class A(a)	153,538	35,318,346
Synopsys, Inc.(a)	191,918	47,060,213
Take-Two Interactive Software, Inc.(a)	35,769	6,597,950
Tesla Motors, Inc.(a)	38,273	25,853,412
Texas Instruments, Inc.	148,424	25,569,003
T-Mobile USA, Inc.(a)	61,622	7,392,791
Twilio, Inc., Class A(a)	108,606	42,669,125
Uber Technologies, Inc.(a)	265,532	13,741,281
Universal Display Corp.	27,509	5,823,380
VeriSign, Inc.(a)	92,415	17,931,282
Viant Technology, Inc., Class A(a)	76,211	3,779,304
Visa, Inc., Class A	357,414	75,911,159
Visteon Corp.(a)	111,102	14,128,841
Walt Disney Co. (The)(a)	90,856	17,175,418
Western Digital Corp.	237,548	16,279,164
Workday, Inc., Class A(a)	29,204	7,160,237
Xilinx, Inc.	46,197	6,019,469
Zoom Video Communications, Inc., Class A(a)	31,933	11,930,488
Total		2,390,785,835
Total Common Stocks (Cost $1,182,412,813)		2,860,318,741

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Technology Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(b),(c)	48,905,609	48,900,719
Total Money Market Funds (Cost $48,892,527)		48,900,719
Total Investments in Securities (Cost $1,231,305,340)		2,909,219,460
Other Assets & Liabilities, Net		5,202,563
Net Assets		$2,914,422,023
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	57,597,549	133,213,199	(141,906,286)	(3,743)	48,900,719	(2,123)	31,358	48,905,609
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Bermuda	32,291,885	—	—	32,291,885
Brazil	10,661,721	—	—	10,661,721
Canada	32,694,250	—	—	32,694,250
China	36,269,053	34,809,245	—	71,078,298
France	—	5,212,598	—	5,212,598
Germany	13,528,041	—	—	13,528,041
Ireland	27,914,381	—	—	27,914,381
Japan	—	28,662,155	—	28,662,155
Netherlands	101,067,878	—	—	101,067,878
South Korea	—	40,405,029	—	40,405,029
Switzerland	15,176,451	7,588,535	—	22,764,986
Taiwan	78,539,207	—	—	78,539,207
United Kingdom	—	4,712,477	—	4,712,477
United States	2,390,785,835	—	—	2,390,785,835
Total Common Stocks	2,738,928,702	121,390,039	—	2,860,318,741
Money Market Funds	48,900,719	—	—	48,900,719
Total Investments in Securities	2,787,829,421	121,390,039	—	2,909,219,460
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Technology Growth Fund | Semiannual Report 2021

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,182,412,813)	$2,860,318,741
Affiliated issuers (cost $48,892,527)	48,900,719
Receivable for:
Investments sold	5,391,429
Capital shares sold	7,192,845
Dividends	1,771,694
Foreign tax reclaims	113,926
Prepaid expenses	41,886
Trustees’ deferred compensation plan	125,290
Other assets	42,694
Total assets	2,923,899,224
Liabilities
Payable for:
Investments purchased	5,846,752
Capital shares purchased	3,141,563
Management services fees	62,970
Distribution and/or service fees	10,661
Transfer agent fees	256,263
Compensation of board members	6,184
Compensation of chief compliance officer	103
Other expenses	27,415
Trustees’ deferred compensation plan	125,290
Total liabilities	9,477,201
Net assets applicable to outstanding capital stock	$2,914,422,023
Represented by
Paid in capital	1,207,732,116
Total distributable earnings (loss)	1,706,689,907
Total - representing net assets applicable to outstanding capital stock	$2,914,422,023
Class A
Net assets	$653,496,130
Shares outstanding	10,811,566
Net asset value per share	$60.44
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$64.13
Advisor Class
Net assets	$140,607,965
Shares outstanding	2,194,457
Net asset value per share	$64.07
Class C
Net assets	$228,632,311
Shares outstanding	4,293,911
Net asset value per share	$53.25
Institutional Class
Net assets	$1,323,163,071
Shares outstanding	20,941,268
Net asset value per share	$63.18
Institutional 2 Class
Net assets	$210,899,782
Shares outstanding	3,267,651
Net asset value per share	$64.54
Institutional 3 Class
Net assets	$357,622,764
Shares outstanding	5,523,174
Net asset value per share	$64.75
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,826,816
Dividends — affiliated issuers	31,358
Interfund lending	18
Foreign taxes withheld	(374,835)
Total income	8,483,357
Expenses:
Management services fees	10,329,660
Distribution and/or service fees
Class A	712,746
Class C	1,051,392
Transfer agent fees
Class A	327,673
Advisor Class	76,455
Class C	120,911
Institutional Class	687,386
Institutional 2 Class	54,870
Institutional 3 Class	9,996
Compensation of board members	26,234
Custodian fees	19,187
Printing and postage fees	53,710
Registration fees	99,183
Audit fees	14,639
Legal fees	23,314
Compensation of chief compliance officer	376
Other	93,359
Total expenses	13,701,091
Expense reduction	(100)
Total net expenses	13,700,991
Net investment loss	(5,217,634)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	56,894,108
Investments — affiliated issuers	(2,123)
Foreign currency translations	(3,508)
Net realized gain	56,888,477
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	328,986,704
Investments — affiliated issuers	(3,743)
Foreign currency translations	56,038
Net change in unrealized appreciation (depreciation)	329,038,999
Net realized and unrealized gain	385,927,476
Net increase in net assets resulting from operations	$380,709,842
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Technology Growth Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment loss	$(5,217,634)	$(4,128,969)
Net realized gain	56,888,477	21,720,892
Net change in unrealized appreciation (depreciation)	329,038,999	802,070,496
Net increase in net assets resulting from operations	380,709,842	819,662,419
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,485,991)	(4,605,844)
Advisor Class	(1,354,857)	(1,822,101)
Class C	(2,302,759)	(2,208,992)
Institutional Class	(12,661,305)	(9,429,215)
Institutional 2 Class	(2,045,536)	(1,575,535)
Institutional 3 Class	(3,255,656)	(1,606,482)
Total distributions to shareholders	(27,106,104)	(21,248,169)
Increase in net assets from capital stock activity	3,477,798	224,777,413
Total increase in net assets	357,081,536	1,023,191,663
Net assets at beginning of period	2,557,340,487	1,534,148,824
Net assets at end of period	$2,914,422,023	$2,557,340,487
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,792,286	101,180,983	4,356,512	178,495,166
Distributions reinvested	85,071	4,843,077	106,890	4,165,510
Redemptions	(1,342,237)	(74,189,710)	(3,523,501)	(139,881,683)
Net increase	535,120	31,834,350	939,901	42,778,993
Advisor Class
Subscriptions	451,208	26,388,903	1,560,575	65,300,377
Distributions reinvested	21,781	1,313,805	43,649	1,798,769
Redemptions	(2,362,472)	(126,598,741)	(1,114,629)	(47,863,726)
Net increase (decrease)	(1,889,483)	(98,896,033)	489,595	19,235,420
Class C
Subscriptions	341,934	16,998,577	1,211,122	43,458,749
Distributions reinvested	42,629	2,141,276	54,824	1,901,302
Redemptions	(535,968)	(26,390,543)	(1,191,915)	(43,612,274)
Net increase (decrease)	(151,405)	(7,250,690)	74,031	1,747,777
Institutional Class
Subscriptions	2,561,292	148,812,576	7,359,464	306,404,315
Distributions reinvested	155,026	9,222,520	161,123	6,548,057
Redemptions	(2,501,382)	(146,910,696)	(5,442,321)	(221,279,417)
Net increase	214,936	11,124,400	2,078,266	91,672,955
Institutional 2 Class
Subscriptions	592,067	35,387,472	1,782,387	76,031,900
Distributions reinvested	33,666	2,045,536	37,955	1,574,736
Redemptions	(627,308)	(37,361,346)	(1,980,600)	(84,934,948)
Net increase (decrease)	(1,575)	71,662	(160,258)	(7,328,312)
Institutional 3 Class
Subscriptions	1,857,558	111,240,578	3,667,204	162,600,947
Distributions reinvested	53,264	3,246,413	38,597	1,606,417
Redemptions	(817,100)	(47,892,882)	(1,977,007)	(87,536,784)
Net increase	1,093,722	66,594,109	1,728,794	76,670,580
Total net increase (decrease)	(198,685)	3,477,798	5,150,329	224,777,413
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Technology Growth Fund | Semiannual Report 2021

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Columbia Global Technology Growth Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2021 (Unaudited)	$52.81	(0.15)	8.31	8.16	(0.53)	(0.53)
Year Ended 8/31/2020	$35.69	(0.14)	17.76	17.62	(0.50)	(0.50)
Year Ended 8/31/2019	$36.28	(0.05)	1.10	1.05	(1.64)	(1.64)
Year Ended 8/31/2018	$28.59	(0.11)	8.86	8.75	(1.06)	(1.06)
Year Ended 8/31/2017	$21.19	(0.08)	7.56	7.48	(0.08)	(0.08)
Year Ended 8/31/2016	$18.36	(0.04)	3.22	3.18	(0.35)	(0.35)
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$55.95	(0.08)	8.80	8.72	(0.60)	(0.60)
Year Ended 8/31/2020	$37.69	(0.04)	18.80	18.76	(0.50)	(0.50)
Year Ended 8/31/2019	$38.21	0.04	1.16	1.20	(1.72)	(1.72)
Year Ended 8/31/2018	$30.05	(0.02)	9.31	9.29	(1.13)	(1.13)
Year Ended 8/31/2017	$22.21	(0.02)	7.94	7.92	(0.08)	(0.08)
Year Ended 8/31/2016	$19.19	0.01	3.36	3.37	(0.35)	(0.35)
Class C
Six Months Ended 2/28/2021 (Unaudited)	$46.75	(0.31)	7.34	7.03	(0.53)	(0.53)
Year Ended 8/31/2020	$31.88	(0.40)	15.77	15.37	(0.50)	(0.50)
Year Ended 8/31/2019	$32.54	(0.27)	0.99	0.72	(1.38)	(1.38)
Year Ended 8/31/2018	$25.78	(0.32)	7.97	7.65	(0.89)	(0.89)
Year Ended 8/31/2017	$19.26	(0.24)	6.84	6.60	(0.08)	(0.08)
Year Ended 8/31/2016	$16.84	(0.17)	2.94	2.77	(0.35)	(0.35)
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$55.18	(0.08)	8.68	8.60	(0.60)	(0.60)
Year Ended 8/31/2020	$37.17	(0.04)	18.55	18.51	(0.50)	(0.50)
Year Ended 8/31/2019	$37.72	0.03	1.15	1.18	(1.73)	(1.73)
Year Ended 8/31/2018	$29.68	(0.03)	9.20	9.17	(1.13)	(1.13)
Year Ended 8/31/2017	$21.94	(0.02)	7.84	7.82	(0.08)	(0.08)
Year Ended 8/31/2016	$18.95	0.01	3.33	3.34	(0.35)	(0.35)
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$56.36	(0.07)	8.88	8.81	(0.63)	(0.63)
Year Ended 8/31/2020	$37.94	(0.01)	18.93	18.92	(0.50)	(0.50)
Year Ended 8/31/2019	$38.45	0.06	1.18	1.24	(1.75)	(1.75)
Year Ended 8/31/2018	$30.23	(0.00)(e)	9.37	9.37	(1.15)	(1.15)
Year Ended 8/31/2017	$22.33	0.01	7.97	7.98	(0.08)	(0.08)
Year Ended 8/31/2016	$19.26	0.03	3.39	3.42	(0.35)	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Technology Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2021 (Unaudited)	$60.44	15.52%	1.19%(c)	1.19%(c),(d)	(0.53%)(c)	11%	$653,496
Year Ended 8/31/2020	$52.81	49.88%	1.22%	1.22%(d)	(0.35%)	12%	$542,684
Year Ended 8/31/2019	$35.69	4.08%	1.24%	1.24%	(0.16%)	40%	$333,217
Year Ended 8/31/2018	$36.28	31.32%	1.25%	1.25%(d)	(0.33%)	28%	$372,730
Year Ended 8/31/2017	$28.59	35.41%	1.32%	1.32%(d)	(0.33%)	40%	$228,598
Year Ended 8/31/2016	$21.19	17.52%	1.36%	1.36%(d)	(0.21%)	55%	$165,271
Advisor Class
Six Months Ended 2/28/2021 (Unaudited)	$64.07	15.66%	0.93%(c)	0.93%(c),(d)	(0.29%)(c)	11%	$140,608
Year Ended 8/31/2020	$55.95	50.26%	0.97%	0.97%(d)	(0.10%)	12%	$228,489
Year Ended 8/31/2019	$37.69	4.33%	0.99%	0.99%	0.11%	40%	$135,472
Year Ended 8/31/2018	$38.21	31.65%	1.01%	1.01%(d)	(0.05%)	28%	$104,061
Year Ended 8/31/2017	$30.05	35.77%	1.07%	1.07%(d)	(0.06%)	40%	$13,629
Year Ended 8/31/2016	$22.21	17.76%	1.11%	1.11%(d)	0.07%	55%	$7,235
Class C
Six Months Ended 2/28/2021 (Unaudited)	$53.25	15.11%	1.93%(c)	1.93%(c),(d)	(1.28%)(c)	11%	$228,632
Year Ended 8/31/2020	$46.75	48.77%	1.97%	1.97%(d)	(1.10%)	12%	$207,808
Year Ended 8/31/2019	$31.88	3.31%	1.99%	1.99%	(0.90%)	40%	$139,366
Year Ended 8/31/2018	$32.54	30.31%	2.00%	2.00%(d)	(1.08%)	28%	$139,590
Year Ended 8/31/2017	$25.78	34.39%	2.07%	2.07%(d)	(1.08%)	40%	$92,158
Year Ended 8/31/2016	$19.26	16.65%	2.12%	2.12%(d)	(0.97%)	55%	$60,684
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$63.18	15.66%	0.94%(c)	0.94%(c),(d)	(0.28%)(c)	11%	$1,323,163
Year Ended 8/31/2020	$55.18	50.29%	0.97%	0.97%(d)	(0.10%)	12%	$1,143,613
Year Ended 8/31/2019	$37.17	4.32%	0.99%	0.99%	0.09%	40%	$693,232
Year Ended 8/31/2018	$37.72	31.64%	1.00%	1.00%(d)	(0.09%)	28%	$686,134
Year Ended 8/31/2017	$29.68	35.75%	1.07%	1.07%(d)	(0.08%)	40%	$398,021
Year Ended 8/31/2016	$21.94	17.82%	1.11%	1.11%(d)	0.04%	55%	$233,750
Institutional 2 Class
Six Months Ended 2/28/2021 (Unaudited)	$64.54	15.71%	0.88%(c)	0.88%(c)	(0.22%)(c)	11%	$210,900
Year Ended 8/31/2020	$56.36	50.35%	0.90%	0.90%	(0.03%)	12%	$184,262
Year Ended 8/31/2019	$37.94	4.42%	0.92%	0.92%	0.17%	40%	$130,115
Year Ended 8/31/2018	$38.45	31.73%	0.93%	0.93%	(0.00%)(e)	28%	$101,134
Year Ended 8/31/2017	$30.23	35.84%	0.98%	0.98%	0.02%	40%	$45,747
Year Ended 8/31/2016	$22.33	17.95%	0.98%	0.98%	0.16%	55%	$18,492
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$56.55	(0.05)	8.91	8.86	(0.66)	(0.66)
Year Ended 8/31/2020	$38.04	0.01	19.00	19.01	(0.50)	(0.50)
Year Ended 8/31/2019	$38.55	0.08	1.18	1.26	(1.77)	(1.77)
Year Ended 8/31/2018	$30.31	0.01	9.39	9.40	(1.16)	(1.16)
Year Ended 8/31/2017	$22.37	0.03	7.99	8.02	(0.08)	(0.08)
Year Ended 8/31/2016(f)	$19.26	0.04	3.07	3.11	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Institutional 3 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Technology Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$64.75	15.73%	0.83%(c)	0.83%(c)	(0.17%)(c)	11%	$357,623
Year Ended 8/31/2020	$56.55	50.46%	0.85%	0.85%	0.02%	12%	$250,485
Year Ended 8/31/2019	$38.04	4.47%	0.87%	0.87%	0.22%	40%	$102,746
Year Ended 8/31/2018	$38.55	31.77%	0.88%	0.88%	0.03%	28%	$64,995
Year Ended 8/31/2017	$30.31	35.96%	0.93%	0.93%	0.10%	40%	$40,899
Year Ended 8/31/2016(f)	$22.37	16.15%	0.94%(c)	0.94%(c)	0.33%(c)	55%	$675
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2021	19

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Columbia Global Technology Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia Global Technology Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Global Technology Growth Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.77% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.80% of the Fund’s average daily net assets.
22	Columbia Global Technology Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2021, these minimum account balance fees reduced total expenses of the Fund by $100.
Columbia Global Technology Growth Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	822,789
Class C	—	1.00(b)	3,694

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2021 through December 31, 2021	Prior to January 1, 2021
Class A	1.38%	1.38%
Advisor Class	1.13	1.13
Class C	2.13	2.13
Institutional Class	1.13	1.13
Institutional 2 Class	1.07	1.06
Institutional 3 Class	1.02	1.01
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or
24	Columbia Global Technology Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,231,305,000	1,682,528,000	(4,614,000)	1,677,914,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2020 as arising on September 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
—	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $284,820,965 and $306,786,442, respectively, for the six months ended February 28, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Global Technology Growth Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	900,000	0.73	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the
26	Columbia Global Technology Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At February 28, 2021, two unaffiliated shareholders of record owned 26.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 17.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia Global Technology Growth Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Global Technology Growth Fund | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Global Technology Growth Fund | Semiannual Report 2021	29

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Columbia Global Technology Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR234_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Multi-Manager Total Return Bond Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Total Return Bond Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Total Return Bond Strategies Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of capital appreciation and current income.
Portfolio management
Loomis, Sayles & Company, L.P.
Christopher Harms
Clifton Rowe, CFA
Daniel Conklin, CFA
PGIM, Inc.
Michael Collins, CFA
Robert Tipp, CFA
Richard Piccirillo
Gregory Peters
TCW Investment Management Company LLC
Stephen Kane, CFA
Laird Landmann
Tad Rivelle
Bryan Whalen, CFA
Voya Investment Management Co. LLC
Matthew Toms, CFA
Randall Parrish, CFA
David Goodson
Average annual total returns (%) (for the period ended February 28, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class*	01/03/17	-0.75	2.22	3.99	3.29
Institutional 3 Class*	12/18/19	-0.65	2.32	3.99	3.29
Bloomberg Barclays U.S. Aggregate Bond Index		-1.55	1.38	3.55	3.07
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Class A shares for the period from April 20, 2012 (the inception date of the Fund) through January 2, 2017, and for Institutional 3 Class shares, include the returns of the Fund’s Institutional Class shares for the period from January 3, 2017 through the inception date of the class. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2021)
Asset-Backed Securities — Non-Agency	10.9
Commercial Mortgage-Backed Securities - Agency	0.7
Commercial Mortgage-Backed Securities - Non-Agency	5.1
Common Stocks	0.0(a)
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	30.1
Foreign Government Obligations	2.5
Money Market Funds	9.7
Municipal Bonds	0.5
Residential Mortgage-Backed Securities - Agency	17.0
Residential Mortgage-Backed Securities - Non-Agency	4.8
Senior Loans	0.5
Treasury Bills	1.7
U.S. Government & Agency Obligations	0.2
U.S. Treasury Obligations	16.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at February 28, 2021)
AAA rating	53.3
AA rating	3.6
A rating	10.7
BBB rating	19.8
BB rating	5.5
B rating	2.9
CCC rating	0.9
CC rating	0.2
C rating	0.0(a)
D rating	0.0(a)
Not rated	3.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2021)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	351.1	(245.4)	105.7
Foreign Currency Derivative Contracts	—	(5.7)	(5.7)
Total Notional Market Value of Derivative Contracts	351.1	(251.1)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	992.50	1,022.12	2.39	2.43	0.49
Institutional 3 Class	1,000.00	1,000.00	993.50	1,022.26	2.25	2.28	0.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
6	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class A
3-month USD LIBOR + 1.380% Floor 1.380% 10/15/2031	1.605%	2,000,000	2,004,830
Allegany Park CLO Ltd.(a),(b)
Series 2019-1A Class A
3-month USD LIBOR + 1.330% Floor 1.330% 01/20/2033	1.554%	3,870,000	3,878,038
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	1.341%	7,500,000	7,502,377
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	3,060,000	3,120,084
Subordinated Series 2020-2 Class B
09/13/2024	2.480%	850,000	868,356
Subordinated Series 2020-4 Class C
12/14/2026	1.310%	2,830,000	2,855,795
Subordinated Series 2021-1 Class B
03/13/2025	0.610%	85,000	85,100
AmeriCredit Automobile Receivables Trust
Series 2019-2 Class B
07/18/2024	2.540%	6,060,000	6,177,555
Series 2020-1 Class D
12/18/2025	1.800%	950,000	961,686
Series 2020-2 Class D
03/18/2026	2.130%	500,000	515,879
Subordinated Series 2017-1 Class D
01/18/2023	3.130%	1,755,000	1,780,571
Subordinated Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,386,425
Subordinated Series 2019-3 Class C
07/18/2025	2.320%	1,650,000	1,697,278
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,513,976
Subordinated Series 2020-2 Class B
02/18/2026	0.970%	540,000	545,052
Subordinated Series 2020-3 Class C
08/18/2026	1.060%	1,385,000	1,398,650
AMMC CLO Ltd.(a),(b)
Series 2020-23A Class A1L
3-month USD LIBOR + 1.400% 10/17/2031	1.635%	6,400,000	6,413,594
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	1.475%	5,250,000	5,255,176
Series 2016-9A Class AR
3-month USD LIBOR + 1.370% 07/15/2032	1.611%	13,000,000	13,012,948
Series 2019-11A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 07/22/2032	1.606%	11,000,000	11,013,739
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	1.284%	6,400,000	6,400,262
Apidos CLO XXIV(a),(b),(c)
Series 2016-24A
3-month USD LIBOR + 2.050% Floor 2.050% 10/20/2030	2.600%	2,900,000	2,900,000
Apidos CLO XXXII(a),(b)
Series 2019-32A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/20/2033	1.544%	3,000,000	3,006,501
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 07/24/2031	1.918%	1,450,000	1,453,906
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class A2I
06/07/2049	4.194%	1,047,375	1,064,677
Series 2019-1A Class AII
06/07/2049	4.723%	498,750	505,588
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	1,896,335	1,903,485
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	1.521%	2,250,000	2,246,855
Atlas Senior Loan Fund Ltd.(a),(b)
Series 2017-8A Class A
3-month USD LIBOR + 1.300% 01/16/2030	1.523%	5,250,000	5,250,194
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	1.052%	14,241,703	14,230,936
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 11/21/2030	1.398%	2,500,000	2,500,188
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	6,700,000	6,782,115
Series 2017-2A Class A
03/20/2024	2.970%	750,000	783,343
Series 2020-1A Class A
08/20/2026	2.330%	115,000	120,119
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,649,317
Bain Capital Credit CLO Ltd.(a),(b)
Series 2019-3A Class A
3-month USD LIBOR + 1.340% Floor 1.340% 10/21/2032	1.564%	20,000,000	20,064,160
Ballyrock CLO Ltd.(a),(b)
Series 2019-1A Class A1
3-month USD LIBOR + 1.360% 07/15/2032	1.601%	15,000,000	15,012,630
Series 2020-2A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2031	1.529%	26,500,000	26,567,177
Bardot CLO Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.650% Floor 1.650% 10/22/2032	1.872%	5,000,000	5,015,420
Barings CLO Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 1.400% 10/15/2032	1.630%	3,000,000	3,006,690
Series 2020-2A Class A1
3-month USD LIBOR + 1.290% Floor 1.290% 10/15/2033	3.000%	10,000,000	10,017,150
Series 2020-4A Class A
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	1.444%	6,500,000	6,505,817
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benefit Street Partners CLO X Ltd.(a),(b),(c)
Series 2016-10A Class BRR
3-month USD LIBOR + 2.150% Floor 2.150% 04/20/2034	2.250%	2,810,000	2,810,584
Benefit Street Partners CLO XIX Ltd.(a),(b)
Series 2019-19A Class A
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2033	1.591%	4,500,000	4,511,718
Benefit Street Partners CLO XVIII Ltd.(a),(b)
Series 2019-18A Class A
3-month USD LIBOR + 1.340% 10/15/2032	1.581%	5,500,000	5,507,700
Benefit Street Partners CLO XXI Ltd.(a),(b)
Series 2020-21A Class A1
3-month USD LIBOR + 1.700% Floor 1.700% 07/15/2031	1.957%	10,000,000	10,042,080
Betony CLO 2 Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.080% 04/30/2031	1.285%	3,000,000	3,000,465
BlueMountain CLO Ltd.(a),(b)
Series 2012-2A Class AR2
3-month USD LIBOR + 1.050% Floor 1.050% 11/20/2028	1.232%	5,427,760	5,430,002
Series 2016-2A Class A1R
3-month USD LIBOR + 1.310% Floor 1.310% 08/20/2032	1.534%	7,000,000	7,006,426
BlueMountain CLO XXVIII Ltd.(a),(b),(c)
Series 2021-28A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/15/2034	3.000%	1,300,000	1,300,391
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,600,000	1,658,904
Broad River BSL Funding CLO(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.850% Floor 1.850% 04/20/2029	2.074%	2,090,000	2,092,169
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.364%	2,231,000	2,232,602

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	1.341%	3,975,454	3,975,494
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	1.263%	21,572,361	21,577,323
Carmax Auto Owner Trust
Series 2019-2 Class C
02/18/2025	3.160%	3,270,000	3,430,251
CBAM Ltd.(a),(b)
Series 2019-11A Class A1
3-month USD LIBOR + 1.360% Floor 1.360% 10/20/2032	1.584%	10,000,000	10,016,260
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	0.848%	676,357	672,168
CIFC Funding IV Ltd.(a),(b),(c)
Series 2015-4A Class BR2
3-month USD LIBOR + 1.900% Floor 1.900% 04/20/2034	2.300%	6,300,000	6,300,000
CIFC Funding Ltd.(a),(b)
Series 2015-3A Class AR
3-month USD LIBOR + 0.870% 04/19/2029	1.093%	6,000,000	6,001,632
Series 2017-5A Class A1
3-month USD LIBOR + 1.180% 11/16/2030	1.403%	3,000,000	3,001,506
Series 2018-1A Class A
3-month USD LIBOR + 1.000% 04/18/2031	1.223%	5,000,000	4,996,410
Series 2018-2A Class A1
3-month USD LIBOR + 1.040% 04/20/2031	1.264%	12,000,000	12,000,504
Series 2019-6A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 01/16/2033	1.553%	2,900,000	2,906,769
Series 2019-6A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/16/2033	1.973%	2,000,000	2,010,054
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	0.551%	580,045	534,644
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2037	1.468%	4,876,728	4,902,796
CNH Equipment Trust
Series 2020-A Class A3
06/16/2025	1.160%	5,200,000	5,248,411
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	384,706	390,541
Series 2020-AGS Class A
08/25/2050	1.980%	2,297,233	2,318,235
CPS Auto Receivables Trust(a)
Series 2018-A Class C
12/15/2023	3.050%	137,924	138,257
Credit Acceptance Auto Loan Trust(a)
Series 2018-2A Class A
05/17/2027	3.470%	67,075	67,240
Series 2019-3A Class A
11/15/2028	2.380%	3,925,000	4,015,710
Series 2020-2A Class A
07/16/2029	1.370%	2,305,000	2,336,088
Series 2020-3A Class B
12/17/2029	1.770%	2,105,000	2,139,107
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,212,500	1,284,535
Series 2019-1A Class A23
05/20/2049	4.352%	1,182,000	1,273,342
Series 2019-1A Class A2II
05/20/2049	4.021%	640,250	677,311
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	1,711,339	1,761,277
Domino’s Pizza Master Issuer LLC(a)
Series 2017-1A Class A2II
07/25/2047	3.082%	1,067,000	1,071,215
Series 2018-1A Class A2I
07/25/2048	4.116%	1,466,250	1,539,870
Drive Auto Receivables Trust
Series 2019-3 Class B
02/15/2024	2.650%	4,010,000	4,044,812
Subordinated Series 2020-2 Class B
03/17/2025	1.420%	2,200,000	2,227,765
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,764,000	1,864,829

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 07/15/2030	1.441%	4,000,000	4,000,000
Series 2020-78A Class A
3-month USD LIBOR + 1.180% Floor 1.180% 04/17/2033	1.403%	5,000,000	5,004,565
Dryden CLO Ltd.(a),(b),(c)
Series 2019-75A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 04/15/2034	1.540%	4,000,000	4,000,432
Series 2019-75A Class CR2
3-month USD LIBOR + 1.800% Floor 1.800% 04/15/2034	1.840%	5,000,000	5,000,540
Dryden Senior Loan Fund(a),(b)
Series 2017-49A Class A
3-month USD LIBOR + 1.210% 07/18/2030	1.433%	3,150,000	3,150,488
DT Auto Owner Trust(a)
Series 2018-2A Class C
03/15/2024	3.670%	336,928	337,364
Series 2019-2A Class C
02/18/2025	3.180%	2,250,000	2,290,309
Series 2020-2A Class C
03/16/2026	3.280%	1,055,000	1,105,024
Series 2021-1A Class B
09/15/2025	0.620%	60,000	60,063
Subordinated Series 2019-1A Class C
11/15/2024	3.610%	2,490,000	2,525,592
Earnest Student Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 1.400% Floor 1.400% 01/25/2041	1.518%	96,987	96,139
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.918%	4,479,808	4,511,281
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% Floor 0.650% 04/25/2035	0.868%	1,394,964	1,396,284
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	1.468%	2,119,540	2,152,369
Elevation CLO Ltd.(a),(b)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	1.471%	4,000,000	4,000,572
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	1.461%	4,750,000	4,750,047
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	1,580,690	1,625,832
Series 2019-A Class B
03/25/2044	2.940%	911,006	904,442
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	1.894%	18,782,943	18,685,722
Elmwood CLO VII Ltd.(a),(b)
Series 2020-4A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/17/2034	1.539%	2,000,000	2,006,404
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class B
05/15/2023	3.060%	225,179	225,816
Series 2020-1A Class B
04/15/2024	2.260%	1,190,000	1,202,365
Series 2020-2A Class A
08/15/2023	1.130%	1,563,637	1,567,312
Series 2020-2A Class C
05/15/2025	3.280%	1,400,000	1,458,945
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class C
07/15/2025	1.320%	4,900,000	4,966,236
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	400,000	406,903
Subordinated Series 2021-1A Class B
02/18/2025	0.500%	1,960,000	1,956,817
Flagship Credit Auto Trust(a)
Series 2020-2 Class C
04/15/2026	3.800%	235,000	249,176
Subordinated Series 2018-2 Class B
05/15/2023	3.560%	3,391,840	3,418,062

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-4 Class B
10/16/2023	3.880%	1,600,000	1,633,089
Subordinated Series 2020-1 Class B
02/17/2025	2.050%	1,445,000	1,483,408
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	585,000	590,640
Ford Credit Auto Owner Trust(a)
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	7,287,880
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,721,809
Ford Credit Floorplan Master Owner Trust
Series 2018-4 Class A
11/15/2030	4.060%	5,100,000	5,913,977
Galaxy XV CLO Ltd.(a),(b)
Series 2013-15A Class AR
3-month USD LIBOR + 1.200% 10/15/2030	1.441%	2,225,000	2,224,998
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,310,292	1,321,670
GLS Auto Receivables Issuer Trust(a)
Series 2019-2A Class A
04/17/2023	3.060%	405,485	407,417
Subordinated Series 2018-3A Class B
08/15/2023	3.780%	2,750,772	2,790,838
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	1,890,000	1,933,116
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	1,540,000	1,547,440
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	940,000	954,683
GMF Floorplan Owner Revolving Trust(a)
Series 2020-1 Class A
08/15/2025	0.680%	1,115,000	1,122,246
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	0.638%	738,732	691,992
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	1.251%	15,000,000	15,016,230
Greywolf CLO II Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	1.471%	15,500,000	15,502,619
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month USD LIBOR + 1.290% Floor 1.290% 04/15/2033	1.512%	6,500,000	6,511,245
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/20/2031	1.404%	6,250,000	6,250,625
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	1,262,448	1,265,717
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,797,786	2,000,882
Series 2014-2A Class A
01/17/2073	3.610%	2,273,241	2,445,967
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month USD LIBOR + 1.030% 04/25/2031	1.248%	7,232,319	7,230,872
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	1,176,684	1,242,425
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A1
3-month USD LIBOR + 1.380% Floor 1.380% 01/20/2033	1.604%	7,000,000	7,018,970
Series 2019-6A Class A2
3-month USD LIBOR + 1.850% Floor 1.850% 01/20/2033	2.074%	1,500,000	1,508,942
Series 2020-7A Class A1
3-month USD LIBOR + 1.200% 04/17/2033	1.423%	5,000,000	5,005,710
Kayne Ltd.(a),(b),(c)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% 07/15/2031	2.100%	1,820,000	1,820,000
Series 2021-10A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/23/2034	2.000%	1,600,000	1,600,501
KKR CLO Ltd.(a),(b)
Series 2030A Class A1
3-month USD LIBOR + 1.500% Floor 1.500% 10/17/2031	1.736%	9,000,000	9,024,885

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2032A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/15/2032	1.500%	17,000,000	17,027,404
KVK CLO Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.930% 05/20/2029	1.112%	12,681,162	12,686,400
LCM XIII LP(a),(b)
Series 2013A Class ARR
3-month USD LIBOR + 1.140% 07/19/2027	1.363%	5,500,000	5,500,616
LCM XXIV Ltd.(a),(b)
Series 2024A Class A
3-month USD LIBOR + 1.310% Floor 1.310% 03/20/2030	1.534%	4,750,000	4,750,000
LCM XXIV Ltd.(a),(b),(c)
Series 2024A Class AR
3-month USD LIBOR + 0.980% Floor 0.980% 03/20/2030	1.500%	4,750,000	4,751,002
LCM XXV Ltd.(a),(b)
Series 2025A Class A
3-month USD LIBOR + 1.210% 07/20/2030	1.434%	1,643,000	1,643,260
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	684,992
Lendmark Funding Trust(a)
Series 2018-1A Class A
12/21/2026	3.810%	6,100,000	6,159,373
Series 2018-2A Class A
04/20/2027	4.230%	900,000	920,653
Series 2019-1A Class A
12/20/2027	3.000%	3,800,000	3,894,389
Series 2019-2A Class A
04/20/2028	2.780%	2,000,000	2,046,366
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month USD LIBOR + 2.800% Floor 2.800% 10/16/2023	2.912%	1,300,000	1,295,943
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,951,667	2,000,588
Madison Park Funding XIX Ltd.(a),(b)
Series 2015-19A Class B1R2
3-month USD LIBOR + 1.850% Floor 1.850% 01/22/2028	2.072%	3,000,000	3,001,536
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	3.000%	6,500,000	6,502,561
Series 2021-48A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/19/2033	3.000%	1,520,000	1,520,599
Madison Park Funding XXI Ltd.(a),(b)
Series 2019-21A Class A1AR
3-month USD LIBOR + 1.350% Floor 1.350% 10/15/2032	1.591%	3,500,000	3,505,792
Magnetite CLO Ltd.(a),(b)
Series 2020-26A Class A
3-month USD LIBOR + 1.750% 07/15/2030	1.991%	2,700,000	2,707,363
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	1.324%	1,050,000	1,051,325
Marathon CLO Ltd.(a),(b)
Series 2020-15A Class A1S
3-month USD LIBOR + 1.700% 11/15/2031	1.932%	20,500,000	20,921,972
Marble Point CLO XIV Ltd.(a),(b)
Series 2018-2A Class A1R
3-month USD LIBOR + 1.280% Floor 1.280% 01/20/2032	1.504%	3,490,000	3,490,499
Mariner CLO 5 Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% Floor 1.110% 04/25/2031	1.328%	5,500,000	5,500,192
Mariner Finance Issuance Trust(a)
Series 2019-AA Class A
07/20/2032	2.960%	1,300,000	1,323,739
Series 2020-AA Class A
08/21/2034	2.190%	1,000,000	1,018,307
Marlette Funding Trust(a)
Series 2019-3A Class B
09/17/2029	3.070%	2,050,000	2,085,844
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	1,000,000	1,030,124
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	2,847,279	2,922,891

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	725,488	709,716
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	1.832%	6,600,000	6,589,955
MidOcean Credit CLO X(a),(b)
Series 2019-10A Class A1
3-month USD LIBOR + 1.390% Floor 1.390% 10/23/2032	1.608%	19,000,000	19,018,886
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	851,155	909,227
Mid-State Trust VII
Series 7 Class A (AMBAC)
12/15/2036	6.340%	772,219	814,155
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	1,486,337	1,591,571
Series 2019-2GS Class A
07/20/2043	3.690%	1,548,851	1,621,675
Mosaic Solar Loan Trust(a)
Series 2019-1A Class A
12/21/2043	4.370%	1,708,205	1,823,284
Series 2020-2A Class A
08/20/2046	1.440%	3,255,333	3,201,362
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	2,015,525	2,118,547
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	890,474	957,790
Mountain View CLO LLC(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.210% 01/16/2031	1.433%	6,500,000	6,501,924
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	2,280,000	2,328,192
Series 2020-DA Class A
05/15/2069	1.690%	1,966,158	1,989,759
Series 2020-FA Class A
07/15/2069	1.220%	1,833,245	1,847,351
Series 2020-GA Class A
09/16/2069	1.170%	3,468,572	3,481,270
Series 2020-HA Class A
01/15/2069	1.310%	1,859,556	1,872,035
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-A Class A
05/15/2069	0.840%	1,700,000	1,698,858
Navient Student Loan Trust(b)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.750%	4,997,190	4,938,448
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.750%	2,208,190	2,162,376
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.068%	4,210,000	4,238,993
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month USD LIBOR + 2.000% Floor 2.000% 04/22/2029	2.222%	2,000,000	2,000,992
Neuberger Berman CLO XVI-S Ltd.(a),(b)
Series 2017-16SA Class A
3-month USD LIBOR + 0.850% 01/15/2028	1.091%	5,674,271	5,674,271
Neuberger Berman Loan Advisers CLO 33 Ltd.(a),(b)
Series 2019-33A Class C
3-month USD LIBOR + 2.450% 10/16/2032	2.680%	2,000,000	2,009,006
Neuberger Berman Loan Advisers CLO Ltd.(a),(b),(c)
Series 2021-40A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2033	3.000%	4,650,000	4,651,418
NextGear Floorplan Master Owner Trust(a)
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	2,515,000	2,564,527
Ocean Trails CLO(a),(b)
Series 2020-8A Class A1
3-month USD LIBOR + 1.950% Floor 1.950% 07/15/2029	2.191%	5,000,000	5,012,270
OCP CLO Ltd.(a),(b)
Series 2020-18A Class C
3-month USD LIBOR + 2.920% 04/20/2030	3.138%	500,000	500,788
Series 2020-19A Class A1
3-month USD LIBOR + 1.750% Floor 1.750% 07/20/2031	1.974%	1,000,000	1,003,025

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.950% 03/17/2030	3.000%	3,550,000	3,550,252
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class A
3-month USD LIBOR + 1.500% Floor 1.500% 10/20/2031	1.732%	4,000,000	4,010,896
OHA Credit Funding Ltd.(a),(b),(c)
Series 2021-8A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 01/18/2034	1.475%	1,350,000	1,350,412
OHA Credit Partners VII Ltd.(a),(b),(c)
Series 2012-7A Class CR3
3-month USD LIBOR + 1.800% Floor 1.800% 02/20/2034	1.900%	5,000,000	5,000,540
OHA Loan Funding Ltd.(a),(b)
Subordinated Series 2019-1A Class A1R2
3-month USD LIBOR + 1.340% Floor 1.340% 11/15/2032	1.534%	4,500,000	4,519,881
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	7,513,570
Subordinated Series 2018-1A Class B
04/14/2025	3.710%	11,400,000	11,598,270
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,609,437
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	13,075,000	13,166,958
Series 2020-2A Class A
09/14/2035	1.750%	3,300,000	3,346,397
Subordinated Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	1,005,651
Subordinated Series 2017-1A Class C
09/14/2032	3.350%	800,000	800,501
Oscar US Funding XII LLC(a),(d)
Series 2021-1A Class A4
04/10/2028	1.000%	2,050,000	2,038,469
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	1.472%	13,736,345	13,736,509
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	1.353%	8,000,000	8,001,128
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class B
3-month USD LIBOR + 2.250% Floor 2.250% 04/20/2028	2.474%	2,250,000	2,251,800
Palmer Square Ltd.(a),(b)
Series 2015-2A Class A1R2
3-month USD LIBOR + 1.100% 07/20/2030	1.324%	1,250,000	1,250,015
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 1.240% Floor 1.240% 02/14/2034	1.438%	5,000,000	5,003,920
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,939,325	3,856,027
PPM CLO Ltd.(a),(b)
Series 2020-4A Class A1
3-month USD LIBOR + 1.420% Floor 1.420% 10/18/2031	1.617%	11,500,000	11,534,592
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,481,250	1,509,734
Santander Consumer Auto Receivables Trust(a)
Series 2020-AA Class C
02/17/2026	3.710%	1,310,000	1,402,817
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
10/15/2025	2.490%	850,000	865,477
Series 2020-2 Class B
11/15/2024	0.960%	1,090,000	1,097,121
Series 2020-2 Class D
09/15/2026	2.220%	700,000	724,293
Series 2020-3 Class C
01/15/2026	1.120%	2,500,000	2,524,840
Subordinated Series 2018-2 Class D
02/15/2024	3.880%	2,060,000	2,120,820
Subordinated Series 2018-5 Class C
12/16/2024	3.810%	2,578,414	2,599,983
Subordinated Series 2019-2 Class C
10/15/2024	2.900%	3,320,000	3,391,708
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	1,750,000	1,825,388

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-3 Class D
10/15/2025	2.680%	2,200,000	2,275,953
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	2,300,000	2,372,106
Subordinated Series 2020-2 Class C
09/15/2025	1.460%	2,250,000	2,286,284
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	2,900,000	2,948,896
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	2,425,000	2,448,633
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	1,800,000	1,822,505
Santander Retail Auto Lease Trust(a)
Series 2019-A Class B
05/22/2023	3.010%	1,500,000	1,531,779
Shackleton VII CLO Ltd.(a),(b)
Series 2015-7RA Class A1
3-month USD LIBOR + 1.170% 07/15/2031	1.411%	10,250,000	10,251,189
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% 05/07/2031	1.293%	11,000,000	11,000,836
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	290,618	295,341
Sixth Street CLO XVI Ltd.(a),(b)
Series 2020-16A Class A1A
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2032	1.513%	25,250,000	25,289,264
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	1,791,971	1,805,656
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	0.965%	3,370,636	3,288,257
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	1.415%	1,165,000	1,040,232
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	1.418%	1,165,000	1,085,794
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	2.068%	1,165,000	1,150,546
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	2.068%	4,060,000	3,982,193
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.318%	4,923,321	4,906,530
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.068%	1,165,000	1,143,084
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.068%	1,165,000	1,158,731
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	2.468%	1,165,000	1,179,561
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	2.468%	1,165,000	1,176,388
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	0.830%	5,651,161	5,478,429
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	0.780%	2,747,078	2,774,546
SMB Private Education Loan Trust(a)
Series 2020-PTA Class A2A
09/15/2054	1.600%	4,000,000	4,046,714
SoFi Consumer Loan Program LLC(a)
Series 2017-3 Class B
05/25/2026	3.850%	2,800,000	2,841,305
SoFi Consumer Loan Program LLC(a),(e)
Subordinated Series 2017-4 Class B
05/26/2026	3.590%	1,325,000	1,344,430
SoFi Consumer Loan Program Trust(a)
Series 2019-4 Class C
08/25/2028	2.840%	1,200,000	1,221,229
Subordinated Series 2019-1 Class D
02/25/2028	4.420%	4,000,000	4,129,276
Subordinated Series 2019-2 Class D
04/25/2028	4.200%	3,000,000	3,121,073
Subordinated Series 2019-4 Class D
08/25/2028	3.480%	350,000	357,552

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	547,351	554,301
Series 2016-C Class A2B
12/27/2032	2.360%	346,305	349,813
Series 2017-A Class A2B
03/26/2040	2.400%	305,785	308,482
Series 2017-D Class A2FX
09/25/2040	2.650%	754,065	773,452
Series 2017-E Class A2B
11/26/2040	2.720%	134,008	135,599
Series 2018-A Class A2B
02/25/2042	2.950%	264,219	269,416
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,569,416
Series 2019-C Class BFX
11/16/2048	3.050%	1,500,000	1,486,871
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,841,346
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,473,091
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.068%	100,248	100,326
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	2,139,197
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,881,000	1,933,556
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	1.285%	6,000,000	6,000,090
Sound Point CLO XIV Ltd.(a),(b)
Series 2016-3A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 01/23/2029	2.221%	5,700,000	5,700,422
Sound Point CLO XXV Ltd.(a),(b)
Series 2019-4A Class A1A
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2033	1.641%	1,490,000	1,493,610
Springleaf Funding Trust(a)
Series 2017-AA Class A
07/15/2030	2.680%	2,220,678	2,227,639
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017-AA Class B
07/15/2030	3.100%	600,000	605,933
Sunnova Sol II Issuer LLC(a),(d),(f)
Series 2020-2A Class A
11/01/2055	2.730%	2,982,967	2,997,882
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,894,819	2,095,514
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,703,940	1,770,417
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,591,544
TCI-Flatiron CLO Ltd.(a),(b),(c)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% Floor 1.750% 01/29/2032	1.850%	2,300,000	2,300,244
TCW CLO Ltd.(a),(b)
Series 2019-2A Class A1A
3-month USD LIBOR + 1.340% Cap 1.340% 10/20/2032	1.564%	8,000,000	8,013,528
TCW CLO Ltd.(a),(b),(c)
Series 2021-1A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 03/18/2034	2.250%	3,150,000	3,150,665
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	1.463%	12,889,377	12,889,518
Tesla Auto Lease Trust(a)
Series 2018-B Class C
10/20/2021	4.360%	1,800,000	1,826,566
THL Credit Wind River CLO Ltd.(b)
Series 2016-1A Class CR
3-month USD LIBOR + 2.100% 07/15/2028	2.341%	3,350,000	3,350,328
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% 07/20/2031	1.424%	6,750,000	6,750,574
TICP CLO I Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.300% 07/20/2027	1.524%	10,000,000	10,000,840
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	6,955,000	7,086,650

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tralee CLO VII Ltd(a),(b),(c)
Series 2021-7A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 04/25/2034	1.600%	9,250,000	9,250,000
Triton Container Finance VIII LLC(a),(c)
Series 2021-1A Class A
03/20/2046	1.860%	3,200,000	3,177,279
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month USD LIBOR + 2.300% 07/20/2030	2.000%	4,100,000	4,100,287
Venture XXVIII CLO Ltd.(a),(b)
Series 2017-28A Class A2
3-month USD LIBOR + 1.110% 07/20/2030	1.334%	1,000,000	1,000,056
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	1.451%	7,469,179	7,470,344
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.007% 01/20/2031	1.294%	10,000,000	9,993,370
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	0.388%	7,027,768	6,892,124
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	970,000	1,013,068
Series 2019-1A Class A2I
06/15/2049	3.783%	3,329,250	3,515,543
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class B
10/17/2022	3.260%	2,945,669	2,952,836
Series 2020-2A Class B
07/15/2025	1.320%	1,840,000	1,861,519
Series 2020-2A Class C
07/15/2025	2.010%	3,080,000	3,154,637
Subordinated Series 2019-2A Class B
07/15/2024	2.620%	6,300,000	6,371,235
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	1,395,000	1,411,540
Subordinated Series 2020-3A Class C
11/17/2025	1.240%	210,000	210,767
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	1,960,000	1,962,064
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
York CLO Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 1.500% Floor 1.500% 04/20/2032	1.669%	20,000,000	20,054,580
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month USD LIBOR + 1.090% 04/20/2032	1.314%	10,500,000	10,500,315
York CLO-6 Ltd.(a),(b)
Series 2019-1A Class A1
3-month USD LIBOR + 1.350% 07/22/2032	1.572%	7,000,000	7,005,348
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	1.531%	3,909,182	3,909,217
Zais CLO 8 Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	1.191%	5,318,793	5,281,960
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% 07/20/2031	1.424%	12,613,399	12,594,530
Total Asset-Backed Securities — Non-Agency (Cost $1,232,131,850)			1,244,623,498

Commercial Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp. Multifamily ML Certificates(e),(g)
Series 2021-ML08 Class XUS
07/25/2037	1.846%	7,961,000	1,464,028
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e),(g)
CMO Series K028 Class X1
02/25/2023	0.249%	115,609,835	484,093
CMO Series K055 Class X1
03/25/2026	1.360%	2,106,299	127,498
CMO Series K057 Class X1
07/25/2026	1.181%	2,434,649	134,044
CMO Series K059 Class X1
09/25/2026	0.311%	7,247,782	112,649
CMO Series K060 Class X1
10/25/2026	0.072%	26,330,350	134,501
CMO Series K152 Class X1
01/25/2031	0.956%	4,196,747	315,803
CMO Series K718 Class X1
01/25/2022	0.575%	20,093,629	57,315
Series K069 Class X1
09/25/2027	0.363%	38,594,212	890,546

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K091 Class X1
03/25/2029	0.559%	39,855,205	1,709,433
Series K095 Class X1
06/25/2029	0.948%	75,435,985	5,365,083
Series K106 Class X1
01/25/2030	1.355%	99,876,840	10,571,504
Series K108 Class X1
03/25/2030	1.690%	2,260,000	302,833
Series K-1516 Class X1
05/25/2035	1.512%	1,198,282	202,287
Series K-1517 Class X1
07/25/2035	1.334%	6,797,296	993,730
Series K728 Class X1
08/25/2024	0.412%	285,288,933	3,411,856
Series K729 Class X1
10/25/2024	0.357%	173,046,815	1,910,004
Series K735 Class X1
05/25/2026	0.957%	12,892,104	570,390
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	6,582,270
Series K074 Class A2
01/25/2028	3.600%	8,660,000	9,918,959
Series K155 Class A3
04/25/2033	3.750%	6,935,000	8,143,100
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	7,389,281
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,574,430
04/01/2040	2.455%	3,495,000	3,572,088
Federal National Mortgage Association(e),(g)
Series 2020-M43 Class X1
08/25/2034	2.137%	43,809,390	6,350,754
Government National Mortgage Association(e),(g)
CMO Series 2011-38 Class IO
04/16/2053	0.248%	3,479,124	57,162
CMO Series 2013-162 Class IO
09/16/2046	0.128%	36,701,137	410,543
CMO Series 2014-134 Class IA
01/16/2055	0.407%	18,006,790	260,454
CMO Series 2015-101 Class IO
03/16/2052	0.464%	6,285,268	164,762
CMO Series 2015-114
03/15/2057	0.698%	2,560,250	90,149
CMO Series 2015-120 Class IO
03/16/2057	0.739%	11,205,128	384,163
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-125 Class IB
01/16/2055	1.202%	38,759,540	1,627,432
CMO Series 2015-125 Class IO
07/16/2055	0.780%	25,481,435	795,574
CMO Series 2015-146 Class IC
07/16/2055	0.765%	22,153,103	701,744
CMO Series 2015-171 Class IO
11/16/2055	0.847%	7,321,932	311,697
CMO Series 2015-174 Class IO
11/16/2055	0.801%	25,703,963	989,602
CMO Series 2015-21 Class IO
07/16/2056	0.902%	6,832,912	279,215
CMO Series 2015-29 Class EI
09/16/2049	0.723%	14,276,915	477,136
CMO Series 2015-41 Class IO
09/16/2056	0.406%	2,919,621	73,508
CMO Series 2015-6 Class IO
02/16/2051	0.539%	7,103,916	169,357
CMO Series 2015-70 Class IO
12/16/2049	0.797%	9,775,351	323,104
CMO Series 2016-39 Class IO
01/16/2056	0.791%	5,681,296	243,320
Series 2014-101 Class IO
04/16/2056	0.754%	23,852,290	759,159
Series 2016-152 Class IO
08/15/2058	0.803%	15,663,550	858,569
Series 2017-168 Class IO
12/16/2059	0.607%	28,434,728	1,400,800
Series 2018-110 Class IA
11/16/2059	0.673%	34,834,940	1,760,014
Series 2018-2 Class IO
12/16/2059	0.742%	11,540,668	624,670
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.494%	374,916	374,551
Government National Mortgage Association(e)
Series 2003-88 Class Z
03/16/2046	5.521%	124,320	134,511
Total Commercial Mortgage-Backed Securities - Agency (Cost $97,387,878)			85,559,675

Commercial Mortgage-Backed Securities - Non-Agency 5.7%

Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1 Class A4
05/15/2053	2.495%	820,000	853,206

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Merrill Lynch Commercial Mortgage, Inc.(e),(g)
Series 2019-BN18 Class XA
05/15/2062	0.902%	60,198,719	3,783,255
BANK(e),(g)
Series 2017-BNK8 Class XA
11/15/2050	0.734%	32,275,453	1,314,266
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	2,085,774
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,134,177
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	867,606
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	681,607
BBCMS Mortgage Trust(e),(g)
Series 2018-C2 Class XA
12/15/2051	0.768%	61,598,457	3,184,184
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 1.840% 10/15/2037	2.252%	3,850,000	3,871,664
Subordinated Series 2020-BID Class D
1-month USD LIBOR + 4.630% Floor 4.380% 10/15/2037	4.742%	895,000	903,955
BBCMS Mortgage Trust(a),(e)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,278,130
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,205,055
Benchmark Mortgage Trust(e),(g)
03/15/2053	1.420%	25,385,456	2,336,579
Series 2019-B10 Class XA
03/15/2062	1.229%	29,974,136	2,354,456
Series 2020-B20 Class XA
10/15/2053	1.627%	14,595,188	1,613,173
Benchmark Mortgage Trust
Series 2018-B2 Class A4
02/15/2051	3.615%	16,000,000	17,736,123
Benchmark Mortgage Trust(e)
Subordinated Series 2018-B8 Class C
01/15/2052	4.874%	3,000,000	3,375,768
BMD2 Re-Remic Trust(a),(h)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,074,537
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class G
1-month USD LIBOR + 2.300% Floor 2.300% 10/15/2036	2.413%	2,710,245	2,711,088
Series 2019-XL Class J
1-month USD LIBOR + 2.650% Floor 2.650% 10/15/2036	2.763%	1,670,764	1,669,199
Series 2020-BXLP Class E
1-month USD LIBOR + 1.600% Floor 1.600% 12/15/2036	1.712%	1,496,966	1,496,516
Series 2020-BXLP Class F
1-month USD LIBOR + 2.000% Floor 2.000% 12/15/2036	2.112%	2,794,336	2,793,461
Series 2020-BXLP Class G
1-month USD LIBOR + 2.500% Floor 2.500% 12/15/2036	2.612%	6,586,649	6,585,323
Subordinated Series 2020-FOX Class F
1-month USD LIBOR + 4.250% Floor 4.250% 11/15/2032	4.362%	4,600,000	4,631,629
Subordinated Series 2020-VKNG Class E
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2037	2.212%	1,110,000	1,111,722
Subordinated Series 2021-IRON Class E
1-month USD LIBOR + 2.350% Floor 2.350% 02/15/2038	2.500%	4,000,000	3,999,998
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,194,289
BX Trust(a),(b)
Subordinated Series 2019-CALM Class E
1-month USD LIBOR + 2.000% Floor 2.000% 11/25/2032	2.107%	3,500,000	3,492,423
BXP Trust(a),(e)
Subordinated Series 2017-GM Class D
06/13/2039	3.425%	2,500,000	2,631,244
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,705,173
Cantor Commercial Real Estate Lending(e),(g)
Series 2019-CF2 Class XA
11/15/2052	1.238%	46,884,319	3,833,538

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cantor Commercial Real Estate Lending
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	16,989,206
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	17,780,603
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	10,515,664
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	21,763,154
CD Mortgage Trust(e),(g)
Series 2019-CD8 Class XA
08/15/2057	1.410%	47,037,016	4,525,709
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	6,392,506
CFCRE Commercial Mortgage Trust(e),(g)
Series 2016-C4 Class XA
05/10/2058	1.668%	60,161,720	4,090,810
CGDB Commercial Mortgage Trust(a),(b)
Series 2019-MOB Class E
1-month USD LIBOR + 2.000% Floor 2.000% 11/15/2036	2.107%	3,790,000	3,752,102
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	10,923,188
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	4,300,407
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	10,574,477
Series 2019-GC43 Class A4
11/10/2052	3.038%	2,050,000	2,213,630
Citigroup Commercial Mortgage Trust(a)
Series 2020-555 Class A
12/10/2041	2.647%	2,226,000	2,320,525
Subordinated Series 2016-C2 Class E
08/10/2049	4.594%	2,420,000	1,840,150
Citigroup Commercial Mortgage Trust(e)
Subordinated Series 2016-P5 Class C
10/10/2049	4.318%	2,610,000	2,796,427
Citigroup Commercial Mortgage Trust(a),(e)
Subordinated Series 2018-C6 Class D
11/10/2051	5.066%	1,240,000	1,211,576
CityLine Commercial Mortgage Trust(a),(e)
Subordinated Series 2016-CLNE Class B
11/10/2031	2.778%	3,600,000	3,669,794
Subordinated Series 2016-CLNE Class C
11/10/2031	2.778%	1,350,000	1,353,289
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,444,025
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,436,463	1,509,626
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class F
02/10/2037	3.633%	2,513,000	2,232,659
Subordinated Series 2013-CR10 Class E
08/10/2046	4.789%	1,220,000	1,107,036
Subordinated Series 2013-CR7 Class D
03/10/2046	4.395%	8,575,000	7,978,747
Subordinated Series 2019-GC44 Class 180
08/15/2057	3.400%	1,000,000	968,529
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,893,000	3,783,011
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,644,161	2,854,610
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,264,981
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,446,527
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,871,371
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	854,745
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	901,277
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	3,050,202
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	9,070,356
Commercial Mortgage Trust(e)
Series 2013-CR9 Class A4
07/10/2045	4.219%	2,427,625	2,612,499
Commercial Mortgage Trust(a),(e)
Series 2016-667M Class C
10/10/2036	3.179%	6,770,000	7,033,749
CoreVest American Finance Trust(a)
Series 2017-1 Class A
10/15/2049	2.968%	811,141	819,424

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(b)
Series 2019-ICE4 Class F
1-month USD LIBOR + 2.650% Floor 2.650% 05/15/2036	2.762%	3,530,000	3,523,386
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	13,780,000	14,542,621
CSAIL Commercial Mortgage Trust(e)
Series 2017-CX9 Class A5
09/15/2050	3.446%	3,270,000	3,589,967
CSAIL Commercial Mortgage Trust
Series 2018-CX11 Class A5
04/15/2051	4.033%	5,940,000	6,713,907
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,583,826
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	1.812%	2,784,417	2,786,167
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	2.112%	10,952,039	10,958,923
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,000,000	3,043,315
DBJPM Mortgage Trust(e),(g)
Series 2020-C9 Class XA
09/15/2053	1.714%	46,461,492	5,009,813
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,991,644
DBUBS Mortgage Trust(a),(e)
Subordinated Series 2011-LC2A Class E
07/10/2044	5.458%	1,900,000	1,585,641
DBUBS Mortgage Trust(a),(b)
Subordinated Series 2011-LC2A Class F
1-month USD LIBOR + 3.650% Floor 3.650%, Cap 4.000% 07/10/2044	3.765%	3,300,000	2,439,420
DBWF Mortgage Trust(a),(e)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,998,395
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,926,761
Fontainebleau Miami Beach Trust(a)
Series 2019-FBLU Class F
12/10/2036	4.095%	1,240,000	1,243,042
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp II(a),(e)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	5,474,724
GS Mortgage Securities Trust(a),(e)
Series 2013-PEMB Class A
03/05/2033	3.550%	830,000	835,847
Subordinated Series 2019-GC40 Class DBD
07/10/2052	3.550%	4,090,000	4,141,154
Subordinated Series 2019-GC40 Class DBE
07/10/2052	3.550%	3,132,000	2,912,710
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,741,031
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	10,770,373
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	21,825,776
Series 2019-GC38 Class A4
02/10/2052	3.968%	1,780,000	2,028,240
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,240,000	3,480,240
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,930,369
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,350,423
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,623,780
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,280,734
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,752,075
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	3,430,000	3,632,261
Series 2014-C26 Class A3
01/15/2048	3.231%	334,632	357,444
JPMBB Commercial Mortgage Securities Trust(a),(e)
Subordinated Series 2013-C17 Class F
01/15/2047	3.867%	1,840,000	1,385,392
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR4 Class A5
03/10/2052	4.029%	3,870,000	4,430,645
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	9,086,353

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	7,979,001
JPMorgan Chase Commercial Mortgage Securities Trust(a),(e)
Series 2011-C5 Class E
08/15/2046	4.000%	1,611,000	1,237,938
Series 2016-NINE Class A
09/06/2038	2.949%	3,235,000	3,443,107
JPMorgan Chase Commercial Mortgage Securities Trust(e)
Series 2013-C13 Class A4
01/15/2046	3.994%	3,937,120	4,216,359
Subordinated Series 2014-C20 Class B
07/15/2047	4.399%	2,000,000	2,128,001
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	2,315,665
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,901,570
LSTAR Commercial Mortgage Trust(a),(e)
Series 2015-3 Class D
04/20/2048	3.184%	2,000,000	1,882,098
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	850,518
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,850,000	2,975,110
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	2,021,282
Series 2015-C21 Class A3
03/15/2048	3.077%	502,394	528,434
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	1,056,809
Morgan Stanley Bank of America Merrill Lynch Trust(a),(e)
Subordinated Series 2013-C13 Class E
11/15/2046	4.898%	1,000,000	752,300
Morgan Stanley Bank of America Merrill Lynch Trust(a)
Subordinated Series 2014-C18 Class D
10/15/2047	3.389%	5,670,000	5,027,106
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,921,193
Series 2019-H6 Class A4
06/15/2052	3.417%	2,324,000	2,558,833
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,300,000	2,409,506
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prima Capital CRE Securitization Ltd.(a)
Series 2019-RK1 Class DD
04/15/2038	3.500%	240,000	237,700
Subordinated Series 2019-RK1 Class BD
04/15/2038	3.500%	5,180,000	5,213,455
Subordinated Series 2019-RK1 Class CD
04/15/2038	3.500%	4,040,000	4,042,834
RBS Commercial Funding, Inc., Trust(a),(e)
Series 2013-GSP Class A
01/15/2032	3.834%	1,180,000	1,249,758
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,439,025
SG Commercial Mortgage Securities Trust(a),(e)
Series 2020-COVE Class E
03/15/2037	3.728%	6,680,000	6,738,703
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% Floor 1.220% 11/15/2027	1.583%	2,461,743	1,821,690
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	6,176,335
Series 2019-C17 Class A4
10/15/2052	2.921%	2,190,000	2,322,652
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,583,582	2,670,015
Series 2013-C5 Class A4
03/10/2046	3.185%	2,740,000	2,847,753
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	2,015,869
UBS-Barclays Commercial Mortgage Trust(a),(e)
Series 2012-C4 Class E
12/10/2045	4.469%	2,270,000	1,196,016
Subordinated Series 2012-C4 Class D
12/10/2045	4.469%	1,330,000	909,499
Subordinated Series 2013-C5 Class C
03/10/2046	4.084%	5,000,000	4,898,982
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	2,091,247
Series 2018-C44 Class A5
05/15/2051	4.212%	2,700,000	3,090,333
Series 2018-C45 Class A3
06/15/2051	3.920%	20,000,000	22,648,288

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2014-C24 Class A3
11/15/2047	3.428%	556,110	598,198
WF-RBS Commercial Mortgage Trust(a),(e)
Subordinated Series 2014-LC14 Class D
03/15/2047	4.586%	4,350,000	4,476,710
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $569,841,791)			585,192,000

Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Extraction Oil & Gas, Inc.(i)	701	23,588
Prairie Provident Resources, Inc.(d),(i)	1,728	592
Total		24,180
Total Energy		24,180
Total Common Stocks (Cost $28,526)		24,180

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
Bangkok Bank PCL(a),(j)
12/31/2049	5.000%	1,750,000	1,854,714
Itau Unibanco Holding SA/Cayman Island(a),(j)
Subordinated
04/15/2031	3.875%	275,000	273,193
Total			2,127,907
Wireless 0.0%
Digicel Group 0.5 Ltd.(a),(k)
Subordinated
12/30/2049	7.000%	15,770	10,369
Total Convertible Bonds (Cost $2,025,281)			2,138,276

Corporate Bonds & Notes 33.3%

Aerospace & Defense 0.4%
Airbus Finance BV(a)
04/17/2023	2.700%	1,548,000	1,617,664
BAE Systems PLC(a)
04/15/2030	3.400%	1,080,000	1,177,372
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
02/04/2024	1.433%	5,100,000	5,108,645
05/01/2025	4.875%	608,000	680,055
02/04/2026	2.196%	7,495,000	7,508,280
02/01/2028	3.250%	1,004,000	1,053,526
02/01/2031	3.625%	4,289,000	4,534,477
11/01/2048	3.850%	302,000	295,255
05/01/2050	5.805%	332,000	428,057
08/01/2059	3.950%	3,500,000	3,438,669
Bombardier, Inc.(a)
12/01/2021	8.750%	930,000	966,027
12/01/2024	7.500%	2,850,000	2,675,711
03/15/2025	7.500%	3,275,000	2,995,149
04/15/2027	7.875%	2,575,000	2,312,864
Embraer Netherlands Finance BV
06/15/2025	5.050%	780,000	818,172
General Dynamics Corp.
04/01/2040	4.250%	1,917,000	2,346,193
Lockheed Martin Corp.
12/15/2042	4.070%	365,000	435,601
Northrop Grumman Corp.
10/15/2047	4.030%	435,000	497,860
Raytheon Technologies Corp.
03/15/2027	3.500%	1,341,000	1,493,260
Textron, Inc.
03/01/2024	4.300%	690,000	753,270
03/01/2025	3.875%	300,000	326,992
TransDigm, Inc.
05/15/2025	6.500%	175,000	178,530
United Technologies Corp.
08/16/2023	3.650%	51,000	54,766
05/01/2035	5.400%	128,000	168,190
07/15/2038	6.125%	120,000	168,903
11/16/2038	4.450%	128,000	153,915
06/01/2042	4.500%	1,752,000	2,148,428
05/04/2047	4.050%	560,000	642,347
Total			44,978,178
Airlines 0.3%
Alaska Airlines Pass-Through Trust(a)
Series 2020-1 Class A
02/15/2029	4.800%	1,967,504	2,178,083
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	839,452	837,658
British Airways Pass-Through Trust(a)
Series 2020-1A
11/15/2032	4.250%	600,725	639,540
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	2,005,070	2,043,181
10/29/2024	4.000%	1,625,811	1,672,359

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	23

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	1,134,901	1,154,718
06/10/2028	2.000%	6,548,195	6,659,151
06/10/2028	2.500%	1,185,887	1,197,778
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	370,000	393,381
10/20/2028	4.750%	345,000	381,675
Southwest Airlines Co.
06/15/2027	5.125%	5,245,000	6,144,144
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	1,037,007	1,053,816
06/03/2025	4.625%	2,328,614	2,115,950
United Airlines Pass-Through Trust
Series 2014-1 Class A
04/11/2026	4.000%	543,378	561,634
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	2,566,622	2,627,869
Total			29,660,937
Apartment REIT 0.0%
AvalonBay Communities, Inc.
01/15/2031	2.450%	550,000	567,050
Camden Property Trust
05/15/2030	2.800%	337,000	356,332
ERP Operating LP
02/15/2030	2.500%	624,000	646,559
Essex Portfolio LP
05/01/2023	3.250%	514,000	539,656
Total			2,109,597
Automotive 1.4%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,734,734
Allison Transmission. Inc.(a)
01/30/2031	3.750%	1,165,000	1,115,285
American Axle & Manufacturing, Inc.
04/01/2025	6.250%	966,000	995,244
03/15/2026	6.250%	2,250,000	2,303,839
04/01/2027	6.500%	900,000	939,740
American Honda Finance Corp.
10/10/2023	3.625%	2,375,000	2,569,978
09/10/2024	2.150%	1,250,000	1,313,499
BMW US Capital LLC(a),(b)
3-month USD LIBOR + 0.410% 04/12/2021	0.634%	1,030,000	1,030,526
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMW US Capital LLC(a)
04/12/2021	3.100%	1,370,000	1,374,850
04/12/2023	3.450%	1,623,000	1,719,976
BorgWarner, Inc.(a)
10/01/2025	5.000%	126,000	146,798
Cooper-Standard Automotive, Inc.(a)
11/15/2026	5.625%	2,225,000	1,932,548
Cummins, Inc.
09/01/2050	2.600%	350,000	325,742
Daimler Finance North America LLC(a)
05/04/2021	3.350%	3,555,000	3,573,579
03/10/2025	2.125%	1,275,000	1,321,250
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.094%	2,000,000	2,013,783
Daimler Finance North America LLC(a),(c)
03/02/2026	1.450%	5,405,000	5,398,244
Dana, Inc.
11/15/2027	5.375%	685,000	717,935
06/15/2028	5.625%	1,600,000	1,702,746
Ford Motor Co.
02/01/2029	6.375%	740,000	832,880
01/15/2043	4.750%	2,600,000	2,627,143
Ford Motor Credit Co. LLC
03/18/2021	3.336%	745,000	745,646
10/12/2021	3.813%	1,605,000	1,628,394
01/07/2022	5.596%	1,535,000	1,581,065
01/09/2022	3.219%	3,800,000	3,845,949
03/28/2022	3.339%	503,000	508,317
08/03/2022	2.979%	5,095,000	5,147,213
11/01/2022	3.350%	6,065,000	6,161,023
01/09/2024	3.810%	2,585,000	2,663,933
05/03/2029	5.113%	1,040,000	1,139,911
11/13/2030	4.000%	1,100,000	1,124,561
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	1.104%	3,610,000	3,619,002
3-month USD LIBOR + 1.270% 03/28/2022	1.521%	1,000,000	991,027
3-month USD LIBOR + 1.080% 08/03/2022	1.276%	880,000	873,109
General Motors Co.
10/01/2025	6.125%	549,000	653,710
10/01/2027	6.800%	1,850,000	2,343,792
04/01/2035	5.000%	4,300,000	5,123,358
04/01/2038	5.150%	1,550,000	1,839,279
10/02/2043	6.250%	750,000	1,008,826
04/01/2045	5.200%	1,500,000	1,761,816

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.(b)
3-month USD LIBOR + 0.850% 04/09/2021	1.075%	3,690,000	3,692,283
General Motors Financial Co., Inc.
04/09/2021	3.550%	7,235,000	7,260,751
07/06/2021	3.200%	1,950,000	1,963,725
09/25/2021	4.375%	3,155,000	3,225,134
11/06/2021	4.200%	820,000	841,051
04/10/2022	3.450%	570,000	585,551
06/30/2022	3.150%	995,000	1,026,149
07/08/2022	3.550%	1,000,000	1,038,058
03/20/2023	5.200%	590,000	643,262
07/13/2025	4.300%	1,060,000	1,172,384
03/01/2026	5.250%	2,345,000	2,709,170
06/21/2030	3.600%	1,710,000	1,847,909
Harley-Davidson Financial Services, Inc.(a)
02/04/2022	4.050%	535,000	552,503
06/08/2025	3.350%	2,260,000	2,398,273
Hyundai Capital America(a)
11/02/2026	3.500%	3,680,000	4,010,819
02/10/2027	3.000%	2,935,000	3,114,676
01/10/2028	1.800%	2,980,000	2,918,956
IHO Verwaltungs GmbH(a),(k)
09/15/2026	4.750%	2,925,000	3,019,475
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,196,387
Nissan Motor Co., Ltd.(a)
09/17/2025	3.522%	1,134,000	1,207,471
09/17/2027	4.345%	4,590,000	5,070,352
09/17/2030	4.810%	884,000	988,714
Toyota Motor Credit Corp.
08/13/2027	1.150%	1,031,000	1,014,578
02/13/2030	2.150%	750,000	770,237
01/10/2031	1.650%	5,195,000	5,029,962
Volkswagen Group of America Finance LLC(a)
11/12/2021	4.000%	2,965,000	3,039,962
05/13/2025	3.350%	1,685,000	1,826,219
11/24/2025	1.250%	6,520,000	6,506,705
Total			148,120,966
Banking 8.2%
ABN AMRO Bank NV(a)
Subordinated
07/28/2025	4.750%	777,000	884,453
Ally Financial, Inc.
10/02/2023	1.450%	7,000,000	7,112,433
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	6,235,000	6,419,394
Banco Bilbao Vizcaya Argentaria SA
09/18/2023	0.875%	9,800,000	9,875,903
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Bradesco SA(a)
01/27/2025	3.200%	1,150,000	1,192,482
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	1,050,000	1,200,399
Banco Santander SA(a)
11/09/2022	4.125%	150,000	157,556
Banco Santander SA
02/23/2023	3.125%	800,000	840,331
04/12/2023	3.848%	2,000,000	2,137,936
05/28/2025	2.746%	1,000,000	1,057,395
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	1.344%	1,400,000	1,421,415
Bancolombia SA
01/29/2025	3.000%	1,075,000	1,114,765
Bank of America Corp.
01/11/2023	3.300%	2,000,000	2,109,984
01/22/2024	4.125%	3,000,000	3,309,724
Subordinated
01/22/2025	4.000%	795,000	879,869
04/21/2025	3.950%	2,500,000	2,766,709
03/03/2026	4.450%	2,000,000	2,291,529
Bank of America Corp.(j)
12/20/2023	3.004%	1,294,000	1,352,584
03/05/2024	3.550%	6,318,000	6,703,298
03/15/2025	3.458%	2,610,000	2,818,167
03/05/2029	3.970%	2,240,000	2,540,625
02/13/2031	2.496%	7,027,000	7,199,576
04/29/2031	2.592%	3,012,000	3,098,199
07/23/2031	1.898%	1,000,000	969,111
10/24/2031	1.922%	1,000,000	972,636
04/23/2040	4.078%	2,365,000	2,731,098
06/19/2041	2.676%	4,823,000	4,666,923
03/15/2050	4.330%	1,500,000	1,783,525
03/20/2051	4.083%	2,795,000	3,243,974
Junior Subordinated
12/31/2049	6.100%	4,580,000	5,064,075
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	3,780,000	4,137,258
Bank of Montreal
05/01/2025	1.850%	1,135,000	1,172,505
Bank of Montreal(j)
Subordinated
12/15/2032	3.803%	1,068,000	1,193,052
Bank of New York Mellon Corp. (The)
01/29/2023	2.950%	995,000	1,043,349
08/16/2023	2.200%	3,185,000	3,321,671
04/24/2025	1.600%	3,885,000	3,999,835

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	25

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)(j)
12/30/2049	3.700%	955,000	979,062
Bank of New Zealand(a)
02/21/2025	2.000%	4,510,000	4,685,799
Bank of Nova Scotia (The)
05/01/2023	1.625%	8,550,000	8,781,212
Subordinated
12/16/2025	4.500%	1,500,000	1,720,035
Bank of Nova Scotia (The)(j)
12/31/2049	4.900%	1,130,000	1,215,654
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	3,185,000	3,432,056
02/27/2024	0.650%	1,212,000	1,211,931
11/21/2024	2.375%	5,255,000	5,545,791
Barclays PLC
01/10/2023	3.684%	4,045,000	4,152,462
03/16/2025	3.650%	270,000	293,813
Subordinated
05/09/2028	4.836%	995,000	1,130,313
Barclays PLC(b)
3-month USD LIBOR + 1.400% 02/15/2023	4.610%	4,955,000	5,143,918
Barclays PLC(j)
05/07/2025	3.932%	3,347,000	3,645,066
06/24/2031	2.645%	3,175,000	3,202,112
Subordinated
09/23/2035	3.564%	902,000	920,413
BB&T Corp.
06/20/2022	3.050%	3,365,000	3,478,378
08/01/2024	2.500%	2,450,000	2,595,351
BNP Paribas SA(a)
03/01/2023	3.500%	895,000	948,556
01/09/2025	3.375%	1,235,000	1,335,710
08/14/2028	4.400%	345,000	401,587
BNP Paribas SA(a),(j)
11/19/2025	2.819%	5,070,000	5,382,893
06/09/2026	2.219%	11,048,000	11,433,890
01/13/2027	1.323%	3,159,000	3,130,569
09/30/2028	1.904%	3,535,000	3,532,013
01/13/2031	3.052%	1,075,000	1,137,522
Subordinated
08/12/2035	2.588%	628,000	610,245
BPCE SA(a)
01/11/2028	3.250%	460,000	498,560
10/01/2029	2.700%	2,350,000	2,460,032
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
10/22/2023	5.700%	545,000	612,278
07/11/2024	4.625%	4,200,000	4,677,094
07/21/2024	5.150%	3,578,000	4,047,540
BPCE SA(a),(j)
01/20/2032	2.277%	1,710,000	1,697,675
Canadian Imperial Bank of Commerce(j)
07/22/2023	2.606%	2,317,000	2,387,326
Canadian Imperial Bank of Commerce
04/02/2024	3.100%	283,000	303,766
01/28/2025	2.250%	3,235,000	3,380,076
Capital One Financial Corp.
04/30/2021	3.450%	10,575,000	10,601,454
03/09/2027	3.750%	750,000	841,056
05/11/2027	3.650%	499,000	556,402
Citibank NA
07/23/2021	3.400%	995,000	1,004,684
Citibank NA(j)
05/20/2022	2.844%	3,380,000	3,397,104
Citigroup, Inc.(j)
07/24/2023	2.876%	4,564,000	4,714,767
05/15/2024	1.678%	656,000	672,292
04/08/2026	3.106%	4,210,000	4,528,518
01/28/2027	1.122%	2,115,000	2,088,101
01/29/2031	2.666%	5,550,000	5,731,191
06/03/2031	2.572%	3,457,000	3,540,302
12/31/2049	4.700%	10,225,000	10,347,943
12/31/2049	5.000%	1,100,000	1,131,184
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,435,574
07/23/2048	4.650%	2,295,000	2,928,151
Subordinated
06/10/2025	4.400%	4,250,000	4,774,601
09/13/2025	5.500%	1,500,000	1,771,457
05/18/2046	4.750%	395,000	488,612
Comerica Bank
07/23/2024	2.500%	3,995,000	4,256,019
Comerica, Inc.
07/31/2023	3.700%	2,250,000	2,418,159
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	473,846
Cooperatieve Rabobank UA
01/10/2023	2.750%	4,580,000	4,786,919
Subordinated
11/09/2022	3.950%	424,000	448,029
12/01/2023	4.625%	600,000	664,880
08/04/2025	4.375%	1,506,000	1,699,069

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA(a),(j)
06/24/2026	1.339%	970,000	975,099
09/24/2026	1.004%	920,000	913,087
02/24/2027	1.106%	9,500,000	9,444,384
Credit Agricole SA(a)
04/24/2023	3.750%	5,105,000	5,456,719
Credit Agricole SA(a),(j)
06/16/2026	1.907%	5,925,000	6,084,375
Credit Suisse Group AG
05/05/2023	1.000%	893,000	904,919
Credit Suisse Group AG(a),(j)
12/14/2023	2.997%	6,707,000	6,994,294
06/05/2026	2.193%	8,997,000	9,295,211
01/12/2029	3.869%	638,000	706,051
04/01/2031	4.194%	775,000	882,017
Credit Suisse Group AG(a)
Subordinated
08/08/2023	6.500%	1,030,000	1,155,311
Credit Suisse Group Funding Guernsey Ltd.
09/15/2022	3.800%	750,000	787,740
06/09/2023	3.800%	4,890,000	5,244,718
Danske Bank A/S(a)
01/12/2022	5.000%	2,000,000	2,075,201
09/12/2023	3.875%	3,995,000	4,297,220
Danske Bank A/S(a),(j)
12/20/2025	3.244%	380,000	408,406
09/11/2026	1.621%	1,245,000	1,242,453
Deutsche Bank AG
05/12/2021	3.375%	1,988,000	1,998,238
02/14/2022	5.000%	6,300,000	6,560,336
Deutsche Bank AG(j)
11/26/2025	3.961%	2,920,000	3,188,643
11/24/2026	2.129%	3,440,000	3,478,014
Subordinated
01/14/2032	3.729%	2,000,000	1,967,317
Deutsche Bank AG/New York(j)
09/18/2031	3.547%	1,087,000	1,147,792
Discover Bank
08/08/2023	4.200%	5,500,000	5,978,320
03/13/2026	4.250%	789,000	896,016
Discover Financial Services
04/27/2022	5.200%	6,123,000	6,450,851
11/21/2022	3.850%	1,000,000	1,057,130
11/06/2024	3.950%	1,495,000	1,647,052
DNB Bank ASA(a)
12/02/2022	2.150%	1,545,000	1,594,871
DNB Bank ASA(a),(j)
09/16/2026	1.127%	7,020,000	6,990,796
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	1,983,000	2,056,275
Fifth Third Bancorp
06/15/2022	2.600%	1,595,000	1,638,624
First Horizon Bank
Subordinated
05/01/2030	5.750%	565,000	695,845
Global Bank Corp.(a),(j)
04/16/2029	5.250%	400,000	426,934
Goldman Sachs Group, Inc. (The)(j)
10/31/2022	2.876%	13,029,000	13,235,932
09/29/2025	3.272%	1,160,000	1,257,930
02/12/2026	0.855%	2,610,000	2,587,812
12/09/2026	1.093%	5,970,000	5,918,184
06/05/2028	3.691%	1,145,000	1,284,693
Goldman Sachs Group, Inc. (The)
01/27/2023	0.481%	2,000,000	2,000,331
01/26/2027	3.850%	2,855,000	3,186,265
Subordinated
10/21/2025	4.250%	1,344,000	1,511,539
05/22/2045	5.150%	2,410,000	3,182,456
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	0.925%	1,402,000	1,417,189
HSBC Holdings PLC(j)
11/07/2025	2.633%	1,148,000	1,214,189
04/18/2026	1.645%	604,000	610,905
06/04/2026	2.099%	1,379,000	1,419,518
05/24/2027	1.589%	2,427,000	2,427,286
03/13/2028	4.041%	1,150,000	1,288,046
09/22/2028	2.013%	8,035,000	8,071,588
05/22/2030	3.973%	1,243,000	1,388,068
08/18/2031	2.357%	685,000	682,093
Junior Subordinated
12/31/2049	6.000%	877,000	954,619
HSBC Holdings PLC
03/08/2026	4.300%	2,500,000	2,840,341
03/31/2030	4.950%	390,000	468,997
ING Groep NV
04/09/2024	3.550%	1,512,000	1,643,139
Itaú Unibanco Holding SA(a)
01/24/2025	3.250%	650,000	674,295
JPMorgan Chase & Co.(j)
04/01/2023	3.207%	4,190,000	4,317,979
04/23/2024	3.559%	6,540,000	6,968,509
06/01/2024	1.514%	7,975,000	8,161,939
07/23/2024	3.797%	2,675,000	2,882,536
02/04/2027	1.040%	835,000	823,553
01/23/2029	3.509%	13,570,000	14,983,227
04/23/2029	4.005%	3,180,000	3,623,642

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	27

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/05/2029	4.452%	1,750,000	2,057,328
04/22/2031	2.522%	3,200,000	3,286,748
02/04/2032	1.953%	8,210,000	8,005,104
11/19/2041	2.525%	1,823,000	1,742,701
11/15/2048	3.964%	3,090,000	3,576,320
12/31/2049	4.000%	4,500,000	4,461,399
12/31/2049	4.600%	10,078,000	10,278,497
12/31/2049	5.000%	1,933,000	2,005,870
JPMorgan Chase & Co.
07/15/2025	3.900%	4,000,000	4,456,813
Subordinated
05/01/2023	3.375%	1,000,000	1,063,388
09/10/2024	3.875%	8,940,000	9,886,742
JPMorgan Chase & Co.(b)
3-month USD LIBOR + 3.800% 12/31/2049	4.005%	5,905,000	5,895,113
KeyCorp.
04/06/2027	2.250%	2,065,000	2,159,768
Kookmin Bank(a)
Subordinated
11/04/2030	2.500%	550,000	548,987
Lloyds Banking Group PLC
08/16/2023	4.050%	2,940,000	3,190,121
03/12/2024	3.900%	2,600,000	2,845,454
03/22/2028	4.375%	1,975,000	2,276,832
Subordinated
11/04/2024	4.500%	5,560,000	6,209,552
Lloyds Banking Group PLC(j)
11/07/2023	2.907%	6,473,000	6,724,970
02/05/2026	2.438%	695,000	725,730
Macquarie Group Ltd.(a),(j)
01/12/2027	1.340%	2,135,000	2,120,407
Mitsubishi UFJ Financial Group, Inc.
02/25/2025	2.193%	2,000,000	2,080,409
07/17/2025	1.412%	1,684,000	1,699,478
09/13/2026	2.757%	255,000	273,528
Mizuho Financial Group, Inc.(j)
07/10/2024	1.241%	1,250,000	1,269,131
09/11/2024	3.922%	2,668,000	2,887,912
05/25/2026	2.226%	797,000	828,285
Mizuho Financial Group, Inc.(a)
04/12/2026	3.477%	225,000	247,871
Morgan Stanley(j)
01/25/2024	0.529%	2,400,000	2,401,045
04/28/2026	2.188%	860,000	892,838
07/22/2028	3.591%	7,245,000	8,090,270
01/24/2029	3.772%	4,315,000	4,838,736
01/23/2030	4.431%	2,885,000	3,378,911
04/01/2031	3.622%	2,200,000	2,451,743
02/13/2032	1.794%	3,977,000	3,792,616
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/28/2032	1.928%	1,000,000	970,798
04/22/2039	4.457%	310,000	378,458
01/25/2052	2.802%	4,524,000	4,318,883
Morgan Stanley
10/23/2024	3.700%	6,500,000	7,178,417
07/23/2025	4.000%	1,725,000	1,940,189
01/27/2026	3.875%	6,665,000	7,504,306
Morgan Stanley(b)
Junior Subordinated
3-month USD LIBOR + 3.610% 12/31/2049	3.851%	5,000,000	4,989,850
National Australia Bank Ltd.
11/04/2021	3.700%	2,745,000	2,809,286
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,170,000	1,141,794
National Australia Bank Ltd.(a),(j)
Subordinated
08/02/2034	3.933%	1,175,000	1,275,690
Nationwide Building Society(a)
01/27/2023	2.000%	611,000	629,921
Nationwide Building Society(a),(j)
04/26/2023	3.622%	1,540,000	1,593,276
03/08/2024	3.766%	3,370,000	3,578,267
08/01/2024	4.363%	4,595,000	4,988,702
07/18/2030	3.960%	870,000	980,606
NatWest Group PLC(j)
06/25/2024	4.519%	962,000	1,045,000
Subordinated
11/28/2035	3.032%	895,000	876,208
NatWest Markets PLC(a)
09/29/2022	3.625%	3,020,000	3,171,190
Northern Trust Corp.
05/01/2030	1.950%	928,000	930,181
Northern Trust Corp.(j)
Subordinated
05/08/2032	3.375%	1,345,000	1,456,884
Oversea-Chinese Banking Corp., Ltd.(a),(j)
Subordinated
09/10/2030	1.832%	535,000	536,230
PNC Bank NA
04/29/2021	2.150%	2,050,000	2,053,138
Royal Bank of Canada
06/10/2025	1.150%	8,890,000	8,938,975
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	2,105,000	2,272,533
Royal Bank of Scotland Group PLC(j)
05/22/2028	3.073%	3,681,000	3,920,242

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Holdings USA, Inc.
06/02/2025	3.450%	4,110,000	4,425,728
Santander UK Group Holdings PLC
08/05/2021	2.875%	1,675,000	1,692,832
Santander UK Group Holdings PLC(j)
11/15/2024	4.796%	7,062,000	7,822,449
Santander UK PLC(b)
3-month USD LIBOR + 0.620% 06/01/2021	0.811%	3,415,000	3,419,692
Santander UK PLC
06/18/2024	2.875%	4,250,000	4,555,642
Skandinaviska Enskilda Banken AB(a)
09/02/2025	0.850%	1,410,000	1,396,020
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	5,493,342
01/22/2025	2.625%	3,710,000	3,884,547
07/08/2025	1.375%	3,095,000	3,114,737
Standard Chartered PLC(a),(j)
05/21/2025	3.785%	3,340,000	3,618,182
01/30/2026	2.819%	5,220,000	5,487,266
01/14/2027	1.456%	712,000	705,950
Subordinated
02/18/2036	3.265%	1,545,000	1,528,162
State Street Corp.(j)
03/30/2026	2.901%	1,880,000	2,021,178
Subordinated
11/01/2034	3.031%	746,000	791,526
State Street Corp.(c)
Subordinated
03/03/2031	2.200%	7,540,000	7,517,832
Sumitomo Mitsui Financial Group, Inc.
07/12/2022	2.784%	1,720,000	1,776,983
09/27/2024	2.448%	745,000	788,227
Subordinated
09/23/2030	2.142%	1,164,000	1,136,742
Sumitomo Mitsui Trust Bank Ltd.(a)
09/12/2025	1.050%	829,000	824,230
Toronto-Dominion Bank (The)
09/11/2025	0.750%	6,645,000	6,559,888
01/06/2026	0.750%	521,000	512,465
Truist Financial Corp.(c),(j)
03/02/2027	1.267%	5,545,000	5,563,977
Truist Financial Corp.
08/03/2027	1.125%	2,912,000	2,865,036
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Financial Corp.(j)
12/30/2049	4.800%	408,000	423,918
12/31/2049	4.950%	645,000	694,048
12/31/2049	5.100%	852,000	934,272
U.S. Bancorp(j)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,302,740
UBS AG(a)
04/21/2022	1.750%	8,550,000	8,681,564
UBS Group AG(a),(j)
07/30/2024	1.008%	990,000	997,945
01/30/2027	1.364%	912,000	907,897
02/11/2032	2.095%	7,180,000	7,020,733
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	5,580,000	5,784,367
UBS Group Funding Switzerland AG(a),(j)
08/15/2023	2.859%	2,083,000	2,154,108
UniCredit SpA(a)
04/12/2022	3.750%	3,125,000	3,224,132
UniCredit SpA(a),(j)
09/22/2026	2.569%	5,195,000	5,240,965
US Bancorp
05/12/2025	1.450%	8,680,000	8,868,955
Wells Fargo & Co.
01/24/2024	3.750%	2,500,000	2,716,049
Subordinated
08/15/2023	4.125%	4,000,000	4,349,078
12/07/2046	4.750%	360,000	443,055
Wells Fargo & Co.(j)
06/02/2024	1.654%	2,215,000	2,270,744
10/30/2025	2.406%	1,260,000	1,328,743
04/30/2026	2.188%	2,185,000	2,274,364
05/22/2028	3.584%	1,700,000	1,885,146
06/02/2028	2.393%	9,880,000	10,261,023
10/30/2030	2.879%	2,313,000	2,448,691
02/11/2031	2.572%	6,775,000	7,008,603
04/30/2041	3.068%	8,134,000	8,339,020
04/04/2051	5.013%	3,270,000	4,359,521
Wells Fargo Bank NA(j)
09/09/2022	2.082%	1,290,000	1,301,763
Westpac Banking Corp.
02/19/2025	2.350%	620,000	654,000
Subordinated
11/16/2040	2.963%	1,057,000	1,037,550
Total			848,407,077
Brokerage/Asset Managers/Exchanges 0.4%
Brookfield Finance LLC
04/15/2050	3.450%	1,250,000	1,247,315

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	29

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield Finance, Inc.
06/02/2026	4.250%	1,000,000	1,141,116
04/15/2030	4.350%	342,000	396,775
Charles Schwab Corp. (The)
03/11/2031	1.650%	5,235,000	5,035,831
Charles Schwab Corp. (The)(j)
12/31/2049	5.375%	6,296,000	6,935,960
Franklin Resources, Inc.
10/30/2030	1.600%	690,000	657,186
Intercontinental Exchange, Inc.
09/15/2040	2.650%	804,000	767,362
06/15/2050	3.000%	2,965,000	2,865,937
Jefferies Group LLC
01/20/2023	5.125%	5,000,000	5,418,328
01/20/2043	6.500%	600,000	792,289
KKR Group Finance Co. VII LLC(a)
02/25/2050	3.625%	2,000,000	2,091,273
Nasdaq, Inc.
12/21/2040	2.500%	911,000	839,045
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	1,331,000	1,430,798
06/17/2026	3.750%	2,450,000	2,533,576
Raymond James Financial, Inc.
07/15/2046	4.950%	1,745,000	2,210,551
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	4,170,050
Total			38,533,392
Building Materials 0.2%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	2,305,000	2,423,566
Cemex SAB de CV(a)
09/17/2030	5.200%	1,050,000	1,142,430
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	3,493,972
Masco Corp.(c)
02/15/2028	1.500%	1,850,000	1,823,244
Standard Industries, Inc.(a)
07/15/2030	4.375%	1,845,000	1,901,911
01/15/2031	3.375%	1,190,000	1,137,236
Stanley Black & Decker, Inc.
11/15/2050	2.750%	1,250,000	1,180,740
Summit Materials LLC/Finance Corp.(a)
06/01/2025	5.125%	1,035,000	1,053,116
01/15/2029	5.250%	1,385,000	1,469,408
U.S. Concrete, Inc.
06/01/2024	6.375%	974,000	998,570
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	3,126,277
Total			19,750,470
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	2,700,000	2,789,264
05/01/2027	5.875%	2,600,000	2,692,750
06/01/2029	5.375%	125,000	134,662
08/15/2030	4.500%	3,116,000	3,225,805
02/01/2031	4.250%	670,000	675,889
05/01/2032	4.500%	1,404,000	1,442,540
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,065,000	2,160,490
07/23/2025	4.908%	988,000	1,125,851
10/23/2035	6.384%	1,775,000	2,355,050
10/23/2045	6.484%	4,170,000	5,576,557
03/01/2050	4.800%	1,800,000	1,958,122
04/01/2051	3.700%	2,305,000	2,168,115
Charter Communications Operating LLC/Capital(c)
06/01/2052	3.900%	1,720,000	1,673,051
Comcast Corp.
10/15/2025	3.950%	3,212,000	3,616,806
02/01/2030	2.650%	750,000	786,007
01/15/2031	1.950%	1,193,000	1,173,696
03/01/2048	4.000%	2,000,000	2,289,103
11/01/2049	3.999%	2,000,000	2,305,273
02/01/2050	3.450%	1,900,000	2,013,954
Cox Communications, Inc.(a)
12/15/2022	3.250%	500,000	524,465
08/15/2024	3.150%	2,265,000	2,438,096
CSC Holdings LLC(a)
05/15/2026	5.500%	809,000	837,450
04/15/2027	5.500%	3,550,000	3,734,798
02/01/2028	5.375%	1,193,000	1,261,082
04/01/2028	7.500%	300,000	330,479
01/15/2030	5.750%	2,250,000	2,401,602
DISH DBS Corp.
06/01/2021	6.750%	2,700,000	2,734,088
11/15/2024	5.875%	1,180,000	1,234,993
07/01/2026	7.750%	2,039,000	2,240,716
Intelsat Jackson Holdings SA(l)
08/01/2023	0.000%	2,500,000	1,600,086
Intelsat Jackson Holdings SA(a),(l)
10/15/2024	0.000%	832,000	544,566
07/15/2025	0.000%	6,033,000	3,866,938
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	2,210,000	2,391,736
Time Warner Cable LLC
09/01/2021	4.000%	1,500,000	1,513,152
07/01/2038	7.300%	215,000	304,190
09/01/2041	5.500%	5,371,000	6,550,254

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viasat, Inc.(a)
04/15/2027	5.625%	2,330,000	2,441,738
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,860,336
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	244,000	254,085
05/15/2029	5.500%	2,000,000	2,139,705
Total			82,367,540
Chemicals 0.5%
Alpek SAB de CV(a)
02/25/2031	3.250%	400,000	398,774
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	400,000	406,142
Cabot Corp.
07/01/2029	4.000%	2,710,000	2,905,872
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	106,693
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,774,882
06/01/2043	4.950%	1,700,000	2,003,265
Dow Chemical Co. (The)
11/15/2030	2.100%	1,166,000	1,149,347
10/01/2034	4.250%	1,281,000	1,478,272
11/15/2042	4.375%	1,338,000	1,572,656
11/30/2048	5.550%	443,000	604,471
11/15/2050	3.600%	1,148,000	1,186,505
DuPont de Nemours, Inc.
05/01/2023	2.169%	2,900,000	2,914,273
Eastman Chemical Co.
10/15/2044	4.650%	2,511,000	3,005,887
Element Solutions, Inc.(a)
09/01/2028	3.875%	2,325,000	2,321,607
FMC Corp.
10/01/2049	4.500%	340,000	404,277
Ingevity Corp.(a)
11/01/2028	3.875%	2,455,000	2,431,772
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	3,305,000	4,196,473
LYB International Finance III LLC
05/01/2050	4.200%	2,125,000	2,344,799
04/01/2051	3.625%	2,050,000	2,079,862
LyondellBasell Industries NV
04/15/2024	5.750%	1,250,000	1,418,620
Mosaic Co. (The)
11/15/2033	5.450%	1,475,000	1,816,469
11/15/2043	5.625%	985,000	1,273,986
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nutrien Ltd.
05/13/2030	2.950%	493,000	526,328
05/13/2050	3.950%	426,000	482,754
Nutrition & Biosciences, Inc.(a)
12/01/2050	3.468%	3,005,000	3,077,101
OCI NV(a)
10/15/2025	4.625%	2,350,000	2,425,419
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,924,955
TPC Group Inc.(a)
08/01/2024	10.875%	246,422	245,233
TPC Group, Inc.(a)
08/01/2024	10.500%	1,000,000	911,693
WR Grace & Co.(a)
06/15/2027	4.875%	2,340,000	2,425,242
Total			53,813,629
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/01/2021	1.931%	4,655,000	4,701,019
11/13/2025	0.800%	2,430,000	2,407,122
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,450,000	2,357,737
John Deere Capital Corp.
03/07/2024	2.600%	1,105,000	1,177,645
United Rentals North America, Inc.
05/15/2027	5.500%	1,078,000	1,141,841
01/15/2028	4.875%	1,075,000	1,136,891
01/15/2030	5.250%	3,000,000	3,298,685
07/15/2030	4.000%	1,130,000	1,171,590
02/15/2031	3.875%	3,000,000	3,071,161
Total			20,463,691
Consumer Cyclical Services 0.3%
Alibaba Group Holding Ltd.
02/09/2031	2.125%	2,560,000	2,497,265
02/09/2041	2.700%	625,000	593,340
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,781,457
06/03/2050	2.500%	969,000	896,287
06/03/2060	2.700%	569,000	525,173
ANGI Group LLC(a)
08/15/2028	3.875%	2,455,000	2,509,265
Booking Holdings, Inc.
04/13/2025	4.100%	1,000,000	1,114,373
eBay, Inc.
03/11/2025	1.900%	2,790,000	2,879,645
Expedia Group, Inc.(a)
05/01/2025	6.250%	2,490,000	2,924,075

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	31

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Expedia Group, Inc.(a),(c)
03/15/2031	2.950%	940,000	931,305
Experian Finance PLC(a)
02/01/2029	4.250%	780,000	900,235
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,060,275
02/15/2025	4.750%	500,000	565,237
03/01/2026	4.000%	1,350,000	1,505,604
IHS Markit Ltd.
08/01/2028	4.750%	1,875,000	2,216,652
Match Group, Inc.(a)
08/01/2030	4.125%	2,350,000	2,429,580
MercadoLibre, Inc.
01/14/2026	2.375%	200,000	200,619
Total			27,530,387
Consumer Products 0.2%
Central Garden & Pet Co.
10/15/2030	4.125%	2,265,000	2,352,025
Hasbro, Inc.
11/19/2026	3.550%	3,115,000	3,409,303
JAB Holdings BV(a)
11/23/2030	2.200%	1,195,000	1,151,297
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	722,288
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,597,679
Prestige Brands, Inc.(a),(c)
04/01/2031	3.750%	2,295,000	2,244,348
SC Johnson & Son, Inc.(a)
10/15/2046	4.750%	750,000	956,930
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	247,079
Spectrum Brands, Inc.(a),(c)
03/15/2031	3.875%	2,750,000	2,720,378
Valvoline, Inc.(a)
06/15/2031	3.625%	2,460,000	2,427,713
Total			20,829,040
Diversified Manufacturing 0.3%
Amphenol Corp.
03/01/2025	2.050%	1,015,000	1,054,684
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,761,008
Carrier Global Corp.
02/15/2030	2.722%	1,282,000	1,324,564
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EnerSys(a)
04/30/2023	5.000%	200,000	209,692
General Electric Co.
05/01/2030	3.625%	198,000	215,908
03/15/2032	6.750%	655,000	883,721
01/14/2038	5.875%	2,009,000	2,634,922
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	0.674%	5,380,000	4,441,887
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	1,941,867
Kennametal, Inc.
06/15/2028	4.625%	1,370,000	1,554,653
Roper Technologies, Inc.
09/15/2027	1.400%	595,000	590,146
Timken Co. (The)
12/15/2028	4.500%	3,685,000	4,034,745
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	2,319,125
WW Grainger, Inc.
02/15/2025	1.850%	3,797,000	3,942,657
Total			26,909,579
Electric 2.7%
AEP Texas Central Co.(a)
10/01/2025	3.850%	880,000	968,795
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,880,426
AEP Texas, Inc.
01/15/2050	3.450%	1,000,000	1,041,548
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,919,527
01/15/2026	1.375%	4,762,000	4,700,759
Alabama Power Co.
12/01/2023	3.550%	1,000,000	1,083,763
10/01/2049	3.450%	715,000	768,169
Alliant Energy Finance LLC(a)
06/15/2023	3.750%	2,508,000	2,681,646
06/15/2028	4.250%	5,250,000	6,061,374
Ameren Corp.
02/15/2026	3.650%	590,000	654,391
Ameren Corp.(c)
03/15/2028	1.750%	2,740,000	2,722,655
American Electric Power Co., Inc.
03/01/2050	3.250%	1,991,000	1,950,700
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	1,411,000	1,706,202

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Appalachian Power Co.
05/01/2050	3.700%	471,000	508,334
Arizona Public Service Co.
08/15/2048	4.200%	605,000	719,698
Avangrid, Inc.
04/15/2025	3.200%	1,675,000	1,810,794
06/01/2029	3.800%	3,190,000	3,603,955
Baltimore Gas & Electric Co.
09/15/2049	3.200%	730,000	748,452
Berkshire Hathaway Energy Co.(a)
05/15/2031	1.650%	956,000	919,017
05/15/2051	2.850%	5,015,000	4,723,433
Black Hills Corp.
11/30/2023	4.250%	297,000	324,052
10/15/2029	3.050%	615,000	657,324
06/15/2030	2.500%	854,000	871,392
05/01/2033	4.350%	303,000	352,332
Calpine Corp.(a)
03/15/2028	5.125%	575,000	579,932
02/01/2029	4.625%	2,000,000	1,972,474
02/01/2031	5.000%	4,045,000	4,001,628
CenterPoint Energy Houston Electric LLC
07/01/2050	2.900%	340,000	338,326
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,331,000	3,457,218
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,621,725
CMS Energy Corp.
02/15/2027	2.950%	80,000	85,584
CMS Energy Corp.(j)
06/01/2050	4.750%	1,359,000	1,483,095
12/01/2050	3.750%	830,000	828,022
Commonwealth Edison Co.
08/15/2047	3.750%	434,000	488,767
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	178,000	227,806
06/15/2046	3.850%	1,310,000	1,453,933
06/15/2047	3.875%	1,640,000	1,808,105
12/01/2054	4.625%	399,000	494,548
11/15/2057	4.000%	577,000	648,321
12/01/2060	3.000%	2,365,000	2,188,803
Consumers Energy Co.
08/15/2050	3.100%	1,751,000	1,796,118
05/01/2060	2.500%	993,000	881,631
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	809,516
Junior Subordinated
08/15/2024	3.071%	1,755,000	1,889,461
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy, Inc.(j)
12/31/2049	4.650%	6,325,000	6,654,643
Dominion Resources, Inc.
01/15/2022	2.750%	2,509,000	2,557,887
DTE Electric Co.
05/15/2048	4.050%	210,000	251,886
03/01/2049	3.950%	1,305,000	1,552,571
03/01/2050	2.950%	1,000,000	1,009,949
DTE Energy Co.
10/01/2024	2.529%	2,165,000	2,295,577
06/01/2025	1.050%	2,260,000	2,251,699
10/01/2026	2.850%	10,155,000	10,924,853
Duke Energy Carolinas LLC
09/30/2042	4.000%	585,000	676,770
Duke Energy Corp.
04/15/2024	3.750%	3,500,000	3,806,737
09/15/2025	0.900%	3,610,000	3,575,682
09/01/2026	2.650%	4,710,000	5,007,228
Duke Energy Corp.(j)
12/31/2049	4.875%	625,000	665,968
Duke Energy Indiana LLC
05/15/2046	3.750%	330,000	361,911
10/01/2049	3.250%	2,375,000	2,429,473
Duke Energy Ohio, Inc.
06/01/2030	2.125%	446,000	451,037
06/15/2046	3.700%	3,165,000	3,444,894
Duke Energy Progress LLC
05/15/2042	4.100%	1,748,000	2,031,385
03/15/2043	4.100%	955,000	1,117,509
03/30/2044	4.375%	770,000	931,682
08/15/2045	4.200%	500,000	592,469
10/15/2046	3.700%	330,000	366,239
09/15/2047	3.600%	940,000	1,027,523
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	583,000	581,150
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,604,684
EnfraGen Energia Sur SA/Prime Energia SpA(a)
12/30/2030	5.375%	425,000	423,899
Entergy Arkansas LLC
06/15/2051	2.650%	2,327,000	2,154,545
Entergy Corp.
09/15/2025	0.900%	3,770,000	3,717,774
06/15/2030	2.800%	439,000	458,719
Entergy Louisiana LLC
10/01/2026	2.400%	2,500,000	2,658,643
03/15/2051	2.900%	475,000	466,059
Entergy Mississippi LLC
06/01/2049	3.850%	1,250,000	1,395,783

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	33

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Texas, Inc.
12/01/2027	3.450%	2,510,000	2,745,240
03/30/2029	4.000%	362,000	411,827
Evergy Metro, Inc.
06/01/2030	2.250%	594,000	610,359
Eversource Energy
08/15/2025	0.800%	687,000	677,282
Exelon Corp.
04/15/2030	4.050%	85,000	97,347
04/15/2046	4.450%	1,050,000	1,243,657
04/15/2050	4.700%	130,000	162,018
Exelon Corp.(j)
Junior Subordinated
06/01/2022	3.497%	4,600,000	4,761,145
Exelon Generation Co. LLC
10/01/2041	5.750%	2,000,000	2,279,471
FirstEnergy Corp.
03/15/2023	4.250%	2,983,000	3,162,837
Fortis, Inc.
10/04/2026	3.055%	477,000	517,485
Georgia Power Co.
09/15/2024	2.200%	880,000	922,602
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,519,232
Idaho Power Co.
03/01/2048	4.200%	525,000	625,784
Inkia Energy Ltd.(a)
11/09/2027	5.875%	1,675,000	1,775,361
Interstate Power and Light, Co.
12/01/2024	3.250%	821,000	892,302
06/01/2030	2.300%	683,000	698,826
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,751,950
01/15/2026	4.300%	2,000,000	2,214,084
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,482,444
Kallpa Generacion SA(a)
08/16/2027	4.125%	1,000,000	1,090,295
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	736,536
Kentucky Utilities Co.
06/01/2050	3.300%	337,000	343,423
Metropolitan Edison Co.(a)
01/15/2029	4.300%	2,000,000	2,220,421
Mississippi Power Co.
03/15/2042	4.250%	430,000	492,285
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	550,000	560,948
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,191,000	2,422,944
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	4,016,015
06/15/2031	1.650%	2,785,000	2,698,575
03/15/2049	4.300%	2,175,000	2,681,218
National Rural Utilities Cooperative Finance Corp.(j)
04/30/2043	4.750%	1,587,000	1,645,557
Subordinated
04/20/2046	5.250%	1,750,000	1,899,312
New England Power Co.(a)
10/06/2050	2.807%	3,745,000	3,456,285
NextEra Energy Capital Holdings, Inc.
09/01/2021	2.403%	2,600,000	2,627,643
06/15/2023	3.625%	3,000,000	3,190,822
06/01/2030	2.250%	1,360,000	1,372,830
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270% 02/22/2023	0.452%	3,000,000	3,000,871
NRG Energy, Inc.(a)
12/02/2025	2.000%	1,135,000	1,147,316
12/02/2027	2.450%	2,899,000	2,933,852
02/15/2029	3.375%	325,000	320,092
02/15/2031	3.625%	940,000	925,843
NRG Energy, Inc.
01/15/2027	6.625%	3,000,000	3,119,624
Oglethorpe Power Corp.(a)
08/01/2050	3.750%	692,000	704,160
Pacific Gas and Electric Co.(b)
3-month USD LIBOR + 1.375% 11/15/2021	1.569%	7,170,000	7,185,186
Pacific Gas and Electric Co.
04/15/2042	4.450%	583,000	606,683
03/15/2045	4.300%	984,000	1,002,500
03/15/2046	4.250%	440,000	442,938
PacifiCorp
03/15/2051	3.300%	1,430,000	1,483,270
PECO Energy Co.
10/01/2044	4.150%	290,000	346,418
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	2,072,880
PNM Resources, Inc.
03/09/2021	3.250%	3,315,000	3,317,646

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPL Capital Funding, Inc.
03/15/2024	3.950%	1,200,000	1,305,755
04/15/2030	4.125%	1,321,000	1,523,546
PSEG Power LLC
06/01/2023	3.850%	2,770,000	2,970,483
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	666,000	656,985
08/15/2030	1.600%	586,000	553,297
San Diego Gas & Electric Co.
10/01/2030	1.700%	1,415,000	1,369,555
Sierra Pacific Power Co.
05/01/2026	2.600%	758,000	808,950
South Carolina Electric & Gas Co.
05/15/2033	5.300%	701,000	917,816
Southern California Edison Co.
02/01/2026	1.200%	3,655,000	3,639,549
Southern Co. (The)
07/01/2036	4.250%	595,000	692,326
Southern Co. (The)(j)
01/15/2051	4.000%	1,210,000	1,257,887
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	6,870,124
Tampa Electric Co.
09/15/2022	2.600%	2,000,000	2,053,437
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,259,107
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,627,337
12/01/2048	4.850%	275,000	344,411
06/15/2050	4.000%	2,690,000	3,052,787
Union Electric Co.
09/15/2042	3.900%	613,000	699,168
Virginia Electric & Power Co.
09/01/2022	3.450%	1,500,000	1,556,708
03/15/2027	3.500%	1,500,000	1,676,790
09/15/2047	3.800%	1,000,000	1,135,750
Virginia Electric and Power Co.
12/15/2050	2.450%	2,585,000	2,321,860
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,688,839
02/15/2027	5.625%	2,950,000	3,082,260
07/15/2029	4.300%	4,280,000	4,764,586
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	958,029
WEC Energy Group, Inc.
10/15/2027	1.375%	1,135,000	1,119,659
Westar Energy, Inc.
09/01/2049	3.250%	726,000	742,762
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Public Service Corp.
12/01/2042	3.671%	845,000	938,452
Total			283,084,435
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	435,000	444,498
12/15/2026	5.125%	673,000	712,213
09/01/2028	3.500%	1,925,000	1,890,434
Republic Services, Inc.
02/15/2031	1.450%	734,000	690,348
02/15/2032	1.750%	630,000	602,212
Waste Connections, Inc.
04/01/2050	3.050%	885,000	876,740
Waste Management, Inc.
03/15/2031	1.500%	3,054,000	2,885,340
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	945,000	970,823
Total			9,072,608
Finance Companies 0.9%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/2022	3.500%	1,305,000	1,345,088
01/16/2024	4.875%	3,745,000	4,083,578
02/15/2024	3.150%	4,340,000	4,545,899
01/30/2026	1.750%	2,110,000	2,057,389
07/21/2027	3.650%	465,000	491,789
Air Lease Corp.
02/15/2024	0.700%	2,750,000	2,722,089
03/01/2025	3.250%	2,500,000	2,642,828
Aircastle Ltd.(a)
01/26/2028	2.850%	6,420,000	6,188,803
Ares Capital Corp.
07/15/2025	3.250%	4,520,000	4,731,224
07/15/2026	2.150%	620,000	612,698
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,391,000	3,561,772
01/30/2024	4.375%	483,000	518,263
12/15/2024	5.500%	1,217,000	1,371,162
01/30/2026	1.950%	690,000	678,633
Avolon Holdings Funding Ltd.(a)
05/01/2022	3.625%	383,000	390,221
10/01/2023	5.125%	1,110,000	1,190,426
07/01/2024	3.950%	750,000	785,641
02/15/2025	2.875%	3,181,000	3,194,198
02/21/2026	2.125%	422,000	405,419
04/15/2026	4.250%	2,875,000	3,036,278
02/21/2028	2.750%	3,241,000	3,074,916
FS KKR Capital Corp.
02/01/2025	4.125%	750,000	777,696
01/15/2026	3.400%	2,420,000	2,420,419

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	35

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital Funding LLC(a)
05/15/2027	4.050%	6,100,000	6,854,270
05/15/2030	4.400%	2,831,000	3,235,649
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	750,000	818,665
11/15/2035	4.418%	7,591,000	8,685,744
Goldman Sachs BDC, Inc.
01/15/2026	2.875%	2,275,000	2,322,401
Golub Capital BDC, Inc.
08/24/2026	2.500%	625,000	621,870
Main Street Capital Corp.
05/01/2024	5.200%	1,007,000	1,091,707
07/14/2026	3.000%	1,335,000	1,341,588
Navient Corp.
03/15/2027	5.000%	1,220,000	1,195,417
Oaktree Specialty Lending Corp.
02/25/2025	3.500%	1,135,000	1,172,934
Owl Rock Capital Corp.
01/15/2026	4.250%	4,440,000	4,732,837
07/15/2026	3.400%	2,450,000	2,523,153
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	3,105,000	3,245,501
02/15/2024	5.500%	1,355,000	1,472,807
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	1,195,000	1,186,272
Quicken Loans, Inc.(a)
01/15/2028	5.250%	1,105,000	1,167,750
Springleaf Finance Corp.
03/15/2024	6.125%	2,600,000	2,790,554
USAA Capital Corp.(a)
05/01/2030	2.125%	1,318,000	1,340,811
Total			96,626,359
Food and Beverage 0.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,492,000	1,790,918
02/01/2046	4.900%	12,360,000	14,887,348
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	1,735,000	1,922,430
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	872,000	1,121,875
04/15/2048	4.600%	1,180,000	1,371,493
01/23/2049	5.550%	2,915,000	3,798,019
Bacardi Ltd.(a)
05/15/2048	5.300%	1,060,000	1,340,924
Brown-Forman Corp.
04/15/2025	3.500%	1,645,000	1,795,031
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bunge Ltd. Finance Corp.
03/15/2024	4.350%	4,470,000	4,924,138
Campbell Soup Co.
04/24/2050	3.125%	3,875,000	3,714,156
Cargill, Inc.(a)
05/23/2049	3.875%	1,140,000	1,299,643
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,700,165
Coca-Cola Co. (The)
06/01/2040	2.500%	407,000	396,616
Constellation Brands, Inc.
12/01/2025	4.750%	600,000	695,911
Diageo Capital PLC
04/29/2032	2.125%	173,000	174,177
General Mills, Inc.
04/17/2025	4.000%	1,500,000	1,671,637
Kraft Heinz Foods Co.
01/26/2039	6.875%	825,000	1,151,946
10/01/2039	4.625%	2,070,000	2,307,911
06/04/2042	5.000%	5,576,000	6,520,316
06/01/2046	4.375%	535,000	577,770
10/01/2049	4.875%	4,985,000	5,833,694
Mars, Inc.(a)
07/16/2026	0.875%	836,000	823,696
07/16/2040	2.375%	1,000,000	951,198
04/01/2054	4.125%	1,445,000	1,724,364
Mondelez International, Inc.
04/13/2030	2.750%	2,475,000	2,593,113
PepsiCo, Inc.
03/19/2040	3.500%	579,000	650,475
Pernod Ricard International Finance LLC(a)
10/01/2050	2.750%	4,970,000	4,590,354
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	2,265,000	2,428,974
Post Holdings, Inc.(a)
08/15/2026	5.000%	750,000	782,984
03/01/2027	5.750%	1,500,000	1,570,864
12/15/2029	5.500%	2,275,000	2,448,297
04/15/2030	4.625%	335,000	340,118
Smithfield Foods, Inc.(a)
10/15/2030	3.000%	2,020,000	2,060,742
Sysco Corp.
04/01/2030	5.950%	881,000	1,133,295
Total			81,094,592
Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(a)
04/11/2024	3.750%	850,000	903,285

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.3%
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	2,375,000	2,359,953
Churchill Downs, Inc.(a)
04/01/2027	5.500%	2,490,000	2,593,172
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	691,000	732,261
GLP Capital LP/Financing II, Inc.
09/01/2024	3.350%	610,000	647,577
06/01/2025	5.250%	1,609,000	1,820,165
04/15/2026	5.375%	4,615,000	5,298,508
01/15/2029	5.300%	765,000	876,782
01/15/2030	4.000%	1,670,000	1,780,428
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,827,158
International Game Technology PLC(a)
02/15/2025	6.500%	1,775,000	1,961,784
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	950,000	1,025,889
09/01/2026	4.500%	1,915,000	2,034,718
MGM Resorts International
05/01/2025	6.750%	1,800,000	1,925,251
09/01/2026	4.625%	188,000	197,595
04/15/2027	5.500%	2,615,000	2,836,250
Scientific Games International, Inc.(a)
07/01/2025	8.625%	2,200,000	2,368,341
Total			30,285,832
Health Care 1.7%
Abbott Laboratories
11/30/2023	3.400%	2,733,000	2,942,644
11/30/2046	4.900%	218,000	295,544
AmerisourceBergen Corp.
05/15/2030	2.800%	1,865,000	1,957,282
AMN Healthcare, Inc.(a)
10/01/2027	4.625%	595,000	619,717
04/15/2029	4.000%	590,000	599,939
Ascension Health Alliance
11/15/2046	3.945%	375,000	442,842
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,678,817
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.255%	2,963,000	2,993,342
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
06/06/2022	2.894%	295,000	303,467
12/15/2024	3.734%	158,000	173,742
05/15/2044	4.875%	1,555,000	1,858,408
05/20/2050	3.794%	549,000	609,843
Cardinal Health, Inc.
06/15/2024	3.079%	1,846,000	1,971,690
Cigna Corp.
07/15/2023	3.750%	2,564,000	2,758,802
11/15/2025	4.125%	2,149,000	2,418,308
02/25/2026	4.500%	587,000	674,619
03/01/2027	3.400%	2,190,000	2,420,855
10/15/2028	4.375%	2,000,000	2,333,048
08/15/2038	4.800%	3,445,000	4,273,044
07/15/2046	4.800%	2,400,000	2,989,120
12/15/2048	4.900%	5,344,000	6,755,279
03/15/2050	3.400%	1,800,000	1,836,751
CommonSpirit Health
10/01/2025	1.547%	3,000,000	3,037,986
10/01/2030	2.782%	1,485,000	1,542,801
11/01/2042	4.350%	500,000	564,372
CVS Health Corp.
07/20/2025	3.875%	1,007,000	1,120,131
03/25/2028	4.300%	2,620,000	3,017,106
02/28/2031	1.875%	6,165,000	5,944,846
07/20/2035	4.875%	1,000,000	1,231,841
03/25/2038	4.780%	8,749,000	10,677,616
04/01/2040	4.125%	1,970,000	2,241,509
08/21/2040	2.700%	1,033,000	981,366
07/20/2045	5.125%	946,000	1,196,371
03/25/2048	5.050%	12,541,000	15,858,255
DaVita, Inc.(a)
06/01/2030	4.625%	1,130,000	1,148,824
02/15/2031	3.750%	1,220,000	1,163,558
Dentsply Sirona, Inc.
06/01/2030	3.250%	1,499,000	1,602,697
DH Europe Finance II SARL
11/15/2024	2.200%	3,735,000	3,935,117
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	1,029,116
Encompass Health Corp.
02/01/2030	4.750%	370,000	391,824
04/01/2031	4.625%	885,000	940,266
HCA, Inc.
05/01/2023	4.750%	175,000	189,739
02/01/2025	5.375%	4,350,000	4,878,498
04/15/2025	5.250%	4,199,000	4,840,915
06/15/2026	5.250%	1,830,000	2,141,789
02/15/2027	4.500%	1,705,000	1,946,138
06/15/2029	4.125%	882,000	995,594
09/01/2030	3.500%	925,000	958,118
06/15/2039	5.125%	1,500,000	1,854,788

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	37

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2047	5.500%	1,935,000	2,480,194
06/15/2049	5.250%	3,525,000	4,429,748
Kaiser Foundation Hospitals
11/01/2049	3.266%	500,000	535,134
Laboratory Corp. of America Holdings
08/23/2022	3.750%	1,576,000	1,639,244
11/01/2023	4.000%	342,000	369,959
09/01/2024	3.250%	2,657,000	2,875,483
Mayo Clinic
11/15/2052	4.128%	750,000	929,147
McKesson Corp.
12/03/2025	0.900%	1,030,000	1,014,053
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	5,753,928
Methodist Hospital (The)
12/01/2050	2.705%	2,520,000	2,413,192
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	1,267,130
NYU Langone Hospitals
07/01/2042	4.428%	2,807,000	3,234,314
07/01/2043	5.750%	705,000	974,247
Partners Healthcare System, Inc.
07/01/2060	3.342%	1,290,000	1,333,584
Quest Diagnostics, Inc.
06/30/2031	2.800%	561,000	590,217
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	3,098,080
Smith & Nephew PLC
10/14/2030	2.032%	2,723,000	2,654,507
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	43,000	43,988
Tenet Healthcare Corp.
07/15/2024	4.625%	1,301,000	1,325,702
05/01/2025	5.125%	2,500,000	2,526,284
08/01/2025	7.000%	1,900,000	1,969,088
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	1,250,000	1,294,284
11/01/2027	5.125%	5,445,000	5,716,769
10/01/2028	6.125%	2,500,000	2,631,107
Texas Health Resources
11/15/2055	4.330%	700,000	863,632
Universal Health Services, Inc.(a)
10/15/2030	2.650%	2,485,000	2,464,943
Total			174,766,242
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/2036	6.625%	784,000	1,134,709
05/15/2042	4.500%	429,000	499,611
Anthem, Inc.
01/15/2044	5.100%	1,185,000	1,524,024
Centene Corp.(a)
08/15/2026	5.375%	400,000	421,158
Centene Corp.
12/15/2027	4.250%	4,030,000	4,195,777
12/15/2029	4.625%	1,175,000	1,267,778
02/15/2030	3.375%	1,200,000	1,233,207
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	599,000	608,114
06/01/2050	3.200%	279,000	275,827
Humana, Inc.
04/01/2025	4.500%	1,162,000	1,315,234
08/15/2029	3.125%	1,240,000	1,326,649
Molina Healthcare, Inc.
11/15/2022	5.375%	1,231,000	1,299,950
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	2,500,000	2,599,773
11/15/2030	3.875%	1,500,000	1,571,083
UnitedHealth Group, Inc.
08/15/2039	3.500%	641,000	707,081
07/15/2045	4.750%	460,000	585,180
05/15/2050	2.900%	3,750,000	3,694,518
Wellpoint, Inc.
08/15/2024	3.500%	4,089,000	4,456,665
Total			28,716,338
Healthcare REIT 0.2%
Diversified Healthcare Trust
06/15/2025	9.750%	3,175,000	3,574,498
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	440,000	481,213
03/15/2031	2.050%	1,280,000	1,237,078
Healthcare Trust of America Holdings LP
03/15/2031	2.000%	2,245,000	2,156,143
Healthpeak Properties, Inc.
01/15/2030	3.000%	1,870,000	1,990,144
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	2,350,000	2,392,923
National Health Investors, Inc.
02/01/2031	3.000%	985,000	958,720
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	1,063,656
02/01/2031	3.375%	3,575,000	3,662,080

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ventas Realty LP
09/30/2043	5.700%	234,000	293,715
Total			17,810,170
Home Construction 0.1%
Ashton Woods USA LLC/Finance Co.(a)
08/01/2025	6.750%	975,000	1,014,062
01/15/2028	6.625%	1,700,000	1,821,368
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,645,850
02/15/2030	4.875%	2,000,000	2,024,134
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,235,593
PulteGroup, Inc.
03/01/2026	5.500%	737,000	866,210
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,676,520
Total			13,283,737
Independent Energy 0.7%
Aker BP ASA(a)
01/15/2026	2.875%	2,875,000	2,975,503
01/15/2030	3.750%	3,235,000	3,428,181
Antero Resources Corp.
03/01/2025	5.000%	850,000	844,782
Apache Corp.
09/01/2040	5.100%	2,325,000	2,389,563
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	603,250
11/01/2027	9.000%	150,000	192,126
12/31/2028	8.250%	2,500,000	2,619,773
Burlington Resources LLC
10/15/2036	5.950%	275,000	381,445
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	940,158
02/01/2039	6.750%	300,000	402,909
Cimarex Energy Co.
05/15/2027	3.900%	955,000	1,052,879
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,931,568
ConocoPhillips(a)
02/15/2031	2.400%	1,830,000	1,857,158
Continental Resources, Inc.
04/15/2023	4.500%	385,000	395,400
06/01/2024	3.800%	1,683,000	1,722,212
01/15/2028	4.375%	3,700,000	3,891,265
Devon Energy Corp.
07/15/2041	5.600%	1,875,000	2,257,187
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
12/01/2024	2.875%	4,420,000	4,674,700
05/31/2025	4.750%	3,039,000	3,415,472
12/01/2026	3.250%	2,990,000	3,164,437
12/01/2029	3.500%	1,250,000	1,308,669
Hess Corp.
02/15/2041	5.600%	1,951,000	2,315,515
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	2,330,000	2,326,333
Newfield Exploration Co.
07/01/2024	5.625%	6,305,000	6,903,771
Occidental Petroleum Corp.(m)
10/10/2036	0.000%	14,950,000	7,439,204
Pioneer Natural Resources Co.
08/15/2030	1.900%	3,147,000	3,021,291
Range Resources Corp.
02/01/2026	9.250%	2,600,000	2,830,133
WPX Energy, Inc.
09/15/2024	5.250%	78,000	86,923
06/01/2026	5.750%	2,105,000	2,211,873
Total			68,583,680
Integrated Energy 0.4%
BP Capital Markets America, Inc.
11/28/2023	3.216%	734,000	785,045
04/14/2024	3.224%	989,000	1,061,767
04/06/2030	3.633%	537,000	600,194
08/10/2030	1.749%	614,000	592,952
06/04/2051	2.939%	484,000	442,802
02/08/2061	3.379%	6,302,000	6,060,939
BP Capital Markets PLC(j)
12/31/2059	4.875%	856,000	915,281
Cenovus Energy, Inc.
04/15/2027	4.250%	5,000,000	5,483,349
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,543,345
Chevron USA, Inc.
10/15/2029	3.250%	31,000	34,255
08/15/2047	4.950%	1,095,000	1,426,798
08/12/2050	2.343%	2,325,000	2,029,322
Exxon Mobil Corp.
03/19/2040	4.227%	1,660,000	1,908,438
03/19/2050	4.327%	2,532,000	2,983,665
04/15/2051	3.452%	5,440,000	5,592,448
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,078,359
Shell International Finance BV
05/11/2025	3.250%	821,000	895,182
05/11/2035	4.125%	825,000	968,217
05/11/2045	4.375%	1,000,000	1,195,669

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	39

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Total Capital International SA
06/29/2041	2.986%	1,013,000	1,023,260
Total			38,621,287
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a),(k)
06/15/2026	12.000%	1,090,315	844,721
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	763,000	770,588
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	925,000	855,197
Total			2,470,506
Life Insurance 0.8%
Aflac, Inc.
01/15/2049	4.750%	1,555,000	2,011,520
AIG Global Funding(a)
09/22/2025	0.900%	3,545,000	3,507,463
Athene Global Funding(a)
05/26/2023	2.800%	1,357,000	1,420,145
10/13/2023	1.200%	3,370,000	3,409,410
11/12/2026	2.950%	816,000	868,293
11/19/2030	2.550%	3,720,000	3,660,445
Brighthouse Financial, Inc.
06/22/2047	4.700%	1,997,000	2,092,222
Empower Finance 2020 LP(a)
09/17/2027	1.357%	407,000	402,112
Equitable Financial Life Global Funding(a)
08/27/2027	1.400%	2,665,000	2,622,629
Five Corners Funding Trust II(a)
05/15/2030	2.850%	2,140,000	2,272,847
GA Global Funding Trust(a)
01/15/2026	1.625%	1,390,000	1,404,696
Global Atlantic Fin Co.(a)
10/15/2029	4.400%	1,590,000	1,724,970
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	4,190,000	4,145,254
Guardian Life Global Funding(a)
04/26/2021	2.000%	3,465,000	3,475,026
11/19/2027	1.250%	991,000	974,835
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,387,016
Manulife Financial Corp.
05/19/2027	2.484%	1,125,000	1,185,169
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2050	3.375%	1,500,000	1,535,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I(a)
01/07/2031	1.550%	6,975,000	6,713,751
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,270,000	3,561,952
Nippon Life Insurance Co.(a),(j)
01/21/2051	2.750%	960,000	936,394
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	1,086,000	1,128,698
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	2,398,387
Principal Financial Group, Inc.
05/15/2023	3.125%	667,000	706,815
Principal Life Global Funding II(a)
01/12/2026	0.875%	6,125,000	6,022,675
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	4,195,000	4,525,425
05/07/2025	2.750%	4,340,000	4,582,133
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	2,568,818
05/15/2047	4.270%	4,785,000	5,527,350
05/15/2050	3.300%	3,980,000	4,028,818
Unum Group
12/15/2049	4.500%	2,985,000	3,064,037
Total			83,865,277
Lodging 0.1%
Choice Hotels International, Inc.
12/01/2029	3.700%	720,000	768,274
01/15/2031	3.700%	805,000	858,325
Marriott International, Inc.
12/01/2023	4.150%	3,885,000	4,193,705
10/15/2032	3.500%	3,400,000	3,595,697
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	2,350,000	2,400,614
Total			11,816,615
Media and Entertainment 0.5%
Activision Blizzard, Inc.
09/15/2050	2.500%	2,920,000	2,565,834
CBS Corp.
05/15/2033	5.500%	1,500,000	1,862,379
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	1,075,000	1,124,544
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	1,985,000	1,404,268

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discovery Communications LLC
03/20/2023	2.950%	1,543,000	1,617,840
09/20/2047	5.200%	2,609,000	3,211,785
05/15/2049	5.300%	2,065,000	2,575,862
05/15/2050	4.650%	2,890,000	3,349,301
Discovery Communications LLC(a)
09/15/2055	4.000%	1,298,000	1,330,686
Fox Corp.
04/08/2030	3.500%	2,989,000	3,256,456
Gray Television, Inc.(a)
05/15/2027	7.000%	2,150,000	2,349,090
Interpublic Group of Companies, Inc. (The)
10/01/2021	3.750%	891,000	908,585
04/15/2024	4.200%	693,000	765,862
03/01/2041	3.375%	5,400,000	5,524,202
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	18,000	18,045
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	984,000	986,826
Sinclair Television Group, Inc.(a)
02/15/2027	5.125%	2,415,000	2,396,869
TEGNA, Inc.(a)
03/15/2028	4.625%	625,000	639,695
TEGNA, Inc.
09/15/2029	5.000%	1,655,000	1,725,030
Viacom, Inc.
04/30/2036	6.875%	1,955,000	2,774,348
04/01/2044	5.250%	2,312,000	2,872,767
Walt Disney Co. (The)
01/13/2031	2.650%	1,260,000	1,321,851
03/15/2033	6.550%	1,000,000	1,415,579
05/13/2040	3.500%	636,000	695,384
01/13/2051	3.600%	4,230,000	4,615,135
05/13/2060	3.800%	394,000	444,032
Total			51,752,255
Metals and Mining 0.3%
Anglo American Capital PLC(a)
05/14/2025	4.875%	505,000	577,189
04/01/2030	5.625%	149,000	184,617
Freeport-McMoRan, Inc.
03/01/2030	4.250%	2,285,000	2,479,113
Glencore Funding LLC(a)
03/12/2024	4.125%	1,375,000	1,499,489
09/01/2030	2.500%	3,230,000	3,193,840
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,418,349
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newcrest Finance Pty Ltd.(a)
05/13/2030	3.250%	412,000	443,519
05/13/2050	4.200%	330,000	379,975
Newmont Corp.
10/01/2030	2.250%	3,215,000	3,206,164
Novelis Corp.(a)
01/30/2030	4.750%	2,280,000	2,376,544
Southern Copper Corp.
11/08/2022	3.500%	130,000	135,887
04/23/2025	3.875%	600,000	662,429
Steel Dynamics, Inc.
06/15/2025	2.400%	509,000	534,661
10/15/2027	1.650%	775,000	780,533
01/15/2031	3.250%	1,510,000	1,619,510
10/15/2050	3.250%	1,049,000	1,018,505
Teck Resources Ltd.
08/15/2040	6.000%	730,000	925,039
07/15/2041	6.250%	4,084,000	5,306,951
Vedanta Resources Finance II PLC(a),(c)
03/11/2025	8.950%	200,000	200,000
Total			26,942,314
Midstream 1.3%
AmeriGas Partners LP/Finance Corp.
05/20/2024	5.625%	2,850,000	3,153,937
08/20/2026	5.875%	2,300,000	2,597,321
Cheniere Corpus Christi Holdings LLC
11/15/2029	3.700%	1,035,000	1,119,565
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,827,106
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,565,776
Crestwood Midstream Partners LP/Finance Corp.
04/01/2025	5.750%	695,000	698,295
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	2,450,000	2,427,332
Enbridge, Inc.(j)
07/15/2080	5.750%	1,258,000	1,350,950
Energy Transfer Operating LP
06/01/2021	4.650%	395,000	395,103
03/15/2023	4.250%	1,890,000	2,002,272
01/15/2024	5.875%	2,575,000	2,885,518
06/01/2027	5.500%	1,758,000	2,056,715
06/15/2028	4.950%	1,000,000	1,139,261
05/15/2030	3.750%	6,000,000	6,338,967
04/15/2047	5.300%	1,656,000	1,788,897

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	41

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
03/15/2035	4.900%	170,000	184,545
06/15/2038	5.800%	670,000	766,342
10/01/2043	5.950%	280,000	319,862
03/15/2045	5.150%	2,220,000	2,361,826
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,500,000	2,710,020
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	543,415
02/15/2025	3.750%	600,000	659,200
05/15/2046	4.900%	1,400,000	1,655,539
Enterprise Products Operating LLC(j)
08/16/2077	4.875%	673,000	638,792
EQM Midstream Partners LP(a)
07/01/2025	6.000%	1,085,000	1,146,339
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	2.940%	450,000	444,065
Gray Oak Pipeline LLC(a)
10/15/2027	3.450%	340,000	351,943
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	500,000	553,784
03/15/2032	7.750%	635,000	905,405
09/01/2039	6.500%	1,000,000	1,302,659
Kinder Morgan, Inc.
02/15/2051	3.600%	5,135,000	4,939,960
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	338,740
Midwest Connector Capital Co., LLC(a)
04/01/2022	3.625%	3,900,000	3,950,581
MPLX LP
12/01/2024	4.875%	325,000	367,143
06/01/2025	4.875%	200,000	226,751
03/01/2026	1.750%	676,000	681,195
03/15/2028	4.000%	1,106,000	1,234,469
08/15/2030	2.650%	473,000	471,176
03/01/2047	5.200%	1,833,000	2,128,635
12/01/2047	5.200%	644,000	728,283
04/15/2048	4.700%	1,000,000	1,097,294
02/15/2049	5.500%	1,140,000	1,386,667
NGPL PipeCo LLC(a)
08/15/2022	4.375%	151,000	157,221
08/15/2027	4.875%	412,000	469,303
ONEOK, Inc.
09/15/2025	2.200%	525,000	539,617
07/13/2047	4.950%	2,050,000	2,193,518
03/15/2050	4.500%	6,830,000	6,899,738
01/15/2051	7.150%	1,035,000	1,397,879
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,399,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,875,000	2,077,258
12/15/2026	4.500%	3,600,000	3,984,981
12/15/2029	3.550%	1,506,000	1,541,134
06/01/2042	5.150%	2,308,000	2,324,781
02/15/2045	4.900%	1,094,000	1,095,963
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,435,000	2,604,300
05/15/2030	4.800%	1,500,000	1,560,878
Ruby Pipeline LLC(a)
04/01/2022	7.750%	1,886,364	1,648,040
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	4,565,000	5,309,782
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,764,669
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	228,637
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	25,000	27,032
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	1,875,000	1,998,703
01/15/2028	5.500%	142,000	142,140
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	531,476
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	1,030,245
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	304,000	326,993
03/15/2048	4.600%	4,875,000	5,623,194
Western Gas Partners LP
03/01/2048	5.300%	1,085,000	1,140,280
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,145,943
09/15/2025	4.000%	2,414,000	2,678,184
06/15/2027	3.750%	283,000	314,432
04/15/2040	6.300%	2,520,000	3,292,771
Williams Companies, Inc. (The)(c)
03/15/2031	2.600%	7,135,000	7,167,313
Williams Partners LP
03/04/2024	4.300%	2,787,000	3,048,885
Total			134,106,136
Natural Gas 0.1%
Atmos Energy Corp.
01/15/2031	1.500%	3,465,000	3,253,291
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,609,321
KeySpan Corp.
11/15/2030	8.000%	670,000	939,527

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource, Inc.
05/01/2030	3.600%	1,483,000	1,650,808
06/15/2041	5.950%	409,000	551,333
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	480,000	491,149
Promigas SA ESP/Gases del Pacifico SAC(a)
10/16/2029	3.750%	300,000	315,306
Sempra Energy
02/01/2038	3.800%	1,020,000	1,130,402
02/01/2048	4.000%	1,420,000	1,562,414
Sempra Energy(j)
12/31/2049	4.875%	792,000	841,080
Southern Co. Gas Capital Corp.
05/30/2047	4.400%	470,000	544,484
Washington Gas Light Co.
09/15/2049	3.650%	1,355,000	1,501,256
Total			14,390,371
Office REIT 0.3%
Alexandria Real Estate Equities, Inc.
05/18/2032	2.000%	1,311,000	1,276,621
05/18/2051	3.000%	5,731,000	5,480,337
Boston Properties LP
02/01/2023	3.850%	2,500,000	2,641,013
01/30/2031	3.250%	725,000	768,162
Columbia Property Trust Operating Partnership LP
04/01/2025	4.150%	172,000	182,753
08/15/2026	3.650%	323,000	336,372
Highwoods Realty LP
06/15/2021	3.200%	593,000	594,076
Hudson Pacific Properties LP
11/01/2027	3.950%	2,340,000	2,540,148
Kilroy Realty LP
12/15/2024	3.450%	721,000	776,643
Office Properties Income Trust
02/01/2025	4.500%	4,715,000	5,023,061
Piedmont Operating Partnership LP
08/15/2030	3.150%	3,028,000	3,016,108
SL Green Operating Partnership LP
10/15/2022	3.250%	6,055,000	6,276,883
Total			28,912,177
Oil Field Services 0.1%
Halliburton Co.
08/01/2023	3.500%	20,000	21,239
11/15/2025	3.800%	17,000	18,917
11/15/2035	4.850%	425,000	488,519
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	631,000	684,296
05/17/2028	3.900%	2,053,000	2,296,882
Schlumberger Investment SA(a)
08/01/2022	2.400%	850,000	868,907
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	924,375	885,806
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,115,000	1,046,487
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	933,600	904,836
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	549,000	577,198
Total			7,793,087
Other Financial Institutions 0.1%
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,648,532
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	4,020,193
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,150,000	1,186,209
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,694,469
Total			10,549,403
Other Industry 0.3%
AECOM
03/15/2027	5.125%	3,450,000	3,777,616
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,479,149
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	2,175,000	2,240,956
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	2,411,295
07/01/2116	3.885%	1,850,000	2,150,255
Northwestern University
12/01/2057	3.662%	1,350,000	1,603,733
PowerTeam Services LLC(a)
12/04/2025	9.033%	194,000	215,877
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	3,305,986
07/15/2056	3.300%	2,230,000	2,509,865
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	2,148,315

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	43

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
University of Southern California
10/01/2039	3.028%	4,525,000	4,750,789
Total			27,593,836
Other REIT 0.3%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	2,400,000	2,540,514
07/01/2024	4.125%	3,865,000	4,238,422
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,064,601
11/01/2030	2.150%	1,475,000	1,394,852
ESH Hospitality, Inc.(a)
10/01/2027	4.625%	4,363,000	4,429,658
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,123,069
02/01/2026	4.500%	520,000	568,943
Life Storage LP
12/15/2027	3.875%	2,000,000	2,261,407
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	2,150,000	2,330,550
Prologis LP
04/15/2050	3.000%	600,000	601,988
Public Storage
02/15/2026	0.875%	3,754,000	3,709,560
WP Carey, Inc.
02/01/2031	2.400%	729,000	731,878
04/01/2033	2.250%	4,080,000	3,969,581
Total			28,965,023
Packaging 0.2%
Ball Corp.
11/15/2023	4.000%	300,000	318,652
03/15/2026	4.875%	600,000	667,002
Berry Global Escrow Corp.(a)
07/15/2027	5.625%	1,440,000	1,531,462
Berry Global, Inc.
07/15/2023	5.125%	48,000	48,797
Berry Global, Inc.(a)
01/15/2026	1.570%	10,955,000	10,914,416
Berry Global. Inc.(a)
02/15/2024	0.950%	836,000	836,568
CCL Industries, Inc.(a)
06/01/2030	3.050%	1,000,000	1,045,575
OI European Group BV(a)
03/15/2023	4.000%	134,000	137,183
Sealed Air Corp.(a)
12/01/2027	4.000%	890,000	931,372
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Silgan Holdings, Inc.
02/01/2028	4.125%	2,350,000	2,437,414
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,785,000	2,913,406
Total			21,781,847
Paper 0.1%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,180,000	1,247,484
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	760,158
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	549,299
Georgia-Pacific LLC(a)
04/30/2030	2.300%	2,000,000	2,060,618
International Paper Co.
08/15/2047	4.400%	620,000	746,536
Inversiones CMPC SA(a)
04/04/2027	4.375%	1,025,000	1,145,209
Klabin Austria GmbH(a)
01/12/2031	3.200%	500,000	495,084
Suzano Austria GmbH
01/15/2029	6.000%	275,000	329,186
01/15/2030	5.000%	825,000	932,517
01/15/2031	3.750%	1,000,000	1,062,655
WRKCo, Inc.
06/15/2033	3.000%	843,000	890,711
Total			10,219,457
Pharmaceuticals 1.4%
AbbVie, Inc.
11/06/2022	2.900%	5,147,000	5,358,293
11/21/2022	2.300%	3,500,000	3,612,793
03/15/2025	3.800%	2,980,000	3,279,639
11/21/2026	2.950%	870,000	940,538
03/15/2035	4.550%	4,329,000	5,206,390
05/14/2035	4.500%	3,336,000	4,004,105
05/14/2036	4.300%	750,000	882,691
11/21/2039	4.050%	7,611,000	8,710,284
10/01/2042	4.625%	1,000,000	1,212,895
11/06/2042	4.400%	3,836,000	4,522,098
05/14/2045	4.700%	1,365,000	1,655,739
05/14/2046	4.450%	511,000	604,069
11/21/2049	4.250%	5,040,000	5,845,286
Amgen, Inc.
02/21/2025	1.900%	245,000	253,610
10/01/2041	4.950%	1,150,000	1,458,803

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	650,000	665,409
11/01/2025	5.500%	500,000	514,823
01/30/2028	5.000%	1,100,000	1,122,293
02/15/2029	6.250%	2,200,000	2,344,582
01/30/2030	5.250%	3,345,000	3,398,525
02/15/2031	5.250%	1,500,000	1,523,041
Bayer US Finance II LLC(a),(b)
3-month USD LIBOR + 0.630% 06/25/2021	0.881%	1,825,000	1,827,207
Bayer US Finance II LLC(a)
06/25/2021	3.500%	800,000	805,819
07/15/2024	3.375%	3,555,000	3,834,370
12/15/2025	4.250%	1,445,000	1,628,905
12/15/2028	4.375%	4,480,000	5,182,137
07/15/2034	4.200%	844,000	915,063
06/25/2038	4.625%	1,000,000	1,185,118
06/25/2048	4.875%	4,860,000	5,951,098
Bayer US Finance LLC(a)
10/08/2021	3.000%	2,067,000	2,099,691
10/08/2024	3.375%	520,000	565,353
Bristol-Myers Squibb Co.
08/15/2025	3.875%	326,000	365,962
11/13/2030	1.450%	588,000	565,449
06/15/2039	4.125%	1,372,000	1,655,393
05/15/2044	4.625%	555,000	710,025
08/15/2045	5.000%	865,000	1,152,505
11/15/2047	4.350%	2,060,000	2,519,310
02/20/2048	4.550%	395,000	498,416
10/26/2049	4.250%	985,000	1,200,567
11/13/2050	2.550%	588,000	542,862
Eli Lilly and Co.
09/15/2060	2.500%	1,154,000	1,025,505
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	1,275,000	1,295,782
Gilead Sciences, Inc.
09/29/2023	0.750%	501,000	501,904
02/01/2025	3.500%	376,000	409,683
02/01/2045	4.500%	395,000	471,375
10/01/2050	2.800%	386,000	356,058
Johnson & Johnson
09/01/2025	0.550%	528,000	522,193
09/01/2027	0.950%	532,000	524,010
12/05/2033	4.375%	1,975,000	2,462,875
03/03/2037	3.625%	2,280,000	2,664,329
01/15/2038	3.400%	2,790,000	3,136,699
09/01/2040	2.100%	662,000	620,568
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,593,355
Mylan, Inc.
04/15/2048	5.200%	4,503,000	5,358,651
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novartis Capital Corp.
08/14/2050	2.750%	1,650,000	1,629,808
Pfizer, Inc.
05/28/2040	2.550%	457,000	452,135
05/28/2050	2.700%	446,000	425,568
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	1,394,000	1,323,080
09/15/2050	2.800%	2,270,000	2,034,806
Royalty Pharma PLC(a)
09/02/2025	1.200%	400,000	398,104
09/02/2027	1.750%	507,000	507,554
09/02/2040	3.300%	3,328,000	3,359,330
09/02/2050	3.550%	5,025,000	4,946,383
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,640,000	2,786,184
Takeda Pharmaceutical Co., Ltd.
07/09/2040	3.025%	1,000,000	1,006,670
07/09/2050	3.175%	275,000	268,460
07/09/2060	3.375%	325,000	324,072
Upjohn, Inc.(a)
06/22/2040	3.850%	6,013,000	6,368,412
06/22/2050	4.000%	1,995,000	2,072,089
Total			140,166,798
Property & Casualty 0.5%
American Financial Group, Inc.
08/15/2026	3.500%	2,675,000	2,934,560
American International Group, Inc.
02/15/2024	4.125%	1,271,000	1,403,037
04/01/2026	3.900%	938,000	1,051,204
01/15/2035	3.875%	318,000	363,148
07/16/2044	4.500%	1,790,000	2,142,446
07/10/2045	4.800%	530,000	655,565
04/01/2048	4.750%	64,000	79,564
01/15/2055	4.375%	635,000	752,222
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,225,279
Arch Capital Group Ltd.
06/30/2050	3.635%	674,000	710,790
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,566,633
02/22/2030	3.700%	528,000	582,463
Berkshire Hathaway Finance Corp.
10/15/2030	1.450%	626,000	609,393
01/15/2049	4.250%	2,102,000	2,551,578
10/15/2050	2.850%	410,000	399,524
Berkshire Hathaway, Inc.
03/15/2026	3.125%	4,850,000	5,330,024
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	4,257,486

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	45

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	978,730
07/15/2048	7.200%	1,290,000	1,723,564
Farmers Exchange Capital II(a),(j)
Subordinated
11/01/2053	6.151%	2,700,000	3,462,675
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,391,541
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	313,000	430,433
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	275,000	297,812
10/15/2050	3.951%	2,973,000	3,282,596
Markel Corp.
05/20/2049	5.000%	5,095,000	6,675,883
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.507%	5,725,000	5,712,811
Travelers Companies, Inc. (The)
05/30/2047	4.000%	215,000	256,097
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,677,922
XLIT Ltd.
03/31/2045	5.500%	613,000	821,642
Subordinated
03/31/2025	4.450%	1,887,000	2,132,110
Total			56,458,732
Railroads 0.1%
Burlington Northern Santa Fe LLC
03/15/2043	4.450%	315,000	388,288
09/01/2043	5.150%	989,000	1,325,331
08/01/2046	3.900%	1,440,000	1,660,108
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	620,915
CSX Corp.
05/30/2042	4.750%	500,000	626,151
08/01/2054	4.500%	245,000	300,375
11/01/2066	4.250%	2,500,000	3,002,433
Kansas City Southern
05/01/2050	3.500%	3,280,000	3,394,919
Norfolk Southern Corp.
08/01/2025	3.650%	607,000	669,990
Total			11,988,510
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.1%
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,000,354
04/01/2024	5.125%	1,225,000	1,238,455
05/01/2025	4.700%	601,000	683,386
09/15/2054	5.000%	328,000	367,264
Phillips 66
02/15/2024	0.900%	345,000	345,383
Valero Energy Corp.
04/15/2025	2.850%	2,292,000	2,418,014
Total			6,052,856
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
02/15/2029	3.500%	1,250,000	1,230,378
10/15/2030	4.000%	2,445,000	2,384,267
Brinker International, Inc.(a)
10/01/2024	5.000%	3,025,000	3,144,682
McDonald’s Corp.
05/01/2043	3.625%	165,000	179,691
09/01/2049	3.625%	1,545,000	1,662,662
Total			8,601,680
Retail REIT 0.1%
Kimco Realty Corp.
11/01/2022	3.400%	290,000	302,733
03/01/2024	2.700%	2,158,000	2,275,423
10/01/2049	3.700%	1,307,000	1,365,470
Regency Centers LP
06/15/2030	3.700%	853,000	940,132
Retail Properties of America, Inc.
09/15/2030	4.750%	716,000	775,033
Scentre Group Trust(a),(j)
09/24/2080	5.125%	650,000	673,572
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	845,000	917,731
Simon Property Group LP
02/01/2028	1.750%	3,531,000	3,485,951
Spirit Realty LP(c)
03/15/2028	2.100%	1,535,000	1,517,702
Total			12,253,747
Retailers 0.3%
Academy Ltd.(a)
11/15/2027	6.000%	1,175,000	1,238,342
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	2,100,000	2,161,311
07/26/2027	3.550%	2,000,000	2,204,888

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asbury Automotive Group, Inc.
03/01/2030	4.750%	2,325,000	2,444,748
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,363,415
10/01/2025	4.500%	2,465,000	2,762,229
AutoZone, Inc.
04/21/2026	3.125%	415,000	450,512
01/15/2031	1.650%	1,175,000	1,116,062
Best Buy Co., Inc.
10/01/2030	1.950%	1,000,000	967,172
Falabella SA(a)
10/30/2027	3.750%	450,000	487,985
Home Depot, Inc. (The)
04/15/2040	3.300%	1,105,000	1,203,921
12/06/2048	4.500%	784,000	988,511
L Brands, Inc.
10/15/2023	5.625%	400,000	433,082
Lowe’s Companies, Inc.
10/15/2030	1.700%	429,000	412,487
Lowe’s Companies, Inc.
05/03/2047	4.050%	400,000	455,386
Michaels Stores, Inc.(a)
10/01/2027	4.750%	1,175,000	1,201,397
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	2,000,000	2,062,041
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,725,952
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	1,560,000	1,782,623
Total			28,462,064
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,421,230
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	755,000	804,022
03/15/2029	3.500%	1,725,000	1,656,238
C&S Group Enterprises LLC(a)
12/15/2028	5.000%	2,700,000	2,667,491
Kroger Co. (The)
04/15/2042	5.000%	969,000	1,216,978
01/15/2048	4.650%	2,161,000	2,614,776
Total			11,380,735
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supranational 0.2%
Corporación Andina de Fomento
09/27/2021	2.125%	4,455,000	4,494,930
06/15/2022	4.375%	400,000	418,996
01/06/2023	2.750%	3,000,000	3,115,947
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,098,634
07/15/2027	6.750%	4,000,000	5,240,883
International Bank for Reconstruction & Development(m)
09/17/2030	0.000%	1,550,000	1,286,472
North American Development Bank
10/26/2022	2.400%	514,000	529,003
Total			18,184,865
Technology 1.7%
Alphabet, Inc.
08/15/2040	1.900%	1,365,000	1,227,590
08/15/2050	2.050%	4,640,000	3,998,879
Analog Devices, Inc.
12/05/2026	3.500%	89,000	99,191
Apple, Inc.
02/09/2027	3.350%	635,000	706,600
02/08/2031	1.650%	500,000	488,121
09/12/2047	3.750%	2,255,000	2,569,525
11/13/2047	3.750%	2,430,000	2,765,598
05/11/2050	2.650%	6,095,000	5,737,640
02/08/2051	2.650%	8,205,000	7,693,227
08/20/2060	2.550%	1,284,000	1,136,440
02/08/2061	2.800%	1,220,000	1,138,974
Automatic Data Processing, Inc.
09/01/2030	1.250%	753,000	713,463
Boxer Parent Co., Inc.(a)
03/01/2026	9.125%	2,500,000	2,664,291
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	440,000	473,725
Broadcom, Inc.
10/15/2024	3.625%	2,225,000	2,425,175
11/15/2025	3.150%	1,635,000	1,759,308
09/15/2026	3.459%	6,436,000	6,982,492
04/15/2029	4.750%	2,700,000	3,092,288
04/15/2030	5.000%	4,020,000	4,680,954
11/15/2030	4.150%	1,525,000	1,684,891
Broadcom, Inc.(a)
02/15/2031	2.450%	3,770,000	3,664,830
02/15/2041	3.500%	957,000	950,251
CDW LLC/Finance Corp.
02/15/2029	3.250%	1,530,000	1,506,035
Citrix Systems, Inc.
03/01/2026	1.250%	597,000	594,672

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	47

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	2,773,000	2,820,516
03/15/2027	5.000%	2,360,000	2,312,135
Corning, Inc.
11/15/2079	5.450%	465,000	597,993
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	870,000	1,039,766
DXC Technology Co.
04/15/2025	4.125%	735,000	803,123
Everi Payments, Inc.(a)
12/15/2025	7.500%	1,161,000	1,204,262
Fidelity National Information Services, Inc.(c)
03/01/2026	1.150%	4,250,000	4,230,706
03/01/2031	2.250%	632,000	627,779
03/01/2041	3.100%	3,520,000	3,570,679
Fiserv, Inc.
07/01/2024	2.750%	725,000	770,853
Flex Ltd.
06/15/2029	4.875%	2,410,000	2,785,393
Fortinet, Inc.(c)
03/15/2031	2.200%	755,000	754,599
Gartner, Inc.(a)
10/01/2030	3.750%	2,500,000	2,530,116
Genpact Luxembourg SARL
04/01/2022	3.700%	3,425,000	3,534,488
Global Payments, Inc.
02/15/2025	2.650%	3,000,000	3,173,564
03/01/2026	1.200%	1,262,000	1,252,521
Hewlett Packard Enterprise Co.
10/01/2024	4.650%	3,425,000	3,855,517
Hewlett-Packard Enterprise Co.
10/05/2021	3.500%	155,000	157,537
Infor, Inc.(a)
07/15/2023	1.450%	2,529,000	2,572,162
Intel Corp.
11/15/2049	3.250%	4,411,000	4,581,509
03/25/2050	4.750%	1,540,000	1,996,147
02/15/2060	3.100%	475,000	471,211
03/25/2060	4.950%	620,000	851,175
International Business Machines Corp.
05/15/2026	3.300%	2,000,000	2,203,947
05/15/2050	2.950%	732,000	709,434
J2 Global, Inc.(a)
10/15/2030	4.625%	2,355,000	2,442,866
Juniper Networks, Inc.
12/10/2025	1.200%	1,430,000	1,428,997
Leidos, Inc.(a)
02/15/2031	2.300%	845,000	827,505
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marvell Technology Group Ltd.
06/22/2023	4.200%	3,740,000	4,023,182
Microchip Technology, Inc.
06/01/2021	3.922%	1,845,000	1,861,030
Microchip Technology, Inc.(a)
09/01/2023	2.670%	6,284,000	6,580,089
02/15/2024	0.972%	345,000	346,402
Microsoft Corp.
08/08/2026	2.400%	1,758,000	1,878,976
11/03/2045	4.450%	811,000	1,064,083
08/08/2046	3.700%	2,500,000	2,946,099
06/01/2050	2.525%	632,000	594,741
02/12/2055	4.000%	960,000	1,194,070
02/06/2057	4.500%	3,330,000	4,550,991
NetApp, Inc.
06/22/2025	1.875%	2,397,000	2,470,237
NVIDIA Corp.
04/01/2040	3.500%	467,000	516,258
04/01/2060	3.700%	480,000	537,177
NXP BV/Funding LLC(a)
03/01/2026	5.350%	1,056,000	1,241,641
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	415,000	451,344
ON Semiconductor Corp.(a)
09/01/2028	3.875%	120,000	125,147
Oracle Corp.
04/01/2040	3.600%	1,798,000	1,941,563
11/15/2047	4.000%	1,557,000	1,734,247
Panasonic Corp.(a)
07/19/2022	2.536%	3,975,000	4,078,240
PayPal Holdings, Inc.
10/01/2026	2.650%	1,000,000	1,075,163
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,480,106
Seagate HDD Cayman(a)
07/15/2029	3.125%	75,000	72,077
07/15/2031	3.375%	2,500,000	2,426,845
Sensata Technologies, Inc.(a)
02/15/2031	3.750%	2,325,000	2,333,714
ServiceNow, Inc.
09/01/2030	1.400%	2,660,000	2,475,350
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	500,000	527,918
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	2,575,000	2,641,232
Tencent Holdings Ltd.(a)
06/03/2030	2.390%	1,000,000	991,815

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TSMC Global Ltd.(a)
09/28/2025	0.750%	675,000	663,607
09/28/2027	1.000%	715,000	695,863
Western Union Co. (The)
06/09/2023	4.250%	5,260,000	5,664,732
Western Union Co. (The)(c)
03/15/2026	1.350%	4,255,000	4,222,016
Total			177,266,615
Tobacco 0.4%
Altria Group, Inc.
02/14/2026	4.400%	819,000	931,796
02/14/2029	4.800%	92,000	107,950
05/06/2030	3.400%	1,280,000	1,370,833
02/04/2032	2.450%	596,000	578,919
02/14/2039	5.800%	310,000	385,529
02/04/2041	3.400%	3,910,000	3,676,028
02/14/2049	5.950%	308,000	392,839
02/04/2051	3.700%	7,432,000	6,971,775
BAT Capital Corp.
09/06/2026	3.215%	750,000	804,958
08/15/2027	3.557%	25,000	27,138
03/25/2028	2.259%	3,331,000	3,329,207
03/25/2031	2.726%	2,373,000	2,347,363
09/25/2040	3.734%	583,000	566,319
08/15/2047	4.540%	5,800,000	5,950,670
Imperial Brands Finance PLC(a)
07/21/2022	3.750%	1,007,000	1,044,395
Philip Morris International, Inc.
08/21/2042	3.875%	569,000	620,967
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,479,597
08/04/2041	7.000%	1,170,000	1,562,519
09/15/2043	6.150%	520,000	648,071
08/15/2045	5.850%	5,680,000	6,762,116
Total			39,558,989
Transportation Services 0.4%
Element Fleet Management Corp.(a)
06/15/2025	3.850%	2,795,000	2,954,097
ENA Master Trust(a)
05/19/2048	4.000%	375,000	397,746
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,784,964
12/01/2026	3.300%	3,435,000	3,781,238
03/15/2042	5.625%	1,689,000	2,297,282
11/01/2046	4.200%	1,041,000	1,215,417
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FedEx Corp.
01/15/2024	4.000%	2,500,000	2,740,503
05/15/2030	4.250%	508,000	591,181
02/01/2035	3.900%	392,000	445,826
02/15/2048	4.050%	1,257,000	1,381,430
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	764,000	747,704
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	874,000	868,723
Penske Truck Leasing Co., LP/Finance Corp.(a)
04/01/2021	3.300%	2,000,000	2,002,679
02/01/2022	3.375%	1,200,000	1,226,337
08/01/2023	4.125%	5,245,000	5,666,194
07/15/2025	4.000%	905,000	1,008,245
01/29/2026	4.450%	1,120,000	1,274,981
Ryder System, Inc.
06/09/2023	3.750%	1,609,000	1,723,637
12/01/2023	3.875%	2,315,000	2,513,441
06/01/2025	4.625%	2,395,000	2,725,242
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,776,605
XPO Logistics, Inc.(a)
05/01/2025	6.250%	2,345,000	2,518,068
Total			42,641,540
Treasury 0.0%
Argentine Republic Government International Bond(j)
07/09/2030	0.125%	7,968,513	2,906,849
Romanian Government International Bond(a)
02/14/2031	3.000%	550,000	559,861
Saudi Government International Bond(a)
10/22/2030	3.250%	1,055,000	1,135,477
Total			4,602,187
Wireless 0.8%
America Movil SAB de CV
07/16/2022	3.125%	200,000	207,043
American Tower Corp.
02/15/2024	5.000%	665,000	745,925
Crown Castle International Corp.
07/15/2026	1.050%	416,000	407,226
04/01/2041	2.900%	1,714,000	1,618,836
07/01/2050	4.150%	375,000	415,337
Digicel Group 0.5 Ltd.(k)
04/01/2024	10.000%	304,399	299,845
Digicel Group 0.5 Ltd.(a),(k)
04/01/2025	8.000%	95,474	77,791

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	49

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Digicel Holdings Bermuda Ltd./International Finance Ltd.(a)
05/25/2024	8.750%	700,000	733,274
Digicel International Finance Ltd./Holdings Bermuda Ltd.(a)
05/25/2024	8.750%	2,425,000	2,540,008
Millicom International Cellular SA(a)
04/27/2031	4.500%	500,000	534,945
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,655,051
Sprint Capital Corp.
11/15/2028	6.875%	1,625,000	2,055,889
03/15/2032	8.750%	275,000	408,846
Sprint Corp.
09/15/2023	7.875%	3,216,000	3,712,845
06/15/2024	7.125%	5,225,000	6,023,332
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	2,551,875	2,573,243
03/20/2025	4.738%	7,340,000	7,944,053
03/20/2028	5.152%	3,085,000	3,581,463
T-Mobile U.S.A., Inc.
04/15/2025	5.125%	2,000,000	2,035,614
T-Mobile USA, Inc.
03/01/2023	6.000%	524,000	525,941
04/15/2024	6.000%	837,000	843,096
02/01/2028	4.750%	961,000	1,016,789
T-Mobile USA, Inc.(a)
02/15/2026	1.500%	1,325,000	1,325,324
04/15/2027	3.750%	2,154,000	2,378,884
02/15/2028	2.050%	1,607,000	1,603,845
04/15/2030	3.875%	4,868,000	5,376,363
02/15/2031	2.550%	1,485,000	1,484,163
04/15/2040	4.375%	5,928,000	6,716,304
02/15/2041	3.000%	4,880,000	4,634,389
04/15/2050	4.500%	1,020,000	1,147,828
02/15/2051	3.300%	7,291,000	6,833,697
11/15/2060	3.600%	755,000	723,952
Vodafone Group PLC
02/19/2043	4.375%	1,766,000	2,043,911
05/30/2048	5.250%	2,440,000	3,147,493
06/19/2049	4.875%	3,295,000	4,044,710
09/17/2050	4.250%	370,000	416,186
06/19/2059	5.125%	611,000	782,534
Total			83,615,975
Wirelines 1.2%
AT&T, Inc.
02/01/2028	1.650%	1,231,000	1,210,897
06/01/2031	2.750%	1,389,000	1,410,202
02/01/2032	2.250%	825,000	790,830
05/15/2035	4.500%	1,110,000	1,276,994
03/01/2037	5.250%	2,205,000	2,726,789
03/01/2039	4.850%	1,086,000	1,279,570
06/01/2041	3.500%	684,000	687,685
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/01/2043	3.100%	1,717,000	1,614,261
05/15/2046	4.750%	2,220,000	2,561,483
06/01/2051	3.650%	3,810,000	3,681,521
AT&T, Inc.(a)
09/15/2053	3.500%	10,437,000	9,589,192
09/15/2055	3.550%	3,950,000	3,625,943
12/01/2057	3.800%	12,922,000	12,305,674
09/15/2059	3.650%	6,464,000	5,968,926
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	412,255
CenturyLink, Inc.
06/15/2021	6.450%	2,000,000	2,025,545
12/01/2023	6.750%	2,925,000	3,246,375
Deutsche Telekom AG(a)
01/21/2050	3.625%	520,000	551,519
Embarq Corp.
06/01/2036	7.995%	1,350,000	1,604,961
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	2,465,000	2,453,171
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,225,000	1,261,525
GCI LLC(a)
10/15/2028	4.750%	1,175,000	1,216,540
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,925,000	2,072,352
09/15/2027	4.625%	2,961,000	3,066,533
11/15/2029	3.875%	2,890,000	3,135,503
Network i2i Ltd.(a),(c),(j)
12/31/2049	3.975%	1,200,000	1,196,955
NTT Finance Corp.(a),(c)
04/03/2026	1.162%	5,535,000	5,509,730
Qwest Corp.
12/01/2021	6.750%	2,375,000	2,464,879
09/15/2025	7.250%	3,978,000	4,750,686
Telecom Italia Capital SA
06/04/2038	7.721%	1,700,000	2,281,471
Verizon Communications, Inc.
02/15/2025	3.376%	2,622,000	2,863,919
12/03/2029	4.016%	530,000	607,361
08/10/2033	4.500%	3,130,000	3,736,848
11/01/2034	4.400%	2,000,000	2,375,262
01/15/2036	4.272%	8,870,000	10,316,135
11/20/2040	2.650%	4,113,000	3,841,356
08/21/2046	4.862%	2,265,000	2,797,851
09/15/2048	4.522%	1,570,000	1,861,792
03/22/2050	4.000%	290,000	318,818
11/20/2050	2.875%	8,067,000	7,344,057
11/20/2060	3.000%	553,000	496,797

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.(a)
10/30/2056	2.987%	369,000	334,172
Total			122,874,335
Total Corporate Bonds & Notes (Cost $3,289,320,003)			3,431,590,980

Foreign Government Obligations(n),(o) 2.8%

Argentina 0.1%
Argentine Republic Government International Bond
07/09/2029	1.000%	771,979	305,977
Argentine Republic Government International Bond(j)
07/09/2035	0.125%	1,694,235	542,510
01/09/2038	0.125%	4,472,500	1,663,824
Provincia de Buenos Aires(a),(l)
06/09/2021	0.000%	3,370,000	1,125,328
02/15/2023	0.000%	1,070,000	352,301
Total			3,989,940
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	650,000	777,605
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	1,130,026
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,030,000	2,206,227
Brazilian Government International Bond
04/07/2026	6.000%	225,000	261,736
01/13/2028	4.625%	1,650,000	1,783,787
05/30/2029	4.500%	2,000,000	2,125,646
06/12/2030	3.875%	2,050,000	2,046,436
01/20/2034	8.250%	150,000	201,066
01/07/2041	5.625%	800,000	844,204
Centrais Eletricas Brasileiras SA(a)
02/04/2025	3.625%	1,175,000	1,195,449
Total			10,664,551
Canada 0.1%
Province of British Columbia
09/01/2036	7.250%	2,000,000	3,203,619
Province of Manitoba
06/22/2026	2.125%	300,000	316,658
Province of Quebec(j)
02/27/2026	7.140%	1,230,000	1,578,653
03/02/2026	7.485%	2,000,000	2,637,540
Total			7,736,470
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond
01/31/2031	2.450%	200,000	203,756
01/27/2032	2.550%	450,000	458,741
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	499,000	528,768
Corporación Nacional del Cobre de Chile(a)
09/16/2025	4.500%	500,000	566,415
08/01/2027	3.625%	740,000	810,067
11/04/2044	4.875%	200,000	236,037
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	811,106
11/06/2029	5.250%	450,000	522,117
Total			4,137,007
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	605,000	669,691
04/25/2027	3.875%	1,300,000	1,403,157
03/15/2029	4.500%	250,000	276,744
01/30/2030	3.000%	200,000	199,094
04/15/2031	3.125%	322,000	320,612
06/15/2045	5.000%	1,569,000	1,702,229
05/15/2049	5.200%	826,000	925,746
Ecopetrol SA
04/29/2030	6.875%	2,000,000	2,454,164
Total			7,951,437
Croatia 0.0%
Croatia Government International Bond(a)
04/04/2023	5.500%	500,000	550,608
01/26/2024	6.000%	500,000	574,851
01/26/2024	6.000%	300,000	344,911
Total			1,470,370
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	100,000	110,054
01/27/2025	5.500%	100,000	110,054
01/29/2026	6.875%	1,000,000	1,166,824
01/25/2027	5.950%	450,000	507,344
07/19/2028	6.000%	1,400,000	1,589,583
07/19/2028	6.000%	275,000	312,239
01/30/2030	4.500%	2,653,000	2,697,029
09/23/2032	4.875%	1,000,000	1,015,298
09/23/2032	4.875%	600,000	609,179
Total			8,117,604

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	51

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Government International Bond(a)
02/21/2023	5.577%	650,000	678,325
01/31/2027	7.500%	2,750,000	3,106,072
02/21/2028	6.588%	600,000	639,760
03/01/2029	7.600%	300,000	331,759
02/16/2031	5.875%	250,000	242,381
05/29/2032	7.625%	1,350,000	1,445,064
Total			6,443,361
France 0.0%
Dexia Credit Local SA(a)
09/26/2023	3.250%	1,500,000	1,606,128
Gabon 0.0%
Gabon Government International Bond(a)
02/06/2031	6.625%	320,000	314,936
Ghana 0.0%
Ghana Government International Bond(a)
02/11/2027	6.375%	3,200,000	3,303,215
Hong Kong 0.0%
CNAC HK Finbridge Co., Ltd.(a)
03/14/2028	5.125%	450,000	490,132
06/19/2029	3.875%	200,000	202,084
Total			692,216
Hungary 0.0%
Hungary Government International Bond
11/22/2023	5.750%	2,000,000	2,271,871
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	921,008
02/01/2028	3.875%	1,025,000	1,105,903
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	649,329
Total			2,676,240
Indonesia 0.2%
Indonesia Government International Bond
02/14/2030	2.850%	560,000	576,814
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,491,557
07/18/2047	4.750%	1,000,000	1,147,216
Lembaga Pembiayaan Ekspor Indonesia(a)
04/06/2024	3.875%	1,450,000	1,558,455
Perusahaan Penerbit SBSN Indonesia III(a)
03/01/2028	4.400%	500,000	565,726
02/20/2029	4.450%	1,400,000	1,594,984
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Hutama Karya Persero(a)
05/11/2030	3.750%		800,000	861,178
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		770,000	943,707
PT Pertamina Persero(a)
01/21/2030	3.100%		625,000	636,999
08/25/2030	3.100%		2,174,000	2,211,872
02/09/2031	2.300%		1,200,000	1,136,292
05/20/2043	5.625%		250,000	291,153
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%		525,000	579,290
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		5,000,000	5,430,325
05/21/2028	5.450%		2,000,000	2,342,308
05/21/2028	5.450%		500,000	585,577
01/25/2029	5.375%		200,000	233,064
Total				22,186,517
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%		3,100,000	3,521,752
Italy 0.2%
Republic of Italy
09/27/2023	6.875%		6,350,000	7,326,235
Republic of Italy Government International Bond
10/17/2029	2.875%		1,700,000	1,737,328
06/15/2033	5.375%		8,270,000	10,299,031
Total				19,362,594
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	675,000	814,971
Ivory Coast Government International Bond(a),(j)
12/31/2032	5.750%		989,723	992,796
Total				1,807,767
Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%		600,000	637,900
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%		1,600,000	1,641,257
03/12/2024	3.000%		400,000	428,513
Total				2,707,670
Jordan 0.0%
Jordan Government International Bond(a)
07/07/2030	5.850%		500,000	533,558

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%	950,000	1,075,870
04/19/2027	4.750%	1,725,000	1,978,072
04/19/2027	4.750%	300,000	344,013
04/24/2030	5.375%	2,362,000	2,806,399
04/24/2030	5.375%	500,000	594,072
04/19/2047	5.750%	779,000	915,632
Total			7,714,058
Kenya 0.0%
Kenya Government International Bond(a)
05/22/2027	7.000%	400,000	443,019
Malaysia 0.0%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	400,000	440,691
Marshall Islands 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,164,000	1,478,300
Mexico 0.4%
Banco Nacional de Comercio Exterior SNC(a),(j)
Subordinated
08/11/2026	3.800%	400,000	400,170
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,461,837
07/31/2047	5.500%	2,150,000	2,031,506
Mexico Government International Bond
04/22/2029	4.500%	1,500,000	1,685,717
05/24/2031	2.659%	2,728,000	2,612,173
05/24/2061	3.771%	550,000	487,326
04/19/2071	3.750%	750,000	647,692
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	45,844
Petroleos Mexicanos
12/20/2022	1.700%	205,000	204,171
08/04/2026	6.875%	2,750,000	2,946,699
03/13/2027	6.500%	15,903,000	16,608,943
01/23/2029	6.500%	625,000	627,672
01/28/2031	5.950%	3,300,000	3,184,177
06/15/2035	6.625%	1,850,000	1,770,727
01/23/2045	6.375%	940,000	802,529
01/23/2046	5.625%	300,000	242,607
09/21/2047	6.750%	5,135,000	4,502,067
02/12/2048	6.350%	770,000	655,628
01/23/2050	7.690%	1,736,000	1,648,903
01/28/2060	6.950%	800,000	704,793
Petroleos Mexicanos(a)
10/16/2025	6.875%	950,000	1,031,476
Total			44,302,657
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2027	2.375%	1,300,000	1,286,182
12/15/2032	3.000%	1,350,000	1,314,987
12/15/2050	4.000%	350,000	331,139
Total			2,932,308
Netherlands 0.2%
Petrobras Global Finance BV
05/23/2026	8.750%	400,000	514,603
01/17/2027	7.375%	4,350,000	5,311,454
02/01/2029	5.750%	3,900,000	4,366,427
01/15/2030	5.093%	582,000	616,536
01/03/2031	5.600%	4,000,000	4,315,174
03/19/2049	6.900%	4,840,000	5,423,263
Total			20,547,457
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	897,664
11/18/2049	3.250%	1,540,000	1,565,753
Total			2,463,417
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	800,000	883,840
10/28/2032	7.375%	2,000,000	2,254,080
Total			3,137,920
Panama 0.1%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	848,578
Panama Government International Bond
03/16/2025	3.750%	200,000	217,768
01/23/2030	3.160%	1,350,000	1,411,236
01/26/2036	6.700%	840,000	1,134,892
Total			3,612,474
Paraguay 0.0%
Paraguay Government International Bond(a)
01/29/2033	2.739%	431,000	412,682
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%	400,000	451,250
09/28/2027	2.400%	600,000	606,564
Peruvian Government International Bond
08/25/2027	4.125%	1,272,000	1,443,386
06/20/2030	2.844%	790,000	820,077
12/01/2032	1.862%	825,000	773,867
03/14/2037	6.550%	1,785,000	2,479,515

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	53

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
11/18/2050	5.625%		150,000	207,452
12/01/2060	2.780%		600,000	511,822
Petroleos del Peru SA(a)
06/19/2032	4.750%		3,150,000	3,463,418
Total				10,757,351
Philippines 0.0%
Philippine Government International Bond
01/14/2029	3.750%		1,100,000	1,237,287
01/15/2032	6.375%		400,000	549,269
10/23/2034	6.375%		275,000	384,153
Total				2,170,709
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%		300,000	315,829
Qatar 0.1%
Qatar Government International Bond(a)
04/23/2028	4.500%		1,106,000	1,312,251
06/02/2046	4.625%		642,000	778,872
04/23/2048	5.103%		1,910,000	2,468,093
Total				4,559,216
Romania 0.1%
Romanian Government International Bond(a)
08/22/2023	4.375%		150,000	163,278
12/02/2040	2.625%	EUR	500,000	594,539
06/15/2048	5.125%		4,400,000	5,058,646
Total				5,816,463
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		800,000	903,156
Gazprom PJSC Via Gaz Capital SA(a)
03/23/2027	4.950%		400,000	451,009
Gazprom PJSC via Gaz Finance PLC(a)
01/27/2029	2.950%		750,000	737,267
02/25/2030	3.250%		3,400,000	3,386,406
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%		200,000	219,681
05/27/2026	4.750%		1,600,000	1,837,278
06/23/2027	4.250%		1,200,000	1,357,548
03/21/2029	4.375%		600,000	679,628
04/04/2042	5.625%		800,000	1,012,688
Total				10,584,661
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	1,000,000	982,308
04/16/2039	4.250%	200,000	222,743
11/24/2050	3.250%	600,000	559,688
Saudi Government International Bond(a)
04/17/2025	4.000%	1,675,000	1,862,724
03/04/2028	3.625%	400,000	442,784
04/17/2030	4.500%	750,000	882,806
02/03/2032	2.750%	300,000	307,447
02/02/2033	2.250%	1,300,000	1,253,684
10/26/2046	4.500%	230,000	261,485
01/21/2055	3.750%	200,000	200,942
02/02/2061	3.450%	575,000	545,238
Total			7,521,849
Serbia 0.0%
Serbia International Bond(a)
12/01/2030	2.125%	2,870,000	2,720,333
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	200,000	208,580
02/11/2025	7.125%	950,000	995,026
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,225,000	1,218,051
09/30/2029	4.850%	3,525,000	3,571,236
09/30/2049	5.750%	650,000	602,260
South Africa Government International Bond
01/17/2024	4.665%	1,100,000	1,168,053
Total			7,763,206
South Korea 0.0%
Korea Development Bank (The)
09/14/2022	3.000%	200,000	207,973
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,406,936
03/23/2023	3.250%	680,000	677,100
02/05/2025	7.375%	1,479,000	1,641,697
10/14/2025	6.375%	400,000	430,004
10/09/2026	4.875%	2,275,000	2,279,701
Turkiye Vakiflar Bankasi TAO(a)
02/05/2025	5.250%	500,000	500,383
01/08/2026	6.500%	800,000	833,184
Total			9,769,005

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2021	7.750%	2,710,000	2,760,890
09/01/2022	7.750%	2,410,000	2,534,300
02/01/2024	8.994%	1,400,000	1,554,389
09/01/2025	7.750%	3,050,000	3,316,761
11/01/2028	9.750%	3,850,000	4,572,833
Total			14,739,173
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,129,000	1,175,761
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	841,334
DP World Ltd.(a)
07/02/2037	6.850%	300,000	396,720
Total			2,413,815
United Kingdom 0.0%
Gazprom PJSC via Gaz Finance PLC(a),(j)
12/31/2049	4.599%	2,425,000	2,492,166
United States 0.0%
Citgo Holding, Inc.(a)
08/01/2024	9.250%	375,000	369,085
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	615,000	711,925
04/20/2055	4.975%	1,000,000	1,230,796
Total			1,942,721
Virgin Islands 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	428,033
04/28/2025	3.250%	300,000	321,025
Total			749,058
Total Foreign Government Obligations (Cost $276,094,108)			285,780,431

Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports(p)
Revenue Bonds
Senior Series 2020C
05/15/2039	5.000%	1,175,000	1,476,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(p)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	1,100,000	1,315,226
Greater Orlando Aviation Authority(p)
Revenue Bonds
Series 2019A
10/01/2049	4.000%	1,055,000	1,165,638
Total			3,957,674
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	6,225,711
University of Texas System (The)
Revenue Bonds
Taxable Permanent University Fund
Series 2017
07/01/2047	3.376%	3,025,000	3,411,444
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	867,651
Total			10,504,806
Hospital 0.1%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,650,000	5,939,506
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	4,285,285
Unlimited General Obligation Refunding Bonds
Series 2021D
08/01/2030	1.823%	515,000	510,076
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,672,248
Total			8,467,609

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	55

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax(q)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	2,740,000	3,027,810
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,892,840
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,045,000	1,071,940
New York State Dormitory Authority
Refunding Revenue Bonds
Group 4
Series 2020A
03/15/2044	4.000%	3,400,000	3,862,434
Taxable
Series 2020F
02/15/2032	2.957%	1,250,000	1,361,275
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	2,235,000	2,534,937
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,574,550
Total			14,297,976
State General Obligation 0.0%
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Series 2020C
03/01/2049	3.000%	1,295,000	1,356,681
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	810,000	1,042,446
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	3,091,718
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,304,499
Texas Private Activity Bond Surface Transportation Corp.
Revenue Bonds
Taxable North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	967,269
Total			6,363,486
Water & Sewer 0.1%
City of San Francisco Public Utilities Commission Water
Refunding Revenue Bonds
Taxable Green Bonds
11/01/2041	2.825%	2,565,000	2,649,132
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	725,000	835,584
Revenue Bonds
2nd General Resolution
Series 2020GG
06/15/2050	4.000%	600,000	687,312
Total			4,172,028
Total Municipal Bonds (Cost $55,350,028)			59,130,022

Residential Mortgage-Backed Securities - Agency 18.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2022- 08/01/2022	8.500%	959	971
08/01/2024- 02/01/2025	8.000%	8,680	9,332
10/01/2028- 07/01/2032	7.000%	155,624	179,643
03/01/2031- 03/01/2047	3.000%	27,026,302	28,522,432
10/01/2031- 07/01/2037	6.000%	570,395	684,242
04/01/2033- 09/01/2039	5.500%	959,996	1,114,565

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/01/2033- 01/01/2050	3.500%	89,921,125	97,582,442
10/01/2039- 08/01/2048	5.000%	1,778,224	1,999,168
09/01/2040- 04/01/2049	4.000%	25,442,726	27,979,978
09/01/2040- 10/01/2048	4.500%	7,440,566	8,147,429
06/01/2050	2.500%	15,265,351	15,785,968
CMO Series 2060 Class Z
05/15/2028	6.500%	110,923	126,136
CMO Series 2310 Class Z
04/15/2031	6.000%	88,675	101,948
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,762,970
CMO Series 2882 Class ZC
11/15/2034	6.000%	4,298,375	4,896,291
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,592,494	3,190,307
CMO Series 3028 Class ZE
09/15/2035	5.500%	132,821	145,023
CMO Series 3032 Class PZ
09/15/2035	5.800%	317,205	422,155
CMO Series 3071 Class ZP
11/15/2035	5.500%	6,973,314	8,582,056
CMO Series 3121 Class EZ
03/15/2036	6.000%	119,545	139,734
CMO Series 3181 Class AZ
07/15/2036	6.500%	63,378	74,657
CMO Series 353 Class 300
12/15/2046	3.000%	9,768,016	10,273,973
CMO Series 3740 Class BA
10/15/2040	4.000%	2,468,950	2,754,326
CMO Series 3747 Class HY
10/15/2040	4.500%	2,991,000	3,460,976
CMO Series 3753 Class KZ
11/15/2040	4.500%	6,470,279	7,243,124
CMO Series 3769 Class ZC
12/15/2040	4.500%	5,214,657	5,721,847
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,629,031	2,968,415
CMO Series 3841 Class JZ
04/15/2041	5.000%	517,761	596,314
CMO Series 3888 Class ZG
07/15/2041	4.000%	976,654	1,055,618
CMO Series 3926 Class NY
09/15/2041	4.000%	862,288	944,304
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3928 Class MB
09/15/2041	4.500%	1,876,464	2,090,495
CMO Series 3934 Class CB
10/15/2041	4.000%	5,194,851	5,740,279
CMO Series 3982 Class TZ
01/15/2042	4.000%	1,437,246	1,587,693
CMO Series 4013 Class PL
03/15/2042	3.500%	1,281,000	1,386,360
CMO Series 4027 Class AB
12/15/2040	4.000%	2,365,425	2,538,318
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	888,013
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,415,072	5,872,662
CMO Series 4057 Class ZL
06/15/2042	3.500%	10,359,807	11,197,616
CMO Series 4077 Class KM
11/15/2041	3.500%	429,568	450,932
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,847,272
CMO Series 4182 Class QN
02/15/2033	3.000%	3,248,247	3,377,060
CMO Series 4247 Class AY
09/15/2043	4.500%	1,500,000	1,791,774
CMO Series 4361 Class VB
02/15/2038	3.000%	6,183,756	6,431,914
CMO Series 4396 Class PZ
06/15/2037	3.000%	747,291	766,762
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,689,449
CMO Series 4440 Class ZX
01/15/2045	4.000%	11,436,677	13,221,988
CMO Series 4463 Class ZA
04/15/2045	4.000%	5,049,250	5,591,747
CMO Series 4495 Class PA
09/15/2043	3.500%	306,102	320,486
CMO Series 4496 Class PZ
07/15/2045	2.500%	658,737	655,698
CMO Series 4627 Class PL
10/15/2046	3.000%	2,541,000	2,760,798
CMO Series 4649 Class BP
01/15/2047	3.500%	2,286,452	2,471,213
CMO Series 4682 Class HZ
04/15/2047	3.500%	3,420,105	3,685,832
CMO Series 4758 Class HA
06/15/2045	4.000%	1,254,967	1,278,135

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	57

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4767 Class HN
03/15/2048	3.500%	4,621,584	4,988,227
CMO Series 4771 Class HZ
03/15/2048	3.500%	8,884,327	9,689,557
CMO Series 4774 Class KA
12/15/2045	4.500%	2,865,464	2,984,858
CMO Series 4776 Class DW
09/15/2044	4.000%	6,705,859	6,792,553
CMO Series 4787 Class PY
05/15/2048	4.000%	2,928,899	3,133,449
CMO Series 4793 Class CD
06/15/2048	3.000%	2,089,789	2,192,956
CMO Series 4800 Class KG
11/15/2045	3.500%	2,003,030	2,038,494
CMO Series 4839 Class A
04/15/2051	4.000%	4,328,117	4,712,775
CMO Series 4846 Class MC
06/15/2046	4.000%	4,080,643	4,162,861
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,035,568	1,081,441
Federal Home Loan Mortgage Corp.(b),(g)
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/15/2043	5.988%	23,566,284	4,306,609
CMO Series 2013-4258 Class SJ
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/15/2043	6.538%	5,597,609	1,239,923
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	6.038%	8,049,575	1,294,487
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	5.783%	2,627,091	498,839
CMO Series 3578 Class DI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 04/15/2036	6.538%	3,845,920	706,982
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	5.838%	5,822,611	1,086,166
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3997 Class SK
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/15/2041	6.488%	15,283,557	2,060,066
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	5.438%	7,054,021	1,137,026
CMO Series 4281 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2043	5.988%	12,201,938	2,232,910
CMO Series 4635 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2046	5.988%	19,328,930	3,453,755
CMO Series 4910 Class SG
1-month LIBID + 6.050% Cap 6.050% 09/25/2049	5.932%	28,241,123	6,048,026
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	1.412%	100,928	101,729
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	0.562%	185,609	186,108
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	0.512%	438,070	438,709
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	0.362%	198,027	198,260
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	0.312%	376,059	374,665

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	19.553%	465,211	689,563
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	23.422%	806,296	1,300,269
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	0.812%	774,932	788,015
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	1.373%	376,914	389,414
CMO Series 3680 Class FA
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 06/15/2040	1.112%	1,158,361	1,186,160
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	40,869	43,945
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	0.544%	266,644	266,075
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 12/15/2039	0.412%	91,802	91,892
Federal Home Loan Mortgage Corp.(e),(g)
CMO Series 3833 Class LI
10/15/2040	2.409%	10,449,545	667,854
Federal Home Loan Mortgage Corp.(g)
CMO Series 4146 Class IA
12/15/2032	3.500%	8,389,507	940,923
CMO Series 4186 Class IB
03/15/2033	3.000%	8,365,167	839,187
CMO Series 4627 Class PI
05/15/2044	3.500%	7,135,900	592,108
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4698 Class BI
07/15/2047	5.000%	20,547,647	3,820,753
CMO Series 5048 Class HI
01/15/2042	4.500%	4,659,150	860,649
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	773,487
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e),(g)
CMO Series K051 Class X1
09/25/2025	0.539%	18,438,679	405,435
CMO Series K058 Class X1
08/25/2026	0.924%	2,429,993	109,758
CMO Series KW02 Class X1
12/25/2026	0.295%	10,930,756	120,690
Federal Home Loan Mortgage Corp. REMICS(e),(g)
CMO Series 5065 Class EI
11/25/2044	5.405%	2,356,128	538,663
Federal National Mortgage Association
04/01/2023	8.500%	8	8
06/01/2024	9.000%	282	285
02/01/2025- 08/01/2027	8.000%	19,881	21,813
03/01/2026- 07/01/2038	7.000%	539,114	642,745
04/01/2027- 06/01/2032	7.500%	39,437	44,635
05/01/2029- 10/01/2040	6.000%	1,820,514	2,170,433
08/01/2029- 03/01/2050	3.000%	56,974,102	60,050,066
01/01/2031	2.500%	2,273,880	2,407,603
03/01/2033- 04/01/2041	5.500%	896,742	1,041,206
10/01/2033- 06/01/2049	3.500%	93,651,185	101,002,897
07/01/2039- 10/01/2041	5.000%	3,475,285	4,033,231
08/01/2040- 11/01/2040	2.000%	23,752,840	24,211,824
10/01/2040- 06/01/2056	4.500%	13,327,152	14,826,127
02/01/2041- 06/01/2047	4.000%	54,207,018	59,985,024
CMO Series 2003-22 Class Z
04/25/2033	6.000%	125,713	145,829
CMO Series 2003-33 Class PT
05/25/2033	4.500%	6,794	7,574
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	742,800	858,358
CMO Series 2010-139 Class HA
11/25/2040	4.000%	2,000,000	2,208,869

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	59

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-37 Class A1
05/25/2035	5.410%	507,721	532,333
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	978,090
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	5,523,835	5,968,472
CMO Series 2011-53 Class WT
06/25/2041	4.500%	501,774	564,719
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	1,052,489
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	12,444,224	13,457,891
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	8,896,062	9,636,698
CMO Series 2012-94
09/25/2042	3.500%	5,383,622	5,825,424
CMO Series 2013-106 Class LA
08/25/2041	4.000%	2,790,568	3,091,311
CMO Series 2013-126 Class ZA
07/25/2032	4.000%	15,027,560	15,614,196
CMO Series 2013-16 Class GD
03/25/2033	3.000%	6,395,379	6,598,911
CMO Series 2013-66 Class AP
05/25/2043	6.000%	758,835	853,013
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	2,060,115
CMO Series 2016-9 Class A
09/25/2043	3.000%	259,793	264,314
CMO Series 2017-82 Class ML
10/25/2047	4.000%	546,948	637,770
CMO Series 2017-82 Class PL
10/25/2047	3.000%	1,062,000	1,143,865
CMO Series 2017-89 Class CY
11/25/2047	3.000%	2,377,511	2,459,151
CMO Series 2018-38 Class PA
06/25/2047	3.500%	1,551,935	1,623,636
CMO Series 2018-55 Class PA
01/25/2047	3.500%	5,596,061	5,814,873
CMO Series 2018-64 Class ET
09/25/2048	3.000%	6,591,244	6,923,330
CMO Series 2018-94D Class KD
12/25/2048	3.500%	2,569,599	2,689,350
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	5,307,400	5,785,031
CMO Series 98-17 Class Z
04/18/2028	6.500%	87,119	97,992
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.445% Floor 1.445%, Cap 9.872% 04/01/2034	1.695%	85,077	85,426
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	0.457%	127,834	127,864
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	0.318%	618,415	616,293
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	15.429%	201,105	265,918
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	0.608%	251,480	254,037
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	38.474%	80,138	141,875
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	32.412%	405,291	769,226
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	9.754%	878,739	955,063
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	0.668%	276,809	279,739
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	0.618%	1,464,268	1,477,754

The accompanying Notes to Financial Statements are an integral part of this statement.
60	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	4.500%	1,118,214	1,123,180
CMO Series 2012-73 Class LF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2039	0.568%	50,037	50,056
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	4.500%	584,108	609,180
Federal National Mortgage Association(b),(g)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	7.482%	1,675,056	380,413
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	6.472%	1,296,459	258,458
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	6.082%	4,190,840	883,557
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	6.132%	6,462,136	1,103,471
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	6.482%	5,145,942	1,161,756
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	6.132%	9,815,906	1,944,811
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	6.332%	2,403,107	433,369
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	5.812%	8,155,439	1,302,973
CMO Series 2012-17 Class MS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2027	6.582%	4,367,567	394,920
CMO Series 2013-10 Class SJ
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/25/2043	6.032%	7,244,849	1,302,283
CMO Series 2013-19 Class KS
-1.0 x 3-month USD LIBOR + 6.200% Cap 6.200% 10/25/2041	6.082%	8,499,552	1,167,220
CMO Series 2013-34 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2043	6.032%	18,338,285	4,470,766
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	6.582%	5,039,458	1,332,628
CMO Series 2014-52 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2044	5.982%	9,045,288	1,636,301
CMO Series 2015-81 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/25/2037	6.582%	7,408,010	1,310,433
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	5.982%	7,715,018	1,341,139
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	5.982%	3,541,022	598,988

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	61

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	5.982%	10,368,408	1,973,072
CMO Series 2016-60 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	5.982%	33,454,612	6,029,675
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	6.132%	9,812,153	1,753,871
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	5.982%	13,468,974	2,478,690
CMO Series 2016-88 Class BS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/25/2046	5.982%	8,349,696	1,813,311
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.532%	6,417,188	1,184,049
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	6.032%	9,260,398	1,804,501
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	2.750%	11,305,725	1,169,144
CMO Series 2018-43 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2038	6.132%	7,526,524	1,598,990
CMO Series 2018-61 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 08/25/2048	6.082%	5,362,811	969,591
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-35 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2049	6.032%	22,802,089	4,308,637
CMO Series 2019-39 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/25/2049	5.982%	22,776,678	4,121,055
Federal National Mortgage Association(g)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	6,237,588	788,668
CMO Series 2013-23 Class AI
03/25/2043	5.000%	8,788,745	1,601,325
CMO Series 2013-35 Class IB
04/25/2033	3.000%	10,435,315	1,152,852
CMO Series 2013-41 Class HI
02/25/2033	3.000%	11,347,700	1,009,258
CMO Series 2020-42 Class AI
06/25/2050	2.500%	23,212,667	3,022,589
CMO Series 2020-72 Class LI
12/25/2040	5.000%	6,000,000	1,743,716
CMO Series 385 Class 8
12/25/2037	5.500%	3,407,006	696,624
Federal National Mortgage Association(e)
CMO Series 2016-40 Class GA
07/25/2046	2.595%	7,680,973	8,060,754
Federal National Mortgage Association(h)
CMO Series G93-28 Class E
07/25/2022	0.000%	39,123	38,953
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	5,537,082	6,168,920
05/20/2041- 08/20/2048	4.500%	9,626,880	10,543,135
02/15/2042- 10/20/2048	4.000%	13,585,874	14,724,021
03/20/2046- 07/20/2049	3.500%	28,351,868	30,229,539
12/20/2046- 10/20/2049	3.000%	15,447,020	16,282,103
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,404,696	1,855,652
CMO Series 2009-104 Class YD
11/20/2039	5.000%	2,336,784	2,652,764
CMO Series 2009-55 Class LX
07/20/2039	5.000%	2,716,575	3,038,665
CMO Series 2009-67 Class DB
08/20/2039	5.000%	3,119,530	3,526,061

The accompanying Notes to Financial Statements are an integral part of this statement.
62	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-108 Class WL
04/16/2040	4.000%	3,144,560	3,453,928
CMO Series 2010-120 Class AY
09/20/2040	4.000%	2,968,919	3,305,470
CMO Series 2010-135 Class PE
10/16/2040	4.000%	6,280,709	6,949,458
CMO Series 2011-22 Class PL
02/20/2041	5.000%	2,015,000	2,393,227
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	827,245	844,615
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	26,325	26,374
CMO Series 2014-3 Class EP
02/16/2043	2.750%	9,932,362	10,479,018
CMO Series 2018-115 Class DE
08/20/2048	3.500%	3,332,167	3,574,396
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	789,401
CMO Series 2019-H04 Class NA
09/20/2068	3.500%	686,597	741,785
CMO Series 2019-H17
03/20/2069	3.000%	1,350,205	1,403,419
Government National Mortgage Association(b)
1-year CMT + 1.135% 03/20/2066	1.245%	365,070	370,580
1-year CMT + 0.683% 04/20/2066	0.793%	592,456	597,988
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	12.238%	126,505	136,682
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	38.993%	816,030	1,668,119
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	0.695%	688,977	691,089
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	0.494%	267,804	267,505
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	0.561%	146,980	146,347
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% Floor 0.560% 09/20/2062	0.704%	203,159	203,728
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	0.844%	3,599	3,623
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	0.794%	3,209	3,226
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	0.844%	27,669	28,082
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	0.357%	241,012	241,093
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	0.484%	276,170	275,838
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	0.544%	17,234	17,232
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	0.544%	1,456,112	1,455,614
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	0.614%	1,355,811	1,357,630

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	63

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	0.694%	508,834	510,022
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	0.644%	474,155	474,978
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	0.744%	3,293,123	3,302,511
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	0.744%	323,744	324,746
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 999.000% 12/20/2061	0.844%	22,012	22,123
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650% 06/20/2066	0.794%	3,714,637	3,732,196
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	0.444%	3,436,608	3,427,132
CMO Series 2019-H01 Class FL
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 12/20/2068	0.594%	727,342	726,933
CMO Series 2019-H10 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 05/20/2069	0.544%	3,009,479	3,007,538
Government National Mortgage Association(b),(g)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	4.889%	12,427,652	2,005,785
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-13 Class S
1-month LIBID + 5.950% Cap 5.950% 01/16/2041	5.843%	7,369,341	1,341,253
CMO Series 2011-30 Class SB
1-month LIBID + 6.600% Cap 6.600% 02/20/2041	6.489%	3,827,630	696,445
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	5.589%	6,070,220	929,890
CMO Series 2017-93 Class CS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2047	6.089%	15,637,349	3,318,549
CMO Series 2019-123 Class SP
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/20/2049	5.989%	27,834,900	3,809,242
CMO Series 2019-13 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	5.989%	20,520,007	3,452,161
CMO Series 2019-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	5.989%	20,816,773	3,139,775
CMO Series 2019-86 Class SG
-1.0 x 1-month USD LIBOR + 5.600% Cap 5.600% 07/20/2049	5.489%	7,827,358	1,243,929
Government National Mortgage Association(e)
CMO Series 2010-H17 Class XQ
07/20/2060	5.291%	17,861	18,725
CMO Series 2017-H04 Class DA
12/20/2066	4.299%	1,786	1,904
Series 2003-72 Class Z
11/16/2045	5.294%	405,303	443,664
Government National Mortgage Association(e),(g)
CMO Series 2014-150 Class IO
07/16/2056	0.407%	18,905,232	477,869
CMO Series 2014-H05 Class AI
02/20/2064	1.353%	5,231,178	296,185

The accompanying Notes to Financial Statements are an integral part of this statement.
64	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-H14 Class BI
06/20/2064	1.659%	6,629,882	421,378
CMO Series 2014-H15 Class HI
05/20/2064	1.435%	9,062,629	398,911
CMO Series 2014-H20 Class HI
10/20/2064	1.262%	3,440,388	191,250
CMO Series 2015-163 Class IO
12/16/2057	0.748%	2,858,029	107,291
CMO Series 2015-189 Class IG
01/16/2057	0.851%	19,824,973	823,242
CMO Series 2015-30 Class IO
07/16/2056	0.851%	5,287,150	210,682
CMO Series 2015-32 Class IO
09/16/2049	0.717%	6,848,948	220,912
CMO Series 2015-73 Class IO
11/16/2055	0.682%	4,925,475	166,851
CMO Series 2015-9 Class IO
02/16/2049	0.826%	13,515,892	451,087
CMO Series 2015-H22 Class BI
09/20/2065	1.808%	2,591,952	163,860
CMO Series 2016-72 Class IO
12/16/2055	0.825%	11,567,645	500,671
Government National Mortgage Association(g)
CMO Series 2016-88 Class PI
07/20/2046	4.000%	10,594,467	1,699,308
CMO Series 2017-101 Class AI
07/20/2047	4.000%	7,812,262	1,063,050
CMO Series 2017-52 Class AI
04/20/2047	6.000%	5,350,727	995,855
CMO Series 2017-68 Class TI
05/20/2047	5.500%	2,152,886	372,935
CMO Series 2019-108 Class MI
07/20/2049	3.500%	14,388,445	2,242,439
CMO Series 2019-99 Class AI
08/16/2049	4.000%	6,238,618	1,430,151
Government National Mortgage Association(d),(e),(f),(g),(r)
CMO Series 2021-H03 Class IO
04/20/2070	4.098%	52,340,000	6,517,966
Government National Mortgage Association TBA(c)
04/21/2050	2.500%	66,325,000	68,501,289
03/18/2051	3.000%	21,300,000	22,159,488
04/21/2051	2.000%	107,600,000	108,705,422
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,495,600	4,953,473
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/20/2035- 04/14/2051	2.000%	489,929,000	493,723,766
04/19/2036- 04/14/2051	1.500%	52,275,000	52,039,379
04/15/2050	2.500%	144,584,000	149,059,891
03/11/2051	3.000%	6,300,000	6,587,684
Total Residential Mortgage-Backed Securities - Agency (Cost $1,903,976,148)			1,938,963,147

Residential Mortgage-Backed Securities - Non-Agency 5.3%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month USD LIBOR + 0.240% Floor 0.240% 04/25/2036	0.598%	11,519,000	11,058,298
Ajax Mortgage Loan Trust(a),(e)
CMO Series 2019-F Class A1
07/25/2059	2.860%	8,921,661	9,108,850
ASG Resecuritization Trust(a),(e)
CMO Series 2009-2 Class G75
05/24/2036	3.065%	96,106	95,964
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	682,822	689,120
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	591,382	590,225
Banc of America Funding Trust(s)
CMO Series 2006-D Class 3A1
05/20/2036	3.614%	987,856	1,036,456
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	0.531%	2,226,952	2,219,517
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,198,008	1,227,784
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.718%	1,700,000	1,707,504
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	0.268%	2,385,287	2,285,569

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	65

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Park Funding Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 2.750% Floor 2.750% 08/29/2022	2.900%	10,060,000	10,060,000
Chase Mortgage Finance Corp.(a),(e)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	4.033%	974,853	1,039,435
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	321,310	326,429
CIM Group(a),(e)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	10,896,885	10,883,321
CIM Trust(a),(b)
CMO Series 2017-1 Class A3
1-month USD LIBOR + 3.500% Floor 3.500% 01/25/2057	3.618%	11,000,000	11,377,333
CMO Series 2017-3 Class A1
1-month USD LIBOR + 2.000% 01/25/2057	2.115%	4,202,764	4,262,194
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.191%	6,398,978	6,315,024
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	9,473,021	9,398,509
CIM Trust(a),(e)
CMO Series 2019-J2 Class B1
10/25/2049	3.832%	870,934	913,264
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,141,638
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	9,627,147	9,584,824
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	6,538,155	6,489,176
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	387,209	397,332
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2014-12 Class 3A1
10/25/2035	3.511%	292,686	292,847
CMO Series 2015-A Class A4
06/25/2058	4.250%	155,996	162,240
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-1R Class A2
09/25/2065	1.512%	765,056	764,840
COLT Mortgage Loan Trust(a)
Subordinated CMO Series 2019-4 Class A3
11/25/2049	2.988%	1,007,147	1,005,209
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
1-month USD LIBOR + 2.450% 07/25/2031	2.568%	1,549,108	1,550,081
CMO Series 2019-R02 Class 1M2
1-month USD LIBOR + 2.300% Floor 2.300% 08/25/2031	2.418%	945,981	949,223
CMO Series 2020-R02 Class 2M2
1-month USD LIBOR + 2.000% 01/25/2040	2.118%	1,000,000	998,809
CMO Series 2020-SBT1 Class 1M2
1-month USD LIBOR + 3.650% 02/25/2040	3.768%	1,500,000	1,523,492
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	3.768%	1,500,000	1,532,270
Subordinated CMO Series 2019-R05 Class 1B1
1-month USD LIBOR + 4.100% 07/25/2039	4.218%	2,000,000	1,994,999
Countrywide Home Loan Mortgage Pass-Through Trust(e)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.457%	466,716	437,395
Credit Suisse Mortgage Trust(a),(d),(f)
CMO Series 2020-11R Class A1
04/25/2038	2.000%	5,241,378	5,241,378
Credit-Based Asset Servicing & Securitization LLC(e)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,858,638	1,781,125
CSMC Trust(a),(e)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	8,834,844	9,442,044
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	3,503,706	3,493,465
CSMCM Trust Certificates(a),(e)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	2,552,673	2,594,831

The accompanying Notes to Financial Statements are an integral part of this statement.
66	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2020-1 Class M1
01/25/2060	3.010%	1,000,000	1,024,931
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,915,000	2,028,789
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 11.000% 10/19/2045	0.401%	1,460,532	1,468,337
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	0.311%	2,252,612	2,062,905
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.918%	493,283	493,895
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% 05/25/2025	4.118%	1,866,059	1,905,678
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	5.118%	353,345	362,627
CMO Series 2015-C03 Class 2M2
1-month USD LIBOR + 5.000% 07/25/2025	5.118%	612,614	624,779
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	5.818%	1,767,037	1,875,630
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	5.668%	1,661,140	1,746,328
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	4.368%	2,152,323	2,237,368
CMO Series 2017-C02 Class 2M2
1-month USD LIBOR + 3.650% 09/25/2029	3.768%	3,133,557	3,223,021
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	3.118%	3,794,419	3,859,334
CMO Series 2017-C04 Class 2M2
1-month USD LIBOR + 2.850% 11/25/2029	2.968%	3,269,132	3,322,912
CMO Series 2017-C06 Class 1M2
1-month USD LIBOR + 2.650% Floor 2.650% 02/25/2030	2.768%	1,849,235	1,868,870
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	2.918%	555,474	562,676
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% Floor 2.500% 05/25/2030	2.618%	2,176,149	2,189,593
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	2.118%	2,242,962	2,246,792
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	2.218%	4,050,429	4,041,528
Federal Home Loan Mortgage Corp.(a),(b)
CMO Series 2020-HQA1 Class M2
1-month USD LIBOR + 1.900% 01/25/2050	2.018%	300,000	298,960
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.118%	2,326,505	2,378,506
CMO Series 2016-DNA1 Class M3
1-month USD LIBOR + 5.550% 07/25/2028	5.668%	4,106,455	4,312,340
CMO Series 2017-DNA3 Class M2
1-month USD LIBOR + 2.500% 03/25/2030	2.618%	3,000,000	3,055,485

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	67

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-HQA2 Class M2
1-month USD LIBOR + 2.650% 12/25/2029	2.768%	2,850,090	2,880,405
CMO Series 2018-HQA1 Class M2
1-month USD LIBOR + 2.300% 09/25/2030	2.418%	1,570,139	1,573,950
Series 2016-HQA2 Class M3
1-month USD LIBOR + 5.150% 11/25/2028	5.268%	1,964,557	2,057,019
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	2.768%	886,694	893,506
CMO Series 2019-HQA2 Class M2
1-month USD LIBOR + 2.050% Floor 2.050% 04/25/2049	2.168%	1,447,339	1,443,826
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	1.968%	3,000,000	2,987,306
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.218%	3,500,000	3,524,126
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	0.328%	1,733,511	1,613,062
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	0.218%	3,910,880	2,392,199
First Horizon Mortgage Pass-Through Trust(e)
CMO Series 2007-AR1 Class 1A1
05/25/2037	3.337%	253,572	150,510
Flagstar Mortgage Trust(a),(e)
CMO Series 2020-2 Class A4
08/01/2050	3.000%	1,837,799	1,863,284
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.544%	951,869	1,001,850
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.120%	912,265	969,399
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.120%	975,684	1,022,381
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	3.718%	6,455,000	6,518,140
CMO Series 2021-HQA1 Class B1
30-day Average SOFR + 3.000% 08/25/2033	3.050%	6,000,000	5,990,320
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	2.300%	11,700,000	11,688,872
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
1-month USD LIBOR + 3.900% 12/25/2027	4.018%	1,724,904	1,752,293
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.118%	3,867,098	3,881,600
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.645%	8,755,000	8,773,076
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.045%	1,805,000	1,868,143
Galton Funding Mortgage Trust(a),(e)
CMO Series 2019-1 Class A21
02/25/2059	4.500%	914,766	941,090
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,655,184	1,774,688
CMO Series 2019-1 Class B2
02/25/2059	4.500%	929,511	996,209
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	484,513	510,309
GCAT LLC(a),(e)
CMO Series 2019-4 Class A1
11/26/2049	3.228%	8,439,123	8,546,401
GS Mortgage-Backed Securities Corp. Trust(a),(e)
CMO Series 2019-PJ1 Class A1
08/25/2049	4.000%	258,373	262,506
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	147,990	149,354

The accompanying Notes to Financial Statements are an integral part of this statement.
68	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-PJ2 Class A4
07/25/2050	3.500%	1,057,447	1,079,380
CMO Series 2020-PJ4 Class A4
01/25/2051	3.000%	749,679	757,369
GS Mortgage-Backed Securities Corp. Trust(e)
CMO Series 2020-PJ5 Class A4
03/27/2051	3.000%	1,686,889	1,693,813
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.870% 11/25/2034	0.988%	1,503,099	1,492,220
GSR Mortgage Loan Trust(e)
CMO Series 2006-AR2 Class 2A1
04/25/2036	2.707%	1,221,461	1,014,715
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.311%	7,255,820	6,758,769
Homeward Opportunities Fund I Trust(a),(e)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	732,525	739,118
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.360% Floor 0.360% 12/25/2035	0.478%	5,646,317	5,594,904
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 04/25/2047	0.398%	4,402,692	4,311,360
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH5 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 06/25/2037	0.378%	3,478,015	3,448,097
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	139,600	133,876
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	28,086	27,933
JPMorgan Mortgage Trust(a),(e)
CMO Series 2017-3 Class 1A13
08/25/2047	3.500%	1,495,360	1,518,151
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-4 Class A7
11/25/2048	3.500%	500,000	512,979
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	473,936	484,222
CMO Series 2019-1 Class A3
05/25/2049	4.000%	1,348,760	1,367,466
CMO Series 2019-2 Class A3
08/25/2049	4.000%	526,897	539,966
CMO Series 2019-3 Class A3
09/25/2049	4.000%	184,223	186,346
CMO Series 2019-5 Class A3
11/25/2049	4.000%	1,231,984	1,258,212
CMO Series 2019-8 Class A15
03/25/2050	3.500%	638,549	654,022
CMO Series 2019-9 Class B2A
05/25/2050	3.516%	1,465,845	1,507,860
CMO Series 2019-HYB1 Class B1
10/25/2049	3.875%	978,519	1,032,420
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	494,239	515,206
CMO Series 2019-LTV1 Class A3
06/25/2049	4.000%	791,822	816,442
CMO Series 2019-LTV2 Class A18
12/25/2049	4.000%	330,062	331,910
CMO Series 2019-LTV3 Class B3
03/25/2050	4.544%	1,638,230	1,734,593
CMO Series 2020-1 Class A15
06/25/2050	3.500%	1,620,996	1,649,921
CMO Series 2020-2 Class A15
07/25/2050	3.500%	1,069,743	1,083,302
CMO Series 2020-5 Class A15
12/25/2050	3.000%	712,151	726,033
CMO Series 2020-5 Class B1
12/25/2050	3.713%	987,968	1,045,427
CMO Series 2020-7 Class A15
01/25/2051	3.000%	966,702	987,962
CMO Series 2020-8 Class A15
03/25/2051	3.000%	1,740,950	1,798,823
CMO Series 2020-LTV2 Class A1
11/25/2050	3.000%	1,617,765	1,653,343
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.512%	454,271	460,876
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.776%	1,363,247	1,440,139
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.813%	560,661	593,590

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	69

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-5 Class A13
10/25/2048	3.500%	948,239	969,073
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.183%	1,142,184	1,228,048
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.183%	951,820	987,269
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.635%	2,219,607	2,370,482
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.271%	971,721	1,054,580
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.442%	1,947,844	1,970,491
Subordinated CMO Series 2019-LTV1 Class B1
06/25/2049	4.884%	2,376,817	2,576,815
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.884%	2,039,272	2,191,263
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.842%	1,166,172	1,255,444
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.842%	971,810	1,036,101
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.624%	1,983,894	2,047,670
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	0.880%	1,298,785	1,294,680
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	44,919	44,937
JPMorgan Trust(a),(e)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.604%	752,217	779,104
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	1,562,324	1,563,610
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2019-GS2 Class A1
01/25/2059	3.750%	1,492,296	1,495,007
CMO Series 2019-GS4 Class A1
05/25/2059	3.438%	2,510,533	2,503,991
CMO Series 2019-GS6 Class A1
06/25/2059	3.000%	1,136,742	1,139,308
CMO Series 2019-PR1 Class A1
09/25/2059	3.858%	10,224,577	10,294,490
CMO Series 2019-SL1 Class A
12/28/2054	4.000%	609,235	614,934
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-GS1 Class A1
10/25/2059	2.882%	4,438,664	4,464,585
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	2,716,283	2,701,432
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,273,612	1,272,294
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2035	0.918%	415,100	415,519
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	0.418%	1,426,293	1,424,604
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.260% Floor 0.260% 02/25/2046	0.638%	1,576,399	1,447,022
Long Beach Mortgage Loan Trust(b)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% Floor 0.870% 02/25/2035	0.988%	1,182,115	1,182,702
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.268%	4,815,430	3,575,853
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	597,006	625,302
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	0.458%	19,523,884	11,236,813
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	341,205	345,038
Morgan Stanley Resecuritization Trust(a),(e)
CMO Series 2015-R4 Class 4B1
08/26/2047	2.959%	3,311,986	3,282,930

The accompanying Notes to Financial Statements are an integral part of this statement.
70	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mortgage Repurchase Agreement Financing Trust(a),(b),(d)
CMO Series 2020-3 Class A1
1-month USD LIBOR + 1.250% Floor 1.250% 01/23/2023	1.371%	1,205,000	1,205,000
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2020-4 Class A1
1-month USD LIBOR + 1.350% 04/23/2023	1.471%	1,145,000	1,144,923
CMO Series 2020-4 Class A2
1-month USD LIBOR + 1.350% 04/23/2023	1.471%	2,190,000	2,189,853
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 12/25/2035	0.638%	951,486	953,995
MRA Issuance Trust(a),(b)
CMO Series 2020-1 Class A
1-month USD LIBOR + 1.400% 06/25/2021	1.523%	11,059,596	11,066,022
CMO Series 2020-8 Class A1X
1-month USD LIBOR + 1.750% 09/23/2021	2.250%	9,200,000	9,207,907
CMO Series 2020-8 Class A2
1-month USD LIBOR + 3.000% 09/23/2021	3.500%	5,370,000	5,375,499
MRA Issuance Trust(a),(b),(d),(f)
CMO Series 2020-15 Class A
1-month USD LIBOR + 1.500% Floor 1.500% 07/15/2021	1.623%	7,600,000	7,616,386
CMO Series 2020-7 Class A
1-month USD LIBOR + 1.600% 12/11/2021	1.723%	23,220,000	23,519,538
CMO Series 2020-9 Class AX
1-month USD LIBOR + 1.750% Floor 2.250% 05/05/2021	2.250%	26,840,000	26,970,765
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	0.868%	1,957,424	1,954,673
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-NQM2 Class A2
04/25/2049	3.701%	2,040,690	2,075,634
CMO Series 2019-NQM3 Class A3
07/25/2049	3.086%	1,488,477	1,503,839
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.668%	247,864	247,865
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.518%	92,752	92,752
Oaktown Re IV Ltd.(a),(b)
CMO Series 2020-1A Class M1B
1-month USD LIBOR + 4.750% Floor 4.750% 07/25/2030	4.868%	1,865,644	1,887,128
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.718%	530,000	533,234
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.543%	400,000	400,807
OBX Trust(a),(e)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	544,400	557,180
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	357,287	366,226
CMO Series 2020-EXP3 Class 1A9
01/25/2060	3.000%	827,771	839,782
RALI Trust(e)
CMO Series 2005-QA4 Class A41
04/25/2035	3.516%	116,964	102,320

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	71

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Trust(e),(g)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.454%	31,873,261	403,691
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.604%	15,219,008	339,498
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.172%	32,664,608	200,407
RFMSI Trust(e)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.382%	982,293	701,148
CMO Series 2006-SA4 Class 2A1
11/25/2036	4.743%	294,637	287,282
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	626,910	698,089
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% Floor 0.390% 10/25/2035	0.703%	3,326,455	3,308,757
Sequoia Mortgage Trust(a),(e)
CMO Series 2019-1 Class A1
02/25/2049	4.000%	410,819	411,866
CMO Series 2019-3 Class A2
09/25/2049	3.500%	700,253	714,950
CMO Series 2019-4 Class A19
11/25/2049	3.500%	491,701	494,111
CMO Series 2019-CH1 Class A1
03/25/2049	4.500%	683,239	700,244
CMO Series 2019-CH1 Class B1B
03/25/2049	1.281%	2,899,849	3,079,473
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	603,728	614,368
CMO Series 2020-1 Class A19
02/25/2050	3.500%	493,732	505,917
CMO Series 2020-1 Class A7
02/25/2050	3.500%	1,000,000	1,011,479
CMO Series 2020-2 Class A19
03/25/2050	3.500%	611,301	622,833
CMO Series 2020-3 Class A19
04/25/2050	3.000%	2,195,788	2,252,313
Subordinated CMO Series 2015-1 Class B1
01/25/2045	3.883%	612,204	636,349
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.176%	1,177,799	1,251,754
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.266%	1,914,674	2,002,415
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.390%	1,042,666	1,068,721
Sequoia Mortgage Trust(e)
Subordinated CMO Series 2013-3 Class B3
03/25/2043	3.512%	846,436	864,577
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	1,096,654	1,099,839
Station Place Securitization Trust(a),(b)
CMO Series 2020-10 Class A
1-month USD LIBOR + 1.500% Floor 1.500% 05/20/2021	1.615%	8,230,000	8,234,498
Structured Adjustable Rate Mortgage Loan Trust(e)
CMO Series 2004-20 Class 1A2
01/25/2035	2.665%	598,778	607,673
CMO Series 2006-5 Class 1A1
06/25/2036	3.547%	1,079,526	1,054,951
Towd Point Mortgage Trust(a),(e)
CMO Series 2017-6 Class A2
10/25/2057	3.000%	2,500,000	2,625,227
Verus Securitization(a),(e)
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	848,339	856,258
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	0.268%	4,017,310	2,540,605
WaMu Mortgage Pass-Through Certificates Trust(e)
CMO Series 2003-AR8 Class A
08/25/2033	2.925%	324,834	335,449
CMO Series 2004-AR4 Class A6
06/25/2034	2.942%	2,672,482	2,740,812
CMO Series 2004-AR7 Class A6
07/25/2034	2.894%	1,208,796	1,256,832
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.180%	3,447,806	3,398,802
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.219%	534,434	483,866
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% Floor 0.320%, Cap 10.500% 08/25/2045	0.758%	977,401	969,604

The accompanying Notes to Financial Statements are an integral part of this statement.
72	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.540% Floor 0.540%, Cap 10.500% 12/25/2045	0.658%	2,952,163	2,869,650
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% Floor 0.310%, Cap 10.500% 01/25/2045	0.738%	1,054,811	1,049,925
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 10.500% 07/25/2045	0.698%	2,487,728	2,445,244
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 10.500% 07/25/2045	0.758%	703,671	704,604
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	1.200%	1,677,395	1,676,549
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	1.240%	575,268	580,139
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	0.428%	2,369,706	2,311,431
Wells Fargo Mortgage-Backed Securities Trust(a),(e)
CMO Series 2019-1 Class A1
11/25/2048	4.000%	467,853	472,038
CMO Series 2020-1 Class B2
12/25/2049	3.412%	987,790	1,013,383
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.690%	1,126,250	1,131,246
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.412%	1,982,454	1,992,035
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $539,647,970)			545,963,508

Senior Loans 0.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(t)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.365%	737,512	727,704
Airlines 0.0%
American Airlines, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	1.865%	247,500	226,745
Automotive 0.1%
Clarios Global LP(b),(t)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	3.615%	484,821	485,127
Clarios Global LP(b),(r),(t)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/30/2026		1,450,000	1,450,914
Navistar, Inc.(b),(t)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	3.620%	3,017,224	3,016,469
Total			4,952,510
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(t)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.870%	247,494	247,115
CSC Holdings LLC(b),(t)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.361%	700,000	695,562
3-month USD LIBOR + 2.250% 01/15/2026	2.361%	1,372,000	1,363,178
3-month USD LIBOR + 2.500% 04/15/2027	2.611%	1,727,125	1,719,837

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	73

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(b),(r),(t)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028		1,250,000	1,246,587
Total			5,272,279
Chemicals 0.1%
Acuity Specialty Products, Inc./Zep, Inc.(b),(t)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	5.000%	775,000	766,700
Avantor Funding, Inc.(b),(t)
Tranche B4 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/08/2027	3.500%	1,950,000	1,960,354
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(r),(t)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	2.004%	800,000	798,504
Nouryon Finance BV/AkzoNobel(b),(t)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	3.111%	500,000	498,305
Total			4,023,863
Consumer Cyclical Services 0.0%
Intrado Corp.(b),(t)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/10/2024	5.000%	750,000	739,170
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/10/2024	4.500%	570,000	557,483
Total			1,296,653
Diversified Manufacturing 0.0%
Vertiv Group Corp.(b),(r),(t)
Term Loan
1-month USD LIBOR + 3.000% 03/02/2027		1,410,519	1,411,887
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.0%
Vistra Operations Co., LLC(b),(t)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.863%	286,823	285,701
Environmental 0.0%
Clean Harbors, Inc.(b),(t)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	1.865%	389,899	390,223
GFL Environmental, Inc.(b),(t)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	605,865	608,391
Total			998,614
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(t)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	175,178
Delos Finance SARL(b),(t)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	2.004%	600,000	599,784
Total			774,962
Food and Beverage 0.0%
Hostess Brands LLC(b),(t)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2025	3.000%	742,481	741,093
Gaming 0.0%
Caesars Resort Collection LLC(b),(r),(t)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.865%	2,750,000	2,724,233

The accompanying Notes to Financial Statements are an integral part of this statement.
74	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Churchill Downs, Inc.(b),(t)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.120%	389,950	388,000
Total			3,112,233
Health Care 0.1%
Change Healthcare Holdings LLC(b),(r),(t)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	2,930,414	2,932,085
Gentiva Health Services, Inc.(b),(t)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% 07/02/2025	2.875%	1,597,226	1,598,232
IQVIA, Inc./Quintiles IMS(b),(t)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	1.865%	584,887	584,302
Total			5,114,619
Home Construction 0.0%
Brookfield Property REIT, Inc.(b),(t)
Tranche A2 Term Loan
3-month USD LIBOR + 3.000% 08/28/2023	3.115%	1,647,472	1,612,463
Independent Energy 0.0%
Ascent Resources Utica Holdings(b),(t)
2nd Lien Term Loan
1-month USD LIBOR + 10.000% Floor 1.000% 11/01/2025	10.000%	287,000	319,049
Other Industry 0.0%
Adtalem Global Education, Inc.(b),(c),(t)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 02/12/2028		1,250,000	1,237,500
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PowerTeam Services LLC(b),(t)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.250%	458,435	458,091
Total			1,695,591
Packaging 0.0%
Berry Global, Inc.(b),(r),(t)
Tranche Y Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	2.121%	1,250,000	1,248,888
Berry Global, Inc.(b),(t)
Tranche Y Term Loan
1-month USD LIBOR + 2.000% 07/01/2026	2.121%	1,263,750	1,262,625
Pactiv Evergreen Inc.(b),(t)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.865%	213,210	212,611
Total			2,724,124
Pharmaceuticals 0.1%
Bausch Health Companies, Inc.(b),(t)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.115%	1,142,105	1,143,110
Elanco Animal Health, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.865%	2,727,503	2,720,684
Total			3,863,794
Property & Casualty 0.0%
AmWINS Group, Inc.(b),(r),(t)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028		3,700,000	3,698,446

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	75

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(t)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.865%	556,251	550,599
Retailers 0.0%
Bass Pro Group LLC(b),(t)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	5.750%	1,000,000	1,000,470
Technology 0.0%
CommScope, Inc.(b),(t)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.365%	740,625	738,892
Peraton Corp.(b),(r),(t)
Delayed Draw Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028		1,466,639	1,472,138
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028		833,361	836,487
SS&C Technologies Holdings, Inc.(b),(t)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.865%	124,287	123,821
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.865%	95,959	95,599
Total			3,266,937
Wireless 0.0%
Digicel International Finance Ltd.(b),(r),(t)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/27/2024		2,000,000	1,900,000
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
SBA Senior Finance II LLC(b),(t)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.870%		726,375	723,302
Total				2,623,302
Wirelines 0.0%
Lumen Technologies, Inc.(b),(t)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.365%		247,500	246,431
Telenet Financing USD LLC(b),(t)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.112%		750,000	744,997
Zayo Group Holdings, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.115%		1,113,487	1,111,360
Total				2,102,788
Total Senior Loans (Cost $51,651,368)				52,396,426

Treasury Bills(n) 1.9%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 0.2%
Japan Treasury Discount Bills
03/15/2021	(0.100%)	JPY	2,720,000,000	25,518,348
United States 1.7%
U.S. Treasury Bills
03/11/2021	0.060%		68,440,000	68,438,518
03/25/2021	0.070%		10,000,000	9,999,507
04/01/2021	0.050%		5,000,000	4,999,773
04/08/2021	0.020%		8,000,000	7,999,805
04/22/2021	0.020%		5,000,000	4,999,858
05/06/2021	0.030%		8,000,000	7,999,492
05/20/2021	0.030%		22,000,000	21,998,274
06/17/2021	0.040%		6,000,000	5,999,277
06/24/2021	0.040%		18,000,000	17,997,858
07/15/2021	0.040%		15,000,000	14,997,781

The accompanying Notes to Financial Statements are an integral part of this statement.
76	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Treasury Bills(n) (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills(u)
07/22/2021	0.040%	5,000,000	4,999,264
Total			170,429,407
Total Treasury Bills (Cost $196,518,478)			195,947,755

U.S. Government & Agency Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
10/05/2022	2.000%	2,720,000	2,800,661
Federal National Mortgage Association(m)
STRIPS
10/08/2027	0.000%	1,900,000	1,756,864
05/15/2030	0.000%	520,000	447,594
Residual Funding Corp.(m)
STRIPS
01/15/2030	0.000%	7,351,000	6,365,078
04/15/2030	0.000%	425,000	364,889
Resolution Funding Corp.(m)
STRIPS
01/15/2029	0.000%	1,935,000	1,685,487
04/15/2029	0.000%	1,220,000	1,060,567
04/15/2030	0.000%	3,000,000	2,556,130
Tennessee Valley Authority Principal STRIP(m)
09/15/2024	0.000%	530,000	519,881
Total U.S. Government & Agency Obligations (Cost $15,782,552)			17,557,151

U.S. Treasury Obligations 18.1%

U.S. Treasury
03/31/2022	1.750%	10,003,500	10,181,297
11/30/2022	0.125%	81,827,000	81,827,000
12/31/2022	0.125%	133,155,000	133,144,598
01/31/2023	0.125%	152,170,000	152,158,112
02/15/2024	0.125%	37,726,000	37,566,843
12/31/2024	1.750%	48,065,000	50,400,659
07/31/2025	0.250%	54,355,000	53,518,443
09/30/2025	0.250%	29,540,000	29,018,434
11/30/2025	0.375%	10,255,000	10,113,193
12/31/2025	0.375%	20,835,000	20,524,103
01/31/2026	0.375%	135,588,000	133,427,066
01/31/2028	0.750%	92,235,000	90,102,066
05/15/2030	0.625%	15,360,000	14,402,400
08/15/2030	0.625%	21,895,000	20,461,562
11/15/2030	0.875%	111,435,000	106,368,190
02/15/2031	1.125%	99,738,000	97,322,470
05/15/2039	4.250%	24,695,000	33,866,877
05/15/2040	4.375%	32,730,000	45,822,000
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2040	1.375%	31,900,000	28,580,406
11/15/2042	2.750%	27,195,000	30,624,120
05/15/2043	2.875%	3,250,000	3,738,008
11/15/2043	3.750%	11,510,000	15,106,875
02/15/2044	3.625%	9,560,000	12,336,881
11/15/2048	3.375%	15,350,000	19,513,687
08/15/2049	2.250%	7,360,000	7,577,350
05/15/2050	1.250%	54,240,000	43,807,275
08/15/2050	1.375%	9,885,000	8,253,975
11/15/2050	1.625%	165,576,000	147,314,197
02/15/2051	1.875%	50,120,000	47,488,700
U.S. Treasury(c)
02/28/2023	0.125%	175,965,000	175,958,118
02/28/2026	0.500%	82,347,000	81,501,721
02/29/2028	1.125%	36,000,000	36,044,262
U.S. Treasury(r)
02/15/2041	1.875%	16,707,000	16,527,732
U.S. Treasury(u)
08/15/2043	3.625%	8,455,000	10,893,739
05/15/2045	3.000%	5,680,000	6,679,325
U.S. Treasury(m)
STRIPS
05/15/2036	0.000%	1,705,000	1,271,424
11/15/2038	0.000%	3,220,000	2,234,630
02/15/2039	0.000%	1,610,000	1,110,460
05/15/2039	0.000%	9,580,000	6,566,416
02/15/2040	0.000%	5,735,000	3,845,810
11/15/2040	0.000%	4,170,000	2,740,146
11/15/2041	0.000%	3,500,000	2,235,898
08/15/2042	0.000%	5,510,000	3,451,929
05/15/2043	0.000%	18,157,000	11,341,033
11/15/2043	0.000%	9,279,000	5,602,559
11/15/2043	0.000%	7,025,000	4,323,119
02/15/2044	0.000%	5,980,000	3,605,520
02/15/2045	0.000%	8,770,000	5,206,160
02/15/2045	0.000%	935,000	548,801
Total U.S. Treasury Obligations (Cost $1,898,681,138)			1,866,255,589

Money Market Funds 10.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(v),(w)	1,102,742,485	1,102,632,211
Total Money Market Funds (Cost $1,102,632,211)		1,102,632,211
Total Investments in Securities (Cost: $11,231,069,330)		11,413,754,849
Other Assets & Liabilities, Net		(1,101,264,209)
Net Assets		10,312,490,640

At February 28, 2021, securities and/or cash totaling $38,614,022 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	77

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,720,000,000 JPY	26,136,380 USD	Goldman Sachs	03/15/2021	615,159	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	760	06/2021	USD	121,006,250	—	(1,076,200)
U.S. Long Bond	1,231	06/2021	USD	195,998,281	—	(2,102,464)
U.S. Treasury 10-Year Note	390	06/2021	USD	51,760,313	—	(628,567)
U.S. Treasury 10-Year Note	1,486	06/2021	USD	197,220,063	—	(1,231,247)
U.S. Treasury 2-Year Note	571	06/2021	USD	126,057,172	—	(107,310)
U.S. Treasury 5-Year Note	2,260	06/2021	USD	280,169,375	—	(2,080,417)
U.S. Treasury 5-Year Note	3,316	06/2021	USD	411,080,375	—	(3,231,673)
U.S. Ultra Bond 10-Year Note	4	06/2021	USD	589,375	—	(5,977)
U.S. Ultra Bond 10-Year Note	163	06/2021	USD	24,017,031	—	(113,256)
U.S. Ultra Bond 10-Year Note	207	06/2021	USD	30,500,156	—	(292,176)
U.S. Ultra Treasury Bond	38	06/2021	USD	7,184,375	—	(6,597)
U.S. Ultra Treasury Bond	548	06/2021	USD	103,606,250	—	(370,665)
U.S. Ultra Treasury Bond	266	06/2021	USD	50,290,625	—	(853,834)
Total					—	(12,100,383)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(456)	06/2021	USD	(60,519,750)	647,960	—
U.S. Treasury 2-Year Note	(3,665)	06/2021	USD	(809,106,019)	624,061	—
U.S. Treasury 2-Year Note	(114)	06/2021	USD	(25,167,281)	19,369	—
U.S. Treasury 5-Year Note	(1,440)	06/2021	USD	(178,515,000)	1,459,735	—
U.S. Treasury 5-Year Note	(69)	06/2021	USD	(8,553,844)	60,294	—
U.S. Ultra Bond 10-Year Note	(244)	06/2021	USD	(35,951,875)	334,153	—
Total					3,145,572	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $2,928,262,046, which represents 28.40% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2021.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $72,863,915, which represents 0.71% of total net assets.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Non-income producing investment.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2021.
(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2021, the total value of these securities amounted to $7,489,219, which represents 0.07% of total net assets.
(m)	Zero coupon bond.
The accompanying Notes to Financial Statements are an integral part of this statement.
78	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	Income from this security may be subject to alternative minimum tax.
(q)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2021, the total value of these securities amounted to $3,027,810, which represents 0.03% of total net assets.
(r)	Represents a security purchased on a forward commitment basis.
(s)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(t)	The stated interest rate represents the weighted average interest rate at February 28, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(u)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(v)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(w)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	595,019,738	2,975,993,489	(2,468,379,298)	(1,718)	1,102,632,211	(44,519)	342,782	1,102,742,485
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	79

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,239,587,147	5,036,351	1,244,623,498
Commercial Mortgage-Backed Securities - Agency	—	85,559,675	—	85,559,675
Commercial Mortgage-Backed Securities - Non-Agency	—	585,192,000	—	585,192,000
Common Stocks
Energy	23,588	—	592	24,180
Total Common Stocks	23,588	—	592	24,180
Convertible Bonds	—	2,138,276	—	2,138,276
Corporate Bonds & Notes	—	3,431,590,980	—	3,431,590,980
Foreign Government Obligations	—	285,780,431	—	285,780,431
Municipal Bonds	—	59,130,022	—	59,130,022
Residential Mortgage-Backed Securities - Agency	—	1,932,445,181	6,517,966	1,938,963,147
Residential Mortgage-Backed Securities - Non-Agency	—	481,410,441	64,553,067	545,963,508
Senior Loans	—	52,396,426	—	52,396,426
Treasury Bills	170,429,407	25,518,348	—	195,947,755
U.S. Government & Agency Obligations	—	17,557,151	—	17,557,151
U.S. Treasury Obligations	1,812,171,684	54,083,905	—	1,866,255,589
Money Market Funds	1,102,632,211	—	—	1,102,632,211
Total Investments in Securities	3,085,256,890	8,252,389,983	76,107,976	11,413,754,849
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	615,159	—	615,159
Futures Contracts	3,145,572	—	—	3,145,572
Liability
Futures Contracts	(12,100,383)	—	—	(12,100,383)
Total	3,076,302,079	8,253,005,142	76,107,976	11,405,415,197
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	81

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $10,128,437,119)	$10,311,122,638
Affiliated issuers (cost $1,102,632,211)	1,102,632,211
Cash collateral held at broker for:
TBA	4,751,000
Margin deposits on:
Futures contracts	20,616,047
Unrealized appreciation on forward foreign currency exchange contracts	615,159
Receivable for:
Investments sold	208,023,376
Investments sold on a delayed delivery basis	915,853,807
Capital shares sold	34,107,941
Dividends	56,219
Interest	46,238,264
Foreign tax reclaims	281,038
Variation margin for futures contracts	4,747,246
Expense reimbursement due from Investment Manager	1,138
Prepaid expenses	131,474
Trustees’ deferred compensation plan	441,986
Other assets	59,719
Total assets	12,649,679,263
Liabilities
Due to custodian	20,224
Payable for:
Investments purchased	22,990,567
Investments purchased on a delayed delivery basis	2,284,312,717
Capital shares purchased	13,333,642
Distributions to shareholders	14,553,477
Variation margin for futures contracts	1,022,530
Management services fees	124,897
Transfer agent fees	259,704
Compensation of board members	16,987
Compensation of chief compliance officer	478
Other expenses	111,414
Trustees’ deferred compensation plan	441,986
Total liabilities	2,337,188,623
Net assets applicable to outstanding capital stock	$10,312,490,640
Represented by
Paid in capital	10,186,995,214
Total distributable earnings (loss)	125,495,426
Total - representing net assets applicable to outstanding capital stock	$10,312,490,640
Institutional Class
Net assets	$10,312,480,526
Shares outstanding	998,380,246
Net asset value per share	$10.33
Institutional 3 Class
Net assets	$10,114
Shares outstanding	978
Net asset value per share(a)	$10.35

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$342,782
Interest	115,704,320
Foreign taxes withheld	(28,573)
Total income	116,018,529
Expenses:
Management services fees	21,229,836
Transfer agent fees
Institutional Class	1,976,164
Compensation of board members	78,732
Custodian fees	64,460
Printing and postage fees	128,743
Registration fees	92,866
Audit fees	24,448
Legal fees	86,618
Interest on collateral	46
Compensation of chief compliance officer	1,453
Other	213,892
Total expenses	23,897,258
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(749,728)
Total net expenses	23,147,530
Net investment income	92,870,999
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	38,663,952
Investments — affiliated issuers	(44,519)
Foreign currency translations	170,659
Futures contracts	(49,935,034)
Swap contracts	210,008
Net realized loss	(10,934,934)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(160,806,672)
Investments — affiliated issuers	(1,718)
Foreign currency translations	(81)
Forward foreign currency exchange contracts	615,159
Futures contracts	(4,674,142)
Swap contracts	385,501
Net change in unrealized appreciation (depreciation)	(164,481,953)
Net realized and unrealized loss	(175,416,887)
Net decrease in net assets resulting from operations	$(82,545,888)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	83

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020 (a)
Operations
Net investment income	$92,870,999	$222,313,730
Net realized gain (loss)	(10,934,934)	213,355,204
Net change in unrealized appreciation (depreciation)	(164,481,953)	87,073,545
Net increase (decrease) in net assets resulting from operations	(82,545,888)	522,742,479
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(149,151)
Institutional Class	(318,836,836)	(253,068,630)
Institutional 3 Class	(346)	(178)
Total distributions to shareholders	(318,837,182)	(253,217,959)
Increase in net assets from capital stock activity	1,309,664,734	724,638,811
Total increase in net assets	908,281,664	994,163,331
Net assets at beginning of period	9,404,208,976	8,410,045,645
Net assets at end of period	$10,312,490,640	$9,404,208,976

	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	—	—	1,035	11,642
Distributions reinvested	—	—	13,128	134,822
Redemptions	—	—	(1,126,258)	(11,658,756)
Net decrease	—	—	(1,112,095)	(11,512,292)
Institutional Class
Subscriptions	172,145,647	1,821,421,885	318,148,542	3,329,174,787
Distributions reinvested	30,198,935	318,836,836	24,294,447	253,068,630
Redemptions	(78,134,423)	(830,593,987)	(277,515,943)	(2,846,102,314)
Net increase	124,210,159	1,309,664,734	64,927,046	736,141,103
Institutional 3 Class
Subscriptions	—	—	978	10,000
Net increase	—	—	978	10,000
Total net increase	124,210,159	1,309,664,734	63,815,929	724,638,811

(a)	Institutional 3 Class shares are based on operations from December 18, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	85

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$10.76	0.10	(0.18)	(0.08)	(0.11)	(0.24)	(0.35)
Year Ended 8/31/2020	$10.38	0.27	0.42	0.69	(0.28)	(0.03)	(0.31)
Year Ended 8/31/2019	$9.80	0.30	0.59	0.89	(0.31)	—	(0.31)
Year Ended 8/31/2018	$10.17	0.26	(0.38)	(0.12)	(0.25)	(0.00)(d)	(0.25)
Year Ended 8/31/2017(g)	$9.91	0.16	0.26(h)	0.42	(0.16)	—	(0.16)
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$10.77	0.10	(0.17)	(0.07)	(0.11)	(0.24)	(0.35)
Year Ended 8/31/2020(i)	$10.23	0.19	0.53	0.72	(0.18)	—	(0.18)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Rounds to zero.
(e)	Annualized.
(f)	Ratios include interest on collateral expense which is less than 0.01%.
(g)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$10.33	(0.75%)	0.50%(e),(f)	0.49%(e),(f)	1.96%(e)	114%	$10,312,481
Year Ended 8/31/2020	$10.76	6.77%	0.51%	0.49%	2.59%	184%	$9,404,198
Year Ended 8/31/2019	$10.38	9.33%	0.52%(c)	0.52%(c)	3.05%	219%	$8,398,508
Year Ended 8/31/2018	$9.80	(1.16%)	0.52%	0.52%	2.66%	228%	$7,969,883
Year Ended 8/31/2017(g)	$10.17	4.28%	0.54%(e)	0.53%(e)	2.48%(e)	345%	$7,549,220
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$10.35	(0.65%)	0.47%(e),(f)	0.46%(e),(f)	1.98%(e)	114%	$10
Year Ended 8/31/2020(i)	$10.77	7.11%	0.48%(e)	0.46%(e)	2.53%(e)	184%	$11
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	87

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge. Effective at close of business on January 24, 2020, Class A shares merged, in a tax-free transaction, into Institutional Class shares and Class A shares are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The
88	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	89

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
90	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, and to hedge against market volatility. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a specific debt security or a basket of debt securities, and as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
92	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	615,159
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,145,572*
Total		3,760,731

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	12,100,383*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	592,650	592,650
Interest rate risk	(49,935,034)	(382,642)	(50,317,676)
Total	(49,935,034)	210,008	(49,725,026)

Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	93

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	615,159	—	—	615,159
Interest rate risk	—	(4,674,142)	385,501	(4,288,641)
Total	615,159	(4,674,142)	385,501	(3,673,482)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2021:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,399,478,918*
Futures contracts — short	1,244,458,028*
Credit default swap contracts — buy protection	29,047,911**

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	307,580*	—
Interest rate swap contracts	363,020**	(561,413)**

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2021.
**	Based on the ending daily outstanding amounts for the six months ended February 28, 2021.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
94	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	95

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2021:
Goldman Sachs ($)
Assets
Forward foreign currency exchange contracts	615,159
Total financial and derivative net assets	615,159
Total collateral received (pledged) (a)	-
Net amount (b)	615,159

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
96	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.45% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P., PGIM, Inc., the asset management arm of Prudential Financial, TCW Investment Management Company LLC and Voya Investment Management Co. LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any
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Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares. In addition, effective January 1, 2021 through December 31, 2021, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.01% of the average daily net assets attributable to that share class.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.04
Institutional 3 Class	0.02
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
98	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through December 31, 2021
Institutional Class	0.49%
Institutional 3 Class	0.46
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective January 1, 2021 through December 31, 2021, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.01% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
11,234,014,000	315,463,000	(141,117,000)	174,346,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $12,011,176,432 and $10,722,961,972, respectively, for the six months ended February 28, 2021, of which $9,308,044,250 and $8,504,155,950, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	99

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
100	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	101

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
102	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021	103

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
104	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2021

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Multi-Manager Total Return Bond Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR101_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Multi-Manager Small Cap Equity Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Small Cap Equity Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Small Cap Equity Strategies Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
BMO Asset Management Corp.
David Corris, CFA
Thomas Lettenberger, CFA
Columbia Management Investment Advisers, LLC
Christian Stadlinger, Ph.D, CFA
Jarl Ginsberg, CFA, CAIA
Conestoga Capital Advisors, LLC
Robert Mitchell
Joseph Monahan, CFA
Hotchkis and Wiley Capital Management, LLC
Judd Peters, CFA
Ryan Thomes, CFA
J.P. Morgan Investment Management Inc.
Eytan Shapiro, CFA
Felise Agranoff, CFA
Matthew Cohen
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class*	01/03/17	38.79	49.42	17.02	13.06
Institutional 3 Class*	12/18/19	38.86	49.51	17.05	13.07
Russell 2000 Index		41.69	51.00	17.92	13.58
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of a class include the returns of the Fund’s Class A shares for the period from April 20, 2012 (the inception date of the Fund) through January 2, 2017, and for Institutional 3 Class shares, include the returns of the Fund’s Institutional Class shares for the period from January 3, 2017 through the inception date of the class. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2021)
Common Stocks	98.2
Exchange-Traded Equity Funds	0.1
Limited Partnerships	0.3
Money Market Funds	1.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2021)
Communication Services	1.7
Consumer Discretionary	12.5
Consumer Staples	2.6
Energy	3.8
Financials	17.6
Health Care	13.4
Industrials	21.6
Information Technology	17.6
Materials	3.6
Real Estate	3.9
Utilities	1.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,387.90	1,019.67	5.80	4.90	0.99
Institutional 3 Class	1,000.00	1,000.00	1,388.60	1,020.55	4.74	4.01	0.81
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 1.7%
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A(a)	18,225	2,886,111
Vonage Holdings Corp.(a)	87,400	1,155,428
Total		4,041,539
Interactive Media & Services 0.3%
Eventbrite, Inc., Class A(a)	62,500	1,241,875
MediaAlpha, Inc.(a)	33,463	1,757,142
Total		2,999,017
Media 1.1%
Cardlytics, Inc.(a)	14,100	1,867,263
Emerald Holding, Inc.(a)	195,700	1,070,479
Entravision Communications Corp., Class A	62,400	195,312
Gray Television, Inc.(a)	63,423	1,151,128
MDC Partners, Inc., Class A(a)	88,900	280,924
MSG Networks, Inc., Class A(a)	83,840	1,421,926
New York Times Co. (The), Class A	59,132	3,025,784
Nexstar Media Group, Inc., Class A	15,500	2,132,025
TEGNA, Inc.	126,396	2,304,199
Total		13,449,040
Total Communication Services		20,489,596
Consumer Discretionary 12.3%
Auto Components 2.5%
Adient PLC(a)	23,800	882,504
American Axle & Manufacturing Holdings, Inc.(a)	121,148	1,183,616
Cooper Tire & Rubber Co.	20,800	1,190,592
Dana, Inc.	104,347	2,484,502
Dorman Products, Inc.(a)	42,205	4,208,261
Fox Factory Holding Corp.(a)	104,608	13,300,907
Goodyear Tire & Rubber Co. (The)(a)	126,398	2,124,750
Modine Manufacturing Co.(a)	44,238	613,581
Motorcar Parts of America, Inc.(a)	30,500	649,040
Standard Motor Products, Inc.	17,259	725,051
Stoneridge, Inc.(a)	35,719	1,095,144
Visteon Corp.(a)	18,200	2,314,494
Total		30,772,442
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.3%
Winnebago Industries, Inc.	44,992	3,131,443
Diversified Consumer Services 0.7%
Bright Horizons Family Solutions, Inc.(a)	9,655	1,541,517
Franchise Group, Inc.	12,000	420,960
Graham Holdings Co., Class B	2,676	1,607,821
Grand Canyon Education, Inc.(a)	40,161	4,204,455
H&R Block, Inc.	44,500	855,735
Total		8,630,488
Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp.(a)	100,655	5,908,449
Brinker International, Inc.	6,500	445,835
Caesars Entertainment, Inc.(a)	51,192	4,783,380
Carrols Restaurant Group, Inc.(a)	158,700	980,766
Del Taco Restaurants, Inc.	58,478	587,119
Dine Brands Global, Inc.	47,201	3,734,071
Golden Entertainment, Inc.(a)	38,068	899,547
Hilton Grand Vacations, Inc.(a)	25,800	1,019,358
International Game Technology PLC	127,600	2,333,804
Jack in the Box, Inc.	6,600	675,510
Marriott Vacations Worldwide Corp.	17,900	3,037,809
Papa John’s International, Inc.	12,400	1,118,356
Penn National Gaming, Inc.(a)	19,054	2,206,072
Planet Fitness, Inc., Class A(a)	28,420	2,446,678
Texas Roadhouse, Inc.	43,453	3,949,009
Travel + Leisure Co.	12,800	773,504
Total		34,899,267
Household Durables 2.1%
Century Communities, Inc.(a)	36,412	2,014,676
Ethan Allen Interiors, Inc.	36,800	942,816
Green Brick Partners, Inc.(a)	51,800	1,022,014
Helen of Troy Ltd.(a)	16,364	3,547,715
Hooker Furniture Corp.	19,600	662,676
KB Home	51,000	2,059,380
La-Z-Boy, Inc.	54,826	2,336,136
LGI Homes, Inc.(a)	5,300	579,025
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
M/I Homes, Inc.(a)	34,211	1,707,129
Meritage Homes Corp.(a)	22,865	1,927,748
Sonos, Inc.(a)	50,843	1,979,827
Taylor Morrison Home Corp., Class A(a)	30,000	825,300
TopBuild Corp.(a)	8,400	1,599,444
Tri Pointe Homes, Inc.(a)	184,103	3,497,957
Universal Electronics, Inc.(a)	17,017	990,219
Total		25,692,062
Internet & Direct Marketing Retail 0.4%
PetMed Express, Inc.	7,900	274,209
Poshmark, Inc., Class A(a)	15,000	870,900
RealReal, Inc. (The)(a)	69,849	1,783,944
Revolve Group, Inc.(a)	35,023	1,614,560
Total		4,543,613
Leisure Products 0.1%
Johnson Outdoors, Inc., Class A	12,277	1,481,588
Multiline Retail 0.1%
Big Lots, Inc.	7,200	457,488
Dillard’s, Inc., Class A	2,700	215,190
Ollie’s Bargain Outlet Holdings, Inc.(a)	12,958	1,071,367
Total		1,744,045
Specialty Retail 3.1%
American Eagle Outfitters, Inc.	103,000	2,647,100
Asbury Automotive Group, Inc.(a)	4,800	813,360
Caleres, Inc.	61,590	976,817
Cato Corp. (The), Class A	55,300	682,402
Children’s Place, Inc. (The)(a)	32,700	2,264,475
Floor & Decor Holdings, Inc.(a)	26,606	2,529,965
Foot Locker, Inc.	8,600	413,574
Genesco, Inc.(a)	105,876	4,758,067
Group 1 Automotive, Inc.	5,900	899,396
Hibbett Sports, Inc.(a)	37,198	2,390,344
Leslie’s, Inc.(a)	33,321	809,034
Lithia Motors, Inc., Class A	10,948	4,094,005
MarineMax, Inc.(a)	34,869	1,556,901
Michaels Companies, Inc. (The)(a)	42,100	631,500
National Vision Holdings, Inc.(a)	82,372	3,911,846
ODP Corp. (The)	14,430	552,236
Common Stocks (continued)
Issuer	Shares	Value ($)
OneWater Marine, Inc., Class A(a)	18,300	651,663
Penske Automotive Group, Inc.	6,700	455,466
Petco Health & Wellness Co., Inc.(a)	118,860	2,368,880
Rent-A-Center, Inc.	12,600	727,776
Sonic Automotive, Inc., Class A	18,600	857,646
Sportsman’s Warehouse Holdings, Inc.(a)	50,400	853,776
Tilly’s, Inc.(a)	20,200	208,464
Urban Outfitters, Inc.(a)	14,100	477,990
Zumiez, Inc.(a)	37,715	1,700,192
Total		38,232,875
Textiles, Apparel & Luxury Goods 0.2%
Culp, Inc.	16,200	279,450
G-III Apparel Group Ltd.(a)	14,700	423,213
Movado Group, Inc.	53,381	1,217,087
Rocky Brands, Inc.	6,100	265,899
Vera Bradley, Inc.(a)	71,200	675,688
Total		2,861,337
Total Consumer Discretionary		151,989,160
Consumer Staples 2.6%
Food & Staples Retailing 1.4%
BJ’s Wholesale Club Holdings, Inc.(a)	102,702	4,126,566
Grocery Outlet Holding Corp.(a)	54,281	1,953,573
Ingles Markets, Inc., Class A	12,900	670,284
Natural Grocers by Vitamin Cottage, Inc.	28,000	394,240
Performance Food Group, Inc.(a)	78,424	4,253,718
SpartanNash Co.	24,707	450,409
Sprouts Farmers Market, Inc.(a)	19,600	413,756
The Chefs’ Warehouse(a)	43,700	1,360,818
United Natural Foods, Inc.(a)	111,500	2,949,175
Village Super Market, Inc., Class A	19,500	449,475
Weis Markets, Inc.	9,100	486,395
Total		17,508,409
Food Products 0.4%
B&G Foods, Inc.	20,000	606,600
Freshpet, Inc.(a)	28,511	4,444,294
Total		5,050,894

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.6%
Central Garden & Pet Co.(a)	14,000	638,400
Central Garden & Pet Co., Class A(a)	42,664	1,770,983
Energizer Holdings, Inc.	5,800	242,440
Spectrum Brands Holdings, Inc.	14,032	1,088,182
WD-40 Co.	11,250	3,507,187
Total		7,247,192
Personal Products 0.2%
BellRing Brands, Inc., Class A(a)	47,500	1,079,200
Nu Skin Enterprises, Inc., Class A	8,200	419,676
Usana Health Sciences, Inc.(a)	7,100	689,126
Total		2,188,002
Total Consumer Staples		31,994,497
Energy 3.6%
Energy Equipment & Services 1.2%
Cactus, Inc., Class A	15,300	487,611
ChampionX Corp.(a)	38,300	814,641
Core Laboratories NV	6,300	223,902
Dril-Quip, Inc.(a)	15,600	529,776
Frank’s International NV(a)	288,200	1,305,546
Helix Energy Solutions Group, Inc.(a)	137,500	673,750
Helmerich & Payne, Inc.	67,100	1,927,783
Hoegh LNG Partners LP	19,500	300,495
Liberty Oilfield Services, Inc., Class A	59,900	700,231
Matrix Service Co.(a)	98,834	1,341,177
NexTier Oilfield Solutions, Inc.(a)	224,917	1,045,864
Oil States International, Inc.(a)	34,100	249,953
ProPetro Holding Corp.(a)	174,552	2,002,112
Select Energy Services, Inc., Class A(a)	171,060	1,081,099
Solaris Oilfield Infrastructure, Inc., Class A	123,940	1,463,731
Technip Energies NV, ADR(a)	5,200	65,832
TechnipFMC PLC	26,000	213,720
Total		14,427,223
Oil, Gas & Consumable Fuels 2.4%
Berry Corp.	123,200	611,072
Bonanza Creek Energy, Inc.(a)	36,800	1,175,024
Cimarex Energy Co.	52,500	3,044,475
CVR Energy, Inc.	11,500	253,920
Common Stocks (continued)
Issuer	Shares	Value ($)
Denbury, Inc.(a)	24,300	1,038,825
Devon Energy Corp.	155,900	3,358,086
Earthstone Energy, Inc., Class A(a)	116,800	826,944
Equitrans Midstream Corp.	129,500	936,285
Green Plains, Inc.(a)	9,300	235,476
HollyFrontier Corp.	13,900	526,532
Kosmos Energy Ltd.	229,600	707,168
Matador Resources Co.(a)	61,900	1,293,091
Northern Oil and Gas, Inc.(a)	79,700	1,058,416
Oasis Petroleum, Inc.(a)	19,300	1,097,398
Ovintiv, Inc.	141,600	3,266,712
PDC Energy, Inc.(a)	23,577	824,016
Penn Virginia Corp.(a)	121,661	1,781,117
Range Resources Corp.(a)	86,500	833,860
Renewable Energy Group, Inc.(a)	40,230	3,128,687
REX American Resources Corp.(a)	5,800	545,606
Whiting Petroleum Corp.(a)	30,700	1,053,010
World Fuel Services Corp.	69,429	2,157,854
Total		29,753,574
Total Energy		44,180,797
Financials 17.3%
Banks 10.1%
1st Source Corp.	25,289	1,122,073
Amalgamated Bank, Class A	20,200	354,712
Ameris Bancorp	61,500	2,929,860
Associated Banc-Corp.	126,068	2,540,270
Atlantic Union Bankshares Corp.	88,600	3,254,278
Bancorp, Inc. (The)(a)	233,647	4,736,025
BankUnited, Inc.	22,500	904,275
Banner Corp.	31,714	1,642,151
Bar Harbor Bankshares	16,100	450,639
Berkshire Hills Bancorp, Inc.	43,300	872,928
BOK Financial Corp.	6,600	567,996
Brookline Bancorp, Inc.	48,900	695,847
Bryn Mawr Bank Corp.	9,400	355,602
Cadence BanCorp	116,169	2,383,788
Camden National Corp.	7,100	287,763
Cathay General Bancorp	148,181	5,577,533
Central Pacific Financial Corp.	71,826	1,625,422

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CIT Group, Inc.	19,700	893,395
Civista Bancshares, Inc.	12,500	240,375
CNB Financial Corp.	9,400	218,174
Community Bank System, Inc.	42,400	3,018,456
Community Trust Bancorp, Inc.	25,968	1,061,052
ConnectOne Bancorp, Inc.	28,500	662,055
CrossFirst Bankshares, Inc.(a)	36,800	491,280
Customers Bancorp, Inc.(a)	35,300	945,334
Dime Community Bancshares, Inc.	35,116	1,032,762
Eagle Bancorp, Inc.	18,800	919,132
Equity Bancshares, Inc., Class A(a)	22,900	595,400
FB Financial Corp.	17,068	723,854
Financial Institutions, Inc.	31,482	861,977
First BanCorp	88,000	923,120
First BanCorp	21,717	874,544
First Busey Corp.	23,300	533,337
First Business Financial Services, Inc.	13,400	297,480
First Commonwealth Financial Corp.	143,298	1,921,626
First Financial Bancorp	30,500	684,115
First Financial Bankshares, Inc.	54,463	2,432,318
First Financial Corp.	17,800	754,364
First Hawaiian, Inc.	33,800	942,682
First Internet Bancorp	17,000	556,750
First Merchants Corp.	43,841	1,843,514
First Midwest Bancorp, Inc.	36,500	721,970
First of Long Island Corp. (The)	25,800	479,364
Flushing Financial Corp.	44,000	913,000
FNB Corp.	59,900	708,617
Fulton Financial Corp.	58,254	900,024
Great Southern Bancorp, Inc.	19,146	1,010,717
Great Western Bancorp, Inc.	98,215	2,635,108
Hancock Whitney Corp.	127,506	4,813,351
Hanmi Financial Corp.	59,700	1,022,064
Heartland Financial U.S.A., Inc.	13,581	634,776
Hilltop Holdings, Inc.	62,067	2,050,694
HomeTrust Bancshares, Inc.	9,600	222,144
Hope Bancorp, Inc.	71,700	943,572
Horizon Bancorp, Inc.	25,400	453,644
Independent Bank Corp.	31,900	2,727,769
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Bank Corp.	29,445	608,628
Independent Bank Group, Inc.	36,700	2,557,623
International Bancshares Corp.	55,175	2,404,527
Investors Bancorp, Inc.	52,400	699,016
Lakeland Bancorp, Inc.	67,654	1,060,815
Live Oak Bancshares, Inc.	15,200	837,672
Mercantile Bank Corp.	15,100	441,524
Metropolitan Bank Holding Corp.(a)	8,800	455,224
Midland States Bancorp, Inc.	34,700	850,150
MidWestOne Financial Group, Inc.	15,900	436,296
Northrim BanCorp, Inc.	8,200	315,618
OceanFirst Financial Corp.	32,100	697,533
Orrstown Financial Services, Inc.	11,300	220,124
Pacific Premier Bancorp, Inc.	62,894	2,534,628
PacWest Bancorp	26,800	971,232
Peapack-Gladstone Financial Corp.	41,306	1,136,328
Peoples Bancorp, Inc.	7,100	221,094
Popular, Inc.	51,900	3,467,958
Preferred Bank	28,368	1,643,926
QCR Holdings, Inc.	9,526	394,376
RBB Bancorp	18,200	342,160
Renasant Corp.	61,100	2,400,008
Republic Bancorp, Inc.	7,900	332,116
S&T Bancorp, Inc.	31,100	898,168
Sandy Spring Bancorp, Inc.	83,712	3,145,897
Sierra Bancorp	12,300	293,355
Silvergate Capital Corp., Class A(a)	3,660	466,870
Simmons First National Corp., Class A	11,400	333,792
Southern National Bancorp of Virginia, Inc.	35,100	498,420
Synovus Financial Corp.	21,300	901,203
TCF Financial Corp.	57,000	2,554,740
Texas Capital Bancshares, Inc.(a)	12,700	967,740
Towne Bank	24,400	703,696
Trico Bancshares	16,422	707,296
TriState Capital Holdings, Inc.(a)	19,700	452,115
Triumph Bancorp, Inc.(a)	37,200	2,853,240
Trustmark Corp.	63,107	1,903,307
UMB Financial Corp.	39,000	3,290,430
Umpqua Holdings Corp.	40,100	684,507

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Univest Corporation of Pennsylvania	37,033	931,380
Valley National Bancorp	37,500	459,375
Washington Trust Bancorp, Inc.	11,000	523,050
Webster Financial Corp.	17,500	967,925
Wintrust Financial Corp.	38,675	2,848,800
Total		125,378,954
Capital Markets 2.1%
BrightSphere Investment Group, Inc.	33,300	602,730
Cowen, Inc.	125,385	4,244,282
Diamond Hill Investment Group, Inc.	3,200	453,920
Evercore, Inc., Class A	41,034	4,914,642
Federated Hermes, Inc., Class B	53,861	1,439,166
Focus Financial Partners, Inc., Class A(a)	86,646	4,073,229
Greenhill & Co., Inc.	44,334	669,000
Houlihan Lokey, Inc.	25,500	1,620,780
Lazard Ltd., Class A	21,100	816,359
Oppenheimer Holdings, Inc., Class A	15,446	585,403
Stifel Financial Corp.	71,439	4,363,494
StoneX Group, Inc.(a)	11,895	686,223
Victory Capital Holdings, Inc., Class A	25,800	612,750
Virtu Financial, Inc. Class A	26,379	719,355
Total		25,801,333
Consumer Finance 0.5%
Encore Capital Group, Inc.(a)	20,280	677,758
Navient Corp.	53,400	661,092
Nelnet, Inc., Class A	15,948	1,157,825
PROG Holdings, Inc.	29,231	1,461,550
SLM Corp.	175,300	2,767,987
Total		6,726,212
Insurance 1.6%
Ambac Financial Group, Inc.(a)	43,100	730,545
American Equity Investment Life Holding Co.	22,000	607,860
AMERISAFE, Inc.	45,485	2,661,782
Argo Group International Holdings Ltd.	57,800	2,670,938
Axis Capital Holdings Ltd.	17,100	864,063
Brighthouse Financial, Inc.(a)	16,300	650,207
CNO Financial Group, Inc.	38,163	918,202
Employers Holdings, Inc.	57,264	1,906,319
Common Stocks (continued)
Issuer	Shares	Value ($)
Enstar Group Ltd.(a)	4,100	871,619
Global Indemnity Group LLC	14,200	412,510
Hanover Insurance Group, Inc. (The)	7,500	865,125
Horace Mann Educators Corp.	23,704	913,552
James River Group Holdings Ltd.	8,600	394,826
National Western Life Group, Inc., Class A	4,200	877,086
ProAssurance Corp.	117,827	2,916,218
SiriusPoint Ltd.(a)	64,600	659,566
State Auto Financial Corp.	26,500	496,610
Stewart Information Services Corp.	16,600	783,520
Total		20,200,548
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Apollo Commercial Real Estate Finance, Inc.	20,900	277,761
Arlington Asset Investment Corp., Class A(a)	65,900	264,259
Blackstone Mortgage Trust, Inc.	70,900	2,070,280
Colony Credit Real Estate, Inc.	77,100	636,075
Granite Point Mortgage Trust, Inc.	29,400	328,104
Great Ajax Corp.	49,161	553,061
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46,600	2,620,318
MFA Financial, Inc.	74,900	301,098
Starwood Property Trust, Inc.	92,700	2,116,341
TPG RE Finance Trust, Inc.	23,700	247,428
Total		9,414,725
Thrifts & Mortgage Finance 2.2%
Axos Financial, Inc.(a)	113,355	5,244,936
Bridgewater Bancshares, Inc.(a)	19,000	274,550
Essent Group Ltd.	31,566	1,301,466
Federal Agricultural Mortgage Corp.	8,000	690,000
Flagstar Bancorp, Inc.	29,629	1,285,602
FS Bancorp, Inc.	4,500	272,835
HomeStreet, Inc.	46,890	2,014,394
Luther Burbank Corp.	36,600	373,686
Meridian Bancorp, Inc.	13,400	224,450
MGIC Investment Corp.	175,500	2,137,590
NMI Holdings, Inc., Class A(a)	47,971	1,096,617
Northfield Bancorp, Inc.	32,600	446,294
Premier Financial Corp.	14,800	453,768
Provident Financial Services, Inc.	33,600	679,728

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Radian Group, Inc.	107,700	2,197,080
Southern Missouri Bancorp, Inc.	7,900	290,246
Territorial Bancorp, Inc.	9,600	235,968
TrustCo Bank Corp.	186,698	1,284,482
Washington Federal, Inc.	63,085	1,906,429
WSFS Financial Corp.	90,211	4,793,813
Total		27,203,934
Total Financials		214,725,706
Health Care 13.2%
Biotechnology 5.4%
ACADIA Pharmaceuticals, Inc.(a)	22,119	1,083,167
ADC Therapeutics SA(a)	57,902	1,539,614
Alector, Inc.(a)	50,520	918,454
Alkermes PLC(a)	40,419	769,578
Allogene Therapeutics, Inc.(a)	24,123	837,309
Amicus Therapeutics, Inc.(a)	170,538	2,094,207
Arcutis Biotherapeutics, Inc.(a)	19,300	659,481
Arena Pharmaceuticals, Inc.(a)	16,500	1,325,775
Arrowhead Pharmaceuticals, Inc.(a)	40,426	3,220,335
Atara Biotherapeutics, Inc.(a)	102,552	1,720,823
Avrobio, Inc.(a)	71,712	788,832
Biohaven Pharmaceutical Holding Co., Ltd.(a)	31,993	2,718,765
Blueprint Medicines Corp.(a)	27,824	2,732,873
BridgeBio Pharma, Inc.(a)	34,519	2,439,803
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	131,021	2,127,781
FibroGen, Inc.(a)	39,101	1,956,223
G1 Therapeutics, Inc.(a)	47,544	1,050,722
Generation Bio Co.(a)	20,480	715,162
Global Blood Therapeutics, Inc.(a)	18,158	773,531
Halozyme Therapeutics, Inc.(a)	94,253	4,264,948
Heron Therapeutics, Inc.(a)	79,438	1,436,239
Homology Medicines, Inc.(a)	49,248	528,924
Intercept Pharmaceuticals, Inc.(a)	18,595	402,768
Iovance Biotherapeutics, Inc.(a)	12,900	481,170
Kronos Bio, Inc.(a)	36,155	1,051,026
Ligand Pharmaceuticals, Inc.(a)	21,123	3,130,851
Mirati Therapeutics, Inc.(a)	7,827	1,572,601
Natera, Inc.(a)	48,950	5,682,605
Common Stocks (continued)
Issuer	Shares	Value ($)
Novavax, Inc.(a)	10,600	2,451,038
Olema Pharmaceuticals, Inc.(a)	17,800	710,576
Orchard Therapeutics PLC, ADR(a)	67,197	468,363
REGENXBIO, Inc.(a)	44,135	1,805,563
Relay Therapeutics, Inc.(a)	36,230	1,495,212
Revolution Medicines, Inc.(a)	30,857	1,409,548
Rubius Therapeutics, Inc.(a)	67,030	695,771
Sage Therapeutics, Inc.(a)	15,769	1,340,365
Sana Biotechnology, Inc.(a)	32,207	990,043
Silverback Therapeutics, Inc.(a)	15,500	744,930
Twist Bioscience Corp.(a)	27,334	3,762,252
Vanda Pharmaceuticals, Inc.(a)	23,500	438,275
Vericel Corp.(a)	34,715	1,676,040
Viela Bio, Inc.(a)	18,655	992,446
Total		67,003,989
Health Care Equipment & Supplies 3.2%
Angiodynamics, Inc.(a)	49,086	1,028,352
CONMED Corp.	12,532	1,542,188
Integer Holdings Corp.(a)	12,566	1,108,196
iRhythm Technologies, Inc.(a)	19,900	3,201,910
LeMaitre Vascular, Inc.	87,011	4,471,495
Merit Medical Systems, Inc.(a)	120,657	6,723,008
Mesa Laboratories, Inc.	24,009	6,528,287
Neogen Corp.(a)	78,509	6,431,457
Nevro Corp.(a)	20,174	3,332,341
Orthofix Medical, Inc.(a)	23,104	1,074,567
Outset Medical, Inc.(a)	20,968	1,043,997
Shockwave Medical, Inc.(a)	28,559	3,334,549
Total		39,820,347
Health Care Providers & Services 1.4%
1Life Healthcare, Inc.(a)	22,457	1,066,932
Acadia Healthcare Co., Inc.(a)	41,370	2,285,279
Accolade, Inc.(a)	50,865	2,254,337
Amedisys, Inc.(a)	11,404	2,892,510
Hanger, Inc.(a)	66,449	1,460,549
LHC Group, Inc.(a)	2,900	526,959
Mednax, Inc.(a)	15,700	383,551
National Research Corp., Class A	32,343	1,671,163
Oak Street Health, Inc.(a)	15,879	842,063

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
R1 RCM, Inc.(a)	96,100	2,656,204
Signify Health, Inc., Class A(a)	19,650	648,843
Total		16,688,390
Health Care Technology 1.5%
Computer Programs & Systems, Inc.	32,126	1,010,363
Evolent Health, Inc., Class A(a)	89,642	1,806,286
HealthStream, Inc.(a)	27,831	648,462
Omnicell, Inc.(a)	66,921	8,492,275
Simulations Plus, Inc.	11,994	860,210
Vocera Communications, Inc.(a)	135,646	5,811,075
Total		18,628,671
Life Sciences Tools & Services 1.2%
Adaptive Biotechnologies Corp.(a)	11,539	652,761
Berkeley Lights, Inc.(a)	16,107	998,151
Luminex Corp.	22,336	726,367
Personalis, Inc.(a)	58,026	1,788,942
Repligen Corp.(a)	41,675	8,851,353
Seer, Inc.(a)	20,769	1,001,689
Syneos Health, Inc.(a)	12,900	997,815
Total		15,017,078
Pharmaceuticals 0.5%
Arvinas, Inc.(a)	34,337	2,688,587
Atea Pharmaceuticals, Inc.(a)	8,000	602,880
Revance Therapeutics, Inc.(a)	71,862	1,887,096
Taro Pharmaceutical Industries Ltd.(a)	11,200	800,800
Total		5,979,363
Total Health Care		163,137,838
Industrials 21.2%
Aerospace & Defense 1.4%
AAR Corp.	23,400	930,852
Axon Enterprise, Inc.(a)	39,121	6,474,134
Mercury Systems, Inc.(a)	102,604	6,706,198
Moog, Inc., Class A	29,300	2,275,438
National Presto Industries, Inc.	6,800	695,844
Vectrus, Inc.(a)	16,000	873,600
Total		17,956,066
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.(a)	43,800	1,162,452
Echo Global Logistics, Inc.(a)	22,384	623,618
Forward Air Corp.	5,100	437,427
HUB Group, Inc., Class A(a)	16,708	962,047
Total		3,185,544
Airlines 0.3%
Allegiant Travel Co.	3,600	907,884
Skywest, Inc.	48,600	2,739,582
Spirit Airlines, Inc.(a)	13,500	484,380
Total		4,131,846
Building Products 3.2%
AAON, Inc.	82,612	6,369,386
Advanced Drainage Systems, Inc.	53,305	5,864,616
Apogee Enterprises, Inc.	11,700	437,580
Armstrong Flooring, Inc.(a)	90,400	468,272
AZEK Co., Inc. (The)(a)	49,327	2,175,814
Griffon Corp.	12,300	302,580
Masonite International Corp.(a)	34,074	3,738,599
Quanex Building Products Corp.	47,629	1,158,814
Resideo Technologies, Inc.(a)	34,000	816,680
Simpson Manufacturing Co., Inc.	88,828	8,657,177
Trex Company, Inc.(a)	109,631	10,046,585
UFP Industries, Inc.	4,400	268,400
Total		40,304,503
Commercial Services & Supplies 1.7%
ABM Industries, Inc.	10,800	466,344
ACCO Brands Corp.	97,200	787,320
Casella Waste Systems, Inc., Class A(a)	138,681	8,032,403
Clean Harbors, Inc.(a)	14,833	1,263,030
Ennis, Inc.	33,400	661,988
Herman Miller, Inc.	11,500	441,082
Interface, Inc.	136,909	1,700,410
Kimball International, Inc., Class B	92,778	1,200,547
Knoll, Inc.	56,100	914,991
MSA Safety, Inc.	18,840	3,033,052

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Steelcase, Inc., Class A	177,673	2,476,762
US Ecology, Inc.(a)	6,800	259,828
Total		21,237,757
Construction & Engineering 2.2%
API Group Corp.(a)	104,000	1,924,000
Comfort Systems U.S.A., Inc.	10,300	637,982
Construction Partners, Inc., Class A(a)	196,299	5,680,893
EMCOR Group, Inc.	45,144	4,395,672
Fluor Corp.	53,700	921,492
Great Lakes Dredge & Dock Corp.(a)	57,400	871,906
MasTec, Inc.(a)	43,600	3,782,300
MYR Group, Inc.(a)	26,979	1,590,412
Northwest Pipe Co.(a)	17,432	593,211
Primoris Services Corp.	82,294	2,754,380
Sterling Construction Co., Inc.(a)	20,300	462,434
Tutor Perini Corp.(a)	38,600	567,420
Valmont Industries, Inc.	10,755	2,543,880
Total		26,725,982
Electrical Equipment 1.4%
Acuity Brands, Inc.	3,500	431,550
Array Technologies, Inc.(a)	19,720	731,218
Atkor, Inc.(a)	3,600	243,540
AZZ, Inc.	17,800	909,402
Bloom Energy Corp., Class A(a)	126,508	3,609,273
Encore Wire Corp.	13,900	910,867
EnerSys	9,400	848,632
GrafTech International Ltd.	74,100	876,603
Plug Power, Inc.(a)	35,589	1,721,796
Powell Industries, Inc.	16,300	507,419
Preformed Line Products Co.	6,400	469,504
Regal Beloit Corp.	8,206	1,121,514
Shoals Technologies Group, Inc., Class A(a)	47,921	1,563,183
Thermon(a)	53,300	1,088,919
Vertiv Holdings Co.	89,107	1,865,009
Total		16,898,429
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	14,226	2,066,327
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.9%
Altra Industrial Motion Corp.	41,800	2,421,056
Astec Industries, Inc.	18,044	1,225,548
Blue Bird Corp.(a)	31,900	775,489
Columbus McKinnon Corp.	26,799	1,349,062
Crane Co.	23,647	1,983,037
Douglas Dynamics, Inc.	110,685	5,332,803
EnPro Industries, Inc.	11,800	948,012
ESCO Technologies, Inc.	44,962	4,751,135
Evoqua Water Technologies Corp.(a)	51,700	1,269,235
Flowserve Corp.	13,400	495,800
Graco, Inc.	36,992	2,565,395
Graham Corp.	15,700	240,838
Greenbrier Companies, Inc. (The)	20,032	942,506
Helios Technologies, Inc.	64,955	4,248,057
Hillenbrand, Inc.	20,400	947,784
Hyster-Yale Materials Handling, Inc.	6,700	573,185
ITT, Inc.	42,906	3,560,340
John Bean Technologies Corp.	66,456	9,806,912
Kennametal, Inc.	13,900	519,304
Lydall, Inc.(a)	34,195	1,191,012
Meritor, Inc.(a)	26,800	813,916
Miller Industries, Inc.	23,071	910,612
Mueller Industries, Inc.	41,475	1,685,544
Mueller Water Products, Inc., Class A	39,400	507,866
Omega Flex, Inc.	23,801	4,105,672
RBC Bearings, Inc.(a)	31,977	6,365,342
TriMas Corp.(a)	7,900	265,361
Wabash National Corp.	52,500	870,450
Total		60,671,273
Marine 0.0%
Matson, Inc.	10,000	692,700
Professional Services 1.9%
BGSF, Inc.	20,800	289,952
CBIZ, Inc.(a)	16,000	482,400
Exponent, Inc.	81,416	7,854,202
FTI Consulting, Inc.(a)	6,837	783,178
GP Strategies Corp.(a)	24,300	319,059

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Heidrick & Struggles International, Inc.	40,320	1,447,085
Huron Consulting Group, Inc.(a)	22,917	1,166,475
ICF International, Inc.	28,100	2,344,945
Kelly Services, Inc., Class A(a)	30,300	630,846
Kforce, Inc.	56,500	2,901,275
Korn/Ferry International	44,573	2,743,468
Resources Connection, Inc.	57,500	733,700
TrueBlue, Inc.(a)	109,659	2,284,197
Total		23,980,782
Road & Rail 0.9%
ArcBest Corp.	47,188	2,783,620
Covenant Logistics Group, Inc., Class A(a)	24,564	446,574
Ryder System, Inc.	12,433	842,585
Saia, Inc.(a)	21,738	4,359,121
Schneider National, Inc., Class B	54,503	1,260,654
Universal Logistics Holdings, Inc.	18,300	428,403
Werner Enterprises, Inc.	18,110	777,281
Total		10,898,238
Trading Companies & Distributors 2.8%
Applied Industrial Technologies, Inc.	51,142	4,365,992
Beacon Roofing Supply, Inc.(a)	26,600	1,272,278
DXP Enterprises, Inc.(a)	57,869	1,738,385
EVI Industries, Inc.(a)	36,580	1,338,828
H&E Equipment Services, Inc.	51,189	1,583,276
Herc Holdings Inc(a)	46,097	4,045,473
NOW, Inc.(a)	166,599	1,770,947
Rush Enterprises, Inc., Class A	67,961	2,883,585
SiteOne Landscape Supply, Inc.(a)	71,228	11,290,350
Triton International Ltd.	51,400	2,969,892
WESCO International, Inc.(a)	11,410	915,995
Total		34,175,001
Total Industrials		262,924,448
Information Technology 17.3%
Communications Equipment 0.5%
Casa Systems, Inc.(a)	24,300	199,503
Ciena Corp.(a)	30,257	1,578,508
Comtech Telecommunications Corp.	33,200	892,416
Digi International, Inc.(a)	42,365	989,646
Common Stocks (continued)
Issuer	Shares	Value ($)
Harmonic, Inc.(a)	171,700	1,329,817
NETGEAR, Inc.(a)	6,600	264,000
Viavi Solutions, Inc.(a)	89,100	1,442,083
Total		6,695,973
Electronic Equipment, Instruments & Components 2.7%
Avnet, Inc.	22,900	871,803
Belden, Inc.	18,300	809,043
ePlus, Inc.(a)	5,100	482,256
Fabrinet(a)	15,557	1,374,150
Insight Enterprises, Inc.(a)	10,400	869,336
Itron, Inc.(a)	41,114	4,820,205
Kimball Electronics, Inc.(a)	18,900	443,772
Knowles Corp.(a)	34,546	718,211
Littelfuse, Inc.	12,839	3,340,965
Methode Electronics, Inc.	22,100	860,353
Novanta, Inc.(a)	49,569	6,559,466
PC Connection, Inc.	12,400	570,524
Plexus Corp.(a)	20,543	1,725,201
Rogers Corp.(a)	20,025	3,634,137
Sanmina Corp.(a)	53,047	1,889,534
Scansource, Inc.(a)	30,500	867,420
Vishay Intertechnology, Inc.	127,273	3,038,007
Vishay Precision Group, Inc.(a)	13,747	444,303
Total		33,318,686
IT Services 1.3%
BM Technologies, Inc.(a)	8,264	104,126
Cass Information Systems, Inc.	18,300	788,364
Computer Services, Inc.	26,625	1,598,698
CSG Systems International, Inc.	5,400	249,210
I3 Verticals, Inc.(a)	50,947	1,691,440
KBR, Inc.	114,700	3,555,700
LiveRamp Holdings, Inc.(a)	31,734	2,004,320
Mantech International Corp., Class A	30,360	2,372,938
Repay Holdings Corp.(a)	58,475	1,274,755
Science Applications International Corp.	19,100	1,645,083
Sykes Enterprises, Inc.(a)	15,500	633,330
Total		15,917,964

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.7%
Amkor Technology, Inc.	112,257	2,681,820
Cohu, Inc.(a)	58,600	2,546,170
Cree, Inc.(a)	30,286	3,436,250
Diodes, Inc.(a)	58,203	4,570,100
Enphase Energy, Inc.(a)	11,871	2,090,008
Entegris, Inc.	35,675	3,753,367
Inphi Corp.(a)	16,791	2,763,631
Kulicke & Soffa Industries, Inc.	36,200	1,804,932
MACOM Technology Solutions Holdings, Inc.(a)	25,600	1,647,360
MagnaChip Semiconductor Corp.(a)	74,300	1,388,667
MKS Instruments, Inc.	22,667	3,737,788
NVE Corp.	6,600	465,102
Photronics, Inc.(a)	189,741	2,259,815
Semtech Corp.(a)	34,221	2,508,741
SMART Global Holdings, Inc.(a)	24,700	1,153,243
SolarEdge Technologies, Inc.(a)	7,807	2,328,906
SunPower Corp.(a)	35,600	1,237,812
Synaptics, Inc.(a)	19,800	2,653,794
Ultra Clean Holdings, Inc.(a)	66,766	3,096,607
Total		46,124,113
Software 9.0%
ACI Worldwide, Inc.(a)	134,539	5,147,462
Altair Engineering, Inc., Class A(a)	98,568	6,070,803
Anaplan, Inc.(a)	48,115	3,126,994
Avalara, Inc.(a)	6,554	1,028,585
Bill.com Holdings, Inc.(a)	7,151	1,179,986
Blackline, Inc.(a)	93,126	11,549,486
Bottomline Technologies de, Inc.(a)	84,609	3,797,252
Cerence, Inc.(a)	20,900	2,324,498
Cognyte Software Ltd.(a)	15,831	457,041
CyberArk Software Ltd.(a)	13,190	1,936,688
Descartes Systems Group, Inc. (The)(a)	126,060	7,382,074
Digital Turbine, Inc.(a)	6,817	562,880
Duck Creek Technologies, Inc.(a)	56,091	2,653,104
Ebix, Inc.	16,900	412,022
Elastic NV(a)	21,779	2,926,880
Envestnet, Inc.(a)	42,825	2,741,656
Everbridge, Inc.(a)	18,357	2,812,843
Common Stocks (continued)
Issuer	Shares	Value ($)
Five9, Inc.(a)	20,525	3,802,051
Globant SA(a)	14,421	3,096,477
JFrog Ltd.(a)	25,647	1,371,858
Medallia, Inc.(a)	66,245	2,674,311
Model N, Inc.(a)	177,525	7,518,184
Paylocity Holding Corp.(a)	32,550	6,223,234
Ping Identity Holding Corp.(a)	45,260	1,060,442
PROS Holdings, Inc.(a)	111,350	5,277,990
Q2 Holdings, Inc.(a)	46,320	5,645,482
Smartsheet, Inc., Class A(a)	42,971	2,975,742
SPS Commerce, Inc.(a)	76,600	7,715,918
Verint Systems, Inc.(a)	15,897	783,563
Vertex, Inc.(a)	171,724	5,280,513
Viant Technology, Inc., Class A(a)	6,312	313,012
Xperi Holding Corp.	41,600	877,760
Total		110,726,791
Technology Hardware, Storage & Peripherals 0.1%
Diebold, Inc.(a)	32,200	467,544
Super Micro Computer, Inc.(a)	26,100	851,643
Total		1,319,187
Total Information Technology		214,102,714
Materials 3.5%
Chemicals 1.6%
American Vanguard Corp.	34,700	677,344
Balchem Corp.	40,811	4,871,201
Cabot Corp.	13,700	674,451
FutureFuel Corp.	43,131	633,163
Hawkins, Inc.	11,991	750,637
HB Fuller Co.	4,800	269,136
Koppers Holdings, Inc.(a)	41,680	1,392,529
Kraton Performance Polymers, Inc.(a)	48,400	1,799,996
Livent Corp.(a)	67,600	1,258,712
Orion Engineered Carbons SA	199,829	3,536,973
PQ Group Holdings, Inc.	27,800	427,008
Tredegar Corp.	30,500	464,820
Trinseo SA	15,400	996,534
Tronox Holdings PLC, Class A	110,223	2,021,490
WR Grace & Co.	4,500	266,670
Total		20,040,664

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
Summit Materials, Inc., Class A(a)	88,600	2,455,106
U.S. Concrete, Inc.(a)	38,254	1,968,551
Total		4,423,657
Metals & Mining 1.1%
Alcoa Corp.(a)	55,800	1,369,890
Arconic Corp.(a)	68,900	1,510,288
Carpenter Technology Corp.	38,121	1,550,000
Cleveland-Cliffs, Inc.	91,300	1,217,942
Commercial Metals Co.	20,100	505,515
Hecla Mining Co.	123,000	803,190
Kaiser Aluminum Corp.	8,247	940,982
Materion Corp.	23,500	1,609,280
Schnitzer Steel Industries, Inc., Class A	60,474	2,088,772
United States Steel Corp.	38,100	632,841
Warrior Met Coal, Inc.	20,500	392,985
Worthington Industries, Inc.	7,400	472,786
Total		13,094,471
Paper & Forest Products 0.5%
Boise Cascade Co.	86,387	4,314,167
Domtar Corp.	24,900	922,545
Glatfelter Corp.	14,500	232,725
Mercer International, Inc.	41,300	634,781
Total		6,104,218
Total Materials		43,663,010
Real Estate 3.9%
Equity Real Estate Investment Trusts (REITS) 3.1%
Alexander & Baldwin, Inc.	39,967	698,223
Alexander’s, Inc.	2,400	650,664
American Assets Trust, Inc.	48,500	1,507,380
Centerspace	21,300	1,461,819
CubeSmart	35,049	1,295,411
EastGroup Properties, Inc.	6,390	869,743
First Industrial Realty Trust, Inc.	103,442	4,418,008
Getty Realty Corp.	36,641	1,025,215
Gladstone Commercial Corp.	24,378	455,381
Healthcare Realty Trust, Inc.	41,218	1,189,551
Hudson Pacific Properties, Inc.	56,200	1,438,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Lexington Realty Trust	184,656	1,979,512
National Storage Affiliates Trust	30,655	1,181,750
Pebblebrook Hotel Trust	31,500	713,790
Piedmont Office Realty Trust, Inc.	101,452	1,730,771
PotlatchDeltic Corp.	19,003	964,402
PS Business Parks, Inc.	13,800	1,999,068
Sabra Health Care REIT, Inc.	200,718	3,456,364
Seritage Growth Properties, Class A(a)	23,900	482,541
SITE Centers Corp.	40,843	544,846
STAG Industrial, Inc.	66,743	2,105,742
Sunstone Hotel Investors, Inc.	213,400	2,819,014
Tanger Factory Outlet Centers, Inc.	198,853	3,129,946
Terreno Realty Corp.	26,015	1,457,881
UMH Properties, Inc.	29,995	512,015
Total		38,087,195
Real Estate Management & Development 0.8%
FirstService Corp.	50,750	7,676,953
Newmark Group, Inc., Class A	90,911	910,928
RE/MAX Holdings, Inc., Class A	6,600	275,352
RMR Group, Inc. (The), Class A	22,100	888,199
Total		9,751,432
Total Real Estate		47,838,627
Utilities 1.6%
Electric Utilities 0.5%
Allete, Inc.	13,200	820,116
Otter Tail Corp.	20,800	842,816
PNM Resources, Inc.	18,000	864,180
Portland General Electric Co.	93,688	3,949,886
Total		6,476,998
Gas Utilities 0.7%
New Jersey Resources Corp.	43,000	1,689,470
ONE Gas, Inc.	24,000	1,607,280
South Jersey Industries, Inc.	76,800	1,928,448
Southwest Gas Holdings, Inc.	27,416	1,709,387
Spire, Inc.	13,800	916,596
Star Group LP	42,400	408,312
Total		8,259,493

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.2%
Clearway Energy, Inc., Class C	72,937	2,002,850
Sunnova Energy International, Inc.(a)	29,100	1,304,844
Total		3,307,694
Multi-Utilities 0.2%
Avista Corp.	22,300	896,683
NorthWestern Corp.	15,285	893,867
Unitil Corp.	14,176	593,124
Total		2,383,674
Total Utilities		20,427,859
Total Common Stocks (Cost $825,952,523)		1,215,474,252

Exchange-Traded Equity Funds 0.0%
	Shares	Value ($)
U.S. Small Cap 0.0%
iShares Russell 2000 Value ETF	4,900	742,840
Total Exchange-Traded Equity Funds (Cost $743,186)		742,840

Limited Partnerships 0.3%
Issuer	Shares	Value ($)
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
BP Midstream Partners LP	23,500	268,135
Noble Midstream Partners LP	32,500	455,000
Rattler Midstream LP	51,800	569,800
Shell Midstream Partners LP	38,300	419,385
Total		1,712,320
Total Energy		1,712,320
Limited Partnerships (continued)
Issuer	Shares	Value ($)
Financials 0.0%
Thrifts & Mortgage Finance 0.0%
America First Multifamily Investors LP	60,100	280,066
Total Financials		280,066
Materials 0.0%
Chemicals 0.0%
Westlake Chemical Partners LP	18,400	432,584
Total Materials		432,584
Utilities 0.1%
Gas Utilities 0.1%
Suburban Propane Partners LP	57,800	864,688
Total Utilities		864,688
Total Limited Partnerships (Cost $3,070,861)		3,289,658

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(e),(f)	17,527,884	17,526,131
Total Money Market Funds (Cost $17,526,155)		17,526,131
Total Investments in Securities (Cost: $847,292,725)		1,237,032,881
Other Assets & Liabilities, Net		650,754
Net Assets		1,237,683,635

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At February 28, 2021, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	20,297,996	141,897,589	(144,669,410)	(44)	17,526,131	(868)	12,742	17,527,884
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	20,489,596	—	—	20,489,596
Consumer Discretionary	151,989,160	—	—	151,989,160
Consumer Staples	31,994,497	—	—	31,994,497
Energy	44,114,965	65,832	—	44,180,797
Financials	214,725,706	—	—	214,725,706
Health Care	163,137,838	—	0*	163,137,838
Industrials	262,924,448	—	—	262,924,448
Information Technology	212,504,016	1,598,698	—	214,102,714
Materials	43,663,010	—	—	43,663,010
Real Estate	47,838,627	—	—	47,838,627
Utilities	20,427,859	—	—	20,427,859
Total Common Stocks	1,213,809,722	1,664,530	0*	1,215,474,252
Exchange-Traded Equity Funds	742,840	—	—	742,840
Limited Partnerships
Energy	1,712,320	—	—	1,712,320
Financials	280,066	—	—	280,066
Materials	432,584	—	—	432,584
Utilities	864,688	—	—	864,688
Total Limited Partnerships	3,289,658	—	—	3,289,658
Money Market Funds	17,526,131	—	—	17,526,131
Total Investments in Securities	1,235,368,351	1,664,530	0*	1,237,032,881

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	19

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $829,766,570)	$1,219,506,750
Affiliated issuers (cost $17,526,155)	17,526,131
Cash	592
Receivable for:
Investments sold	473,955
Capital shares sold	2,340,129
Dividends	665,435
Foreign tax reclaims	4,525
Expense reimbursement due from Investment Manager	3,453
Prepaid expenses	24,227
Trustees’ deferred compensation plan	116,210
Other assets	24,444
Total assets	1,240,685,851
Liabilities
Payable for:
Investments purchased	1,277,273
Capital shares purchased	1,255,641
Management services fees	28,182
Transfer agent fees	255,266
Compensation of board members	3,875
Compensation of chief compliance officer	85
Other expenses	65,684
Trustees’ deferred compensation plan	116,210
Total liabilities	3,002,216
Net assets applicable to outstanding capital stock	$1,237,683,635
Represented by
Paid in capital	747,397,730
Total distributable earnings (loss)	490,285,905
Total - representing net assets applicable to outstanding capital stock	$1,237,683,635
Institutional Class
Net assets	$1,237,680,323
Shares outstanding	60,608,125
Net asset value per share	$20.42
Institutional 3 Class
Net assets	$3,312
Shares outstanding	163
Net asset value per share(a)	$20.36

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,332,645
Dividends — affiliated issuers	12,742
Foreign taxes withheld	(13,348)
Total income	7,332,039
Expenses:
Management services fees	5,273,092
Transfer agent fees
Institutional Class	1,653,750
Compensation of board members	18,409
Custodian fees	32,400
Printing and postage fees	115,741
Registration fees	37,215
Audit fees	26,727
Legal fees	12,165
Compensation of chief compliance officer	197
Other	76,028
Total expenses	7,245,724
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(873,238)
Total net expenses	6,372,486
Net investment income	959,553
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	175,126,070
Investments — affiliated issuers	(868)
Net realized gain	175,125,202
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	267,131,148
Investments — affiliated issuers	(44)
Net change in unrealized appreciation (depreciation)	267,131,104
Net realized and unrealized gain	442,256,306
Net increase in net assets resulting from operations	$443,215,859
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	21

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income	$959,553	$4,026,546
Net realized gain (loss)	175,125,202	(55,069,335)
Net change in unrealized appreciation (depreciation)	267,131,104	100,229,165
Net increase in net assets resulting from operations	443,215,859	49,186,376
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(85,613)
Institutional Class	(4,309,601)	(55,069,804)
Institutional 3 Class	(13)	—
Total distributions to shareholders	(4,309,614)	(55,155,417)
Decrease in net assets from capital stock activity	(368,813,996)	(493,825,238)
Total increase (decrease) in net assets	70,092,249	(499,794,279)
Net assets at beginning of period	1,167,591,386	1,667,385,665
Net assets at end of period	$1,237,683,635	$1,167,591,386

	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	—	—	53	835
Distributions reinvested	—	—	5,668	85,524
Redemptions	—	—	(216,678)	(3,343,616)
Net decrease	—	—	(210,957)	(3,257,257)
Institutional Class
Subscriptions	6,974,798	121,888,254	46,698,205	581,401,456
Distributions reinvested	241,164	4,309,601	3,654,267	55,069,804
Redemptions	(25,721,277)	(495,011,851)	(86,884,838)	(1,127,041,741)
Net decrease	(18,505,315)	(368,813,996)	(36,532,366)	(490,570,481)
Institutional 3 Class
Subscriptions	—	—	163	2,500
Net increase	—	—	163	2,500
Total net decrease	(18,505,315)	(368,813,996)	(36,743,160)	(493,825,238)

(a)	Institutional 3 Class shares are based on operations from December 18, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

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Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$14.76	0.01	5.71	5.72	(0.06)	—	(0.06)
Year Ended 8/31/2020	$14.39	0.04	0.80	0.84	(0.05)	(0.42)	(0.47)
Year Ended 8/31/2019	$17.75	0.03	(2.37)	(2.34)	(0.02)	(1.00)	(1.02)
Year Ended 8/31/2018	$15.18	(0.01)	3.80	3.79	(0.01)	(1.21)	(1.22)
Year Ended 8/31/2017(e)	$14.60	(0.04)	0.62	0.58	—	—	—
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$14.73	0.03	5.68	5.71	(0.08)	—	(0.08)
Year Ended 8/31/2020(f)	$15.37	0.04	(0.68)(g)	(0.64)	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(f)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$20.42	38.79%	1.13%(c)	0.99%(c)	0.16%(c)	26%	$1,237,680
Year Ended 8/31/2020	$14.76	5.76%	1.09%	0.99%	0.26%	83%	$1,167,589
Year Ended 8/31/2019	$14.39	(12.85%)	1.06%	1.05%	0.22%	97%	$1,664,350
Year Ended 8/31/2018	$17.75	26.26%	1.17%(d)	1.09%(d)	(0.04%)	82%	$1,794,886
Year Ended 8/31/2017(e)	$15.18	3.97%	1.33%(c)	1.09%(c)	(0.37%)(c)	85%	$964,381
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$20.36	38.86%	0.85%(c)	0.81%(c)	0.34%(c)	26%	$3
Year Ended 8/31/2020(f)	$14.73	(4.16%)	0.86%(c)	0.81%(c)	0.38%(c)	83%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	25

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
26	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.83% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with BMO Asset Management Corp., Conestoga Capital Advisors, LLC, Hotchkis and Wiley Capital Management, LLC and J.P. Morgan Investment Management Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
28	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.26
Institutional 3 Class	0.02
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through December 31, 2021
Institutional Class	0.99%
Institutional 3 Class	0.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
847,293,000	400,585,000	(10,845,000)	389,740,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2020 as arising on September 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
—	35,357,570
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $327,825,353 and $700,905,577, respectively, for the six months ended February 28, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
30	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Industrials sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At February 28, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
32	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021	33

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
34	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR102_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Multi-Manager International Equity Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager International Equity Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager International Equity Strategies Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Arrowstreet Capital, Limited Partnership
Peter Rathjens, Ph.D.
Manolis Liodakis, Ph.D., M.B.A.
John Campbell, Ph.D.
Derek Vance, CFA
Christopher Malloy, Ph.D.
Baillie Gifford Overseas Limited
Donald Farquharson, CFA
Angus Franklin
Andrew Stobart
Jenny Davis
Tom Walsh, CFA
Causeway Capital Management LLC
Sarah Ketterer, M.B.A.
Harry Hartford
Conor Muldoon, CFA, M.B.A
Alessandro Valentini, CFA, M.B.A.
Jonathan Eng, M.B.A.
Ellen Lee, M.B.A.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2021)
	Inception	6 Months cumulative	1 Year	Life
Institutional Class	05/17/18	20.82	34.51	8.36
Institutional 3 Class*	12/18/19	20.81	34.60	8.40
MSCI EAFE Index (Net)		14.33	22.46	4.52
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2021)
Communication Services	5.2
Consumer Discretionary	14.4
Consumer Staples	5.2
Energy	4.4
Financials	15.2
Health Care	7.7
Industrials	19.2
Information Technology	17.0
Materials	9.4
Real Estate	0.3
Utilities	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2021)
Argentina	1.7
Australia	1.9
Austria	0.3
Belgium	0.4
Brazil	0.3
Canada	1.0
China	4.7
Denmark	1.4
Finland	1.0
France	8.4
Germany	11.1
Hong Kong	2.1
Indonesia	0.1
Ireland	2.2
Isle of Man	0.0(a)
Israel	0.0(a)
Italy	3.0
Japan	17.4
Jersey	0.0(a)
Luxembourg	0.4
Marshall Islands	0.0(a)
Mexico	0.2
Netherlands	6.9
Norway	0.4
Panama	0.3
Peru	0.2
Portugal	0.0(a)
Russian Federation	0.9
Singapore	0.2
South Africa	0.4
South Korea	4.0
Spain	4.1
Sweden	2.1
Switzerland	7.4
Taiwan	1.9
Turkey	0.1
United Kingdom	11.2
United States(b)	2.3
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,208.20	1,019.71	5.31	4.85	0.98
Institutional 3 Class	1,000.00	1,000.00	1,208.10	1,020.40	4.55	4.16	0.84
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.5%
Issuer	Shares	Value ($)
Argentina 1.7%
MercadoLibre, Inc.(a)	21,754	35,635,445
Australia 1.8%
Asaleo Care Ltd.	130,851	142,970
BHP Group Ltd.	16,681	630,550
BHP Group Ltd., ADR	90,648	6,881,090
BlueScope Steel Ltd.	170,729	2,180,411
Cochlear Ltd.	42,302	6,901,892
Computershare Ltd.	319	3,264
CSL Ltd.	42,520	8,665,530
Data#3 Ltd.	222,101	864,791
Fortescue Metals Group Ltd.	212,183	3,918,630
Fortescue Metals Group Ltd., ADR	4,156	156,577
Galaxy Resources Ltd.(a)	39,581	79,267
James Hardie Industries PLC	79,103	2,218,619
Jumbo Interactive Ltd.	3,938	40,879
McMillan Shakespeare Ltd.	9,167	87,889
Myer Holdings Ltd.(a)	379,407	91,658
Nitro Software Ltd.(a)	75,559	158,645
Oil Search Ltd.	47,024	152,644
Orica Ltd.	20,113	195,045
Rio Tinto Ltd.	20,553	2,016,661
Rio Tinto PLC, ADR	18,485	1,615,589
Scentre Group	68,238	151,102
South32 Ltd.	711,336	1,511,540
Total		38,665,243
Austria 0.3%
Andritz AG	36,197	1,733,692
AT&S Austria Technologie & Systemtechnik AG	23,697	695,208
FACC AG(a)	36,502	367,747
Mayr Melnhof Karton AG	375	81,804
OMV AG	63,123	3,041,213
PIERER Mobility AG(a)	587	47,984
Raiffeisen Bank International AG(a)	8,923	180,383
Semperit AG Holding(a)	3,116	96,305
voestalpine AG	10,515	415,283
Total		6,659,619
Common Stocks (continued)
Issuer	Shares	Value ($)
Belgium 0.4%
Kinepolis Group NV(a)	14,491	738,436
Proximus SADP	12,951	252,919
Solvay SA	9,955	1,211,724
Telenet Group Holding NV	1,886	75,338
Umicore SA	112,099	6,585,679
Total		8,864,096
Brazil 0.3%
B3 SA - Brasil Bolsa Balcao	55,300	536,896
Banco Bradesco SA	51,900	189,941
BK Brasil Operacao e Assessoria a Restaurantes SA	75,400	119,743
BRF SA(a)	8,700	33,889
Dommo Energia SA(a)	690,445	103,489
Itaú Unibanco Holding SA, ADR	529,903	2,400,461
WEG SA	158,500	2,207,438
Total		5,591,857
Canada 1.0%
Air Canada(a)	65,800	1,297,800
AutoCanada, Inc.	32,533	779,452
Canaccord Genuity Group, Inc.	27,700	248,573
Cineplex, Inc.(a)	11,500	124,886
Constellation Software, Inc.	6,462	8,366,782
Gildan Activewear, Inc.	78,900	2,396,193
Gildan Activewear, Inc.	44,000	1,337,011
Ritchie Bros. Auctioneers, Inc.	97,159	5,277,677
ShawCor Ltd.	12,146	48,771
Topicus.com, Inc.(a)	12,017	623,796
Total		20,500,941
China 4.7%
Alibaba Group Holding Ltd.(a)	645,132	19,385,691
Baidu, Inc., ADR(a)	11,368	3,222,373
Beijing Capital International Airport Co., Ltd.	5,444,000	4,238,132
KE Holdings, Inc., ADR(a)	59,497	3,797,693
Kuaishou Technology(a)	62,300	2,480,289
Meituan, Class B(a)	248,300	11,152,260
Ping An Healthcare and Technology Co., Ltd.(a)	575,600	8,300,691
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ping An Insurance Group Co. of China Ltd., Class H	937,500	11,601,165
Tencent Holdings Ltd.	251,800	21,905,848
Tencent Music Entertainment Group, ADR(a)	458,966	11,804,606
Total		97,888,748
Denmark 1.4%
AP Moller - Maersk A/S, Class A	388	775,249
Chemometec A/S	5,833	538,515
Chr. Hansen Holding A/S(a)	56,383	4,834,732
Coloplast A/S, Class B	473	72,049
DSV PANALPINA A/S	66,109	12,091,357
ISS A/S(a)	22,450	402,780
NKT A/S(a)	8,948	347,976
Novozymes AS, Class B	143,006	8,803,712
Pandora A/S	4,475	434,457
Total		28,300,827
Finland 1.0%
Finnair Oyj(a)	548,908	476,731
KONE OYJ, Class B	150,381	12,002,467
Nokia OYJ(a)	828,400	3,300,446
Nokia OYJ, ADR(a)	789,402	3,094,456
Sampo OYJ, Class A	29,400	1,308,648
Wartsila OYJ	115,737	1,328,905
Total		21,511,653
France 8.4%
Airbus Group SE(a)	128,647	14,945,528
AXA SA	680,231	17,106,627
BNP Paribas SA(a)	169,366	10,068,374
Carrefour SA	134,637	2,349,193
Casino Guichard Perrachon SA(a)	28,809	925,279
CGG SA(a)	150,681	176,330
Christian Dior SE	2,765	1,535,725
Cie de Saint-Gobain(a)	45,728	2,459,086
CNP Assurances(a)	3,548	63,847
Coface SA(a)	43,569	475,291
Danone SA	271,603	18,469,262
Dassault Aviation SA(a)	455	489,209
Dassault Systemes	38,759	8,050,156
DBV Technologies SA, ADR(a)	103,741	555,014
Common Stocks (continued)
Issuer	Shares	Value ($)
Edenred	183,743	10,183,390
Etablissements Maurel et Prom SA(a)	191,682	437,197
Eutelsat	34,137	412,020
Groupe Guillin	5,040	140,775
JCDecaux SA(a)	14,146	335,084
Klepierre	8,467	199,106
Legrand SA	12,682	1,102,565
Orange SA	298,042	3,433,987
Orange SA, ADR	42,936	496,770
Pernod Ricard SA	47,021	8,926,070
Publicis Groupe SA	34,383	2,021,765
Renault SA(a)	30,474	1,368,467
Renault SA, ADR(a)	27,900	248,449
Sanofi	231,612	21,255,208
Sanofi, ADR	80,262	3,683,223
Sartorius Stedim Biotech	3,386	1,478,908
Tarkett SA(a)	24,508	372,310
Total SE	554,873	25,873,810
Valeo SA	184,376	6,516,221
VINCI SA	86,532	8,999,324
Worldline SA(a)	5,031	448,774
Total		175,602,344
Germany 8.8%
2G Energy AG	551	58,485
Adidas AG(a)	3,447	1,201,572
AURELIUS Equity Opportunities SE & Co. KGaA(a)	3,609	83,128
BASF SE	263,026	21,518,391
Bayer AG, Registered Shares	123,501	7,501,599
Bayerische Motoren Werke AG	8,823	762,386
Bayerische Motoren Werke AG, ADR	9,505	275,312
Continental AG	28,777	4,137,079
Covestro AG	6,686	484,107
Daimler AG, Registered Shares	891	71,427
Delivery Hero SE(a)	12,079	1,543,450
Deutsche Bank AG, Registered Shares(a)	6,464	79,545
Deutsche Boerse AG	97,446	15,966,329
E.ON SE	146,997	1,498,850
Elmos Semiconductor SE	3,091	123,681
Elringklinger(a)	4,721	78,948

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
GEA Group AG	39,169	1,356,146
HeidelbergCement AG	23,002	1,819,300
Heidelberger Druckmaschinen AG(a)	85,307	124,090
Hornbach Holding AG & Co. KGaA	3,739	352,783
Infineon Technologies AG	393,989	17,143,136
LANXESS AG	1,698	126,034
Leoni AG(a)	24,748	336,220
Porsche Automobil Holding SE, ADR	119,000	949,620
Rational AG	10,514	8,994,142
RWE AG	331,385	12,516,358
SAP SE	252,665	31,251,308
SAP SE, ADR	39,921	4,924,255
Scout24 AG	221,283	16,691,244
Siemens AG, Registered Shares	132,836	20,557,878
Siemens Energy AG(a)	148,714	5,607,218
SMA Solar Technology AG(a)	24,546	1,576,744
Talanx AG	33,741	1,404,601
Traton SE	61,216	1,705,223
Volkswagen AG, ADR	60,727	1,422,226
Wacker Neuson SE(a)	31,134	629,815
Total		184,872,630
Hong Kong 2.1%
AIA Group Ltd.	1,393,600	17,575,289
Hang Lung Group Ltd.	106,000	265,625
Hong Kong Exchanges and Clearing Ltd.	177,280	10,899,683
Hong Kong Television Network Ltd.(a)	372,000	681,699
Hongkong Land Holdings Ltd.	168,300	808,549
International Housewares Retail Co., Ltd.	231,000	78,860
Jardine Strategic Holdings Ltd.	7,900	203,696
Luk Fook Holdings International Ltd.	75,000	190,206
Melco Resorts & Entertainment Ltd., ADR	118,149	2,559,107
Sands China Ltd.(a)	1,645,200	7,754,052
Spring Real Estate Investment Trust	624,000	225,258
Swire Pacific Ltd., Class A	9,500	69,627
Techtronic Industries Co., Ltd.	106,000	1,613,313
VSTECS Holdings Ltd.	650,000	582,872
Wynn Macau Ltd.(a)	208,000	392,322
Total		43,900,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 0.1%
PT Bank Mandiri Persero Tbk	2,358,100	1,009,746
Ireland 2.2%
CRH PLC	199,272	8,653,804
CRH PLC, ADR	3,100	134,323
James Hardie Industries PLC, ADR	2,111	59,868
Kingspan Group PLC(a)	138,469	10,065,959
Ryanair Holdings PLC, ADR(a)	246,532	26,507,121
Total		45,421,075
Isle of Man 0.0%
Entain PLC(a)	46,470	919,323
Israel 0.0%
Nova Measuring Instruments Ltd.(a)	72	5,985
Stratasys Ltd.(a)	3,400	117,266
Total		123,251
Italy 2.9%
Banca Popolare di Sondrio SCPA(a)	34,681	99,702
Banca Sistema SpA(a)	384,105	892,590
Credito Emiliano SpA(a)	126,297	719,050
Credito Valtellinese SpA(a)	53,984	782,026
Datalogic SpA	11,302	227,689
Enel SpA	1,851,096	17,453,810
ENI SpA	504,732	5,770,614
ENI SpA, ADR	76,442	1,748,993
FinecoBank Banca Fineco SpA(a)	422,185	7,404,767
Immobiliare Grande Distribuzione SIIQ SpA	76,030	318,640
Leonardo-Finmeccanica SpA	278,343	2,220,070
PRADA SpA(a)	19,600	116,463
Tinexta SpA(a)	4,779	118,422
UniCredit SpA(a)	2,294,025	23,606,966
Unieuro SpA(a)	8,704	164,665
Total		61,644,467
Japan 17.3%
A&D Co., Ltd.	5,900	63,835
Advantest Corp.	35,300	2,916,032
Adways, Inc.	63,000	494,652
Aeon Co., Ltd.	4,300	129,845
AGC, Inc.	43,000	1,584,582

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ahresty Corp.(a)	3,800	14,034
Aiming, Inc.(a)	41,400	158,969
Air Water, Inc.	90,100	1,486,977
Aisin Seiki Co., Ltd.	36,700	1,261,290
Alpen Co., Ltd.	9,500	201,986
Amada Holdings Co., Ltd.	11,900	145,394
Amuse, Inc.	1,400	34,972
Asics Corp.	35,900	591,861
Atrae, Inc.(a)	900	26,618
Belluna Co,. Ltd.	11,200	109,190
Brother Industries Ltd.	89,300	1,769,463
Canon, Inc., ADR	37,039	801,154
Casio Computer Co., Ltd.	25,600	496,167
Central Glass Co., Ltd.	12,500	260,229
Chubu Electric Power Co., Inc.	154,100	1,892,149
Cosmos Pharmaceutical Corp.	3,100	443,677
CTI Engineering Co., Ltd.	3,200	70,001
Daicel Corp.	238,300	1,755,407
Dai-ichi Life Holdings, Inc.	34,700	616,728
Daikin Industries Ltd.	30,300	5,905,136
Daikyonishikawa Corp.	22,900	158,323
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,600	121,402
Denso Corp.	152,600	9,219,247
Descente Ltd.(a)	20,400	345,271
Duskin Co., Ltd.	2,100	53,803
Ebara Jitsugyo Co., Ltd.	2,300	101,646
EM Systems Co., Ltd.	25,400	200,814
ENEOS Holdings, Inc.	164,400	726,975
eRex Co., Ltd.	19,700	321,605
FANUC Corp.	103,000	25,740,414
FANUC Corp., ADR	8,500	213,350
Fields Corp.	1,700	9,509
Freebit Co., Ltd.	5,000	45,361
Fuji Kyuko Co., Ltd.	1,100	57,030
Fujikura Ltd.(a)	94,100	456,952
Fujitsu Ltd.	15,000	2,176,176
Gurunavi, Inc.	35,300	220,313
Harmonic Drive Systems, Inc.	4,000	308,356
Common Stocks (continued)
Issuer	Shares	Value ($)
Hino Motors Ltd.	11,400	107,787
Hitachi Ltd.	50,000	2,306,138
Hitachi Metals Ltd.	27,800	442,899
Honda Motor Co., Ltd. ADR	119,794	3,314,700
Hoya Corp.	24,400	2,774,937
Hoya Corp., ADR	12,621	1,442,833
Idemitsu Kosan Co., Ltd.	6,500	170,971
Infomart Corp.	20,100	175,218
Inpex Corp.	207,900	1,545,859
Intage Holdings, Inc.	3,800	40,683
Isuzu Motors Ltd.	161,500	1,699,681
IwaiCosmo Holdings, Inc.	9,600	140,125
Japan Airport Terminal Co., Ltd.	4,800	232,356
Japan Exchange Group, Inc.	399,500	8,627,850
Japan Petroleum Exploration Co., Ltd.	4,700	98,955
Japan Post Holdings Co., Ltd.	3,200	27,504
JFE Holdings, Inc.(a)	119,600	1,261,258
JSR Corp.	110,000	3,297,097
JTEKT Corp.	35,400	375,983
JVCKenwood Corp.	108,100	188,637
Kajima Corp.	98,900	1,269,256
Kansai Electric Power Co., Inc. (The)	133,300	1,332,141
Kansai Paint	123,200	3,223,519
Kao Corp.	44,400	2,987,187
Kawasaki Heavy Industries Ltd.(a)	158,700	3,596,486
KDDI Corp.	141,400	4,407,931
KDDI Corp., ADR	11,000	172,040
Keyence Corp.	2,400	1,144,467
Kirin Holdings Co., Ltd.	103,000	2,029,187
Kobayashi Pharmaceutical Co., Ltd.	8,900	842,604
Konami Holdings Corp.	7,900	510,073
Kourakuen Holdings Corp.(a)	5,900	97,918
Kubota Corp.	51,000	1,156,958
Kuraray Co., Ltd.	176,100	1,982,319
Kurita Water Industries Ltd.	13,700	556,569
Kyocera Corp.	14,800	957,966
Kyushu Railway Co.	5,600	146,403
Link and Motivation, Inc.	10,800	52,650
M3, Inc.	36,200	2,877,101

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Makita Corp.	20,100	859,296
Marubeni Corp.	321,400	2,407,910
Mazda Motor Corp.	182,800	1,454,234
McDonald’s Holdings Co. Japan Ltd.	5,900	293,156
Mebuki Financial Group, Inc.	209,600	447,724
Medical System Network Co., Ltd.	41,000	276,331
Megachips Corp.	13,900	449,150
Mimaki Engineering Co., Ltd.(a)	23,900	122,002
MISUMI Group, Inc.	36,800	1,128,276
Mitsubishi Gas Chemical Co., Inc.	38,500	901,778
Mitsubishi Heavy Industries Ltd.	82,000	2,378,671
Mitsubishi Materials Corp.	113,800	2,695,973
Mitsubishi Motors Corp.(a)	116,900	335,113
Mitsui Chemicals, Inc.	57,000	1,765,738
MS&AD Insurance Group Holdings, Inc.	61,700	1,751,340
Murata Manufacturing Co., Ltd.	205,300	17,599,295
Musashi Seimitsu Industry Co., Ltd.	2,800	46,329
Nagano Keiki Co., Ltd.	3,800	34,168
NGK Insulators Ltd.	40,200	716,817
Nidec Corp.	117,600	14,995,770
Nikon Corp.	117,300	1,049,531
Nintendo Co., Ltd.	16,600	10,152,107
Nintendo Co., Ltd., ADR	16,053	1,236,242
Nippon Express Co., Ltd.	12,100	904,934
Nippon Sanso Holdings Corp.	60,900	1,150,968
Nippon Steel Corp.(a)	36,700	543,739
Nippon Telegraph & Telephone Corp.	33,600	870,410
Nippon Yusen KK	82,000	2,371,824
Nissan Chemical Industries Ltd.	4,200	229,712
Nissan Motor Co., Ltd.(a)	1,416,000	7,741,296
Nitori Co., Ltd.	5,100	952,217
Nitto Denko Corp.	6,200	532,191
Nomura Holdings, Inc.	1,009,000	5,893,747
Nomura Holdings, Inc., ADR	31,002	182,292
Nomura Research Institute Ltd.	34,800	1,079,704
Noritsu Koki Co., Ltd.	9,500	214,841
NS United Kaiun Kaisha Ltd.	1,100	16,116
NSK Ltd.	136,000	1,342,699
NTT Data Corp.	169,300	2,599,024
Common Stocks (continued)
Issuer	Shares	Value ($)
Olympus Corp.	31,200	657,374
Olympus Corp., ADR	2,750	58,465
Omron Corp.	21,000	1,703,822
Omron Corp., ADR	1,193	97,689
Oriental Land Co., Ltd.	1,400	235,736
Osaka Gas Co., Ltd.	34,800	623,276
Otsuka Holdings Co., Ltd.	36,200	1,443,875
Persol Holdings Co., Ltd.	28,000	559,347
Pigeon Corp.	6,900	249,867
Press Kogyo Co., Ltd.	64,300	194,024
Quick Co., Ltd.	6,300	68,312
Rakuten, Inc.	84,400	948,639
Renesas Electronics Corp.(a)	305,500	3,360,707
Rheon Automatic Machinery Co., Ltd.	16,000	164,633
Ricoh Co., Ltd.	23,000	201,116
Rinnai Corp.	2,600	263,675
Riso Kagaku Corp.	11,900	143,755
Ryobi Ltd.(a)	9,000	106,200
Ryoden Corp.	700	10,261
SCSK Corp.	1,700	100,402
Seibu Holdings, Inc.	79,600	959,147
Seiko Epson Corp.	176,800	2,929,980
Septeni Holdings Co., Ltd.	26,900	111,687
Shimadzu Corp.	35,700	1,295,378
Shimano, Inc.	56,400	12,595,417
Shin-Etsu Chemical Co., Ltd.	1,100	180,284
Shinsei Bank Ltd.	79,600	1,138,818
Shiseido Co., Ltd.	102,700	7,677,035
SMC Corp.	21,500	12,750,655
SMK Corp.	2,400	66,846
Sohgo Security Services Co., Ltd.	2,200	99,420
Solasto Corp.	300	4,066
Sompo Holdings, Inc.	121,800	4,687,601
Sony Corp.	147,700	15,597,295
SRA Holdings	4,300	102,289
Sumco Corp.	10,400	239,302
Sumitomo Chemical Co., Ltd.	439,800	2,141,088
Sumitomo Corp.	73,300	1,068,177
Sumitomo Heavy Industries Ltd.	4,100	113,798

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Metal Mining Co., Ltd.	51,300	2,488,205
Sumitomo Mitsui Financial Group, Inc.	322,600	11,389,528
Sumitomo Rubber Industries Ltd.	157,900	1,772,010
Suzuki Motor Corp.	17,300	754,627
T RAD Co., Ltd.	2,900	48,844
Takeda Pharmaceutical Co., Ltd.	687,800	23,178,050
TDK Corp.	10,700	1,540,948
Teijin Ltd.	149,900	2,586,094
Terumo Corp.	100	3,720
Toa Corp.	12,300	106,440
Toho Co., Ltd.	10,200	385,035
Tohoku Electric Power Co., Inc.	93,500	823,609
Tokio Marine Holdings, Inc., ADR	2,630	130,869
Tokyo Electric Power Co. Holdings, Inc.(a)	21,900	70,540
Tokyo Electron Ltd.	11,300	4,712,292
Tokyo Electron Ltd., ADR	700	73,255
Tokyo Gas Co., Ltd.	121,900	2,518,876
Tomoku Co., Ltd.	1,400	23,196
Toray Industries, Inc.	935,900	6,174,015
Tosoh Corp.	7,500	137,872
Towa Bank Ltd. (The)	5,400	34,668
Toyo Seikan Group Holdings Ltd.	23,900	301,010
Toyoda Gosei Co., Ltd.	2,500	65,376
Toyota Tsusho Corp.	193,700	8,170,551
Unicharm Corp.	43,600	1,727,353
USS Co., Ltd.	8,900	169,791
Wakita & Co., Ltd.	17,200	151,667
Yamaha Motor Co., Ltd.	105,000	2,309,470
Yamato Holdings Co., Ltd.	10,900	287,638
Yaskawa Electric Corp.	23,000	1,157,192
Yokogawa Electric Corp.	103,500	1,979,461
Yokohama Rubber Co., Ltd. (The)	14,400	251,594
Yorozu Corp.	8,300	96,285
Total		361,613,345
Jersey 0.0%
Petrofac Ltd.(a)	33,460	60,741
Polymetal International PLC	31,368	620,079
Total		680,820
Common Stocks (continued)
Issuer	Shares	Value ($)
Luxembourg 0.4%
ArcelorMittal, Registered Shares(a)	70,267	1,635,113
B&S Group Sarl(a)	20,540	202,689
Tenaris SA	644,515	6,730,481
Tenaris SA, ADR	3,700	77,515
Total		8,645,798
Marshall Islands 0.0%
DHT Holdings, Inc.	126,500	705,870
Mexico 0.2%
Grupo Financiero Banorte SAB de CV, Class O(a)	820,510	4,120,395
Netherlands 6.9%
Adyen NV(a)	3,993	9,317,209
Aegon NV	503,382	2,412,575
AerCap Holdings NV(a)	8,259	397,919
Akzo Nobel NV	120,863	12,498,426
AMG Advanced Metallurgical Group NV	4,187	152,658
ArcelorMittal SA(a)	289,758	6,766,236
ASML Holding NV	49,613	28,136,583
CNH Industrial NV(a)	265,840	3,923,990
Heineken Holding NV	77,844	6,687,298
IMCD NV	70,436	8,666,065
ING Groep NV	1,818,158	19,913,771
Just Eat Takeaway.com NV(a)	70,274	6,804,082
Koninklijke Philips NV(a)	14,453	786,243
Koninklijke Philips NV(a)	63,597	3,472,211
NN Group NV	23,629	1,091,039
NN Group NV, ADR	11,178	258,268
Ordina NV	162,471	650,565
Prosus NV(a)	64,784	7,723,329
RHI Magnesita NV	3,200	175,302
Royal Dutch Shell PLC, Class A	439,762	9,075,611
Signify NV(a)	2,779	121,094
Stellantis NV(a)	371,333	6,014,382
Stellantis NV	48,906	792,708
STMicroelectronics NV	130,530	5,058,471
Wolters Kluwer NV	37,623	2,982,351
Wolters Kluwer NV, ADR	1,900	150,717
Total		144,029,103

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 0.4%
Aker BP ASA	12,888	334,886
Atea ASA(a)	3,736	63,221
BW Offshore Ltd.	90,446	368,084
Kitron ASA	56,910	111,758
Norsk Hydro ASA	159,553	883,327
Yara International ASA	115,709	5,558,965
Total		7,320,241
Panama 0.3%
Copa Holdings SA, Class A	65,223	5,978,992
Peru 0.2%
Credicorp Ltd.	27,562	4,410,196
Portugal 0.0%
Banco Comercial Portugues SA(a)	576,967	81,265
Galp Energia SGPS SA	39,969	446,791
Pharol SGPS SA(a)	329,785	48,592
Total		576,648
Russian Federation 0.9%
Gazprom PJSC, ADR	66,892	386,921
Lukoil PJSC	25,223	1,890,277
LUKOIL PJSC ADR	2,000	148,950
Magnit PJSC GDR(b)	246,921	3,361,201
Mail.Ru Group Ltd., GDR(a),(b)	297	7,974
MMC Norilsk Nickel PJSC, ADR	1,257	39,407
MMC Norilsk Nickel PJSC, ADR	154,774	4,877,389
Mobile TeleSystems PJSC	45,360	191,372
Novolipetsk Steel PJSC	255,850	767,823
PhosAgro PJSC(a)	4,260	231,453
Polyus PJSC	2,310	435,060
Rosneft Oil Co. PJSC	317,950	2,238,732
Rosseti PJSC(a)	22,705,000	518,228
Sberbank of Russia PJSC, ADR	37,816	550,296
Surgutneftegas PJSC	1,439,200	628,187
VTB Bank PJSC	1,133,660,000	563,612
Yandex NV, Class A(a)	13,745	879,474
Total		17,716,356
Singapore 0.2%
United Overseas Bank Ltd.	274,100	5,033,579
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.4%
Discovery Ltd.	930,926	8,716,096
South Korea 4.0%
Chosun Refractories Co., Ltd.	758	53,112
CJ Logistics Corp.(a)	1,786	260,308
Hana Financial Group, Inc.	44,584	1,464,433
KB Financial Group, Inc.	11,803	456,843
NAVER Corp.	34,210	11,389,259
POSCO	2,449	608,105
Samsung Electronics Co., Ltd.	444,232	32,555,841
Samsung Electronics Co., Ltd. GDR	10,932	20,231,727
SK Hynix, Inc.	129,924	16,319,099
Tovis Co., Ltd.(a)	48,927	312,432
Total		83,651,159
Spain 4.1%
Aena SME SA(a)	67,802	11,499,556
Amadeus IT Group SA, Class A(a)	383,406	26,768,374
Banco Bilbao Vizcaya Argentaria SA	2,315,733	12,877,518
CaixaBank SA	4,939,103	14,304,805
eDreams ODIGEO SA(a)	31,734	190,303
Grifols SA	126,445	3,167,954
Grifols SA ADR	147,605	2,400,057
Industria de Diseno Textil SA	224,986	7,418,516
Mapfre SA	897,440	1,699,314
Repsol SA	317,486	3,996,451
Repsol SA, ADR	9,392	119,419
Tecnicas Reunidas SA(a)	13,661	198,716
Unicaja Banco SA(a)	501,000	436,428
Total		85,077,411
Sweden 2.1%
Atlas Copco AB, Class B	278,213	13,480,747
Boliden AB	73,479	2,910,023
Bure Equity AB	785	24,886
Coor Service Management Holding AB(a)	15,232	105,671
Creades AB, Class A	8,622	808,663
Electrolux AB, Class B	75,265	1,776,898
Epiroc AB, Class B	562,496	11,055,705
Evolution Gaming Group AB	14,442	1,800,841

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Investor AB, Class A	4,043	297,617
Lundin Energy AB	45,941	1,490,867
New Wave Group AB, Class B(a)	20,891	169,754
Nordic Waterproofing Holding AB(a)	18,349	330,183
Paradox Interactive AB	3,526	73,122
Ratos AB, Class B	130,592	656,050
Scandi Standard AB(a)	20,382	143,128
Scandic Hotels Group AB(a)	29,728	138,714
Securitas AB	75,834	1,162,609
Svenska Handelsbanken AB, Class A(a)	22,933	241,779
Swedish Match AB	10,260	736,398
Telefonaktiebolaget LM Ericsson, ADR	216,251	2,709,625
Telefonaktiebolaget LM Ericsson, Class B	70,575	881,901
Volvo AB(a)	12,472	320,373
Volvo AB, B Shares(a)	129,564	3,316,890
Total		44,632,444
Switzerland 7.4%
ABB Ltd.	552,985	15,920,162
Adecco Group AG, Registered Shares	20,842	1,311,729
ALSO Holding AG, Registered Shares(a)	2,188	593,928
Autoneum Holding AG(a)	1,269	227,087
Baloise Holding AG, Registered Shares	3,429	599,740
Bobst Group SA, Registered Shares	5,175	349,098
Cie Financiere Richemont SA, Class A, Registered Shares	240,449	23,170,045
Clariant AG, Registered Shares	148,124	3,098,871
Credit Suisse Group AG, Registered Shares	365,086	5,281,542
GAM Holding AG(a)	45,483	120,460
Jungfraubahn Holding AG, Registered Shares(a)	2,431	389,426
Kudelski SA	47,143	241,181
Kuehne & Nagel International AG	36,328	8,620,290
LEM Holding SA, Registered Shares	13	25,745
Nestlé SA, Registered Shares	165,742	17,298,274
Novartis AG, Registered Shares	225,619	19,431,760
Roche Holding AG, Genusschein Shares	80,090	26,274,247
Schindler Holding AG	6,303	1,721,283
Swatch Group AG (The)	9,620	2,871,299
Swatch Group AG (The), Registered Shares	3,882	223,030
Swiss Life Holding AG, Registered Shares	3,728	1,852,958
Common Stocks (continued)
Issuer	Shares	Value ($)
Temenos AG	77,783	10,502,862
V-ZUG Holding AG(a)	407	39,611
Zurich Insurance Group AG	33,855	13,819,971
Total		153,984,599
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,661,000	36,287,928
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	32,300	4,067,862
Total		40,355,790
Turkey 0.1%
BIM Birlesik Magazalar AS	76,593	685,886
Ford Otomotiv Sanayi AS	30,014	707,700
Turkiye Is Bankasi AS(a)	82,615	63,826
Turkiye Sise ve Cam Fabrikalari AS	191,801	184,609
Total		1,642,021
United Kingdom 11.1%
3i Group PLC	80,705	1,252,864
Aggreko PLC	68,907	774,669
Anglo American PLC	10,004	388,165
Antofagasta PLC	48,929	1,221,164
AstraZeneca PLC, ADR	146,497	7,087,525
Atlassian Corp. PLC, Class A(a)	24,643	5,857,641
Babcock International Group PLC(a)	113,931	412,762
Barclays Bank PLC	5,784,742	12,909,988
BHP Group PLC	224,627	7,134,275
BHP Group PLC, ADR	37,332	2,360,502
BP PLC	3,547,316	14,528,130
BP PLC, ADR	227,260	5,547,417
Brewin Dolphin Holdings PLC	47,236	193,890
British American Tobacco PLC	401,281	13,934,556
British American Tobacco, ADR	91,000	3,190,460
Burberry Group PLC(a)	253,899	6,463,608
Centrica PLC(a)	463,353	342,303
Compass Group PLC(a)	282,449	5,735,681
Evraz PLC	21,552	173,019
Experian PLC	298,726	9,482,706
Fresnillo PLC	73,561	929,018
GlaxoSmithKline PLC	125,659	2,096,717
Glencore PLC(a)	774,271	3,150,974

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Go-Ahead Group PLC (The)(a)	7,829	128,052
Hargreaves Lansdown PLC	394,374	8,337,726
IMI PLC	40,932	750,674
InterContinental Hotels Group PLC, ADR(a)	8,000	560,720
International Consolidated Airlines Group SA(a)	3,290,038	8,899,277
J. Sainsbury PLC	118,803	376,012
JD Sports Fashion PLC(a)	126,491	1,470,205
JET2 PLC(a)	611	12,377
Johnson Matthey PLC	8,422	359,877
JPJ Group PLC	25,091	479,758
Jupiter Fund Management PLC	229,885	946,095
Kingfisher PLC(a)	150,836	559,066
Lookers PLC(a)	228,187	130,661
M&G PLC	292,563	753,536
Marston’s PLC(a)	21,482	28,627
Melrose Industries PLC(a)	877,992	2,040,428
Micro Focus International PLC(a)	75,510	443,307
Oxford Instruments PLC(a)	2,284	57,246
Paragon Banking Group PLC	29,838	186,651
Prudential PLC	1,235,195	24,605,437
RELX PLC	122,092	2,888,946
Rio Tinto PLC	271,306	23,513,262
Rolls-Royce Holdings PLC(a)	19,276,376	29,039,578
Rotork PLC	131,002	654,018
Royal Dutch Shell PLC, ADR, Class B	28,057	1,090,856
Sage Group PLC (The)	349,228	2,728,854
Senior PLC(a)	242,289	345,321
Smith & Nephew PLC	66,988	1,300,986
TI Fluid Systems PLC	139,456	515,646
Unilever PLC	165,283	8,615,772
Unilever PLC, ADR	100,542	5,234,216
Vesuvius PLC	41,679	304,027
WPP PLC, ADR	12,371	735,951
Total		233,261,199
United States 0.5%
Spotify Technology SA(a)	36,652	11,266,092
Total Common Stocks (Cost $1,533,442,587)		2,000,529,577

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
iShares MSCI EAFE ETF	40,700	3,012,207
Vanguard FTSE Developed Markets ETF	1,100	52,811
Total		3,065,018
Total Exchange-Traded Equity Funds (Cost $2,915,193)		3,065,018

Preferred Stocks 2.3%
Issuer	Shares	Value ($)
Brazil 0.0%
Cia Energetica de Minas Gerais	140,100	300,239
Klabin SA(a)	206,500	215,926
Petroleo Brasileiro SA	21,800	86,590
Total		602,755
Germany 2.3%
BMW AG	28,975	1,962,194
Porsche Automobil Holding SE	18,743	1,501,316
Schaeffler AG	6,869	58,582
Volkswagen AG	209,473	43,825,913
Total		47,348,005
Spain 0.0%
Grifols SA	33,406	533,481
Total Preferred Stocks (Cost $37,089,126)		48,484,241

Warrants 0.0%
Issuer	Shares	Value ($)
Switzerland 0.0%
Cie Financiere Richemont SA(a)	43,768	15,397
Total Warrants (Cost $11,703)		15,397

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(c),(d)	32,468,574	32,465,327
Total Money Market Funds (Cost $32,464,815)		32,465,327
Total Investments in Securities (Cost $1,605,923,424)		2,084,559,560
Other Assets & Liabilities, Net		10,404,925
Net Assets		$2,094,964,485

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $3,369,175, which represents 0.16% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	19,811,214	213,368,176	(200,712,977)	(1,086)	32,465,327	(895)	16,094	32,468,574
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	35,635,445	—	—	35,635,445
Australia	8,496,679	30,168,564	—	38,665,243
Austria	—	6,659,619	—	6,659,619
Belgium	—	8,864,096	—	8,864,096
Brazil	5,591,857	—	—	5,591,857
Canada	20,500,941	—	—	20,500,941
China	18,824,672	79,064,076	—	97,888,748
Denmark	—	28,300,827	—	28,300,827
Finland	3,094,456	18,417,197	—	21,511,653
France	4,735,007	170,867,337	—	175,602,344
Germany	4,924,255	179,948,375	—	184,872,630
Hong Kong	2,559,107	41,341,051	—	43,900,158
Indonesia	—	1,009,746	—	1,009,746
Ireland	26,701,312	18,719,763	—	45,421,075
Isle of Man	—	919,323	—	919,323
Israel	117,266	5,985	—	123,251
Italy	1,748,993	59,895,474	—	61,644,467
Japan	4,298,146	357,315,199	—	361,613,345
Jersey	—	680,820	—	680,820
Luxembourg	1,712,628	6,933,170	—	8,645,798
Marshall Islands	705,870	—	—	705,870
Mexico	4,120,395	—	—	4,120,395
Netherlands	1,184,162	142,844,941	—	144,029,103
Norway	—	7,320,241	—	7,320,241
Panama	5,978,992	—	—	5,978,992
Peru	4,410,196	—	—	4,410,196
Portugal	—	576,648	—	576,648
Russian Federation	879,474	16,836,882	—	17,716,356
Singapore	—	5,033,579	—	5,033,579
South Africa	—	8,716,096	—	8,716,096
South Korea	—	83,651,159	—	83,651,159
Spain	2,400,057	82,677,354	—	85,077,411
Sweden	2,709,625	41,922,819	—	44,632,444
Switzerland	—	153,984,599	—	153,984,599
Taiwan	4,067,862	36,287,928	—	40,355,790
Turkey	—	1,642,021	—	1,642,021
United Kingdom	31,665,288	201,595,911	—	233,261,199
United States	11,266,092	—	—	11,266,092
Total Common Stocks	208,328,777	1,792,200,800	—	2,000,529,577
Exchange-Traded Equity Funds	3,065,018	—	—	3,065,018
Preferred Stocks
Brazil	602,755	—	—	602,755
Germany	—	47,348,005	—	47,348,005
Spain	—	533,481	—	533,481
Total Preferred Stocks	602,755	47,881,486	—	48,484,241
Warrants
Consumer Discretionary	—	15,397	—	15,397
Total Warrants	—	15,397	—	15,397
Money Market Funds	32,465,327	—	—	32,465,327
Total Investments in Securities	244,461,877	1,840,097,683	—	2,084,559,560
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	17

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,573,458,609)	$2,052,094,233
Affiliated issuers (cost $32,464,815)	32,465,327
Foreign currency (cost $643,733)	641,316
Receivable for:
Investments sold	9,981,162
Capital shares sold	4,008,597
Dividends	2,357,947
Foreign tax reclaims	3,888,180
Prepaid expenses	33,356
Trustees’ deferred compensation plan	50,709
Total assets	2,105,520,827
Liabilities
Due to custodian	3,859
Payable for:
Investments purchased	7,798,519
Capital shares purchased	2,339,495
Management services fees	45,971
Transfer agent fees	214,880
Compensation of board members	5,565
Compensation of chief compliance officer	121
Other expenses	97,223
Trustees’ deferred compensation plan	50,709
Total liabilities	10,556,342
Net assets applicable to outstanding capital stock	$2,094,964,485
Represented by
Paid in capital	1,699,618,429
Total distributable earnings (loss)	395,346,056
Total - representing net assets applicable to outstanding capital stock	$2,094,964,485
Institutional Class
Net assets	$2,094,961,505
Shares outstanding	175,329,735
Net asset value per share	$11.95
Institutional 3 Class
Net assets	$2,980
Shares outstanding	249
Net asset value per share	$11.97
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$16,492,179
Dividends — affiliated issuers	16,094
Non-cash dividends - unaffiliated issuers	1,377,726
Foreign taxes withheld	(1,801,021)
Total income	16,084,978
Expenses:
Management services fees	8,098,070
Transfer agent fees
Institutional Class	1,572,030
Compensation of board members	23,739
Custodian fees	190,606
Printing and postage fees	106,258
Registration fees	39,800
Audit fees	23,850
Legal fees	19,833
Interest on interfund lending	202
Compensation of chief compliance officer	330
Other	176,553
Total expenses	10,251,271
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(117,006)
Total net expenses	10,134,265
Net investment income	5,950,713
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	104,134,077
Investments — affiliated issuers	(895)
Foreign currency translations	217,430
Net realized gain	104,350,612
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	284,493,522
Investments — affiliated issuers	(1,086)
Foreign currency translations	(72,549)
Net change in unrealized appreciation (depreciation)	284,419,887
Net realized and unrealized gain	388,770,499
Net increase in net assets resulting from operations	$394,721,212
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	19

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations
Net investment income	$5,950,713	$24,657,699
Net realized gain (loss)	104,350,612	(88,630,561)
Net change in unrealized appreciation (depreciation)	284,419,887	337,695,129
Net increase in net assets resulting from operations	394,721,212	273,722,267
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(27,299,569)	(51,346,180)
Institutional 3 Class	(41)	—
Total distributions to shareholders	(27,299,610)	(51,346,180)
Decrease in net assets from capital stock activity	(317,727,071)	(78,238,531)
Total increase in net assets	49,694,531	144,137,556
Net assets at beginning of period	2,045,269,954	1,901,132,398
Net assets at end of period	$2,094,964,485	$2,045,269,954

	Six Months Ended		Year Ended
	February 28, 2021 (Unaudited)		August 31, 2020 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Subscriptions	18,477,298	202,809,706	63,955,974	551,917,422
Distributions reinvested	2,373,876	27,299,569	5,114,161	51,346,180
Redemptions	(49,611,443)	(547,836,346)	(74,864,553)	(681,504,633)
Net decrease	(28,760,269)	(317,727,071)	(5,794,418)	(78,241,031)
Institutional 3 Class
Subscriptions	—	—	249	2,500
Net increase	—	—	249	2,500
Total net decrease	(28,760,269)	(317,727,071)	(5,794,169)	(78,238,531)

(a)	Institutional 3 Class shares are based on operations from December 18, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

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Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$10.02	0.03	2.05	2.08	(0.15)	(0.15)
Year Ended 8/31/2020	$9.06	0.11	1.10	1.21	(0.25)	(0.25)
Year Ended 8/31/2019	$9.67	0.23	(0.77)	(0.54)	(0.07)	(0.07)
Year Ended 8/31/2018(f)	$10.00	0.04	(0.37)	(0.33)	—	—
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$10.05	0.04	2.04	2.08	(0.16)	(0.16)
Year Ended 8/31/2020(g)	$10.04	0.10	(0.09)(h)	0.01	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Institutional Class shares commenced operations on May 17, 2018. Per share data and total return reflect activity from that date.
(g)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 2/28/2021 (Unaudited)	$11.95	20.82%	1.00%(c),(d)	0.98%(c),(d)	0.59%(c)	37%	$2,094,962
Year Ended 8/31/2020	$10.02	13.34%	1.00%(d),(e)	0.98%(d),(e)	1.22%(c)	89%	$2,045,267
Year Ended 8/31/2019	$9.06	(5.53%)	1.02%(d)	1.02%(d)	2.54%	63%	$1,901,132
Year Ended 8/31/2018(f)	$9.67	(3.30%)	1.05%(c)	1.05%(c)	1.51%(c)	17%	$2,043,274
Institutional 3 Class
Six Months Ended 2/28/2021 (Unaudited)	$11.97	20.81%	0.86%(c),(d)	0.84%(c),(d)	0.70%(c)	37%	$3
Year Ended 8/31/2020(g)	$10.05	0.10%	0.86%(c),(d)	0.84%(c),(d)	1.57%(c)	89%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	23

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Multi-Manager International Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
24	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2021 was 0.79% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Arrowstreet Capital, Limited Partnership, Baillie Gifford Overseas Limited and Causeway Capital Management LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Managers’s
26	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of the investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares. In addition, effective January 1, 2021 through December 31, 2021, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.15
Institutional 3 Class	0.01
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through December 31, 2021
Institutional Class	0.99%
Institutional 3 Class	0.84
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective January 1, 2021 through December 31, 2021, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,605,923,000	510,976,000	(32,339,000)	478,637,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(58,494,001)	(94,848,163)	(153,342,164)
28	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $743,573,035 and $1,097,239,908, respectively, for the six months ended February 28, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,625,000	0.65	4
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank,
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
30	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At February 28, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
32	Multi-Manager International Equity Strategies Fund | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Multi-Manager International Equity Strategies Fund | Semiannual Report 2021	33

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Multi-Manager International Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR302_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Overseas SMA Completion Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investment-products/managed-accounts/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investment-products/managed-accounts/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Overseas SMA Completion Portfolio (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investment-products/managed-accounts/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investment-products/managed-accounts/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investment-products/managed-accounts/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Overseas SMA Completion Portfolio  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
The Fund is intended to be used as part of a broader separately managed account (SMA) program. The objective of the Fund is intended to be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2019
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2019
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2021)
	Inception	6 Months cumulative	1 Year	Life
Overseas SMA Completion Portfolio	09/12/19	20.91	24.81	15.85
MSCI EAFE Value Index (Net)		18.22	15.99	5.87
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investment-products/managed-accounts/ or calling 800.345.6611.
The Fund is only offered to SMA clients as described in the Fund’s prospectus. The Fund’s performance does not reflect any payments to SMA program sponsors or the Investment Manager of any applicable fees by clients in SMA programs and will differ from the performance of a participant’s overall SMA. For more information about your SMA’s performance, please contact your SMA program sponsor or financial intermediary.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free-float adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Overseas SMA Completion Portfolio | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at February 28, 2021)
Communication Services	3.3
Consumer Discretionary	7.3
Consumer Staples	9.1
Energy	3.2
Financials	24.2
Health Care	7.1
Industrials	23.6
Information Technology	8.0
Materials	7.7
Real Estate	3.6
Utilities	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2021)
Australia	1.2
Austria	4.5
Canada	0.6
Finland	3.6
France	2.5
Germany	10.0
Hong Kong	0.3
Ireland	0.1
Israel	5.2
Japan	20.9
Netherlands	9.3
Norway	3.5
Singapore	5.1
South Korea	4.1
Spain	4.1
Taiwan	3.4
United Kingdom	16.7
United States(a)	4.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Overseas SMA Completion Portfolio | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Overseas SMA Completion Portfolio	1,000.00	1,000.00	1,209.10	1,024.52	0.00	0.00	0.00
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Overseas SMA Completion Portfolio | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Australia 1.2%
Ansell Ltd.	3,187	88,571
Austria 4.5%
Andritz AG	7,033	336,853
Canada 0.6%
Alimentation Couche-Tard, Inc., Class B	1,447	43,492
Finland 3.6%
UPM-Kymmene OYJ	7,043	269,075
France 2.5%
AtoS(a)	911	71,203
Eiffage SA(a)	1,173	120,567
Total		191,770
Germany 10.0%
Aroundtown SA	15,415	112,091
Covestro AG	3,495	253,059
Duerr AG	6,384	251,682
KION Group AG	1,655	139,841
Total		756,673
Hong Kong 0.3%
WH Group Ltd.	25,000	22,423
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	1,355	9,133
Israel 5.2%
Bank Hapoalim BM(a)	40,646	286,369
Bezeq Israeli Telecommunication Corp., Ltd.(a)	112,343	109,865
Total		396,234
Japan 21.0%
Dai-ichi Life Holdings, Inc.	9,300	165,290
Daiwabo Holdings Co., Ltd.	3,000	224,437
Invincible Investment Corp.	221	90,579
Kinden Corp.	9,300	152,406
Koito Manufacturing Co., Ltd.	3,000	201,559
Matsumotokiyoshi Holdings Co., Ltd.	6,900	271,947
Ship Healthcare Holdings, Inc.	4,700	260,836
Starts Corp., Inc.	2,200	57,663
Common Stocks (continued)
Issuer	Shares	Value ($)
Takuma Co., Ltd.	8,100	159,339
Total		1,584,056
Netherlands 9.3%
ABN AMRO Bank NV(a)	9,672	111,213
ASR Nederland NV	8,322	347,697
Signify NV(a)	5,593	243,714
Total		702,624
Norway 3.5%
Leroy Seafood Group ASA	27,910	224,232
Yara International ASA	823	39,539
Total		263,771
Singapore 5.1%
BW LPG Ltd.	17,075	101,380
Venture Corp., Ltd.	20,200	288,252
Total		389,632
South Korea 4.1%
GS Retail Co., Ltd.	3,300	106,205
Hyundai Home Shopping Network Corp.	986	69,599
Youngone Corp.(a)	3,542	132,011
Total		307,815
Spain 4.1%
ACS Actividades de Construccion y Servicios SA	1,436	43,876
Endesa SA	8,548	211,224
Tecnicas Reunidas SA(a)	3,983	57,938
Total		313,038
Taiwan 3.4%
Fubon Financial Holding Co., Ltd.	143,000	256,092
United Kingdom 16.7%
BT Group PLC(a)	77,009	133,296
Crest Nicholson Holdings PLC(a)	11,786	52,796
DCC PLC	3,462	279,657
GW Pharmaceuticals PLC, ADR(a)	172	36,851
Inchcape PLC(a)	8,200	81,324
John Wood Group PLC(a)	17,153	72,107
Just Group PLC(a)	192,539	242,478
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Overseas SMA Completion Portfolio | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TP Icap Group PLC	108,347	362,278
Total		1,260,787
United States 1.7%
Aerie Pharmaceuticals, Inc.(a)	960	17,654
Insmed, Inc.(a)	1,048	37,487
Quotient Ltd.(a)	6,756	30,335
Sage Therapeutics, Inc.(a)	477	40,545
Total		126,021
Total Common Stocks (Cost $6,464,639)		7,318,060

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(b),(c)	241,283	241,259
Total Money Market Funds (Cost $241,259)		241,259
Total Investments in Securities (Cost $6,705,898)		7,559,319
Other Assets & Liabilities, Net		(4,890)
Net Assets		$7,554,429

At February 28, 2021, securities and/or cash totaling $14,256 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	2	03/2021	USD	216,400	—	(3,975)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	22,229	4,690,962	(4,471,930)	(2)	241,259	(156)	79	241,283
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	88,571	—	88,571
Austria	—	336,853	—	336,853
Canada	43,492	—	—	43,492
Finland	—	269,075	—	269,075
France	—	191,770	—	191,770
Germany	—	756,673	—	756,673
Hong Kong	—	22,423	—	22,423
Ireland	9,133	—	—	9,133
Israel	—	396,234	—	396,234
Japan	—	1,584,056	—	1,584,056
Netherlands	—	702,624	—	702,624
Norway	—	263,771	—	263,771
Singapore	—	389,632	—	389,632
South Korea	—	307,815	—	307,815
Spain	—	313,038	—	313,038
Taiwan	—	256,092	—	256,092
United Kingdom	36,851	1,223,936	—	1,260,787
United States	126,021	—	—	126,021
Total Common Stocks	215,497	7,102,563	—	7,318,060
Money Market Funds	241,259	—	—	241,259
Total Investments in Securities	456,756	7,102,563	—	7,559,319
Investments in Derivatives
Liability
Futures Contracts	(3,975)	—	—	(3,975)
Total	452,781	7,102,563	—	7,555,344
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Overseas SMA Completion Portfolio | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio | Semiannual Report 2021	9

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,464,639)	$7,318,060
Affiliated issuers (cost $241,259)	241,259
Margin deposits on:
Futures contracts	14,256
Receivable for:
Dividends	3,281
Foreign tax reclaims	2,510
Expense reimbursement due from Investment Manager	281
Prepaid expenses	4,220
Trustees’ deferred compensation plan	7,146
Total assets	7,591,013
Liabilities
Due to custodian	158
Payable for:
Variation margin for futures contracts	2,990
Transfer agent fees	1
Compensation of board members	3,217
Audit fees	14,750
State registration fees	3,278
Custodian fees	2,463
Printing and Postage fees	2,177
Other expenses	404
Trustees’ deferred compensation plan	7,146
Total liabilities	36,584
Net assets applicable to outstanding capital stock	$7,554,429
Represented by
Paid in capital	6,615,923
Total distributable earnings (loss)	938,506
Total - representing net assets applicable to outstanding capital stock	$7,554,429
Shares outstanding	522,125
Net asset value per share	14.47
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Overseas SMA Completion Portfolio | Semiannual Report 2021

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$25,936
Dividends — affiliated issuers	79
Foreign taxes withheld	(2,524)
Total income	23,491
Expenses:
Transfer agent fees	130
Compensation of board members	8,884
Custodian fees	6,358
Printing and postage fees	4,705
Registration fees	13,002
Audit fees	14,750
Legal fees	1,085
Compensation of chief compliance officer	1
Other	5,414
Total expenses	54,329
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(54,150)
Total net expenses	179
Net investment income	23,312
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	95,175
Investments — affiliated issuers	(156)
Foreign currency translations	(2,031)
Futures contracts	14,032
Net realized gain	107,020
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	848,128
Investments — affiliated issuers	(2)
Foreign currency translations	(58)
Futures contracts	(3,975)
Net change in unrealized appreciation (depreciation)	844,093
Net realized and unrealized gain	951,113
Net increase in net assets resulting from operations	$974,425
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	August 31, 2020 (a)
Operations
Net investment income	$23,312	$53,463
Net realized gain (loss)	107,020	(2,060)
Net change in unrealized appreciation (depreciation)	844,093	5,400
Net increase in net assets resulting from operations	974,425	56,803
Distributions to shareholders
Net investment income and net realized gains	(62,050)	(30,672)
Total distributions to shareholders	(62,050)	(30,672)
Increase in net assets from capital stock activity	4,345,778	270,145
Total increase in net assets	5,258,153	296,276
Net assets at beginning of period	2,296,276	2,000,000
Net assets at end of period	$7,554,429	$2,296,276

	Six Months Ended
	February 28, 2021 (Unaudited)		August 31, 2020 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	342,036	4,463,689	23,520	281,813
Distributions reinvested	4,532	62,050	43	566
Redemptions	(13,634)	(179,961)	(1,039)	(12,234)
Total net increase	332,934	4,345,778	22,524	270,145

(a)	Based on operations from September 12, 2019 (the Fund’s commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Overseas SMA Completion Portfolio | Semiannual Report 2021

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020 (a)
Per share data
Net asset value, beginning of period	$12.14	$12.00
Income from investment operations:
Net investment income	0.06	0.31
Net realized and unrealized gain	2.47	0.01
Total from investment operations	2.53	0.32
Less distributions to shareholders from:
Net investment income	(0.19)	(0.18)
Net realized gains	(0.01)	—
Total distributions to shareholders	(0.20)	(0.18)
Net asset value, end of period	$14.47	$12.14
Total return	20.91%	2.57%
Ratios to average net assets
Total gross expenses(b)	2.24%(c)	5.92%(c)
Total net expenses(b),(d)	0.00%(c)	0.00%(c)
Net investment income	0.97%(c)	2.79%(c)
Supplemental data
Portfolio turnover	20%	47%
Net assets, end of period (in thousands)	$7,554	$2,296

Notes to Financial Highlights
(a)	The Fund commenced operations on September 12, 2019. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio | Semiannual Report 2021	13

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Overseas SMA Completion Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Shares of the Fund may only be purchased and held by or on behalf of separately managed account (SMA) clients.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
14	Overseas SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
Overseas SMA Completion Portfolio | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
16	Overseas SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,975*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	14,032

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(3,975)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	108,200

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Overseas SMA Completion Portfolio | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund does not pay a management fee to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the
18	Overseas SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was 0.00%.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2022, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.00% of the Fund’s average daily net assets.
Overseas SMA Completion Portfolio | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
6,706,000	897,000	(48,000)	849,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(8,120)	—	(8,120)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,054,492 and $956,392, respectively, for the six months ended February 28, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
20	Overseas SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Completion funds risk
Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which the Investment Manager serves as investment adviser, including funds with names, investment objectives and policies similar to the Fund. This may be attributable to a wide variety of factors, including, but not limited to, the use of a differentiated investment strategy. The Fund is intended to be used as part of a broader SMA program. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment. Please contact your SMA program sponsor or financial intermediary for more information.
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive
Overseas SMA Completion Portfolio | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The UK’s departure from the EU single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. The impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic
22	Overseas SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Industrials sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Overseas SMA Completion Portfolio | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 28, 2021, one unaffiliated shareholder of record owned 67.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 33.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Overseas SMA Completion Portfolio | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Overseas SMA Completion Portfolio | Semiannual Report 2021	25

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Overseas SMA Completion Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investment-products/managed-accounts/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investment-products/managed-accounts/
SAR307_08_L01_(04/21)

SemiAnnual Report
February 28, 2021
Multisector Bond SMA Completion Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investment-products/managed-accounts/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investment-products/managed-accounts/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Multisector Bond SMA Completion Portfolio (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investment-products/managed-accounts/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investment-products/managed-accounts/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investment-products/managed-accounts/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multisector Bond SMA Completion Portfolio  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
The Fund is intended to be used as part of a broader separately managed account (SMA) program. The objective of the Fund is intended to be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment.
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Callan
Portfolio Manager
Managed Fund since 2019
Alexandre (Alex) Christensen, CFA
Portfolio Manager
Managed Fund since March 2021
Average annual total returns (%) (for the period ended February 28, 2021)
	Inception	6 Months cumulative	1 Year	Life
Multisector Bond SMA Completion Portfolio	10/29/19	7.37	7.70	4.55
Bloomberg Barclays U.S. Aggregate Bond Index		-1.55	1.38	4.33
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investment-products/managed-accounts/ or calling 800.345.6611.
The Fund is only offered to SMA clients as described in the Fund’s prospectus. The Fund’s performance does not reflect any payments to SMA program sponsors or the Investment Manager of any applicable fees by clients in SMA programs and will differ from the performance of a participant’s overall SMA. For more information about your SMA’s performance, please contact your SMA program sponsor or financial intermediary.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at February 28, 2021)
AA rating	51.2
A rating	48.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2021)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	138.8	(38.8)	100.0
Total Notional Market Value of Derivative Contracts	138.8	(38.8)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
Portfolio Holdings (%) (at February 28, 2021)
Asset-Backed Securities — Non-Agency	18.0
Money Market Funds	73.2
Other Assets	8.8
Total	100.0
Percentages indicated are based upon net assets. At period end, the Fund held an investment in Asset-Backed Securities and affiliated Money Market Fund, which have been segregated to cover obligations relating to the Fund’s investments in futures and credit default swaps. For a description of the Fund’s investment in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 of the Notes to Financial Statements.

4	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2020 — February 28, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Multisector Bond SMA Completion Portfolio	1,000.00	1,000.00	1,073.70	1,024.52	0.00	0.00	0.00
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	5

Portfolio of Investments
February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 18.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	190,000	193,720
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	200,000	203,422
Total Asset-Backed Securities — Non-Agency (Cost $393,419)			397,142
Money Market Funds 73.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(b),(c)	1,611,394	1,611,233
Total Money Market Funds (Cost $1,611,159)		1,611,233
Total Investments in Securities (Cost: $2,004,578)		2,008,375
Other Assets & Liabilities, Net		193,150
Net Assets		2,201,525
At February 28, 2021, securities and/or cash totaling $225,178 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1	06/2021	USD	123,969	—	(1,010)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(1)	06/2021	USD	(159,219)	2,303	—
U.S. Ultra Treasury Bond	(2)	06/2021	USD	(378,125)	5,668	—
Total					7,971	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	1.925	USD	600,000	10,448	—	—	10,448	—
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	3.084	USD	1,200,000	74,198	—	—	74,198	—
Total								84,646	—	—	84,646	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $397,142, which represents 18.04% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	1,456,677	552,337	(397,652)	(129)	1,611,233	(14)	881	1,611,394
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	7

Portfolio of Investments  (continued)
February 28, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	397,142	—	397,142
Money Market Funds	1,611,233	—	—	1,611,233
Total Investments in Securities	1,611,233	397,142	—	2,008,375
Investments in Derivatives
Asset
Futures Contracts	7,971	—	—	7,971
Swap Contracts	—	84,646	—	84,646
Liability
Futures Contracts	(1,010)	—	—	(1,010)
Total	1,618,194	481,788	—	2,099,982
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $393,419)	$397,142
Affiliated issuers (cost $1,611,159)	1,611,233
Margin deposits on:
Futures contracts	19,426
Swap contracts	205,752
Receivable for:
Dividends	105
Interest	394
Variation margin for futures contracts	47
Variation margin for swap contracts	1,916
Expense reimbursement due from Investment Manager	301
Prepaid expenses	4,151
Trustees’ deferred compensation plan	6,041
Total assets	2,246,508
Liabilities
Payable for:
Variation margin for futures contracts	7,625
Variation margin for swap contracts	1,798
Transfer agent fees	4
Compensation of board members	2,883
Audit fees	18,101
State registration fees	6,884
Other expenses	1,647
Trustees’ deferred compensation plan	6,041
Total liabilities	44,983
Net assets applicable to outstanding capital stock	$2,201,525
Represented by
Paid in capital	2,102,327
Total distributable earnings (loss)	99,198
Total - representing net assets applicable to outstanding capital stock	$2,201,525
Shares outstanding	175,247
Net asset value per share	12.56
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	9

Statement of Operations
Six Months Ended February 28, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$881
Interest	4,970
Total income	5,851
Expenses:
Transfer agent fees	41
Compensation of board members	8,873
Custodian fees	7,982
Printing and postage fees	3,525
Registration fees	14,844
Audit fees	18,100
Legal fees	1,076
Other	3,339
Total expenses	57,780
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,679)
Total net expenses	101
Net investment income	5,750
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(14)
Futures contracts	54,325
Swap contracts	107,419
Net realized gain	161,730
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(379)
Investments — affiliated issuers	(129)
Futures contracts	2,796
Swap contracts	(18,710)
Net change in unrealized appreciation (depreciation)	(16,422)
Net realized and unrealized gain	145,308
Net increase in net assets resulting from operations	$151,058
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended February 28, 2021 (Unaudited)	August 31, 2020 (a)
Operations
Net investment income	$5,750	$21,799
Net realized gain (loss)	161,730	(157,921)
Net change in unrealized appreciation (depreciation)	(16,422)	111,826
Net increase (decrease) in net assets resulting from operations	151,058	(24,296)
Distributions to shareholders
Net investment income and net realized gains	(5,639)	(22,585)
Total distributions to shareholders	(5,639)	(22,585)
Increase in net assets from capital stock activity	1,907	101,080
Total increase in net assets	147,326	54,199
Net assets at beginning of period	2,054,199	2,000,000
Net assets at end of period	$2,201,525	$2,054,199

	Six Months Ended
	February 28, 2021 (Unaudited)		August 31, 2020 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	—	—	8,333	100,000
Distributions reinvested	154	1,907	93	1,080
Total net increase	154	1,907	8,426	101,080

(a)	Based on operations from October 29, 2019 (the Fund’s commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020 (a)
Per share data
Net asset value, beginning of period	$11.73	$12.00
Income from investment operations:
Net investment income	0.03	0.12
Net realized and unrealized gain (loss)	0.83	(0.26)
Total from investment operations	0.86	(0.14)
Less distributions to shareholders from:
Net investment income	(0.03)	(0.13)
Total distributions to shareholders	(0.03)	(0.13)
Net asset value, end of period	$12.56	$11.73
Total return	7.37%	(1.16)%
Ratios to average net assets
Total gross expenses(b)	5.55%(c)	5.21%(c)
Total net expenses(b),(d)	0.00%(c)	0.00%(c)
Net investment income	0.56%(c)	1.28%(c)
Supplemental data
Portfolio turnover	0%	0%
Net assets, end of period (in thousands)	$2,202	$2,054

Notes to Financial Highlights
(a)	The Fund commenced operations on October 29, 2019. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements
February 28, 2021 (Unaudited)
Note 1. Organization
Multisector Bond SMA Completion Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Shares of the Fund may only be purchased and held by or on behalf of separately managed account (SMA) clients.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	13

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a
14	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
16	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	84,646*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,971*
Total		92,617

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,010*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	107,419	107,419
Interest rate risk	54,325	—	54,325
Total	54,325	107,419	161,744

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(18,710)	(18,710)
Interest rate risk	2,796	—	2,796
Total	2,796	(18,710)	(15,914)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	125,000
Futures contracts — short	484,703
Credit default swap contracts — sell protection	1,875,000

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2021.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2021:
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	1,916
Liabilities
Centrally cleared credit default swap contracts (a)	1,798
Total financial and derivative net assets	118
Total collateral received (pledged) (b)	-
Net amount (c)	118

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
18	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund does not pay a management fee to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2021, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was 0.00%.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2022, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.00% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,005,000	96,000	(1,000)	95,000
20	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2020 as arising on September 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
—	153,882
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended February 28, 2021, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended February 28, 2021.
Note 9. Significant risks
Completion funds risk
Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which the Investment Manager serves as investment adviser, including funds with names, investment objectives and policies similar to the Fund. This may be attributable to a wide variety of factors, including, but not limited to, the use of a differentiated investment strategy. The Fund is intended to be used as part of a broader SMA program. The performance and objectives of the Fund should be evaluated in the context of the broader SMA program. The Fund is not designed to be used as a stand-alone investment. Please contact your SMA program sponsor or financial intermediary for more information.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global
22	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion of such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 28, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
February 28, 2021 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Multisector Bond SMA Completion Portfolio | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Multisector Bond SMA Completion Portfolio | Semiannual Report 2021	25

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Multisector Bond SMA Completion Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investment-products/managed-accounts/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investment-products/managed-accounts/
SAR308_08_L01_(04/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	April 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	April 22, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	April 22, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	April 22, 2021